                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07725
                                   ---------------------------------------------

                              SEASONS SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ     07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                              Robert M. Zakem, Esq.
                     Senior Vice President & General Counsel
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: March 31
                         ----------------------------

Date of reporting period: September 30, 2004
                          ----------------------------

Item 1. Reports to Stockholders

        Seasons Series Trust, Semi-Annual Report at September 30, 2004.

SEASONS SERIES TRUST


SEMIANNUAL REPORT

SEPTEMBER 30, 2004


[SEASONS FAMILY LOGO]
A NEW WAY TO LOOK AT MONEY(TM)

TABLE OF CONTENTS

SHAREHOLDER LETTER                                                             1

EXPENSE EXAMPLE                                                                2

SEASONS STRATEGIES
Multi-Managed Growth Portfolio                                                 5
Multi-Managed Moderate Growth Portfolio                                       26
Multi-Managed Income/Equity Portfolio                                         50
Multi-Managed Income Portfolio                                                73
Asset Allocation: Diversified Growth Portfolio                                96
Stock Portfolio                                                              124

SEASONS SELECT

Large Cap Growth Portfolio                                                   129
Large Cap Composite Portfolio                                                137
Large Cap Value Portfolio                                                    151
Mid Cap Growth Portfolio                                                     162
Mid Cap Value Portfolio                                                      178
Small Cap Portfolio                                                          194
International Equity Portfolio                                               238
Diversified Fixed Income Portfolio                                           265
Cash Management Portfolio                                                    276

SEASONS FOCUSED

Focus Growth Portfolio                                                       279
Focus TechNet Portfolio                                                      283
Focus Growth and Income Portfolio                                            286
Focus Value Portfolio                                                        290

STATEMENT OF ASSETS AND LIABILITIES                                          294
STATEMENT OF OPERATIONS                                                      297
STATEMENT OF CHANGES IN NET ASSETS                                           300
NOTES TO FINANCIAL STATEMENTS                                                307
FINANCIAL HIGHLIGHTS                                                         328
TRUSTEE INFORMATION                                                          334

DEAR INVESTOR:

   We are pleased to present the semiannual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS FAMILY OF VARIABLE ANNUITIES issued by AIG SunAmerica Life Assurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2004.

   If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

   Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

/s/ Jay S. Wintrob

Jay S. Wintrob
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
AIG SUNAMERICA LIFE ASSURANCE COMPANY

November 3, 2004

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE                                               SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2004 and held until September 30, 2004. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

ACTUAL EXPENSES

The second through the fourth columns of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The "Expenses Paid During Period" in column four and "Expense Ratio as of September 30, 2004" in column eight do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth through the seventh columns of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During Period" in column seven and "Expense Ratio as of September 30, 2004" in column eight do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

                                          ACTUAL                                    HYPOTHETICAL
                       -------------------------------------------  --------------------------------------------
                                                                                   ENDING ACCOUNT
                                        ENDING                                      VALUE USING A
                       BEGINNING        ACCOUNT      EXPENSES PAID                  HYPOTHETICAL   EXPENSES PAID
                        ACCOUNT       VALUE USING     DURING THE      BEGINNING      5% ASSUMED     DURING THE       EXPENSE
                        VALUE AT   ACTUAL RETURN AT  PERIOD ENDED   ACCOUNT VALUE    RETURN AT     PERIOD ENDED    RATIO AS OF
                        APRIL 1,     SEPTEMBER 30,   SEPTEMBER 30,   AT APRIL 1,    SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO                2004            2004            2004*          2004            2004           2004*          2004
---------              ----------  ----------------  -------------  -------------  --------------  -------------  -------------
Multi-Managed Growth
   Class 1             $ 1,000.00  $         977.31  $        5.16  $    1,000.00  $     1,019.85  $        5.27       1.04%
   Class 2             $ 1,000.00  $         975.48  $        5.89  $    1,000.00  $     1,019.10  $        6.02       1.19%
   Class 3             $ 1,000.00  $         975.45  $        6.39  $    1,000.00  $     1,018.60  $        6.53       1.29%
Multi-Managed
   Moderate Growth
   Class 1             $ 1,000.00  $         977.55  $        4.71  $    1,000.00  $     1,020.31  $        4.81       0.95%
   Class 2             $ 1,000.00  $         976.64  $        5.45  $    1,000.00  $     1,019.55  $        5.57       1.10%
   Class 3             $ 1,000.00  $         975.76  $        5.94  $    1,000.00  $     1,019.05  $        6.07       1.20%
Multi-Managed
   Income/Equity
   Class 1             $ 1,000.00  $         999.16  $        4.61  $    1,000.00  $     1,020.46  $        4.66       0.92%
   Class 2             $ 1,000.00  $         998.31  $        5.36  $    1,000.00  $     1,019.70  $        5.42       1.07%
   Class 3             $ 1,000.00  $         997.46  $        5.86  $    1,000.00  $     1,019.20  $        5.92       1.17%
Multi-Managed Income
   Class 1             $ 1,000.00  $         997.53  $        4.51  $    1,000.00  $     1,020.56  $        4.56       0.90%
   Class 2             $ 1,000.00  $         996.70  $        5.26  $    1,000.00  $     1,019.80  $        5.32       1.05%
   Class 3             $ 1,000.00  $         996.69  $        5.76  $    1,000.00  $     1,019.30  $        5.82       1.15%
Asset Allocation:
   Diversified Growth
   Class 1             $ 1,000.00  $         983.30  $        4.52  $    1,000.00  $     1,020.51  $        4.61       0.91%
   Class 2             $ 1,000.00  $         982.36  $        5.32  $    1,000.00  $     1,019.70  $        5.42       1.07%
   Class 3             $ 1,000.00  $         981.41  $        5.91  $    1,000.00  $     1,019.10  $        6.02       1.19%
Stock
   Class 1             $ 1,000.00  $         974.34  $        4.60  $    1,000.00  $     1,020.41  $        4.71       0.93%
   Class 2             $ 1,000.00  $         974.22  $        5.34  $    1,000.00  $     1,019.65  $        5.47       1.08%
   Class 3             $ 1,000.00  $         973.51  $        5.84  $    1,000.00  $     1,019.15  $        5.97       1.18%
Large Cap Growth#
   Class 1             $ 1,000.00  $         987.28  $        5.48  $    1,000.00  $     1,019.55  $        5.57       1.10%
   Class 2             $ 1,000.00  $         985.93  $        6.22  $    1,000.00  $     1,018.80  $        6.33       1.25%
   Class 3             $ 1,000.00  $         984.64  $        6.72  $    1,000.00  $     1,018.30  $        6.83       1.35%
Large Cap Composite#
   Class 1             $ 1,000.00  $         988.94  $        5.48  $    1,000.00  $     1,019.55  $        5.57       1.10%
   Class 2             $ 1,000.00  $         987.80  $        6.23  $    1,000.00  $     1,018.80  $        6.33       1.25%
   Class 3             $ 1,000.00  $         987.79  $        6.73  $    1,000.00  $     1,018.30  $        6.83       1.35%
Large Cap Value#
   Class 1             $ 1,000.00  $       1,013.95  $        4.95  $    1,000.00  $     1,020.16  $        4.96       0.98%
   Class 2             $ 1,000.00  $       1,013.05  $        5.70  $    1,000.00  $     1,019.40  $        5.72       1.13%
   Class 3             $ 1,000.00  $       1,012.13  $        6.20  $    1,000.00  $     1,018.90  $        6.23       1.23%
Mid Cap Growth#
   Class 1             $ 1,000.00  $         976.80  $        5.70  $    1,000.00  $     1,019.30  $        5.82       1.15%
   Class 2             $ 1,000.00  $         975.82  $        6.44  $    1,000.00  $     1,018.55  $        6.58       1.30%
   Class 3             $ 1,000.00  $         975.78  $        6.93  $    1,000.00  $     1,018.05  $        7.08       1.40%

                                          ACTUAL                                    HYPOTHETICAL
                       -------------------------------------------  --------------------------------------------
                                                                                   ENDING ACCOUNT
                                        ENDING                                      VALUE USING A
                       BEGINNING        ACCOUNT      EXPENSES PAID                  HYPOTHETICAL   EXPENSES PAID
                        ACCOUNT       VALUE USING     DURING THE      BEGINNING      5% ASSUMED     DURING THE       EXPENSE
                        VALUE AT   ACTUAL RETURN AT  PERIOD ENDED   ACCOUNT VALUE    RETURN AT     PERIOD ENDED    RATIO AS OF
                        APRIL 1,     SEPTEMBER 30,   SEPTEMBER 30,   AT APRIL 1,    SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
PORTFOLIO                2004            2004            2004*          2004            2004           2004*          2004
---------              ----------  ----------------  -------------  -------------  --------------  -------------  -------------
Mid Cap Value#
   Class 1             $ 1,000.00  $       1,033.12  $        5.50  $    1,000.00  $     1,019.65  $        5.47       1.08%
   Class 2             $ 1,000.00  $       1,032.53  $        6.27  $    1,000.00  $     1,018.90  $        6.23       1.23%
   Class 3             $ 1,000.00  $       1,031.92  $        6.72  $    1,000.00  $     1,018.45  $        6.68       1.32%
Small Cap#
   Class 1             $ 1,000.00  $         940.65  $        5.59  $    1,000.00  $     1,019.30  $        5.82       1.15%
   Class 2             $ 1,000.00  $         939.26  $        6.32  $    1,000.00  $     1,018.55  $        6.58       1.30%
   Class 3             $ 1,000.00  $         939.12  $        6.81  $    1,000.00  $     1,018.05  $        7.08       1.40%
International Equity#
   Class 1             $ 1,000.00  $         981.94  $        6.46  $    1,000.00  $     1,018.55  $        6.58       1.30%
   Class 2             $ 1,000.00  $         981.91  $        7.20  $    1,000.00  $     1,017.80  $        7.33       1.45%
   Class 3             $ 1,000.00  $         981.89  $        7.70  $    1,000.00  $     1,017.30  $        7.84       1.55%
Diversified Fixed
   Income
   Class 1             $ 1,000.00  $       1,000.91  $        4.21  $    1,000.00  $     1,020.86  $        4.26       0.84%
   Class 2             $ 1,000.00  $       1,000.00  $        4.96  $    1,000.00  $     1,020.10  $        5.01       0.99%
   Class 3             $ 1,000.00  $       1,000.00  $        5.46  $    1,000.00  $     1,019.60  $        5.52       1.09%
Cash Management
   Class 1             $ 1,000.00  $       1,001.85  $        3.46  $    1,000.00  $     1,021.61  $        3.50       0.69%
   Class 2             $ 1,000.00  $       1,001.86  $        4.22  $    1,000.00  $     1,020.86  $        4.26       0.84%
   Class 3             $ 1,000.00  $       1,000.93  $        4.77  $    1,000.00  $     1,020.31  $        4.81       0.95%
Focus Growth#
   Class 1             $ 1,000.00  $         917.93  $        6.25  $    1,000.00  $     1,018.55  $        6.58       1.30%
   Class 2             $ 1,000.00  $         917.51  $        6.97  $    1,000.00  $     1,017.80  $        7.33       1.45%
   Class 3             $ 1,000.00  $         917.41  $        7.45  $    1,000.00  $     1,017.30  $        7.84       1.55%
Focus TechNet#
   Class 2             $ 1,000.00  $         942.80  $        8.04  $    1,000.00  $     1,016.80  $        8.34       1.65%
   Class 3             $ 1,000.00  $         942.80  $        8.52  $    1,000.00  $     1,016.29  $        8.85       1.75%
Focus Growth and
   Income#
   Class 2             $ 1,000.00  $         957.97  $        7.12  $    1,000.00  $     1,017.80  $        7.33       1.45%
   Class 3             $ 1,000.00  $         957.93  $        7.61  $    1,000.00  $     1,017.30  $        7.84       1.55%
Focus Value#
   Class 2             $ 1,000.00  $       1,005.34  $        7.29  $    1,000.00  $     1,017.80  $        7.33       1.45%
   Class 3             $ 1,000.00  $       1,005.35  $        7.79  $    1,000.00  $     1,017.30  $        7.84       1.55%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher for a Portfolio that reimbursed or waived fees and expenses, or lower for a Portfolio that recouped fees and expenses.

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                  11.1%
Banks                                                6.5%
Internet Content                                     6.3%
Drugs                                                6.1%
Insurance                                            5.9%
U.S. Treasuries                                      5.1%
Health Services                                      4.9%
Electronics                                          4.5%
U.S. Government Agencies                             4.4%
Computer Software                                    4.2%
Energy Services                                      4.0%
Telecommunications                                   3.7%
Repurchase Agreements                                3.5%
Retail                                               3.0%
Energy Sources                                       2.8%
Aerospace & Military Technology                      2.5%
Computers & Business Equipment                       2.3%
Medical Products                                     1.7%
Apparel & Textiles                                   1.6%
Multi-Industry                                       1.6%
Foreign Government                                   1.3%
Electrical Equipment                                 1.2%
Leisure & Tourism                                    1.2%
Broadcasting & Media                                 1.1%
Computer Services                                    1.1%
Automotive                                           0.9%
Electric Utilities                                   0.9%
Machinery                                            0.9%
Food, Beverage & Tobacco                             0.8%
Transportation                                       0.7%
Metals & Minerals                                    0.5%
Entertainment Products                               0.4%
Business Services                                    0.3%
Chemicals                                            0.3%
Communication Equipment                              0.3%
Forest Products                                      0.3%
Gas & Pipeline Utilities                             0.3%
Household & Personal Products                        0.3%
Real Estate Investment Trusts                        0.3%
Housing & Household Durables                         0.2%
Internet Software                                    0.2%
Telephone                                            0.2%
Municipal Bonds                                      0.1%
Plastic                                              0.1%
Real Estate Companies                                0.1%
Education                                            0.0%
Information Technology                               0.0%
                                                    ----
                                                    99.7%
                                                    ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 68.2%

CONSUMER DISCRETIONARY -- 5.2%

APPAREL & TEXTILES -- 1.6%
Nike, Inc., Class B                                                                 28,670   $     2,259,196

AUTOMOTIVE -- 0.6%
Advanced Auto Parts, Inc.+                                                          23,420           805,648

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Pulte Homes, Inc.                                                                    3,500           214,795

RETAIL -- 2.9%
Blue Nile, Inc.+                                                                     5,700           191,976
HNI Corp.                                                                           10,800           427,464
Home Depot, Inc.                                                                     6,000           235,200
Kohl's Corp.+                                                                       40,275         1,940,852
Limited Brands                                                                      14,000           312,060
Masco Corp.                                                                          6,100           210,633
Sharper Image Corp.+                                                                10,000           214,500
Wal-Mart Stores, Inc.                                                                8,000           425,600
Williams-Sonoma, Inc.+                                                               4,000           150,200
                                                                                             ---------------
                                                                                                   7,388,124
                                                                                             ---------------
CONSUMER STAPLES -- 0.8%

FOOD, BEVERAGE & TOBACCO -- 0.5%
Altria Group, Inc.                                                                   5,200           244,608
PepsiCo, Inc.                                                                        5,500           267,575
SunOpta, Inc.+                                                                      21,600           168,048

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Estee Lauder Cos., Inc., Class A                                                     6,200           259,160
Procter & Gamble Co.                                                                 3,800           205,656
                                                                                             ---------------
                                                                                                   1,145,047
                                                                                             ---------------

ENERGY -- 6.1%

ENERGY SERVICES -- 3.6%
Atwood Oceanics, Inc.+                                                               4,800           228,192
Baker Hughes, Inc.                                                                   5,000           218,600
BJ Services Co.                                                                     18,940           992,645
Hornbeck Offshore Services, Inc.+                                                   39,900           658,350
Oceaneering International, Inc.+                                                     6,000           221,040
Patterson-UTI Energy, Inc.                                                          23,800           453,866
Rowan Cos., Inc.+                                                                   30,000           792,000
Suncor Energy, Inc.                                                                 25,895           828,899
Texas Petrochemicals, Inc.+                                                            493             4,745
Tidewater, Inc.                                                                     10,000           325,500
Todco+                                                                              24,000           416,400

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 2.5%
ChevronTexaco Corp.                                                                  4,000   $       214,560
EOG Resources, Inc.                                                                  2,400           158,040
Exxon Mobil Corp.                                                                   13,000           628,290
Global Industries, Ltd.+                                                            81,700           504,906
Grant Prideco, Inc.+                                                                10,000           204,900
Marathon Oil Corp.                                                                   5,000           206,400
Murphy Oil Corp.                                                                    14,680         1,273,784
Transocean, Inc.+                                                                    5,000           178,900
XTO Energy, Inc.                                                                     4,000           129,920
                                                                                             ---------------
                                                                                                   8,639,937
                                                                                             ---------------

FINANCE -- 14.1%

BANKS -- 5.3%
Bank of America Corp.                                                               74,400         3,223,752
Comerica, Inc.                                                                       4,000           237,400
Dime Community Bancshares                                                           16,300           273,840
Franklin Bank Corp.+                                                                21,600           368,280
J.P. Morgan Chase & Co.                                                              8,400           333,732
Signature Bank+                                                                     17,200           460,100
U.S. Bancorp                                                                         9,500           274,550
Wells Fargo & Co.                                                                   38,850         2,316,626

FINANCIAL SERVICES -- 4.0%
American Express Co.                                                                 7,800           401,388
Capital One Financial Corp.                                                          4,400           325,160
Citigroup, Inc.                                                                      5,933           261,764
Countrywide Credit Industries, Inc.                                                  4,000           157,560
Goldman Sachs Group, Inc.                                                           22,750         2,121,210
Mellon Financial Corp.                                                               6,400           177,216
Morgan Stanley                                                                       5,450           268,685
Nelnet, Inc.+                                                                       22,800           510,264
Piper Jaffray Cos.+                                                                 21,600           855,144
Scottish Annuity & Life Insurance Co., Ltd.                                          2,500            52,925
SLM Corp.                                                                           13,020           580,692

INSURANCE -- 4.8%
Aetna, Inc.                                                                         30,460         3,043,868
Allstate Corp.                                                                      28,245         1,355,477
Berkshire Hathaway, Inc., Class B+                                                     871         2,500,641
                                                                                             ---------------
                                                                                                  20,100,274
                                                                                             ---------------

HEALTHCARE -- 12.1%

DRUGS -- 5.9%
Abbott Laboratories                                                                  4,000           169,440
Amgen, Inc.+                                                                         4,000           226,720
Cephalon, Inc.+                                                                     13,500           646,650
Critical Therapeutics, Inc.+                                                        17,200           100,620
Cypress Biosciences, Inc.+                                                          18,100           211,227
Forest Laboratories, Inc.+                                                          18,680           840,226
Genentech, Inc.+                                                                    65,205         3,418,046
Integra LifeSciences Holdings, Corp.+                                               30,000           963,300
Invitrogen Corp.+                                                                   10,595           582,619
Medicines Co.+                                                                      18,100           436,934
Par Pharmaceutical Cos., Inc.+                                                      10,000           359,300
Pfizer, Inc.                                                                        13,700           419,220

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES -- 4.6%
Anthem, Inc.+                                                                       10,965   $       956,696
Express Scripts, Inc., Class A+                                                      8,800           574,992
UnitedHealth Group, Inc.                                                            68,775         5,071,469

MEDICAL PRODUCTS -- 1.6%
Advanced Neuromodulation Systems, Inc.+                                             12,900           391,515
Align Technology, Inc.+                                                              8,600           131,408
Becton Dickinson & Co.                                                               4,500           232,650
Encore Med Corp.+                                                                   18,100            90,138
Guidant Corp.                                                                        3,400           224,536
Johnson & Johnson                                                                    6,100           343,613
LCA-Vision, Inc.                                                                     5,000           128,950
Medtronic, Inc.                                                                      4,000           207,600
St. Jude Medical, Inc.+                                                              3,400           255,918
Stryker Corp.                                                                        4,000           192,320
                                                                                             ---------------
                                                                                                  17,176,107
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 6.5%

AEROSPACE & MILITARY TECHNOLOGY -- 2.3%
Alliant Techsystems, Inc.+                                                           9,000           544,500
Boeing Co.                                                                           5,400           278,748
General Dynamics Corp.                                                               3,000           306,300
Lockheed Martin Corp.                                                               13,295           741,595
Northrop Grumman Corp.                                                              17,910           955,140
United Technologies Corp.                                                            4,300           401,534

ELECTRICAL EQUIPMENT -- 1.2%
AMETEK, Inc.                                                                        28,300           858,056
Roper Industries, Inc.                                                              14,900           856,154

MACHINERY -- 0.9%
IDEX Corp.                                                                          22,600           767,496
Nordson Corp.                                                                       16,000           549,280

MULTI-INDUSTRY -- 1.5%
3M Co.                                                                               7,570           605,373
Danaher Corp.                                                                        4,600           235,888
General Electric Co.                                                                20,500           688,390
Honeywell International, Inc.                                                       11,000           394,460
Tyco International, Ltd.                                                             8,400           257,544

TRANSPORTATION -- 0.6%
C.H. Robinson Worldwide, Inc.                                                       10,800           501,012
United Parcel Service, Inc., Class B                                                 4,500           341,640
                                                                                             ---------------
                                                                                                   9,283,110
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 1.4%

BROADCASTING & MEDIA -- 0.4%
AOL Time Warner, Inc.+                                                              18,000           290,520
McGraw-Hill Cos., Inc.                                                               3,000           239,070
Omnicom Group, Inc.                                                                  1,300            94,978

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 0.3%
International Game Technology                                                        7,000   $       251,650
Walt Disney Co.                                                                      8,400           189,420

LEISURE & TOURISM -- 0.7%
Applebee's International, Inc.                                                      21,600           546,048
Carnival Corp.                                                                       4,400           208,076
Outback Steakhouse, Inc.                                                             5,560           230,907
                                                                                             ---------------
                                                                                                   2,050,669
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 21.6%

COMMUNICATION EQUIPMENT -- 0.3%
QUALCOMM, Inc.                                                                      11,000           429,440

COMPUTER SERVICES -- 1.1%
Digital Insight Corp.+                                                              18,100           246,703
Keane, Inc.+                                                                        18,100           278,016
Symantec Corp.+                                                                     18,535         1,017,201

COMPUTER SOFTWARE -- 4.2%
Adobe Systems, Inc.                                                                  4,500           222,615
Cognos, Inc.+                                                                       23,600           838,272
Electronic Arts, Inc.+                                                              68,590         3,154,454
Lawson Software, Inc.+                                                              62,000           347,200
Microsoft Corp.                                                                     22,500           622,125
Parametric Technology Corp.+                                                        54,400           287,232
Secure Computing Corp.+                                                             72,600           551,034

COMPUTERS & BUSINESS EQUIPMENT -- 2.3%
Apple Computer, Inc.+                                                               68,525         2,655,344
Dell, Inc.+                                                                          6,000           213,600
International Business Machines Corp.                                                4,000           342,960

ELECTRONICS -- 4.5%
Applied Materials, Inc.+                                                            12,000           197,880
Cymer, Inc.+                                                                        25,400           727,964
Energizer Holdings, Inc.+                                                           23,760         1,095,336
Intel Corp.                                                                         10,900           218,654
Lam Research Corp.+                                                                 42,900           938,652
Samsung Electronics Co., Ltd. GDR+*                                                  8,394         1,662,012
Texas Instruments, Inc.                                                             72,745         1,548,013

INTERNET CONTENT -- 6.3%
Amazon.com, Inc.+                                                                   25,720         1,050,919
Ask Jeeves, Inc.+                                                                   10,000           327,100
Avocent Corp.+                                                                      14,400           374,832
CNET Networks, Inc.+                                                                36,200           331,230
eBay, Inc.+                                                                         37,565         3,453,726
Support.com, Inc.+                                                                  69,400           675,956
Yahoo!, Inc.+                                                                       80,615         2,733,655

INTERNET SOFTWARE -- 0.2%
WatchGuard Technologies, Inc.+                                                      72,600           339,768

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 2.7%
Alvarion, Ltd.+                                                                     36,200   $       468,428
Cisco Systems, Inc.+                                                                11,700           211,770
EchoStar Communications Corp., Class A+                                              1,305            40,612
JAMDAT Mobile, Inc.+                                                                   100             2,307
Motorola, Inc.                                                                      12,200           220,088
Nextel Communications, Inc., Class A+                                               82,500         1,966,800
Tekelec+                                                                            36,200           603,816
Verizon Communications, Inc.                                                         9,500           374,110
                                                                                             ---------------
                                                                                                  30,769,824
                                                                                             ---------------

MATERIALS -- 0.4%

CHEMICALS -- 0.1%
Dow Chemical Co.                                                                     4,500           203,310
Pioneer Companies, Inc.+                                                                71             1,065

METALS & MINERALS -- 0.3%
Worthington Industries, Inc.                                                        18,100           386,435
                                                                                             ---------------
                                                                                                     590,810
                                                                                             ---------------
TOTAL COMMON STOCK (cost $83,278,864)                                                             97,143,902
                                                                                             ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C+(4)(9) (cost $0)                                         270                13
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                               AMOUNT(10)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.7%

FINANCE -- 1.7%

FINANCIAL SERVICES -- 1.7%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*                    $     60,000            60,992
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08         100,000            99,948
Capital One Auto Finance Trust 3.18% due 09/15/10                                  200,000           199,643
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11         200,000           200,652
Citibank Credit Card Issuance Trust 2.90% due 05/17/10                             200,000           195,930
Fleet Credit Card Master Trust II 2.40% due 07/15/08                               200,000           199,436
Harley Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12              115,000           115,412
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09           200,000           197,493
Onyx Acceptance Owner Trust 2.94% due 11/15/08                                     140,000           140,003
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                  110,000           123,489
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                 118,000           127,593
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05%
   due 07/25/16                                                                    134,000           132,348
USAA Auto Owner Trust 2.67% due 10/15/10                                           200,000           197,668
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                      40,000            39,983
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                     250,000           251,871
World Omni Auto Receivables Trust, Series 2004-A A4 3.96% due 07/12/11             100,000           101,266
                                                                                             ---------------
                                                                                                   2,383,727
                                                                                             ---------------

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(12)            $      6,811   $         6,906
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(12)                  6,587             6,735
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% due 11/15/22(12)                   3,705             3,702
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% due 11/15/22(12)                  2,047             2,045
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(12)                 20,000            21,610
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(12)                 891               921
                                                                                             ---------------
                                                                                                      41,919
                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $2,420,515)                                                    2,425,646
                                                                                             ---------------

BONDS & NOTES -- 24.0%

CONSUMER DISCRETIONARY -- 0.5%

APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 7.00% due 11/01/06                                                5,000             5,000

AUTOMOTIVE -- 0.3%
Accuride Corp., Series B 9.25% due 02/01/08                                          5,000             5,113
Advanced Accessory Holdings Corp. 13.25% due 12/15/11(1)                             5,000             2,000
Arvinmeritor, Inc. 8.75% due 03/01/12                                                5,000             5,537
DaimlerChrysler NA Holding Corp. 6.40% due 05/15/06                                 40,000            42,091
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                140,000           151,901
Dana Corp. 9.00% due 08/15/11                                                        5,000             6,037
Dura Operating Corp., Series D 9.00% due 05/01/09                                    5,000             4,450
Ford Motor Co. 7.45% due 07/16/31                                                  190,000           186,301
General Motors Corp. 7.20% due 01/15/11                                             26,000            27,536
General Motors Corp. 8.25% due 07/15/23                                              9,000             9,467
Navistar International Corp. 7.50% due 06/15/11                                      5,000             5,338
RJ Tower Corp. 12.00% due 06/01/13                                                   5,000             3,950
TRW Automotive, Inc. 11.00% due 02/15/13                                             5,000             5,950
Visteon Corp. 7.00% due 03/10/14                                                     5,000             4,750

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Beazer Homes USA, Inc. 8.63% due 05/15/11                                            5,000             5,512
Centex Corp. 7.88% due 02/01/11                                                     70,000            81,608
D.R. Horton, Inc. 9.75% due 09/15/10                                                 5,000             6,037
KB Home 9.50% due 02/15/11                                                          15,000            16,687
Lennar Corp. 7.63% due 03/01/09                                                     20,000            22,651
Pulte Homes, Inc. 8.13% due 03/01/11                                                40,000            46,945
Standard Pacific Corp. 6.25% due 04/01/14                                            5,000             4,963

RETAIL -- 0.1%
Adesa, Inc. 7.63% due 06/15/12                                                       5,000             5,150
May Department Stores Co. 3.95% due 07/15/07*                                       19,000            19,148
Rite Aid Corp. 8.13% due 05/01/10                                                   15,000            15,750
Saks, Inc. 7.00% due 12/01/13                                                       25,000            25,500
Staples, Inc. 7.38% due 10/01/12                                                    45,000            52,128
Wal-Mart Stores, Inc. 6.88% due 08/10/09                                            26,000            29,487
                                                                                             ---------------
                                                                                                     796,987
                                                                                             ---------------

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Altria Group, Inc. 7.00% due 11/04/13                                         $     50,000   $        52,168
Anheuser-Busch Cos., Inc. 5.95% due 01/15/33                                        26,000            27,434
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                      19,000            25,082
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                 50,000            61,625
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11                            5,000             3,825
Kraft Foods, Inc. 5.63% due 11/01/11                                                20,000            21,125
Kraft Foods, Inc. 6.25% due 06/01/12                                                50,000            54,626
Pepsico, Inc. 3.20% due 05/15/07                                                    24,000            24,101
Philip Morris Cos., Inc. 6.38% due 02/01/06                                         30,000            30,997
Tyson Foods, Inc. 8.25% due 10/01/11                                                70,000            82,960
Unilever Capital Corp. 5.90% due 11/15/32                                           26,000            26,942
Winn-Dixie Stores, Inc. 8.88% due 04/01/08                                           5,000             4,075

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Procter & Gamble Co. 5.80% due 08/15/34                                             16,000            16,723
                                                                                             ---------------
                                                                                                     431,683
                                                                                             ---------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96                            40,000            50,463
                                                                                             ---------------

ENERGY -- 0.7%

ENERGY SERVICES -- 0.4%
Enterprise Products Operating LP 4.63% due 10/15/09*                                50,000            50,415
Enterprise Products Operating LP 6.65% due 10/15/34*                                39,000            39,100
Forest Oil Corp. 8.00% due 12/15/11*                                                 5,000             5,612
Gaz Capital SA 8.63% due 04/28/34*                                                  40,000            42,500
Halliburton Co. 5.50% due 10/15/10                                                  50,000            52,379
Halliburton Co. 8.75% due 02/15/21                                                  30,000            38,008
Motiva Enterprises, LLC 5.20% due 09/15/12*                                         75,000            77,490
PacifiCorp, Series MBIA 6.38% due 05/15/08                                          70,000            77,037
Petroleum Geo-Services 10.00% due 11/05/10                                           5,000             5,662
Premcor Refining Group, Inc. 6.13% due 05/01/11                                     40,000            41,400
Southern California Public Power Authority Project 6.93% due 05/15/17               50,000            58,788
Westar Energy, Inc. 9.75% due 05/01/07                                               3,000             3,418

ENERGY SOURCES -- 0.3%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                   50,000            65,256
Amerada Hess Corp. 6.65% due 08/15/11                                               22,000            24,290
Calpine Canada Energy Finance ULC 8.50% due 05/01/08                                50,000            34,500
Chesapeake Energy Corp. 7.75% due 01/15/15                                          45,000            49,050
Conoco, Inc. 6.95% due 04/15/29                                                     26,000            29,999
Consol Energy, Inc. 7.88% due 03/01/12                                               5,000             5,575
Devon Energy Corp. 2.75% due 08/01/06                                               17,000            16,885
Energy Corp. of America, Series A 9.50% due 05/15/07                                14,000            13,440
Giant Industries, Inc. 11.00% due 05/15/12                                           8,000             9,160
Husky Oil, Ltd. 7.55% due 11/15/16                                                  50,000            59,418
Magnum Hunter Resources, Inc. 9.60% due 03/15/12                                     3,000             3,390
Peabody Energy Corp., Series B 6.88% due 03/15/13                                    5,000             5,400
Pemex Project Funding Master Trust 8.63% due 02/01/22                               15,000            17,055
Pemex Project Funding Master Trust 9.13% due 10/13/10                              110,000           130,900
                                                                                             ---------------
                                                                                                     956,127
                                                                                             ---------------

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE -- 5.4%

BANKS -- 1.2%
American Express Centurion Bank 4.38% due 07/30/09                            $     12,000   $        12,261
Bank of America Corp. 4.25% due 10/01/10                                            20,000            20,052
Bank of America Corp. 7.40% due 01/15/11                                           180,000           209,780
BankBoston Capital Trust 2.45% due 06/08/28(2)                                      22,000            21,198
BB&T Corp. 4.75% due 10/01/12                                                      110,000           110,356
China Development Bank 4.75% due 10/08/14(5)                                        22,000            21,358
Dresdner Funding Trust I 8.15% due 06/30/31*                                        21,000            25,380
European Investment Bank 4.00% due 03/15/05                                         17,000            17,162
First Maryland Capital II 2.54% due 02/01/27(2)                                     18,000            17,471
First Union Bancorp 7.50% due 04/15/35                                              13,000            16,209
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(13)         200,000           217,340
HBOS, PLC 6.00% due 11/01/33*                                                      100,000           102,490
Huntington National Bank 4.65% due 06/30/09                                         10,000            10,263
Key Bank NA 4.10% due 06/30/05                                                      22,000            22,299
Key Bank NA 7.00% due 02/01/11                                                       9,000            10,083
Keycorp 2.75% due 02/27/07                                                           4,000             3,960
MBNA America Bank 5.38% due 01/15/08                                                60,000            62,913
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                            100,000           103,173
National City Bank 2.50% due 04/17/06                                                4,000             3,991
National City Corp. 7.20% due 05/15/05                                              60,000            61,776
NCNB Corp. 9.38% due 09/15/09                                                       32,000            39,611
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                            100,000           118,164
Popular North America, Inc. 3.88% due 10/01/08                                      70,000            69,961
RBS Capital Trust I 2.78% due 09/30/14(2)                                           10,000            10,070
Riggs Capital Trust 8.63% due 12/31/26                                               5,000             5,475
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09                                40,000            44,099
Scotland International Finance BV 7.70% due 08/15/10*                              110,000           129,093
U.S. Bancorp 7.50% due 06/01/26                                                     65,000            78,603
US Bank NA 3.70% due 08/01/07                                                       19,000            19,194
US Bank NA 3.90% due 08/15/08                                                        4,000             4,032
Washington Mutual Bank FA 5.50% due 01/15/13                                        22,000            22,797
Washington Mutual Bank FA 5.65% due 08/15/14                                         4,000             4,146
Wells Fargo & Co. 5.13% due 09/01/12                                                16,000            16,445
Wells Fargo & Co. 6.38% due 08/01/11                                                80,000            89,193
World Savings Bank FSB 4.50% due 06/15/09                                           12,000            12,295

FINANCIAL SERVICES -- 3.1%
American Express Co. 3.75% due 11/20/07                                              4,000             4,041
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(13)               50,000            54,465
Athena Neurosciences Finance, LLC 7.25% due 02/21/08                                55,000            55,687
BCP Caylux Holdings Luxembourg SCA 9.63% due 06/15/14*                               5,000             5,400
Boeing Capital Corp. 6.50% due 02/15/12                                             80,000            89,559
Bowater Canada Finance Corp. 7.95% due 11/15/11                                     10,000            10,559
Canadian Oil Sands, Ltd. 4.80% due 08/10/09*                                         3,000             3,043
CIT Group, Inc. 5.13% due 09/30/14                                                  15,000            14,982
CIT Group, Inc. 7.75% due 04/02/12                                                  10,000            11,835
Citicorp Capital I 7.93% due 02/15/27                                               17,000            18,796
Citigroup, Inc. 5.00% due 09/15/14*                                                 47,217            47,276
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%
   due 04/01/12*                                                                    50,000            51,250
Credit National Interfinance BV 7.00% due 11/14/05                                  50,000            52,176
Credit Suisse First Boston USA, Inc. 5.50% due 08/15/13                            120,000           124,737
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24%
   due 06/20/29(13)                                                                 62,682            67,090

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(13)        $     84,834   $        91,308
Downey Financial Corp. 6.50% due 07/01/14                                           86,000            90,062
Duke Capital, LLC 5.67% due 08/15/14                                                19,000            19,379
ERAC USA Finance Co. 8.00% due 01/15/11*                                            60,000            71,110
Farmers Exchange Capital 7.05% due 07/15/28*                                       110,000           111,780
Ford Motor Credit Co. 2.07% due 03/13/07(2)                                         14,000            13,746
Ford Motor Credit Co. 7.38% due 10/28/09                                            21,000            23,002
Ford Motor Credit Co. 7.38% due 02/01/11                                           220,000           239,253
General Electric Capital Corp., Series MTNA 2.80% due 01/15/07                      26,000            25,840
General Electric Capital Corp., Series MTNA 4.75% due 09/15/14                      28,000            27,832
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                      80,000            87,892
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11                      26,000            28,670
General Motors Acceptance Corp. 4.50% due 07/15/06                                  22,000            22,345
General Motors Acceptance Corp. 6.88% due 09/15/11                                 150,000           157,353
General Motors Acceptance Corp. 8.38% due 07/15/33                                 185,000           196,428
Goldman Sachs Group, Inc. 6.13% due 02/15/33                                        25,000            25,111
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                        70,000            78,173
Household Finance Corp. 3.38% due 02/21/06                                           4,000             4,033
Household Finance Corp. 4.75% due 05/15/09                                          11,000            11,353
Household Finance Corp. 6.38% due 10/15/11                                         180,000           198,397
IPCS Escrow Co. 11.50% due 05/01/12*                                                50,000            52,500
J.P. Morgan Chase Capital XIII 2.88% due 09/30/34(2)                                17,000            16,829
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                         230,000           231,233
J.P. Morgan Chase & Co. 5.25% due 05/30/07                                          26,000            27,322
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                          22,000            24,694
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(13)              90,000            99,134
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                   14,000            15,659
MDP Acquisitions, PLC 9.63% due 10/01/12                                             5,000             5,650
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54%
   due 12/10/29(13)                                                                 95,320           102,609
Morgan Stanley 4.75% due 04/01/14                                                  113,000           109,393
Morgan Stanley 5.80% due 04/01/07                                                   80,000            84,899
Morgan Stanley Capital I 7.11% due 04/15/33(13)                                    220,000           248,180
Morgan Stanley Dean Witter Capital I, Series 1998-HF2, Class A2 6.48%
   due 11/15/30(13)                                                                100,000           109,051
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66%
   due 02/15/33(13)                                                                 86,900            97,733
New ASAT Finance, Ltd. 9.25% due 02/01/11*                                          10,000             8,400
NiSource Finance Corp. 7.63% due 11/15/05                                            6,000             6,305
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(13)           200,000           219,131
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                  182,220           197,598
PNC Funding Corp. 5.75% due 08/01/06                                                24,000            25,145
Pricoa Global Funding I 4.35% due 06/15/08*                                          2,000             2,049
Principal Financial Group Australia PTY, Ltd. 8.20% due 08/15/09*                   90,000           105,544
Private Export Funding Corp. 6.62% due 10/01/05                                    120,000           125,010
Prudential Financial, Inc. 5.10% due 09/20/14                                       56,000            56,048
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                              26,000            27,153
SB Treasury Co., LLC 9.40% due 06/30/08*(3)                                        100,000           117,679
TIAA Global Markets, Inc. 4.13% due 11/15/07*                                        4,000             4,091
UCAR Finance, Inc. 10.25% due 02/15/12                                               5,000             5,725
UFJ Finance Aruba AEC 6.75% due 07/15/13                                           100,000           110,877
UGS Corp. 10.00% due 06/01/12*                                                       5,000             5,450
Vanguard Health Holding Co. II, LLC 9.00% due 10/01/14*                              5,000             5,025
Von Hoffman Corp. 10.25% due 03/15/09                                                5,000             5,550
Washington Mutual Finance Corp. 6.25% due 05/15/06                                  23,000            24,251

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 1.1%
AAG Holding Co., Inc. 6.88% due 06/01/08                                      $     50,000   $        53,039
ACE Capital Trust II 9.70% due 04/01/30                                             80,000           110,004
ACE INA Holdings, Inc. 8.30% due 08/15/06                                           30,000            32,745
Allstate Corp. 7.20% due 12/01/09                                                   22,000            25,279
Allstate Financing II 7.83% due 12/01/45                                            24,000            26,706
American Financial Group, Inc. 7.13% due 04/15/09                                   55,000            60,253
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                       60,000            61,482
Anthem Insurance Co., Inc. 9.13% due 04/01/10*                                      60,000            74,235
Assurant, Inc. 5.63% due 02/15/14                                                   10,000            10,261
Cigna Corp. 6.38% due 01/15/06                                                      40,000            41,663
Dai-Ichi Mutual Life Insurance Co. 5.73% due 03/17/14*                             100,000           102,051
Equitable Cos., Inc. 7.00% due 04/01/28                                             30,000            34,375
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05                               10,000            10,238
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                               70,000            84,468
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                 25,000            22,750
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                          140,000           164,953
Jackson National Life Insurance Co. 8.15% due 03/15/27*                             22,000            27,188
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                    70,000            73,001
Marsh & McLennan Cos., Inc. 5.88% due 08/01/33                                      60,000            59,705
MONY Group, Inc. 7.45% due 12/15/05                                                 45,000            47,066
Ohio Casualty Corp. 7.30% due 06/15/14                                              20,000            21,106
Protective Life Secured Trust 4.00% due 04/01/11                                    80,000            78,167
ReliaStar Financial Corp. 8.00% due 10/30/06                                        60,000            66,046
St. Paul Cos., Inc. 5.75% due 03/15/07                                              60,000            63,046
Torchmark Corp. 6.25% due 12/15/06                                                  40,000            42,693
Travelers Property Casualty Corp. 6.38% due 03/15/33                                40,000            40,982
Unitrin, Inc. 4.88% due 11/01/10                                                    60,000            59,572
W.R. Berkley Capital Trust 8.20% due 12/15/45                                       70,000            75,788
XL Capital Europe, PLC 6.50% due 01/15/12                                           65,000            71,360
XL Capital, Ltd. 5.25% due 09/15/14                                                 17,000            17,064
                                                                                             ---------------
                                                                                                   7,799,859
                                                                                             ---------------

HEALTHCARE -- 0.6%

DRUGS -- 0.2%
Merck & Co., Inc. 5.95% due 12/01/28                                                12,000            12,579
Omnicare, Inc., Series B 8.13% due 03/15/11                                          5,000             5,437
Pfizer, Inc. 2.50% due 03/15/07                                                     26,000            25,728
Schering-Plough Corp. 6.50% due 12/01/33                                            96,000           103,945
Wyeth 6.45% due 02/01/24                                                            22,000            22,562
Wyeth 6.95% due 03/15/11                                                           101,000           112,311

HEALTH SERVICES -- 0.3%
Anthem, Inc. 6.80% due 08/01/12                                                     85,000            95,812
Cardinal Health, Inc. 6.75% due 02/15/11                                            20,000            21,527
HCA, Inc. 6.95% due 05/01/12                                                        50,000            53,988
Humana, Inc. 7.25% due 08/01/06                                                    100,000           106,752
NDC Health Corp. 10.50% due 12/01/12                                                 5,000             5,462
Radiologix, Inc., Series B 10.50% due 12/15/08                                       5,000             5,175
Tenet Healthcare Corp. 6.50% due 06/01/12                                           15,000            13,425
Triad Hospitals, Inc. 7.00% due 05/15/12                                             5,000             5,225
UnitedHealth Group, Inc. 7.50% due 11/15/05                                         90,000            94,778
WellPoint Health Networks, Inc. 6.38% due 01/15/12                                  40,000            44,151

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS -- 0.1%
Allegiance Corp. 7.00% due 10/15/26                                           $     80,000   $        80,988
AmerisourceBergen Corp. 8.13% due 09/01/08                                           5,000             5,550
Biovail Corp. 7.88% due 04/01/10                                                     5,000             5,100
Hanger Orthopedic Group, Inc. 10.38% due 02/15/09                                    5,000             4,600
MEDIQ/PRN Life Support Services, Inc.+(5)(9)(11)                                    10,000                 0
                                                                                             ---------------
                                                                                                     825,095
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 0.7%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Goodrich Corp. 6.45% due 12/15/07                                                   22,000            23,752
Goodrich Corp. 7.50% due 04/15/08                                                   30,000            33,526
K & F Industries, Inc., Series B 9.25% due 10/15/07                                  3,000             3,056
L-3 Communications Corp. 7.63% due 06/15/12                                          5,000             5,500
Northrop Grumman Corp. 4.08% due 11/16/06                                           24,000            24,382
Northrop Grumman Corp. 7.13% due 02/15/11                                            7,000             8,046
Raytheon Co. 4.85% due 01/15/11                                                     16,000            16,425
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                  96,071           103,460
Sequa Corp. 9.00% due 08/01/09                                                      10,000            11,000
Sequa Corp., Series B 8.88% due 04/01/08                                             5,000             5,425

BUSINESS SERVICES -- 0.3%
Allied Waste North America, Inc. 5.75% due 02/15/11                                 25,000            23,750
Allied Waste North America, Inc. 7.88% due 04/15/13                                 10,000            10,550
Allied Waste North America, Inc., Series B 8.50% due 12/01/08                        5,000             5,425
Cornell Cos., Inc. 10.75% due 07/01/12*                                              5,000             5,025
Hertz Corp. 4.70% due 10/02/06                                                       4,000             4,077
Hertz Corp. 6.35% due 06/15/10                                                       9,000             9,325
Hertz Corp. 6.90% due 08/15/14                                                       7,000             7,293
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                          100,000           101,951
Koppers, Inc. 9.88% due 10/15/13                                                     5,000             5,525
Lazydays RV Center, Inc. 11.75% due 05/15/12*                                        5,000             5,250
Monsanto Co. 7.38% due 08/15/12                                                     90,000           105,375
PSA Corp., Ltd. 7.13% due 08/01/05*                                                 60,000            62,066
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12                                   5,000             6,062
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12*                                  5,000             6,063
United Rentals (North America), Inc. 6.50% due 02/15/12                              5,000             4,813
Waste Management, Inc. 7.00% due 07/15/28                                           22,000            24,347
Waste Management, Inc. 7.38% due 05/15/29                                           15,000            17,230
Xerox Corp. 6.88% due 08/15/11                                                      20,000            20,900
Xerox Corp. 7.63% due 06/15/13                                                       5,000             5,400

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13% due 06/01/08                                5,000             5,156

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                   9,000             9,740
Case New Holland, Inc. 9.25% due 08/01/11*                                           5,000             5,600
Numatics, Inc., Series B 9.63% due 04/01/08                                          5,000             4,500
Polypore, Inc. 8.75% due 05/15/12*                                                   5,000             5,187

MULTI-INDUSTRY -- 0.1%
American Standard Cos., Inc. 7.63% due 02/15/10                                      5,000             5,663
Invensys, PLC 9.88% due 03/15/11*                                                    5,000             5,125
SCG Holdings Corp. 0.01% due 08/04/11*                                               5,000             6,750

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY (CONTINUED)
Tyco International Group SA 4.44% due 06/15/07*                               $     19,000   $        19,416
Tyco International Group SA 6.13% due 01/15/09                                       5,000             5,436
Tyco International Group SA 6.38% due 02/15/06                                      50,000            52,271
Tyco International Group SA 6.38% due 10/15/11                                      50,000            55,296
Tyco International Group SA 6.75% due 02/15/11                                      20,000            22,502

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                               17,000            21,280
FedEx Corp. 6.72% due 01/15/22                                                      68,500            76,878
                                                                                             ---------------
                                                                                                     965,799
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 1.3%

BROADCASTING & MEDIA -- 0.7%
AOL Time Warner, Inc. 6.13% due 04/15/06                                            26,000            27,183
AOL Time Warner, Inc. 6.88% due 05/01/12                                            70,000            78,097
AOL Time Warner, Inc. 7.63% due 04/15/31                                            60,000            69,060
Cablevision Systems Corp. 8.00% due 04/15/12*                                       60,000            62,700
Chancellor Media Corp. 8.00% due 11/01/08                                           70,000            79,382
Charter Communications Holdings, LLC 8.63% due 04/01/09                              5,000             3,887
Charter Communications Holdings, LLC 11.13% due 01/15/11                            50,000            40,500
Charter Communications Holdings, LLC 13.50% due 01/15/11(1)                         10,000             7,150
Clear Channel Communications, Inc. 5.75% due 01/15/13                               13,000            13,352
Clear Channel Communications, Inc. 6.00% due 11/01/06                               12,000            12,601
Comcast Cable Communications, Inc. 6.88% due 06/15/09                               24,000            26,675
Comcast Cable Communications, Inc. 8.50% due 05/01/27                               15,000            19,094
Cox Communications, Inc. 6.85% due 01/15/18                                         12,000            12,197
Cox Communications, Inc. 7.75% due 08/15/06                                         14,000            15,018
Cox Communications, Inc. 7.75% due 11/01/10                                         80,000            89,157
CSC Holdings, Inc., Series B 7.63% due 04/01/11                                      5,000             5,269
Dex Media West, LLC/Dex Media Finance Co. 9.88% due 08/15/13                         5,000             5,875
Dex Media, Inc. 9.00% due 11/15/13(1)                                               10,000             7,325
Houghton Mifflin Co. 9.88% due 02/01/13                                              5,000             5,250
Insight Communications Cos., Inc. 12.25% due 02/15/11(1)                            60,000            56,100
Liberty Media Corp. 3.38% due 09/17/06(2)                                           22,000            22,235
Liberty Media Corp. 7.75% due 07/15/09                                              30,000            33,290
Liberty Media Corp. 7.88% due 07/15/09                                              50,000            55,812
Mediacom Broadband, LLC 11.00% due 07/15/13                                          5,000             5,325
News America Holdings, Inc. 7.75% due 12/01/45                                       2,000             2,370
News America, Inc. 7.63% due 11/30/28                                               26,000            30,387
PRIMEDIA, Inc. 8.88% due 05/15/11                                                    5,000             5,000
Quebecor Media, Inc. 13.75% due 07/15/11(1)                                          5,000             4,825
Rogers Cable, Inc. 6.25% due 06/15/13                                               10,000             9,800
Telenet Group Holding NV 11.50% due 06/15/14*(1)                                    75,000            55,125
USA Interactive 7.00% due 01/15/13                                                  95,000           103,967
Young Broadcasting, Inc. 10.00% due 03/01/11                                        25,000            25,750

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% due 03/01/12                                        15,000            16,556
Walt Disney Co. 5.38% due 06/01/07                                                  70,000            73,189

LEISURE & TOURISM -- 0.5%
American Airlines, Inc., Series 01-1 6.82% due 05/23/11                            120,000           106,431
American Airlines, Inc., Series 2003-1 3.86% due 01/09/12                           18,411            18,158

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
American Airlines, Inc., Series 99-1 7.02% due 10/15/09                       $     30,000   $        29,480
Atlas Air, Inc., Series 1999-1 B 7.63% due 01/02/15                                 48,627            34,507
Atlas Air, Inc., Series 2000-1 A 8.71% due 07/02/21                                 43,310            42,619
Bally Total Fitness Holding Corp. 10.50% due 07/15/11                               10,000             9,500
Bombardier Recreational Products, Inc. 8.38% due 12/15/13*                           5,000             5,263
Continental Airines, Inc. 9.56% due 09/01/19                                        21,875            21,748
Continental Airlines, Inc., Series 98-3 6.32% due 11/01/08                         100,000            97,487
Continental Airlines, Inc., Series 981A 6.65% due 09/15/17                          16,916            15,834
Continental Airlines, Inc., Series 991C 6.95% due 08/02/09                           8,845             6,731
Delta Air Lines, Inc. 7.90% due 12/15/09                                            10,000             2,800
Delta Air Lines, Inc. 10.00% due 08/15/08                                           10,000             3,000
Delta Air Lines, Inc., Series 00-1 7.57% due 11/18/10                               20,000            17,962
Delta Air Lines, Inc., Series 01-1 6.62% due 03/18/11                               24,954            22,698
El Pollo Loco, Inc. 9.25% due 12/15/09                                               5,000             5,150
Harrah's Operating Co., Inc. 5.50% due 07/01/10*                                    50,000            51,664
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                     80,000            92,859
Hilton Hotels Corp. 7.50% due 12/15/17                                              12,000            13,740
Icon, Ltd. 11.25% due 04/01/12                                                       5,000             5,350
Mandalay Resort Group 9.38% due 02/15/10                                             5,000             5,750
MGM Mirage, Inc. 5.88% due 02/27/14                                                 35,000            33,687
MGM Mirage, Inc. 8.38% due 02/01/11                                                 10,000            11,038
Mortons Restaurant Group, Inc. 7.50% due 07/01/10                                    5,000             4,775
Northwest Airlines, Inc. 8.88% due 06/01/06                                          5,000             4,200
Northwest Airlines, Inc. 9.88% due 03/15/07                                          5,000             3,775
Park Place Entertainment Corp. 7.00% due 04/15/13                                   20,000            22,250
Park Place Entertainment Corp. 8.13% due 05/15/11                                    5,000             5,775
Six Flags, Inc. 9.75% due 04/15/13                                                  10,000             9,450
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                  70,000            78,977
                                                                                             ---------------
                                                                                                   1,862,161
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 1.0%

COMPUTER SERVICES -- 0.0%
Computer Sciences Corp. 6.75% due 06/15/06                                           4,000             4,248

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
International Business Machines Corp. 6.22% due 08/01/27                            15,000            16,108

ELECTRONICS -- 0.0%
Amkor Technology, Inc. 7.13% due 03/15/11                                           10,000             8,200
L-3 Communications Corp., Series B 8.00% due 08/01/08                                5,000             5,150
Sanmina-SCI Corp. 10.38% due 01/15/10                                                5,000             5,719
Solectron Corp. 9.63% due 02/15/09                                                   5,000             5,537

TELECOMMUNICATIONS -- 1.0%
American Cellular Corp. 10.00% due 08/01/11                                         40,000            32,400
American Tower Corp. 9.38% due 02/01/09                                              3,000             3,180
AT&T Broadband Corp. 8.38% due 03/15/13                                            120,000           145,319
AT&T Corp. 8.05% due 11/15/11                                                       60,000            67,125
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                     90,000           106,631
Citizens Communications Co. 9.00% due 08/15/31                                      12,000            12,255
Citizens Communications Co. 9.25% due 05/15/11                                      10,000            11,000
Compania de Telecomunicaciones de Chile SA 7.63% due 07/15/06                       35,000            37,262
Compania de Telecomunicaciones de Chile SA 8.38% due 01/01/06                       15,000            15,898

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
France Telecom SA 8.75% due 03/01/11                                          $    156,000   $       186,744
GCI, Inc. 7.25% due 02/15/14                                                         5,000             4,900
Insight Midwest LP/Insight Capital, Inc. 9.75% due 10/01/09                          5,000             5,225
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10                         5,000             5,475
Koninklijke (Royal) KPN NV 7.50% due 10/01/05                                       15,000            15,710
Koninklijke (Royal) KPN NV 8.00% due 10/01/10                                       22,000            26,162
LCI International, Inc. 7.25% due 06/15/07                                         115,000           104,363
Nextel Communications, Inc. 7.38% due 08/01/15                                      50,000            53,750
Nextel Communications, Inc. 9.50% due 02/01/11                                      10,000            11,350
Nextel Partners, Inc. 8.13% due 07/01/11                                             5,000             5,300
Nortel Networks, Ltd. 6.13% due 02/15/06                                             5,000             5,100
Qwest Communications International, Inc. 7.25% due 02/15/11*                        20,000            18,950
Rogers Cantel, Inc. 9.75% due 06/01/16                                               5,000             5,581
Rogers Wireless, Inc. 9.63% due 05/01/11                                            10,000            11,150
Rural Cellular Corp. 9.75% due 01/15/10                                             40,000            34,800
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                              20,000            22,195
Sprint Capital Corp. 6.13% due 11/15/08                                             58,000            62,604
Sprint Capital Corp. 6.88% due 11/15/28                                             20,000            20,978
Sprint Capital Corp. 7.63% due 01/30/11                                             50,000            57,766
TCI Communications, Inc. 8.75% due 08/01/15                                         15,000            18,697
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(4)(5)(9)(11)             10,000                 0
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                         130,000           136,800
Telefonica Europe BV 7.75% due 09/15/10                                             60,000            70,703
TELUS Corp. 7.50% due 06/01/07                                                      19,000            20,835
TELUS Corp. 8.00% due 06/01/11                                                      22,000            25,778
Time Warner Telecom Holdings, Inc. 9.25% due 02/15/14                                5,000             4,975
Time Warner Telecom, Inc. 10.13% due 02/01/11                                        5,000             4,800
Triton PCS, Inc. 8.75% due 11/15/11                                                  5,000             3,400
                                                                                             ---------------
                                                                                                   1,420,123
                                                                                             ---------------

MATERIALS -- 0.8%

CHEMICALS -- 0.2%
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11                    5,000             5,700
Ferro Corp. 9.13% due 01/01/09                                                      40,000            45,784
du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10                                 4,000             4,036
IMC Global, Inc., Series B 10.88% due 06/01/08                                      15,000            18,187
Lubrizol Corp. 4.63% due 10/01/09                                                   40,000            40,008
Lubrizol Corp. 6.50% due 10/01/34                                                   14,000            13,657
Lyondell Chemical Co., Series A 9.63% due 05/01/07                                   5,000             5,444
Lyondell Chemical Co., Series B 9.88% due 05/01/07                                   5,000             5,281
Nalco Co. 7.75% due 11/15/11                                                         5,000             5,300
Omnova Solutions, Inc. 11.25% due 06/01/10                                           5,000             5,600
Pioneer Companies, Inc. 5.48% due 12/31/06(2)                                          346               339
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11                               65,000            76,635
Resolution Performance Products, LLC 13.50% due 11/15/10                            15,000            14,550
Rohm and Haas Co. 7.85% due 07/15/29                                                15,000            19,108
RPM International, Inc. 4.45% due 10/15/09*                                         11,000            10,937

FOREST PRODUCTS -- 0.3%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                       15,000            16,088
Celulosa Arauco Y Constitucion 5.13% due 07/09/13                                   35,000            34,890
Consumers International, Inc. 10.25% due 04/01/05+(4)(5)(9)(11)                     10,000                 1

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS (CONTINUED)
Georgia-Pacific Corp. 8.00% due 01/15/24                                     $      25,000   $        28,437
Georgia-Pacific Corp. 8.88% due 02/01/10                                            15,000            17,550
International Paper Co. 6.75% due 09/01/11                                          70,000            78,002
Longview Fibre Co. 10.00% due 01/15/09                                               5,000             5,450
Norske Skog Canada, Ltd. 7.38% due 03/01/14                                          5,000             5,225
Portola Packaging, Inc. 8.25% due 02/01/12                                           5,000             3,925
Stone Container Corp. 8.38% due 07/01/12                                             5,000             5,513
Stone Container Corp. 9.25% due 02/01/08                                             5,000             5,562
Stone Container Corp. 9.75% due 02/01/11                                             5,000             5,538
Tembec Industries, Inc. 8.63% due 06/30/09                                           5,000             5,125
Temple-Inland, Inc. 7.88% due 05/01/12                                              90,000           106,294
Weyerhaeuser Co. 5.50% due 03/15/05                                                  7,000             7,092
Weyerhaeuser Co. 5.95% due 11/01/08                                                 40,000            43,039
Weyerhaeuser Co. 6.13% due 03/15/07                                                 22,000            23,419
Weyerhaeuser Co. 6.75% due 03/15/12                                                 40,000            44,855

METALS & MINERALS -- 0.2%
AK Steel Corp. 7.88% due 02/15/09                                                    5,000             4,963
Alcan, Inc. 6.13% due 12/15/33                                                      26,000            26,993
Alcan, Inc. 6.45% due 03/15/11                                                      30,000            33,593
Alcoa, Inc. 6.75% due 01/15/28                                                      10,000            11,470
Crown Cork & Seal, Inc. 8.00% due 04/15/23                                          40,000            37,200
Crown European Holdings SA 10.88% due 03/01/13                                       5,000             5,813
Inco, Ltd. 7.20% due 09/15/32                                                       50,000            57,036
Noranda, Inc. 6.00% due 10/15/15                                                    39,000            41,596
Phelps Dodge Corp. 8.75% due 06/01/11                                               60,000            73,054
Timken Co. 5.75% due 02/15/10                                                       45,000            46,676
United States Steel, LLC 10.75% due 08/01/08                                         3,000             3,540

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                75,000            78,310
                                                                                             ---------------
                                                                                                   1,126,815
                                                                                             ---------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05              120,000           124,895
                                                                                             ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%

FOREIGN GOVERNMENT -- 1.3%
Federal Republic of Germany 4.25% due 07/04/14                               EUR 1,150,000         1,459,175
Quebec Province Canada 5.00% due 07/17/09                                           26,000            27,328
Quebec Province Canada 7.50% due 09/15/29                                           24,000            31,095
Republic of Italy 3.75% due 12/14/07                                                19,000            19,228
Republic of South Africa 6.50% due 06/02/14                                         55,000            58,712
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                   10,000            13,550
Republic of Uruguay 17.75% due 02/04/06(5)                                   UYU 2,200,000            82,746
Russian Federation 7.50% due 03/31/30*(1)                                           82,000            78,925
United Mexican States 6.75% due 09/27/34                                            25,000            24,013
United Mexican States 7.50% due 04/08/33                                            14,000            14,714
                                                                                             ---------------
                                                                                                   1,809,486
                                                                                             ---------------

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE -- 0.4%

REAL ESTATE COMPANIES -- 0.1%
Liberty Property LP 7.25% due 03/15/11                                        $     25,000   $        28,471
Liberty Property LP 8.50% due 08/01/10                                              70,000            84,379
Susa Partnership LP 6.95% due 07/01/06                                              40,000            42,796

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                        100,000           114,942
CarrAmerica Realty Corp. 5.13% due 09/01/11                                          9,000             9,102
Health Care Property Investors, Inc. 6.00% due 03/01/15                             60,000            62,632
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                    60,000            70,120
Host Marriott LP, Series I 9.50% due 01/15/07                                        5,000             5,538
Regency Centers LP 7.75% due 04/01/09                                               30,000            34,514
Spieker Properties LP 7.65% due 12/15/10                                            60,000            69,777
Vornado Realty LP 4.50% due 08/15/09                                                10,000            10,021
                                                                                             ---------------
                                                                                                     532,292
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 4.4%

U.S. GOVERNMENT AGENCIES -- 4.4%
Federal Home Loan Banks 1.88% due 06/15/06                                          65,000            64,151
Federal Home Loan Banks 5.25% due 08/15/06                                          65,000            67,875
Federal Home Loan Mtg. Corp. 2.00% due 02/23/06                                     95,000            94,257
Federal Home Loan Mtg. Corp. 2.50% due 12/04/06                                     40,000            39,662
Federal Home Loan Mtg. Corp. 2.63% due 09/17/07                                     50,000            49,253
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07                                     59,000            59,009
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14                                     65,000            64,679
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                    303,090           302,293
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19                                     20,000            20,339
Federal Home Loan Mtg. Corp. 5.00% due 03/01/34                                    389,302           385,938
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                     59,771            59,255
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                    173,910           172,407
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                     99,793           101,285
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                    162,003           167,568
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                     18,732            19,846
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                     13,273            13,951
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                     65,000            74,770
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                     31,681            33,616
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                      1,436             1,548
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28                                     11,073            11,916
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                      2,575             2,848
Federal National Mtg. Assoc. 3.25% due 06/28/06                                     63,000            63,127
Federal National Mtg. Assoc. 4.56% due 01/01/15(5)                                 249,690           250,041
Federal National Mtg. Assoc. 5.00% due 12/01/17                                    395,775           403,213
Federal National Mtg. Assoc. 5.00% due 03/01/18                                    192,544           196,028
Federal National Mtg. Assoc. 5.00% due 09/01/18                                     95,243            96,967
Federal National Mtg. Assoc. 5.00% due 06/01/19                                    117,835           119,869
Federal National Mtg. Assoc. 5.50% due 02/01/18                                    312,408           323,586
Federal National Mtg. Assoc. 5.50% due 03/01/18                                     66,493            68,828
Federal National Mtg. Assoc. 5.50% due 07/01/19                                     82,073            84,926
Federal National Mtg. Assoc. 5.50% due 12/01/33                                    592,747           601,895
Federal National Mtg. Assoc. 5.50% due 06/01/34                                     49,696            50,416
Federal National Mtg. Assoc. 5.92% due 10/01/11                                     77,527            84,150
Federal National Mtg. Assoc. 5.94% due 11/01/11                                    242,462           263,479
Federal National Mtg. Assoc. 6.00% due 06/01/17                                     55,486            58,219
Federal National Mtg. Assoc. 6.00% due 05/01/34                                     93,272            96,618
Federal National Mtg. Assoc. 6.00% due 08/01/34                                    123,336           127,725
Federal National Mtg. Assoc. 6.00% due October TBA                                 140,000           144,769

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 6.18% due 07/01/08                               $     18,438   $        19,796
Federal National Mtg. Assoc. 6.34% due 01/01/08                                     17,535            18,759
Federal National Mtg. Assoc. 6.36% due 07/01/08                                     35,416            38,080
Federal National Mtg. Assoc. 6.43% due 01/01/08                                     18,356            19,696
Federal National Mtg. Assoc. 6.50% due 07/01/17                                    125,000           132,415
Federal National Mtg. Assoc. 6.50% due 09/01/32(7)                                 195,325           205,027
Federal National Mtg. Assoc. 6.50% due 04/01/34                                     97,056           101,890
Federal National Mtg. Assoc. 6.56% due 07/01/11                                    193,934           217,446
Federal National Mtg. Assoc. 6.63% due 11/15/30                                    130,000           151,540
Federal National Mtg. Assoc. 7.04% due 03/01/07                                     18,351            19,581
Government National Mtg. Assoc. 6.00% due 11/15/31(7)                              289,912           301,214
Government National Mtg. Assoc. 7.00% due 08/15/22                                   1,572             1,686
Government National Mtg. Assoc. 7.00% due 03/15/28                                  99,585           106,350
Government National Mtg. Assoc. 7.25% due 04/15/27                                   5,331             5,722
Government National Mtg. Assoc. 7.50% due 07/15/23                                   1,595             1,727
Government National Mtg. Assoc. 7.50% due 10/15/29                                  20,420            22,008
Government National Mtg. Assoc. 7.50% due 01/15/32                                  40,577            43,719
Government National Mtg. Assoc. 8.00% due 01/15/31                                   4,356             4,755
Government National Mtg. Assoc. 8.50% due 11/15/17                                   3,791             4,191
Government National Mtg. Assoc. 9.00% due 11/15/21                                   1,257             1,418
                                                                                             ---------------
                                                                                                   6,257,342
                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 5.1%

U.S. TREASURIES -- 5.1%
United States Treasury Bond Strip zero coupon due 11/15/27                         800,000           240,832
United States Treasury Bonds 5.25% due 02/15/29(7)                                 450,000           468,475
United States Treasury Bonds 6.25% due 08/15/23(7)                                 560,000           653,931
United States Treasury Bonds 6.38% due 08/15/27                                    350,000           417,990
United States Treasury Bonds 7.13% due 02/15/23                                    200,000           254,984
United States Treasury Bonds 7.88% due 02/15/21                                    150,000           202,975
United States Treasury Bonds 8.88% due 08/15/17                                    300,000           427,969
United States Treasury Bonds 11.25% due 02/15/15                                   100,000           159,113
United States Treasury Notes 2.25% due 02/15/07                                      2,000             1,979
United States Treasury Notes 2.63% due 05/15/08                                     10,000             9,853
United States Treasury Notes 2.75% due 06/30/06                                      5,000             5,021
United States Treasury Notes 3.25% due 08/15/07                                    250,000           252,764
United States Treasury Notes 3.38% due 11/15/08                                    150,000           151,061
United States Treasury Notes 3.38% due 12/15/08                                    500,000           503,144
United States Treasury Notes 5.00% due 02/15/11(7)                                 350,000           376,291
United States Treasury Notes 5.00% due 08/15/11                                      5,000             5,373
United States Treasury Notes 5.75% due 11/15/05(7)                                 360,000           373,894
United States Treasury Notes 5.88% due 11/15/05                                    700,000           728,000
United States Treasury Notes 6.25% due 02/15/07                                    300,000           324,211
United States Treasury Notes 6.50% due 10/15/06(7)                               1,000,000         1,076,602
United States Treasury Notes 7.00% due 07/15/06                                    600,000           646,687
                                                                                             ---------------
                                                                                                   7,281,149
                                                                                             ---------------

UTILITIES -- 1.4%

ELECTRIC UTILITIES -- 0.9%
AEP Texas North Co. 5.50% due 03/01/13                                              40,000            41,582
AES Corp. 7.75% due 03/01/14                                                        50,000            51,625
AES Corp. 8.75% due 05/15/13*                                                        5,000             5,638
AES Corp. 9.00% due 05/15/15*                                                       10,000            11,275
Alabama Power Co. 2.80% due 12/01/06                                                22,000            21,881

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                $     35,000   $        36,693
Appalachian Power Co., Series G 3.60% due 05/15/08                                  14,000            13,908
Arizona Public Service Co. 5.80% due 06/30/14                                       80,000            84,318
Calpine Corp. 8.50% due 07/15/10*                                                    5,000             3,825
Centerpoint Energy, Inc. 5.88% due 06/01/08                                         70,000            73,074
CMS Energy Corp. 8.50% due 04/15/11                                                 15,000            16,350
Connecticut Light and Power 5.75% due 09/15/34                                      15,000            15,083
Duke Energy Corp. 4.20% due 10/01/08                                                80,000            80,819
Duke Energy Corp. 5.30% due 10/01/15                                                21,000            21,619
Edison Mission Energy 9.88% due 04/15/11                                            50,000            58,250
FirstEnergy Corp., Series B 6.45% due 11/15/11                                      70,000            76,361
FPL Group Capital, Inc. 3.25% due 04/11/06                                           4,000             4,025
Midwest Generation, LLC 8.75% due 05/01/34                                           5,000             5,450
Nevada Power Co. 9.00% due 08/15/13                                                  5,000             5,750
NRG Energy, Inc. 8.00% due 12/15/13*                                                 5,000             5,356
NSTAR 8.00% due 02/15/10                                                            40,000            47,293
Pacific Gas & Electric Co. 6.05% due 03/01/34                                       13,000            13,231
Pepco Holdings, Inc. 5.50% due 08/15/07                                             80,000            83,763
Pnpp II Funding Corp. 9.12% due 05/30/16                                            13,000            15,345
Progress Energy, Inc. 6.75% due 03/01/06                                            22,000            23,103
Progress Energy, Inc. 7.10% due 03/01/11                                           100,000           112,907
PSE&G Power, LLC 3.75% due 04/01/09                                                 35,000            34,306
PSE&G Power, LLC 6.88% due 04/15/06                                                 40,000            42,264
Southern California Edison Co. 6.38% due 01/15/06                                   70,000            73,004
Southern California Edison Co. 8.00% due 02/15/07                                   10,000            11,069
Teco Energy, Inc. 7.20% due 05/01/11                                                 5,000             5,325
Telecom Italia Capital SA 6.00% due 09/30/34*                                       25,000            24,419
TXU Energy Co. 7.00% due 03/15/13                                                  140,000           158,072
Virginia Electric and Power Co. 5.75% due 03/31/06                                  18,000            18,726

GAS & PIPELINE UTILITIES -- 0.3%
Aquila, Inc. 6.88% due 10/01/04                                                     40,000            40,000
ARKLA, Inc. 8.90% due 12/15/06                                                      22,000            24,442
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05                           20,000            20,656
Dynegy Holdings, Inc. 8.75% due 02/15/12                                            40,000            41,600
El Paso Corp. 7.00% due 05/15/11                                                    20,000            19,300
El Paso Production Holding Co. 7.75% due 06/01/13                                   25,000            25,063
Energen Corp., Series MTN 7.63% due 12/15/10                                        60,000            70,123
Kinder Morgan Energy Partners LP 7.75% due 03/15/32                                 12,000            14,204
NGC Corp. Capital Trust 8.32% due 06/01/27                                          50,000            40,000
Premcor Refining Group, Inc. 7.75% due 02/01/12                                      5,000             5,450
Williams Cos., Inc. 7.13% due 09/01/11                                               5,000             5,487
Williams Cos., Inc. 7.88% due 09/01/21                                              25,000            27,750

TELEPHONE -- 0.2%
British Telecommunications, PLC 7.13% due 12/15/05                                   4,000             4,237
Deutsche Telekom International Finance BV 3.88% due 07/22/08                        20,000            20,080
Deutsche Telekom International Finance BV 8.50% due 06/15/10                        90,000           107,873
Deutsche Telekom International Finance BV 8.75% due 06/15/30                        77,000            99,528
GTE Corp. 7.90% due 02/01/27                                                        24,000            26,340
Pacific Bell 6.63% due 10/15/34                                                     27,000            27,455
Verizon New York, Inc. 7.38% due 04/01/32                                            4,000             4,450
Verizon Pennsylvania, Inc. 8.75% due 08/15/31                                       16,000            21,067
                                                                                             ---------------
                                                                                                   1,940,814
                                                                                             ---------------
TOTAL BONDS & NOTES (cost $33,191,536)                                                            34,181,090
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%+

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/08*(5)(11) (cost $28)                           10   $             0
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $118,890,943)                                                  133,750,651
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                               AMOUNT(10)
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 2.3%

CORPORATE SHORT-TERM NOTES -- 2.3%

Prudential Funding Corp. 1.80% due 10/01/04 (cost $3,200,000)                 $  3,200,000         3,200,000
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 3.5%

Agreement with State Street Bank & Trust Co., bearing
   interest at 0.65%, dated 09/30/04, to be repurchased
   10/01/04 in the amount of $136,002 and collateralized by
   $135,000 of United States Treasury Bonds, bearing interest at 5.25%, due 02/15/29 and having an approximate value
   of $142,299 (7)                                                                 136,000           136,000
State Street Bank & Trust Co. Joint Repurchase
   Agreement (6)(7)(8)                                                           3,203,000         3,203,000
UBS Securities, LLC Joint Repurchase Agreement (6)(7)                            1,700,000         1,700,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $5,039,000)                                                      5,039,000
                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost $127,129,943)@                                                99.7%                     141,989,651
Other assets less liabilities --                                        0.3                          496,062
                                                                      -----                  ---------------
NET ASSETS --                                                         100.0%                 $   142,485,713
                                                                      =====                  ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of the securities. At September 30, 2004 the aggregate value of these securities was $4,342,667 representing 3.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(3) Variable rate security -- the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(4)  Bond in default
(5)  Fair valued security; see Note 2
(6)  See Note 2 for details of Joint Repurchase Agreement.
(7) The security or a portion thereof represents collateral for open futures contracts.
(8)  The security or a portion thereof represents collateral for TBAs.
(9)  Company has filed Chapter 11 bankruptcy.
(10) Denominated in United States dollars unless otherwise indicated.
(11) Illiquid security
(12) Collateralized Mortgage Obligation
(13) Commercial Mortgage-Backed Security
GDR -- Global Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
EUR -- Euro Dollar
UYU -- Uruguay Peso

OPEN FUTURES CONTRACTS

                                                                              VALUE AS OF      UNREALIZED
NUMBER OF                                       EXPIRATION      VALUE AT     SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION                            DATE        TRADE DATE        2004        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
 2 Short    5-year interest rate swap (CBT)    December 2004   $  218,133    $     218,656   $         (523)
 1 Short    10-year interest rate swap (CBT)   December 2004      109,855          110,750             (895)
                                                                                             --------------
                                                                                             $       (1,418)
                                                                                             ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  APPRECIATION
-----------------------------------------------------------------------------------------------------------
*JPY       2,800,000              USD          25,572                10/15/04              $            101
*USD       1,182,405              JPY     130,558,000                10/15/04                         5,271
*USD          24,495              EUR          20,000                11/22/04                           369
                                                                                           ----------------
                                                                                           $          5,741
                                                                                           ================

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
*EUR       2,151,000              USD       2,636,361                11/22/04              $        (37,801)
                                                                                           ----------------
Net Unrealized Appreciation (Depreciation)                                                 $        (32,060)
                                                                                           ================

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
EUR -- Euro Dollar
JPY -- Japanese Yen
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                               12.7%
U.S. Treasuries                                   9.5%
Banks                                             6.0%
U.S. Government Agencies                          5.6%
Insurance                                         5.2%
Drugs                                             5.1%
Repurchase Agreements                             4.9%
Internet Content                                  4.2%
Health Services                                   3.9%
Telecommunications                                3.6%
Electronics                                       3.5%
Energy Services                                   3.5%
Computer Software                                 3.4%
Energy Sources                                    2.4%
Retail                                            2.4%
Foreign Government                                2.1%
Aerospace & Military Technology                   2.0%
Computers & Business Equipment                    1.7%
Medical Products                                  1.6%
Multi-Industry                                    1.5%
Broadcasting & Media                              1.4%
Electric Utilities                                1.4%
Leisure & Tourism                                 1.4%
Apparel & Textiles                                1.2%
Electrical Equipment                              1.1%
Food, Beverage & Tobacco                          1.0%
Automotive                                        0.9%
Computer Services                                 0.8%
Machinery                                         0.8%
Metals & Minerals                                 0.7%
Transportation                                    0.6%
Business Services                                 0.5%
Forest Products                                   0.5%
Chemicals                                         0.4%
Housing & Household Durables                      0.4%
Real Estate Investment Trusts                     0.4%
Communication Equipment                           0.3%
Entertainment Products                            0.3%
Gas & Pipeline Utilities                          0.3%
Household & Personal Products                     0.3%
Telephone                                         0.3%
Internet Software                                 0.2%
Real Estate Companies                             0.2%
Education                                         0.1%
Municipal Bonds                                   0.1%
Plastic                                           0.1%
Information Technology                            0.0%
                                                -----
                                                100.5%
                                                =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 53.1%

CONSUMER DISCRETIONARY -- 4.0%

APPAREL & TEXTILES -- 1.2%
Nike, Inc., Class B                                                                 37,545   $     2,958,546

AUTOMOTIVE -- 0.4%
Advanced Auto Parts, Inc.+                                                          29,255         1,006,372

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Pulte Homes, Inc.                                                                    5,500           337,535

RETAIL -- 2.3%
Blue Nile, Inc.+                                                                     6,900           232,392
HNI Corp.                                                                           17,300           684,734
Home Depot, Inc.                                                                     9,500           372,400
Kohl's Corp.+                                                                       51,990         2,505,398
Limited Brands                                                                      22,000           490,380
Masco Corp.                                                                          9,500           328,035
Sharper Image Corp.+                                                                12,000           257,400
Wal-Mart Stores, Inc.                                                               12,000           638,400
Williams-Sonoma, Inc.+                                                               6,000           225,300
                                                                                             ---------------
                                                                                                  10,036,892
                                                                                             ---------------

CONSUMER STAPLES -- 0.7%

FOOD, BEVERAGE & TOBACCO -- 0.4%
Altria Group, Inc.                                                                   8,400           395,136
PepsiCo, Inc.                                                                        8,500           413,525
SunOpta, Inc.+                                                                      34,500           268,410

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Estee Lauder Cos., Inc., Class A                                                     9,600           401,280
Procter & Gamble Co.                                                                 6,200           335,544
                                                                                             ---------------
                                                                                                   1,813,895
                                                                                             ---------------

ENERGY -- 4.9%

ENERGY SERVICES -- 2.9%
Atwood Oceanics, Inc.+                                                               7,300           347,042
Baker Hughes, Inc.                                                                   7,000           306,040
BJ Services Co.                                                                     24,650         1,291,906
Hornbeck Offshore Services, Inc.+                                                   63,300         1,044,450
Oceaneering International, Inc.+                                                     8,600           316,824
Patterson-UTI Energy, Inc.                                                          35,800           682,706
Rowan Cos., Inc.+                                                                   49,100         1,296,240
Suncor Energy, Inc.                                                                 32,485         1,039,845
Texas Petrochemicals, Inc.+                                                            986             9,490
Tidewater, Inc.                                                                     12,000           390,600
Todco+                                                                              36,800           638,480

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 2.0%
ChevronTexaco Corp.                                                                  6,000   $       321,840
EOG Resources, Inc.                                                                  3,700           243,645
Exxon Mobil Corp.                                                                   19,300           932,769
Global Industries, Ltd.+                                                           129,500           800,310
Grant Prideco, Inc.+                                                                12,000           245,880
Marathon Oil Corp.                                                                   8,000           330,240
Murphy Oil Corp.                                                                    18,110         1,571,405
Transocean, Inc.+                                                                    8,000           286,240
XTO Energy, Inc.                                                                     7,000           227,360
                                                                                             ---------------
                                                                                                  12,323,312
                                                                                             ---------------

FINANCE -- 10.5%

BANKS -- 3.9%
Bank of America Corp.                                                               93,905         4,068,904
Comerica, Inc.                                                                       6,500           385,775
Dime Community Bancshares                                                           26,100           438,480
Franklin Bank Corp.+                                                                34,500           588,225
J.P. Morgan Chase & Co.                                                             12,600           500,598
Signature Bank+                                                                     17,600           470,800
U.S. Bancorp                                                                        15,000           433,500
Wells Fargo & Co.                                                                   50,010         2,982,096

FINANCIAL SERVICES -- 3.3%
American Express Co.                                                                11,800           607,228
Capital One Financial Corp.                                                          7,000           517,300
Citigroup, Inc.                                                                      9,833           433,832
Countrywide Credit Industries, Inc.                                                  6,000           236,340
Goldman Sachs Group, Inc.                                                           29,395         2,740,790
Mellon Financial Corp.                                                               9,900           274,131
Morgan Stanley                                                                       8,100           399,330
Nelnet, Inc.+                                                                       36,300           812,394
Piper Jaffray Cos.+                                                                 34,500         1,365,855
Scottish Annuity & Life Insurance Co., Ltd.                                          4,100            86,797
SLM Corp.                                                                           16,200           722,520

INSURANCE -- 3.3%
Aetna, Inc.                                                                         36,170         3,614,468
Allstate Corp.                                                                      34,820         1,671,012
Berkshire Hathaway, Inc., Class B+                                                   1,102         3,163,842
                                                                                             ---------------
                                                                                                  26,514,217
                                                                                             ---------------

HEALTHCARE -- 9.7%

DRUGS -- 4.8%
Abbott Laboratories                                                                  6,000           254,160
Amgen, Inc.+                                                                         6,000           340,080
Cephalon, Inc.+                                                                     19,800           948,420
Critical Therapeutics, Inc.+                                                        35,100           205,335
Cypress Biosciences, Inc.+                                                          28,900           337,263
Forest Laboratories, Inc.+                                                          23,210         1,043,986
Genentech, Inc.+                                                                    92,755         4,862,217
Integra LifeSciences Holdings, Corp.+                                               47,700         1,531,647

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Invitrogen Corp.+                                                                   13,900   $       764,361
Medicines Co.+                                                                      28,900           697,646
Par Pharmaceutical Cos., Inc.+                                                      12,000           431,160
Pfizer, Inc.                                                                        21,000           642,600

HEALTH SERVICES -- 3.4%
Anthem, Inc.+                                                                       13,520         1,179,620
Express Scripts, Inc., Class A+                                                     13,900           908,226
UnitedHealth Group, Inc.                                                            87,265         6,434,921

MEDICAL PRODUCTS -- 1.5%
Advanced Neuromodulation Systems, Inc.+                                             26,300           798,205
Align Technology, Inc.+                                                             17,600           268,928
Becton Dickinson & Co.                                                               9,000           465,300
Encore Med Corp.+                                                                   28,900           143,922
Guidant Corp.                                                                        5,550           366,522
Johnson & Johnson                                                                    8,800           495,704
LCA-Vision, Inc.                                                                    10,000           257,900
Medtronic, Inc.                                                                      6,000           311,400
St. Jude Medical, Inc.+                                                              5,800           436,566
Stryker Corp.                                                                        7,000           336,560
                                                                                             ---------------
                                                                                                  24,462,649
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 5.5%

AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
Alliant Techsystems, Inc.+                                                          14,300           865,150
Boeing Co.                                                                           7,500           387,150
General Dynamics Corp.                                                               5,000           510,500
Lockheed Martin Corp.                                                               16,380           913,677
Northrop Grumman Corp.                                                              22,100         1,178,593
United Technologies Corp.                                                            7,300           681,674

ELECTRICAL EQUIPMENT -- 1.1%
AMETEK, Inc.                                                                        47,200         1,431,104
Roper Industries, Inc.                                                              23,700         1,361,802

MACHINERY -- 0.8%
IDEX Corp.                                                                          41,000         1,392,360
Nordson Corp.                                                                       21,900           751,827

MULTI-INDUSTRY -- 1.3%
3M Co.                                                                               9,420           753,317
Danaher Corp.                                                                        7,000           358,960
General Electric Co.                                                                31,900         1,071,202
Honeywell International, Inc.                                                       17,000           609,620
Tyco International, Ltd.                                                            14,000           429,240

TRANSPORTATION -- 0.5%
C.H. Robinson Worldwide, Inc.                                                       17,300           802,547
United Parcel Service, Inc., Class B                                                 6,900           523,848
                                                                                             ---------------
                                                                                                  14,022,571
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT -- 1.2%

BROADCASTING & MEDIA -- 0.4%
AOL Time Warner, Inc.+                                                              28,000   $       451,920
McGraw-Hill Cos., Inc.                                                               5,000           398,450
Omnicom Group, Inc.                                                                  2,000           146,120

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology                                                       10,000           359,500
Walt Disney Co.                                                                     13,700           308,935

LEISURE & TOURISM -- 0.6%
Applebee's International, Inc.                                                      34,450           870,896
Carnival Corp.                                                                       6,900           326,301
Outback Steakhouse, Inc.                                                             6,925           287,595
                                                                                             ---------------
                                                                                                   3,149,717
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 16.2%

COMMUNICATION EQUIPMENT -- 0.3%
QUALCOMM, Inc.                                                                      18,000           702,720

COMPUTER SERVICES -- 0.8%
Digital Insight Corp.+                                                              29,500           402,085
Keane, Inc.+                                                                        28,900           443,904
Symantec Corp.+                                                                     22,855         1,254,282

COMPUTER SOFTWARE -- 3.4%
Adobe Systems, Inc.                                                                  7,000           346,290
Cognos, Inc.+                                                                       37,300         1,324,896
Electronic Arts, Inc.+                                                              85,430         3,928,926
Lawson Software, Inc.+                                                             110,200           617,120
Microsoft Corp.                                                                     35,000           967,750
Parametric Technology Corp.+                                                        86,400           456,192
Secure Computing Corp.+                                                            115,200           874,368

COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Apple Computer, Inc.+                                                               85,340         3,306,925
Dell, Inc.+                                                                          9,000           320,400
International Business Machines Corp.                                                6,900           591,606

ELECTRONICS -- 3.4%
Applied Materials, Inc.+                                                            20,000           329,800
Cymer, Inc.+                                                                        40,400         1,157,864
Energizer Holdings, Inc.+                                                           29,655         1,367,095
Intel Corp.                                                                         16,740           335,804
Lam Research Corp.+                                                                 69,400         1,518,472
Samsung Electronics Co., Ltd.                                                        5,130         2,040,417
Texas Instruments, Inc.                                                             93,110         1,981,381

INTERNET CONTENT -- 4.2%
Amazon.com, Inc.+                                                                   32,100         1,311,606
Ask Jeeves, Inc.+                                                                   12,000           392,520
Avocent Corp.+                                                                      22,900           596,087
CNET Networks, Inc.+                                                                57,500           526,125
eBay, Inc.+                                                                         36,350         3,342,019
Support.com, Inc.+                                                                 121,600         1,184,384
Yahoo!, Inc.+                                                                       99,370         3,369,637

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET SOFTWARE -- 0.2%
WatchGuard Technologies, Inc.+                                                     115,200   $       539,136

TELECOMMUNICATIONS -- 2.2%
Alvarion, Ltd.+                                                                     57,500           744,050
Cisco Systems, Inc.+                                                                17,700           320,370
EchoStar Communications Corp., Class A+                                              1,575            49,014
JAMDAT Mobile, Inc.+                                                                   200             4,614
Motorola, Inc.                                                                      18,400           331,936
Nextel Communications, Inc., Class A+                                              104,675         2,495,452
Tekelec+                                                                            57,500           959,100
Verizon Communications, Inc.                                                        15,000           590,700
                                                                                             ---------------
                                                                                                  41,025,047
                                                                                             ---------------

MATERIALS -- 0.4%

CHEMICALS -- 0.1%
Dow Chemical Co.                                                                     7,000           316,260
Pioneer Companies, Inc.+                                                               212             3,180

METALS & MINERALS -- 0.3%
Worthington Industries, Inc.                                                        28,900           617,015
                                                                                             ---------------
                                                                                                     936,455
                                                                                             ---------------
TOTAL COMMON STOCK (cost $118,202,848)                                                           134,284,755
                                                                                             ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C+(4)(9) (cost $0)                                         495                25
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                               AMOUNT(10)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.8%

FINANCE -- 2.8%

FINANCIAL SERVICES -- 2.8%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*                    $    100,000           101,653
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                       330,000           329,660
Capital One Auto Finance Trust 3.18% due 09/15/10                                  485,000           484,134
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11         430,000           431,402
Capital One Prime Auto Receivable Trust 2.88% due 06/15/10                         485,000           482,333
Citibank Credit Card Issuance Trust 2.90% due 05/17/10                             485,000           475,130
Citibank Credit Card Issuance Trust 3.20% due 08/24/09                             300,000           298,453
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08                    150,000           150,586
Fleet Credit Card Master Trust II 2.40% due 07/15/08                               485,000           483,633
Harley Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12              645,000           647,309
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                    145,000           144,391
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09           485,000           478,921
Onyx Acceptance Owner Trust 2.94% due 11/15/08                                     435,000           435,009
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                  210,000           235,751
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                 218,000           235,723

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05%
   due 07/25/16                                                               $    197,000   $       194,571
USAA Auto Owner Trust 2.67% due 10/15/10                                           485,000           479,346
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                     485,000           484,798
World Omni Auto Receivables Trust 2.87% due 11/15/10                               185,000           183,285
World Omni Auto Receivables Trust, Series 2004-A A4 3.96% due 07/12/11             400,000           405,062
                                                                                             ---------------
                                                                                                   7,161,150
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(12)                   9,169             9,296
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(12)                 13,724            14,032
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% due 11/15/22(12)                   4,587             4,584
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% due 11/15/22(12)                  4,305             4,302
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(12)                 40,000            43,219
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(12)               3,564             3,683
                                                                                             ---------------
                                                                                                      79,116
                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $7,259,918)                                                    7,240,266
                                                                                             ---------------

BONDS & NOTES -- 37.9%

CONSUMER DISCRETIONARY -- 0.9%

APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 7.00% due 11/01/06                                               10,000            10,000

AUTOMOTIVE -- 0.5%
Accuride Corp., Series B 9.25% due 02/01/08                                         10,000            10,225
Advanced Accessory Holdings Corp. 13.25% due 12/15/11(1)                            10,000             4,000
Arvinmeritor, Inc. 8.75% due 03/01/12                                               10,000            11,075
DaimlerChrysler NA Holding Corp. 6.40% due 05/15/06                                120,000           126,272
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                450,000           488,254
Dana Corp. 9.00% due 08/15/11                                                       20,000            24,150
Dura Operating Corp., Series B 8.63% due 04/15/12                                    5,000             4,950
Dura Operating Corp., Series D 9.00% due 05/01/09                                    5,000             4,450
Ford Motor Co. 7.45% due 07/16/31                                                  578,000           566,746
General Motors Corp. 7.20% due 01/15/11                                             37,000            39,185
General Motors Corp. 8.25% due 07/15/23                                             11,000            11,571
Navistar International Corp. 7.50% due 06/15/11                                      5,000             5,338
Navistar International Corp., Series B 9.38% due 06/01/06                            5,000             5,363
RJ Tower Corp. 12.00% due 06/01/13                                                   5,000             3,950
Stanadyne Corp. 10.00% due 08/15/14*                                                 5,000             5,200
Tenneco Automotive, Inc. 10.25% due 07/15/13                                        15,000            17,100
Tenneco Automotive, Inc., Series B 11.63% due 10/15/09                               5,000             5,275
TRW Automotive, Inc. 11.00% due 02/15/13                                            10,000            11,900
Visteon Corp. 7.00% due 03/10/14                                                    10,000             9,500
Visteon Corp. 8.25% due 08/01/10                                                    10,000            10,525

HOUSING & HOUSEHOLD DURABLES -- 0.3%
Beazer Homes USA, Inc. 8.63% due 05/15/11                                           20,000            22,050
Centex Corp. 7.50% due 01/15/12                                                     20,000            23,077
Centex Corp. 7.88% due 02/01/11                                                    220,000           256,481

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES (CONTINUED)
D.R. Horton, Inc. 9.75% due 09/15/10                                          $     20,000   $        24,150
KB Home 9.50% due 02/15/11                                                          25,000            27,812
Lennar Corp. 7.63% due 03/01/09                                                     60,000            67,952
Pulte Homes, Inc. 8.13% due 03/01/11                                               145,000           170,176
Standard Pacific Corp. 6.25% due 04/01/14                                           20,000            19,850
Technical Olympic USA, Inc. 7.50% due 03/15/11                                       5,000             5,088

RETAIL -- 0.1%
Adesa, Inc. 7.63% due 06/15/12                                                      10,000            10,300
Jean Coutu Group, Inc. 8.50% due 08/01/14*                                          25,000            24,812
May Department Stores Co. 3.95% due 07/15/07*                                       30,000            30,234
Real Mex Restaurants, Inc. 10.00% due 04/01/10*                                      5,000             5,075
Rite Aid Corp. 8.13% due 05/01/10                                                   25,000            26,250
Saks, Inc. 7.00% due 12/01/13                                                       25,000            25,500
Staples, Inc. 7.38% due 10/01/12                                                   125,000           144,801
Wal-Mart Stores, Inc. 6.88% due 08/10/09                                            37,000            41,962
                                                                                             ---------------
                                                                                                   2,300,599
                                                                                             ---------------

CONSUMER STAPLES -- 0.6%

FOOD, BEVERAGE & TOBACCO -- 0.6%
Altria Group, Inc. 7.00% due 11/04/13                                              150,000           156,504
American Rock Salt Co., LLC 9.50% due 03/15/14*                                      5,000             5,175
Anheuser-Busch Cos., Inc. 5.95% due 01/15/33                                        37,000            39,041
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                      26,000            34,323
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                 110,000           124,300
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                 70,000            86,275
ConAgra Foods, Inc. 6.75% due 09/15/11                                             190,000           213,775
DIMON, Inc. 9.63% due 10/15/11                                                       5,000             5,275
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11                           20,000            15,300
Kraft Foods, Inc. 5.63% due 11/01/11                                                70,000            73,938
Kraft Foods, Inc. 6.25% due 06/01/12                                               150,000           163,878
Pepsico, Inc. 3.20% due 05/15/07                                                    33,000            33,138
Philip Morris Cos., Inc. 6.38% due 02/01/06                                        100,000           103,324
Standard Commercial Corp. 8.00% due 04/15/12*                                       10,000            10,250
Tyson Foods, Inc. 8.25% due 10/01/11                                               210,000           248,879
Unilever Capital Corp. 5.90% due 11/15/32                                           37,000            38,341
Winn-Dixie Stores, Inc. 8.88% due 04/01/08                                          15,000            12,225

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
JohnsonDiversey, Inc., Series B 9.63% due 05/15/12                                   5,000             5,600
Playtex Products, Inc. 8.00% due 03/01/11                                            5,000             5,300
Playtex Products, Inc. 9.38% due 06/01/11                                            5,000             5,125
Procter & Gamble Co. 5.80% due 08/15/34                                             21,000            21,949
                                                                                             ---------------
                                                                                                   1,401,915
                                                                                             ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                           130,000           164,004
                                                                                             ---------------

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

ENERGY -- 1.0%

ENERGY SERVICES -- 0.6%
Chesapeake Energy Corp. 6.88% due 01/15/16                                    $      5,000   $         5,225
Chesapeake Energy Corp. 7.50% due 09/15/13                                           5,000             5,475
Enterprise Products Operating LP 4.63% due 10/15/09*                               180,000           181,495
Enterprise Products Operating LP 6.65% due 10/15/34*                               122,000           122,311
Forest Oil Corp. 8.00% due 12/15/11*                                                15,000            16,838
Gaz Capital SA 8.63% due 04/28/34*                                                 130,000           138,125
Halliburton Co. 5.50% due 10/15/10                                                 170,000           178,089
Halliburton Co. 8.75% due 02/15/21                                                 100,000           126,692
Motiva Enterprises, LLC 5.20% due 09/15/12*                                        205,000           211,807
Newfield Exploration Co. 6.63% due 09/01/14*                                        10,000            10,425
PacifiCorp, Series MBIA 6.38% due 05/15/08                                         150,000           165,078
Parker Drilling Co. 9.63% due 10/01/13                                               5,000             5,575
Petroleum Geo-Services 10.00% due 11/05/10                                          15,000            16,988
Premcor Refining Group, Inc. 6.13% due 05/01/11                                    150,000           155,250
Premcor Refining Group, Inc. 6.75% due 05/01/14                                      5,000             5,175
Pride International, Inc. 7.38% due 07/15/14*                                        5,000             5,550
Southern California Public Power Authority Project 6.93% due 05/15/17              100,000           117,577
Westar Energy, Inc. 9.75% due 05/01/07                                               5,000             5,696
Western Resources, Inc. 7.13% due 08/01/09                                           5,000             5,524
Whiting Petroleum Corp. 7.25% due 05/01/12                                           5,000             5,050

ENERGY SOURCES -- 0.4%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                  140,000           182,718
Amerada Hess Corp. 6.65% due 08/15/11                                               33,000            36,435
Calpine Canada Energy Finance ULC 8.50% due 05/01/08                                75,000            51,750
Chesapeake Energy Corp. 7.75% due 01/15/15                                          60,000            65,400
Conoco, Inc. 6.95% due 04/15/29                                                     37,000            42,691
Consol Energy, Inc. 7.88% due 03/01/12                                               5,000             5,575
Devon Energy Corp. 2.75% due 08/01/06                                               26,000            25,824
Energy Corp. of America, Series A 9.50% due 05/15/07                                41,000            39,360
Giant Industries, Inc. 11.00% due 05/15/12                                           6,000             6,870
Husky Oil, Ltd. 7.55% due 11/15/16                                                 140,000           166,369
Magnum Hunter Resources, Inc. 9.60% due 03/15/12                                     1,000             1,130
Peabody Energy Corp., Series B 6.88% due 03/15/13                                    5,000             5,400
Pemex Project Funding Master Trust 8.63% due 02/01/22                               22,000            25,014
Pemex Project Funding Master Trust 9.13% due 10/13/10                              330,000           392,700
                                                                                             ---------------
                                                                                                   2,531,181
                                                                                             ---------------

FINANCE -- 8.8%

BANKS -- 2.1%
American Express Centurion Bank 4.38% due 07/30/09                                  17,000            17,369
Bank of America Corp. 4.25% due 10/01/10                                            30,000            30,078
Bank of America Corp. 7.40% due 01/15/11                                           640,000           745,885
BankBoston Capital Trust 2.45% due 06/08/28(2)                                      31,000            29,870
BB&T Corp. 4.75% due 10/01/12                                                      295,000           295,956
China Development Bank 4.75% due 10/08/14(5)                                        32,000            31,066
Dresdner Funding Trust I 8.15% due 06/30/31*                                        33,000            39,883
European Investment Bank 4.00% due 03/15/05                                         25,000            25,239
Export Import Bank of Korea 4.50% due 08/12/09                                     104,000           105,261
First Maryland Capital II 2.54% due 02/01/27(2)                                     28,000            27,178
First Union Bancorp 7.50% due 04/15/35                                              20,000            24,936
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(13)         700,000           760,689

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
HBOS, PLC 6.00% due 11/01/33*                                                 $    305,000   $       312,594
Huntington National Bank 4.65% due 06/30/09                                        275,000           282,221
Key Bank NA 4.10% due 06/30/05                                                      33,000            33,447
Key Bank NA 7.00% due 02/01/11                                                      13,000            14,565
Keycorp 2.75% due 02/27/07                                                           4,000             3,960
MBNA America Bank 5.38% due 01/15/08                                               170,000           178,254
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                            200,000           206,346
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                         300,000           360,431
National City Bank 2.50% due 04/17/06                                                4,000             3,992
National City Corp. 7.20% due 05/15/05                                             170,000           175,032
NCNB Corp. 9.38% due 09/15/09                                                       48,000            59,417
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                            230,000           271,776
Popular North America, Inc. 3.88% due 10/01/08                                     220,000           219,876
RBS Capital Trust I 2.78% due 09/30/14(2)                                           17,000            17,119
Riggs Capital Trust 8.63% due 12/31/26                                              15,000            16,425
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09                               120,000           132,296
Scotland International Finance BV 7.70% due 08/15/10*                              300,000           352,072
U.S. Bancorp 7.50% due 06/01/26                                                    195,000           235,809
US Bank NA 3.70% due 08/01/07                                                       30,000            30,306
US Bank NA 3.90% due 08/15/08                                                        4,000             4,032
Washington Mutual Bank FA 5.50% due 01/15/13                                        33,000            34,195
Washington Mutual Bank FA 5.65% due 08/15/14                                         4,000             4,147
Wells Fargo & Co. 5.13% due 09/01/12                                                22,000            22,612
Wells Fargo & Co. 6.38% due 08/01/11                                               230,000           256,431
Western Financial Bank 9.63% due 05/15/12                                            5,000             5,650
World Savings Bank FSB 4.50% due 06/15/09                                           18,000            18,443

FINANCIAL SERVICES -- 4.8%
Alamosa Delaware, Inc. 11.00% due 07/31/10                                          10,000            11,325
American Express Co. 3.75% due 11/20/07                                              4,000             4,041
Arch Western Finance, LLC 6.75% due 07/01/13*                                        5,000             5,375
Aries Vermogensverwaltungs GmbH 9.60% due 10/25/14*                                250,000           280,625
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(13)               75,000            81,698
Athena Neurosciences Finance, LLC 7.25% due 02/21/08                               185,000           187,312
BCP Caylux Holdings Luxembourg SCA 9.63% due 06/15/14*                              15,000            16,200
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44%
   due 06/16/30(13)                                                                320,000           349,287
Boeing Capital Corp. 6.50% due 02/15/12                                            270,000           302,262
Bowater Canada Finance Corp. 7.95% due 11/15/11                                     25,000            26,397
Canadian Oil Sands, Ltd. 4.80% due 08/10/09*                                         4,000             4,057
CIT Group, Inc. 5.13% due 09/30/14                                                  23,000            22,972
CIT Group, Inc. 7.75% due 04/02/12                                                  15,000            17,752
Citicorp Capital I 7.93% due 02/15/27                                               25,000            27,641
Citigroup, Inc. 5.00% due 09/15/14*                                                230,187           230,473
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%
   due 04/01/12*                                                                    80,000            82,000
Credit National Interfinance BV 7.00% due 11/14/05                                 140,000           146,093
Credit Suisse First Boston USA, Inc. 5.50% due 08/15/13                            380,000           394,999
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24%
   due 06/20/29(13)                                                                 89,546            95,843
Downey Financial Corp. 6.50% due 07/01/14                                          262,000           274,375
Duke Capital, LLC 5.67% due 08/15/14                                                27,000            27,538
ERAC USA Finance Co. 8.00% due 01/15/11*                                           140,000           165,923
Farmers Exchange Capital 7.05% due 07/15/28*                                       370,000           375,988
Ford Motor Credit Co. 2.07% due 03/13/07(2)                                         22,000            21,601

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Ford Motor Credit Co. 7.38% due 02/01/11                                      $    650,000   $       706,883
Ford Motor Credit Co. 7.38% due 10/28/09                                            30,000            32,860
General Electric Capital Corp., Series MTNA 2.80% due 01/15/07                      35,000            34,785
General Electric Capital Corp., Series MTNA 4.75% due 09/15/14                      41,000            40,753
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                     310,000           340,581
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11                      37,000            40,800
General Motors Acceptance Corp. 4.50% due 07/15/06                                  33,000            33,517
General Motors Acceptance Corp. 6.88% due 09/15/11                                 450,000           472,060
General Motors Acceptance Corp. 8.38% due 07/15/33                                 635,000           674,225
Goldman Sachs Group, Inc. 6.13% due 02/15/33                                        38,000            38,168
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                       250,000           279,192
Household Finance Corp. 3.38% due 02/21/06                                           4,000             4,033
Household Finance Corp. 4.75% due 05/15/09                                          16,000            16,514
Household Finance Corp. 6.38% due 10/15/11                                         575,000           633,767
IPCS Escrow Co. 11.50% due 05/01/12*                                                75,000            78,750
J.P. Morgan Chase Capital XIII 2.88% due 09/30/34(2)                                26,000            25,738
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                         735,000           738,940
J.P. Morgan Chase & Co. 5.25% due 05/30/07                                          37,000            38,882
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                          33,000            37,040
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(13)             210,000           231,312
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                   19,000            21,252
MDP Acquisitions, PLC 9.63% due 10/01/12                                             5,000             5,650
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54%
   due 12/10/29(13)                                                                285,959           307,828
Morgan Stanley 3.88% due 01/15/09                                                    2,000             2,000
Morgan Stanley 4.75% due 04/01/14                                                  275,000           266,221
Morgan Stanley 5.80% due 04/01/07                                                  260,000           275,922
Morgan Stanley Capital I 7.11% due 04/15/33(13)                                    500,000           564,046
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2 6.54%
   due 07/15/30(13)                                                                300,000           326,570
Morgan Stanley Dean Witter Capital I, Series 1998-HF2, Class A2 6.48%
   due 11/15/30(13)                                                                100,000           109,052
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66%
   due 02/15/33(13)                                                                217,200           244,277
New ASAT Finance, Ltd. 9.25% due 02/01/11*                                          20,000            16,800
NiSource Finance Corp. 7.63% due 11/15/05                                            9,000             9,457
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(13)           700,000           766,959
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                  168,887           183,139
PNC Funding Corp. 5.75% due 08/01/06                                                32,000            33,526
Pricoa Global Funding I 4.35% due 06/15/08*                                          2,000             2,049
Principal Financial Group Australia PTY, Ltd. 8.20% due 08/15/09*                  240,000           281,451
Private Export Funding Corp. 6.62% due 10/01/05                                    220,000           229,184
Prudential Financial, Inc. 5.10% due 09/20/14                                      176,000           176,152
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                              37,000            38,641
SB Treasury Co., LLC 9.40% due 06/30/08*(3)                                        250,000           294,197
TIAA Global Markets, Inc. 4.13% due 11/15/07*                                        4,000             4,091
UCAR Finance, Inc. 10.25% due 02/15/12                                              10,000            11,450
UFJ Finance Aruba AEC 6.75% due 07/15/13                                           230,000           255,017
UGS Corp. 10.00% due 06/01/12*                                                       5,000             5,450
Vanguard Health Holding Co. II, LLC 9.00% due 10/01/14*                             15,000            15,075
Von Hoffman Corp. 10.25% due 03/15/09                                               10,000            11,100
Washington Mutual Finance Corp. 6.25% due 05/15/06                                  31,000            32,687

INSURANCE -- 1.9%
AAG Holding Co., Inc. 6.88% due 06/01/08                                           130,000           137,901
ACE Capital Trust II 9.70% due 04/01/30                                            240,000           330,012
ACE INA Holdings, Inc. 8.30% due 08/15/06                                          100,000           109,149

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Allstate Corp. 7.20% due 12/01/09                                             $     33,000   $        37,919
Allstate Financing II 7.83% due 12/01/45                                            44,000            48,962
American Financial Group, Inc. 7.13% due 04/15/09                                  185,000           202,668
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                      190,000           194,692
Anthem Insurance Co., Inc. 9.13% due 04/01/10*                                     220,000           272,196
Assurant, Inc. 5.63% due 02/15/14                                                   14,000            14,366
Cigna Corp. 6.38% due 01/15/06                                                     110,000           114,572
Dai-Ichi Mutual Life Insurance Co. 5.73% due 03/17/14*                             270,000           275,537
Equitable Cos., Inc. 7.00% due 04/01/28                                            110,000           126,042
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05                               50,000            51,189
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                              180,000           217,204
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                 50,000            45,500
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                          270,000           318,123
Jackson National Life Insurance Co. 8.15% due 03/15/27*                             40,000            49,433
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                   220,000           229,431
Marsh & McLennan Cos., Inc. 5.88% due 08/01/33                                     190,000           189,066
MONY Group, Inc. 7.45% due 12/15/05                                                135,000           141,198
Ohio Casualty Corp. 7.30% due 06/15/14                                              28,000            29,548
Protective Life Secured Trust 4.00% due 04/01/11                                   270,000           263,813
ReliaStar Financial Corp. 8.00% due 10/30/06                                       170,000           187,131
St. Paul Cos., Inc. 5.75% due 03/15/07                                             200,000           210,155
Torchmark Corp. 6.25% due 12/15/06                                                 130,000           138,753
Travelers Property Casualty Corp. 6.38% due 03/15/33                               110,000           112,702
Unitrin, Inc. 4.88% due 11/01/10                                                   195,000           193,610
W.R. Berkley Capital Trust 8.20% due 12/15/45                                      210,000           227,365
XL Capital Europe, PLC 6.50% due 01/15/12                                          150,000           164,676
XL Capital, Ltd. 5.25% due 09/15/14                                                 25,000            25,093
                                                                                             ---------------
                                                                                                  22,182,684
                                                                                             ---------------

HEALTHCARE -- 0.9%

DRUGS -- 0.3%
Merck & Co., Inc. 5.95% due 12/01/28                                                19,000            19,916
Omnicare, Inc., Series B 8.13% due 03/15/11                                          5,000             5,438
Pfizer, Inc. 2.50% due 03/15/07                                                     37,000            36,613
Schering-Plough Corp. 6.50% due 12/01/33                                           255,000           276,105
Schering-Plough Corp. 6.75% due 12/01/33                                            21,000            22,738
Valeant Pharmaceuticals International 7.00% due 12/15/11                             5,000             5,063
Wyeth 6.45% due 02/01/24                                                            33,000            33,843
Wyeth 6.95% due 03/15/11                                                           317,000           352,500

HEALTH SERVICES -- 0.5%
Anthem, Inc. 6.80% due 08/01/12                                                    240,000           270,528
Cardinal Health, Inc. 6.75% due 02/15/11                                            85,000            91,490
HCA, Inc. 6.95% due 05/01/12                                                        25,000            26,994
Humana, Inc. 7.25% due 08/01/06                                                    310,000           330,930
NDC Health Corp. 10.50% due 12/01/12                                                25,000            27,313
Radiologix, Inc., Series B 10.50% due 12/15/08                                      20,000            20,700
Tenet Healthcare Corp. 6.50% due 06/01/12                                           25,000            22,375
Triad Hospitals, Inc. 7.00% due 05/15/12                                            10,000            10,450
Triad Hospitals, Inc. 7.00% due 11/15/13                                            10,000            10,175
UnitedHealth Group, Inc. 7.50% due 11/15/05                                        260,000           273,802
WellPoint Health Networks, Inc. 6.38% due 01/15/12                                  95,000           104,859

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS -- 0.1%
Allegiance Corp. 7.00% due 10/15/26                                           $    220,000   $       222,716
AmerisourceBergen Corp. 8.13% due 09/01/08                                          20,000            22,200
Biovail Corp. 7.88% due 04/01/10                                                    20,000            20,400
Hanger Orthopedic Group, Inc. 10.38% due 02/15/09                                   15,000            13,800
MEDIQ/PRN Life Support Services, Inc.+(5)(9)(11)                                    15,000                 0
VWR International, Inc. 8.00% due 04/15/14*                                          5,000             5,287
                                                                                             ---------------
                                                                                                   2,226,235
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 1.0%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Argo Tech Corp. 9.25% due 06/01/11*                                                 10,000            10,725
Goodrich Corp. 6.45% due 12/15/07                                                   33,000            35,627
Goodrich Corp. 7.50% due 04/15/08                                                  130,000           145,282
K & F Industries, Inc., Series B 9.25% due 10/15/07                                  7,000             7,131
L-3 Communications Corp. 7.63% due 06/15/12                                         10,000            11,000
Northrop Grumman Corp. 4.08% due 11/16/06                                           36,000            36,572
Northrop Grumman Corp. 7.13% due 02/15/11                                           11,000            12,644
Raytheon Co. 4.85% due 01/15/11                                                     22,000            22,585
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                 258,425           278,301
Sequa Corp. 9.00% due 08/01/09                                                      10,000            11,000
Sequa Corp., Series B 8.88% due 04/01/08                                            10,000            10,850

BUSINESS SERVICES -- 0.5%
Advanstar Communications, Inc. 10.75% due 08/15/10                                   5,000             5,538
Advanstar Communications, Inc. 12.00% due 02/15/11                                   5,000             5,350
Allied Waste North America, Inc. 5.75% due 02/15/11                                 30,000            28,500
Allied Waste North America, Inc. 7.88% due 04/15/13                                 20,000            21,100
Allied Waste North America, Inc., Series B 8.50% due 12/01/08                       20,000            21,700
American Color Graphics, Inc. 10.00% due 06/15/10                                    5,000             3,850
Cornell Cos., Inc. 10.75% due 07/01/12*                                              5,000             5,025
Erac USA Finance Co. 8.25% due 05/01/05*                                            40,000            41,239
Hertz Corp. 4.70% due 10/02/06                                                       4,000             4,077
Hertz Corp. 6.35% due 06/15/10                                                      15,000            15,542
Hertz Corp. 6.90% due 08/15/14                                                      10,000            10,419
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                          300,000           305,853
Iron Mountain, Inc. 8.25% due 07/01/11                                              10,000            10,440
Koppers, Inc. 9.88% due 10/15/13                                                    10,000            11,050
Lamar Media Corp. 7.25% due 01/01/13                                                 5,000             5,375
Lazydays RV Center, Inc. 11.75% due 05/15/12*                                       20,000            21,000
Monsanto Co. 7.38% due 08/15/12                                                    280,000           327,835
PSA Corp., Ltd. 7.13% due 08/01/05*                                                160,000           165,509
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12                                  10,000            12,125
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12*                                 10,000            12,125
Rent-Way, Inc. 11.88% due 06/15/10                                                  25,000            27,250
United Rentals (North America), Inc. 6.50% due 02/15/12                             20,000            19,250
Waste Management, Inc. 7.00% due 07/15/28                                           33,000            36,520
Waste Management, Inc. 7.38% due 05/15/29                                           20,000            22,973
Xerox Corp. 6.88% due 08/15/11                                                      40,000            41,800
Xerox Corp. 7.63% due 06/15/13                                                      25,000            27,000
Xerox Corp. 9.75% due 01/15/09                                                       5,000             5,825

ELECTRICAL EQUIPMENT -- 0.0%
General Cable Corp. 9.50% due 11/15/10                                               5,000             5,550
WESCO Distribution, Inc., Series B 9.13% due 06/01/08                               20,000            20,625

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                            $     13,000   $        14,068
Blount, Inc. 8.88% due 08/01/12                                                      5,000             5,313
Case New Holland, Inc. 9.25% due 08/01/11*                                          20,000            22,400
Manitowoc Co., Inc. 10.50% due 08/01/12                                              5,000             5,762
Numatics, Inc., Series B 9.63% due 04/01/08                                         15,000            13,500
Polypore, Inc. 8.75% due 05/15/12*                                                  20,000            20,750

MULTI-INDUSTRY -- 0.2%
American Standard Cos., Inc. 7.63% due 02/15/10                                      5,000             5,662
Invensys, PLC 9.88% due 03/15/11*                                                   10,000            10,250
J.B. Poindexter & Co., Inc. 8.75% due 03/15/14*                                      5,000             5,288
SCG Holdings Corp. 0.01% due 08/04/11*                                              15,000            20,250
Tyco International Group SA 4.44% due 06/15/07*                                     30,000            30,657
Tyco International Group SA 6.13% due 01/15/09                                      15,000            16,308
Tyco International Group SA 6.38% due 02/15/06                                     170,000           177,723
Tyco International Group SA 6.38% due 10/15/11                                     134,000           148,193
Tyco International Group SA 6.75% due 02/15/11                                      30,000            33,753

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                               26,000            32,545
FedEx Corp. 6.72% due 01/15/22                                                     128,437           144,146
                                                                                             ---------------
                                                                                                   2,528,730
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 1.9%

BROADCASTING & MEDIA -- 1.0%
AOL Time Warner, Inc. 6.13% due 04/15/06                                            37,000            38,683
AOL Time Warner, Inc. 6.88% due 05/01/12                                           210,000           234,292
AOL Time Warner, Inc. 7.63% due 04/15/31                                           200,000           230,200
Cablevision Systems Corp. 8.00% due 04/15/12*                                      105,000           109,662
CanWest Media, Inc. 10.63% due 05/15/11                                              5,000             5,688
Chancellor Media Corp. 8.00% due 11/01/08                                          220,000           249,486
Charter Communications Holdings, LLC 8.63% due 04/01/09                             10,000             7,775
Charter Communications Holdings, LLC 9.92% due 04/01/11(1)                          25,000            19,250
Charter Communications Holdings, LLC 11.13% due 01/15/11                            80,000            64,800
Charter Communications Holdings, LLC 13.50% due 01/15/11(1)                         40,000            28,600
Clear Channel Communications, Inc. 5.75% due 01/15/13                               19,000            19,515
Clear Channel Communications, Inc. 6.00% due 11/01/06                               17,000            17,851
Coleman Cable, Inc. 9.88% due 10/01/12*                                             10,000            10,250
Comcast Cable Communications, Inc. 6.88% due 06/15/09                               35,000            38,901
Comcast Cable Communications, Inc. 8.50% due 05/01/27                               35,000            44,552
Cox Communications, Inc. 6.85% due 01/15/18                                         18,000            18,296
Cox Communications, Inc. 7.75% due 08/15/06                                         20,000            21,454
Cox Communications, Inc. 7.75% due 11/01/10                                        230,000           256,326
CSC Holdings, Inc., Series B 7.63% due 04/01/11                                     15,000            15,806
Dex Media East, LLC/Dex Media East Finance Co. 12.13% due 11/15/12                   5,000             6,225
Dex Media West, LLC/Dex Media Finance Co. 9.88% due 08/15/13                        19,000            22,325
Dex Media, Inc. 9.00% due 11/15/13(1)                                               25,000            18,312
Echostar DBS Corp. 6.38% due 10/01/11                                               20,000            20,250
Granite Broadcast Corp. 9.75% due 12/01/10                                           5,000             4,625
Houghton Mifflin Co. 9.88% due 02/01/13                                              5,000             5,250
Insight Communications Cos., Inc. 12.25% due 02/15/11(1)                            90,000            84,150
LBI Media, Inc. 11.00% due 10/15/13(1)                                              10,000             7,213
Liberty Group Operating, Inc. 9.38% due 02/01/08                                     5,000             5,038

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Liberty Media Corp. 3.38% due 09/17/06(2)                                     $     31,000   $        31,332
Liberty Media Corp. 7.75% due 07/15/09                                             230,000           255,222
LodgeNet Entertainment Corp. 9.50% due 06/15/13                                     10,000            10,900
Mediacom Broadband, LLC 11.00% due 07/15/13                                         20,000            21,300
News America Holdings, Inc. 7.75% due 12/01/45                                       2,000             2,370
News America, Inc. 7.63% due 11/30/28                                               37,000            43,243
PRIMEDIA, Inc. 8.88% due 05/15/11                                                    5,000             5,000
Quebecor Media, Inc. 11.13% due 07/15/11                                             5,000             5,775
Quebecor Media, Inc. 13.75% due 07/15/11(1)                                         20,000            19,300
Rogers Cable, Inc. 6.25% due 06/15/13                                               45,000            44,100
Shaw Communications, Inc. 8.25% due 04/11/10                                         5,000             5,650
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11                                    5,000             5,425
Telenet Group Holding NV 11.50% due 06/15/14*(1)                                   125,000            91,875
USA Interactive 7.00% due 01/15/13                                                 315,000           344,732
Vertis, Inc. 10.88% due 06/15/09                                                     5,000             5,375
Young Broadcasting, Inc. 10.00% due 03/01/11                                        25,000            25,750

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% due 03/01/12                                        20,000            22,075
Walt Disney Co. 5.38% due 06/01/07                                                 240,000           250,933
Warner Music Group 7.38% due 04/15/14*                                               5,000             5,162

LEISURE & TOURISM -- 0.8%
American Airlines, Inc., Series 01-1 6.82% due 05/23/11                            265,000           235,035
American Airlines, Inc., Series 2003-1 3.86% due 01/09/12                           59,835            59,012
American Airlines, Inc., Series 99-1 7.02% due 10/15/09                            120,000           117,921
AMF Bowling Worldwide, Inc. 10.00% due 03/01/10*                                     5,000             5,300
Atlas Air, Inc., Series 1999-1 B 7.63% due 01/02/15                                 70,730            50,192
Atlas Air, Inc., Series 2000-1 A 8.71% due 07/02/21                                 64,965            63,928
Aztar Corp. 9.00% due 08/15/11                                                       5,000             5,538
Bally Total Fitness Holding Corp. 10.50% due 07/15/11                               15,000            14,250
Bombardier Recreational Products, Inc. 8.38% due 12/15/13*                          20,000            21,050
Continental Airines, Inc. 9.56% due 09/01/19                                        30,824            30,644
Continental Airlines, Inc., Series 98-3 6.32% due 11/01/08                         300,000           292,462
Continental Airlines, Inc., Series 981A 6.65% due 09/15/17                          63,437            59,379
Continental Airlines, Inc., Series 991C 6.95% due 08/02/09                          17,691            13,462
Delta Air Lines, Inc. 7.90% due 12/15/09                                            30,000             8,400
Delta Air Lines, Inc. 10.00% due 08/15/08                                           10,000             3,000
Delta Air Lines, Inc., Series 00-1 7.57% due 11/18/10                               85,000            76,336
Delta Air Lines, Inc., Series 01-1 6.62% due 03/18/11                               68,624            62,420
El Pollo Loco, Inc. 9.25% due 12/15/09                                              10,000            10,300
Harrah's Operating Co., Inc. 5.50% due 07/01/10*                                   140,000           144,658
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                    260,000           301,794
Hilton Hotels Corp. 7.50% due 12/15/17                                              19,000            21,755
Icon, Ltd. 11.25% due 04/01/12                                                      15,000            16,050
Mandalay Resort Group 9.38% due 02/15/10                                            10,000            11,500
Mandalay Resort Group, Series B 10.25% due 08/01/07                                 10,000            11,350
MGM Mirage, Inc. 5.88% due 02/27/14                                                 50,000            48,125
MGM Mirage, Inc. 8.38% due 02/01/11                                                 25,000            27,594
MGM Mirage, Inc. 8.50% due 09/15/10                                                 40,000            45,450
Mortons Restaurant Group, Inc. 7.50% due 07/01/10                                    5,000             4,775
Northwest Airlines, Inc. 8.88% due 06/01/06                                          5,000             4,200
Northwest Airlines, Inc. 9.88% due 03/15/07                                         10,000             7,550

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
OED Corp. 8.75% due 04/15/12*                                                 $     10,000   $         9,250
Park Place Entertainment Corp. 7.00% due 04/15/13                                   60,000            66,750
Park Place Entertainment Corp. 8.13% due 05/15/11                                   10,000            11,550
River Rock Entertainment Authority 9.75% due 11/01/11                                5,000             5,263
Six Flags, Inc. 9.75% due 04/15/13                                                  15,000            14,175
Station Casinos, Inc. 6.00% due 04/01/12                                             5,000             5,125
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                 220,000           248,215
                                                                                             ---------------
                                                                                                   4,934,052
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 1.5%

COMPUTER SERVICES -- 0.0%
Computer Sciences Corp. 6.75% due 06/15/06                                           4,000             4,247

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
International Business Machines Corp. 6.22% due 08/01/27                            20,000            21,477

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 7.13% due 03/15/11                                           25,000            20,500
Amkor Technology, Inc. 9.25% due 02/15/08                                            5,000             4,650
L-3 Communications Corp., Series B 8.00% due 08/01/08                               10,000            10,300
Sanmina-SCI Corp. 10.38% due 01/15/10                                               20,000            22,875
Solectron Corp. 9.63% due 02/15/09                                                  20,000            22,150

TELECOMMUNICATIONS -- 1.4%
Alaska Communications Systems 9.88% due 08/15/11                                    10,000             9,650
American Cellular Corp. 10.00% due 08/01/11                                         80,000            64,800
American Tower Corp. 9.38% due 02/01/09                                              6,000             6,360
AT&T Broadband Corp. 8.38% due 03/15/13                                            380,000           460,176
AT&T Corp. 8.05% due 11/15/11                                                      190,000           212,562
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                    280,000           331,742
Avaya, Inc. 11.13% due 04/01/09                                                      6,000             6,915
Centennial Communications Corp. 8.13% due 02/01/14*                                  5,000             4,813
Centennial Communications Corp. 10.13% due 06/15/13                                 15,000            15,787
Citizens Communications Co. 9.00% due 08/15/31                                      18,000            18,383
Citizens Communications Co. 9.25% due 05/15/11                                      30,000            33,000
Compania de Telecomunicaciones de Chile SA 7.63% due 07/15/06                       70,000            74,524
Compania de Telecomunicaciones de Chile SA 8.38% due 01/01/06                       85,000            90,089
France Telecom SA 8.75% due 03/01/11                                               427,000           511,153
GCI, Inc. 7.25% due 02/15/14                                                        10,000             9,800
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10                        20,000            21,900
Koninklijke (Royal) KPN NV 7.50% due 10/01/05                                       22,000            23,042
Koninklijke (Royal) KPN NV 8.00% due 10/01/10                                       33,000            39,243
LCI International, Inc. 7.25% due 06/15/07                                         180,000           163,350
Lucent Technologies, Inc. 5.50% due 11/15/08                                         5,000             5,000
Nextel Communications, Inc. 6.88% due 10/31/13                                      25,000            26,000
Nextel Communications, Inc. 7.38% due 08/01/15                                      75,000            80,625
Nextel Communications, Inc. 9.50% due 02/01/11                                      20,000            22,700
Nextel Partners, Inc. 8.13% due 07/01/11                                            10,000            10,600
Nortel Networks, Ltd. 6.13% due 02/15/06                                             5,000             5,100
Qwest Communications International, Inc. 7.25% due 02/15/11*                        55,000            52,112
Rogers Cantel, Inc. 9.75% due 06/01/16                                              10,000            11,163
Rogers Wireless, Inc. 9.63% due 05/01/11                                            30,000            33,450
Rural Cellular Corp. 8.25% due 03/15/12*                                             5,000             5,087

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Rural Cellular Corp. 9.75% due 01/15/10                                       $     65,000   $        56,550
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                              50,000            55,487
Sprint Capital Corp. 6.13% due 11/15/08                                            129,000           139,240
Sprint Capital Corp. 6.88% due 11/15/28                                            100,000           104,889
Sprint Capital Corp. 7.63% due 01/30/11                                            150,000           173,300
TCI Communications, Inc. 8.75% due 08/01/15                                         23,000            28,669
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(4)(5)(9)(11)             20,000                 0
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                         350,000           368,307
Telefonica Europe BV 7.75% due 09/15/10                                            200,000           235,677
TELUS Corp. 7.50% due 06/01/07                                                      30,000            32,897
TELUS Corp. 8.00% due 06/01/11                                                      33,000            38,667
Time Warner Telecom Holdings, Inc. 9.25% due 02/15/14                               10,000             9,950
Time Warner Telecom, Inc. 10.13% due 02/01/11                                        5,000             4,800
Triton PCS, Inc. 8.75% due 11/15/11                                                 10,000             6,800
Western Wireless Corp. 9.25% due 07/15/13                                           10,000            10,200
                                                                                             ---------------
                                                                                                   3,720,758
                                                                                             ---------------

MATERIALS -- 1.3%

CHEMICALS -- 0.3%
Acetex Corp. 10.88% due 08/01/09                                                     5,000             5,500
Crompton Corp. 9.88% due 08/01/12*                                                   5,000             5,250
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11                   10,000            11,400
Ferro Corp. 9.13% due 01/01/09                                                     130,000           148,798
Huntsman, LLC 11.63% due 10/15/10                                                    5,000             5,788
du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10                                 4,000             4,036
IMC Global, Inc., Series B 10.88% due 06/01/08                                      20,000            24,250
IMC Global, Inc., Series B 11.25% due 06/01/11                                      10,000            11,800
Lubrizol Corp. 4.63% due 10/01/09                                                  125,000           125,023
Lubrizol Corp. 5.50% due 10/01/14                                                    5,000             4,966
Lubrizol Corp. 6.50% due 10/01/34                                                   21,000            20,486
Lyondell Chemical Co., Series A 9.63% due 05/01/07                                  10,000            10,887
Lyondell Chemical Co., Series B 9.88% due 05/01/07                                  10,000            10,563
Methanex Corp. 8.75% due 08/15/12                                                    5,000             5,750
Millennium America, Inc. 9.25% due 06/15/08                                          5,000             5,513
Nalco Co. 7.75% due 11/15/11                                                         5,000             5,300
Nalco Co. 8.88% due 11/15/13                                                        10,000            10,750
Omnova Solutions, Inc. 11.25% due 06/01/10                                          15,000            16,800
Pioneer Companies, Inc. 5.48% due 12/31/06(2)                                        1,038             1,017
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11                              215,000           253,485
Resolution Performance Products, LLC 13.50% due 11/15/10                            20,000            19,400
Rohm and Haas Co. 7.85% due 07/15/29                                                21,000            26,751
RPM International, Inc. 4.45% due 10/15/09*                                         16,000            15,908
Union Carbide Corp. 6.79% due 06/01/25                                               5,000             5,050
United Industries Corp., Series D 9.88% due 04/01/09                                10,000            10,450

FOREST PRODUCTS -- 0.5%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                       40,000            42,900
Ainsworth Lumber Co., Ltd. 7.25% due 10/01/12*                                       5,000             5,050
Boise Cascade Office Products Corp. 7.05% due 05/15/05                              30,000            30,788
Bowater, Inc. 6.50% due 06/15/13                                                     5,000             4,851
Celulosa Arauco Y Constitucion 5.13% due 07/09/13                                  105,000           104,669
Consumers International, Inc. 10.25% due 04/01/05+(4)(5)(9)(11)                     25,000                 2

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS (CONTINUED)
Georgia-Pacific Corp. 8.00% due 01/15/24                                      $     25,000   $        28,438
Georgia-Pacific Corp. 8.88% due 02/01/10                                            50,000            58,500
International Paper Co. 6.75% due 09/01/11                                         240,000           267,437
Longview Fibre Co. 10.00% due 01/15/09                                               5,000             5,450
Norske Skog Canada, Ltd. 7.38% due 03/01/14                                         20,000            20,900
Portola Packaging, Inc. 8.25% due 02/01/12                                          10,000             7,850
Stone Container Corp. 8.38% due 07/01/12                                            20,000            22,050
Stone Container Corp. 9.25% due 02/01/08                                             5,000             5,563
Stone Container Corp. 9.75% due 02/01/11                                            15,000            16,612
Tembec Industries, Inc. 8.63% due 06/30/09                                          20,000            20,500
Temple-Inland, Inc. 7.88% due 05/01/12                                             280,000           330,694
Weyerhaeuser Co. 5.50% due 03/15/05                                                 10,000            10,131
Weyerhaeuser Co. 5.95% due 11/01/08                                                120,000           129,117
Weyerhaeuser Co. 6.13% due 03/15/07                                                 31,000            32,999
Weyerhaeuser Co. 6.75% due 03/15/12                                                150,000           168,208

METALS & MINERALS -- 0.4%
AK Steel Corp. 7.88% due 02/15/09                                                   10,000             9,925
Alcan, Inc. 6.13% due 12/15/33                                                      37,000            38,412
Alcan, Inc. 6.45% due 03/15/11                                                     100,000           111,977
Alcoa, Inc. 6.75% due 01/15/28                                                      15,000            17,206
Anchor Glass Container Corp. 11.00% due 02/15/13                                     5,000             5,700
Crown Cork & Seal, Inc. 8.00% due 04/15/23                                          60,000            55,800
Crown European Holdings SA 10.88% due 03/01/13                                       5,000             5,813
Fasten Tech, Inc. 11.50% due 05/01/11*                                              10,000            11,250
Inco, Ltd. 7.20% due 09/15/32                                                      140,000           159,702
Ispat Inland ULC 9.75% due 04/01/14                                                  5,000             5,513
Neenah Corp. 11.00% due 09/30/10*                                                    5,000             5,463
Noranda, Inc. 6.00% due 10/15/15                                                    60,000            63,994
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13                             20,000            21,300
Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09                             25,000            27,187
Phelps Dodge Corp. 8.75% due 06/01/11                                              190,000           231,339
Steel Dynamics, Inc. 9.50% due 03/15/09                                              5,000             5,550
Timken Co. 5.75% due 02/15/10                                                      140,000           145,213
United States Steel, LLC 10.75% due 08/01/08                                        10,000            11,800

PLASTIC -- 0.1%
Graphic Packaging International, Inc. 8.50% due 08/15/11                             5,000             5,587
Sealed Air Corp. 5.38% due 04/15/08*                                               195,000           203,605
Sealed Air Corp. 5.63% due 07/15/13*                                                30,000            30,844
                                                                                             ---------------
                                                                                                   3,250,810
                                                                                             ---------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05              225,000           234,178
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue
  6.30% due 07/01/08                                                               100,000           109,602
                                                                                             ---------------
                                                                                                     343,780
                                                                                             ---------------

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.1%

FOREIGN GOVERNMENT -- 2.1%
Federal Republic of Germany 4.25% due 07/04/14                            EUR $  3,600,000   $     4,567,852
Quebec Province Canada 5.00% due 07/17/09                                           37,000            38,890
Quebec Province Canada 7.50% due 09/15/29                                           34,000            44,052
Republic of Italy 3.75% due 12/14/07                                                30,000            30,360
Republic of South Africa 6.50% due 06/02/14                                        145,000           154,787
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                   40,000            54,200
Republic of Uruguay 17.75% due 02/04/06(5)                                UYU    6,900,000           259,522
Russian Federation 7.50% due 03/31/30*(1)                                           18,000            17,325
United Mexican States 6.75% due 09/27/34                                            36,000            34,578
United Mexican States 7.50% due 04/08/33                                            21,000            22,071
                                                                                             ---------------
                                                                                                   5,223,637
                                                                                             ---------------

REAL ESTATE -- 0.6%

REAL ESTATE COMPANIES -- 0.2%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10                                   3,000             3,398
Champion Enterprises, Inc. 7.63% due 05/15/09                                       10,000             9,900
Liberty Property LP 7.25% due 03/15/11                                             145,000           165,134
Liberty Property LP 8.50% due 08/01/10                                             135,000           162,730
Susa Partnership LP 6.95% due 07/01/06                                              70,000            74,893

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                        310,000           356,319
CarrAmerica Realty Corp. 5.13% due 09/01/11                                         13,000            13,147
Health Care Property Investors, Inc. 6.00% due 03/01/15                            180,000           187,897
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                   185,000           216,203
Host Marriott LP, Series G 9.25% due 10/01/07                                        5,000             5,600
Host Marriott LP, Series I 9.50% due 01/15/07                                       25,000            27,687
Regency Centers LP 7.75% due 04/01/09                                               80,000            92,038
Spieker Properties LP 7.65% due 12/15/10                                           210,000           244,219
Vornado Realty LP 4.50% due 08/15/09                                                15,000            15,032
                                                                                             ---------------
                                                                                                   1,574,197
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 5.6%

U.S. GOVERNMENT AGENCIES -- 5.6%
Federal Home Loan Banks 1.88% due 06/15/06                                         105,000           103,628
Federal Home Loan Banks 5.25% due 08/15/06                                         105,000           109,644
Federal Home Loan Mtg. Corp. 2.00% due 02/23/06                                    150,000           148,828
Federal Home Loan Mtg. Corp. 2.50% due 12/04/06                                     60,000            59,493
Federal Home Loan Mtg. Corp. 2.63% due 09/17/07                                     80,000            78,805
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07                                    106,000           106,016
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14                                    105,000           104,481
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                    442,978           441,813
Federal Home Loan Mtg. Corp. 5.00% due 03/01/34                                    535,291           530,665
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                    109,579           108,632
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                    273,287           270,925
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                    149,689           151,927
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                    233,004           241,009
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                     37,463            39,690
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                     26,546            27,902
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                    145,000           166,795
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                     63,362            67,231
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                      1,436             1,548
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25                                      6,398             6,898
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                      4,782             5,288

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 3.25% due 06/28/06                               $    107,000   $       107,215
Federal National Mtg. Assoc. 4.56% due 01/01/15(5)                                 749,069           750,122
Federal National Mtg. Assoc. 5.00% due 12/01/17                                  1,187,277         1,209,592
Federal National Mtg. Assoc. 5.00% due 02/01/18                                    161,605           164,530
Federal National Mtg. Assoc. 5.00% due 03/01/18                                    297,561           302,947
Federal National Mtg. Assoc. 5.00% due 04/01/19                                    348,645           354,663
Federal National Mtg. Assoc. 5.00% due 05/01/19                                    980,509           997,435
Federal National Mtg. Assoc. 5.00% due 06/01/19                                    107,963           109,827
Federal National Mtg. Assoc. 5.50% due 08/01/17                                     73,784            76,424
Federal National Mtg. Assoc. 5.50% due 11/01/17                                     12,212            12,650
Federal National Mtg. Assoc. 5.50% due 02/01/18                                    689,452           714,123
Federal National Mtg. Assoc. 5.50% due 03/01/18                                    110,822           114,713
Federal National Mtg. Assoc. 5.50% due 07/01/19                                    144,836           149,871
Federal National Mtg. Assoc. 5.50% due 12/01/33                                    846,781           859,849
Federal National Mtg. Assoc. 5.50% due 06/01/34                                     89,453            90,749
Federal National Mtg. Assoc. 5.92% due 10/01/11                                    678,365           736,313
Federal National Mtg. Assoc. 5.94% due 11/01/11                                    727,387           790,438
Federal National Mtg. Assoc. 6.00% due 06/01/17                                     79,266            83,169
Federal National Mtg. Assoc. 6.00% due 05/01/34                                    163,225           169,081
Federal National Mtg. Assoc. 6.00% due 08/01/34                                    172,670           178,814
Federal National Mtg. Assoc. 6.00% due October TBA                                 220,000           227,494
Federal National Mtg. Assoc. 6.06% due 09/01/11                                    223,617           244,348
Federal National Mtg. Assoc. 6.18% due 07/01/08                                     18,438            19,796
Federal National Mtg. Assoc. 6.27% due 11/01/07                                     50,576            53,908
Federal National Mtg. Assoc. 6.34% due 01/01/08                                     17,535            18,759
Federal National Mtg. Assoc. 6.36% due 07/01/08                                    115,102           123,759
Federal National Mtg. Assoc. 6.43% due 01/01/08                                     18,356            19,696
Federal National Mtg. Assoc. 6.50% due 12/01/10                                      9,625            10,156
Federal National Mtg. Assoc. 6.50% due 06/01/17                                    612,740           649,091
Federal National Mtg. Assoc. 6.50% due 09/01/32(7)                                 292,988           307,540
Federal National Mtg. Assoc. 6.50% due 04/01/34                                    174,700           183,401
Federal National Mtg. Assoc. 6.59% due 08/01/11                                    291,119           324,129
Federal National Mtg. Assoc. 6.63% due 11/15/30                                    210,000           244,796
Federal National Mtg. Assoc. 6.80% due 01/01/07                                    113,970           120,627
Federal National Mtg. Assoc. 7.04% due 03/01/07                                     50,465            53,848
Government National Mtg. Assoc. 6.00% due 11/15/28                                 340,527           354,410
Government National Mtg. Assoc. 7.00% due 07/15/23                                     716               767
Government National Mtg. Assoc. 7.00% due 08/15/28                                  61,091            65,241
Government National Mtg. Assoc. 7.00% due 09/15/28                                  73,628            78,630
Government National Mtg. Assoc. 7.00% due 08/15/31                                  58,729            62,657
Government National Mtg. Assoc. 7.00% due 10/15/31                                  28,516            30,423
Government National Mtg. Assoc. 7.25% due 04/15/27                                  10,512            11,284
Government National Mtg. Assoc. 7.50% due 03/15/24                                   9,214             9,969
Government National Mtg. Assoc. 7.50% due 04/15/28                                 100,901           108,796
Government National Mtg. Assoc. 7.50% due 06/15/28                                   2,135             2,302
Government National Mtg. Assoc. 7.50% due 07/15/29                                  11,110            11,974
Government National Mtg. Assoc. 7.50% due 01/15/32                                  54,103            58,292
Government National Mtg. Assoc. 8.00% due 02/15/31                                  28,322            30,918
Government National Mtg. Assoc. 8.50% due 11/15/17                                   6,950             7,683
Government National Mtg. Assoc. 9.00% due 11/15/21                                   1,860             2,099
                                                                                             ---------------
                                                                                                  14,180,536
                                                                                             ---------------

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

GOVERNMENT OBLIGATIONS -- 9.5%

U.S. TREASURIES -- 9.5%
United States Treasury Bond Strip zero coupon due 11/15/21                    $  1,450,000   $       606,083
United States Treasury Bond Strip zero coupon due 11/15/27                       1,200,000           361,248
United States Treasury Bonds 5.25% due 02/15/29(7)                               1,100,000         1,145,161
United States Treasury Bonds 5.38% due 02/15/31                                    252,000           269,955
United States Treasury Bonds 5.50% due 08/15/28                                  1,000,000         1,074,961
United States Treasury Bonds 6.25% due 08/15/23(7)                                 560,000           653,931
United States Treasury Bonds 6.38% due 08/15/27                                  1,450,000         1,731,674
United States Treasury Bonds 6.88% due 08/15/25                                     65,000            81,598
United States Treasury Bonds 7.13% due 02/15/23                                    700,000           892,445
United States Treasury Bonds 7.50% due 11/15/16                                    200,000           257,023
United States Treasury Bonds 8.88% due 08/15/17                                    750,000         1,069,922
United States Treasury Bonds 8.88% due 02/15/19                                    450,000           650,004
United States Treasury Bonds 11.25% due 02/15/15                                   670,000         1,066,059
United States Treasury Notes 2.25% due 02/15/07                                      2,000             1,979
United States Treasury Notes 2.63% due 05/15/08                                     15,000            14,780
United States Treasury Notes 2.75% due 06/30/06                                      8,000             8,033
United States Treasury Notes 3.25% due 08/15/07                                  2,000,000         2,022,110
United States Treasury Notes 3.38% due 12/15/08                                    700,000           704,402
United States Treasury Notes 4.63% due 05/15/06                                    110,000           113,803
United States Treasury Notes 4.88% due 02/15/12                                     10,000            10,657
United States Treasury Notes 5.00% due 02/15/11                                    199,000           213,948
United States Treasury Notes 5.00% due 08/15/11                                      8,000             8,598
United States Treasury Notes 5.75% due 11/15/05(7)                               2,000,000         2,077,188
United States Treasury Notes 5.88% due 11/15/05                                  1,900,000         1,976,000
United States Treasury Notes 6.25% due 02/15/07(7)                                 900,000           972,633
United States Treasury Notes 6.50% due 02/15/10                                    750,000           860,566
United States Treasury Notes 6.50% due 10/15/06(7)                               2,690,000         2,896,059
United States Treasury Notes 7.00% due 07/15/06(7)                               2,240,000         2,414,299
                                                                                             ---------------
                                                                                                  24,155,119
                                                                                             ---------------

UTILITIES -- 2.0%

ELECTRIC UTILITIES -- 1.4%
AEP Texas North Co. 5.50% due 03/01/13                                             110,000           114,351
AES Corp. 7.75% due 03/01/14                                                        90,000            92,925
AES Corp. 8.75% due 05/15/13*                                                       10,000            11,275
AES Corp. 9.00% due 05/15/15*                                                       30,000            33,825
Alabama Power Co. 2.80% due 12/01/06                                                33,000            32,821
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                     125,000           131,046
Appalachian Power Co., Series G 3.60% due 05/15/08                                  21,000            20,862
Arizona Public Service Co. 5.80% due 06/30/14                                      260,000           274,032
Calpine Corp. 8.50% due 07/15/10*                                                   20,000            15,300
Centerpoint Energy, Inc. 5.88% due 06/01/08                                        240,000           250,541
CMS Energy Corp. 8.50% due 04/15/11                                                 25,000            27,250
Connecticut Light and Power 5.75% due 09/15/34                                      23,000            23,127
DPL, Inc. 6.88% due 09/01/11                                                         5,000             5,300
Duke Energy Corp. 4.20% due 10/01/08                                               260,000           262,663
Duke Energy Corp. 5.30% due 10/01/15                                                32,000            32,943
Edison Mission Energy 9.88% due 04/15/11                                            70,000            81,550
FirstEnergy Corp., Series B 6.45% due 11/15/11                                     230,000           250,900
FPL Group Capital, Inc. 3.25% due 04/11/06                                           4,000             4,025
Midwest Generation, LLC 8.75% due 05/01/34                                           5,000             5,450

                                                                               PRINCIPAL         VALUE
                                                                               AMOUNT(10)       (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Nevada Power Co. 9.00% due 08/15/13                                           $     20,000   $        23,000
NRG Energy, Inc. 8.00% due 12/15/13*                                                10,000            10,713
NSTAR 8.00% due 02/15/10                                                           130,000           153,703
Pacific Gas & Electric Co. 6.05% due 03/01/34                                       17,000            17,303
Pepco Holdings, Inc. 5.50% due 08/15/07                                            230,000           240,819
Pnpp II Funding Corp. 9.12% due 05/30/16                                            19,000            22,426
Progress Energy, Inc. 6.75% due 03/01/06                                            31,000            32,555
Progress Energy, Inc. 7.10% due 03/01/11                                           280,000           316,139
PSE&G Power, LLC 3.75% due 04/01/09                                                110,000           107,817
PSE&G Power, LLC 6.88% due 04/15/06                                                140,000           147,924
Reliant Energy, Inc. 9.50% due 07/15/13                                             25,000            27,156
Southern California Edison Co. 6.38% due 01/15/06                                  230,000           239,871
Southern California Edison Co. 8.00% due 02/15/07                                   14,000            15,496
Teco Energy, Inc. 7.20% due 05/01/11                                                10,000            10,650
Telecom Italia Capital SA 6.00% due 09/30/34*                                       38,000            37,117
TXU Energy Co. 7.00% due 03/15/13                                                  450,000           508,087
Virginia Electric and Power Co. 5.75% due 03/31/06                                  24,000            24,969

GAS & PIPELINE UTILITIES -- 0.3%
Aquila, Inc. 6.88% due 10/01/04                                                     70,000            70,000
Aquila, Inc. 9.95% due 02/01/11                                                      5,000             5,500
ARKLA, Inc. 8.90% due 12/15/06                                                      31,000            34,440
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05                           45,000            46,475
Dynegy Holdings, Inc. 8.75% due 02/15/12                                            50,000            52,000
El Paso Corp. 7.00% due 05/15/11                                                    65,000            62,725
El Paso Production Holding Co. 7.75% due 06/01/13                                   30,000            30,075
Energen Corp., Series MTN 7.63% due 12/15/10                                       200,000           233,743
Kinder Morgan Energy Partners LP 7.75% due 03/15/32                                 19,000            22,491
NGC Corp. Capital Trust 8.32% due 06/01/27                                          50,000            40,000
Premcor Refining Group, Inc. 7.75% due 02/01/12                                     10,000            10,900
SEMCO Energy, Inc. 7.75% due 05/15/13                                                5,000             5,388
Williams Cos., Inc. 7.13% due 09/01/11                                              20,000            21,950
Williams Cos., Inc. 7.88% due 09/01/21                                              25,000            27,750

TELEPHONE -- 0.3%
British Telecommunications, PLC 7.88% due 12/15/05                                   4,000             4,237
Deutsche Telekom International Finance BV 3.88% due 07/22/08                        70,000            70,280
Deutsche Telekom International Finance BV 8.50% due 06/24/10                       260,000           311,633
Deutsche Telekom International Finance BV 8.75% due 06/15/30                       196,000           253,345
GTE Corp. 7.90% due 02/01/27                                                        37,000            40,607
MCI, Inc. 5.91% due 05/01/07                                                         5,000             4,956
MCI, Inc. 6.69% due 05/01/09                                                        10,000             9,637
MCI, Inc. 7.74% due 05/01/14                                                         5,000             4,738
Pacific Bell 6.63% due 10/15/34                                                     39,000            39,657
Verizon New York, Inc. 7.38% due 04/01/32                                            4,000             4,451
Verizon Pennsylvania, Inc. 8.75% due 08/15/31                                       22,000            28,967
                                                                                             ---------------
                                                                                                   5,041,876
                                                                                             ---------------
TOTAL BONDS & NOTES (cost $92,788,851)                                                            95,760,113
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%+

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/08*(5)(11) (cost $55)                           20   $             0
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $218,251,672)                                                  237,285,159
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                               AMOUNT(10)
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 1.8%

CORPORATE SHORT-TERM NOTES -- 1.8%

Prudential Funding Corp. 1.80% due 10/01/04 (cost $4,600,000)                 $  4,600,000         4,600,000
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 4.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $297,005 and collateralized by $235,000 of United
   States Treasury Bonds, bearing interest at 7.25%, due
   08/15/22 and having an approximate value of $306,418 (7)                        297,000           297,000
State Street Bank & Trust Co. Joint Repurchase Agreement (6)(7)(8)               6,304,000         6,304,000
UBS Securities, LLC Joint Repurchase Agreement (6)(7)                            5,625,000         5,625,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $12,226,000)                                                    12,226,000
                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost $235,077,672)@                                               100.5%                     254,111,159
Liabilities in excess of other assets --                               (0.5)                      (1,278,759)
                                                                      -----                  ---------------
NET ASSETS --                                                         100.0%                 $   252,832,400
                                                                      =====                  ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of the securities. At September 30, 2004 the aggregate value of these securities was $7,325,063 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(3) Variable rate security -- the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(4)  Bond in default
(5)  Fair valued security; see Note 2
(6)  See Note 2 for details of Joint Repurchase Agreement.
(7) The security or a portion thereof represents collateral for open futures contracts.
(8)  The security or a portion thereof represents collateral for TBAs.
(9)  Company has filed Chapter 11 bankruptcy.
(10) Denominated in United States dollars unless otherwise indicated.
(11) Illiquid security
(12) Collateralized Mortgage Obligation
(13) Commercial Mortgage-Backed Security
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
EUR -- Euro Dollar
UYU -- Uruguay Peso

OPEN FUTURES CONTRACTS

                                                                              VALUE AS OF       UNREALIZED
NUMBER OF                                      EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                         DATE         TRADE DATE        2004         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
 5 Short      5-year interest rate swap (CBT)   December 2004  $  545,332     $   546,641       $    (1,309)
 4 Short      10-year interest rate swap (CBT)  December 2004     439,421         443,000            (3,579)
                                                                                                -----------
                                                                                                $    (4,888)
                                                                                                ===========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  APPRECIATION
-----------------------------------------------------------------------------------------------------------
USD        3,695,268              JPY     408,011,000                10/15/04              $         16,374
                                                                                           ================

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
EUR        6,729,000              USD       8,247,416                11/22/04              $       (118,198)
                                                                                           ----------------
Net Unrealized Appreciation (Depreciation)                                                 $       (101,824)
                                                                                           ================

----------
EUR -- Euro Dollar
JPY -- Japanese Yen
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Treasuries                                15.5%
Financial Services                             15.0%
U.S. Government Agencies                       10.7%
Banks                                           6.1%
Insurance                                       4.9%
Repurchase Agreements                           4.2%
Telecommunications                              3.6%
Foreign Government                              3.2%
Drugs                                           2.7%
Health Services                                 2.6%
Internet Content                                2.4%
Broadcasting & Media                            2.3%
Electric Utilities                              2.3%
Energy Sources                                  2.1%
Electronics                                     1.8%
Retail                                          1.8%
Energy Services                                 1.7%
Aerospace & Military Technology                 1.6%
Computer Software                               1.6%
Leisure & Tourism                               1.6%
Multi-Industry                                  1.6%
Food, Beverage & Tobacco                        1.3%
Medical Products                                1.3%
Computers & Business Equipment                  1.2%
Automotive                                      1.1%
Apparel & Textiles                              0.8%
Business Services                               0.8%
Forest Products                                 0.8%
Telephone                                       0.8%
Metals & Minerals                               0.7%
Real Estate Investment Trusts                   0.7%
Chemicals                                       0.6%
Housing & Household Durables                    0.6%
Gas & Pipeline Utilities                        0.5%
Household & Personal Products                   0.4%
Communication Equipment                         0.3%
Computer Services                               0.3%
Entertainment Products                          0.3%
Municipal Bonds                                 0.2%
Real Estate Companies                           0.2%
Education                                       0.1%
Plastic                                         0.1%
Transportation                                  0.1%
Information Technology                          0.0%
Machinery                                       0.0%
                                              -----
                                              102.5%
                                              =====

CREDIT QUALITY+#

Government/Agency/Treasury                     38.8%
AAA                                            16.0%
AA                                              0.8%
A                                              12.2%
BBB                                            23.2%
BB                                              3.4%
B                                               2.9%
CCC                                             1.1%
Not rated@                                      1.6%
                                              -----
                                              100.0%
                                              =====

*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 30.1%

CONSUMER DISCRETIONARY -- 2.8%

APPAREL & TEXTILES -- 0.8%
Nike, Inc., Class B                                                                 22,985   $     1,811,218

AUTOMOTIVE -- 0.2%
Advanced Auto Parts, Inc.+                                                          15,825           544,380

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Pulte Homes, Inc.                                                                    5,500           337,535

RETAIL -- 1.6%
Home Depot, Inc.                                                                     9,500           372,400
Kohl's Corp.+                                                                       34,280         1,651,953
Limited Brands                                                                      21,000           468,090
Masco Corp.                                                                          9,500           328,035
Wal-Mart Stores, Inc.                                                               10,600           563,920
Williams-Sonoma, Inc.+                                                               6,000           225,300
                                                                                             ---------------
                                                                                                   6,302,831
                                                                                             ---------------

CONSUMER STAPLES -- 0.7%

FOOD, BEVERAGE & TOBACCO -- 0.4%
Altria Group, Inc.                                                                   9,200           432,768
PepsiCo, Inc.                                                                        8,500           413,525

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Estee Lauder Cos., Inc., Class A                                                     9,600           401,280
Procter & Gamble Co.                                                                 5,600           303,072
                                                                                             ---------------
                                                                                                   1,550,645
                                                                                             ---------------

ENERGY -- 2.2%

ENERGY SERVICES -- 0.8%
Baker Hughes, Inc.                                                                   7,000           306,040
BJ Services Co.                                                                     15,585           816,810
Suncor Energy, Inc.                                                                 17,800           569,778
Texas Petrochemicals, Inc.+                                                          1,151            11,078

ENERGY SOURCES -- 1.4%
ChevronTexaco Corp.                                                                  6,000           321,840
EOG Resources, Inc.                                                                  3,900           256,815
Exxon Mobil Corp.                                                                   19,300           932,769
Marathon Oil Corp.                                                                   8,000           330,240
Murphy Oil Corp.                                                                     9,755           846,442
Transocean, Inc.+                                                                    8,000           286,240
XTO Energy, Inc.                                                                     7,000           227,360
                                                                                             ---------------
                                                                                                   4,905,412
                                                                                             ---------------

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 6.8%

BANKS -- 2.6%
Bank of America Corp.                                                               59,730   $     2,588,101
Comerica, Inc.                                                                       6,500           385,775
J.P. Morgan Chase & Co.                                                             12,300           488,679
U.S. Bancorp                                                                        15,000           433,500
Wells Fargo & Co.                                                                   31,470         1,876,556

FINANCIAL SERVICES -- 2.0%
American Express Co.                                                                11,900           612,374
Capital One Financial Corp.                                                          7,000           517,300
Citigroup, Inc.                                                                      9,133           402,948
Countrywide Credit Industries, Inc.                                                  6,000           236,340
Goldman Sachs Group, Inc.                                                           18,960         1,767,830
Mellon Financial Corp.                                                               9,400           260,286
Morgan Stanley                                                                       8,250           406,725
SLM Corp.                                                                            8,755           390,473

INSURANCE -- 2.2%
Aetna, Inc.                                                                         23,110         2,309,382
Allstate Corp.                                                                      18,760           900,293
Berkshire Hathaway, Inc., Class B+                                                     639         1,834,569
                                                                                             ---------------
                                                                                                  15,411,131
                                                                                             ---------------

HEALTHCARE -- 5.2%

DRUGS -- 2.2%
Abbott Laboratories                                                                  6,000           254,160
Amgen, Inc.+                                                                         6,000           340,080
Forest Laboratories, Inc.+                                                          12,545           564,274
Genentech, Inc.+                                                                    54,420         2,852,696
Invitrogen Corp.+                                                                    7,317           402,362
Pfizer, Inc.                                                                        20,080           614,448

HEALTH SERVICES -- 1.9%
Anthem, Inc.+                                                                        7,295           636,489
UnitedHealth Group, Inc.                                                            48,220         3,555,743

MEDICAL PRODUCTS -- 1.1%
Becton Dickinson & Co.                                                               9,000           465,300
Guidant Corp.                                                                        5,550           366,522
Johnson & Johnson                                                                    8,600           484,438
Medtronic, Inc.                                                                      6,000           311,400
St. Jude Medical, Inc.+                                                              5,900           444,093
Stryker Corp.                                                                        7,000           336,560
                                                                                             ---------------
                                                                                                  11,628,565
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 2.7%

AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Boeing Co.                                                                           6,400           330,368
General Dynamics Corp.                                                               5,000           510,500
Lockheed Martin Corp.                                                                8,830           492,537
Northrop Grumman Corp.                                                              11,985           639,160
United Technologies Corp.                                                            6,900           644,322

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 1.3%
3M Co.                                                                               5,100   $       407,847
Danaher Corp.                                                                        7,000           358,960
General Electric Co.                                                                32,500         1,091,350
Honeywell International, Inc.                                                       17,000           609,620
Tyco International, Ltd.                                                            14,500           444,570

TRANSPORTATION -- 0.2%
United Parcel Service, Inc., Class B                                                 7,500           569,400
                                                                                             ---------------
                                                                                                   6,098,634
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 0.9%

BROADCASTING & MEDIA -- 0.5%
AOL Time Warner, Inc.+                                                              28,000           451,920
McGraw-Hill Cos., Inc.                                                               5,000           398,450
Omnicom Group, Inc.                                                                  2,000           146,120

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology                                                       10,000           359,500
Walt Disney Co.                                                                      6,203           139,878

LEISURE & TOURISM -- 0.2%
Carnival Corp.                                                                       7,500           354,675
Outback Steakhouse, Inc.                                                             3,745           155,530
                                                                                             ---------------
                                                                                                   2,006,073
                                                                                             ---------------
INFORMATION TECHNOLOGY -- 8.7%

COMMUNICATION EQUIPMENT -- 0.3%
QUALCOMM, Inc.                                                                      18,000           702,720

COMPUTER SERVICES -- 0.3%
Symantec Corp.+                                                                     12,315           675,847

COMPUTER SOFTWARE -- 1.6%
Adobe Systems, Inc.                                                                  8,000           395,760
Electronic Arts, Inc.+                                                              48,960         2,251,671
Microsoft Corp.                                                                     35,900           992,635

COMPUTERS & BUSINESS EQUIPMENT -- 1.2%
Apple Computer, Inc.+                                                               46,155         1,788,506
Dell, Inc.+                                                                          7,900           281,240
International Business Machines Corp.                                                6,600           565,884

ELECTRONICS -- 1.7%
Applied Materials, Inc.+                                                            22,000           362,780
Energizer Holdings, Inc.+                                                           16,095           741,980
Intel Corp.                                                                         16,900           339,014
Samsung Electronics Co., Ltd. GDR+*                                                  5,508         1,090,584
Texas Instruments, Inc.                                                             58,955         1,254,562

INTERNET CONTENT -- 2.4%
Amazon.com, Inc.+                                                                   17,410           711,373
eBay, Inc.+                                                                         31,875         2,930,587
Yahoo!, Inc.+                                                                       53,550         1,815,881

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 1.2%
Cisco Systems, Inc.+                                                                19,400   $       351,140
EchoStar Communications Corp., Class A+                                                895            27,852
Motorola, Inc.                                                                      19,200           346,368
Nextel Communications, Inc., Class A+                                               61,250         1,460,200
Verizon Communications, Inc.                                                        15,500           610,390
                                                                                             ---------------
                                                                                                  19,696,974
                                                                                             ---------------

MATERIALS -- 0.1%

CHEMICALS -- 0.1%
Dow Chemical Co.                                                                     7,000           316,260
Pioneer Companies, Inc.+                                                               212             3,180
                                                                                             ---------------
                                                                                                     319,440
                                                                                             ---------------
TOTAL COMMON STOCK (cost $56,757,703)                                                             67,919,705
                                                                                             ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C+(4)(9) (cost $0)                                         360                18
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                               AMOUNT(10)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.3%

FINANCE -- 4.3%

FINANCIAL SERVICES -- 4.3%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*                    $    120,000           121,984
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                       440,000           439,547
Capital One Auto Finance Trust 3.18% due 09/15/10                                  885,000           883,420
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11         475,000           476,548
Capital One Prime Auto Receivable Trust 2.88% due 06/15/10                         885,000           880,134
Citibank Credit Card Issuance Trust 2.90% due 05/17/10                             885,000           866,989
Citibank Credit Card Issuance Trust 3.20% due 08/24/09                             210,000           208,917
Fleet Credit Card Master Trust II 2.40% due 07/15/08                               885,000           882,505
Harley Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12              320,000           321,146
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                    200,000           199,160
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09           585,000           577,667
Onyx Acceptance Owner Trust 2.94% due 11/15/08                                     565,000           565,011
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                  210,000           235,751
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                 218,000           235,723
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05%
  due 07/25/16                                                                     468,000           462,230
USAA Auto Owner Trust 2.67% due 10/15/10                                           885,000           874,683
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                     960,000           967,187
World Omni Auto Receivables Trust, Series 2004-A A4 3.96% due 07/12/11             500,000           506,328
                                                                                             ---------------
                                                                                                   9,704,930
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(12)            $     13,099   $        13,280
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(12)                 17,566            17,961
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% due 11/15/22(12)                   1,588             1,587
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% due 11/15/22(12)                  5,646             5,641
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(12)                 60,000            64,829
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(12)               7,425             7,673
                                                                                             ---------------
                                                                                                     110,971
                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $9,855,975)                                                    9,815,901
                                                                                             ---------------

BONDS & NOTES -- 62.6%

CONSUMER DISCRETIONARY -- 1.5%

APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 7.00% due 11/01/06                                               15,000            15,000

AUTOMOTIVE -- 0.9%
Accuride Corp., Series B 9.25% due 02/01/08                                         20,000            20,450
Advanced Accessory Holdings Corp. 13.25% due 12/15/11(1)                            20,000             8,000
Arvinmeritor, Inc. 8.75% due 03/01/12                                               15,000            16,613
DaimlerChrysler NA Holding Corp. 6.40% due 05/15/06                                180,000           189,408
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                585,000           634,731
Dana Corp. 9.00% due 08/15/11                                                       25,000            30,187
Dura Operating Corp., Series B 8.63% due 04/15/12                                    5,000             4,950
Dura Operating Corp., Series D 9.00% due 05/01/09                                   10,000             8,900
Ford Motor Co. 7.45% due 07/16/31                                                  881,000           863,847
General Motors Corp. 7.20% due 01/15/11                                             92,000            97,434
General Motors Corp. 8.25% due 07/15/23                                             29,000            30,505
Navistar International Corp. 7.50% due 06/15/11                                     10,000            10,675
Navistar International Corp., Series B 9.38% due 06/01/06                            5,000             5,363
RJ Tower Corp. 12.00% due 06/01/13                                                  10,000             7,900
Stanadyne Corp. 10.00% due 08/15/14*                                                10,000            10,400
Tenneco Automotive, Inc. 10.25% due 07/15/13                                        10,000            11,400
Tenneco Automotive, Inc., Series B 11.63% due 10/15/09                               5,000             5,275
TRW Automotive, Inc. 11.00% due 02/15/13                                            18,000            21,420
Visteon Corp. 7.00% due 03/10/14                                                    20,000            19,000
Visteon Corp. 8.25% due 08/01/10                                                    15,000            15,787

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Beazer Homes USA, Inc. 8.63% due 05/15/11                                           20,000            22,050
Centex Corp. 7.50% due 01/15/12                                                     90,000           103,845
Centex Corp. 7.88% due 02/01/11                                                    220,000           256,481
Champion Home Builders Co. 11.25% due 04/15/07                                       5,000             5,450
D.R. Horton, Inc. 9.75% due 09/15/10                                                25,000            30,187
KB Home 9.50% due 02/15/11                                                          35,000            38,937
Lennar Corp. 7.63% due 03/01/09                                                     80,000            90,602
Pulte Homes, Inc. 8.13% due 03/01/11                                               185,000           217,122
Standard Pacific Corp. 6.25% due 04/01/14                                           15,000            14,888
Standard Pacific Corp. 9.50% due 09/15/10                                           10,000            10,950
Technical Olympic USA, Inc. 7.50% due 03/15/11                                      10,000            10,175

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL-- 0.2%
Adesa, Inc. 7.63% due 06/15/12                                                $     15,000   $        15,450
Jean Coutu Group, Inc. 8.50% due 08/01/14*                                          50,000            49,625
Jostens IH Corp. 7.63% due 10/01/12*                                                 5,000             5,025
May Department Stores Co. 3.95% due 07/15/07*                                       68,000            68,530
Real Mex Restaurants, Inc. 10.00% due 04/01/10*                                     10,000            10,150
Rite Aid Corp. 8.13% due 05/01/10                                                   30,000            31,500
Saks, Inc. 7.00% due 12/01/13                                                       70,000            71,400
Staples, Inc. 7.38% due 10/01/12                                                   165,000           191,138
Wal-Mart Stores, Inc. 6.88% due 08/10/09                                            92,000           104,338
                                                                                             ---------------
                                                                                                   3,375,088
                                                                                             ---------------

CONSUMER STAPLES -- 1.0%

FOOD, BEVERAGE & TOBACCO -- 0.9%
Altria Group, Inc. 7.00% due 11/04/13                                              200,000           208,673
American Rock Salt Co., LLC 9.50% due 03/15/14*                                     10,000            10,350
Anheuser-Busch Cos., Inc. 5.95% due 01/15/33                                        90,000            94,965
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                      62,000            81,848
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                 245,000           276,850
ConAgra Foods, Inc. 6.75% due 09/15/11                                             260,000           292,534
DIMON, Inc. 9.63% due 10/15/11                                                       5,000             5,275
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11                           25,000            19,125
Kraft Foods, Inc. 5.63% due 11/01/11                                               100,000           105,625
Kraft Foods, Inc. 6.25% due 06/01/12                                               200,000           218,505
Pepsico, Inc. 3.20% due 05/15/07                                                    80,000            80,335
Philip Morris Cos., Inc. 6.38% due 02/01/06                                        140,000           144,653
Standard Commercial Corp. 8.00% due 04/15/12*                                       20,000            20,400
Tyson Foods, Inc. 8.25% due 10/01/11                                               270,000           319,987
Unilever Capital Corp. 5.90% due 11/15/32                                           90,000            93,261
Winn-Dixie Stores, Inc. 8.88% due 04/01/08                                          20,000            16,300

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Fortune Brands, Inc. 7.13% due 11/01/04*                                           240,000           240,849
JohnsonDiversey, Inc., Series B 9.63% due 05/15/12                                   5,000             5,600
Playtex Products, Inc. 8.00% due 03/01/11                                           10,000            10,600
Playtex Products, Inc. 9.38% due 06/01/11                                           10,000            10,250
Procter & Gamble Co. 5.80% due 08/15/34                                             50,000            52,258
                                                                                             ---------------
                                                                                                   2,308,243
                                                                                             ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                           170,000           214,466
                                                                                             ---------------

ENERGY -- 1.6%

ENERGY SERVICES -- 0.9%
Chesapeake Energy Corp. 6.88% due 01/15/16                                          10,000            10,450
Chesapeake Energy Corp. 7.50% due 09/15/13                                           5,000             5,475
Enterprise Products Operating LP 4.63% due 10/15/09*                               240,000           241,993
Enterprise Products Operating LP 6.65% due 10/15/34*                               185,000           185,473
Exco Resources, Inc. 7.25% due 01/15/11                                              5,000             5,300

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Forest Oil Corp. 8.00% due 12/15/11*                                          $     20,000   $        22,450
Gaz Capital SA 8.63% due 04/28/34*                                                 170,000           180,625
Halliburton Co. 5.50% due 10/15/10                                                 225,000           235,706
Halliburton Co. 8.75% due 02/15/21                                                 140,000           177,368
Motiva Enterprises, LLC 5.20% due 09/15/12*                                        265,000           273,799
Newfield Exploration Co. 6.63% due 09/01/14*                                        10,000            10,425
PacifiCorp, Series MBIA 6.38% due 05/15/08                                         250,000           275,131
Parker Drilling Co. 9.63% due 10/01/13                                              10,000            11,150
Petroleum Geo-Services 10.00% due 11/05/10                                          20,000            22,650
Plains Exploration & Production Co. 7.13% due 06/15/14*                              5,000             5,363
Premcor Refining Group, Inc. 6.13% due 05/01/11                                    200,000           207,000
Premcor Refining Group, Inc. 6.75% due 05/01/14                                      5,000             5,175
Pride International, Inc. 7.38% due 07/15/14*                                        5,000             5,550
Southern California Public Power Authority Project 6.93% due 05/15/17              125,000           146,971
Westar Energy, Inc. 9.75% due 05/01/07                                               7,000             7,975
Western Resources, Inc. 7.13% due 08/01/09                                          10,000            11,048
Whiting Petroleum Corp. 7.25% due 05/01/12                                           5,000             5,050

ENERGY SOURCES -- 0.7%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                  170,000           221,872
Amerada Hess Corp. 6.65% due 08/15/11                                               78,000            86,120
Calpine Canada Energy Finance ULC 8.50% due 05/01/08                               200,000           138,000
Chesapeake Energy Corp. 7.75% due 01/15/15                                         155,000           168,950
Conoco, Inc. 6.95% due 04/15/29                                                     90,000           103,843
Consol Energy, Inc. 7.88% due 03/01/12                                              10,000            11,150
Devon Energy Corp. 2.75% due 08/01/06                                               59,000            58,600
Encore Acquisition Co. 8.38% due 06/15/12                                            5,000             5,575
Energy Corp. of America, Series A 9.50% due 05/15/07                                56,000            53,760
Giant Industries, Inc. 11.00% due 05/15/12                                          10,000            11,450
Husky Oil, Ltd. 7.55% due 11/15/16                                                 160,000           190,136
Magnum Hunter Resources, Inc. 9.60% due 03/15/12                                     5,000             5,650
Peabody Energy Corp., Series B 6.88% due 03/15/13                                   10,000            10,800
Pemex Project Funding Master Trust 8.63% due 03/22/05                               50,000            56,850
Pemex Project Funding Master Trust 9.13% due 10/13/10                              440,000           523,600
                                                                                             ---------------
                                                                                                   3,698,483
                                                                                             ---------------

FINANCE -- 13.6%

BANKS -- 3.5%
American Express Centurion Bank 4.38% due 07/30/09                                  41,000            41,891
Bank of America Corp. 4.25% due 10/01/10                                            60,000            60,156
Bank of America Corp. 7.40% due 01/15/11                                           840,000           978,974
BankBoston Capital Trust 2.45% due 06/08/28(2)                                      73,000            70,339
BB&T Corp. 4.75% due 10/01/12                                                      365,000           366,183
Chevy Chase Bank FSB 6.88% due 12/01/13                                              5,000             5,050
China Development Bank 4.75% due 10/08/14(5)                                        74,000            71,839
Dresdner Funding Trust I 8.15% due 06/30/31*                                        76,000            91,851
Emigrant Capital Trust 4.43% due 12/10/33*(2)                                      116,000           115,009
European Investment Bank 4.00% due 03/15/05                                         59,000            59,564
Export Import Bank of Korea 4.13% due 02/10/09*                                    115,000           114,972
Export Import Bank of Korea 4.50% due 08/12/09                                     104,000           105,261
First Maryland Capital II 2.54% due 02/01/27(2)                                     64,000            62,121
First Union Bancorp 7.50% due 04/15/35                                              46,000            57,354

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(13)    $  1,000,000   $     1,086,699
HBOS, PLC 6.00% due 11/01/33*                                                      450,000           461,204
Huntington National Bank 4.65% due 06/30/09                                        374,000           383,820
Key Bank NA 4.10% due 06/30/05                                                      78,000            79,058
Key Bank NA 7.00% due 02/01/11                                                      29,000            32,491
Keycorp 2.75% due 02/27/07                                                          14,000            13,862
MBNA America Bank 5.38% due 01/15/08                                               320,000           335,537
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                            330,000           340,471
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                         380,000           456,546
National City Bank 2.50% due 04/17/06                                               14,000            13,970
National City Corp. 7.20% due 05/15/05                                             200,000           205,921
NCNB Corp. 9.38% due 09/15/09                                                       68,000            84,174
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                            310,000           366,307
Popular North America, Inc. 3.88% due 10/01/08                                     290,000           289,837
RBS Capital Trust I 2.78% due 09/30/14(2)                                           38,000            38,265
Riggs Capital Trust 8.63% due 12/31/26                                              20,000            21,900
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09                               330,000           363,814
Scotland International Finance BV 7.70% due 08/15/10*                              300,000           352,072
U.S. Bancorp 7.50% due 06/01/26                                                    210,000           253,948
US Bank NA 3.70% due 08/01/07                                                       68,000            68,694
US Bank NA 3.90% due 08/15/08                                                       14,000            14,111
Washington Mutual Bank FA 5.50% due 01/15/13                                        78,000            80,825
Washington Mutual Bank FA 5.65% due 08/15/14                                        12,000            12,439
Wells Fargo & Co. 5.13% due 09/01/12                                                56,000            57,558
Wells Fargo & Co. 6.38% due 08/01/11                                               300,000           334,475
Western Financial Bank 9.63% due 05/15/12                                           10,000            11,300
World Savings Bank FSB 4.50% due 06/15/09                                           41,000            42,008

FINANCIAL SERVICES -- 7.4%
Alamosa Delaware, Inc. 11.00% due 07/31/10                                          20,000            22,650
American Express Co. 3.75% due 11/20/07                                             14,000            14,144
Arch Western Finance, LLC 1.00% due 07/01/13*                                       10,000            10,750
Aries Vermogensverwaltungs GmbH 9.60% due 10/25/14*                                250,000           280,625
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(13)               80,000            87,145
Athena Neurosciences Finance, LLC 7.25% due 02/21/08                               245,000           248,062
BCP Caylux Holdings Luxembourg SCA 9.63% due 06/15/14*                              25,000            27,000
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44%
  due 06/16/30(13)                                                                 500,000           545,762
Boeing Capital Corp. 6.50% due 02/15/12                                            360,000           403,016
Borden US Finance Corp. 9.00% due 07/15/14*                                          5,000             5,250
Bowater Canada Finance Corp. 7.95% due 11/15/11                                     30,000            31,676
Canadian Oil Sands, Ltd. 4.80% due 08/10/09*                                         9,000             9,128
CIT Group, Inc. 5.13% due 09/30/14                                                  53,000            52,937
CIT Group, Inc. 7.75% due 04/02/12                                                  34,000            40,237
Citicorp Capital I 7.93% due 02/15/27                                               57,000            63,020
Citigroup, Inc. 5.00% due 09/15/14*                                                335,248           335,665
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%
  due 04/01/12*                                                                    180,000           184,500
Credit National Interfinance BV 7.00% due 11/14/05                                 130,000           135,657
Credit Suisse First Boston USA, Inc. 5.50% due 08/15/13                            510,000           530,131
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24%
  due 06/20/29(13)                                                                  98,500           105,427
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(13)             296,919           319,579
Downey Financial Corp. 6.50% due 07/01/14                                           43,000            45,031
Duke Capital, LLC 5.67% due 08/15/14                                                62,000            63,236

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
ERAC USA Finance Co. 8.00% due 01/15/11*                                      $    130,000   $       154,071
Farmers Exchange Capital 7.05% due 07/15/28*                                       480,000           487,769
Ford Motor Credit Co. 2.07% due 03/13/07(2)                                         51,000            50,077
Ford Motor Credit Co. 7.38% due 10/28/09                                            75,000            82,150
Ford Motor Credit Co. 7.38% due 02/01/11                                           730,000           793,884
Ford Motor Credit Co. 7.88% due 06/15/10                                           110,000           122,689
General Electric Capital Corp., Series MTNA 2.80% due 01/15/07                      87,000            86,466
General Electric Capital Corp., Series MTNA 4.75% due 09/15/14                      97,000            96,416
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                     410,000           450,446
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11                      92,000           101,447
General Motors Acceptance Corp. 4.50% due 07/15/06                                  78,000            79,222
General Motors Acceptance Corp. 6.88% due 09/15/11                                 590,000           618,923
General Motors Acceptance Corp. 8.38% due 07/15/33                                 860,000           913,124
Goldman Sachs Group, Inc. 6.13% due 02/15/33                                        88,000            88,390
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                       500,000           558,383
Household Finance Corp. 3.38% due 02/21/06                                          14,000            14,116
Household Finance Corp. 4.75% due 05/15/09                                          39,000            40,252
Household Finance Corp. 6.38% due 10/15/11                                         780,000           859,719
IPCS Escrow Co. 11.50% due 05/01/12*                                               175,000           183,750
J.P. Morgan Chase Capital XIII 2.88% due 09/30/34(2)                                61,000            60,385
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                         985,000           990,281
J.P. Morgan Chase & Co. 5.25% due 05/30/07                                          92,000            96,679
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                          78,000            87,550
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                   46,000            51,451
MDP Acquisitions, PLC 9.63% due 10/01/12                                             5,000             5,650
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54%
  due 12/10/29(13)                                                                 190,640           205,218
Morgan Stanley 3.88% due 01/15/09                                                    5,000             5,001
Morgan Stanley 4.75% due 04/01/14                                                  439,000           424,985
Morgan Stanley 5.80% due 04/01/07                                                  340,000           360,821
Morgan Stanley Capital I 7.11% due 04/15/33(13)                                  1,000,000         1,128,091
Morgan Stanley Dean Witter Capital I, Series 1998-HF2, Class A2 6.48%
  due 11/15/30(13)                                                                 200,000           218,103
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66%
  due 02/15/33(13)                                                                 434,400           488,554
New ASAT Finance, Ltd. 9.25% due 02/01/11*                                          25,000            21,000
NiSource Finance Corp. 7.63% due 11/15/05                                           20,000            21,016
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(13)           500,000           547,828
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(13)           500,000           569,763
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                  206,664           224,105
PNC Funding Corp. 5.75% due 08/01/06                                                80,000            83,815
Pricoa Global Funding I 4.35% due 06/15/08*                                          7,000             7,173
Principal Financial Group Australia PTY, Ltd. 8.20% due 08/15/09*                  300,000           351,813
Private Export Funding Corp. 6.62% due 10/01/05                                    160,000           166,679
Prudential Financial, Inc. 5.10% due 09/20/14                                      258,000           258,222
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                              92,000            96,082
SB Treasury Co., LLC 9.40% due 06/30/08*(3)                                        330,000           388,340
TIAA Global Markets, Inc. 4.13% due 11/15/07*                                       14,000            14,319
UCAR Finance, Inc. 10.25% due 02/15/12                                              10,000            11,450
UFJ Finance Aruba AEC 6.75% due 07/15/13                                           310,000           343,718
UGS Corp. 10.00% due 06/01/12*                                                      10,000            10,900
Vanguard Health Holding Co. II, LLC 9.00% due 10/01/14*                             20,000            20,100
Von Hoffman Corp. 10.25% due 03/15/09                                               10,000            11,100
Washington Mutual Finance Corp. 6.25% due 05/15/06                                  78,000            82,244

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 2.7%
AAG Holding Co., Inc. 6.88% due 06/01/08                                      $    160,000   $       169,725
ACE Capital Trust II 9.70% due 04/01/30                                            320,000           440,016
ACE INA Holdings, Inc. 8.30% due 08/15/06                                          130,000           141,894
Allstate Corp. 7.20% due 12/01/09                                                   78,000            89,626
Allstate Financing II 7.83% due 12/01/45                                            49,000            54,526
American Financial Group, Inc. 7.13% due 04/15/09                                  250,000           273,876
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                      230,000           235,679
Anthem Insurance Co., Inc. 9.13% due 04/01/10*                                     290,000           358,804
Assurant, Inc. 5.63% due 02/15/14                                                   33,000            33,862
Cigna Corp. 6.38% due 01/15/06                                                     150,000           156,235
Dai-Ichi Mutual Life Insurance Co. 5.73% due 03/17/14*                             360,000           367,382
Equitable Cos., Inc. 7.00% due 04/01/28                                            130,000           148,958
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05                               20,000            20,476
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                              275,000           331,839
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                100,000            91,000
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                          340,000           400,600
Jackson National Life Insurance Co. 8.15% due 03/15/27*                             44,000            54,377
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                   290,000           302,431
Marsh & McLennan Cos., Inc. 5.88% due 08/01/33                                     240,000           238,820
MONY Group, Inc. 7.45% due 12/15/05                                                180,000           188,264
Ohio Casualty Corp. 7.30% due 06/15/14                                              66,000            69,650
Protective Life Secured Trust 4.00% due 04/01/11                                   350,000           341,980
ReliaStar Financial Corp. 8.00% due 10/30/06                                       210,000           231,162
St. Paul Cos., Inc. 5.75% due 03/15/07                                             250,000           262,694
Torchmark Corp. 6.25% due 12/15/06                                                 170,000           181,446
Travelers Property Casualty Corp. 6.38% due 03/15/33                               150,000           153,684
Unitrin, Inc. 4.88% due 11/01/10                                                   265,000           263,111
W.R. Berkley Capital Trust 8.20% due 12/15/45                                      270,000           292,326
XL Capital Europe, PLC 6.50% due 01/15/12                                          165,000           181,144
XL Capital, Ltd. 5.25% due 09/15/14                                                 56,000            56,209
                                                                                             ---------------
                                                                                                  30,828,024
                                                                                             ---------------

HEALTHCARE -- 1.4%

DRUGS -- 0.5%
Merck & Co., Inc. 5.95% due 12/01/28                                                44,000            46,121
Omnicare, Inc. 6.13% due 06/01/13                                                    5,000             5,025
Omnicare, Inc., Series B 8.13% due 03/15/11                                         10,000            10,875
Pfizer, Inc. 2.50% due 03/15/07                                                     92,000            91,038
Schering-Plough Corp. 6.50% due 12/01/33                                           400,000           433,106
Valeant Pharmaceuticals International 7.00% due 12/15/11                             5,000             5,063
Wyeth 6.45% due 02/01/24                                                            78,000            79,992
Wyeth 6.95% due 03/15/11                                                           430,000           478,156

HEALTH SERVICES -- 0.7%
Anthem, Inc. 6.80% due 08/01/12                                                    345,000           388,884
Cardinal Health, Inc. 6.75% due 02/15/11                                           130,000           139,927
HCA, Inc. 6.95% due 05/01/12                                                       100,000           107,976
Humana, Inc. 7.25% due 08/01/06                                                    410,000           437,682
NDC Health Corp. 10.50% due 12/01/12                                                40,000            43,700
Radiologix, Inc., Series B 10.50% due 12/15/08                                      15,000            15,525
Tenet Healthcare Corp. 6.50% due 06/01/12                                           60,000            53,700

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Triad Hospitals, Inc. 7.00% due 05/15/12                                      $     10,000   $        10,450
Triad Hospitals, Inc. 7.00% due 11/15/13                                            10,000            10,175
UnitedHealth Group, Inc. 7.50% due 11/15/05                                        330,000           347,518
WellPoint Health Networks, Inc. 6.38% due 01/15/12                                 105,000           115,897

MEDICAL PRODUCTS -- 0.2%
Allegiance Corp. 7.00% due 10/15/26                                                260,000           263,209
AmerisourceBergen Corp. 7.25% due 11/15/12                                           5,000             5,425
AmerisourceBergen Corp. 8.13% due 09/01/08                                          20,000            22,200
Biovail Corp. 7.88% due 04/01/10                                                    30,000            30,600
Hanger Orthopedic Group, Inc. 10.38% due 02/15/09                                   20,000            18,400
MEDIQ/PRN Life Support Services, Inc.+(5)(9)(11)                                    25,000                 0
VWR International, Inc. 8.00% due 04/15/14*                                         10,000            10,575
                                                                                             ---------------
                                                                                                   3,171,219
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 1.6%

AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Argo Tech Corp. 9.25% due 06/01/11*                                                 10,000            10,725
Goodrich Corp. 6.45% due 12/15/07                                                   78,000            84,211
Goodrich Corp. 7.50% due 04/15/08                                                  160,000           178,808
K & F Industries, Inc., Series B 9.25% due 10/15/07                                  3,000             3,056
Northrop Grumman Corp. 4.08% due 11/16/06                                           84,000            85,335
Northrop Grumman Corp. 7.13% due 02/15/11                                           24,000            27,587
Raytheon Co. 4.85% due 01/15/11                                                     58,000            59,541
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                 324,894           349,881
Sequa Corp. 9.00% due 08/01/09                                                      10,000            11,000
Sequa Corp., Series B 8.88% due 04/01/08                                            10,000            10,850

BUSINESS SERVICES -- 0.8%
Advanstar Communications, Inc. 10.75% due 08/15/10                                   5,000             5,538
Advanstar Communications, Inc. 12.00% due 02/15/11                                   5,000             5,350
Allied Waste North America, Inc. 5.75% due 02/15/11                                 65,000            61,750
Allied Waste North America, Inc. 7.88% due 04/15/13                                 30,000            31,650
Allied Waste North America, Inc., Series B 8.50% due 12/01/08                       25,000            27,125
American Color Graphics, Inc. 10.00% due 06/15/10                                    5,000             3,850
Cornell Cos., Inc. 10.75% due 07/01/12*                                             10,000            10,050
Erac USA Finance Co. 8.25% due 05/01/05*                                           110,000           113,408
Hertz Corp. 4.70% due 10/02/06                                                      12,000            12,230
Hertz Corp. 6.35% due 06/15/10                                                      35,000            36,264
Hertz Corp. 6.90% due 08/15/14                                                      24,000            25,006
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                          400,000           407,804
Iron Mountain, Inc. 8.25% due 07/01/11                                              15,000            15,660
Koppers, Inc. 9.88% due 10/15/13                                                    15,000            16,575
Lamar Media Corp. 7.25% due 01/01/13                                                10,000            10,750
Lazydays RV Center, Inc. 11.75% due 05/15/12*                                       25,000            26,250
Monsanto Co. 7.38% due 08/15/12                                                    370,000           433,210
PSA Corp., Ltd. 7.13% due 08/01/05*                                                200,000           206,887
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12                                  10,000            12,125
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12*                                 10,000            12,125
Rent-Way, Inc. 11.88% due 06/15/10                                                  50,000            54,500
United Rentals (North America), Inc. 6.50% due 02/15/12                             20,000            19,250
Waste Management, Inc. 7.00% due 07/15/28                                           78,000            86,321
Waste Management, Inc. 7.38% due 05/15/29                                           50,000            57,432
Xerox Corp. 6.88% due 08/15/11                                                      75,000            78,375

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Xerox Corp. 7.63% due 06/15/13                                                $     15,000   $        16,200
Xerox Corp. 9.75% due 01/15/09                                                      20,000            23,300

ELECTRICAL EQUIPMENT -- 0.0%
General Cable Corp. 9.50% due 11/15/10                                              10,000            11,100
WESCO Distribution, Inc., Series B 9.13% due 06/01/08                               20,000            20,625

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                  29,000            31,383
Blount, Inc. 8.88% due 08/01/12                                                     10,000            10,625
Case New Holland, Inc. 9.25% due 08/01/11*                                          30,000            33,600
Manitowoc Co., Inc. 10.50% due 08/01/12                                             10,000            11,525
Numatics, Inc., Series B 9.63% due 04/01/08                                         20,000            18,000
Polypore, Inc. 8.75% due 05/15/12*                                                  30,000            31,125

MULTI-INDUSTRY -- 0.3%
American Standard Cos., Inc. 7.63% due 02/15/10                                     10,000            11,325
Invensys, PLC 9.88% due 03/15/11*                                                   15,000            15,375
J.B. Poindexter & Co., Inc. 8.75% due 03/15/14*                                     10,000            10,575
SCG Holdings Corp. 0.01% due 08/04/11*                                              20,000            27,000
Tyco International Group SA 4.44% due 06/15/07*                                     69,000            70,511
Tyco International Group SA 6.13% due 01/15/09                                      15,000            16,309
Tyco International Group SA 6.38% due 02/15/06                                     210,000           219,540
Tyco International Group SA 6.38% due 10/15/11                                     218,000           241,090
Tyco International Group SA 6.75% due 02/15/11                                      45,000            50,629

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                               61,000            76,355
FedEx Corp. 6.72% due 01/15/22                                                     162,687           182,586
                                                                                             ---------------
                                                                                                   3,719,257
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.3%

BROADCASTING & MEDIA -- 1.8%
AOL Time Warner, Inc. 6.13% due 04/15/06                                            92,000            96,185
AOL Time Warner, Inc. 6.88% due 05/01/12                                           270,000           301,233
AOL Time Warner, Inc. 7.63% due 04/15/31                                           270,000           310,770
Cablevision Systems Corp. 8.00% due 04/15/12*                                      230,000           240,225
CanWest Media, Inc. 10.63% due 05/15/11                                             25,000            28,437
Chancellor Media Corp. 8.00% due 11/01/08                                          290,000           328,868
Charter Communications Holdings, LLC 8.63% due 04/01/09                             10,000             7,775
Charter Communications Holdings, LLC 9.92% due 04/01/11(1)                          25,000            19,250
Charter Communications Holdings, LLC 10.75% due 10/01/09                            15,000            12,300
Charter Communications Holdings, LLC 11.13% due 01/15/11                           200,000           162,000
Charter Communications Holdings, LLC 13.50% due 01/15/11(1)                         50,000            35,750
Clear Channel Communications, Inc. 5.75% due 01/15/13                               45,000            46,221
Clear Channel Communications, Inc. 6.00% due 11/01/06                               41,000            43,052
Coleman Cable, Inc. 9.88% due 10/01/12*                                             10,000            10,250
Comcast Cable Communications, Inc. 6.88% due 06/15/09                               85,000            94,475
Comcast Cable Communications, Inc. 8.50% due 05/01/27                               50,000            63,645
Cox Communications, Inc. 6.85% due 01/15/18                                         42,000            42,690
Cox Communications, Inc. 7.75% due 08/15/06                                         45,000            48,272
Cox Communications, Inc. 7.75% due 11/01/10                                        300,000           334,338
CSC Holdings, Inc., Series B 7.63% due 04/01/11                                     10,000            10,538
Dex Media East, LLC/Dex Media East Finance Co. 12.13% due 11/15/12                  10,000            12,450

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Dex Media West, LLC/Dex Media Finance Co. 9.88% due 08/15/13                  $     19,000   $        22,325
Dex Media, Inc. 9.00% due 11/15/13(1)                                               40,000            29,300
Echostar DBS Corp. 6.38% due 10/01/11                                               10,000            10,125
Granite Broadcast Corp. 9.75% due 12/01/10                                           5,000             4,625
Houghton Mifflin Co. 9.88% due 02/01/13                                             10,000            10,500
Insight Communications Cos., Inc. 12.25% due 02/15/11(1)                           200,000           187,000
LBI Media, Inc. 11.00% due 10/15/13(1)                                              15,000            10,819
Liberty Group Operating, Inc. 9.38% due 02/01/08                                    10,000            10,075
Liberty Media Corp. 3.38% due 09/17/06(2)                                           73,000            73,782
Liberty Media Corp. 7.75% due 07/15/09                                             290,000           321,801
Liberty Media Corp. 7.88% due 07/15/09                                              30,000            33,487
LodgeNet Entertainment Corp. 9.50% due 06/15/13                                     10,000            10,900
Mediacom Broadband, LLC 11.00% due 07/15/13                                         20,000            21,300
News America Holdings, Inc. 7.75% due 12/01/45                                       6,000             7,110
News America, Inc. 7.63% due 11/30/28                                               90,000           105,185
PRIMEDIA, Inc. 8.88% due 05/15/11                                                   10,000            10,000
Quebecor Media, Inc. 13.75% due 07/15/11(1)                                         30,000            28,950
Rogers Cable, Inc. 6.25% due 06/15/13                                               65,000            63,700
Shaw Communications, Inc. 8.25% due 04/11/10                                        10,000            11,300
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11                                   10,000            10,850
Telenet Group Holding NV 11.50% due 06/15/14*(1)                                   275,000           202,125
USA Interactive 7.00% due 01/15/13                                                 410,000           448,698
Vertis, Inc. 10.88% due 06/15/09                                                    10,000            10,750
Young Broadcasting, Inc. 10.00% due 03/01/11                                        75,000            77,250

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% due 03/01/12                                        20,000            22,075
Walt Disney Co. 5.38% due 06/01/07                                                 310,000           324,121
Warner Music Group 7.38% due 04/15/14*                                               5,000             5,163

LEISURE & TOURISM -- 1.4%
American Airlines, Inc., Series 01-1 6.82% due 05/23/11                            385,000           341,466
American Airlines, Inc., Series 2003-1 3.86% due 01/09/12                           73,643            72,630
American Airlines, Inc., Series 99-1 7.02% due 10/15/09                            200,000           196,535
AMF Bowling Worldwide, Inc. 10.00% due 03/01/10*                                    10,000            10,600
Atlas Air, Inc., Series 1999-1 B 7.63% due 01/02/15                                167,983           119,207
Atlas Air, Inc., Series 2000-1 A 8.71% due 07/02/21                                151,584           149,166
Aztar Corp. 9.00% due 08/15/11                                                      10,000            11,075
Bally Total Fitness Holding Corp. 10.50% due 07/15/11                               30,000            28,500
Bombardier Recreational Products, Inc. 8.38% due 12/15/13*                          25,000            26,312
Continental Airines, Inc. 9.56% due 09/01/19                                        72,584            72,162
Continental Airlines, Inc., Series 98-3 6.32% due 11/01/08                         400,000           389,949
Continental Airlines, Inc., Series 981A 6.65% due 09/15/17                          59,208            55,421
Continental Airlines, Inc., Series 991C 6.95% due 08/02/09                          35,381            26,925
Delta Air Lines, Inc. 7.90% due 12/15/09                                            35,000             9,800
Delta Air Lines, Inc. 10.00% due 08/15/08                                           30,000             9,000
Delta Air Lines, Inc., Series 00-1 7.57% due 11/18/10                              110,000            98,788
Delta Air Lines, Inc., Series 01-1 6.62% due 03/18/11                               96,698            87,956
El Pollo Loco, Inc. 9.25% due 12/15/09                                              15,000            15,450
Harrah's Operating Co., Inc. 5.50% due 07/01/10*                                   190,000           196,322
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                    340,000           394,654
Hilton Hotels Corp. 7.50% due 12/15/17                                              44,000            50,380
Icon, Ltd. 11.25% due 04/01/12                                                      15,000            16,050

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Mandalay Resort Group 9.38% due 02/15/10                                      $     25,000   $        28,750
Mandalay Resort Group, Series B 10.25% due 08/01/07                                 10,000            11,350
MGM Mirage, Inc. 5.88% due 02/27/14                                                130,000           125,125
MGM Mirage, Inc. 8.38% due 02/01/11                                                 35,000            38,631
MGM Mirage, Inc. 8.50% due 09/15/10                                                 50,000            56,813
Mortons Restaurant Group, Inc. 7.50% due 07/01/10                                   10,000             9,550
Northwest Airlines, Inc. 8.88% due 06/01/06                                         10,000             8,400
Northwest Airlines, Inc. 9.88% due 03/15/07                                         10,000             7,550
OED Corp. 8.75% due 04/15/12*                                                       15,000            13,875
Park Place Entertainment Corp. 7.00% due 04/15/13                                   80,000            89,000
Park Place Entertainment Corp. 8.13% due 05/15/11                                   15,000            17,325
River Rock Entertainment Authority 9.75% due 11/01/11                                5,000             5,262
Seneca Gaming Corp. 7.25% due 05/01/12*                                              5,000             5,162
Six Flags, Inc. 9.75% due 04/15/13                                                  30,000            28,350
Station Casinos, Inc. 6.00% due 04/01/12                                            10,000            10,250
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                 290,000           327,192
                                                                                             ---------------
                                                                                                   7,482,973
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 2.5%

COMPUTER SERVICES -- 0.0%
Computer Sciences Corp. 6.75% due 06/15/06                                          14,000            14,867

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
International Business Machines Corp. 6.22% due 08/01/27                            50,000            53,692

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 7.13% due 03/15/11                                           35,000            28,700
Amkor Technology, Inc. 9.25% due 02/15/08                                           10,000             9,300
Sanmina-SCI Corp. 10.38% due 01/15/10                                               35,000            40,031
Solectron Corp. 9.63% due 02/15/09                                                  25,000            27,688

TELECOMMUNICATIONS -- 2.4%
Alaska Communications Systems 9.88% due 08/15/11                                    10,000             9,650
American Cellular Corp. 10.00% due 08/01/11                                        175,000           141,750
American Tower Corp. 9.38% due 02/01/09                                              6,000             6,360
AT&T Broadband Corp. 8.38% due 03/15/13                                            400,000           484,396
AT&T Corp. 8.05% due 11/15/11                                                      250,000           279,687
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                    370,000           438,373
Avaya, Inc. 11.13% due 04/01/09                                                     11,000            12,677
Centennial Communications Corp. 8.13% due 02/01/14*                                 10,000             9,625
Centennial Communications Corp. 10.13% due 06/15/13                                 25,000            26,312
Citizens Communications Co. 9.00% due 08/15/31                                      43,000            43,914
Citizens Communications Co. 9.25% due 05/15/11                                      40,000            44,000
Compania de Telecomunicaciones de Chile SA 7.63% due 07/15/06                       90,000            95,816
Compania de Telecomunicaciones de Chile SA 8.38% due 01/01/06                      110,000           116,586
Continental Cablevision, Inc. 9.50% due 08/01/13                                   100,000           109,509
France Telecom SA 8.50% due 03/01/11                                                90,000           107,737
France Telecom SA 8.75% due 03/01/11                                               520,000           622,482
GCI, Inc. 7.25% due 02/15/14                                                        20,000            19,600
Insight Midwest LP/Insight Capital, Inc. 9.75% due 10/01/09                         10,000            10,450
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10                        25,000            27,375
Koninklijke (Royal) KPN NV 7.50% due 10/01/05                                       53,000            55,511
Koninklijke (Royal) KPN NV 8.00% due 10/01/10                                       78,000            92,755
LCI International, Inc. 7.25% due 06/15/07                                         415,000           376,612
Lucent Technologies, Inc. 5.50% due 11/15/08                                         5,000             5,000
Nextel Communications, Inc. 6.88% due 10/31/13                                      25,000            26,000

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Nextel Communications, Inc. 7.38% due 08/01/15                                $    175,000   $       188,125
Nextel Communications, Inc. 9.50% due 02/01/11                                      30,000            34,050
Nextel Partners, Inc. 8.13% due 07/01/11                                            10,000            10,600
Nortel Networks, Ltd. 6.13% due 02/15/06                                            10,000            10,200
Qwest Communications International, Inc. 7.25% due 02/15/11*                        70,000            66,325
Rogers Cantel, Inc. 9.75% due 06/01/16                                              10,000            11,163
Rogers Wireless, Inc. 9.63% due 05/01/11                                            35,000            39,025
Rural Cellular Corp. 8.25% due 03/15/12*                                            10,000            10,175
Rural Cellular Corp. 9.75% due 01/15/10                                            145,000           126,150
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                              55,000            61,036
Sprint Capital Corp. 6.13% due 11/15/08                                            235,000           253,654
Sprint Capital Corp. 6.88% due 11/15/28                                             80,000            83,911
Sprint Capital Corp. 7.63% due 01/30/11                                            210,000           242,620
TCI Communications, Inc. 8.75% due 08/01/15                                         54,000            67,309
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(4)(5)(9)(11)             25,000                 0
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                         450,000           473,538
Telefonica Europe BV 7.75% due 09/15/10                                            260,000           306,380
TELUS Corp. 7.50% due 06/01/07                                                      69,000            75,662
TELUS Corp. 8.00% due 06/01/11                                                      78,000            91,396
Time Warner Telecom Holdings, Inc. 9.25% due 02/15/14                               10,000             9,950
Time Warner Telecom, Inc. 10.13% due 02/01/11                                        5,000             4,800
Triton PCS, Inc. 8.75% due 11/15/11                                                 15,000            10,200
Western Wireless Corp. 9.25% due 07/15/13                                           15,000            15,300
                                                                                             ---------------
                                                                                                   5,528,024
                                                                                             ---------------

MATERIALS -- 2.1%

CHEMICALS -- 0.5%
Acetex Corp. 10.88% due 08/01/09                                                    10,000            11,000
Crompton Corp. 9.88% due 08/01/12*                                                  10,000            10,500
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11                   15,000            17,100
Ferro Corp. 9.13% due 01/01/09                                                     170,000           194,582
Huntsman, LLC 11.63% due 10/15/10                                                   10,000            11,575
du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10                                14,000            14,127
IMC Global, Inc., Series B 10.88% due 06/01/08                                      20,000            24,250
IMC Global, Inc., Series B 11.25% due 06/01/11                                      10,000            11,800
Lubrizol Corp. 4.63% due 10/01/09                                                  175,000           175,032
Lubrizol Corp. 5.50% due 10/01/14                                                    5,000             4,966
Lubrizol Corp. 6.50% due 10/01/34                                                   50,000            48,776
Lyondell Chemical Co., Series A 9.63% due 05/01/07                                  20,000            21,775
Lyondell Chemical Co., Series B 9.88% due 05/01/07                                   9,000             9,506
Methanex Corp. 8.75% due 08/15/12                                                    5,000             5,750
Millennium America, Inc. 9.25% due 06/15/08                                         10,000            11,025
Nalco Co. 7.75% due 11/15/11                                                        10,000            10,600
Nalco Co. 8.88% due 11/15/13                                                        10,000            10,750
Omnova Solutions, Inc. 11.25% due 06/01/10                                          10,000            11,200
Pioneer Companies, Inc. 5.48% due 12/31/06(2)                                        1,038             1,017
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11                              285,000           336,015
Resolution Performance Products, LLC 9.50% due 04/15/10                              5,000             5,163
Resolution Performance Products, LLC 13.50% due 11/15/10                            10,000             9,700
Rohm and Haas Co. 7.85% due 07/15/29                                                52,000            66,241
RPM International, Inc. 4.45% due 10/15/09*                                         38,000            37,782
Union Carbide Corp. 6.79% due 06/01/25                                              10,000            10,100
United Industries Corp., Series D 9.88% due 04/01/09                                15,000            15,675

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS -- 0.8%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                 $     60,000   $        64,350
Ainsworth Lumber Co., Ltd. 7.25% due 10/01/12*                                       5,000             5,050
Bowater, Inc. 6.50% due 06/15/13                                                     5,000             4,851
Celulosa Arauco Y Constitucion 5.13% due 07/09/13                                  145,000           144,543
Consumers International, Inc. 10.25% due 04/01/05+(4)(5)(9)(11)                     20,000                 2
Georgia-Pacific Corp. 8.00% due 01/15/24                                            50,000            56,875
Georgia-Pacific Corp. 8.88% due 02/01/10                                            70,000            81,900
International Paper Co. 6.75% due 09/01/11                                         320,000           356,583
Longview Fibre Co. 10.00% due 01/15/09                                               5,000             5,450
Norske Skog Canada, Ltd. 7.38% due 03/01/14                                         20,000            20,900
Portola Packaging, Inc. 8.25% due 02/01/12                                          10,000             7,850
Stone Container Corp. 8.38% due 07/01/12                                            20,000            22,050
Stone Container Corp. 9.25% due 02/01/08                                             5,000             5,563
Stone Container Corp. 9.75% due 02/01/11                                            20,000            22,150
Tembec Industries, Inc. 8.63% due 06/30/09                                          25,000            25,625
Temple-Inland, Inc. 7.88% due 05/01/12                                             370,000           436,988
Weyerhaeuser Co. 5.50% due 03/15/05                                                 23,000            23,302
Weyerhaeuser Co. 5.95% due 11/01/08                                                160,000           172,156
Weyerhaeuser Co. 6.13% due 03/15/07                                                 78,000            83,031
Weyerhaeuser Co. 6.75% due 03/15/12                                                200,000           224,277

METALS & MINERALS -- 0.7%
AK Steel Corp. 7.88% due 02/15/09                                                   15,000            14,888
Alcan, Inc. 6.13% due 12/15/33                                                      90,000            93,435
Alcan, Inc. 6.45% due 03/15/11                                                     130,000           145,571
Alcoa, Inc. 6.75% due 01/15/28                                                      35,000            40,146
Anchor Glass Container Corp. 11.00% due 02/15/13                                    10,000            11,400
Crown Cork & Seal, Inc. 8.00% due 04/15/23                                         150,000           139,500
Crown European Holdings SA 10.88% due 03/01/13                                      10,000            11,625
Fasten Tech, Inc. 11.50% due 05/01/11*                                              15,000            16,875
Inco, Ltd. 7.20% due 09/15/32                                                      190,000           216,739
Ispat Inland ULC 9.75% due 04/01/14                                                 10,000            11,025
Neenah Corp. 11.00% due 09/30/10*                                                   10,000            10,925
Noranda, Inc. 6.00% due 10/15/15                                                   139,000           148,253
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13                             35,000            37,275
Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09                             50,000            54,375
Phelps Dodge Corp. 8.75% due 06/01/11                                              255,000           310,481
Steel Dynamics, Inc. 9.50% due 03/15/09                                             15,000            16,650
Timken Co. 5.75% due 02/15/10                                                      195,000           202,261
United States Steel, LLC 10.75% due 08/01/08                                        13,000            15,340
Valmont Industries, Inc. 6.88% due 05/01/14*                                         5,000             5,150

PLASTIC -- 0.1%
Graphic Packaging International, Inc. 8.50% due 08/15/11                            10,000            11,175
Sealed Air Corp. 5.38% due 04/15/08*                                               245,000           255,811
Sealed Air Corp. 5.63% due 07/15/13*                                                45,000            46,266
                                                                                             ---------------
                                                                                                   4,664,669
                                                                                             ---------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05              280,000           291,421
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08     100,000           109,602
                                                                                             ---------------
                                                                                                     401,023
                                                                                             ---------------

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

NON-U.S. GOVERNMENT OBLIGATIONS -- 3.2%

FOREIGN GOVERNMENT -- 3.2%
Federal Republic of Germany 4.25% due 07/04/14                          EUR  $   4,900,000   $     6,217,354
Quebec Province Canada 5.00% due 07/17/09                                           92,000            96,700
Quebec Province Canada 7.50% due 09/15/29                                           81,000           104,946
Republic of Italy 3.75% due 12/14/07                                                69,000            69,828
Republic of South Africa 6.50% due 06/02/14                                        200,000           213,500
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                   50,000            67,750
Republic of Uruguay 17.75% due 02/04/06(5)                              UYU      9,200,000           346,029
Russian Federation 5.00% due 03/31/30*(1)                                           41,000            39,463
United Mexican States 6.75% due 09/27/34                                            84,000            80,682
United Mexican States 7.50% due 04/08/33                                            47,000            49,397
                                                                                             ---------------
                                                                                                   7,285,649
                                                                                             ---------------

REAL ESTATE -- 0.9%

REAL ESTATE COMPANIES -- 0.2%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10                                   3,000             3,397
Champion Enterprises, Inc. 7.63% due 05/15/09                                       10,000             9,900
Liberty Property LP 7.25% due 03/15/11                                             170,000           193,605
Liberty Property LP 8.50% due 08/01/10                                             180,000           216,974
Susa Partnership LP 6.95% due 07/01/06                                              90,000            96,291

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                        370,000           425,284
CarrAmerica Realty Corp. 5.13% due 09/01/11                                         28,000            28,318
Health Care Property Investors, Inc. 6.00% due 03/01/15                            240,000           250,529
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                   250,000           292,166
Host Marriott LP, Series G 9.25% due 10/01/07                                        5,000             5,600
Host Marriott LP, Series I 9.50% due 01/15/07                                       35,000            38,762
Regency Centers LP 7.75% due 04/01/09                                              100,000           115,047
Spieker Properties LP 7.65% due 12/15/10                                           280,000           325,626
Vornado Realty LP 4.50% due 08/15/09                                                33,000            33,070
                                                                                             ---------------
                                                                                                   2,034,569
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 10.7%

U.S. GOVERNMENT AGENCIES -- 10.7%
Federal Home Loan Banks 1.88% due 06/15/06                                         235,000           231,929
Federal Home Loan Banks 5.25% due 08/15/06                                         235,000           245,395
Federal Home Loan Mtg. Corp. 2.00% due 02/23/06                                    345,000           342,303
Federal Home Loan Mtg. Corp. 2.50% due 12/04/06                                    130,000           128,901
Federal Home Loan Mtg. Corp. 2.63% due 09/17/07                                    180,000           177,311
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07                                    251,000           251,038
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14                                    235,000           233,838
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                  1,072,474         1,069,654
Federal Home Loan Mtg. Corp. 5.00% due 03/01/34                                  1,313,896         1,302,541
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                    249,046           246,894
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                    596,262           591,109
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                    299,378           303,852
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                    494,758           511,755
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                     74,926            79,381
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                     39,819            41,852
Federal Home Loan Mtg. Corp. 6.50% due 07/01/34                                     75,833            79,633
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                    300,000           345,094
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                    126,723           134,462
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                                     33,620            35,031

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                               $      5,150   $         5,695
Federal National Mtg. Assoc. 3.25% due 06/28/06                                    254,000           254,511
Federal National Mtg. Assoc. 4.56% due 01/01/15(5)                                 998,759         1,000,163
Federal National Mtg. Assoc. 5.00% due 10/01/17                                    148,201           150,986
Federal National Mtg. Assoc. 5.00% due 12/01/17                                  1,265,512         1,289,297
Federal National Mtg. Assoc. 5.00% due 03/01/18                                    886,586           902,632
Federal National Mtg. Assoc. 5.00% due 02/01/19                                    301,077           306,274
Federal National Mtg. Assoc. 5.00% due 05/01/19                                  1,917,242         1,950,340
Federal National Mtg. Assoc. 5.00% due 06/01/19                                    245,369           249,605
Federal National Mtg. Assoc. 5.50% due 04/01/16                                     16,604            17,205
Federal National Mtg. Assoc. 5.50% due 12/01/16                                    153,630           159,190
Federal National Mtg. Assoc. 5.50% due 05/01/17                                    369,660           382,887
Federal National Mtg. Assoc. 5.50% due 08/01/17                                    110,676           114,636
Federal National Mtg. Assoc. 5.50% due 10/01/17                                    391,386           405,391
Federal National Mtg. Assoc. 5.50% due 03/01/18                                    243,809           252,370
Federal National Mtg. Assoc. 5.50% due 07/01/19                                    337,951           349,699
Federal National Mtg. Assoc. 5.50% due 12/01/33                                  2,032,275         2,063,638
Federal National Mtg. Assoc. 5.50% due 06/01/34                                    198,785           201,664
Federal National Mtg. Assoc. 5.92% due 10/01/11                                    242,273           262,969
Federal National Mtg. Assoc. 5.94% due 11/01/11                                    969,849         1,053,917
Federal National Mtg. Assoc. 6.00% due 06/01/17                                    158,532           166,339
Federal National Mtg. Assoc. 6.00% due 05/01/34                                    419,722           434,778
Federal National Mtg. Assoc. 6.00% due 08/01/34                                    345,338           357,628
Federal National Mtg. Assoc. 6.00% due October TBA                                 600,000           620,437
Federal National Mtg. Assoc. 6.06% due 09/01/11                                     89,449            97,742
Federal National Mtg. Assoc. 6.11% due 05/01/11                                    418,921           459,547
Federal National Mtg. Assoc. 6.18% due 07/01/08                                    142,893           153,418
Federal National Mtg. Assoc. 6.24% due 08/01/08                                     76,293            82,058
Federal National Mtg. Assoc. 6.27% due 11/01/07                                    170,120           181,326
Federal National Mtg. Assoc. 6.31% due 02/01/11                                    481,767           533,076
Federal National Mtg. Assoc. 6.34% due 01/01/08                                    109,595           117,247
Federal National Mtg. Assoc. 6.36% due 07/01/08                                    115,102           123,759
Federal National Mtg. Assoc. 6.43% due 01/01/08                                    128,494           137,869
Federal National Mtg. Assoc. 6.50% due 04/01/11                                    375,000           397,652
Federal National Mtg. Assoc. 6.50% due 09/01/32(7)                                 651,085           683,423
Federal National Mtg. Assoc. 6.50% due 04/01/34                                    427,044           448,313
Federal National Mtg. Assoc. 6.59% due 11/01/07                                     91,604            98,340
Federal National Mtg. Assoc. 6.63% due 11/15/30                                    470,000           547,877
Federal National Mtg. Assoc. 7.04% due 03/01/07                                     59,641            63,638
Government National Mtg. Assoc. 6.00% due 09/15/32                                 104,239           108,242
Government National Mtg. Assoc. 7.00% due 12/15/22                                   3,778             4,051
Government National Mtg. Assoc. 7.00% due 01/15/23                                     714               765
Government National Mtg. Assoc. 7.00% due 01/15/28                                  86,292            92,154
Government National Mtg. Assoc. 7.00% due 09/15/28                                  83,189            88,840
Government National Mtg. Assoc. 7.00% due 07/15/31                                 129,487           138,148
Government National Mtg. Assoc. 7.00% due 03/15/32                                  17,212            18,359
Government National Mtg. Assoc. 7.25% due 04/15/27                                  15,661            16,811
Government National Mtg. Assoc. 7.50% due 12/15/22                                   1,664             1,802
Government National Mtg. Assoc. 7.50% due 01/15/26                                 124,146           134,085
Government National Mtg. Assoc. 7.50% due 01/15/32(7)                              135,257           145,730
Government National Mtg. Assoc. 8.00% due 11/15/31                                  21,290            23,242
Government National Mtg. Assoc. 8.50% due 11/15/17                                   8,872             9,809
Government National Mtg. Assoc. 9.00% due 11/15/21                                   2,011             2,269
                                                                                             ---------------
                                                                                                  24,213,816
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

GOVERNMENT OBLIGATIONS -- 15.5%

U.S. TREASURIES -- 15.5%
United States Treasury Bond Strip zero coupon due 11/15/27                    $  2,300,000   $       692,392
United States Treasury Bonds 5.25% due 02/15/29(7)                                 600,000           624,633
United States Treasury Bonds 5.38% due 02/15/31                                      8,000             8,570
United States Treasury Bonds 5.50% due 08/15/28                                    600,000           644,977
United States Treasury Bonds 6.25% due 08/15/23(7)                               2,750,000         3,211,268
United States Treasury Bonds 6.38% due 08/15/27                                  1,850,000         2,209,377
United States Treasury Bonds 6.88% due 08/15/25                                    310,000           389,159
United States Treasury Bonds 7.13% due 02/15/23                                  1,550,000         1,976,129
United States Treasury Bonds 7.88% due 02/15/21                                    850,000         1,150,189
United States Treasury Bonds 8.88% due 08/15/17                                    400,000           570,624
United States Treasury Bonds 8.88% due 02/15/19                                    500,000           722,227
United States Treasury Bonds 9.25% due 02/15/16                                    600,000           863,930
United States Treasury Bonds 11.25% due 02/15/15                                   500,000           795,567
United States Treasury Notes 2.25% due 02/15/07                                      6,000             5,936
United States Treasury Notes 2.63% due 05/15/08                                     34,000            33,502
United States Treasury Notes 2.75% due 06/30/06                                     21,000            21,087
United States Treasury Notes 3.25% due 08/15/07                                  3,500,000         3,538,692
United States Treasury Notes 3.88% due 02/15/13                                     65,000            64,594
United States Treasury Notes 4.25% due 08/15/13                                    219,000           222,276
United States Treasury Notes 4.38% due 05/15/07                                    550,000           571,936
United States Treasury Notes 4.38% due 08/15/12                                    235,000           242,270
United States Treasury Notes 4.63% due 05/15/06                                    370,000           382,791
United States Treasury Notes 4.88% due 02/15/12                                     75,000            79,928
United States Treasury Notes 5.00% due 02/15/11                                      6,000             6,451
United States Treasury Notes 5.00% due 08/15/11                                     17,000            18,270
United States Treasury Notes 5.75% due 11/15/05(7)                               1,500,000         1,557,891
United States Treasury Notes 5.88% due 11/15/05                                  2,150,000         2,236,000
United States Treasury Notes 6.25% due 02/15/07                                  1,500,000         1,621,055
United States Treasury Notes 6.50% due 10/15/06(7)                               2,890,000         3,111,380
United States Treasury Notes 6.50% due 02/15/10                                  1,400,000         1,606,391
United States Treasury Notes 6.75% due 05/15/05(7)                               2,000,000         2,057,344
United States Treasury Notes 6.88% due 05/15/06                                    246,000           263,258
United States Treasury Notes 7.00% due 07/15/06(7)                               3,160,000         3,405,886
                                                                                             ---------------
                                                                                                  34,905,980
                                                                                             ---------------

UTILITIES -- 3.4%

ELECTRIC UTILITIES -- 2.3%
AEP Texas North Co. 5.50% due 03/01/13                                             170,000           176,725
AES Corp. 7.75% due 03/01/14                                                       210,000           216,825
AES Corp. 8.75% due 05/15/13*                                                       20,000            22,550
AES Corp. 9.00% due 05/15/15*                                                       35,000            39,462
Alabama Power Co. 2.80% due 12/01/06                                                78,000            77,577
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                     160,000           167,739
Appalachian Power Co., Series G 3.60% due 05/15/08                                  48,000            47,686
Arizona Public Service Co. 5.80% due 06/30/14                                      340,000           358,349
Calpine Corp. 8.50% due 07/15/10*                                                   25,000            19,125
Centerpoint Energy, Inc. 5.88% due 06/01/08                                        320,000           334,054
CMS Energy Corp. 7.50% due 01/15/09                                                 10,000            10,475
CMS Energy Corp. 8.50% due 04/15/11                                                 20,000            21,800
CMS Energy Corp. 8.90% due 07/15/08                                                 10,000            10,900
Connecticut Light and Power 5.75% due 09/15/34                                      53,000            53,293
DPL, Inc. 6.88% due 09/01/11                                                        10,000            10,600
Duke Energy Corp. 4.20% due 10/01/08                                               350,000           353,585
Duke Energy Corp. 5.30% due 10/01/15                                                77,000            79,269

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Edison Mission Energy 9.88% due 04/15/11                                      $    155,000   $       180,575
FirstEnergy Corp., Series B 6.45% due 11/15/11                                     315,000           343,624
FPL Group Capital, Inc. 3.25% due 04/11/06                                          14,000            14,088
Midwest Generation, LLC 8.75% due 05/01/34                                          10,000            10,900
Nevada Power Co. 9.00% due 08/15/13                                                 20,000            23,000
Nevada Power Co., Series E 10.88% due 10/15/09                                      10,000            11,588
NRG Energy, Inc. 8.00% due 12/15/13*                                                15,000            16,069
NSTAR 8.00% due 02/15/10                                                           170,000           200,996
Pacific Gas & Electric Co. 6.05% due 03/01/34                                       37,000            37,659
Pepco Holdings, Inc. 5.50% due 08/15/07                                            280,000           293,170
Pnpp II Funding Corp. 9.12% due 05/30/16                                            45,000            53,115
Progress Energy, Inc. 6.75% due 03/01/06                                            78,000            81,912
Progress Energy, Inc. 7.10% due 03/01/11                                           350,000           395,174
PSE&G Power, LLC 3.75% due 04/01/09                                                140,000           137,222
PSE&G Power, LLC 6.88% due 04/15/06                                                180,000           190,188
Reliant Energy, Inc. 9.50% due 07/15/13                                            100,000           108,625
Southern California Edison Co. 6.38% due 01/15/06                                  300,000           312,875
Southern California Edison Co. 8.00% due 02/15/07                                   33,000            36,527
Teco Energy, Inc. 7.20% due 05/01/11                                                15,000            15,975
Telecom Italia Capital SA 6.00% due 09/30/34*                                       88,000            85,955
TXU Energy Co. 7.00% due 03/15/13                                                  600,000           677,450
Virginia Electric and Power Co. 5.75% due 03/31/06                                  59,000            61,381

GAS & PIPELINE UTILITIES -- 0.5%
Aquila, Inc. 6.88% due 10/01/04                                                     80,000            80,000
Aquila, Inc. 9.95% due 02/01/05                                                     10,000            11,000
ARKLA, Inc. 8.90% due 12/15/06                                                      73,000            81,102
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05                           60,000            61,967
Duke Capital Corp., Series A 6.25% due 07/15/05                                     35,000            35,925
Dynegy Holdings, Inc. 8.75% due 02/15/12                                           125,000           130,000
El Paso Corp. 7.00% due 05/15/11                                                    85,000            82,025
El Paso Production Holding Co. 7.75% due 06/01/13                                   60,000            60,150
Energen Corp., Series MTN 7.63% due 12/15/10                                       260,000           303,866
Kinder Morgan Energy Partners LP 7.75% due 03/15/32                                 44,000            52,083
NGC Corp. Capital Trust 8.32% due 06/01/27                                         125,000           100,000
Premcor Refining Group, Inc. 7.75% due 02/01/12                                     20,000            21,800
SEMCO Energy, Inc. 7.75% due 05/15/13                                                5,000             5,387
Williams Cos., Inc. 7.13% due 09/01/11                                              20,000            21,950
Williams Cos., Inc. 7.88% due 09/01/21                                              75,000            83,250
Williams Cos., Inc. 8.13% due 03/15/12                                              10,000            11,525

TELEPHONE -- 0.6%
British Telecommunications, PLC 7.88% due 12/15/05                                  14,000            14,829
Deutsche Telekom International Finance BV 3.88% due 07/22/08                        20,000            20,080
Deutsche Telekom International Finance BV 8.50% due 06/14/10                       400,000           479,435
Deutsche Telekom International Finance BV 8.75% due 06/15/30                       351,000           453,695
GTE Corp. 7.90% due 02/01/27                                                        86,000            94,384
MCI, Inc. 5.91% due 05/01/07                                                        10,000             9,912
MCI, Inc. 6.69% due 05/01/09                                                        10,000             9,637
MCI, Inc. 7.74% due 05/01/14                                                         5,000             4,738
Pacific Bell 6.63% due 10/15/34                                                     92,000            93,550
Verizon New York, Inc. 7.38% due 04/01/32                                           12,000            13,352
Verizon Pennsylvania, Inc. 8.75% due 08/15/31                                       51,000            67,152
                                                                                             ---------------
                                                                                                   7,690,876
                                                                                             ---------------
TOTAL BONDS & NOTES (cost $137,657,889)                                                          141,522,359
                                                                                             ---------------

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%+

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/08*(5)(11) (cost $55)                           20   $             0
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $204,271,622)                                                  219,257,983
                                                                                             ---------------

                                                                                PRINCIPAL
                                                                                AMOUNT(10)
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 1.3%

CORPORATE SHORT-TERM NOTES -- 1.3%

Prudential Funding Corp. 1.80% due 10/01/04 (cost $2,900,000)                 $  2,900,000         2,900,000
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 4.2%

Agreement with State Street Bank & Trust Co., bearing
   interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $870,016 and collateralized by $555,000 of
   United States Treasury Bonds, bearing interest at 11.25%,
   due 02/15/15 and having an approximate value of $892,856 (7)                    870,000           870,000
State Street Bank & Trust Co. Joint Repurchase Agreement (6)                     1,250,000         1,250,000
UBS Securities, LLC Joint Repurchase Agreement (6)(7)(8)                         7,435,000         7,435,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $9,555,000)                                                      9,555,000
                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost $216,726,622)@                                               102.5%                     231,712,983
Liabilities in excess of other assets --                               (2.5)                      (5,758,409)
                                                                      -----                  ---------------
NET ASSETS --                                                         100.0%                 $   225,954,574
                                                                      =====                  ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of the securities. At September 30, 2004 the aggregate value of these securities was $12,033,536 representing 5.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(3) Variable rate security -- the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(4)  Bond in default
(5)  Fair valued security; see Note 2
(6)  See Note 2 for details of Joint Repurchase Agreement.
(7) The security or a portion thereof represents collateral for open futures contracts.
(8)  The security or a portion thereof represents collateral for TBAs.
(9)  Company has filed Chapter 11 bankruptcy.
(10) Denominated in United States dollars unless otherwise indicated.
(11) Illiquid security
(12) Collateralized Mortgage Obligation
(13) Commercial Mortgage-Backed Security
GDR -- Global Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
EUR -- Euro Dollar
UYU -- Uruguay Peso

OPEN FUTURES CONTRACTS

                                                                                 VALUE AS OF       UNREALIZED
NUMBER OF                                         EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                            DATE         TRADE DATE        2004         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
  7 Short     5-year interest rate swap (CBT)    December 2004   $   763,464    $   765,297        $   (1,833)
  6 Short     10-year interest rate swap (CBT)   December 2004       659,132        664,500            (5,368)
  17 Long     US Treasury 2Yr Note               December 2004     3,587,068      3,590,984             3,916
 17 Short     US Treasury 5Yr Note               December 2004     1,869,135      1,882,750           (13,615)
   7 Long     US Treasury 10Yr Note              December 2004       780,255        788,375             8,120
                                                                                                   ----------
                                                                                                   $   (8,780)
                                                                                                   ==========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  APPRECIATION
-------------------------------------------------------------------------------------------------------------
USD        4,948,109              JPY     546,411,000                10/15/04                   $      22,546
                                                                                                =============

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  DEPRECIATION
-------------------------------------------------------------------------------------------------------------
EUR        9,035,000              USD      11,074,929                11/22/04                   $    (157,545)
                                                                                                -------------
Net Unrealized Appreciation (Depreciation)                                                      $    (134,999)
                                                                                                =============

----------
EUR -- Euro Dollar
JPY -- Japanese Yen
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Treasuries                                                            19.8%
Financial Services                                                         16.5%
U.S. Government Agencies                                                   10.3%
Banks                                                                       6.0%
Repurchase Agreements                                                       5.1%
Insurance                                                                   4.9%
Foreign Government                                                          4.3%
Telecommunications                                                          3.5%
Electric Utilities                                                          2.9%
Broadcasting & Media                                                        2.4%
Health Services                                                             1.9%
Leisure & Tourism                                                           1.8%
Energy Sources                                                              1.7%
Drugs                                                                       1.6%
Energy Services                                                             1.6%
Food, Beverage & Tobacco                                                    1.4%
Automotive                                                                  1.2%
Multi-Industry                                                              1.2%
Aerospace & Military Technology                                             1.1%
Forest Products                                                             1.1%
Retail                                                                      1.1%
Business Services                                                           1.0%
Real Estate Investment Trusts                                               1.0%
Electronics                                                                 0.9%
Medical Products                                                            0.9%
Internet Content                                                            0.9%
Computer Software                                                           0.8%
Metals & Minerals                                                           0.8%
Chemicals                                                                   0.7%
Housing & Household Durables                                                0.7%
Computers & Business Equipment                                              0.6%
Gas & Pipeline Utilities                                                    0.6%
Telephone                                                                   0.6%
Apparel & Textiles                                                          0.4%
Entertainment Products                                                      0.4%
Real Estate Companies                                                       0.4%
Communication Equipment                                                     0.2%
Household & Personal Products                                               0.2%
Municipal Bonds                                                             0.2%
Plastic                                                                     0.2%
Transportation                                                              0.2%
Computer Services                                                           0.1%
Education                                                                   0.1%
Machinery                                                                   0.1%
Electrical Equipment                                                        0.0%
Information Technology                                                      0.0%
                                                                          -----
                                                                          103.4%
                                                                          =====

CREDIT QUALITY+#

Government/Agency/Treasury                                                 36.0%
AAA                                                                        17.7%
AA                                                                          0.7%
A                                                                          12.6%
BBB                                                                        25.1%
BB                                                                          3.4%
B                                                                           2.6%
CCC                                                                         0.8%
Not rated@                                                                  1.1%
                                                                          -----
                                                                          100.0%
                                                                          =====

*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 15.4%

CONSUMER DISCRETIONARY -- 1.5%

APPAREL & TEXTILES -- 0.4%
Nike, Inc., Class B                                                                  8,510   $       670,588

AUTOMOTIVE -- 0.1%
Advanced Auto Parts, Inc.+                                                           5,605           192,812

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Pulte Homes, Inc.                                                                    3,000           184,110

RETAIL -- 0.9%
Home Depot, Inc.                                                                     4,500           176,400
Kohl's Corp.+                                                                       12,980           625,506
Limited Brands                                                                      10,500           234,045
Masco Corp.                                                                          4,400           151,932
Wal-Mart Stores, Inc.                                                                5,000           266,000
Williams-Sonoma, Inc.+                                                               3,000           112,650
                                                                                             ---------------
                                                                                                   2,614,043
                                                                                             ---------------
CONSUMER STAPLES -- 0.4%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Altria Group, Inc.                                                                   4,200           197,568
PepsiCo, Inc.                                                                        4,000           194,600

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Estee Lauder Cos., Inc., Class A                                                     4,400           183,920
Procter & Gamble Co.                                                                 2,500           135,300
                                                                                             ---------------
                                                                                                     711,388
                                                                                             ---------------
ENERGY -- 1.2%

ENERGY SERVICES -- 0.4%
Baker Hughes, Inc.                                                                   4,000           174,880
BJ Services Co.                                                                      6,220           325,990
Suncor Energy, Inc.                                                                  6,275           200,863
Texas Petrochemicals, Inc.+                                                            986             9,490

ENERGY SOURCES -- 0.8%
ChevronTexaco Corp.                                                                  2,500           134,100
EOG Resources, Inc.                                                                  1,900           125,115
Exxon Mobil Corp.                                                                    9,000           434,970
Marathon Oil Corp.                                                                   4,000           165,120
Murphy Oil Corp.                                                                     3,440           298,489
Transocean, Inc.+                                                                    4,000           143,120
XTO Energy, Inc.                                                                     3,000            97,440
                                                                                             ---------------
                                                                                                   2,109,577
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 3.5%

BANKS -- 1.3%
Bank of America Corp.                                                               21,805   $       944,811
Comerica, Inc.                                                                       3,000           178,050
J.P. Morgan Chase & Co.                                                              6,000           238,380
U.S. Bancorp                                                                         7,000           202,300
Wells Fargo & Co.                                                                   11,935           711,684

FINANCIAL SERVICES -- 1.1%
American Express Co.                                                                 5,400           277,884
Capital One Financial Corp.                                                          3,000           221,700
Citigroup, Inc.                                                                      4,833           213,232
Countrywide Credit Industries, Inc.                                                  3,000           118,170
Goldman Sachs Group, Inc.                                                            7,115           663,402
Mellon Financial Corp.                                                               5,000           138,450
Morgan Stanley                                                                       3,150           155,295
SLM Corp.                                                                            3,105           138,483

INSURANCE -- 1.1%
Aetna, Inc.                                                                          9,700           969,321
Allstate Corp.                                                                       6,605           316,974
Berkshire Hathaway, Inc., Class B+                                                     230           660,330
                                                                                             ---------------
                                                                                                   6,148,466
                                                                                             ---------------

HEALTHCARE -- 2.5%

DRUGS -- 1.0%
Abbott Laboratories                                                                  3,000           127,080
Amgen, Inc.+                                                                         3,000           170,040
Forest Laboratories, Inc.+                                                           4,455           200,386
Genentech, Inc.+                                                                    16,470           863,358
Invitrogen Corp.+                                                                    2,585           142,149
Pfizer, Inc.                                                                         9,920           303,552

HEALTH SERVICES -- 0.9%
Anthem, Inc.+                                                                        2,570           224,233
UnitedHealth Group, Inc.                                                            17,460         1,287,500

MEDICAL PRODUCTS -- 0.6%
Becton Dickinson & Co.                                                               4,000           206,800
Guidant Corp.                                                                        2,450           161,798
Johnson & Johnson                                                                    3,800           214,054
Medtronic, Inc.                                                                      3,000           155,700
St. Jude Medical, Inc.+                                                              2,800           210,756
Stryker Corp.                                                                        3,000           144,240
                                                                                             ---------------
                                                                                                   4,411,646
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 1.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Boeing Co.                                                                           3,300           170,346
General Dynamics Corp.                                                               2,000           204,200
Lockheed Martin Corp.                                                                3,110           173,476
Northrop Grumman Corp.                                                               4,190           223,452
United Technologies Corp.                                                            3,300           308,154

                                                                                                  VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 0.8%
3M Co.                                                                               1,805   $       144,346
Danaher Corp.                                                                        3,000           153,840
General Electric Co.                                                                15,000           503,700
Honeywell International, Inc.                                                        8,000           286,880
Tyco International, Ltd.                                                             6,400           196,224

TRANSPORTATION -- 0.1%
United Parcel Service, Inc., Class B                                                 3,000           227,760
                                                                                             ---------------
                                                                                                   2,592,378
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 0.6%

BROADCASTING & MEDIA -- 0.3%
AOL Time Warner, Inc.+                                                              14,000           225,960
McGraw-Hill Cos., Inc.                                                               2,000           159,380
Omnicom Group, Inc.                                                                  1,000            73,060

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology                                                        5,000           179,750
Walt Disney Co.                                                                      6,400           144,320

LEISURE & TOURISM -- 0.1%
Carnival Corp.                                                                       3,200           151,328
Outback Steakhouse, Inc.                                                             1,330            55,235
                                                                                             ---------------
                                                                                                     989,033
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 4.1%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                       9,000           351,360

COMPUTER SERVICES -- 0.1%
Symantec Corp.+                                                                      4,330           237,630

COMPUTER SOFTWARE -- 0.8%
Adobe Systems, Inc.                                                                  3,700           183,039
Electronic Arts, Inc.+                                                              16,925           778,381
Microsoft Corp.                                                                     17,200           475,580

COMPUTERS & BUSINESS EQUIPMENT -- 0.6%
Apple Computer, Inc.+                                                               16,320           632,400
Dell, Inc.+                                                                          4,000           142,400
International Business Machines Corp.                                                3,400           291,516

ELECTRONICS -- 0.8%
Applied Materials, Inc.+                                                            10,000           164,900
Energizer Holdings, Inc.+                                                            5,670           261,387
Intel Corp.                                                                          8,000           160,480
Samsung Electronics Co., Ltd.                                                          980           389,787
Texas Instruments, Inc.                                                             21,275           452,732

INTERNET CONTENT -- 0.9%
Amazon.com, Inc.+                                                                    6,140           250,881
eBay, Inc.+                                                                          7,785           715,753
Yahoo!, Inc.+                                                                       18,865           639,712

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 0.7%
Cisco Systems, Inc.+                                                                 8,600   $       155,660
EchoStar Communications Corp., Class A+                                                315             9,803
Motorola, Inc.                                                                       9,200           165,968
Nextel Communications, Inc., Class A+                                               22,920           546,413
Verizon Communications, Inc.                                                         7,000           275,660
                                                                                             ---------------
                                                                                                   7,281,442
                                                                                             ---------------

MATERIALS -- 0.1%

CHEMICALS -- 0.1%
Dow Chemical Co.                                                                     3,500           158,130
Pioneer Companies, Inc.+                                                               212             3,180
                                                                                             ---------------
                                                                                                     161,310
                                                                                             ---------------
TOTAL COMMON STOCK (cost $22,931,752)                                                             27,019,283
                                                                                             ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C+(4)(9) (cost $0)                                         360                18
                                                                                             ---------------

                                                                                PRINCIPAL
                                                                                AMOUNT(10)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.8%

FINANCE -- 5.7%

FINANCIAL SERVICES -- 5.7%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*                    $    120,000   $       121,984
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                       550,000           549,433
Capital One Auto Finance Trust 3.18% due 09/15/10                                  990,000           988,233
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11         500,000           501,630
Capital One Prime Auto Receivable Trust 2.88% due 06/15/10                         990,000           984,556
Citibank Credit Card Issuance Trust 2.90% due 05/17/10                             990,000           969,852
Citibank Credit Card Issuance Trust 3.20% due 08/24/09                             500,000           497,422
Fleet Credit Card Master Trust II 2.40% due 07/15/08                               990,000           987,209
Harley Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12              915,000           918,276
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                    225,000           224,056
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09           690,000           681,351
Onyx Acceptance Owner Trust 2.94% due 11/15/08                                     610,000           610,012
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                  210,000           235,751
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                 202,000           218,422
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3
 3.05% due 07/25/16                                                                230,000           227,164
USAA Auto Owner Trust 2.67% due 10/15/10                                           990,000           978,459
World Omni Auto Receivables Trust, Series 2004-A A4 3.96% due 07/12/11             400,000           405,062
                                                                                             ---------------
                                                                                                  10,098,872
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 0.1%

U.S. GOVERNMENT AGENCIES -- 0.1%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(12)                  18,338            18,593
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(12)                 24,703            25,258

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% due 11/15/22(12)           $      5,646   $         5,641
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(12)                 96,000           103,726
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(12)               2,970             3,069
                                                                                             ---------------
                                                                                                     156,287
                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $10,304,887)                                                  10,255,159
                                                                                             ---------------

BONDS & NOTES -- 76.5%

CONSUMER DISCRETIONARY -- 1.9%

APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 7.00% due 11/01/06                                               20,000            20,000

AUTOMOTIVE -- 1.1%
Accuride Corp., Series B 9.25% due 02/01/08                                         20,000            20,450
Advanced Accessory Holdings Corp. 13.25% due 12/15/11(1)                            20,000             8,000
Arvinmeritor, Inc. 8.75% due 03/01/12                                               20,000            22,150
DaimlerChrysler NA Holding Corp. 6.40% due 05/15/06                                160,000           168,362
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                675,000           732,382
Dana Corp. 9.00% due 08/15/11                                                       35,000            42,262
Dura Operating Corp., Series B 8.63% due 04/15/12                                    5,000             4,950
Dura Operating Corp., Series D 9.00% due 05/01/09                                   10,000             8,900
Ford Motor Co. 7.45% due 07/16/31                                                  812,000           796,190
General Motors Corp. 7.20% due 01/15/11                                             44,000            46,599
General Motors Corp. 8.25% due 07/15/23                                             14,000            14,727
Navistar International Corp. 7.50% due 06/15/11                                      5,000             5,338
Navistar International Corp., Series B 9.38% due 06/01/06                            5,000             5,363
RJ Tower Corp. 12.00% due 06/01/13                                                  10,000             7,900
Stanadyne Corp. 10.00% due 08/15/14*                                                10,000            10,400
Tenneco Automotive, Inc. 10.25% due 07/15/13                                        10,000            11,400
Tenneco Automotive, Inc., Series B 11.63% due 10/15/09                               5,000             5,275
TRW Automotive, Inc. 11.00% due 02/15/13                                            18,000            21,420
Visteon Corp. 7.00% due 03/10/14                                                    20,000            19,000
Visteon Corp. 8.25% due 08/01/10                                                    15,000            15,787

HOUSING & HOUSEHOLD DURABLES -- 0.6%
Beazer Homes USA, Inc. 8.63% due 05/15/11                                           35,000            38,588
Centex Corp. 7.50% due 01/15/12                                                    120,000           138,460
Centex Corp. 7.88% due 02/01/11                                                    220,000           256,481
Champion Home Builders Co. 11.25% due 04/15/07                                       5,000             5,450
D.R. Horton, Inc. 9.75% due 09/15/10                                                35,000            42,262
KB Home 9.50% due 02/15/11                                                          35,000            38,938
Lennar Corp. 7.63% due 03/01/09                                                     90,000           101,927
Pulte Homes, Inc. 7.88% due 08/01/11                                               100,000           116,435
Pulte Homes, Inc. 8.13% due 03/01/11                                               185,000           217,122
Standard Pacific Corp. 6.25% due 04/01/14                                           10,000             9,925
Standard Pacific Corp. 9.50% due 09/15/10                                           10,000            10,950
Technical Olympic USA, Inc. 7.50% due 03/15/11                                      10,000            10,175

RETAIL -- 0.2%
Adesa, Inc. 7.63% due 06/15/12                                                      15,000            15,450
Jean Coutu Group, Inc. 8.50% due 08/01/14*                                          25,000            24,812
Jostens IH Corp. 7.63% due 10/01/12*                                                 5,000             5,025
May Department Stores Co. 3.95% due 07/15/07*                                       34,000            34,265

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Real Mex Restaurants, Inc. 10.00% due 04/01/10*                               $     10,000   $        10,150
Rite Aid Corp. 8.13% due 05/01/10                                                   35,000            36,750
Saks, Inc. 7.00% due 12/01/13                                                       30,000            30,600
Staples, Inc. 7.38% due 10/01/12                                                   185,000           214,306
Wal-Mart Stores, Inc. 6.88% due 08/10/09                                            44,000            49,901
                                                                                             ---------------
                                                                                                   3,394,827
                                                                                             ---------------

CONSUMER STAPLES -- 1.2%

FOOD, BEVERAGE & TOBACCO -- 1.2%
Altria Group, Inc. 7.00% due 11/04/13                                              215,000           224,323
American Rock Salt Co., LLC 9.50% due 03/15/14*                                     10,000            10,350
Anheuser-Busch Cos., Inc. 5.95% due 01/15/33                                        44,000            46,428
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                      31,000            40,924
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                 270,000           305,100
ConAgra Foods, Inc. 6.75% due 09/15/11                                             300,000           337,540
DIMON, Inc. 9.63% due 10/15/11                                                       5,000             5,275
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11                           35,000            26,775
Kraft Foods, Inc. 5.63% due 11/01/11                                                80,000            84,500
Kraft Foods, Inc. 6.25% due 06/01/12                                               240,000           262,206
Pepsico, Inc. 3.20% due 05/15/07                                                    39,000            39,163
Philip Morris Cos., Inc. 6.38% due 02/01/06                                        160,000           165,318
Standard Commercial Corp. 8.00% due 04/15/12*                                       20,000            20,400
Tyson Foods, Inc. 8.25% due 10/01/11                                               310,000           367,392
Unilever Capital Corp. 5.90% due 11/15/32                                           44,000            45,594
Winn-Dixie Stores, Inc. 8.88% due 04/01/08                                          20,000            16,300

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
JohnsonDiversey, Inc., Series B 9.63% due 05/15/12                                  10,000            11,200
Playtex Products, Inc. 8.00% due 03/01/11                                           10,000            10,600
Playtex Products, Inc. 9.38% due 06/01/11                                           10,000            10,250
Procter & Gamble Co. 5.80% due 08/15/34                                             24,000            25,084
                                                                                             ---------------
                                                                                                   2,054,722
                                                                                             ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                           200,000           252,313
                                                                                             ---------------

ENERGY -- 2.1%

ENERGY SERVICES -- 1.2%
Chesapeake Energy Corp. 6.88% due 01/15/16                                          10,000            10,450
Chesapeake Energy Corp. 7.50% due 09/15/13                                          10,000            10,950
Enterprise Products Operating LP 4.63% due 10/15/09*                               260,000           262,160
Enterprise Products Operating LP 6.65% due 10/15/34*                               170,000           170,434
Exco Resources, Inc. 7.25% due 01/15/11                                              5,000             5,300
Forest Oil Corp. 8.00% due 12/15/11*                                                20,000            22,450
Gaz Capital SA 8.63% due 04/28/34*                                                 180,000           191,250
Halliburton Co. 5.50% due 10/15/10                                                 250,000           261,896
Halliburton Co. 8.75% due 02/15/21                                                 150,000           190,037
Motiva Enterprises, LLC 5.20% due 09/15/12*                                        290,000           299,630

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Newfield Exploration Co. 6.63% due 09/01/14*                                  $     10,000   $        10,425
PacifiCorp, Series MBIA 6.38% due 05/15/08                                         280,000           308,146
Parker Drilling Co. 9.63% due 10/01/13                                              10,000            11,150
Petroleum Geo-Services 10.00% due 11/05/10                                          20,000            22,650
Plains Exploration & Production Co. 7.13% due 06/15/14*                              5,000             5,363
Premcor Refining Group, Inc. 6.13% due 05/01/11                                    220,000           227,700
Premcor Refining Group, Inc. 6.75% due 05/01/14                                     10,000            10,350
Pride International, Inc. 7.38% due 07/15/14*                                        5,000             5,550
Southern California Public Power Authority Project 6.93% due 05/15/17              125,000           146,971
Westar Energy, Inc. 9.75% due 05/01/07                                              12,000            13,670
Western Resources, Inc. 7.13% due 08/01/09                                          15,000            16,572

ENERGY SOURCES -- 0.9%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                  200,000           261,026
Amerada Hess Corp. 6.65% due 08/15/11                                               38,000            41,956
Calpine Canada Energy Finance ULC 8.50% due 05/01/08                               100,000            69,000
Chesapeake Energy Corp. 7.75% due 01/15/15                                          95,000           103,550
Conoco, Inc. 6.95% due 04/15/29                                                     44,000            50,767
Consol Energy, Inc. 7.88% due 03/01/12                                              10,000            11,150
Devon Energy Corp. 2.75% due 08/01/06                                               30,000            29,797
Encore Acquisition Co. 8.38% due 06/15/12                                            5,000             5,575
Energy Corp. of America, Series A 9.50% due 05/15/07                                66,000            63,360
Giant Industries, Inc. 11.00% due 05/15/12                                           6,000             6,870
Husky Oil, Ltd. 7.55% due 11/15/16                                                 200,000           237,670
Magnum Hunter Resources, Inc. 9.60% due 03/15/12                                     5,000             5,650
Peabody Energy Corp., Series B 6.88% due 03/15/13                                   10,000            10,800
Pemex Project Funding Master Trust 8.63% due 03/22/05                               25,000            28,425
Pemex Project Funding Master Trust 9.13% due 10/13/10                              520,000           618,800
                                                                                             ---------------
                                                                                                   3,747,500
                                                                                             ---------------

FINANCE -- 17.6%

BANKS -- 4.7%
American Express Centurion Bank 4.38% due 07/30/09                                  20,000            20,435
Bank of America Corp. 4.25% due 10/01/10                                            30,000            30,078
Bank of America Corp. 7.40% due 01/15/11                                           910,000         1,060,555
BankBoston Capital Trust 2.45% due 06/08/28(2)                                      36,000            34,687
BB&T Corp. 4.75% due 10/01/12                                                      410,000           411,328
Chevy Chase Bank FSB 6.88% due 12/01/13                                              5,000             5,050
China Development Bank 4.75% due 10/08/14(5)                                        37,000            35,920
Dresdner Funding Trust I 8.15% due 06/30/31*                                        38,000            45,926
European Investment Bank 4.00% due 03/15/05                                         29,000            29,277
Export Import Bank of Korea 4.13% due 02/10/09*                                    135,000           134,967
Export Import Bank of Korea 4.50% due 08/12/09                                     110,000           111,334
First Maryland Capital II 2.54% due 02/01/27(2)                                     32,000            31,060
First Union Bancorp 7.50% due 04/15/35                                              23,000            28,677
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(13)       1,100,000         1,195,369
HBOS, PLC 6.00% due 11/01/33*                                                      460,000           471,453
Huntington National Bank 4.65% due 06/30/09                                        397,000           407,424
Key Bank NA 4.10% due 06/30/05                                                      38,000            38,515
Key Bank NA 7.00% due 02/01/11                                                      15,000            16,806
Keycorp 2.75% due 02/27/07                                                           6,000             5,941
MBNA America Bank 5.38% due 01/15/08                                               380,000           398,450

                                       80
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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                       $    370,000   $       381,740
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                         440,000           528,633
National City Bank 2.50% due 04/17/06                                                6,000             5,987
National City Corp. 7.20% due 05/15/05                                             220,000           226,513
NCNB Corp. 9.38% due 09/15/09                                                       80,000            99,029
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                            330,000           389,940
Popular North America, Inc. 3.88% due 10/01/08                                     330,000           329,814
RBS Capital Trust I 2.78% due 09/30/14(2)                                           19,000            19,132
Riggs Capital Trust 8.63% due 12/31/26                                              25,000            27,375
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09                               400,000           440,987
Scotland International Finance BV 7.70% due 08/15/10*                              290,000           340,337
U.S. Bancorp 7.50% due 06/01/26                                                    245,000           296,273
US Bank NA 3.70% due 08/01/07                                                       34,000            34,347
US Bank NA 3.90% due 08/15/08                                                        6,000             6,047
Washington Mutual Bank FA 5.50% due 01/15/13                                        38,000            39,376
Washington Mutual Bank FA 5.65% due 08/15/14                                         6,000             6,220
Wells Fargo & Co. 5.13% due 09/01/12                                                27,000            27,751
Wells Fargo & Co. 6.38% due 08/01/11                                               370,000           412,519
Western Financial Bank 9.63% due 05/15/12                                           10,000            11,300
World Savings Bank FSB 4.50% due 06/15/09                                           21,000            21,516

FINANCIAL SERVICES -- 9.1%
Alamosa Delaware, Inc. 11.00% due 07/31/10                                          20,000            22,650
American Express Co. 3.75% due 11/20/07                                              6,000             6,062
Arch Western Finance, LLC 1.00% due 07/01/13*                                       10,000            10,750
Aries Vermogensverwaltungs GmbH 9.60% due 10/25/14*                                250,000           280,625
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(13)               85,000            92,591
Athena Neurosciences Finance, LLC 7.25% due 02/21/08                               265,000           268,312
BCP Caylux Holdings Luxembourg SCA 9.63% due 06/15/14*                              30,000            32,400
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44% due
  06/16/30(13)                                                                     200,000           218,305
Boeing Capital Corp. 6.50% due 02/15/12                                            390,000           436,600
Borden US Finance Corp. 9.00% due 07/15/14*                                          5,000             5,250
Bowater Canada Finance Corp. 7.95% due 11/15/11                                     30,000            31,676
Canadian Oil Sands, Ltd. 4.80% due 08/10/09*                                         4,000             4,057
CIT Group, Inc. 5.13% due 09/30/14                                                  27,000            26,968
CIT Group, Inc. 7.75% due 04/02/12                                                  17,000            20,118
Citicorp Capital I 7.93% due 02/15/27                                               28,000            30,957
Citigroup, Inc. 5.00% due 09/15/14*                                                373,023           373,487
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due
  04/01/12*                                                                         90,000            92,250
Credit National Interfinance BV 7.00% due 11/14/05                                 210,000           219,139
Credit Suisse First Boston USA, Inc. 5.50% due 08/15/13                            590,000           613,288
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due
  06/20/29(13)                                                                      98,500           105,427
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% due
  01/17/35(13)                                                                     200,000           216,331
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(13)             381,753           410,888
Downey Financial Corp. 6.50% due 07/01/14                                           37,000            38,747
Duke Capital, LLC 5.67% due 08/15/14                                                30,000            30,598
ERAC USA Finance Co. 8.00% due 01/15/11*                                           110,000           130,368
Farmers Exchange Capital 7.05% due 07/15/28*                                       530,000           538,578
Ford Motor Credit Co. 2.07% due 03/13/07(2)                                         25,000            24,547
Ford Motor Credit Co. 7.38% due 02/01/11                                           750,000           815,634
Ford Motor Credit Co. 7.88% due 06/15/10                                           210,000           234,225
Ford Motor Credit Co. 7.38% due 10/28/09                                            36,000            39,432

                                       81
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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
General Electric Capital Corp., Series MTNA 2.80% due 01/15/07                $     43,000   $        42,736
General Electric Capital Corp., Series MTNA 4.75% due 09/15/14                      48,000            47,711
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                     460,000           505,379
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11                      44,000            48,518
General Motors Acceptance Corp. 4.50% due 07/15/06                                  38,000            38,595
General Motors Acceptance Corp. 6.88% due 09/15/11                                 680,000           713,336
General Motors Acceptance Corp. 8.38% due 07/15/33                                 895,000           950,286
Goldman Sachs Group, Inc. 6.13% due 02/15/33                                        44,000            44,195
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                       350,000           390,868
Household Finance Corp. 3.38% due 02/21/06                                           6,000             6,050
Household Finance Corp. 4.75% due 05/15/09                                          18,000            18,578
Household Finance Corp. 6.38% due 10/15/11                                         840,000           925,851
IPCS Escrow Co. 11.50% due 05/01/12*                                                80,000            84,000
J.P. Morgan Chase Capital XIII 2.88% due 09/30/34(2)                                30,000            29,697
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                       1,065,000         1,070,709
J.P. Morgan Chase & Co. 5.25% due 05/30/07                                          44,000            46,238
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                          38,000            42,653
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(13)             240,000           264,357
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                   23,000            25,726
MDP Acquisitions, PLC 9.63% due 10/01/12                                             5,000             5,650
Morgan Stanley 3.88% due 01/15/09                                                    2,000             2,000
Morgan Stanley 4.75% due 04/01/14                                                  349,000           337,859
Morgan Stanley 5.80% due 04/01/07                                                  390,000           413,883
Morgan Stanley Capital I 7.11% due 04/15/33(13)                                  1,100,000         1,240,901
Morgan Stanley Dean Witter Capital I, Series 1998-HF2, Class A2 6.48% due
  11/15/30(13)                                                                     100,000           109,051
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due
  02/15/33(13)                                                                     217,200           244,277
New ASAT Finance, Ltd. 9.25% due 02/01/11*                                          25,000            21,000
NiSource Finance Corp. 7.63% due 11/15/05                                           10,000            10,508
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(13)           600,000           657,393
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(13)           500,000           569,763
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                   64,444            69,882
PNC Funding Corp. 5.75% due 08/01/06                                                39,000            40,860
Pricoa Global Funding I 4.35% due 06/15/08*                                          3,000             3,074
Principal Financial Group Australia PTY, Ltd. 8.20% due 08/15/09*                  370,000           433,903
Prudential Financial, Inc. 5.10% due 09/20/14                                      254,000           254,219
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                              44,000            45,952
SB Treasury Co., LLC 9.40% due 06/30/08*(3)                                        370,000           435,412
TIAA Global Markets, Inc. 4.13% due 11/15/07*                                        6,000             6,137
UCAR Finance, Inc. 10.25% due 02/15/12                                              10,000            11,450
UFJ Finance Aruba AEC 6.75% due 07/15/13                                           340,000           376,981
UGS Corp. 10.00% due 06/01/12*                                                      10,000            10,900
Vanguard Health Holding Co. II, LLC 9.00% due 10/01/14*                             25,000            25,125
Von Hoffman Corp. 10.25% due 03/15/09                                               10,000            11,100
Washington Mutual Finance Corp. 6.25% due 05/15/06                                  37,000            39,013

INSURANCE -- 3.8%
AAG Holding Co., Inc. 6.88% due 06/01/08                                           190,000           201,548
ACE Capital Trust II 9.70% due 04/01/30                                            360,000           495,018
ACE INA Holdings, Inc. 8.30% due 08/15/06                                          140,000           152,808
Allstate Corp. 7.20% due 12/01/09                                                   38,000            43,664
Allstate Financing II 7.83% due 12/01/45                                            53,000            58,977
American Financial Group, Inc. 7.13% due 04/15/09                                  280,000           306,741
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                      280,000           286,914

                                       82
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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Anthem Insurance Co., Inc. 9.13% due 04/01/10*                                $    310,000   $       383,549
Assurant, Inc. 5.63% due 02/15/14                                                   17,000            17,444
Cigna Corp. 6.38% due 01/15/06                                                     170,000           177,066
Dai-Ichi Mutual Life Insurance Co. 5.73% due 03/17/14*                             400,000           408,203
Equitable Cos., Inc. 7.00% due 04/01/28                                            160,000           183,333
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05                               20,000            20,476
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                              340,000           410,274
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                 50,000            45,500
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                          350,000           412,382
Jackson National Life Insurance Co. 8.15% due 03/15/27*                             49,000            60,556
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                   320,000           333,717
Marsh & McLennan Cos., Inc. 5.88% due 08/01/33                                     270,000           268,673
MONY Group, Inc. 7.45% due 12/15/05                                                215,000           224,871
Ohio Casualty Corp. 7.30% due 06/15/14                                              33,000            34,825
Protective Life Secured Trust 4.00% due 04/01/11                                   390,000           381,063
ReliaStar Financial Corp. 8.00% due 10/30/06                                       250,000           275,193
St. Paul Cos., Inc. 5.75% due 03/15/07                                             310,000           325,741
Torchmark Corp. 6.25% due 12/15/06                                                 210,000           224,139
Travelers Property Casualty Corp. 6.38% due 03/15/33                               130,000           133,193
Unitrin, Inc. 4.88% due 11/01/10                                                   295,000           292,897
W.R. Berkley Capital Trust 8.20% due 12/15/45                                      320,000           346,460
XL Capital Europe, PLC 6.50% due 01/15/12                                          170,000           186,633
XL Capital, Ltd. 5.25% due 09/15/14                                                 27,000            27,101
                                                                                             ---------------
                                                                                                  30,919,083
                                                                                             ---------------

HEALTHCARE -- 1.9%

DRUGS -- 0.6%
Merck & Co., Inc. 5.95% due 12/01/28                                                22,000            23,061
Omnicare, Inc. 6.13% due 06/01/13                                                    5,000             5,025
Omnicare, Inc., Series B 8.13% due 03/15/11                                         10,000            10,875
Pfizer, Inc. 2.50% due 03/15/07                                                     44,000            43,540
Schering-Plough Corp. 6.50% due 12/01/33                                           414,000           448,265
Valeant Pharmaceuticals International 7.00% due 12/15/11                             5,000             5,062
Wyeth 6.45% due 02/01/24                                                            38,000            38,970
Wyeth 6.95% due 03/15/11                                                           460,000           511,515

HEALTH SERVICES -- 1.0%
Anthem, Inc. 6.80% due 08/01/12                                                    390,000           439,608
Cardinal Health, Inc. 6.75% due 02/15/11                                           125,000           134,545
HCA, Inc. 6.95% due 05/01/12                                                        50,000            53,988
Humana, Inc. 7.25% due 08/01/06                                                    440,000           469,708
NDC Health Corp. 10.50% due 12/01/12                                                50,000            54,625
Radiologix, Inc., Series B 10.50% due 12/15/08                                      25,000            25,875
Tenet Healthcare Corp. 6.50% due 06/01/12                                           25,000            22,375
Triad Hospitals, Inc. 7.00% due 05/15/12                                            10,000            10,450
Triad Hospitals, Inc. 7.00% due 11/15/13                                            10,000            10,175
UnitedHealth Group, Inc. 7.50% due 11/15/05                                        380,000           400,172
WellPoint Health Networks, Inc. 6.38% due 01/15/12                                 110,000           121,416

MEDICAL PRODUCTS -- 0.3%
Allegiance Corp. 7.00% due 10/15/26                                                310,000           313,827
AmerisourceBergen Corp. 7.25% due 11/15/12                                          10,000            10,850

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
AmerisourceBergen Corp. 8.13% due 09/01/08                                    $     20,000   $        22,200
Biovail Corp. 7.88% due 04/01/10                                                    35,000            35,700
Hanger Orthopedic Group, Inc. 10.38% due 02/15/09                                   20,000            18,400
MEDIQ/PRN Life Support Services, Inc.+(5)(9)(11)                                    25,000                 0
VWR International, Inc. 6.88% due 04/15/12*                                          5,000             5,225
VWR International, Inc. 8.00% due 04/15/14*                                         10,000            10,575
                                                                                             ---------------
                                                                                                   3,246,027
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 2.1%

AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
Argo Tech Corp. 9.25% due 06/01/11*                                                 10,000            10,725
Goodrich Corp. 6.45% due 12/15/07                                                   38,000            41,025
Goodrich Corp. 7.50% due 04/15/08                                                  170,000           189,984
K & F Industries, Inc., Series B 9.25% due 10/15/07                                  7,000             7,131
Northrop Grumman Corp. 4.08% due 11/16/06                                           42,000            42,667
Northrop Grumman Corp. 7.13% due 02/15/11                                           12,000            13,794
Raytheon Co. 4.85% due 01/15/11                                                     27,000            27,718
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                 373,488           402,213
Sequa Corp. 9.00% due 08/01/09                                                      10,000            11,000
Sequa Corp., Series B 8.88% due 04/01/08                                            15,000            16,275

BUSINESS SERVICES -- 1.0%
Advanstar Communications, Inc. 10.75% due 08/15/10                                   5,000             5,538
Advanstar Communications, Inc. 12.00% due 02/15/11                                   5,000             5,350
Allied Waste North America, Inc. 5.75% due 02/15/11                                 30,000            28,500
Allied Waste North America, Inc. 7.88% due 04/15/13                                 25,000            26,375
Allied Waste North America, Inc., Series B 8.50% due 12/01/08                       35,000            37,975
American Color Graphics, Inc. 10.00% due 06/15/10                                   10,000             7,700
Cornell Cos., Inc. 10.75% due 07/01/12*                                             10,000            10,050
Erac USA Finance Co. 8.25% due 05/01/05*                                           180,000           185,577
Hertz Corp. 4.70% due 10/02/06                                                       6,000             6,115
Hertz Corp. 6.35% due 06/15/10                                                      17,000            17,614
Hertz Corp. 6.90% due 08/15/14                                                      12,000            12,503
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                          400,000           407,804
Iron Mountain, Inc. 8.25% due 07/01/11                                              25,000            26,100
Koppers, Inc. 9.88% due 10/15/13                                                    15,000            16,575
Lamar Media Corp. 7.25% due 01/01/13                                                10,000            10,750
Lazydays RV Center, Inc. 11.75% due 05/15/12*                                       25,000            26,250
Monsanto Co. 7.38% due 08/15/12                                                    430,000           503,460
PSA Corp., Ltd. 7.13% due 08/01/05*                                                220,000           227,575
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12                                  10,000            12,125
R.H. Donnelley Finance Corp. I 10.88% due 12/15/12*                                 10,000            12,125
Rent-Way, Inc. 11.88% due 06/15/10                                                  25,000            27,250
United Rentals (North America), Inc. 6.50% due 02/15/12                             20,000            19,250
Waste Management, Inc. 7.00% due 07/15/28                                           38,000            42,054
Waste Management, Inc. 7.38% due 05/15/29                                           24,000            27,567
Xerox Corp. 6.88% due 08/15/11                                                      40,000            41,800
Xerox Corp. 7.63% due 06/15/13                                                      20,000            21,600
Xerox Corp. 9.75% due 01/15/09                                                      15,000            17,475

ELECTRICAL EQUIPMENT -- 0.0%
General Cable Corp. 9.50% due 11/15/10                                              10,000            11,100
WESCO Distribution, Inc., Series B 9.13% due 06/01/08                               35,000            36,094

                                       84
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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.1%
Atlas Copco AB 6.50% due 04/01/08*                                            $     15,000   $        16,233
Blount, Inc. 8.88% due 08/01/12                                                     10,000            10,625
Case New Holland, Inc. 9.25% due 08/01/11*                                          35,000            39,200
Manitowoc Co., Inc. 10.50% due 08/01/12                                             10,000            11,525
Numatics, Inc., Series B 9.63% due 04/01/08                                         25,000            22,500
Polypore, Inc. 8.75% due 05/15/12*                                                  30,000            31,125

MULTI-INDUSTRY -- 0.4%
American Standard Cos., Inc. 7.63% due 02/15/10                                     10,000            11,325
Invensys, PLC 9.88% due 03/15/11*                                                   20,000            20,500
J.B. Poindexter & Co., Inc. 8.75% due 03/15/14*                                     10,000            10,575
SCG Holdings Corp. 0.01% due 08/04/11*                                              25,000            33,750
Tyco International Group SA 4.44% due 06/15/07*                                     34,000            34,745
Tyco International Group SA 6.13% due 01/15/09                                      20,000            21,744
Tyco International Group SA 6.38% due 02/15/06                                     240,000           250,903
Tyco International Group SA 6.38% due 10/15/11                                     216,000           238,879
Tyco International Group SA 6.75% due 02/15/11                                      45,000            50,629

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                               31,000            38,803
FedEx Corp. 6.72% due 01/15/22                                                     154,125           172,976
                                                                                             ---------------
                                                                                                   3,608,820
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 4.0%

BROADCASTING & MEDIA -- 2.1%
AOL Time Warner, Inc. 6.13% due 04/15/06                                            44,000            46,001
AOL Time Warner, Inc. 6.88% due 05/01/12                                           300,000           334,703
AOL Time Warner, Inc. 7.63% due 04/15/31                                           290,000           333,790
Cablevision Systems Corp. 8.00% due 04/15/12*                                      130,000           135,737
CanWest Media, Inc. 10.63% due 05/15/11                                             35,000            39,812
Chancellor Media Corp. 8.00% due 11/01/08                                          350,000           396,910
Charter Communications Holdings, LLC 8.63% due 04/01/09                             10,000             7,775
Charter Communications Holdings, LLC 9.92% due 04/01/11(1)                          25,000            19,250
Charter Communications Holdings, LLC 10.75% due 10/01/09                            15,000            12,300
Charter Communications Holdings, LLC 11.13% due 01/15/11                           100,000            81,000
Charter Communications Holdings, LLC 13.50% due 01/15/11(1)                         40,000            28,600
Clear Channel Communications, Inc. 5.75% due 01/15/13                               22,000            22,597
Clear Channel Communications, Inc. 6.00% due 11/01/06                               20,000            21,001
Coleman Cable, Inc. 9.88% due 10/01/12*                                             10,000            10,250
Comcast Cable Communications, Inc. 6.88% due 06/15/09                               41,000            45,570
Comcast Cable Communications, Inc. 8.50% due 05/01/27                               80,000           101,833
Cox Communications, Inc. 6.85% due 01/15/18                                         21,000            21,345
Cox Communications, Inc. 7.75% due 08/15/06                                         22,000            23,600
Cox Communications, Inc. 7.75% due 11/01/10                                        360,000           401,206
CSC Holdings, Inc., Series B 7.63% due 04/01/11                                     20,000            21,075
Dex Media East, LLC/Dex Media East Finance Co. 12.13% due 11/15/12                  10,000            12,450
Dex Media West, LLC/Dex Media Finance Co. 9.88% due 08/15/13                        23,000            27,025
Dex Media, Inc. 9.00% due 11/15/13(1)                                               40,000            29,300
Echostar DBS Corp. 6.38% due 10/01/11                                               10,000            10,125
Granite Broadcast Corp. 9.75% due 12/01/10                                           5,000             4,625
Houghton Mifflin Co. 9.88% due 02/01/13                                             10,000            10,500
Insight Communications Cos., Inc. 12.25% due 02/15/11(1)                           100,000            93,500
LBI Media, Inc. 11.00% due 10/15/13(1)                                              15,000            10,819
Liberty Group Operating, Inc. 9.38% due 02/01/08                                    10,000            10,075
Liberty Media Corp. 3.38% due 09/17/06(2)                                           37,000            37,396

                                       85
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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Liberty Media Corp. 7.75% due 07/15/09                                        $    370,000   $       410,574
LodgeNet Entertainment Corp. 9.50% due 06/15/13                                     10,000            10,900
Mediacom Broadband, LLC 11.00% due 07/15/13                                         25,000            26,625
Mediacom LLC/Mediacom Capital Corp. 9.50% due 01/15/13                               5,000             4,813
News America Holdings, Inc. 7.75% due 12/01/45                                       3,000             3,555
News America, Inc. 7.63% due 11/30/28                                               44,000            51,424
PRIMEDIA, Inc. 8.88% due 05/15/11                                                   10,000            10,000
Quebecor Media, Inc. 11.13% due 07/15/11                                            10,000            11,550
Quebecor Media, Inc. 13.75% due 07/15/11(1)                                         20,000            19,300
Rogers Cable, Inc. 6.25% due 06/15/13                                               70,000            68,600
Shaw Communications, Inc. 8.25% due 04/11/10                                        10,000            11,300
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11                                   10,000            10,850
Telenet Group Holding NV 11.50% due 06/15/14*(1)                                   125,000            91,875
USA Interactive 7.00% due 01/15/13                                                 490,000           536,249
Vertis, Inc. 10.88% due 06/15/09                                                    10,000            10,750
Young Broadcasting, Inc. 10.00% due 03/01/11                                        50,000            51,500

ENTERTAINMENT PRODUCTS -- 0.2%
Corus Entertainment, Inc. 8.75% due 03/01/12                                        20,000            22,075
Walt Disney Co. 5.38% due 06/01/07                                                 350,000           365,944
Warner Music Group 7.38% due 04/15/14*                                               5,000             5,162

LEISURE & TOURISM -- 1.7%
American Airlines, Inc., Series 01-1 6.82% due 05/23/11                            335,000           297,120
American Airlines, Inc., Series 2003-1 3.86% due 01/09/12                           82,848            81,709
American Airlines, Inc., Series 99-1 7.02% due 10/15/09                            240,000           235,842
AMF Bowling Worldwide, Inc. 10.00% due 03/01/10*                                    10,000            10,600
Atlas Air, Inc., Series 1999-1 B 7.63% due 01/02/15                                 70,730            50,192
Atlas Air, Inc., Series 2000-1 A 8.71% due 07/02/21                                 64,965            63,928
Aztar Corp. 9.00% due 08/15/11                                                      10,000            11,075
Bally Total Fitness Holding Corp. 10.50% due 07/15/11                               15,000            14,250
Bombardier Recreational Products, Inc. 8.38% due 12/15/13*                          25,000            26,312
Continental Airlines, Inc. 9.56% due 09/01/19                                       35,795            35,587
Continental Airlines, Inc., Series 98-3 6.32% due 11/01/08                         450,000           438,693
Continental Airlines, Inc., Series 981A 6.65% due 09/15/17                          63,437            59,379
Continental Airlines, Inc., Series 991C 6.95% due 02/01/05                          12,383             9,424
Delta Air Lines, Inc. 7.90% due 12/15/09                                            45,000            12,600
Delta Air Lines, Inc. 10.00% due 08/15/08                                           15,000             4,500
Delta Air Lines, Inc., Series 00-1 7.57% due 11/18/10                              115,000           103,278
Delta Air Lines, Inc., Series 01-1 6.62% due 03/18/11                              106,056            96,467
El Pollo Loco, Inc. 9.25% due 12/15/09                                              15,000            15,450
Harrah's Operating Co., Inc. 5.50% due 07/01/10*                                   190,000           196,322
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                    390,000           452,691
Hilton Hotels Corp. 7.50% due 12/15/17                                              22,000            25,190
Icon, Ltd. 11.25% due 04/01/12                                                      15,000            16,050
Mandalay Resort Group 9.38% due 02/15/10                                            25,000            28,750
Mandalay Resort Group, Series B 10.25% due 08/01/07                                 10,000            11,350
MGM Mirage, Inc. 5.88% due 02/27/14                                                 60,000            57,750
MGM Mirage, Inc. 8.38% due 02/01/11                                                 25,000            27,594
MGM Mirage, Inc. 8.50% due 09/15/10                                                 65,000            73,856
Mortons Restaurant Group, Inc. 7.50% due 07/01/10                                   10,000             9,550
Northwest Airlines, Inc. 8.88% due 06/01/06                                         15,000            12,600
Northwest Airlines, Inc. 9.88% due 03/15/07                                         10,000             7,550
OED Corp. 8.75% due 04/15/12*                                                       20,000            18,500
Park Place Entertainment Corp. 7.00% due 04/15/13                                   90,000           100,125
Park Place Entertainment Corp. 8.13% due 05/15/11                                   20,000            23,100
River Rock Entertainment Authority 9.75% due 11/01/11                                5,000             5,263

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Seneca Gaming Corp. 7.25% due 05/01/12*                                       $      5,000   $         5,163
Six Flags, Inc. 9.75% due 04/15/13                                                  15,000            14,175
Station Casinos, Inc. 6.00% due 04/01/12                                            10,000            10,250
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                 320,000           361,039
                                                                                             ---------------
                                                                                                   7,096,490
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 2.9%

COMPUTER SERVICES -- 0.0%
Computer Sciences Corp. 6.75% due 06/15/06                                           6,000             6,371

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
International Business Machines Corp. 6.22% due 08/01/27                            24,000            25,772

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 7.13% due 03/15/11                                           35,000            28,700
Amkor Technology, Inc. 9.25% due 02/15/08                                           10,000             9,300
Sanmina-SCI Corp. 10.38% due 01/15/10                                               35,000            40,031
Solectron Corp. 9.63% due 02/15/09                                                  35,000            38,763
Thomas & Betts Corp. 7.25% due 06/01/13                                              5,000             5,415

TELECOMMUNICATIONS -- 2.8%
Alaska Communications Systems 9.88% due 08/15/11                                    10,000             9,650
American Cellular Corp. 10.00% due 08/01/11                                         95,000            76,950
American Tower Corp. 9.38% due 02/01/09                                              6,000             6,360
AT&T Broadband Corp. 8.38% due 03/15/13                                            410,000           496,506
AT&T Corp. 8.05% due 11/15/11                                                      285,000           318,844
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                    410,000           485,765
Avaya, Inc. 11.13% due 04/01/09                                                      9,000            10,373
Centennial Communications Corp. 8.13% due 02/01/14*                                 10,000             9,625
Centennial Communications Corp. 10.13% due 06/15/13                                 25,000            26,312
Citizens Communications Co. 9.00% due 08/15/31                                      21,000            21,446
Citizens Communications Co. 9.25% due 05/15/11                                      40,000            44,000
Compania de Telecomunicaciones de Chile SA 7.63% due 07/15/06                      105,000           111,786
Compania de Telecomunicaciones de Chile SA 8.38% due 01/01/06                      130,000           137,783
Continental Cablevision, Inc. 9.50% due 08/01/13                                   100,000           109,509
France Telecom SA 8.50% due 03/01/11                                               604,000           723,036
GCI, Inc. 7.25% due 02/15/14                                                        20,000            19,600
Insight Midwest LP/Insight Capital, Inc. 9.75% due 10/01/09                          5,000             5,225
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10                        25,000            27,375
Koninklijke (Royal) KPN NV 7.50% due 10/01/05                                       26,000            27,231
Koninklijke (Royal) KPN NV 8.00% due 10/01/10                                       38,000            45,189
LCI International, Inc. 7.25% due 06/15/07                                         190,000           172,425
Lucent Technologies, Inc. 5.50% due 11/15/08                                         5,000             5,000
Nextel Communications, Inc. 6.88% due 10/31/13                                      25,000            26,000
Nextel Communications, Inc. 7.38% due 08/01/15                                      80,000            86,000
Nextel Communications, Inc. 9.50% due 02/01/11                                      30,000            34,050
Nextel Partners, Inc. 8.13% due 07/01/11                                            15,000            15,900
Nortel Networks, Ltd. 6.13% due 02/15/06                                            10,000            10,200
Qwest Communications International, Inc. 7.25% due 02/15/11*                        80,000            75,800
Rogers Cantel, Inc. 9.75% due 06/01/16                                              10,000            11,163
Rogers Wireless, Inc. 9.63% due 05/01/11                                            35,000            39,025
Rural Cellular Corp. 8.25% due 03/15/12*                                             5,000             5,087
Rural Cellular Corp. 9.75% due 01/15/10                                             75,000            65,250
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                              60,000            66,585
Sprint Capital Corp. 6.13% due 11/15/08                                            209,000           225,590
Sprint Capital Corp. 6.88% due 11/15/28                                             30,000            31,467

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Sprint Capital Corp. 7.63% due 01/30/11                                       $    290,000   $       335,046
TCI Communications, Inc. 8.75% due 08/01/15                                         27,000            33,654
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(4)(5)(9)(11)             25,000                 0
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                         510,000           536,677
Telefonica Europe BV 7.75% due 09/15/10                                            290,000           341,731
TELUS Corp. 7.50% due 06/01/07                                                      34,000            37,283
TELUS Corp. 8.00% due 06/01/11                                                      38,000            44,526
Time Warner Telecom Holdings, Inc. 9.25% due 02/15/14                               10,000             9,950
Time Warner Telecom, Inc. 10.13% due 02/01/11                                        5,000             4,800
Triton PCS, Inc. 8.75% due 11/15/11                                                 15,000            10,200
Western Wireless Corp. 9.25% due 07/15/13                                           25,000            25,500
                                                                                             ---------------
                                                                                                   5,115,826
                                                                                             ---------------

MATERIALS -- 2.7%

CHEMICALS -- 0.6%
Acetex Corp. 10.88% due 08/01/09                                                    10,000            11,000
Crompton Corp. 9.88% due 08/01/12*                                                  10,000            10,500
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11                   20,000            22,800
Ferro Corp. 9.13% due 01/01/09                                                     200,000           228,920
Huntsman, LLC 11.63% due 10/15/10                                                   10,000            11,575
du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10                                 6,000             6,055
IMC Global, Inc., Series B 10.88% due 06/01/08                                      35,000            42,438
IMC Global, Inc., Series B 11.25% due 06/01/11                                      10,000            11,800
Lubrizol Corp. 4.63% due 10/01/09                                                  185,000           185,034
Lubrizol Corp. 5.50% due 10/01/14                                                    5,000             4,966
Lubrizol Corp. 6.50% due 10/01/34                                                   25,000            24,388
Lyondell Chemical Co., Series A 9.63% due 05/01/07                                  20,000            21,775
Lyondell Chemical Co., Series B 9.88% due 05/01/07                                   9,000             9,506
Methanex Corp. 8.75% due 08/15/12                                                   10,000            11,500
Millennium America, Inc. 9.25% due 06/15/08                                         10,000            11,025
Nalco Co. 7.75% due 11/15/11                                                        10,000            10,600
Nalco Co. 8.88% due 11/15/13                                                        10,000            10,750
Omnova Solutions, Inc. 11.25% due 06/01/10                                          10,000            11,200
Pioneer Companies, Inc. 5.48% due 12/31/06(2)                                        1,038             1,017
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11                              320,000           377,280
Resolution Performance Products, LLC 13.50% due 11/15/10                            20,000            19,400
Rohm and Haas Co. 7.85% due 07/15/29                                                26,000            33,120
RPM International, Inc. 4.45% due 10/15/09*                                         20,000            19,885
Union Carbide Corp. 6.79% due 06/01/25                                              10,000            10,100
United Industries Corp., Series D 9.88% due 04/01/09                                15,000            15,675
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                       55,000            58,988
Ainsworth Lumber Co., Ltd. 7.25% due 10/01/12*                                       5,000             5,050
Bowater, Inc. 6.50% due 06/15/13                                                     5,000             4,851
Celulosa Arauco Y Constitucion 5.13% due 07/09/13                                  170,000           169,464

FOREST PRODUCTS -- 1.1%
Consumers International, Inc. 10.25% due 04/01/05+(4)(5)(9)(11)                     20,000                 2
Georgia-Pacific Corp. 8.00% due 01/15/24                                            25,000            28,437
Georgia-Pacific Corp. 8.88% due 02/01/10                                            75,000            87,750
International Paper Co. 6.75% due 09/01/11                                         370,000           412,299
Longview Fibre Co. 10.00% due 01/15/09                                               5,000             5,450
Norske Skog Canada, Ltd. 7.38% due 03/01/14                                         20,000            20,900
Owens-Illinois, Inc. 8.10% due 05/15/07                                              5,000             5,250
Portola Packaging, Inc. 8.25% due 02/01/12                                           5,000             3,925
Stone Container Corp. 8.38% due 07/01/12                                            15,000            16,538
Stone Container Corp. 9.25% due 02/01/08                                             5,000             5,563

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS (CONTINUED)
Stone Container Corp. 9.75% due 02/01/11                                   $        15,000   $        16,612
Tembec Industries, Inc. 8.63% due 06/30/09                                          35,000            35,875
Temple-Inland, Inc. 7.88% due 05/01/12                                             420,000           496,041
Weyerhaeuser Co. 5.50% due 03/15/05                                                 11,000            11,144
Weyerhaeuser Co. 5.95% due 11/01/08                                                170,000           182,916
Weyerhaeuser Co. 6.13% due 03/15/07                                                 37,000            39,386
Weyerhaeuser Co. 6.75% due 03/15/12                                                220,000           246,705

METALS & MINERALS -- 0.8%
AK Steel Corp. 7.88% due 02/15/09                                                   20,000            19,850
Alcan, Inc. 6.13% due 12/15/33                                                      44,000            45,680
Alcan, Inc. 6.45% due 03/15/11                                                     150,000           167,966
Alcoa, Inc. 6.75% due 01/15/28                                                      17,000            19,500
Anchor Glass Container Corp. 11.00% due 02/15/13                                    10,000            11,400
Crown Cork & Seal, Inc. 8.00% due 04/15/23                                          75,000            69,750
Crown European Holdings SA 10.88% due 03/01/13                                      10,000            11,625
Fasten Tech, Inc. 11.50% due 05/01/11*                                              20,000            22,500
Inco, Ltd. 7.20% due 09/15/32                                                      220,000           250,960
Ispat Inland ULC 9.75% due 04/01/14                                                 10,000            11,025
Neenah Corp. 11.00% due 09/30/10*                                                   10,000            10,925
Noranda, Inc. 6.00% due 10/15/15                                                    69,000            73,593
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13                             30,000            31,950
Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09                             25,000            27,187
Phelps Dodge Corp. 8.75% due 06/01/11                                              295,000           359,184
Steel Dynamics, Inc. 9.50% due 03/15/09                                             15,000            16,650
Timken Co. 5.75% due 02/15/10                                                      215,000           223,006
United States Steel, LLC 10.75% due 08/01/08                                        16,000            18,880
Valmont Industries, Inc. 6.88% due 05/01/14*                                         5,000             5,150

PLASTIC -- 0.2%
Graphic Packaging International, Inc. 8.50% due 08/15/11                            10,000            11,175
Sealed Air Corp. 5.38% due 04/15/08*                                               275,000           287,135
Sealed Air Corp. 5.63% due 07/15/13*                                                65,000            66,829
                                                                                             ---------------
                                                                                                   4,737,375
                                                                                             ---------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05              290,000           301,829
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due
  07/01/08                                                                         100,000           109,602
                                                                                             ---------------
                                                                                                     411,431
                                                                                             ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 4.3%

FOREIGN GOVERNMENT -- 4.3%
Federal Republic of Germany 4.25% due 07/04/14                             EUR   5,300,000         6,724,893
Quebec Province Canada 5.00% due 07/17/09                                           44,000            46,248
Quebec Province Canada 7.50% due 09/15/29                                           41,000            53,121
Republic of Italy 3.75% due 12/14/07                                                34,000            34,408
Republic of South Africa 6.50% due 06/02/14                                        220,000           234,850
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                   60,000            81,300
Republic of Uruguay 17.75% due 02/04/06(5)                                 UYU   9,900,000           372,357
Russian Federation 5.00% due 03/31/30*(1)                                           20,000            19,250
United Mexican States 6.75% due 09/27/34                                            42,000            40,341
United Mexican States 7.50% due 04/08/33                                            23,000            24,173
                                                                                             ---------------
                                                                                                   7,630,941
                                                                                             ---------------

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE -- 1.4%

REAL ESTATE COMPANIES -- 0.4%
CB Richard Ellis Services, Inc. 9.75% due 05/15/10                            $      3,000   $         3,397
Champion Enterprises, Inc. 7.63% due 05/15/09                                       20,000            19,800
Liberty Property LP 7.25% due 03/15/11                                             200,000           227,770
Liberty Property LP 8.50% due 08/01/10                                             220,000           265,191
Susa Partnership LP 6.95% due 07/01/06                                              95,000           101,641

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                        490,000           563,214
CarrAmerica Realty Corp. 5.13% due 09/01/11                                         13,000            13,147
Health Care Property Investors, Inc. 6.00% due 03/01/15                            280,000           292,284
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                   295,000           344,756
Host Marriott LP, Series G 9.25% due 10/01/07                                        5,000             5,600
Host Marriott LP, Series I 9.50% due 01/15/07                                       30,000            33,225
Regency Centers LP 7.75% due 04/01/09                                              110,000           126,552
Spieker Properties LP 7.65% due 12/15/10                                           310,000           360,514
Vornado Realty LP 4.50% due 08/15/09                                                16,000            16,034
                                                                                             ---------------
                                                                                                   2,373,125
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 10.2%

U.S. GOVERNMENT AGENCIES -- 10.2%
Federal Home Loan Banks 1.88% due 06/15/06                                         130,000           128,301
Federal Home Loan Banks 5.25% due 08/15/06                                         130,000           135,751
Federal Home Loan Mtg. Corp. 2.00% due 02/23/06                                    190,000           188,515
Federal Home Loan Mtg. Corp. 2.50% due 12/04/06                                     70,000            69,408
Federal Home Loan Mtg. Corp. 2.63% due 09/17/07                                    100,000            98,506
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07                                    118,000           118,018
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14                                    130,000           129,357
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                    512,922           511,574
Federal Home Loan Mtg. Corp. 5.00% due 03/01/34                                    681,279           675,392
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                    124,522           123,446
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                    248,443           246,296
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                    174,637           177,248
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                    288,504           298,415
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                     37,463            39,690
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                     53,220            55,937
Federal Home Loan Mtg. Corp. 6.50% due 07/01/34                                     94,791            99,540
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                     65,000            74,770
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                     63,362            67,231
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                                     36,844            38,390
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                      5,886             6,509
Federal National Mtg. Assoc. 3.25% due 06/28/06                                    121,000           121,244
Federal National Mtg. Assoc. 4.56% due 01/01/15(5)                                 998,759         1,000,163
Federal National Mtg. Assoc. 5.00% due 12/01/17                                  1,266,388         1,290,189
Federal National Mtg. Assoc. 5.00% due 03/01/18                                    667,948           680,036
Federal National Mtg. Assoc. 5.00% due 01/01/19                                    952,967           970,214
Federal National Mtg. Assoc. 5.00% due 02/01/19                                    943,708           959,999
Federal National Mtg. Assoc. 5.00% due 03/01/19                                    926,922           942,923
Federal National Mtg. Assoc. 5.00% due 06/01/19                                    122,684           124,802
Federal National Mtg. Assoc. 5.50% due 07/01/16                                     10,722            11,110
Federal National Mtg. Assoc. 5.50% due 03/01/17                                     22,839            23,657
Federal National Mtg. Assoc. 5.50% due 08/01/17                                    147,568           152,849
Federal National Mtg. Assoc. 5.50% due 09/01/17                                    154,744           160,281
Federal National Mtg. Assoc. 5.50% due 03/01/18                                    132,987           137,656
Federal National Mtg. Assoc. 5.50% due 03/01/18                                    772,166           799,796

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 5.50% due 07/01/19                               $    168,975   $       174,849
Federal National Mtg. Assoc. 5.50% due 12/01/33                                    931,460           945,835
Federal National Mtg. Assoc. 5.50% due 06/01/34                                     99,392           100,832
Federal National Mtg. Assoc. 5.92% due 10/01/11                                    678,365           736,313
Federal National Mtg. Assoc. 5.94% due 11/01/11                                    969,849         1,053,917
Federal National Mtg. Assoc. 6.00% due 06/01/17                                     79,266            83,169
Federal National Mtg. Assoc. 6.00% due 05/01/34                                    195,870           202,897
Federal National Mtg. Assoc. 6.00% due 08/01/34                                    172,670           178,814
Federal National Mtg. Assoc. 6.00% due October TBA                                 240,000           248,175
Federal National Mtg. Assoc. 6.06% due 09/01/11                                    281,757           307,879
Federal National Mtg. Assoc. 6.11% due 05/01/11                                    335,137           367,638
Federal National Mtg. Assoc. 6.18% due 07/01/08                                     23,047            24,745
Federal National Mtg. Assoc. 6.24% due 08/01/08                                     83,811            90,145
Federal National Mtg. Assoc. 6.27% due 11/01/07                                     78,163            83,312
Federal National Mtg. Assoc. 6.34% due 01/01/08                                     17,535            18,759
Federal National Mtg. Assoc. 6.36% due 07/01/08                                    115,102           123,759
Federal National Mtg. Assoc. 6.43% due 01/01/08                                     22,945            24,619
Federal National Mtg. Assoc. 6.50% due 01/01/17                                     95,000           100,639
Federal National Mtg. Assoc. 6.50% due 09/01/32                                    325,542           341,711
Federal National Mtg. Assoc. 6.50% due 04/01/34(7)                                 194,111           203,779
Federal National Mtg. Assoc. 6.52% due 02/01/11                                    385,413           426,461
Federal National Mtg. Assoc. 6.59% due 11/01/07                                     91,604            98,340
Federal National Mtg. Assoc. 6.63% due 11/15/30                                    260,000           303,081
Federal National Mtg. Assoc. 7.04% due 03/01/07                                     73,404            78,324
Government National Mtg. Assoc. 6.00% due 02/15/33                                 290,082           301,194
Government National Mtg. Assoc. 7.00% due 04/15/23                                   3,537             3,789
Government National Mtg. Assoc. 7.00% due 05/15/23                                   2,259             2,420
Government National Mtg. Assoc. 7.00% due 09/15/28                                  12,624            13,482
Government National Mtg. Assoc. 7.00% due 11/15/28                                 132,845           141,870
Government National Mtg. Assoc. 7.00% due 03/15/29                                  38,891            41,513
Government National Mtg. Assoc. 7.00% due 07/15/31                                 212,657           226,882
Government National Mtg. Assoc. 7.25% due 04/15/27                                  23,813            25,561
Government National Mtg. Assoc. 7.50% due 09/15/22                                   3,604             3,903
Government National Mtg. Assoc. 7.50% due 11/15/23                                  10,184            11,025
Government National Mtg. Assoc. 7.50% due 12/15/27                                  23,584            25,439
Government National Mtg. Assoc. 7.50% due 05/15/28                                  67,705            73,003
Government National Mtg. Assoc. 7.50% due 01/15/32                                  67,628            72,865
Government National Mtg. Assoc. 8.00% due 02/15/30                                  31,717            34,626
Government National Mtg. Assoc. 8.50% due 11/15/17                                   9,253            10,229
Government National Mtg. Assoc. 9.00% due 11/15/21                                   2,262             2,553
                                                                                             ---------------
                                                                                                  17,965,559
                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 19.8%

U.S. TREASURIES -- 19.8%
United States Treasury Bond Strip zero coupon due 11/15/21(7)                    3,900,000         1,630,153
United States Treasury Bond Strip zero coupon due 11/15/27                       3,900,000         1,174,056
United States Treasury Bonds 5.25% due 02/15/29(7)                               2,600,000         2,706,743
United States Treasury Bonds 5.38% due 02/15/31                                      3,000             3,214
United States Treasury Bonds 5.50% due 08/15/28                                    400,000           429,984
United States Treasury Bonds 6.25% due 08/15/23                                    115,000           134,289
United States Treasury Bonds 6.38% due 08/15/27                                  1,400,000         1,671,961
United States Treasury Bonds 7.13% due 02/15/23                                  1,100,000         1,402,414
United States Treasury Bonds 7.50% due 11/15/16                                    800,000         1,028,094

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
                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Bonds 8.88% due 02/15/19                               $    500,000   $       722,227
United States Treasury Bonds 9.25% due 02/15/16                                    400,000           575,953
United States Treasury Bonds 11.25% due 02/15/15                                 2,000,000         3,182,266
United States Treasury Notes 2.25% due 02/15/07                                      2,000             1,979
United States Treasury Notes 2.63% due 05/15/08                                     17,000            16,751
United States Treasury Notes 2.75% due 06/30/06                                     10,000            10,041
United States Treasury Notes 3.25% due 08/15/07                                  2,000,000         2,022,110
United States Treasury Notes 4.25% due 08/15/13                                    190,000           192,843
United States Treasury Notes 4.38% due 05/15/07                                  2,000,000         2,079,766
United States Treasury Notes 4.88% due 02/15/12                                     35,000            37,300
United States Treasury Notes 5.00% due 08/15/11                                      8,000             8,598
United States Treasury Notes 5.75% due 11/15/05                                  1,150,000         1,194,383
United States Treasury Notes 6.25% due 02/15/07                                  2,100,000         2,269,476
United States Treasury Notes 6.50% due 10/15/06(7)                               7,210,000         7,762,300
United States Treasury Notes 6.75% due 05/15/05                                  2,000,000         2,057,344
United States Treasury Notes 7.00% due 07/15/06(7)                               2,305,000         2,484,357
                                                                                             ---------------
                                                                                                  34,798,602
                                                                                             ---------------

UTILITIES -- 4.1%

ELECTRIC UTILITIES -- 2.9%
AEP Texas North Co. 5.50% due 03/01/13                                             180,000           187,120
AES Corp. 7.75% due 03/01/14                                                       100,000           103,250
AES Corp. 8.75% due 05/15/13*                                                       15,000            16,913
AES Corp. 9.00% due 05/15/15*                                                       45,000            50,737
Alabama Power Co. 2.80% due 12/01/06                                                38,000            37,794
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                     175,000           183,464
Appalachian Power Co., Series G 3.60% due 05/15/08                                  24,000            23,843
Arizona Public Service Co. 5.80% due 06/30/14                                      380,000           400,508
Calpine Corp. 8.50% due 07/15/10*                                                   25,000            19,125
Centerpoint Energy, Inc. 5.88% due 06/01/08                                        350,000           365,372
CMS Energy Corp. 7.50% due 01/15/09                                                  5,000             5,237
CMS Energy Corp. 8.50% due 04/15/11                                                 20,000            21,800
CMS Energy Corp. 8.90% due 07/15/08                                                 10,000            10,900
Connecticut Light and Power 5.75% due 09/15/34                                      26,000            26,144
DPL, Inc. 6.88% due 09/01/11                                                        10,000            10,600
Duke Energy Corp. 4.20% due 10/01/08                                               390,000           393,995
Duke Energy Corp. 5.30% due 10/01/15                                                38,000            39,120
Edison Mission Energy 9.88% due 04/15/11                                            75,000            87,375
FirstEnergy Corp., Series B 6.45% due 11/15/11                                     350,000           381,804
FPL Group Capital, Inc. 3.25% due 04/11/06                                           6,000             6,038
Midwest Generation, LLC 8.75% due 05/01/34                                          10,000            10,900
Nevada Power Co. 9.00% due 08/15/13                                                 25,000            28,750
Nevada Power Co., Series E 10.88% due 10/15/09                                      10,000            11,588
NRG Energy, Inc. 8.00% due 12/15/13*                                                15,000            16,069
NSTAR 8.00% due 02/15/10                                                           200,000           236,466
Pacific Gas & Electric Co. 6.05% due 03/01/34                                       17,000            17,303
Pepco Holdings, Inc. 5.50% due 08/15/07                                            310,000           324,581
Pnpp II Funding Corp. 9.12% due 05/30/16                                            22,000            25,967
Progress Energy, Inc. 6.75% due 03/01/06                                            37,000            38,856
Progress Energy, Inc. 7.10% due 03/01/11                                           400,000           451,627
PSE&G Power, LLC 3.75% due 04/01/09                                                155,000           151,925
PSE&G Power, LLC 6.88% due 04/15/06                                                210,000           221,886
Reliant Energy, Inc. 9.50% due 07/15/13                                             25,000            27,156
Southern California Edison Co. 6.38% due 01/15/06                                  340,000           354,592

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)

Southern California Edison Co. 8.00% due 02/15/07                             $     17,000   $        18,817
Teco Energy, Inc. 7.20% due 05/01/11                                                20,000            21,300
Telecom Italia Capital SA 6.00% due 09/30/34*                                       44,000            42,977
TXU Energy Co. 7.00% due 03/15/13                                                  640,000           722,613
Virginia Electric and Power Co. 5.75% due 03/31/06                                  28,000            29,130

GAS & PIPELINE UTILITIES -- 0.6%
Aquila, Inc. 6.88% due 10/01/04                                                     90,000            90,000
Aquila, Inc. 9.95% due 02/01/05                                                     10,000            11,000
ARKLA, Inc. 8.90% due 12/15/06                                                      36,000            39,995
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05                           75,000            77,459
Duke Capital Corp., Series A 6.25% due 07/15/05                                     22,000            22,581
Dynegy Holdings, Inc. 8.75% due 02/15/12                                            60,000            62,400
El Paso Corp. 7.00% due 05/15/11                                                    90,000            86,850
El Paso Production Holding Co. 7.75% due 06/01/13                                   35,000            35,088
Energen Corp., Series MTN 7.63% due 12/15/10                                       290,000           338,928
Kinder Morgan Energy Partners LP 7.75% due 03/15/32                                 22,000            26,042
NGC Corp. Capital Trust 8.32% due 06/01/27                                          75,000            60,000
Premcor Refining Group, Inc. 7.75% due 02/01/12                                     15,000            16,350
SEMCO Energy, Inc. 7.13% due 05/15/08                                                5,000             5,275
SEMCO Energy, Inc. 7.75% due 05/15/13                                               10,000            10,775
Williams Cos., Inc. 7.13% due 09/01/11                                              20,000            21,950
Williams Cos., Inc. 7.88% due 09/01/21                                              25,000            27,750
Williams Cos., Inc. 8.13% due 03/15/12                                               5,000             5,762

TELEPHONE -- 0.6%
British Telecommunications, PLC 7.88% due 12/15/05                                   6,000             6,355
Deutsche Telekom International Finance BV 1.00% due 06/15/30                        64,000            82,725
Deutsche Telekom International Finance BV 3.88% due 07/22/08                       150,000           150,599
Deutsche Telekom International Finance BV 8.50% due 06/14/10                       390,000           467,449
Deutsche Telekom International Finance BV 8.75% due 06/16/30                       180,000           232,664
GTE Corp. 7.90% due 02/01/27                                                        43,000            47,192
MCI, Inc. 5.91% due 05/01/07                                                        10,000             9,912
MCI, Inc. 6.69% due 05/01/09                                                        10,000             9,637
MCI, Inc. 7.74% due 05/01/14                                                         5,000             4,738
Pacific Bell 6.63% due 10/15/34                                                     46,000            46,775
Verizon New York, Inc. 7.38% due 04/01/32                                            6,000             6,676
Verizon Pennsylvania, Inc. 8.75% due 08/15/31                                       25,000            32,918
                                                                                             ---------------
                                                                                                   7,159,487
                                                                                             ---------------
TOTAL BONDS & NOTES (cost $130,646,713)                                                          134,512,128
                                                                                             ---------------

                                                                                  SHARES
------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%+

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/08*(5)(11) (cost $55)                           20                 0
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $163,883,407)                                                  171,786,588
                                                                                             ---------------

                                                                                PRINCIPAL
                                                                                AMOUNT(10)
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.6%

CORPORATE SHORT-TERM NOTES -- 0.6%
Prudential Funding Corp. 1.80% due 10/01/04 (cost $1,100,000)                 $  1,100,000         1,100,000
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                AMOUNT(10)      (NOTE 2)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $620,011 and collateralized by $445,000 of United States Treasury Bonds, bearing interest at 8.50%, due 02/15/20 and having an approximate value of
  $638,019 (7)                                                                $    620,000   $       620,000
State Street Bank & Trust Co. Joint Repurchase Agreement (6)                       501,000           501,000
UBS Securities, LLC Joint Repurchase Agreement (6)(7)(8)                         7,740,000         7,740,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $8,861,000)                                                      8,861,000
                                                                                             ---------------
TOTAL INVESTMENTS --
  (cost $173,844,407)@                                     103.4%                                181,747,588
Liabilities in excess of other assets --                    (3.4)                                 (5,973,453)
                                                           -----                             ---------------
NET ASSETS --                                              100.0%                            $   175,774,135
                                                           =====                             ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of the securities. At September 30, 2004 the aggregate value of these securities was $10,830,665 representing 6.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(3) Variable rate security -- the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(4)  Bond in default
(5)  Fair valued security; see Note 2
(6)  See Note 2 for detail of Joint Repurchase Agreement.
(7) The security or a portion thereof represents collateral for open futures contracts.
(8)  The security or a portion thereof represents collateral for TBAs.
(9)  Company has filed Chapter 11 bankruptcy.
(10) Denominated in United States dollars unless otherwise indicated.
(11) Illiquid security
(12) Collateralized Mortgage Obligation
(13) Commercial Mortgage-Backed Security
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
EUR -- Euro Dollar
UYU -- Uruguay Peso

OPEN FUTURES CONTRACTS

                                                                                    VALUE AS OF       UNREALIZED
NUMBER OF                                      EXPIRATION         VALUE AT         SEPTEMBER 30,     APPRECIATION
CONTRACTS  DESCRIPTION                            DATE           TRADE DATE            2004         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
 8 Short   5-year interest rate swap (CBT)    December 2004   $         872,530   $       874,625   $        (2,095)
 6 Short   10-year interest rate swap (CBT)   December 2004             659,132           664,500            (5,368)
10 Long    US Treasury 2Yr Note               December 2004           2,110,040         2,112,344             2,304
15 Short   US Treasury 10Yr Note              December 2004           1,692,596         1,689,375             3,221
                                                                                                    ---------------
                                                                                                    $        (1,938)
                                                                                                    ===============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                               IN                        DELIVERY                  GROSS UNREALIZED
     TO DELIVER                         EXCHANGE FOR                     DATE                      APPRECIATION
-----------------------------------------------------------------------------------------------------------------
USD        5,361,495                JPY     592,057,000                10/15/04                  $         24,398
                                                                                                 ================

      CONTRACT                               IN                        DELIVERY                  GROSS UNREALIZED
     TO DELIVER                         EXCHANGE FOR                     DATE                      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
EUR        9,790,000                USD      12,000,239                11/22/04                  $       (170,865)
                                                                                                 ----------------
Net Unrealized Appreciation (Depreciation)                                                       $       (146,467)
                                                                                                 ================

----------
EUR -- Euro Dollar
JPY -- Japanese Yen
USD -- United States Dollar

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                              9.4%
U.S. Government Agencies                        8.4%
Banks                                           6.8%
Drugs                                           6.7%
Telecommunications                              5.6%
Repurchase Agreement                            5.4%
Retail                                          5.1%
Food, Beverage & Tobacco                        4.3%
Energy Sources                                  3.7%
Electronics                                     3.6%
Insurance                                       3.4%
Medical Products                                3.2%
Business Services                               3.1%
Computers & Business Equipment                  2.8%
Computer Software                               2.7%
Household & Personal Products                   2.0%
Corporate Short-Term Notes                      2.5%
Multi-Industry                                  2.3%
Energy Services                                 2.0%
Health Services                                 2.0%
Broadcasting & Media                            1.8%
Automotive                                      1.6%
Electric Utilities                              1.5%
Leisure & Tourism                               1.5%
Transportation                                  1.4%
Aerospace & Military Technology                 1.3%
Chemicals                                       1.3%
Metals & Minerals                               1.1%
U.S. Treasuries                                 0.8%
Computer Services                               0.7%
Housing & Household Durables                    0.7%
Communication Equipment                         0.6%
Entertainment Products                          0.6%
Commercial Paper                                0.6%
Apparel & Textiles                              0.5%
Internet Content                                0.5%
Education                                       0.3%
Forest Products                                 0.3%
Machinery                                       0.3%
Real Estate Companies                           0.3%
Electrical Equipment                            0.2%
Plastic                                         0.1%
Real Estate Investment Trusts                   0.1%
Telephone                                       0.1%
Gas & Pipeline Utilities                        0.0%
Internet Software                               0.0%
Municipal Bonds                                 0.0%
                                              -----
                                              103.2%
                                              =====

*   Calculated as a percentage of net assets

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 79.4%

CONSUMER DISCRETIONARY -- 7.8%

APPAREL & TEXTILES -- 0.5%
Coach, Inc.+                                                                         4,500   $       190,890
Gap, Inc.                                                                           28,950           541,365
Hennes & Mauritz AB, Class B                                                        22,072           607,848
Liz Claiborne, Inc.                                                                  9,300           350,796
Nike, Inc., Class B                                                                  2,500           197,000

AUTOMOTIVE -- 1.5%
AutoZone, Inc.+                                                                      4,900           378,525
Cummins, Inc.                                                                        1,600           118,224
Dollar Thrifty Automotive Group, Inc.+                                               5,000           121,650
Honda Motor Co., Ltd.                                                               21,800         1,058,195
Hyundai Motor Co. GDR+*                                                             21,400           490,488
PSA Peugeot Citroen                                                                  3,617           223,106
Renault SA                                                                           9,174           751,269
Toyota Motor Corp.                                                                  64,500         2,474,229

HOUSING & HOUSEHOLD DURABLES -- 0.7%
Black & Decker Corp.                                                                 5,800           449,152
NVR, Inc.+                                                                             750           413,250
Sherwin-Williams Co.                                                                   500            21,980
Whirlpool Corp.                                                                     25,400         1,526,286

RETAIL -- 5.1%
7-Eleven, Inc.+                                                                      6,100           121,878
Abercrombie & Fitch Co., Class A                                                     4,500           141,750
Aeon Co., Ltd.(7)                                                                    8,700           138,871
Aeon Co., Ltd.(8)                                                                    8,700           140,294
American Eagle Outfitters, Inc.                                                     12,000           442,200
AnnTaylor Stores Corp.+                                                             15,000           351,000
Avon Products, Inc.                                                                  6,700           292,656
Barnes & Noble, Inc.+                                                                7,200           266,400
Best Buy Co., Inc.                                                                   6,800           368,832
Children's Place Retail Stores, Inc.+                                                6,900           164,979
Costco Wholesale Corp.                                                              25,000         1,039,000
Home Depot, Inc.(5)                                                                 70,200         2,751,840
J.C. Penney Co., Inc.                                                                6,400           225,792
Kohl's Corp.+                                                                       10,800           520,452
Lawson, Inc.                                                                        11,200           388,910
Lowe's Cos., Inc.(5)                                                                25,800         1,402,230
Masco Corp.                                                                         34,900         1,205,097
May Department Stores Co.                                                           10,200           261,426
Michaels Stores, Inc.                                                                3,100           183,551
NetFlix, Inc.+                                                                       4,500            69,390
Nordstrom, Inc.                                                                        400            15,296
Office Depot, Inc.+                                                                 61,100           918,333
Pinault-Printemps-Redoute SA                                                         3,334           306,609

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
RadioShack Corp.                                                                     3,300   $        94,512
Rite Aid Corp.+                                                                    185,700           653,664
Ruddick Corp.                                                                        5,300           104,092
Sears, Roebuck & Co.                                                                 3,400           135,490
Stage Stores, Inc.+                                                                  3,500           119,770
Staples, Inc.                                                                       21,050           627,711
Swatch Group AG                                                                      5,737           158,267
Swatch Group AG, Class B                                                             3,626           490,689
Target Corp.                                                                         3,600           162,900
Tesco, PLC                                                                          66,941           346,019
TJX Cos., Inc.                                                                       4,700           103,588
W.W. Grainger, Inc.                                                                  1,300            74,945
Wal-Mart Stores, Inc.                                                               60,250         3,205,300
Woolworths, Ltd.                                                                    29,333           290,787
World Fuel Services Corp.                                                            1,900            68,020
                                                                                             ---------------
                                                                                                  28,266,793
                                                                                             ---------------

CONSUMER STAPLES -- 6.2%

FOOD, BEVERAGE & TOBACCO -- 4.2%
Altadis SA                                                                          24,351           829,752
Altria Group, Inc.                                                                  64,770         3,046,781
Cal-Maine Foods, Inc.                                                                9,100            99,827
Chiquita Brands International, Inc.+                                                 5,500            95,755
Coca-Cola Co.(5)                                                                    55,500         2,222,775
Coca-Cola Enterprises, Inc.                                                         18,600           351,540
Dean Foods Co.+                                                                      3,800           114,076
Diageo, PLC                                                                        112,035         1,400,828
Flowers Foods, Inc.                                                                  4,400           113,740
General Mills, Inc.                                                                  9,900           444,510
H.J. Heinz Co.                                                                       8,200           295,364
Interbrew                                                                           14,376           479,845
Japan Tobacco, Inc.                                                                     76           636,960
Kroger Co.+                                                                         16,600           257,632
Lance, Inc.                                                                          4,000            64,600
Loews Corp.-Carolina Group                                                           5,600           136,472
LVMH Moet Henessy Louis Vuitton SA                                                   4,290           286,759
M & F Worldwide Corp.+                                                               2,700            35,127
Nestle SA                                                                            8,827         2,027,484
Pepsi Bottling Group, Inc.                                                          11,800           320,370
PepsiCo, Inc.                                                                       10,100           491,365
Reynolds American, Inc.                                                             10,700           728,028
Sanderson Farms, Inc.                                                                5,200           173,940
Sysco Corp.                                                                            800            23,936
Tyson Foods, Inc., Class A                                                           8,700           139,374
Whole Foods Market, Inc.                                                               600            51,474

HOUSEHOLD & PERSONAL PRODUCTS -- 2.0%
Alberto-Culver Co., Class B                                                          8,000           347,840
Colgate-Palmolive Co.                                                                6,100           275,598
Estee Lauder Cos., Inc., Class A                                                    20,600           861,080
Gillette Co.                                                                        22,800           951,672
Kao Corp.                                                                           15,000           332,015

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Procter & Gamble Co.(5)                                                             70,100   $     3,793,812
Rayovac Corp.+                                                                       2,700            71,145
Reckitt Benckiser, PLC                                                              18,415           451,827
Uni-Charm Corp.                                                                      4,500           223,344
                                                                                             ---------------
                                                                                                  22,176,647
                                                                                             ---------------

EDUCATION -- 0.3%

EDUCATION -- 0.3%
Apollo Group, Inc., Class A+                                                         8,646           634,357
Career Education Corp.+                                                             14,500           412,235
                                                                                             ---------------
                                                                                                   1,046,592
                                                                                             ---------------

ENERGY -- 5.5%

ENERGY SERVICES -- 1.9%
BJ Services Co.                                                                        400            20,964
CONSOL Energy, Inc.                                                                  3,800           132,582
Giant Industries, Inc.+                                                              2,200            53,460
Halliburton Co.                                                                     21,350           719,282
Sunoco, Inc.                                                                         6,000           443,880
Tesoro Petroleum Corp.+                                                              1,900            56,107
Tokyo Gas Co., Ltd.                                                                200,900           714,043
Total SA                                                                            18,245         3,721,075
Valero Energy Corp.                                                                  7,000           561,470
Xcel Energy, Inc.                                                                   19,800           342,936

ENERGY SOURCES -- 3.6%
Amerada Hess Corp.                                                                  10,900           970,100
Apache Corp.                                                                         2,390           119,763
BP Amoco, PLC                                                                       19,755           188,834
Canadian Natural Resources, Ltd.                                                     2,400            96,080
ChevronTexaco Corp.(5)                                                              62,900         3,373,956
Eni SpA                                                                             37,050           831,200
Exxon Mobil Corp.(5)                                                               107,630         5,201,758
Imperial Oil, Ltd.                                                                   3,400           176,489
Marathon Oil Corp.                                                                  31,200         1,287,936
Petroleo Brasileiro SA ADR                                                          15,200           535,800
Petroleum Development Corp.+                                                         4,200           184,044
                                                                                             ---------------
                                                                                                  19,731,759
                                                                                             ---------------

FINANCE -- 15.4%

BANKS -- 6.4%
Allied Irish Banks, PLC (London)                                                    23,838           397,539
Banco Itau Holding Financeira SA ADR                                                 3,519           195,305
Bank of America Corp.                                                               59,600         2,582,468
Bank of Ireland (London)                                                            29,983           404,190
Barclays, PLC                                                                      116,871         1,122,444
BNP Paribas SA                                                                      14,525           939,291
Canadian Imperial Bank of Commerce                                                      19             1,019
Capital Crossing Bank+                                                               1,400            35,616
City Holding Co.                                                                     1,500            49,335

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Commerce Bancorp, Inc.                                                               2,400   $       132,480
Credit Agricole SA                                                                  15,481           422,778
Danske Bank A/S                                                                     26,938           709,001
DBS Group Holdings, Ltd.                                                            81,141           770,707
Flagstar Bancorp, Inc.                                                              11,700           248,976
Fremont General Corp.                                                                8,900           206,035
Hibernia Corp., Class A                                                             13,400           353,894
Irwin Financial Corp.                                                                4,800           123,936
J.P. Morgan Chase & Co.(5)                                                          59,840         2,377,443
Kookmin Bank ADR+                                                                    7,234           230,331
Mitsubishi Tokyo Financial Group, Inc.                                                  96           801,963
National City Corp.                                                                 10,500           405,510
Oversea-Chinese Banking Corp., Ltd.                                                 64,000           531,909
R&G Financial Corp., Class B                                                         5,500           212,575
Royal Bank of Scotland Group, PLC                                                   67,292         1,946,159
State Street Corp.                                                                  18,300           781,593
U.S. Bancorp                                                                        50,830         1,468,987
UBS AG                                                                              30,074         2,123,041
UniCredito Italiano SpA                                                             75,551           381,458
UnionBanCal Corp.                                                                    6,000           355,260
Wachovia Corp.                                                                      27,840         1,307,088
Washington Mutual, Inc.                                                              7,100           277,468
Wells Fargo & Co.                                                                   19,880         1,185,444

FINANCIAL SERVICES -- 5.7%
ACE Cash Express, Inc.+                                                              3,800            98,952
Acom Co., Ltd.                                                                       9,420           583,987
BFC Financial Corp.+                                                                 3,400            37,400
Capital One Financial Corp.                                                          6,100           450,790
Citigroup, Inc.(5)                                                                 100,851         4,449,546
CompuCredit Corp.+                                                                   2,300            42,826
Countrywide Credit Industries, Inc.                                                 13,300           523,887
Credit Saison Co., Ltd.                                                             16,300           502,291
Credit Suisse Group+                                                                33,019         1,056,746
Doral Financial Corp.                                                               20,600           854,282
Fannie Mae(5)                                                                       51,600         3,271,440
Freddie Mac(5)                                                                      30,610         1,996,996
Lehman Brothers Holdings, Inc.                                                      11,500           916,780
MBNA Corp.(5)                                                                       46,550         1,173,060
Merrill Lynch & Co., Inc.                                                           16,600           825,352
Mizuho Financial Group, Inc.                                                            36           135,479
Morgan Stanley                                                                       9,800           483,140
Nomura Securities Co., Ltd.                                                         76,000           977,547
Orix Corp.                                                                           2,600           267,067
Providian Financial Corp.+                                                          16,300           253,302
Raymond James Financial, Inc.                                                        8,800           212,256
SLM Corp.                                                                           20,150           898,690
Takefuji Corp.                                                                       3,760           240,960
WFS Financial, Inc.+                                                                 2,300           107,065

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 3.3%
ACE, Ltd.(5)                                                                        28,720   $     1,150,523
Alleghany Corp.+                                                                       200            54,580
Allianz AG                                                                           4,672           471,141
Allstate Corp.                                                                      27,450         1,317,326
Ambac Financial Group, Inc.                                                          2,300           183,885
American International Group, Inc.#                                                  8,718           592,737
Berkshire Hathaway, Inc., Class B+                                                      95           272,745
Chubb Corp.                                                                          4,500           316,260
CIGNA Corp.(5)                                                                      13,600           946,968
Fidelity National Financial, Inc.                                                    3,300           125,730
Hartford Financial Services Group, Inc.                                             13,100           811,283
Infinity Property & Casualty Corp.                                                   5,300           156,509
Lincoln National Corp.                                                               8,400           394,800
MetLife, Inc.                                                                       11,100           429,015
Progressive Corp.                                                                    7,000           593,250
Radian Group, Inc.                                                                  12,200           564,006
St. Paul Cos., Inc.                                                                 18,685           617,726
Stewart Information Services Corp.                                                   3,500           137,900
Swiss Re                                                                            16,319           941,670
XL Capital, Ltd., Class A                                                           20,000         1,479,800
Zurich Financial Services AG+                                                        2,181           311,784
                                                                                             ---------------
                                                                                                  55,310,722
                                                                                             ---------------

HEALTHCARE -- 11.9%

DRUGS -- 6.7%
Abbott Laboratories(5)                                                              68,450         2,899,542
Amgen, Inc.+(5)                                                                     37,500         2,125,500
Andrx Corp.+                                                                         1,800            40,248
AstraZeneca Group, PLC                                                              37,677         1,546,417
Bristol-Myers Squibb Co.                                                            30,500           721,935
Caremark Rx, Inc.+                                                                   8,227           263,840
Cephalon, Inc.+                                                                      3,400           162,860
Eli Lilly & Co.                                                                     14,850           891,743
Eon Labs, Inc.+                                                                     12,600           273,420
Forest Laboratories, Inc.+                                                           3,650           164,177
Genentech, Inc.+                                                                     5,200           272,584
Gilead Sciences, Inc.+                                                               8,300           310,254
GlaxoSmithKline, PLC                                                                24,178           521,812
Hospira, Inc.+                                                                       2,950            90,270
ImClone Systems, Inc.+                                                               4,400           232,540
King Pharmaceuticals, Inc.+                                                         30,360           362,498
Ligand Pharmaceuticals, Inc., Class B+                                               7,200            72,144
Merck & Co., Inc.(5)                                                                19,800           653,400
Novartis AG                                                                         35,867         1,676,472
Par Pharmaceutical Cos., Inc.+                                                       1,900            68,267
Pfizer, Inc.(4)                                                                    245,619         7,515,942
Roche Holdings AG-Genusschein                                                       16,717         1,731,914
Wyeth                                                                               18,750           701,250
Yamanouchi Pharmaceutical Co., Ltd.                                                 25,700           831,670

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES -- 2.0%
Anthem, Inc.+                                                                        2,500   $       218,125
Charles River Laboratories International, Inc.+                                      2,400           109,920
Covance, Inc.+                                                                         900            35,973
Coventry Health Care, Inc.+                                                         14,850           792,544
Dade Behring Holdings, Inc.+                                                         2,300           128,151
Express Scripts, Inc., Class A+                                                     13,500           882,090
Health Net, Inc.+                                                                    2,600            64,272
Henry Schein, Inc.+                                                                  3,600           224,316
Humana, Inc.+                                                                       18,200           363,636
Laboratory Corp. of America Holdings+                                                5,500           240,460
Medco Health Solutions, Inc.+                                                        5,700           176,130
PacifiCare Health Systems, Inc.+                                                     8,300           304,610
Patterson Cos., Inc.+                                                                5,700           436,392
PDI, Inc.+                                                                           3,900           105,261
Quest Diagnostics, Inc.                                                              3,100           273,482
Select Medical Corp.                                                                15,656           210,260
Sierra Health Services, Inc.+                                                        8,300           397,819
Sunrise Assisted Living, Inc.+                                                       2,000            70,240
UnitedHealth Group, Inc.(5)                                                         23,500         1,732,890
Wellchoice, Inc.+                                                                    5,500           205,315
WellPoint Health Networks, Inc.+                                                       350            36,782

MEDICAL PRODUCTS -- 3.2%
Affymetrix, Inc.+                                                                    3,300           101,343
AmerisourceBergen Corp.                                                              7,900           424,309
Bausch & Lomb, Inc.                                                                  3,900           259,155
Becton Dickinson & Co.                                                               5,700           294,690
Biogen Idec, Inc.+                                                                   6,400           391,488
Boston Scientific Corp.+                                                             2,900           115,217
C.R. Bard, Inc.                                                                      1,400            79,282
Cardinal Health, Inc.                                                               20,800           910,416
Guidant Corp.                                                                          600            39,624
IDEXX Laboratories, Inc.+                                                            5,200           263,848
Johnson & Johnson(4)                                                               103,750         5,844,238
MedImmune, Inc.+                                                                     7,400           175,380
Medtronic, Inc.(5)                                                                  27,050         1,403,895
Respironics, Inc.+                                                                   2,700           144,288
Synthes, Inc.                                                                        2,450           267,598
Varian Medical Systems, Inc.+                                                       15,000           518,550
Zimmer Holdings, Inc.+                                                               4,700           371,488
                                                                                             ---------------
                                                                                                  42,744,176
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 8.3%

AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Boeing Co.(5)                                                                       36,640         1,891,357
Europeon Aeronautic Defense and Space Co.                                            2,573            68,251
Lockheed Martin Corp.                                                               29,300         1,634,354
United Industrial Corp.                                                              1,900            62,491
United Technologies Corp.                                                            7,800           728,364

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 3.0%
Accenture, Ltd., Class A+                                                           29,400   $       795,270
Administaff, Inc.+                                                                   7,100            83,070
Arbitron, Inc.+                                                                      6,100           223,321
Automatic Data Processing, Inc.                                                     23,200           958,624
Brightpoint, Inc.+                                                                   7,700           132,440
Brinks Co.                                                                          12,200           368,074
Cendant Corp.                                                                       22,100           477,360
Consolidated Graphics, Inc.+                                                         1,400            58,660
Convergys Corp.+                                                                     7,800           104,754
Dai Nippon Printing Co., Ltd.                                                       28,000           375,166
Getty Images, Inc.+                                                                  1,700            94,010
Harsco Corp.                                                                         5,100           228,990
Ingersoll-Rand Co., Inc., Class A                                                   13,800           937,986
Labor Ready, Inc.+                                                                  12,700           178,054
Linde AG                                                                             7,265           419,213
MemberWorks, Inc.+                                                                   3,100            81,344
Mitsui & Co., Ltd.                                                                  31,000           260,094
Securitas AB, Class B                                                               36,200           482,302
Siemens AG                                                                          17,352         1,277,690
Veolia Environment                                                                  23,188           668,144
Watsco, Inc.                                                                         3,300            99,099
WESCO International, Inc.+                                                           4,100            99,425
WPP Group, PLC                                                                      97,113           905,409
Xerox Corp.+(5)                                                                    110,000         1,548,800

ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co.                                                                 7,400           457,986
Jabil Circuit, Inc.+                                                                 8,500           195,500

MACHINERY -- 0.3%
Kulicke & Soffa Industries, Inc.+                                                   11,000            62,150
Parker-Hannifin Corp.                                                                3,900           229,554
SMC Corp.                                                                            2,100           201,391
Stanley Works                                                                        1,400            59,542
Tecumseh Products Co., Class A                                                       2,400           100,488
Toro Co.                                                                             4,500           307,350
Zebra Technologies Corp., Class A+                                                     600            36,606

MULTI-INDUSTRY -- 2.3%
3M Co.                                                                              10,400           831,688
American Standard Cos., Inc.+                                                        3,600           140,076
Aramark Corp., Class B                                                               5,700           137,598
Danaher Corp.                                                                       11,750           602,540
General Electric Co.(5)                                                            138,700         4,657,546
Perini Corp.+                                                                       10,800           154,008
Tyco International, Ltd.                                                            57,500         1,762,950

TRANSPORTATION -- 1.3%
Alexander & Baldwin, Inc.                                                            4,000           135,760
Canadian National Railway Co. (NewYork)                                             11,200           543,200
Canadian National Railway Co. (Toronto)                                             16,878           827,142
CNF, Inc.                                                                            8,550           350,464
East Japan Railway Co.                                                                 137           709,844
J.B. Hunt Transport Services, Inc.                                                   5,600           207,984

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
TPG NV                                                                              26,864   $       657,137
Union Pacific Corp.                                                                  6,780           397,308
United Parcel Service, Inc., Class B                                                 9,600           728,832
                                                                                             ---------------
                                                                                                  29,736,760
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.7%

BROADCASTING & MEDIA -- 1.6%
AOL Time Warner, Inc.+                                                              28,150           454,341
Fox Entertainment Group, Inc., Class A+                                             21,200           588,088
ITV, PLC                                                                           187,442           365,987
John Wiley & Sons, Inc., Class A                                                     2,000            63,900
Liberty Media Corp., Class A+                                                       16,400           143,008
Liberty Media International, Inc.+                                                     820            27,357
McGraw-Hill Cos., Inc.                                                               3,800           302,822
Mediaset SpA                                                                        71,330           810,773
Nelson Thomas, Inc.                                                                  2,000            39,100
News Corp., Ltd. Sponsored ADR                                                       3,972           130,560
Omnicom Group, Inc.                                                                  2,500           182,650
Singapore Press                                                                     81,250           228,629
Societe Television Francaise                                                        16,402           465,879
Tribune Co.                                                                          2,100            86,415
Viacom, Inc., Class B                                                               26,300           882,628
Vivendi Universal SA+                                                               20,314           521,165
VNU NV                                                                              16,399           422,152

ENTERTAINMENT PRODUCTS -- 0.6%
AMC Entertainment, Inc.+                                                             4,200            80,388
Harman International Industries, Inc.                                                1,200           129,300
Hasbro, Inc.                                                                         8,000           150,400
Mattel, Inc.                                                                        40,900           741,517
Walt Disney Co.(5)                                                                  48,150         1,085,782

LEISURE & TOURISM -- 1.5%
Accor SA                                                                            11,943           466,066
America West Holdings Corp., Class B+                                               17,200            92,880
Brinker International, Inc.+                                                         1,900            59,185
Brunswick Corp.                                                                      4,000           183,040
Caesars Entertainment, Inc.+                                                         9,700           161,990
Carmike Cinemas, Inc.                                                                2,800            98,588
Carnival, PLC                                                                        4,781           235,391
CBRL Group, Inc.                                                                     8,500           306,680
Darden Restaurants, Inc.                                                             8,400           195,888
ExpressJet Holdings, Inc.+                                                          11,000           110,110
GTECH Holdings Corp.                                                                 6,000           151,920
Harrah's Entertainment, Inc.                                                         9,400           498,012
Jack in the Box, Inc.+                                                               7,500           237,975
McDonald's Corp.                                                                    46,400         1,300,592
Mesa Air Group, Inc.+                                                               11,500            58,650
Royal Caribbean Cruises, Ltd.                                                       10,750           468,700
Singapore Airlines, Ltd.                                                            76,000           491,778
Southwest Airlines Co.                                                              16,300           222,006
Starbucks Corp.+                                                                     1,800            81,828
Yum! Brands, Inc.                                                                    3,400           138,244
                                                                                             ---------------
                                                                                                  13,462,364
                                                                                             ---------------

                                       104
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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY -- 16.1%

COMMUNICATION EQUIPMENT -- 0.6%
QUALCOMM, Inc.                                                                      52,150   $     2,035,936

COMPUTER SERVICES -- 0.7%
Affiliated Computer Services, Inc., Class A+                                         3,500           194,845
Aspen Technology, Inc.+                                                             15,500           108,345
Autodesk, Inc.                                                                       9,950           483,869
CheckFree Corp.+                                                                     7,700           213,059
Cognizant Technology Solutions Corp.+                                                4,000           122,040
Electronic Data Systems Corp.                                                        2,300            44,597
Symantec Corp.+                                                                     20,700         1,136,016
Unisys Corp.+                                                                       17,600           181,632

COMPUTER SOFTWARE -- 2.7%
Adobe Systems, Inc.                                                                 15,800           781,626
Fiserv, Inc.+                                                                       27,950           974,337
Microsoft Corp.(5)                                                                 233,900         6,467,335
Oracle Corp.+                                                                      118,850         1,340,628
Seagate Technologies+(1)                                                               970                 0
SS&C Technologies, Inc.                                                              3,500            68,355
Transaction Systems Architects, Inc., Class A+                                       6,500           120,802

COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Apple Computer, Inc.+                                                                1,000            38,750
Arrow Electronics, Inc.+                                                             9,900           223,542
Dell, Inc.+(5)                                                                      49,650         1,767,540
EMC Corp.+                                                                          39,350           454,099
Hewlett-Packard Co.(5)                                                             150,100         2,814,375
Ingram Micro, Inc., Class A+                                                        10,900           175,490
International Business Machines Corp.(5)                                            41,550         3,562,497
Komag, Inc.+                                                                         7,500           104,250
Lexmark International, Inc., Class A+                                                5,950           499,860
NCR Corp.+                                                                             900            44,631
RadiSys Corp.+                                                                       6,800            94,860
Ricoh Co., Ltd.                                                                     12,000           226,343
Storage Technology Corp.+                                                            2,500            63,150

ELECTRONICS -- 3.6%
Altera Corp.+                                                                        7,600           148,732
Analog Devices, Inc.                                                                10,200           395,556
Applied Materials, Inc.+                                                             2,500            41,225
ASML Holding NV+                                                                    14,062           181,171
Avnet, Inc.+                                                                         6,300           107,856
Belden CDT, Inc.                                                                     3,900            85,020
Canon, Inc.(5)                                                                      41,100         1,935,260
Checkpoint Systems, Inc.+                                                            9,400           146,358
Cirrus Logic, Inc.+                                                                 21,000           100,170
Energizer Holdings, Inc.+                                                            8,400           387,240
Fairchild Semiconductor International, Inc., Class A+                                3,500            49,595
Intel Corp.(5)                                                                     193,700         3,885,622
Keyence Corp.                                                                          300            63,212
Koninklijke (Royal) Philips Electronics NV                                           6,463           148,209
L-3 Communications Holdings, Inc.                                                    2,200           147,400
Lam Research Corp.+                                                                  5,200           113,776
Linear Technology Corp.                                                              4,900           177,576
Maxim Integrated Products, Inc.                                                      9,100           384,839
Microchip Technology, Inc.                                                           5,700           152,988

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Micron Technology, Inc.+                                                             7,700   $        92,631
National Semiconductor Corp.+                                                        8,600           133,214
ON Semiconductor Corp.+                                                              6,900            21,597
Rohm Co., Ltd.                                                                       3,800           382,729
Samsung Electronics Co., Ltd. GDR+*                                                 11,327         2,242,746
Standard Microsystems Corp.+                                                         5,500            96,305
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR                          46,361           331,018
Tech Data Corp.+                                                                     3,500           134,925
Texas Instruments, Inc.                                                             24,800           527,744
Xilinx, Inc.                                                                         7,100           191,700

INTERNET CONTENT -- 0.5%
Amazon.com, Inc.+                                                                    1,100            44,946
Ask Jeeves, Inc.+                                                                    1,400            45,794
EarthLink, Inc.+                                                                    19,699           202,900
eBay, Inc.+                                                                          6,900           634,386
InterActiveCorp+                                                                     2,100            46,242
United Online, Inc.+                                                                 3,100            29,822
ValueClick, Inc.+                                                                   11,500           108,560
Yahoo!, Inc.+                                                                       22,000           746,020

INTERNET SOFTWARE -- 0.0%
Redback Networks, Inc.+                                                             12,200            63,684
RSA Security, Inc.+                                                                  4,100            79,130

TELECOMMUNICATIONS -- 5.2%
Arch Wireless, Inc.+                                                                 2,000            57,460
Aspect Communications Corp.+                                                        12,300           122,139
AT&T Corp.                                                                          16,900           242,008
Avaya, Inc.+                                                                        19,300           269,042
BellSouth Corp.                                                                     15,800           428,496
China Telecom Corp., Ltd., Class H                                               1,448,000           468,912
Cisco Systems, Inc.+(5)                                                            159,900         2,894,190
Citizens Communications Co.                                                          8,200           109,798
EchoStar Communications Corp., Class A+                                             26,100           812,232
France Telecom SA                                                                   26,603           663,655
Juniper Networks, Inc.+                                                              3,300            77,880
KT Corp. Sponsored ADR                                                                  13               235
Metrocall Holdings, Inc.+                                                            1,400            90,790
Motorola, Inc.(5)                                                                  124,700         2,249,588
Nextel Communications, Inc., Class A+                                                3,600            85,824
Nokia Oyj Sponsored ADR                                                              5,780            79,301
NTT DoCoMo, Inc.                                                                       509           865,221
Primus Telecommunications Group, Inc.+                                              18,900            27,783
SBC Communications, Inc.(5)                                                         26,600           690,270
SK Telecom Co., Ltd. ADR                                                            22,564           438,870
Telecom Italia SpA                                                                 127,838           395,064
Telefonaktiebolaget LM Ericsson, Class B+                                          280,439           870,534
Telefonos de Mexico SA de CV Sponsored ADR                                          16,497           532,358
Telus Corp.                                                                          4,600            89,342
Verizon Communications, Inc.(5)                                                     61,000         2,402,180
Vodafone Group, PLC                                                              1,490,402         3,571,751
Western Wireless Corp., Class A+                                                     8,000           205,680
                                                                                             ---------------
                                                                                                  57,891,310
                                                                                             ---------------

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS -- 2.7%

CHEMICALS -- 1.2%
Ameron International Corp.                                                           1,300   $        42,770
BASF AG                                                                             19,926         1,175,810
Ciba Specialty Chemicals AG+                                                         8,439           526,612
Dow Chemical Co.                                                                    26,200         1,183,716
Octel Corp.                                                                          2,200            46,728
OM Group, Inc.+                                                                      1,000            36,560
PPG Industries, Inc.                                                                11,300           692,464
Rohm and Haas Co.                                                                    5,300           227,741
Shin-Etsu Chemical Co., Ltd.                                                         6,700           241,178
Terra Industries, Inc.+                                                              9,300            80,538
W.R. Grace & Co.+                                                                    8,500            80,325

FOREST PRODUCTS -- 0.3%
Amcor, Ltd.                                                                         56,399           294,739
Chesapeake Corp.                                                                     3,300            79,266
Georgia-Pacific Corp.                                                                9,500           341,525
Louisiana-Pacific Corp.                                                             11,100           288,045
Silgan Holdings, Inc.                                                                2,100            97,230

METALS & MINERALS -- 1.1%
Alcoa, Inc.                                                                         23,400           786,006
Ball Corp.                                                                           8,600           321,898
BHP Billiton, PLC                                                                   81,928           863,305
Metal Management, Inc.+                                                              4,300            78,174
Nucor Corp.                                                                          1,300           118,781
POSCO ADR                                                                            1,656            62,679
Rio Tinto, PLC                                                                      21,854           588,480
SKF AB, Class B                                                                     20,480           777,793
Southern Peru Copper Corp.                                                           1,800            92,988
Timken Co.                                                                          10,900           268,358
USG Corp.+                                                                          10,800           196,884

PLASTIC -- 0.1%
Sealed Air Corp.+                                                                    6,600           305,910
                                                                                             ---------------
                                                                                                   9,896,503
                                                                                             ---------------

REAL ESTATE -- 0.3%

REAL ESTATE COMPANIES -- 0.3%
Brookfield Homes Corp.                                                               3,500            92,225
CRH, PLC (Dublin)                                                                   33,680           799,993
Washington Group International, Inc.+                                                4,700           162,714
                                                                                             ---------------
                                                                                                   1,054,932
                                                                                             ---------------

UTILITIES -- 1.2%

ELECTRIC UTILITIES -- 1.2%
Alliant Energy Corp.                                                                 3,800            94,544
Constellation Energy Group, Inc.                                                     9,000           358,560
Edison International                                                                29,900           792,649
Electric Power Development Co., Ltd.+(1)                                             1,500            36,815
Exelon Corp.                                                                        11,000           403,590
Iberdrola SA                                                                        49,259         1,023,017
Korea Electric Power Corp. Sponsored ADR                                            27,358           288,627

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
MDU Resources Group, Inc.                                                           13,800   $       363,354
PG&E Corp.+                                                                         26,600           808,640
                                                                                             ---------------
                                                                                                   4,169,796
                                                                                             ---------------
TOTAL COMMON STOCK (cost $266,882,839)                                                           285,488,354
                                                                                             ---------------

                                                                                 SHARES
-------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.0%

CONSUMER DISCRETIONARY -- 0.0%

AUTOMOTIVE -- 0.0%
Porsche AG (cost $222,517)                                                             346           225,113
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                 AMOUNT
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES -- 2.3%

FINANCE -- 1.6%

FINANCIAL SERVICES -- 1.6%
Aames Mtg. Trust, Series 2003-1AIO 6.00% due 10/25/05(10)                     $    274,500   $         9,203
ABFS Mortgage Loan Trust, Series 2002-2 AIO 10.00% due 10/15/04(10)                374,348             6,209
ACE Securities Corp., Series 2003-FM1 AIO 4.50% due 10/25/05(1)(10)                124,000             4,836
Ameriquest Mtg. Securities, Inc., Series 2002-1 S 2.50% due 05/25/32(1)(2)         622,000                62
Ameriquest Mtg. Securities, Inc., Series 2002-3 S 6.00% due 08/25/32(2)            650,625            16,113
Ameriquest Mtg. Securities, Inc., Series 2003-12 S 5.00% due 10/25/04(1)           149,589             7,280
Ameriquest Mtg. Securities, Inc., Series 2003-8 S 5.00% due 10/25/04               195,163             8,676
Amortizing Residential Collateral Trust, Series 2001-BC6 AIO
  6.00% due 10/25/04(10)                                                            97,545               366
Amortizing Residential Collateral Trust, Series 2002-BC1 AIO
  6.00% due 10/25/04(10)                                                            45,455             1,083
Amortizing Residential Collateral Trust, Series 2002-BC10 AIO
  6.00% due 10/25/04(10)                                                           118,364             2,149
Amortizing Residential Collateral Trust, Series 2002-BC3 AIO
  6.00% due 10/25/04(10)                                                           171,818             4,084
Amortizing Residential Collateral Trust, Series 2002-BC9 AIO
  6.00% due 11/25/04(2)(10)                                                        184,000             2,436
Argent Asset Holdings NIM Trust, Series 2004-WN2 A 4.55% due 04/25/34*              46,528            46,443
Asset Backed Funding Corp. NIM Trust, Series 2004-AHL1 Class NT
  5.60% due 12/26/33*(1)                                                            36,724            36,722
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT1 Class N1
  4.55% due 10/26/04*                                                               30,631            30,482
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE2
  AIO 6.50% due 10/15/04(10)                                                       228,824             1,066
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3
  AIO 4.00% due 10/15/04(10)                                                       536,792            12,960
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1
  Class A3 2.16% due 01/15/34(3)                                                    16,482            16,528
Bank One Issuance Trust, Series 2003-4 2.79% due 02/15/11(3)                        40,000            40,747
Bayview Financial Acquisition Trust, Series 2003-F A 2.34% due 09/28/43(3)          95,185            95,512
Bayview Financial Asset Trust, Series 2003-SSRA A 2.54% due 10/25/38*(1)(3)         72,293            72,567
Bayview Financial Asset Trust, Series 2003-Z AIO1
  0.60% due 12/30/05*(1)(2)(10)                                                  2,665,916             8,505
Bayview Financial Mortgage Loan Trust, Series 2004-A AIO
  3.50% due 09/28/06(1)(2)(10)                                                     964,886            39,802
Bear Stearns Asset Backed Securities, Inc., Series 2003-2 AIO
  5.00% due 12/25/05(10)                                                           414,000            23,659
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2
  2.43% due 06/15/43(3)                                                             42,000            42,382
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3 AIO
  5.00% due 10/01/04(10)                                                           332,000            13,534
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4 AIO
  5.00% due 02/25/06(10)                                                           233,000            11,145
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1
  4.51% due 07/15/10(3)                                                             15,000            15,857

                                       108
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
                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Carmax Auto Owner Trust, Series 2004-2 D 2.65% due 10/06/04                   $     19,000   $        18,998
CDC Mtg. Capital Trust, Series 2002-HE2 AIO 5.25% due 10/25/04(10)                 190,315             6,722
Centex Home Equity Loan Trust, Series 2004-C 3.50% due 06/25/06(3)                 814,450            25,415
Chase Credit Card Owner Trust, Series 2003-3 C 2.84% due 10/15/10(3)                60,000            61,254
Chase Funding NIM Trust, Series 2003-5A 5.75% due 11/27/34*                         11,164            11,158
Chase Funding NIM Trust, Series 2003-6A 5.00% due 01/27/35*(1)                      21,286            21,380
Chase Funding NIM Trust, Series 2004-1A 3.75% due 03/27/35*                         31,964            31,748
Citibank Credit Card Issuance Trust, Series 2001-C1 2.68% due 01/15/10(3)           30,000            30,579
CNL Funding, Series 1999-1 A2 7.65% due 10/18/04*                                  100,000           105,988
Conseco Finance Securitizations Corp., Series 2000-4 A6
   8.31% due 10/01/04                                                               65,000            55,973
Conseco Finance Securitizations Corp., Series 2001-1 A5
   6.99% due 07/01/32                                                              307,000           297,520
Conseco Finance Securitizations Corp., Series 2001-1 AIO
   2.50% due 07/01/32(1)(10)                                                       752,100            33,431
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% due 05/01/33          26,000            26,730
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% due 05/01/33         195,000           193,236
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% due 10/01/04         140,000           148,776
Conseco Finance Securitizations Corp., Series 2002-1 M2
   9.55% due 12/01/33(1)                                                            91,000            40,950
Conseco Finance Securitizations Corp., Series 2002-2 AIO
   8.50% due 10/01/04(1)(10)                                                       162,005            45,637
Conseco Finance, Series 2002-C AFIO 7.50% due 10/13/04(1)(10)                      166,222             8,587
Conseco Finance, Series 2002-C AVIO 7.50% due 10/15/04(1)(10)                       96,250             4,985
Conseco Recreational Enthusiast Consumer Trust, Series 2001A APIO
   5.00% due 08/15/25(10)                                                          370,458               719
Countrywide Asset-Backed Certificates, Series 2003-5 NF
   6.75% due 10/25/04*(1)                                                           32,750            32,842
Countrywide Asset-Backed Certificates, Series 2004-1NIM
   6.00% due 05/25/34*(1)                                                           33,266            33,349
Credit-Based Asset Servicing and Securitization, LLC,
   Series 2003-CB2N 8.35% due 05/25/33*(1)                                           2,817             2,819
Credit-Based Asset Servicing and Securitization, LLC, Series 2003-CB3 AIO
   3.00% due 10/25/04(10)                                                          550,393            12,006
Federal Home Loan Mtg. Corp., Series 2763 SC 2 1.56% due 04/15/32(3)               156,418           202,643
First Franklin Mtg. Loan Trust, Series 2003-FF3 AIO 6.00% due 01/25/05(10)         233,090             4,443
First Franklin Mtg. Loan Trust, Series 2003-FFC SIO
   6.00% due 10/25/04(1)(3)(10)                                                    171,000            11,703
First Franklin NIM Trust, Series 2002-FF3 7.75% due 12/27/32*(1)                     1,875             1,855
Ford Credit Auto Owner Trust, Series 2004-A C 4.19% due 07/15/09                    50,000            48,500
Fremont NIM Trust Series 2003-B Note 5.65% due 11/25/33*(1)                         17,576            17,532
Fremont NIM Trust Series 2004-A Note 4.75% due 01/25/34*(1)                         33,335            33,235
General Electric Capital Credit Card, Series 2004-2 C 2.34% due 09/15/10(3)        100,000            99,797
GoldenTree Loan Opportunities II, Ltd., Series 2A 4
   5.09% due 07/10/15*(1)(3)                                                        10,000            10,075
Green Tree Financial Corp., Series 1997-4 A7 7.36% due 10/15/04                     43,160            46,644
Green Tree Financial Corp., Series 1997-6 A9 7.55% due 10/15/04                     57,516            63,059
Green Tree Financial Corp., Series 1997-6 AB 7.07% due 10/15/04                     57,742            61,684
Green Tree Financial Corp., Series 1997-7 A8 6.86% due 10/15/04                     34,836            37,090
Green Tree Financial Corp., Series 1999-5 A5 7.86% due 10/01/04                    179,000           166,860
Greenpoint Manufactured Housing Contract Trust, Series 1999-5 A4
   7.59% due 10/15/04                                                              175,000           177,083
Home Equity Asset Trust, Series 2003-3N A 8.00% due 10/27/04*                        5,779             5,822
Home Equity Asset Trust, Series 2003-6N A 6.50% due 03/27/34*                       31,568            31,578
Hyundai Auto Receivables Trust, Series 2004-AD 4.10% due 10/15/04(1)                63,000            62,980
Long Beach Asset Holdings Corp. NIM Trust, Series 2003-4 N1
   6.54% due 10/25/04*                                                               5,330             5,346
Long Beach Mortgage Loan Trust, Series 2004 3 S1IO
   4.50% due 12/25/06(1)(3)(10)                                                    850,000            51,531
Long Beach Mortgage Loan Trust, Series 2004 3 S2IO
   4.50% due 12/25/06(1)(3)(10)                                                    425,000            25,766
Marriott Vacation Club Owner Trust, Series 2002-1A A1
   2.51% due 12/20/24*(3)                                                           42,682            43,023
MBNA Credit Card Master Note Trust, Series 2003-5 C 2.94% due 11/15/10(3)           60,000            61,226
Merit Securities Corp., Series 13 A4 7.88% due 12/28/33(1)                         100,000           106,044
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3
   4.55% due 01/25/35(2)                                                            26,000            23,427
Mid-State Trust, Series 11 B 8.22% due 10/15/04                                     13,374            13,834

                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley Auto Loan Trust, Series 2004-HB2 D 3.82% due 10/15/04          $     13,000   $        12,986
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 4.29%
   due 10/25/31(3)                                                                  25,000            24,828
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 4.34%
   due 01/25/32(3)                                                                  26,000            25,613
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% due 11/25/33            33,000            33,495
Novastar NIM Trust, Series 2003-N1 7.39% due 09/28/33*                               7,915             7,910
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00%
   due 11/15/09(1)(9)(10)                                                          191,132            34,786
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00% due 02/15/10(9)(10)          156,897            31,943
Oakwood Mtg. Investors, Inc., Series 2002-A B1IO 8.50%
   due 05/15/26(1)(3)(9)(10)                                                        50,000             2,500
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% due 11/15/32(9)               161,277           147,745
Origen Manufactured Housing, Series 2004-B A2 3.79% due 10/15/04                    65,000            64,699
Origen Manufactured Housing, Series 2004-B A3 4.75% due 10/15/04                    26,000            25,774
Pillar Funding PLC, Series 2004-1A C1 2.88% due 06/15/11*(1)(3)                    101,000           100,971
Renaissance Home Equity Loan Trust, Series 2003-4 SIO 3.00%
   due 02/25/06(1)(3)(10)                                                          812,085             5,456
Renaissance NIM Trust, Series 2004-A 4.45% due 10/25/04*(1)                         44,094            43,468
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00%
   due 10/25/04                                                                    147,000           149,404
Residential Asset Mtg. Products, Inc., Series 2003-RS1 AIIO 1.00%
   due 08/25/05(10)                                                                943,000             5,602
Residential Asset Securities Corp., Series 2002-KS6 AIO 4.50%
   due 03/25/05(10)                                                                 68,199             1,085
Sharps SP I, LLC NIM Trust, Series 2003-HC1N 7.25% due 07/25/33*(1)                 15,646            15,704
Sharps SP I, LLC NIM Trust, Series 2003-HE1N 6.90% due 11/25/33*                    25,942            26,101
Sharps SP I, LLC NIM Trust, Series 2003-HS1N 7.48% due 06/25/33*(1)                 14,471            14,516
Sharps SP I, LLC NIM Trust, Series 2003-OP1N 4.45% due 12/25/33*(1)                 33,628            33,628
Sharps SP I, LLC NIM Trust, Series 2004-FM1N 6.16% due 09/25/33*                    28,522            28,665
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94% due 02/25/34*(1)(3)              31,071            30,954
Specialty Underwriting, Series 2004-BC1IO 2.00% due 02/25/35(1)(3)(10)           1,894,069            34,034
Structured Adjustable Rate Mortgage Loan Trust 4.74% due 07/25/34(2)                29,172            29,702
Structured Adjustable Rate Mortgage Loan Trust 4.80% due 04/25/34(2)                26,535            26,959
Structured Adjustable Rate Mortgage Loan Trust 4.98% due 08/25/34(1)(2)             77,251            78,701
Structured Adjustable Rate Mortgage Loan Trust 5.07% due 09/25/34(2)               152,146           155,303
Structured Adjustable Rate Mortgage Loan Trust 5.13% due 10/15/34(2)               273,000           279,058
Structured Asset Investment Loan NIM Notes, Series 2003-12A A 7.35%
   due 10/27/04*                                                                    26,632            26,559
Structured Asset Investment Loan NIM Notes, Series 2003-13A A 6.75%
   due 11/27/33*                                                                    29,268            29,181
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35%
   due 06/27/33*(1)                                                                 14,640            14,636
Structured Asset Investment Loan NIM Notes, Series 2003-BC1A A 7.75%
   due 01/27/33*(1)                                                                 13,414            13,349
Structured Asset Investment Loan NIM Notes, Series 2004-2A A 5.50%
   due 03/27/34*(1)                                                                 29,696            29,696
Structured Asset Investment Loan Trust, Series 2003-BC10 AIO 6.00%
   due 03/25/05(10)                                                                327,333             9,531
Structured Asset Investment Loan Trust, Series 2003-BC11 AIO 6.00%
   due 04/25/05(10)                                                                926,251            26,607
Structured Asset Investment Loan Trust, Series 2003-BC12 AIO 6.00%
   due 05/25/05(10)                                                                218,571             5,843
Structured Asset Investment Loan Trust, Series 2003-BC13 AIO 6.00%
   due 05/25/05(10)                                                                640,714            17,128
Structured Asset Investment Loan Trust, Series 2003-BC2 AIO 6.00%
   due 03/25/05(10)                                                                380,728            10,519
Structured Asset Investment Loan Trust, Series 2003-BC4 AIO 6.00%
   due 11/25/04(10)                                                                108,000             1,004
Structured Asset Investment Loan Trust, Series 2003-BC6 AIO 6.00%
   due 01/25/05(10)                                                                377,999             7,264
Structured Asset Investment Loan Trust, Series 2003-BC8 AIO 6.00%
   due 08/25/05(10)                                                                149,334             5,801
Structured Asset Investment Loan Trust, Series 2003-BC9 AIO 6.00%
   due 10/25/04(10)                                                                180,667             4,305
Structured Asset Investment Loan Trust, Series 2004-1 AIO 6.00%
   due 07/25/05(10)                                                                757,499            32,904
Structured Asset Investment Loan Trust, Series 2004-3 AIO 6.00%
   due 09/25/05(10)                                                                917,136            49,138
Structured Asset Securities Corp., Series 2002-HF1 AIO 6.00%
   due 05/25/05(10)                                                                206,182             4,759
Structured Asset Securities Corp., Series 2003-26A 2A2 4.59%
   due 09/25/33(2)                                                                 109,658           111,015
Structured Asset Securities Corp., Series 2003-40A 1A 5.00% due 01/25/34(2)         70,414            71,249
Structured Asset Securities Corp., Series 2004-6 1A 4.43% due 06/25/34(2)          306,617           309,505
Structured Asset Securities Corp., Series 2004-8 1A 4.74% due 07/25/34(2)           56,462            57,527
Terwin Mortgage Trust,Series 2004-5HE A1B 2.26% due 06/25/35(3)                     87,000            87,119
TIAA Commercial Real Estate Securitization, Series 2002-1A IIFX 6.77%
   due 11/22/04*(1)                                                                 86,000            93,679
Wells Fargo Home Equity Trust, Series 2004-1 AIO 6.00% due 09/25/05(1)(10)         409,256            22,456

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
                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 10/18/04(1)              $     31,000   $        30,951
                                                                                             ---------------
                                                                                                   5,777,305
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 0.7%

U.S. GOVERNMENT AGENCIES -- 0.7%
Federal Home Loan Mtg. Corp., Series 2598 ILIO 5.00% due 09/15/30(3)(10)(12)       175,020            28,315
Federal Home Loan Mtg. Corp., Series 2598 PO 5.00% due 10/15/33(11)(12)             76,812            52,811
Federal Home Loan Mtg. Corp., Series T-42 A5 7.50% due 02/25/42(12)                 24,455            26,447
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
   Series T-56 2 IO 0.06% due 05/25/43(10)(12)                                     624,055               947
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
   Series T-56 1 IO 0.27% due 05/25/43(10)(12)                                     632,595             9,084
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
   Series T-56 3 IO 0.37% due 05/25/43(10)(12)                                     537,524            10,308
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
   Series T-51 1AIO 0.41% due 09/25/43(1)(10)(12)                                  339,453             3,819
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
   Series T-56 AIO 1.51% due 05/25/43(10)(12)                                    1,078,461            21,563
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
   Series T-58 4A 7.50% due 09/25/43(12)                                            71,627            77,827
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 10/19/04(12)               9,207             9,959
Federal National Mtg. Assoc., Series 2001-50 BIIO 0.49%
   due 10/25/41(3)(10)(12)                                                       1,297,583            19,701
Federal National Mtg. Assoc., Series 2001-T12IO 0.57% due 08/25/41(3)(10)          782,158            21,785
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 10/19/04(12)               7,141             7,701
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)(12)          356,886           385,963
Federal National Mtg. Assoc., Series 2002-T1IO 0.42%
   due 11/25/31(1)(3)(10)(12)                                                      748,047             8,052
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(12)              4,248             4,616
Federal National Mtg. Assoc., Series 2002-T4IO 0.45%
   due 12/25/41(2)(10)(12)                                                       4,162,245            50,226
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(12)             444,686           483,179
Federal National Mtg. Assoc., Series 2002-W1 2A 7.50%% due 02/25/42(12)             57,348            61,911
Federal National Mtg. Assoc., Series 2003-31 IMIO 5.75%
   due 10/25/04(1)(3)(10)(12)                                                      321,527            31,751
Federal National Mtg. Assoc., Series 2003-T2 S1IO 3.50%
   due 10/25/04(1)(3)(10)(12)                                                      560,000             1,731
Federal National Mtg. Assoc., Series 2003-W10 1IO 2.01%
   due 06/25/43(2)(10)(12)                                                       1,521,943            82,427
Federal National Mtg. Assoc., Series 2003-W10 3IO 1.99%
   due 06/25/43(2)(10)(12)                                                         318,176            16,911
Federal National Mtg. Assoc., Series 2003-W12 22IO 2.23%
   due 06/25/43(2)(10)(12)                                                         738,352            40,204
Federal National Mtg. Assoc., Series 2004-4 QM 10.52% due 06/25/33(3)(12)          105,908           107,441
Federal National Mtg. Assoc., Series 329 2IO 5.50% due 01/01/33(3)(10)(12)         507,055           109,801
Federal National Mtg. Assoc., Series 343-29IO 5.00%
   due 10/25/04(1)(3)(10)(12)                                                      145,087            22,460
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W6 2IO1 0.35% due 09/25/42(1)(10)(12)                               271,467             1,589
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W6 IO23 0.36% due 09/25/42(10)(12)                                  768,667             6,460
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W6 IO3 0.67% due 06/25/42(10)(12)                                   728,526             6,238
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W2 2IO 1.07% due 07/25/42(10)(12)                                   858,571            22,325
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W6 5IO1 1.26% due 09/25/42(10)(12)                                  510,920            10,196
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W8 1IO2 1.46% due 12/25/42(10)(12)                                1,153,991            57,281
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W8 1IO1 1.64% due 12/25/42(10)(12)                                  767,646             5,435

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
                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W6 1IO1 1.71% due 10/25/42(10)(12)                             $    290,576   $        11,278
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2002-W3 A5 7.50% due 01/25/28(12)                                          5,476             5,935
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2001-T7 A1 7.50% due 02/25/41(12)                                          2,387             2,579
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2001-T4 A1 7.50% due 07/25/41(12)                                          8,628             9,323
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2002-T4 A3 7.50% due 12/25/41(12)                                        161,486           175,009
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2002-14 A2 7.50% due 01/25/42(12)                                        114,250           124,140
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2002-T16 A3 7.50% due 07/25/42(12)                                       177,165           192,055
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W2 1A3 7.50% due 07/25/42(12)                                        52,661            57,220
Federal National Mtg. Assoc., Structured Pass-Through Securities,
   Series 2003-W3 1A3 7.50% due 08/25/42(12)                                       118,920           129,215
Government National Mtg. Assoc., Series 2003-114 SP 14.61%
   due 12/16/27(3)(12)                                                             108,147           118,336
                                                                                             ---------------
                                                                                                   2,631,554
                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $8,610,268)                                                    8,408,859
                                                                                             ---------------

BONDS & NOTES -- 12.8%

CONSUMER DISCRETIONARY -- 0.1%

AUTOMOTIVE -- 0.1%
DaimlerChrysler NA Holding Corp. 7.20% due 09/01/09                                 20,000            22,511
DaimlerChrysler NA Holding Corp. 8.00% due 06/15/10                                 65,000            75,572
DaimlerChrysler NA Holding Corp., Series MTND 3.40% due 12/15/04                    25,000            25,032
Ford Motor Co. 9.98% due 02/15/47                                                   40,000            49,243
General Motors Corp. 7.20% due 01/15/11                                             10,000            10,591
Lear Corp., Series B 8.11% due 05/15/09                                             20,000            23,092

HOUSING & HOUSEHOLD DURABLES -- 0.0%
Lennar Corp., Series B 9.95% due 05/01/10                                           25,000            27,219
Pulte Homes, Inc. 6.38% due 05/15/33                                                10,000             9,831
Pulte Homes, Inc. 7.88% due 08/01/11                                                45,000            52,396

RETAIL -- 0.0%
Avery Dennison Corp. 4.88% due 01/15/13                                             25,000            25,313
CVS Corp. 6.12% due 01/10/13*                                                       18,747            20,085
Federated Department Stores, Inc. 6.63% due 04/01/11                                25,000            27,931
May Department Stores Co. 5.75% due 07/15/14*                                       15,000            15,460
Nordstrom, Inc. 6.95% due 03/15/28                                                  20,000            22,131
RadioShack Corp. 7.38% due 05/15/11                                                 30,000            34,529
                                                                                             ---------------
                                                                                                     440,936
                                                                                             ---------------

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Archer-Daniels-Midland Co. 8.13% due 06/01/12                                       40,000            49,385
Cadbury Schweppes US Finance, LLC 3.88% due 10/01/08*                               40,000            40,081
ConAgra Foods, Inc. 6.75% due 09/15/11                                              20,000            22,503
ConAgra, Inc. 7.88% due 09/15/10                                                    30,000            35,364

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
                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Fosters Finance Corp. 4.88% due 10/01/14*                                     $     15,000   $        14,877
Hormel Foods Corp. 6.63% due 06/01/11                                               25,000            28,055
Kraft Foods, Inc. 5.25% due 06/01/07                                                40,000            41,862
Kraft Foods, Inc. 5.63% due 11/01/11                                                95,000           100,344
Kroger Co. 6.75% due 04/15/12                                                       45,000            50,324
Miller Brewing Co. 5.50% due 08/15/13*                                              30,000            31,279
Tyson Foods, Inc. 8.25% due 10/01/11                                                15,000            17,777

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
S.C. Johnson & Son, Inc. 5.75% due 02/15/33*                                        25,000            24,928
                                                                                             ---------------
                                                                                                     456,779
                                                                                             ---------------

ENERGY -- 0.2%

ENERGY SERVICES -- 0.1%
Arizona Public Service Co. 6.50% due 03/01/12                                       40,000            44,407
Enterprise Products Operating LP 4.00% due 10/15/07*                                10,000            10,056
Enterprise Products Operating LP 4.63% due 10/15/09*                                20,000            20,166
Enterprise Products Operating LP 5.60% due 10/15/14*                                15,000            15,114
Motiva Enterprises, LLC 5.20% due 09/15/12*                                         40,000            41,328
Ocean Energy, Inc. 7.25% due 10/01/11                                               20,000            22,716
PacifiCorp 5.45% due 09/15/13                                                       20,000            21,056
Schlumberger Technology Corp. 6.50% due 04/15/12*                                   45,000            50,496
Sunoco, Inc. 4.88% due 10/15/14                                                     15,000            14,841
Western Resources, Inc. 7.13% due 08/01/09                                          20,000            22,097
Western Resources, Inc. 7.88% due 05/01/07                                          40,000            44,341

ENERGY SOURCES -- 0.1%
Amerada Hess Corp. 6.65% due 08/15/11                                               10,000            11,041
Amerada Hess Corp. 7.38% due 10/01/09                                               20,000            22,477
Conoco Funding Co. 6.35% due 10/15/11                                              125,000           139,404
Kerr-McGee Corp. 6.88% due 09/15/11                                                 30,000            33,559
Occidental Petroleum Corp. 10.13% due 09/15/09                                      25,000            31,421
Petro-Canada 5.35% due 07/15/33                                                     40,000            36,652
Powergen, PLC 4.50% due 10/15/04                                                    70,000            70,046
XTO Energy, Inc. 7.50% due 04/15/12                                                 10,000            11,748
                                                                                             ---------------
                                                                                                     662,966
                                                                                             ---------------

FINANCE -- 2.1%

BANKS -- 0.4%
Banc One Corp. 7.60% due 05/01/07                                                   25,000            27,662
Bank of America Corp. 7.40% due 01/15/11                                           180,000           209,780
Bank of New York Co., Inc. 3.40% due 03/15/13(2)                                    10,000             9,793
Bank United Corp. 8.88% due 05/01/07                                                60,000            67,496
Barclays Bank, PLC 6.86% due 06/15/32*(2)                                           20,000            22,017
Capital One Bank 6.70% due 05/15/08                                                  5,000             5,480
Citicorp, Series MTNF 6.38% due 11/15/08                                            40,000            43,936
First Maryland Bancorp 7.20% due 07/01/07                                           20,000            22,089
First Union National Bank 7.80% due 08/18/10                                        85,000           100,121
Fleet Capital TrustV 2.91% due 12/18/28(3)                                          20,000            19,996
Independence Community Bank Corp. 3.50% due 06/20/08(2)                             50,000            48,457
Merita Bank, PLC 6.50% due 04/01/09                                                 50,000            55,230

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
                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
National City Bank 6.25% due 03/15/11                                         $    105,000   $       114,664
National Westminster Bank, PLC 7.38% due 10/01/09                                   60,000            69,337
PNC Funding Corp. 5.25% due 11/15/15                                                50,000            50,754
Popular North America, Inc. 3.88% due 10/01/08                                      30,000            29,983
Royal Bank of Scotland Group, PLC 7.65% due 09/30/31(2)                             70,000            83,501
UBS Preferred Funding Trust I 8.62% due 10/10/10(2)                                 30,000            36,219
Wachovia Corp. 5.25% due 08/01/14                                                   95,000            97,113
Washington Mutual, Inc. 4.63% due 04/01/14                                          60,000            57,354
Washington Mutual, Inc. 8.25% due 04/01/10                                          25,000            29,588

FINANCIAL SERVICES -- 1.6%
Ameritech Capital Funding Co. 6.25% due 05/18/09                                    25,000            27,056
Anadarko Finance Co. 6.75% due 05/01/11                                             25,000            28,313
AXA Financial, Inc. 7.75% due 08/01/10                                              25,000            29,314
Banc of America Large Loan, Inc., Series 2003-BBA2 X1A 0.81%
   due 11/15/15*(1)(3)(10)                                                       2,887,289            19,249
Bear Stearns Alt-A Trust 4.97% due 11/25/34(2)                                     124,000           126,577
Bear Stearns Alt-A Trust 5.15% due 09/25/34(2)                                      53,986            55,192
Bear Stearns Co., Inc. 7.80% due 08/15/07                                           60,000            67,083
Bell Atlantic Financial Services, Inc., Series MTN 7.60% due 03/15/07               35,000            38,465
Boeing Capital Corp. 7.38% due 09/27/10                                             10,000            11,618
Bunge Limited Finance Corp. 4.38% due 12/15/08                                      25,000            25,179
Chase Commercial Mtg. Securities Corp., Series 2001-1 A1 7.66%
   due 04/15/32(13)                                                                 82,617            86,067
CIT Group, Inc. 5.00% due 02/13/14                                                  55,000            54,779
CIT Group, Inc. 7.75% due 04/02/12                                                  35,000            41,421
Citigroup, Inc. 5.00% due 09/15/14*                                                295,112           295,479
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% due 10/15/04(13)        200,000           204,209
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% due 12/15/30(13)        135,000           145,520
Core Investment Grade Bond Trust I 4.73% due 11/30/07                            1,500,000         1,550,475
Countrywide Capital III, Series B 8.05% due 06/15/27                                20,000            23,408
Countrywide Home Loans, Inc. Series MTNL 4.00% due 03/22/11                         45,000            43,702
Countrywide Home Loans, Inc., Series MTNK 5.63% due 05/15/07                        20,000            21,089
Credit Suisse First Boston USA, Inc. 6.13% due 11/15/11                             10,000            10,895
FFCA Secured Lending Corp., Series 2000-1 A2 9.42% due 09/18/27*                   264,000           286,710
First Chicago Corp. 6.38% due 01/30/09                                              50,000            54,865
Ford Motor Credit Co. 6.50% due 01/25/07                                            65,000            68,847
Ford Motor Credit Co. 7.88% due 06/15/10                                            35,000            39,037
Franchise Finance Corp. of America 8.75% due 10/15/10                               30,000            37,494
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                      65,000            71,412
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11                      50,000            55,135
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                      10,000            11,509
General Motors Acceptance Corp. 6.88% due 09/15/11                                   5,000             5,245
General Motors Acceptance Corp. 8.00% due 11/01/31                                  25,000            25,875
General Motors Acceptance Corp. 8.38% due 07/15/33                                  30,000            31,853
GGP Mall Properties Trust, Series 2001-C1A D3 4.01% due 02/15/14*(3)                49,988            51,587
Goldman Sachs Group, Inc. 4.75% due 07/15/13                                        45,000            44,151
Grand Metropolitan Investment Corp. 8.00% due 09/15/22                              45,000            57,805
Grand Metropolitan Investment Corp. 9.00% due 08/15/11                              15,000            18,861
Granite Mtgs., PLC 2.88% due 01/20/43(1)(3)(13)                                     30,000            30,198
Granite Mtgs., PLC 3.08% due 01/20/44(1)(3)(13)                                     30,000            30,690
Greenpoint Capital Trust I 9.10% due 06/01/27                                       15,000            17,609
GS Mortgage Securities Corp., Series 2003-FL6A L 5.01%
   due 11/15/15*(1)(3)(13)                                                          25,000            25,194
Heller Financial, Inc. 7.38% due 11/01/09                                           20,000            23,111

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
                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Holmes Financing PLC 3.05% due 07/15/40(3)(13)                                $     40,000   $        40,355
Holmes Financing PLC, Series 8-2C 2.32% due 07/15/40(1)(3)(13)                      20,000            20,050
Household Finance Corp. 6.38% due 11/27/12                                          15,000            16,620
Household Finance Corp. 6.75% due 05/15/11                                          20,000            22,511
Household Finance Corp. 7.00% due 05/15/12                                         150,000           171,666
Household Finance Corp. 8.00% due 07/15/10                                          55,000            65,009
HSBC Capital Funding LP 9.55% due 06/30/10*(2)                                      45,000            56,676
HVB Mtg. Capital Corp., Series 2003-FL1A K 4.59% due 09/10/22*(1)(3)(13)            72,000            71,638
Istar Asset Receivables Trust, Series 2002-1A E 3.08% due 05/28/20*(3)             114,000           118,732
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                         160,000           160,858
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                          10,000            11,224
John Hancock Global Funding II 7.90% due 07/02/10*                                  15,000            17,717
Lehman Brothers Floating Rate Commercial Mtg. Trust,
   Series 2003-C4A A 2.35% due 07/11/15*(1)(3)(13)                                  22,665            22,721
Lehman Brothers Holdings, Inc. 4.00% due 01/22/08                                   25,000            25,395
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12                                   30,000            33,555
Merit Securities Corp., Series 11PA 3A1 2.46% due 04/28/27*(3)(13)                 112,679           113,850
Merrill Lynch & Co., Inc., Series MTNB 4.75% due 11/20/09                           10,000            10,318
Merrill Lynch Mtg. Investors, Inc., Series 1999-C1 A1 7.37%
   due 10/13/04(13)                                                                 74,718            78,246
Morgan Stanley Dean Witter Capital I, Series 2001-XLF D 3.20%
   due 10/07/13*(3)(13)                                                             16,481            16,500
Morgan Stanley Dean Witter Capital I, Series 2001-XLF E 3.16%
   due 10/07/13*(3)(13)                                                             32,281            32,259
Morgan Stanley Group, Inc. 6.75% due 04/15/11                                       25,000            28,014
Mortgage Capital Funding, Inc., Series 1998 E 7.29% due 06/18/30(2)(13)             27,000            30,803
NiSource Finance Corp. 7.88% due 11/15/10                                           40,000            47,269
Nomura Asset Securities Corp., Series 1995-MD3 A1B 8.15% due 04/04/27(13)           29,189            29,701
Nomura Asset Securities Corp., Series 1996-MD5 A1C 7.12% due 04/13/39(13)          115,000           121,790
Oneamerica Financial Partners, Inc. 7.00% due 10/15/33*                             15,000            15,397
Permanent Financing PLC, Series 3 Note 3.01% due 06/10/42(1)(3)(13)                 50,000            50,680
Permanent Financing PLC, Series 3-C 2.66% due 06/10/42(1)(3)(13)                    60,000            60,237
Permanent Financing PLC, Series 5 Class 1C 2.36% due 06/10/42(1)(3)(13)             62,000            62,000
Permanent Financing PLC, Series 5 Class 2C 2.51% due 06/10/42(1)(3)(13)             62,000            62,077
Principal Life Global Funding I 5.25% due 01/15/13*                                 30,000            30,809
Salomon Brothers Mtg. Securities VII, Inc., Series 2000-C2 A1 7.30%
   due 07/18/33(13)                                                                 15,586            15,706
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CD
   0.89% due 02/15/15*(1)(2)(13)                                                   315,495             4,869
Sasco Arc NIM Notes, Series 2002-BC10 A 7.75% due 01/27/33*(13)                      2,882             2,885
Sequoia Mtg. Funding Trust, Series 2004-A AX1IO 0.80%
   due 02/25/08*(1)(10)(13)                                                      3,823,670            40,626
State Street Capital Trust II 2.21% due 02/15/08(3)                                 20,000            20,108
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00%
   due 03/24/18*(1)(13)                                                             50,000            48,365
Textron Financial Corp. 6.00% due 11/20/09                                          40,000            44,000
Toll Brothers Finance Corp. 5.95% due 09/15/13                                      50,000            52,617
Verizon Global Funding Corp. 7.25% due 12/01/10                                     45,000            51,886

INSURANCE -- 0.1%
ACE INA Holdings, Inc. 8.30% due 08/15/06                                           40,000            43,659
Executive Risk Capital Trust, Series B 8.68% due 02/01/27                           30,000            35,019
Fund American Cos., Inc. 5.88% due 05/15/13                                         25,000            25,523
Hartford Financial Services Group, Inc. 7.90% due 06/15/10                          35,000            41,267
John Hancock Financial Services, Inc. 5.63% due 12/01/08                            30,000            32,011
MetLife, Inc. 6.13% due 12/01/11                                                    15,000            16,393
Nationwide Financial Services, Inc. 5.63% due 02/13/15                              10,000            10,399
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*                                 15,000            18,596

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
                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Protective Life Corp. 4.30% due 06/01/13                                      $     15,000   $        14,340
St. Paul Cos., Inc. 5.75% due 03/15/07                                              65,000            68,300
Travelers Property Casualty Corp. 3.75% due 03/15/08                                10,000            10,075
XL Capital Finance, PLC 6.50% due 01/15/12                                          15,000            16,468
                                                                                             ---------------
                                                                                                   7,350,637
                                                                                             ---------------

HEALTHCARE -- 0.0%

DRUGS -- 0.0%
Bayer Corp. 6.20% due 02/15/08*(2)                                                  15,000            16,100
Hospira,  Inc. 4.95% due 06/15/09                                                   35,000            35,881
Wyeth 6.70% due 03/15/11                                                            30,000            33,360

HEALTH SERVICES -- 0.0%
HCA, Inc. 6.95% due 05/01/12                                                        35,000            37,792
                                                                                             ---------------
                                                                                                     123,133
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 0.3%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. 6.88% due 10/15/43                                                       15,000            16,674
Litton Industries, Inc. 8.00% due 10/15/09                                          45,000            52,379
Lockheed Martin Corp. 8.50% due 12/01/29(5)                                         35,000            46,282
Northrop Grumman Corp. 4.08% due 11/16/06                                           30,000            30,477
Raytheon Co. 4.85% due 01/15/11                                                     20,000            20,532
Raytheon Co. 5.38% due 04/01/13                                                     40,000            41,588
Raytheon Co. 6.00% due 12/15/10                                                     30,000            32,875
Raytheon Co. 6.75% due 08/15/07                                                     25,000            27,343
Raytheon Co. 7.00% due 11/01/28                                                     15,000            16,938
Raytheon Co. 8.30% due 03/01/10                                                     25,000            29,886

BUSINESS SERVICES -- 0.1%
Bunge Limited Finance Corp. 5.88% due 05/15/13                                      10,000            10,538
Bunge Limited Finance Corp. 7.80% due 10/15/12                                       5,000             5,912
Cendant Corp. 6.25% due 03/15/10                                                    50,000            54,370
Cendant Corp. 7.38% due 01/15/13                                                    35,000            40,497
Monsanto Co. 4.00% due 05/15/08                                                      5,000             5,039
Monsanto Co. 7.38% due 08/15/12                                                     15,000            17,563
Waste Management, Inc. 6.38% due 11/15/12                                            5,000             5,527
Waste Management, Inc. 7.38% due 08/01/10                                           45,000            51,944

ELECTRICAL EQUIPMENT -- 0.0%
Jabil Circuit, Inc. 5.88% due 07/15/10                                              15,000            15,692

MACHINERY -- 0.0%
Kennametal, Inc. 7.20% due 06/15/12                                                 40,000            43,641

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.75% due 02/15/11                                      35,000            39,378
Tyco International Group SA 7.00% due 06/15/28                                      50,000            56,411

TRANSPORTATION -- 0.1%
CSX Corp. 6.75% due 03/15/11                                                        50,000            55,519
Fedex Corp. 2.65% due 04/01/07                                                      35,000            34,428
Norfolk Southern Corp. 6.75% due 02/15/11                                            5,000             5,615

                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Norfolk Southern Corp. 7.05% due 05/01/37                                     $     65,000   $        73,477
Union Pacific Corp. 6.65% due 01/15/11                                              50,000            55,575
                                                                                             ---------------
                                                                                                     886,100
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 0.2%

BROADCASTING & MEDIA -- 0.2%
AOL Time Warner, Inc. 7.63% due 04/15/31(5)                                         55,000            63,305
Clear Channel Communications, Inc. 5.75% due 01/15/13                               35,000            35,949
Cox Communications, Inc. 7.75% due 11/01/10                                         30,000            33,434
Cox Enterprises, Inc. 8.00% due 02/15/07*                                           20,000            21,465
Jones Intercable, Inc. 7.63% due 04/15/08                                           20,000            22,210
Liberty Media Corp. 5.70% due 05/15/13                                              15,000            14,829
Liberty Media Corp. 7.88% due 07/15/09                                              20,000            22,325
News America Holdings, Inc. 4.75% due 03/15/10                                      10,000            10,175
News America Holdings, Inc. 7.70% due 10/30/25                                      75,000            87,641
Tele-Communications, Inc. 7.88% due 08/01/13                                        50,000            58,525
Tele-Communications, Inc. 9.80% due 02/01/12                                        45,000            57,377
Time Warner, Inc. 8.18% due 08/15/07                                                20,000            22,382
Time Warner, Inc. 9.13% due 01/15/13                                                90,000           112,683
Time Warner, Inc. 9.15% due 02/01/23                                                15,000            19,331
USA Interactive 7.00% due 01/15/13                                                  15,000            16,416

LEISURE & TOURISM -- 0.0%
Continental Airlines, Inc., Series 02-1 6.56% due 08/15/13                          15,000            16,101
Continental Airlines, Inc., Series 974A 6.90% due 01/02/18                           8,261             7,954
Continental Airlines, Inc., Series 981A 6.65% due 09/15/17                          38,062            35,627
GTECH Holdings Corp. 4.75% due 10/15/10                                             50,000            50,398
Hilton Hotels Corp. 8.25% due 02/15/11                                              25,000            29,531
Northwest Airlines Trust, Series 1999-2A 7.58% due 03/01/19                          8,539             8,503
Tricon Global Restaurants, Inc. 8.88% due 04/15/11                                  15,000            18,650
                                                                                             ---------------
                                                                                                     764,811
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 0.4%

COMPUTER SERVICES -- 0.0%
Computer Associates International, Inc., Series B 6.38% due 04/15/05                10,000            10,225
Sungard Data Systems, Inc. 4.88% due 01/15/14                                       15,000            14,730

COMPUTER SOFTWARE -- 0.0%
Fiserv, Inc. 4.00% due 04/15/08                                                     15,000            15,177

TELECOMMUNICATIONS -- 0.4%
AT&T Broadband Corp. 8.38% due 03/15/13                                             40,000            48,440
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                     95,000           112,555
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                     25,000            32,826
BellSouth Capital Funding Corp. 7.75% due 02/15/10                                  20,000            23,294
France Telecom SA 8.50% due 03/01/11                                                85,000           101,752
France Telecom SA 10.00% due 03/01/31                                               45,000            59,663
Koninklijke (Royal) KPN NV 8.38% due 10/01/30                                       25,000            32,285
Michigan Bell Telephone Co. 7.85% due 01/15/22                                      30,000            35,408
Motorola, Inc. 4.61% due 11/16/07                                                   60,000            61,647
Motorola, Inc. 7.63% due 11/15/10                                                   15,000            17,553
New England Telephone & Telegraph Co. 7.88% due 11/15/29                            80,000            96,461
Nextel Communications, Inc. 6.88% due 10/31/13                                      30,000            31,200
Sprint Capital Corp. 6.13% due 11/15/08                                             50,000            53,969
Sprint Capital Corp. 6.88% due 11/15/28                                             45,000            47,200
Sprint Capital Corp. 7.63% due 01/30/11                                             35,000            40,437

                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Sprint Capital Corp. 8.38% due 03/15/12                                       $     40,000   $        48,445
TCI Communications, Inc. 8.75% due 08/01/15                                         60,000            74,788
Telecom Italia Capital 4.00% due 11/15/08*                                          35,000            35,197
Telecom Italia Capital 5.25% due 11/15/13*                                          25,000            25,471
Telecom Italia Capital 6.38% due 11/15/33*                                          55,000            56,807
Telefonica Europe BV 7.75% due 09/15/10                                             30,000            35,351
United States Cellular Corp. 6.70% due 12/15/33                                     20,000            19,969
Verizon New England, Inc. 6.50% due 09/15/11                                        75,000            82,735
Verizon Wireless Capital, LLC 5.38% due 12/15/06                                    10,000            10,468
Vodafone Group, PLC 7.88% due 02/15/30                                              45,000            56,815
                                                                                             ---------------
                                                                                                   1,280,868
                                                                                             ---------------

MATERIALS -- 0.1%

CHEMICALS -- 0.1%
Chevron Phillips Chemical Co., LLC 5.38% due 06/15/07                               95,000            99,451
Dow Chemical Co. 5.75% due 11/15/09                                                 50,000            53,657
Dow Chemical Co. 8.55% due 10/15/09                                                 20,000            23,688
Eastman Chemical Co. 3.25% due 06/15/08                                             15,000            14,673
ICI Wilmington, Inc. 4.38% due 12/01/08                                             20,000            20,037
ICI Wilmington, Inc. 5.63% due 12/01/13                                             15,000            15,414
Lubrizol Corp. 5.50% due 10/01/14                                                   25,000            24,829
Praxair, Inc. 6.38% due 04/01/12                                                    10,000            11,252

FOREST PRODUCTS -- 0.0%
Weyerhaeuser Co. 6.75% due 03/15/12                                                 20,000            22,428
Weyerhaeuser Co. 7.13% due 07/15/23                                                 45,000            49,798
Weyerhaeuser Co. 7.95% due 03/15/25                                                 15,000            17,872

METALS & MINERALS -- 0.0%
Alcoa, Inc. 6.50% due 06/01/11                                                      60,000            67,381
Falconbridge, Ltd. 5.38% due 06/01/15                                               25,000            25,111
WMC Finance USA, Ltd. 5.13% due 05/15/13                                            10,000            10,073
WMC Finance USA, Ltd. 6.25% due 05/15/33                                            10,000            10,241

PLASTIC -- 0.0%
Sealed Air Corp. 5.63% due 07/15/13*                                                20,000            20,563
Sealed Air Corp. 6.88% due 07/15/33*                                                20,000            21,349
                                                                                             ---------------
                                                                                                     507,817
                                                                                             ---------------

MUNICIPAL BONDS -- 0.0%

MUNICIPAL BONDS -- 0.0%
Illinois State Pension General Obligation 5.10% due 06/01/33                        30,000            28,576
New Jersey Trust Turnpike Authority 4.25% due 01/01/16                              25,000            24,050
State of Oregon General Obligation 5.89% due 06/01/27                               30,000            31,812
                                                                                             ---------------
                                                                                                      84,438
                                                                                             ---------------

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Archstone-Smith Operating Trust 5.00% due 08/15/07                                  60,000            62,113
Centerpoint Properties Trust, Series MTN 4.75% due 08/01/10                         15,000            15,203

                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Colonial Properties Trust 6.25% due 06/15/14                                  $     60,000   $        63,165
Developers Diversified Realty Corp. 4.63% due 08/01/10                              15,000            14,962
Equity One, Inc. 3.88% due 04/15/09                                                 50,000            48,657
Health Care REIT, Inc. 6.00% due 11/15/13                                           60,000            61,583
Heritage Property Investment Trust, Inc. 5.13% due 04/15/14*                        20,000            19,195
Hospitality Properties Trust 6.75% due 02/15/13                                     45,000            48,382
HRPT Properties Trust 5.75% due 02/15/14                                            20,000            20,205
HRPT Properties Trust 6.25% due 08/15/16                                            10,000            10,351
Kimco Realty Corp., Series MTNC 5.19% due 10/01/13                                  15,000            15,161
Simon Property Group LP 5.63% due 08/15/14*                                         20,000            20,493
Vornado Realty Trust 4.75% due 12/01/10                                             25,000            25,008
                                                                                             ---------------
                                                                                                     424,478
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 8.0%

U.S. GOVERNMENT AGENCIES -- 8.0%
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29                                     73,300            78,924
Federal Home Loan Mtg. Corp. 8.50% due 07/01/28                                     11,398            12,561
Federal National Mtg. Assoc. 4.00% due 05/01/19                                    971,918           948,406
Federal National Mtg. Assoc. 5.00% due 03/01/19                                    373,776           380,228
Federal National Mtg. Assoc. 5.00% due 03/25/31(3)(10)                             159,028            27,553
Federal National Mtg. Assoc. 5.00% due October TBA                               2,025,000         2,056,640
Federal National Mtg. Assoc. 5.50% due 10/25/04(3)(10)                             359,809            80,178
Federal National Mtg. Assoc. 5.50% due 04/01/33                                    269,927           274,278
Federal National Mtg. Assoc. 5.50% due 06/01/33                                    481,191           107,277
Federal National Mtg. Assoc. 5.50% due 12/01/33                                    104,427            23,641
Federal National Mtg. Assoc. 5.50% due 09/01/34                                    400,000           405,793
Federal National Mtg. Assoc. 5.50% due October TBA                                 730,000           739,581
Federal National Mtg. Assoc. 6.00% due 03/01/14                                      7,270             7,635
Federal National Mtg. Assoc. 6.00% due 04/01/17                                      7,858             8,245
Federal National Mtg. Assoc. 6.00% due November TBA                              4,900,000         5,048,529
Federal National Mtg. Assoc. 6.26% due 12/25/33(3)                                 425,210            48,087
Federal National Mtg. Assoc. 6.50% due 10/01/28                                      8,119             8,537
Federal National Mtg. Assoc. 6.50% due 09/01/29                                      2,091             2,201
Federal National Mtg. Assoc. 6.50% due 03/01/32                                        116               122
Federal National Mtg. Assoc. 6.50% due 04/01/32                                     45,277            47,525
Federal National Mtg. Assoc. 6.50% due 07/01/32                                    107,249           112,576
Federal National Mtg. Assoc. 6.50% due 08/01/32                                    354,608           372,220
Federal National Mtg. Assoc. 6.50% due 01/01/33                                      3,006             3,155
Federal National Mtg. Assoc. 6.50% due 02/01/33                                     53,477            56,133
Federal National Mtg. Assoc. 6.50% due 03/01/33                                     21,741            22,821
Federal National Mtg. Assoc. 6.50% due 06/01/33                                     25,642            26,920
Federal National Mtg. Assoc. 6.50% due 07/01/33                                     13,249            13,910
Federal National Mtg. Assoc. 6.50% due 08/01/33                                     66,967            70,305
Federal National Mtg. Assoc. 6.50% due 11/01/33                                    359,290           377,195
Federal National Mtg. Assoc. 6.50% due 12/01/33                                    704,009           739,093
Federal National Mtg. Assoc. 6.50% due 03/01/34                                     26,329            27,641
Federal National Mtg. Assoc. 6.50% due 05/01/34                                     65,801            69,078
Federal National Mtg. Assoc. 6.50% due 06/01/34                                    639,608           671,953
Federal National Mtg. Assoc. 6.50% due 07/01/34                                     44,427            46,639
Federal National Mtg. Assoc. 6.50% due November TBA                              4,300,000         4,498,875
Federal National Mtg. Assoc. 7.00% due 11/01/22                                      9,288             9,870
Federal National Mtg. Assoc. 7.00% due 05/01/29                                     15,192            16,135

                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 7.00% due 09/01/29                               $     26,001   $        27,614
Federal National Mtg. Assoc. 7.00% due 02/01/31                                      9,239             9,805
Federal National Mtg. Assoc. 7.00% due 07/01/31                                     25,029            26,559
Federal National Mtg. Assoc. 7.00% due 01/01/32                                      3,170             3,364
Federal National Mtg. Assoc. 7.00% due 05/01/32                                     27,396            29,070
Federal National Mtg. Assoc. 7.00% due 06/01/32                                    142,005           150,642
Federal National Mtg. Assoc. 7.00% due 08/01/32                                    577,849           612,993
Federal National Mtg. Assoc. 7.00% due 01/01/33                                     10,118            10,734
Federal National Mtg. Assoc. 7.00% due 03/01/33                                    852,239           904,019
Federal National Mtg. Assoc. 7.00% due 06/01/33                                  1,592,051         1,689,346
Federal National Mtg. Assoc. 7.00% due 08/01/33                                     30,698            32,564
Federal National Mtg. Assoc. 7.00% due 10/01/33                                  3,617,563         3,839,167
Federal National Mtg. Assoc. 7.00% due 11/01/33                                     23,748            25,191
Federal National Mtg. Assoc. 7.00% due 12/01/33                                  1,178,469         1,250,392
Federal National Mtg. Assoc. 7.00% due September TBA                               500,000           529,734
Federal National Mtg. Assoc. 7.25% due 01/15/10                                  1,025,000         1,188,644
Federal National Mtg. Assoc. 7.50% due 07/01/08                                      7,318             7,447
Federal National Mtg. Assoc. 7.50% due 04/01/24                                    108,748           117,208
Federal National Mtg. Assoc. 7.50% due 02/25/29                                        461               499
Federal National Mtg. Assoc. 7.50% due 11/25/31                                     99,775           108,411
Federal National Mtg. Assoc. 7.50% due 10/25/40                                     26,134            28,214
Federal National Mtg. Assoc. 7.50% due 08/25/41                                        372               403
Federal National Mtg. Assoc. 7.50% due 05/25/42                                    154,106           167,446
Federal National Mtg. Assoc. 7.50% due 02/25/44                                      7,136             7,753
Federal National Mtg. Assoc. 7.50% due 06/25/44                                    118,319           128,421
Federal National Mtg. Assoc. 8.00% due 04/01/25                                     37,365            40,894
Federal National Mtg. Assoc. 9.00% due 06/01/26                                      1,718             1,925
Federal National Mtg. Assoc. 9.00% due 11/01/26                                      1,239             1,383
Federal National Mtg. Assoc. 9.42% due 09/25/42(1)(2)                               64,846            73,916
Federal National Mtg. Assoc. 9.50% due 10/25/04                                     23,203            25,644
Federal National Mtg. Assoc. 10.40% due 01/25/44(1)(2)                             105,870           122,452
                                                                                             ---------------
                                                                                                  28,602,314
                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 0.8%

U.S. TREASURIES -- 0.8%
United States Treasury Bonds 6.00% due 02/15/26                                    485,000           552,957
United States Treasury Bonds 6.25% due 05/15/30                                    783,000           929,323
United States Treasury Bonds 8.00% due 11/15/21                                    550,000           756,013
United States Treasury Notes 3.25% due 08/15/08                                     80,000            80,378
United States Treasury Notes 4.25% due 08/15/13                                    437,000           443,538
                                                                                             ---------------
                                                                                                   2,762,209
                                                                                             ---------------

UTILITIES -- 0.4%

ELECTRIC UTILITIES -- 0.3%
AEP Texas Central Co. 5.50% due 02/15/13                                            15,000            15,611
AEP Texas North Co. 5.50% due 03/01/13                                              25,000            25,989
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                       5,000             5,242
Carolina Power & Light Co. 6.13% due 09/15/33                                       20,000            20,932
Centerpoint Energy Houston 5.75% due 01/15/14                                       20,000            21,224
Cleveland Electric Illuminating Co. 5.65% due 12/15/13                              35,000            36,217
Cleveland Electric Illuminating Co., Series D 7.43% due 11/01/09                    20,000            22,854
Consumers Energy Co. 6.25% due 09/15/06                                             60,000            63,255
Dayton Power & Light Co. 5.13% due 10/01/13*                                        20,000            20,181

                                                                               PRINCIPAL          VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Dominion Resources, Inc. 5.70% due 09/17/12                                   $     10,000   $        10,515
Dominion Resources, Inc. 8.13% due 06/15/10                                         50,000            59,245
Dominion Resources, Inc., Series D 5.13% due 12/15/09                               55,000            56,959
Exelon Generation Co., LLC 6.95% due 06/15/11                                       55,000            62,137
Florida Power & Light Co. 5.63% due 04/01/34                                        10,000            10,020
Florida Power & Light Co. 5.95% due 10/01/33                                        50,000            52,413
Florida Power Corp. 5.90% due 03/01/33                                              10,000            10,150
MidAmerican Energy Holdings Co. 3.50% due 05/15/08                                  30,000            29,529
Monongahela Power Co. 5.00% due 10/01/06                                            25,000            25,867
Northern States Power Co., Series B 8.00% due 08/28/12                              80,000            97,732
Oncor Electric Delivery Co. 6.38% due 05/01/12                                      25,000            27,677
Oncor Electric Delivery Co. 7.25% due 01/15/33                                      30,000            35,297
Pacific Gas & Electric Co. 4.20% due 03/01/11                                       20,000            19,741
Pacific Gas & Electric Co. 4.80% due 03/01/14                                       25,000            24,814
Pacific Gas & Electric Co. 6.05% due 03/01/34                                       55,000            55,979
Pepco Holdings, Inc. 5.50% due 08/15/07                                             20,000            20,941
Potomac Edison Co. 8.00% due 06/01/24                                               10,000            10,227
Public Service Co. of Colorado, Series A 6.88% due 07/15/09                         30,000            33,557
Public Service Co. of New Mexico 4.40% due 09/15/08                                 25,000            25,353
Public Service Electric & Gas Co. 5.00% due 08/15/14                                15,000            15,175
Public Service Electric & Gas Co. 6.38% due 05/01/08(2)                             25,000            27,113
Reliant Energy Resources Corp. 7.75% due 02/15/11                                   20,000            23,203
Rochester Gas & Electric Corp. 6.38% due 09/01/33                                   10,000            10,685
Southern California Edison Co. 5.00% due 01/15/14                                   25,000            25,427
Southern California Edison Co. 6.00% due 01/15/34                                   20,000            20,786
Tampa Electric Co. 6.88% due 06/15/12                                               15,000            16,839
Westar Energy,  Inc. 6.00% due 07/01/14                                             25,000            26,764

GAS & PIPELINE UTILITIES -- 0.0%
ARKLA, Inc. 8.90% due 12/15/06                                                      10,000            11,110
Duke Capital Corp., Series A 6.25% due 07/15/05                                     20,000            20,528
Duke Energy Field Services, LLC 7.88% due 08/16/10                                  70,000            82,387
Duke Energy Field Services, LLC 8.13% due 08/16/30                                  10,000            12,600
Kinder Morgan,  Inc. 6.50% due 09/01/12                                             50,000            54,978
National Fuel Gas Co. 5.25% due 03/01/13                                            10,000            10,241

TELEPHONE -- 0.1%
Deutsche Telekom International Finance BV 8.00% due 06/15/10                        55,000            65,922
Deutsche Telekom International Finance BV 8.75% due 06/15/30                       105,000           135,721
                                                                                             ---------------
                                                                                                   1,459,137
                                                                                             ---------------
TOTAL BONDS & NOTES (cost $45,321,458)                                                            45,806,623
                                                                                             ---------------

                                                                                 SHARES
------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.2%+

FINANCE -- 0.2%

FINANCIAL SERVICES -- 0.2%
Merrill Lynch & Co., Inc. Expires 07/15/09 (cost $537,056)                          53,309           601,191
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.3%

FINANCE -- 0.3%

FINANCIAL SERVICES -- 0.3%
iShares Dow Jones US Real Estate (cost $945,860)                                    10,000   $     1,079,600
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $322,519,998)                                                  341,609,740
                                                                                             ---------------

                                                                                PRINCIPAL
                                                                                  AMOUNT
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 3.1%

COMMERCIAL PAPER -- 0.6%

Ranger Funding Co., LLC 1.78% due 10/15/04(5)                                 $  2,250,000         2,248,442
                                                                                             ---------------

CORPORATE SHORT-TERM NOTES -- 2.5%

Park Avenue Recreation Corp. 1.78% due 10/06/04(5)                               2,000,000         1,999,506
Preferred Receivables Funding Corp. 1.78% due 10/18/04(5)                        7,000,000         6,994,116
                                                                                             ---------------
                                                                                                   8,993,622
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $11,242,064)                                                    11,242,064
                                                                                             ---------------

REPURCHASE AGREEMENT -- 5.4%

Agreement with Goldman Sachs & Co., bearing interest at 1.85%, dated 09/30/04, to be repurchased 10/01/04 in the amount of
   $19,328,993 and collateralized by $19,790,000 of Federal
   National Mortgage Association, bearing interest at 2.75%,
   due 05/05/06 and having an approximate value of $19,799,139
   (cost $19,328,000) (5)                                                       19,328,000        19,328,000
                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $353,090,062)@                                               103.5%                     372,179,804
Liabilities in excess of other assets--                                (3.5)                     (12,454,027)
                                                                      -----                  ---------------
NET ASSETS--                                                          100.0%                 $   359,725,777
                                                                      =====                  ===============

----------
+    Non-income producing security
#    Security represents an investment in an affiliated company.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $5,677,290 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1)  Fair valued security; see Note 2
(2) Variable rate security -- the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(4)  The security or a portion thereof represents collateral for TBAs.
(5) The security or a portion thereof represents collateral for open futures contracts.
(7)  When-issued security
(8)  The security represents collateral for when-issued security.
(9)  Company has filed Chapter 11 bankruptcy.
(10) IO-Interest only security
(11) PO-Principal only security
(12) Collateralized Mortgage Obligation
(13) Commercial Mortgage-Backed Security
ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

                                                                             VALUE AS OF      UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT      SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION                         DATE         TRADE DATE         2004        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
 86 Short   90 Day Euro Dollar              December 2004   $  21,026,065   $  21,004,425     $   21,640
  9 Short   90 Day Euro Dollar              December 2004       2,200,224       2,198,250          1,974
  2 Short   90 Day Euro Dollar               March 2005           489,437         487,200          2,237
  2 Short   90 Day Euro Dollar                June 2005           486,337         486,100            237
  2 Short   90 Day Euro Dollar             September 2005         484,912         484,950            (38)
  3 Short   90 Day Euro Dollar              December 2005         725,075         725,625           (550)
  1 Long    90 Day Euro Dollar               March 2006           240,141         241,350          1,209
  1 Long    90 Day Euro Dollar                June 2006           239,641         240,900          1,259
 23 Long    10 Year Swap                    December 2004       2,501,665       2,547,250         45,585
 56 Short   Financial Times Stock
            Exchange 100 Index              December 2004      12,930,844      12,996,263        (65,419)
 18 Long    Japan 10 Year Bond              December 2004      22,280,853      22,538,890        258,037
 64 Long    LIFFE Long Gilt                 December 2004      12,360,593      12,469,047        108,454
 33 Short   Russell 2000 Index              December 2004       9,251,215       9,471,000       (219,785)
 17 Long    Russian Price Index             December 2004       2,409,856       2,442,326         32,469
 33 Long    S & P 500 Index                 December 2004       9,236,411       9,197,925        (38,486)
  2 Long    S & P 500 Index                 December 2004         559,712         557,450         (2,262)
 36 Short   Tokyo Price Index               December 2004       3,571,759       3,602,106        (30,347)
 42 Short   US Treasury 5 Year Note         December 2004       4,633,664       4,651,500        (17,836)
 87 Long    US Treasury 10 Year Note        December 2004       9,717,367       9,798,810         81,443
118 Short   US Treasury 10 Year Note        December 2004      13,154,404      13,290,340       (135,936)
 36 Long    US Treasury Long Bond           December 2004       3,948,226       4,039,920         91,694
                                                                                              ----------
                                                                                              $  135,579
                                                                                              ==========

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES SOLD SHORT -- (0.3%)

Federal National Mtg. Assoc. 6.50% due October TBA                            $ (1,000,000)  $    (1,048,750)
(Proceeds $(1,048,008))

See Notes to Financial Statements

SEASONS SERIES TRUST
STOCK PORTFOLIO                          PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             11.9%
Retail                                          8.6%
Computer Software                               8.2%
Broadcasting & Media                            7.2%
Telecommunications                              6.1%
Drugs                                           5.9%
Multi-Industry                                  5.8%
Electronics                                     4.3%
Health Services                                 4.3%
Banks                                           4.2%
Medical Products                                3.8%
Business Services                               3.0%
Food, Beverage & Tobacco                        2.8%
Energy Services                                 2.7%
Registered Investment Company                   2.7%
Internet Content                                2.6%
Energy Sources                                  2.2%
Metals & Minerals                               2.0%
Leisure & Tourism                               1.9%
Insurance                                       1.8%
Computers & Business Equipment                  1.7%
Entertainment Products                          1.5%
Computer Services                               1.4%
Transportation                                  1.2%
Education                                       0.9%
Apparel & Textiles                              0.7%
Automotive                                      0.7%
Communication Equipment                         0.4%
Household & Personal Products                   0.2%
                                              -----
                                              100.7%
                                              =====

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.0%

CONSUMER DISCRETIONARY -- 10.0%

APPAREL & TEXTILES -- 0.7%
Hermes International                                                                 6,068   $     1,152,300
Industria de Diseno Textil SA (Inditex)                                             33,100           819,147

AUTOMOTIVE -- 0.7%
Harley-Davidson, Inc.                                                               33,000         1,961,520

RETAIL -- 8.6%
Best Buy Co., Inc.                                                                  68,600         3,720,864
Family Dollar Stores, Inc.                                                          56,700         1,536,570
Home Depot, Inc.                                                                   110,000         4,312,000
Kohl's Corp.+                                                                       31,800         1,532,442
Target Corp.                                                                       107,500         4,864,375
Wal-Mart de Mexico SA de CV                                                        201,200           683,334
Wal-Mart de Mexico SA de CV ADR                                                     27,100           924,110
Wal-Mart Stores, Inc.                                                               92,000         4,894,400
Walgreen Co.                                                                        64,400         2,307,452
                                                                                             ---------------
                                                                                                  28,708,514
                                                                                             ---------------

CONSUMER STAPLES -- 3.0%

FOOD, BEVERAGE & TOBACCO -- 2.8%
Altria Group, Inc.                                                                  28,100         1,321,824
Coca-Cola Co.                                                                       60,800         2,435,040
Compass Group, PLC                                                                 347,800         1,389,697
PepsiCo, Inc.                                                                       18,400           895,160
Sysco Corp.                                                                         63,600         1,902,912

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Gillette Co.                                                                        15,200           634,448
                                                                                             ---------------
                                                                                                   8,579,081
                                                                                             ---------------

EDUCATION -- 0.9%

EDUCATION -- 0.9%
Apollo Group, Inc., Class A+                                                        34,550         2,534,933
                                                                                             ---------------
ENERGY -- 4.9%

ENERGY SERVICES -- 2.7%
Baker Hughes, Inc.                                                                  95,800         4,188,376
Schlumberger, Ltd.                                                                  52,400         3,527,044

ENERGY SOURCES -- 2.2%
ChevronTexaco Corp.                                                                 60,800         3,261,312
Exxon Mobil Corp.                                                                   63,534         3,070,598
                                                                                             ---------------
                                                                                                  14,047,330
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 17.9%

BANKS -- 4.2%
Northern Trust Corp.                                                                44,400   $     1,811,520
State Street Corp.                                                                 106,700         4,557,157
U.S. Bancorp                                                                        91,700         2,650,130
UBS AG                                                                              42,900         3,028,479

FINANCIAL SERVICES -- 11.9%
American Express Co.                                                                87,400         4,497,604
Ameritrade Holding Corp.+                                                          129,600         1,556,496
Charles Schwab Corp.                                                               123,600         1,135,884
Citigroup, Inc.                                                                    220,735         9,738,828
Credit Suisse Group+                                                                64,000         2,048,267
Fannie Mae                                                                          32,600         2,066,840
Freddie Mac                                                                         14,600           952,504
Goldman Sachs Group, Inc.                                                           18,900         1,762,236
Kingfisher, PLC                                                                    147,400           823,347
MBNA Corp.                                                                          29,400           740,880
Mellon Financial Corp.                                                              82,500         2,284,425
Merrill Lynch & Co., Inc.                                                           58,700         2,918,564
SLM Corp.                                                                           77,500         3,456,500

INSURANCE -- 1.8%
ACE, Ltd.                                                                           41,200         1,650,472
Hartford Financial Services Group, Inc.                                             43,500         2,693,955
St. Paul Cos., Inc.                                                                 27,374           904,984
                                                                                             ---------------
                                                                                                  51,279,072
                                                                                             ---------------

HEALTHCARE -- 14.0%

DRUGS -- 5.9%
Amgen, Inc.+                                                                        58,500         3,315,780
Forest Laboratories, Inc.+                                                          47,600         2,141,048
Genentech, Inc.+                                                                    14,400           754,848
Gilead Sciences, Inc.+                                                              59,800         2,235,324
Pfizer, Inc.                                                                       168,960         5,170,176
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                  61,000         1,582,950
Wyeth                                                                               46,600         1,742,840

HEALTH SERVICES -- 4.3%
UnitedHealth Group, Inc.                                                           104,300         7,691,082
WellPoint Health Networks, Inc.+                                                    44,300         4,655,487

MEDICAL PRODUCTS -- 3.8%
Biomet, Inc.                                                                        29,400         1,378,272
Boston Scientific Corp.+                                                            56,300         2,236,799
Cardinal Health, Inc.                                                               14,000           612,780
Guidant Corp.                                                                       16,100         1,063,244
Johnson & Johnson                                                                   54,900         3,092,517
Medtronic, Inc.                                                                     49,000         2,543,100
                                                                                             ---------------
                                                                                                  40,216,247
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 10.0%

BUSINESS SERVICES -- 3.0%
Accenture, Ltd., Class A+                                                          150,000   $     4,057,500
Cendant Corp.                                                                      123,000         2,656,800
First Data Corp.                                                                    43,700         1,900,950

MULTI-INDUSTRY -- 5.8%
Danaher Corp.                                                                       85,800         4,399,824
General Electric Co.                                                               230,000         7,723,400
Tyco International, Ltd.                                                           143,192         4,390,267

TRANSPORTATION -- 1.2%
United Parcel Service, Inc., Class B                                                44,300         3,363,256
                                                                                             ---------------
                                                                                                  28,491,997
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 10.6%

BROADCASTING & MEDIA -- 7.2%
AOL Time Warner, Inc.+                                                             140,300         2,264,442
British Sky Broadcasting Group, PLC                                                142,600         1,238,408
Clear Channel Communications, Inc.                                                  49,900         1,555,383
Comcast Corp., Special Class A+                                                     76,500         2,135,880
E.W. Scripps Co., Class A                                                           40,200         1,920,756
Liberty Media Corp., Class A+                                                      438,392         3,822,778
Liberty Media International, Inc.+                                                  21,743           725,390
News Corp., Ltd. ADR                                                                88,100         2,760,173
Sogecable SA+                                                                        8,700           350,546
Univision Communications, Inc., Class A+                                            49,700         1,571,017
Viacom, Inc., Class B                                                               74,941         2,515,020

ENTERTAINMENT PRODUCTS -- 1.5%
International Game Technology                                                      120,300         4,324,785

LEISURE & TOURISM -- 1.9%
Carnival Corp.                                                                      71,100         3,362,319
MGM Mirage, Inc.+                                                                   15,800           784,470
Starbucks Corp.+                                                                    25,900         1,177,414
                                                                                             ---------------
                                                                                                  30,508,781
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 24.7%

COMMUNICATION EQUIPMENT -- 0.4%
QUALCOMM, Inc.                                                                      33,800         1,319,552

COMPUTER SERVICES -- 1.4%
Affiliated Computer Services, Inc., Class A+                                        62,100         3,457,107
Sungard Data Systems, Inc.+                                                         20,900           496,793

COMPUTER SOFTWARE -- 8.2%
Adobe Systems, Inc.                                                                 37,400         1,850,178
Fiserv, Inc.+                                                                       78,600         2,739,996
Intuit, Inc.+                                                                       49,600         2,251,840
Mercury Interactive Corp.+                                                          34,900         1,217,312
Microsoft Corp.                                                                    361,900        10,006,535
Oracle Corp.+                                                                      139,300         1,571,304
Red Hat, Inc.+                                                                      78,700           963,288
SAP AG                                                                              11,300         1,757,991
VERITAS Software Corp.+                                                             73,700         1,311,860

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Dell, Inc.+                                                                        133,900   $     4,766,840

ELECTRONICS -- 4.3%
Analog Devices, Inc.                                                                44,500         1,725,710
Applied Materials, Inc.+                                                            65,800         1,085,042
Intel Corp.                                                                        142,400         2,856,544
Maxim Integrated Products, Inc.                                                     39,700         1,678,913
QLogic Corp.+                                                                       27,600           817,236
Samsung Electronics Co., Ltd.                                                        4,260         1,694,381
Texas Instruments, Inc.                                                             44,500           946,960
Xilinx, Inc.                                                                        56,900         1,536,300

INTERNET CONTENT -- 2.6%
eBay, Inc.+                                                                         31,500         2,896,110
Google, Inc.+                                                                        2,800           362,880
InterActiveCorp+                                                                    81,400         1,792,428
Yahoo!, Inc.+                                                                       67,800         2,299,098

TELECOMMUNICATIONS -- 6.1%
Cisco Systems, Inc.+                                                               167,400         3,029,940
Corning, Inc.+                                                                     158,000         1,750,640
EchoStar Communications Corp., Class A+                                            114,300         3,557,016
Juniper Networks, Inc.+                                                             86,200         2,034,320
Nextel Communications, Inc., Class A+                                              165,000         3,933,600
Vodafone Group, PLC                                                                780,266         1,869,909
Vodafone Group, PLC Sponsored ADR                                                   54,000         1,301,940
                                                                                             ---------------
                                                                                                  70,879,563
                                                                                             ---------------

MATERIALS -- 2.0%

METALS & MINERALS -- 2.0%
BHP Billiton, Ltd.                                                                 149,900         1,566,744
Nucor Corp.                                                                         20,300         1,854,811
Rio Tinto, PLC                                                                      83,100         2,237,701
                                                                                             ---------------
                                                                                                   5,659,256
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $252,296,250)                                                  280,904,774
                                                                                             ---------------
SHORT-TERM SECURITIES -- 2.7%

REGISTERED INVESTMENT COMPANY -- 2.7%

T. Rowe Price Reserve Investment Fund (cost $7,656,331)                          7,656,331         7,656,331
                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost $259,952,581)@                                               100.7%                     288,561,105
Liabilities in excess of other assets --                               (0.7)                      (1,991,028)
                                                                      -----                  ---------------
NET ASSETS --                                                         100.0%                 $   286,570,077
                                                                      =====                  ===============

----------
+   Non-income producing security
ADR -- American Depository Receipt
@   See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP GROWTH PORTFOLIO               PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Drugs                                                                      11.4%
Financial Services                                                         10.2%
Retail                                                                      6.9%
Computer Software                                                           6.4%
Internet Content                                                            6.2%
Broadcasting & Media                                                        5.6%
Electronics                                                                 5.1%
Food, Beverage & Tobacco                                                    4.6%
Multi-Industry                                                              4.2%
Insurance                                                                   4.1%
Computers & Business Equipment                                              4.0%
Health Services                                                             3.6%
Medical Products                                                            3.4%
Telecommunications                                                          3.1%
Banks                                                                       3.0%
Household & Personal Products                                               2.8%
Business Services                                                           1.9%
Communication Equipment                                                     1.8%
Leisure & Tourism                                                           1.8%
Aerospace & Military Technology                                             1.4%
Apparel & Textiles                                                          1.4%
Energy Services                                                             1.3%
Repurchase Agreements                                                       1.3%
Energy Sources                                                              1.0%
Computer Services                                                           0.8%
Chemicals                                                                   0.7%
Automotive                                                                  0.6%
Transportation                                                              0.5%
Electrical Equipment                                                        0.2%
Machinery                                                                   0.2%
Education                                                                   0.1%
Entertainment Products                                                      0.1%
Housing & Household Durables                                                0.1%
Metals & Minerals                                                           0.1%
Real Estate Investment Trusts                                               0.1%
U.S. Treasuries                                                             0.1%
Electric Utilities                                                          0.0%
Forest Products                                                             0.0%
Plastic                                                                     0.0%
                                                                          -----
                                                                          100.1%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP GROWTH PORTFOLIO            INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.9%

CONSUMER DISCRETIONARY -- 9.0%

APPAREL & TEXTILES -- 1.4%
Cintas Corp.                                                                         1,040   $        43,721
Coach, Inc.+                                                                         1,140            48,359
Gap, Inc.                                                                            5,450           101,915
Nike, Inc., Class B                                                                 15,750         1,241,100

AUTOMOTIVE -- 0.6%
Advanced Auto Parts, Inc.+                                                          12,570           432,408
AutoZone, Inc.+                                                                        510            39,397
Delphi Corp.                                                                         3,390            31,493
Harley-Davidson, Inc.                                                                1,790           106,398
Navistar International Corp.+                                                          430            15,992

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                   490            37,945
Maytag Corp.                                                                           480             8,818
Sherwin-Williams Co.                                                                   860            37,806

RETAIL -- 6.9%
Avery Dennison Corp.                                                                   670            44,073
Avon Products, Inc.                                                                 19,330           844,334
Bed Bath & Beyond, Inc.+                                                             1,810            67,169
Best Buy Co., Inc.                                                                   1,960           106,310
Dollar General Corp.                                                                 1,990            40,099
Dollar Tree Stores, Inc.+                                                            6,400           172,480
Family Dollar Stores, Inc.                                                           6,920           187,532
Fortune Brands, Inc.                                                                   870            64,458
Home Depot, Inc.                                                                    13,240           519,008
Kohl's Corp.+                                                                       21,435         1,032,953
Lowe's Cos., Inc.                                                                   16,900           918,515
PETCO Animal Supplies, Inc.+                                                         6,600           215,556
RadioShack Corp.                                                                       970            27,781
Staples, Inc.                                                                        3,000            89,460
TJX Cos., Inc.                                                                       2,950            65,018
Wal-Mart Stores, Inc.                                                               43,980         2,339,736
Walgreen Co.                                                                         6,170           221,071
                                                                                             ---------------
                                                                                                   9,100,905
                                                                                             ---------------

CONSUMER STAPLES -- 7.4%

FOOD, BEVERAGE & TOBACCO -- 4.6%
Altria Group, Inc.                                                                  12,370           581,885
Anheuser-Busch Cos., Inc.                                                            4,830           241,259
Brown-Forman Corp., Class B                                                            740            33,892
Campbell Soup Co.                                                                    2,480            65,199
Coca-Cola Co.                                                                       20,130           806,207
H.J. Heinz Co.                                                                       2,110            76,002
Hershey Foods Corp.                                                                  1,490            69,598
Kellogg Co.                                                                          2,500           106,650

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
McCormick & Co., Inc.                                                                  830   $        28,502
Pepsi Bottling Group, Inc.                                                           1,540            41,811
PepsiCo, Inc.                                                                       34,050         1,656,532
Sara Lee Corp.                                                                       4,790           109,499
Sysco Corp.                                                                          3,860           115,491
UST, Inc.                                                                            1,000            40,260
Wm. Wrigley Jr. Co.                                                                 10,660           674,885

HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
Clorox Co.                                                                           1,290            68,757
Colgate-Palmolive Co.                                                               15,810           714,296
Gillette Co.                                                                         6,040           252,110
Kimberly-Clark Corp.                                                                 2,990           193,124
Procter & Gamble Co.                                                                29,530         1,598,163
                                                                                             ---------------
                                                                                                   7,474,122
                                                                                             ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Apollo Group, Inc., Class A+                                                         1,160            85,109
                                                                                             ---------------

ENERGY -- 2.3%

ENERGY SERVICES -- 1.3%
BJ Services Co.                                                                      9,125           478,241
Halliburton Co.                                                                      2,670            89,952
Schlumberger, Ltd.                                                                   3,560           239,624
Suncor Energy, Inc.                                                                 15,045           481,591

ENERGY SOURCES -- 1.0%
Apache Corp.                                                                         3,880           194,427
Exxon Mobil Corp.                                                                    4,034           194,963
Murphy Oil Corp.                                                                     7,500           650,775
                                                                                             ---------------
                                                                                                   2,329,573
                                                                                             ---------------

FINANCE -- 13.5%

BANKS -- 3.0%
Bank of America Corp.                                                               35,105         1,521,100
Golden West Financial Corp.                                                          1,600           177,520
J.P. Morgan Chase & Co.                                                              4,224           167,819
North Fork Bancorp., Inc.                                                            1,900            84,455
Wells Fargo & Co.                                                                   18,145         1,081,986

FINANCIAL SERVICES -- 6.4%
American Express Co.                                                                 7,640           393,154
Charles Schwab Corp.                                                                24,750           227,453
Citigroup, Inc.                                                                      4,466           197,040
Deluxe Corp.                                                                           310            12,716
Equifax, Inc.                                                                          830            21,879
Fannie Mae                                                                          23,280         1,475,952
Federated Investors, Inc., Class B                                                     660            18,770
Freddie Mac                                                                         13,500           880,740
Goldman Sachs Group, Inc.                                                           11,170         1,041,491
H&R Block, Inc.                                                                      1,000            49,420

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
MBNA Corp.                                                                          27,800   $       700,560
Merrill Lynch & Co., Inc.                                                            3,000           149,160
Moody's Corp.                                                                        9,000           659,250
Morgan Stanley                                                                       3,250           160,225
SLM Corp.                                                                            9,580           427,268
T. Rowe Price Group, Inc.                                                              770            39,224

INSURANCE -- 4.1%
Aetna, Inc.                                                                         17,455         1,744,278
Allstate Corp.                                                                      14,430           692,496
Ambac Financial Group, Inc.                                                          2,600           207,870
Berkshire Hathaway, Inc., Class B+                                                     414         1,188,594
Marsh & McLennan Cos., Inc.                                                          3,150           144,144
Willis Group Holdings, Ltd.                                                          4,600           172,040
                                                                                             ---------------
                                                                                                  13,636,604
                                                                                             ---------------

HEALTHCARE -- 18.4%

DRUGS -- 11.4%
Abbott Laboratories                                                                  9,410           398,608
Allergan, Inc.                                                                         800            58,040
Amgen, Inc.+                                                                        21,580         1,223,154
Bristol-Myers Squibb Co.                                                            11,730           277,649
Caremark Rx, Inc.+                                                                  11,900           381,633
Eli Lilly & Co.                                                                     11,910           715,196
Forest Laboratories, Inc.+                                                          12,200           548,756
Genentech, Inc.+                                                                    54,090         2,835,398
Gilead Sciences, Inc.+                                                               2,590            96,814
Invitrogen Corp.+                                                                    6,273           344,952
Merck & Co., Inc.                                                                   13,380           441,540
Mylan Laboratories, Inc.                                                             1,630            29,340
Pfizer, Inc.                                                                        96,415         2,950,299
Schering-Plough Corp.                                                                9,000           171,540
Wyeth                                                                               26,990         1,009,426

HEALTH SERVICES -- 3.6%
Anthem, Inc.+                                                                        5,615           489,909
Express Scripts, Inc., Class A+                                                        470            30,710
IMS Health, Inc.                                                                     1,420            33,966
UnitedHealth Group, Inc.                                                            41,995         3,096,711

MEDICAL PRODUCTS -- 3.4%
Baxter International, Inc.                                                           3,700           118,992
Becton Dickinson & Co.                                                               1,520            78,584
Biomet, Inc.                                                                         1,540            72,195
Boston Scientific Corp.+                                                             5,070           201,431
C.R. Bard, Inc.                                                                        640            36,243
Cardinal Health, Inc.                                                                2,590           113,364
Guidant Corp.                                                                        7,190           474,828
Johnson & Johnson                                                                   17,900         1,008,307
Medtronic, Inc.                                                                     15,540           806,526
St. Jude Medical, Inc.+                                                              3,970           298,822
Stryker Corp.                                                                        2,420           116,354
Zimmer Holdings, Inc.+                                                               1,470           116,189
                                                                                             ---------------
                                                                                                  18,575,476
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 8.4%

AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
Boeing Co.                                                                           5,060   $       261,197
Lockheed Martin Corp.                                                                6,795           379,025
Northrop Grumman Corp.                                                               9,165           488,770
Rockwell Collins, Inc.                                                               1,070            39,740
United Technologies Corp.                                                            3,080           287,610

BUSINESS SERVICES -- 1.9%
Automatic Data Processing, Inc.                                                      3,520           145,446
Cendant Corp.                                                                       29,400           635,040
First Data Corp.                                                                    24,720         1,075,320
Monster Worldwide, Inc.+                                                               720            17,741
Paychex, Inc.                                                                        2,280            68,742
Robert Half International, Inc.                                                      1,040            26,801

ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co.                                                                 2,540           157,201

MACHINERY -- 0.2%
Caterpillar, Inc.                                                                    2,070           166,531

MULTI-INDUSTRY -- 4.2%
3M Co.                                                                              14,760         1,180,357
American Standard Cos., Inc.+                                                        1,300            50,583
Danaher Corp.                                                                        1,850            94,868
General Electric Co.                                                                75,280         2,527,902
Tyco International, Ltd.                                                            11,500           352,590

TRANSPORTATION -- 0.5%
United Parcel Service, Inc., Class B                                                 6,780           514,738
                                                                                             ---------------
                                                                                                   8,470,202
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 7.5%

BROADCASTING & MEDIA -- 5.6%
AOL Time Warner, Inc.+                                                              46,300           747,282
Clear Channel Communications, Inc.                                                  18,876           588,365
Dow Jones & Co., Inc.                                                                  500            20,305
E.W. Scripps Co., Class A                                                            6,600           315,348
Gannett Co., Inc.                                                                    3,900           326,664
Lamar Advertising Co.+                                                              11,900           495,159
Liberty Media Corp., Class A+                                                       18,600           162,192
McGraw-Hill Cos., Inc.                                                              14,050         1,119,644
Meredith Corp.                                                                         310            15,928
New York Times Co., Class A                                                            890            34,799
Omnicom Group, Inc.                                                                  1,130            82,558
Univision Communications, Inc., Class A+                                            16,200           512,082
Viacom, Inc., Class B                                                               29,967         1,005,693
XM Satellite Radio Holdings, Inc., Class A+                                          6,800           210,936

ENTERTAINMENT PRODUCTS -- 0.1%
International Game Technology                                                        2,070            74,416
Knight-Ridder, Inc.                                                                    470            30,762

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 1.8%
Delta Air Lines, Inc.+                                                                 760   $         2,500
GTECH Holdings Corp.                                                                12,300           311,436
Harrah's Entertainment, Inc.                                                        10,200           540,396
Marriott International, Inc., Class A                                                7,000           363,720
Outback Steakhouse, Inc.                                                             2,970           123,344
Starbucks Corp.+                                                                     2,390           108,649
Starwood Hotels & Resorts Worldwide, Inc.                                            7,800           362,076
Yum! Brands, Inc.                                                                    1,760            71,562
                                                                                             ---------------
                                                                                                   7,625,816
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 27.4%

COMMUNICATION EQUIPMENT -- 1.8%
Network Appliance, Inc.+                                                             2,150            49,450
QUALCOMM, Inc.                                                                      43,760         1,708,390
Symbol Technologies, Inc.                                                            1,450            18,328

COMPUTER SERVICES -- 0.8%
Autodesk, Inc.                                                                         680            33,068
CheckFree Corp.+                                                                     5,500           152,185
Symantec Corp.+                                                                     11,370           623,986

COMPUTER SOFTWARE -- 6.4%
Adobe Systems, Inc.                                                                  1,440            71,237
Citrix Systems, Inc.+                                                                1,030            18,046
Electronic Arts, Inc.+                                                              48,140         2,213,958
Intuit, Inc.+                                                                        4,750           215,650
Mercury Interactive Corp.+                                                             570            19,882
Microsoft Corp.                                                                    129,580         3,582,887
Oracle Corp.+                                                                       31,180           351,710
Parametric Technology Corp.+                                                         1,630             8,606

COMPUTERS & BUSINESS EQUIPMENT -- 4.0%
Apple Computer, Inc.+                                                               36,385         1,409,919
Dell, Inc.+                                                                         44,700         1,591,320
International Business Machines Corp.                                               10,100           865,974
Lexmark International, Inc., Class A+                                                  780            65,528
Millipore Corp.+                                                                       300            14,355
Pitney Bowes, Inc.                                                                   1,400            61,740

ELECTRONICS -- 5.1%
Agilent Technologies, Inc.+                                                          2,920            62,984
Altera Corp.+                                                                        2,240            43,837
Analog Devices, Inc.                                                                 2,280            88,418
Applied Materials, Inc.+                                                            10,240           168,858
Broadcom Corp., Class A+                                                             1,940            52,943
Energizer Holdings, Inc.+                                                           17,373           800,895
Intel Corp.                                                                         60,890         1,221,453
KLA-Tencor Corp.+                                                                    1,190            49,361
Linear Technology Corp.                                                             13,860           502,286
Maxim Integrated Products, Inc.                                                      1,950            82,466
National Semiconductor Corp.+                                                        2,150            33,304
PMC-Sierra, Inc.+                                                                    1,070             9,427
Samsung Electronics Co., Ltd.                                                        2,120           843,213

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Solectron Corp.+                                                                     5,800   $        28,710
Teradyne, Inc.+                                                                      1,180            15,812
Texas Instruments, Inc.                                                             48,395         1,029,846
Waters Corp.+                                                                          720            31,752
Xilinx, Inc.                                                                         2,090            56,430

INTERNET CONTENT -- 6.2%
Amazon.com, Inc.+                                                                   14,310           584,707
eBay, Inc.+                                                                         39,945         3,672,543
Google, Inc.+                                                                        1,700           220,320
Yahoo!, Inc.+                                                                       52,905         1,794,008

TELECOMMUNICATIONS -- 3.1%
American Tower Corp., Class A+                                                      14,000           214,900
Avaya, Inc.+                                                                         2,730            38,056
Cisco Systems, Inc.+                                                                73,130         1,323,653
Crown Castle International Corp.+                                                   13,800           205,344
EchoStar Communications Corp., Class A+                                                695            21,629
Lucent Technologies, Inc.+                                                          25,990            82,388
Nextel Communications, Inc., Class A+                                               46,895         1,117,977
Qwest Communications International, Inc.+                                           10,940            36,430
Valassis Communications, Inc.+                                                       3,900           115,362
                                                                                             ---------------
                                                                                                  27,625,531
                                                                                             ---------------

MATERIALS -- 0.8%

CHEMICALS -- 0.7%
Dow Chemical Co.                                                                     5,660           255,719
E. I. du Pont de Nemours and Co.                                                     6,010           257,228
Ecolab, Inc.                                                                         1,560            49,046
Hercules, Inc.+                                                                        680             9,690
International Flavors & Fragrances, Inc.                                               570            21,774
Praxair, Inc.                                                                        1,960            83,771
Sigma-Aldrich Corp.                                                                    420            24,360

FOREST PRODUCTS -- 0.0%
Pactiv Corp.+                                                                          910            21,158

METALS & MINERALS -- 0.1%
Allegheny Technologies, Inc.                                                           580            10,585
Ball Corp.                                                                             680            25,452
Freeport-McMoRan Copper & Gold, Inc., Class B                                        1,070            43,335

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                      510            23,638
                                                                                             ---------------
                                                                                                     825,756
                                                                                             ---------------

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Simon Property Group, Inc.                                                           1,260            67,574
                                                                                             ---------------

UTILITIES -- 0.0%

ELECTRIC UTILITIES -- 0.0%
AES Corp.+                                                                           3,900            38,961
                                                                                             ---------------
TOTAL COMMON STOCK (cost $88,731,693)                                                             95,855,629
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 1.2%

FINANCE -- 1.2%

FINANCIAL SERVICES -- 1.2%
iShares S&P 500/Barra Growth Index Fund (cost $1,213,039)                           22,500   $     1,211,850
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $89,944,732)                                                    97,067,479
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 2.7%

CORPORATE SHORT-TERM NOTES -- 2.6%

Prudential Funding Corp. 1.80% due 10/01/04(1)                                $  2,600,000         2,600,000
                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 1.65% due 12/16/04                                     60,000            59,795
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $2,659,792)                                                      2,659,795
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 1.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $638,012 and collateralized by $615,000 of United States Treasury Bonds, bearing interest at 5.25%, due 11/15/28 and having an approximate
  value of $655,840                                                                638,000           638,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.66%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $702,032 and collateralized by $610,000 of United States Treasury Bonds, bearing interest at 6.125%, due 08/15/29 and having an approximate value
  of $720,086                                                                      702,000           702,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,340,000)                                                      1,340,000
                                                                                             ---------------
TOTAL INVESTMENTS --
  (cost $93,944,524)@                                  100.1%                                    101,067,274
Liabilities in excess of other assets --                (0.1)                                       (116,510)
                                                       -----                                 ---------------
NET ASSETS --                                          100.0%                                $   100,950,764
                                                       =====                                 ===============

----------
+   Non-income producing security
@   See Note 3 for cost of investments on a tax basis.
(1) The security or a portion thereof represents collateral for open futures contracts.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                               VALUE AS OF      UNREALIZED
NUMBER OF                                         EXPIRATION      VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS    DESCRIPTION                             DATE        TRADE DATE       2004        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
  5 Long     S&P Growth Index                    December 2004   $  688,225   $     673,875   $      (14,350)
                                                                                              ==============

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                                          9.9%
Retail                                                                      8.7%
Banks                                                                       6.4%
Multi-Industry                                                              6.0%
Computer Software                                                           5.5%
Telecommunications                                                          5.2%
Drugs                                                                       5.0%
Energy Sources                                                              5.0%
Medical Products                                                            4.8%
Broadcasting & Media                                                        4.7%
Food, Beverage & Tobacco                                                    4.3%
Computers & Business Equipment                                              3.7%
Electronics                                                                 3.7%
Insurance                                                                   3.1%
Health Services                                                             2.3%
Aerospace & Military Technology                                             2.2%
Business Services                                                           1.6%
Household & Personal Products                                               1.6%
Energy Services                                                             1.5%
Repurchase Agreements                                                       1.5%
Transportation                                                              1.3%
Internet Content                                                            1.2%
Leisure & Tourism                                                           1.2%
Entertainment Products                                                      1.1%
Chemicals                                                                   1.0%
Metals & Minerals                                                           1.0%
Registered Investment Company                                               0.9%
Computer Services                                                           0.8%
Electric Utilities                                                          0.8%
U.S. Government Agencies                                                    0.8%
Machinery                                                                   0.7%
Automotive                                                                  0.6%
Apparel & Textiles                                                          0.4%
Communication Equipment                                                     0.4%
Education                                                                   0.4%
Electrical Equipment                                                        0.2%
Forest Products                                                             0.2%
Gas & Pipeline Utilities                                                    0.1%
Housing & Household Durables                                                0.1%
Real Estate Investment Trusts                                               0.1%
U.S. Treasuries                                                             0.1%
Plastic                                                                     0.0%
Telephone                                                                   0.0%
                                                                          -----
                                                                          100.1%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.5%

CONSUMER DISCRETIONARY -- 9.8%

APPAREL & TEXTILES -- 0.4%
Cintas Corp.                                                                           195   $         8,198
Coach, Inc.+                                                                           214             9,078
Gap, Inc.                                                                            1,030            19,261
Hermes International                                                                   300            56,969
Industria de Diseno Textil SA (Inditex)                                              1,200            29,697
Jones Apparel Group, Inc.                                                              142             5,084
Liz Claiborne, Inc.                                                                    123             4,639
Nike, Inc., Class B                                                                    300            23,640
Reebok International, Ltd.                                                              67             2,460
V.F. Corp.                                                                             126             6,231

AUTOMOTIVE -- 0.6%
AutoNation, Inc.+                                                                      304             5,192
AutoZone, Inc.+                                                                         95             7,339
Cooper Tire & Rubber Co.                                                                85             1,714
Cummins, Inc.                                                                           50             3,694
Dana Corp.                                                                             170             3,007
Delphi Corp.                                                                           640             5,946
Ford Motor Co.                                                                       2,086            29,308
General Motors Corp.                                                                   644            27,357
Genuine Parts Co.                                                                      199             7,638
Goodyear Tire & Rubber Co.+                                                            200             2,148
Harley-Davidson, Inc.                                                                1,836           109,132
Navistar International Corp.+                                                           80             2,975
PACCAR, Inc.                                                                           198            13,686
Visteon Corp.                                                                          148             1,183

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                    91             7,047
Centex Corp.                                                                           141             7,115
KB HOME                                                                                 53             4,478
Leggett & Platt, Inc.                                                                  218             6,126
Maytag Corp.                                                                            90             1,653
Pulte Homes, Inc.                                                                      145             8,899
Sherwin-Williams Co.                                                                   162             7,121
Whirlpool Corp.                                                                         76             4,567

RETAIL -- 8.7%
Avery Dennison Corp.                                                                   126             8,288
Avon Products, Inc.                                                                    539            23,544
Bed Bath & Beyond, Inc.+                                                               343            12,729
Best Buy Co., Inc.                                                                   7,070           383,477
Big Lots, Inc.+                                                                        131             1,602
Circuit City Stores, Inc.                                                              227             3,482
Costco Wholesale Corp.                                                                 526            21,861
CVS Corp.                                                                              455            19,169
Dillard's, Inc., Class A                                                                95             1,875

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Dollar General Corp.                                                                   374   $         7,536
Family Dollar Stores, Inc.                                                           2,892            78,373
Federated Department Stores, Inc.                                                    4,705           213,748
Fortune Brands, Inc.                                                                   164            12,151
Home Depot, Inc.                                                                    11,702           458,718
J.C. Penney Co., Inc.                                                                  328            11,572
Kohl's Corp.+                                                                        4,889           235,601
Limited Brands                                                                      17,139           382,028
Lowe's Cos., Inc.                                                                      889            48,317
Masco Corp.                                                                            494            17,058
May Department Stores Co.                                                              332             8,509
Nordstrom, Inc.                                                                        160             6,118
Office Depot, Inc.+                                                                    357             5,366
RadioShack Corp.                                                                       182             5,213
Sears, Roebuck & Co.                                                                   242             9,644
Staples, Inc.                                                                          567            16,908
SUPERVALU, Inc.                                                                        155             4,270
Target Corp.                                                                         5,930           268,333
Tiffany & Co.                                                                          167             5,134
TJX Cos., Inc.                                                                         557            12,276
Toys "R" Us, Inc.+                                                                     244             4,329
W.W. Grainger, Inc.                                                                    104             5,996
Wal-Mart de Mexico SA de CV                                                          6,100            20,717
Wal-Mart de Mexico SA de CV ADR                                                      1,400            47,740
Wal-Mart Stores, Inc.                                                               13,836           736,075
Walgreen Co.                                                                         4,068           145,756
                                                                                             ---------------
                                                                                                   3,676,095
                                                                                             ---------------

CONSUMER STAPLES -- 5.9%

FOOD, BEVERAGE & TOBACCO -- 4.3%
Adolph Coors Co., Class B                                                               43             2,921
Albertson's, Inc.                                                                      419            10,027
Altria Group, Inc.                                                                   8,739           411,083
Anheuser-Busch Cos., Inc.                                                            2,713           135,514
Archer-Daniels-Midland Co.                                                             742            12,599
Brown-Forman Corp., Class B                                                            138             6,320
Campbell Soup Co.                                                                      468            12,304
Coca-Cola Co.                                                                        8,066           323,043
Coca-Cola Enterprises, Inc.                                                            535            10,111
Compass Group, PLC                                                                  16,500            65,929
ConAgra Foods, Inc.                                                                    602            15,477
Diageo, PLC ADR                                                                      4,500           226,935
General Mills, Inc.                                                                    433            19,442
H.J. Heinz Co.                                                                         398            14,336
Hershey Foods Corp.                                                                    281            13,126
Kellogg Co.                                                                            471            20,093
Kroger Co.+                                                                            842            13,068
McCormick & Co., Inc.                                                                  156             5,357
Pepsi Bottling Group, Inc.                                                             290             7,873
PepsiCo, Inc.                                                                        2,731           132,863
Reynolds American, Inc.                                                                169            11,499
Safeway, Inc.+                                                                         509             9,829
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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Sara Lee Corp.                                                                         904   $        20,665
Sysco Corp.                                                                          3,229            96,612
UST, Inc.                                                                              188             7,569
Winn-Dixie Stores, Inc.                                                                162               501
Wm. Wrigley Jr. Co.                                                                    256            16,207

HOUSEHOLD & PERSONAL PRODUCTS -- 1.6%
Alberto-Culver Co., Class B                                                            103             4,478
Clorox Co.                                                                             243            12,952
Colgate-Palmolive Co.                                                                  605            27,334
Estee Lauder Cos., Inc., Class A                                                     3,800           158,840
Gillette Co.                                                                         1,742            72,711
Kimberly-Clark Corp.                                                                   564            36,429
Newell Rubbermaid, Inc.                                                                313             6,272
Procter & Gamble Co.                                                                 4,898           265,080
                                                                                             ---------------
                                                                                                   2,205,399
                                                                                             ---------------

EDUCATION -- 0.4%

EDUCATION -- 0.4%
Apollo Group, Inc., Class A+                                                         1,870           137,202
                                                                                             ---------------

ENERGY -- 6.5%

ENERGY SERVICES -- 1.5%
Baker Hughes, Inc.                                                                   4,780           208,982
BJ Services Co.                                                                        184             9,643
Halliburton Co.                                                                        503            16,946
Nabors Industries, Ltd.+                                                               170             8,050
Noble Corp.+                                                                           153             6,877
Rowan Cos., Inc.+                                                                      122             3,221
Schlumberger, Ltd.                                                                   3,073           206,844
Sempra Energy                                                                          264             9,554
Southern Co.                                                                           841            25,213
Sunoco, Inc.                                                                            86             6,362
TECO Energy, Inc.                                                                      227             3,071
Unocal Corp.                                                                           302            12,986
Valero Energy Corp.                                                                    146            11,711
Xcel Energy, Inc.                                                                      456             7,898

ENERGY SOURCES -- 5.0%
Amerada Hess Corp.                                                                     104             9,256
Anadarko Petroleum Corp.                                                               285            18,912
Apache Corp.                                                                           372            18,641
Burlington Resources, Inc.                                                             450            18,360
ChevronTexaco Corp.                                                                 11,228           602,270
ConocoPhillips                                                                         785            65,037
Devon Energy Corp.                                                                     276            19,599
EOG Resources, Inc.                                                                    134             8,824
Exxon Mobil Corp.                                                                   17,717           856,263
Kerr-McGee Corp.                                                                       172             9,847
Marathon Oil Corp.                                                                   5,194           214,408
Occidental Petroleum Corp.                                                             446            24,945
Transocean, Inc.+                                                                      366            13,095
                                                                                             ---------------
                                                                                                   2,416,815
                                                                                             ---------------
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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 19.1%

BANKS -- 6.4%
AmSouth Bancorp                                                                        403   $         9,833
Bank of America Corp.                                                               12,036           521,520
Bank of New York Co., Inc.                                                             887            25,874
BB&T Corp.                                                                             632            25,084
Comerica, Inc.                                                                         195            11,573
Fifth Third Bancorp                                                                    650            31,993
Golden West Financial Corp.                                                            174            19,305
Huntington Bancshares, Inc.                                                            262             6,526
J.P. Morgan Chase & Co.                                                              9,360           371,873
KeyCorp                                                                                464            14,662
M & T Bank Corp.                                                                       133            12,728
Marshall & Ilsley Corp.                                                                254            10,236
National City Corp.                                                                    755            29,158
North Fork Bancorp., Inc.                                                              357            15,869
Northern Trust Corp.                                                                 2,151            87,761
PNC Financial Services Group, Inc.                                                     322            17,420
Regions Financial Corp.                                                                527            17,423
SouthTrust Corp.                                                                       379            15,789
Sovereign Bancorp, Inc.                                                                391             8,532
State Street Corp.                                                                   5,183           221,366
SunTrust Banks, Inc.                                                                   407            28,657
Synovus Financial Corp.                                                                353             9,231
U.S. Bancorp                                                                        12,942           374,024
UBS AG                                                                               2,000           141,188
Wachovia Corp.                                                                       1,492            70,049
Washington Mutual, Inc.                                                                995            38,885
Wells Fargo & Co.                                                                    4,325           257,900
Zions Bancorp                                                                          102             6,226

FINANCIAL SERVICES -- 9.6%
American Express Co.                                                                10,445           537,500
Ameritrade Holding Corp.+                                                            6,000            72,060
Bear Stearns Co., Inc.                                                                 117            11,252
Capital One Financial Corp.                                                          3,775           278,972
Charles Schwab Corp.                                                                 7,758            71,296
Citigroup, Inc.                                                                     21,297           939,624
Countrywide Credit Industries, Inc.                                                    642            25,288
Credit Suisse Group+                                                                 2,700            86,411
Deluxe Corp.                                                                            57             2,338
E*TRADE Financial Corp.+                                                               425             4,854
Equifax, Inc.                                                                          155             4,086
Fannie Mae                                                                           2,603           165,030
Federated Investors, Inc., Class B                                                     124             3,527
First Horizon National Corp.                                                           141             6,114
Franklin Resources, Inc.                                                               284            15,836
Freddie Mac                                                                          1,483            96,751
Goldman Sachs Group, Inc.                                                            2,754           256,783
H&R Block, Inc.                                                                        188             9,291
Janus Capital Group, Inc.                                                              273             3,716
Kingfisher, PLC                                                                      7,000            39,101
Lehman Brothers Holdings, Inc.                                                         309            24,633
MBNA Corp.                                                                           2,956            74,491

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Mellon Financial Corp.                                                               8,483   $       234,894
Merrill Lynch & Co., Inc.                                                            3,671           182,522
Moody's Corp.                                                                          169            12,379
Morgan Stanley                                                                       4,252           209,624
Providian Financial Corp.+                                                             334             5,190
SLM Corp.                                                                            4,097           182,726
T. Rowe Price Group, Inc.                                                              145             7,386

INSURANCE -- 3.1%
ACE, Ltd.                                                                            2,224            89,093
Aetna, Inc.                                                                          1,175           117,418
AFLAC, Inc.                                                                            578            22,663
Allstate Corp.                                                                       3,290           157,887
Ambac Financial Group, Inc.                                                            124             9,914
American International Group, Inc.#                                                  2,970           201,930
Aon Corp.                                                                              360            10,346
Chubb Corp.                                                                          1,918           134,797
CIGNA Corp.                                                                            157            10,932
Cincinnati Financial Corp.                                                             192             7,914
Hartford Financial Services Group, Inc.                                              2,134           132,159
Jefferson-Pilot Corp.                                                                  156             7,747
Lincoln National Corp.                                                                 201             9,447
Loews Corp.                                                                            211            12,344
Marsh & McLennan Cos., Inc.                                                            593            27,136
MBIA, Inc.                                                                             163             9,488
MetLife, Inc.                                                                          855            33,046
MGIC Investment Corp.                                                                  112             7,454
Principal Financial Group, Inc.                                                        357            12,841
Progressive Corp.                                                                      247            20,933
Prudential Financial, Inc.                                                             592            27,848
SAFECO Corp.                                                                           143             6,528
St. Paul Cos., Inc.                                                                  2,001            66,153
Torchmark Corp.                                                                        125             6,648
UnumProvident Corp.                                                                    338             5,303
XL Capital, Ltd., Class A                                                              158            11,690
                                                                                             ---------------
                                                                                                   7,124,019
                                                                                             ---------------

HEALTHCARE -- 12.1%

DRUGS -- 5.0%
Abbott Laboratories                                                                  1,779            75,358
Allergan, Inc.                                                                         150            10,882
Amgen, Inc.+                                                                         5,943           336,849
Bristol-Myers Squibb Co.                                                             2,217            52,476
Caremark Rx, Inc.+                                                                     531            17,029
Chiron Corp.+                                                                          214             9,459
Eli Lilly & Co.                                                                      1,289            77,404
Forest Laboratories, Inc.+                                                           2,522           113,440
Genentech, Inc.+                                                                       800            41,936
Genzyme Corp.+                                                                         260            14,147
Gilead Sciences, Inc.+                                                               3,291           123,018
Hospira, Inc.+                                                                         178             5,447
King Pharmaceuticals, Inc.+                                                            275             3,284

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Merck & Co., Inc.                                                                    2,529   $        83,457
Mylan Laboratories, Inc.                                                               306             5,508
Pfizer, Inc.                                                                        22,289           682,043
Schering-Plough Corp.                                                                1,678            31,983
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                   2,500            64,875
Watson Pharmaceuticals, Inc.+                                                          125             3,683
Wyeth                                                                                3,320           124,168

HEALTH SERVICES -- 2.3%
Anthem, Inc.+                                                                        1,559           136,023
Express Scripts, Inc., Class A+                                                         88             5,750
HCA, Inc.                                                                              550            20,982
Health Management Associates, Inc., Class A                                            277             5,659
Humana, Inc.+                                                                          182             3,636
IMS Health, Inc.                                                                       267             6,387
Manor Care, Inc.                                                                       100             2,996
Medco Health Solutions, Inc.+                                                          310             9,579
Quest Diagnostics, Inc.                                                                116            10,234
Tenet Healthcare Corp.+                                                                531             5,729
UnitedHealth Group, Inc.                                                             5,558           409,847
WellPoint Health Networks, Inc.+                                                     2,279           239,500

MEDICAL PRODUCTS -- 4.8%
AmerisourceBergen Corp.                                                                128             6,875
Bausch & Lomb, Inc.                                                                     61             4,053
Baxter International, Inc.                                                             701            22,544
Becton Dickinson & Co.                                                               3,886           200,906
Biogen Idec, Inc.+                                                                     386            23,612
Biomet, Inc.                                                                         1,690            79,227
Boston Scientific Corp.+                                                             6,860           272,548
C.R. Bard, Inc.                                                                        119             6,739
Cardinal Health, Inc.                                                                1,191            52,130
Guidant Corp.                                                                        1,259            83,144
Johnson & Johnson                                                                    9,683           545,443
McKesson Corp.                                                                         335             8,593
MedImmune, Inc.+                                                                       284             6,731
Medtronic, Inc.                                                                      7,779           403,730
St. Jude Medical, Inc.+                                                                202            15,205
Stryker Corp.                                                                          457            21,973
Zimmer Holdings, Inc.+                                                                 279            22,052
                                                                                             ---------------
                                                                                                   4,508,273
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 12.0%

AEROSPACE & MILITARY TECHNOLOGY -- 2.2%
Alliant Techsystems, Inc.+                                                           3,000           181,500
Boeing Co.                                                                             957            49,400
General Dynamics Corp.                                                               1,728           176,429
Goodrich Corp.                                                                         135             4,234
Lockheed Martin Corp.                                                                  507            28,280
Northrop Grumman Corp.                                                                 409            21,812
Raytheon Co.                                                                           514            19,522
Rockwell Automation, Inc.                                                              210             8,127

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Rockwell Collins, Inc.                                                                 202   $         7,502
Textron, Inc.                                                                          158            10,155
United Technologies Corp.                                                            3,283           306,566

BUSINESS SERVICES -- 1.6%
Accenture, Ltd., Class A+                                                            7,000           189,350
Allied Waste Industries, Inc.+                                                         363             3,213
Applera Corp.                                                                          230             4,340
Automatic Data Processing, Inc.                                                        666            27,519
Cendant Corp.                                                                        7,203           155,585
Convergys Corp.+                                                                       162             2,176
Eastman Kodak Co.                                                                      327            10,536
First Data Corp.                                                                     2,977           129,499
Fluor Corp.                                                                             95             4,229
Ingersoll-Rand Co., Inc., Class A                                                      198            13,458
Interpublic Group Cos., Inc.+                                                          481             5,094
Monsanto Co.                                                                           304            11,072
Monster Worldwide, Inc.+                                                               135             3,326
Pall Corp.                                                                             143             3,501
Paychex, Inc.                                                                          431            12,995
R.R. Donnelley & Sons Co.                                                              250             7,830
Robert Half International, Inc.                                                        196             5,051
Waste Management, Inc.                                                                 661            18,072
Xerox Corp.+                                                                           956            13,460

ELECTRICAL EQUIPMENT -- 0.2%
American Power Conversion Corp.                                                        228             3,965
Crane Co.                                                                               67             1,938
Eaton Corp.                                                                            173            10,970
Emerson Electric Co.                                                                   479            29,645
Jabil Circuit, Inc.+                                                                   229             5,267
Johnson Controls, Inc.                                                                 217            12,328
Power-One, Inc.+                                                                        96               622

MACHINERY -- 0.7%
Caterpillar, Inc.                                                                      391            31,456
Deere & Co.                                                                            283            18,268
Dover Corp.                                                                          4,732           183,933
Illinois Tool Works, Inc.                                                              345            32,143
Parker-Hannifin Corp.                                                                  136             8,005
Snap-On, Inc.                                                                           66             1,819
Stanley Works                                                                           93             3,955

MULTI-INDUSTRY -- 6.0%
3M Co.                                                                                 892            71,333
American Standard Cos., Inc.+                                                          244             9,494
Danaher Corp.                                                                        4,151           212,863
General Electric Co.                                                                36,235         1,216,771
Honeywell International, Inc.                                                        7,880           282,577
ITT Industries, Inc.                                                                   105             8,399
Tyco International, Ltd.                                                            14,390           441,198

TRANSPORTATION -- 1.3%
Burlington Northern Santa Fe Corp.                                                     424            16,243
CSX Corp.                                                                              245             8,134

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
FedEx Corp.                                                                            342   $        29,306
Norfolk Southern Corp.                                                                 449            13,353
Ryder System, Inc.                                                                      73             3,434
Union Pacific Corp.                                                                    295            17,287
United Parcel Service, Inc., Class B                                                 5,082           385,826
                                                                                             ---------------
                                                                                                   4,494,365
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 7.0%

BROADCASTING & MEDIA -- 4.7%
AOL Time Warner, Inc.+                                                              21,812           352,046
British Sky Broadcasting Group, PLC                                                  6,900            59,923
Clear Channel Communications, Inc.                                                   2,873            89,551
Comcast Corp., Class A+                                                              6,547           184,887
Comcast Corp., Special Class A+                                                      3,600           100,512
Dow Jones & Co., Inc.                                                                   93             3,777
E.W. Scripps Co., Class A                                                            1,800            86,004
Fox Entertainment Group, Inc., Class A+                                              6,000           166,440
Gannett Co., Inc.                                                                      303            25,379
Liberty Media Corp., Class A+                                                       20,240           176,493
Liberty Media International, Inc.+                                                   1,005            33,529
McGraw-Hill Cos., Inc.                                                                 217            17,293
Meredith Corp.                                                                          57             2,929
New York Times Co., Class A                                                            167             6,530
News Corp., Ltd. ADR                                                                 4,000           125,320
Omnicom Group, Inc.                                                                    213            15,562
Sogecable SA+                                                                          400            16,117
Tribune Co.                                                                            363            14,937
Univision Communications, Inc., Class A+                                             2,668            84,335
Viacom, Inc., Class B                                                                5,616           188,473

ENTERTAINMENT PRODUCTS -- 1.1%
Hasbro, Inc.                                                                           202             3,798
International Game Technology                                                        5,693           204,663
Knight-Ridder, Inc.                                                                     88             5,760
Mattel, Inc.                                                                           472             8,557
Walt Disney Co.                                                                      7,542           170,072

LEISURE & TOURISM -- 1.2%
Brunswick Corp.                                                                        109             4,988
Carnival Corp.                                                                       3,922           185,471
Darden Restaurants, Inc.                                                               180             4,198
Delta Air Lines, Inc.+                                                                 143               470
Harrah's Entertainment, Inc.                                                           128             6,781
Hilton Hotels Corp.                                                                    439             8,271
Marriott International, Inc., Class A                                                  261            13,562
McDonald's Corp.                                                                     1,432            40,139
MGM Mirage, Inc.+                                                                      800            39,720
Sabre Holdings Corp.                                                                   156             3,827
Southwest Airlines Co.                                                                 901            12,272
Starbucks Corp.+                                                                     1,853            84,237
Starwood Hotels & Resorts Worldwide, Inc.                                              237            11,002
Wendy's International, Inc.                                                            129             4,334
Yum! Brands, Inc.                                                                      331            13,458
                                                                                             ---------------
                                                                                                   2,575,617
                                                                                             ---------------
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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY -- 20.5%

COMMUNICATION EQUIPMENT -- 0.4%
Network Appliance, Inc.+                                                               408   $         9,384
QUALCOMM, Inc.                                                                       3,255           127,075
Symbol Technologies, Inc.                                                              273             3,451

COMPUTER SERVICES -- 0.8%
Affiliated Computer Services, Inc., Class A+                                         3,046           169,571
Autodesk, Inc.                                                                         129             6,273
Computer Associates International, Inc.                                                667            17,542
Computer Sciences Corp.+                                                               215            10,127
Electronic Data Systems Corp.                                                          584            11,324
Sun Microsystems, Inc.+                                                              3,791            15,316
Sungard Data Systems, Inc.+                                                          1,429            33,967
Symantec Corp.+                                                                        359            19,702
Unisys Corp.+                                                                          382             3,942

COMPUTER SOFTWARE -- 5.5%
Adobe Systems, Inc.                                                                  1,973            97,604
BMC Software, Inc.+                                                                    254             4,016
Citrix Systems, Inc.+                                                                  193             3,381
Compuware Corp.+                                                                       440             2,266
Electronic Arts, Inc.+                                                                 346            15,913
Fiserv, Inc.+                                                                        3,623           126,298
Intuit, Inc.+                                                                        2,318           105,237
Mercury Interactive Corp.+                                                           1,706            59,505
Microsoft Corp.(1)                                                                  42,093         1,163,872
Novell, Inc.+                                                                          441             2,783
Oracle Corp.+                                                                       24,694           278,548
Parametric Technology Corp.+                                                           307             1,621
PeopleSoft, Inc.+                                                                      418             8,297
Red Hat, Inc.+                                                                       3,700            45,288
SAP AG                                                                                 500            77,787
Siebel Systems, Inc.+                                                                  576             4,343
VERITAS Software Corp.+                                                              4,093            72,855

COMPUTERS & BUSINESS EQUIPMENT -- 3.7%
Apple Computer, Inc.+                                                                  442            17,128
Dell, Inc.+                                                                         12,246           435,958
EMC Corp.+                                                                           2,741            31,631
Gateway, Inc.+                                                                         425             2,104
Hewlett-Packard Co.                                                                 17,442           327,037
International Business Machines Corp.                                                4,309           369,454
Lexmark International, Inc., Class A+                                                2,148           180,453
Millipore Corp.+                                                                        57             2,727
NCR Corp.+                                                                             107             5,306
Pitney Bowes, Inc.                                                                     263            11,598

ELECTRONICS -- 3.7%
Advanced Micro Devices, Inc.+                                                          405             5,265
Agilent Technologies, Inc.+                                                            554            11,950
Altera Corp.+                                                                          424             8,298
Analog Devices, Inc.                                                                 5,331           206,736
Applied Materials, Inc.+                                                            13,736           226,507
Applied Micro Circuits Corp.+                                                          357             1,117
Broadcom Corp., Class A+                                                               367            10,015

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Fisher Scientific International, Inc.+                                                 131   $         7,641
Intel Corp.                                                                         21,812           437,549
KLA-Tencor Corp.+                                                                      224             9,292
Linear Technology Corp.                                                                351            12,720
LSI Logic Corp.+                                                                       439             1,892
Maxim Integrated Products, Inc.                                                      2,170            91,769
Micron Technology, Inc.+                                                               697             8,385
Molex, Inc.                                                                            216             6,441
National Semiconductor Corp.+                                                          408             6,320
Novellus Systems, Inc.+                                                                163             4,334
NVIDIA Corp.+                                                                          190             2,759
PerkinElmer, Inc.                                                                      146             2,514
PMC-Sierra, Inc.+                                                                      202             1,780
QLogic Corp.+                                                                        1,405            41,602
Samsung Electronics Co., Ltd.                                                          200            79,548
Sanmina-SCI Corp.+                                                                     594             4,188
Solectron Corp.+                                                                     1,096             5,425
Tektronix, Inc.                                                                        126             4,190
Teradyne, Inc.+                                                                        221             2,961
Texas Instruments, Inc.                                                              4,073            86,673
Thermo Electron Corp.+                                                                 186             5,026
Waters Corp.+                                                                          135             5,954
Xilinx, Inc.                                                                         2,896            78,192

INTERNET CONTENT -- 1.2%
eBay, Inc.+                                                                          2,153           197,947
Google, Inc.+                                                                          150            19,440
IAC/ InterActiveCorp+                                                                3,800            83,676
Yahoo!, Inc.+                                                                        4,951           167,888

TELECOMMUNICATIONS -- 5.2%
ADC Telecommunications, Inc.+                                                          922             1,669
Alltel Corp.                                                                           351            19,273
Andrew Corp.+                                                                          183             2,240
AT&T Corp.                                                                             906            12,974
AT&T Wireless Services, Inc.+                                                        3,111            45,981
Avaya, Inc.+                                                                           516             7,193
BellSouth Corp.                                                                      2,087            56,599
CenturyTel, Inc.                                                                       154             5,273
CIENA Corp.+                                                                           649             1,285
Cisco Systems, Inc.+                                                                20,607           372,987
Citizens Communications Co.                                                            378             5,061
Comverse Technology, Inc.+                                                             223             4,199
Corning, Inc.+                                                                       9,489           105,138
EchoStar Communications Corp., Class A+                                              5,100           158,712
JDS Uniphase Corp.+                                                                  1,642             5,534
Juniper Networks, Inc.+                                                              3,700            87,320
Lucent Technologies, Inc.+                                                           4,912            15,571
Motorola, Inc.                                                                       2,693            48,582
Nextel Communications, Inc., Class A+                                               13,469           321,101
Qwest Communications International, Inc.+                                            2,069             6,890
SBC Communications, Inc.                                                             3,777            98,013
Scientific-Atlanta, Inc.                                                               175             4,536

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Sprint Corp. (FON Group)                                                             1,656   $        33,335
Tellabs, Inc.+                                                                         474             4,356
Verizon Communications, Inc.                                                         9,156           360,563
Vodafone Group, PLC                                                                 32,589            78,100
Vodafone Group, PLC Sponsored ADR                                                    2,600            62,686
                                                                                             ---------------
                                                                                                   7,651,849
                                                                                             ---------------

MATERIALS -- 2.2%

CHEMICALS -- 1.0%
Air Products & Chemicals, Inc.                                                         259            14,084
Ashland, Inc.                                                                           81             4,542
Dow Chemical Co.                                                                     1,071            48,388
E. I. du Pont de Nemours and Co.                                                     5,637           241,264
Eastman Chemical Co.                                                                    89             4,232
Ecolab, Inc.                                                                           293             9,212
Engelhard Corp.                                                                        142             4,026
Great Lakes Chemical Corp.                                                              58             1,485
Hercules, Inc.+                                                                        127             1,810
International Flavors & Fragrances, Inc.                                               107             4,087
PPG Industries, Inc.                                                                   196            12,011
Praxair, Inc.                                                                          370            15,814
Rohm and Haas Co.                                                                      256            11,000
Sigma-Aldrich Corp.                                                                     79             4,582

FOREST PRODUCTS -- 0.2%
Bemis Co.                                                                              122             3,243
Boise Cascade Corp.                                                                    100             3,328
Georgia-Pacific Corp.                                                                  294            10,569
International Paper Co.                                                                554            22,387
Louisiana-Pacific Corp.                                                                125             3,244
MeadWestvaco Corp.                                                                     230             7,337
Pactiv Corp.+                                                                          171             3,976
Plum Creek Timber Co., Inc.                                                            209             7,321
Temple-Inland, Inc.                                                                     64             4,298
Weyerhaeuser Co.                                                                       273            18,149

METALS & MINERALS -- 1.0%
Alcoa, Inc.                                                                            991            33,288
Allegheny Technologies, Inc.                                                           109             1,989
Ball Corp.                                                                             128             4,791
BHP Billiton, Ltd.                                                                   7,000            73,164
Cooper Industries, Ltd., Class A                                                       108             6,372
Freeport-McMoRan Copper & Gold, Inc., Class B                                          202             8,181
Newmont Mining Corp.                                                                   505            22,993
Nucor Corp.                                                                            990            90,456
Phelps Dodge Corp.                                                                     107             9,847
Rio Tinto, PLC                                                                       4,100           110,404
United States Steel Corp.                                                              129             4,853
Vulcan Materials Co.                                                                   117             5,961
Worthington Industries, Inc.                                                           100             2,135

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                       96             4,449
                                                                                             ---------------
                                                                                                     839,272
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Apartment Investment & Management Co., Class A                                         108   $         3,756
Equity Office Properties Trust                                                         459            12,508
Equity Residential                                                                     320             9,920
ProLogis                                                                               207             7,295
Simon Property Group, Inc.                                                             237            12,710
                                                                                             ---------------
                                                                                                      46,189
                                                                                             ---------------

UTILITIES -- 0.9%

ELECTRIC UTILITIES -- 0.8%
AES Corp.+                                                                             737             7,363
Allegheny Energy, Inc.+                                                                145             2,314
Ameren Corp.                                                                           221            10,199
American Electric Power Co., Inc.                                                      451            14,414
Calpine Corp.+                                                                         506             1,467
Centerpoint Energy, Inc.                                                               351             3,636
Cinergy Corp.                                                                          206             8,158
CMS Energy Corp.+                                                                      184             1,752
Consolidated Edison, Inc.                                                              275            11,561
Constellation Energy Group, Inc.                                                       200             7,968
Dominion Resources, Inc.                                                               376            24,534
DTE Energy Co.                                                                         198             8,354
Duke Energy Corp.                                                                    1,069            24,469
Edison International                                                                   371             9,835
Entergy Corp.                                                                          259            15,698
Exelon Corp.                                                                           752            27,591
FirstEnergy Corp.                                                                      376            15,446
FPL Group, Inc.                                                                        211            14,415
NiSource, Inc.                                                                         300             6,303
PG&E Corp.+                                                                            457            13,893
Pinnacle West Capital Corp.                                                            104             4,316
PPL Corp.                                                                              215            10,144
Progress Energy, Inc.                                                                  281            11,898
Public Service Enterprise Group, Inc.                                                  270            11,502
TXU Corp.                                                                              338            16,197

GAS & PIPELINE UTILITIES -- 0.1%
Dynegy, Inc., Class A+                                                                 433             2,161
El Paso Corp.                                                                          731             6,718
KeySpan Corp.                                                                          183             7,173
Kinder Morgan, Inc.                                                                    141             8,858
Nicor, Inc.                                                                             50             1,835
Peoples Energy Corp.                                                                    43             1,792
Williams Cos., Inc.                                                                    595             7,199
                                                                                             ---------------
                                                                                                     319,163
                                                                                             ---------------
TOTAL COMMON STOCK (cost $34,915,691)                                                             35,994,258
                                                                                             ---------------

EXCHANGE-TRADED FUND -- 0.3%

FINANCE -- 0.3%

FINANCIAL SERVICES -- 0.3%
SPDR Trust, Series 1 (cost $123,044)                                                 1,100           122,936
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $35,038,735)                                                    36,117,194
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 1.8%

REGISTERED INVESTMENT COMPANY -- 0.9%

T. Rowe Price Reserve Investment Fund                                              320,992   $       320,992
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.8%

Federal Home Loan Bank Cons. Disc. Notes 1.50% due 10/01/04                   $    300,000           300,000
                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 1.65% due 12/16/04                                     50,000            49,829
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $670,818)                                                          670,821
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 1.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $217,004 and collateralized by $150,000 of United State Treasury Bond, bearing interest at 9.00%, due 11/15/18 and having an approximate
  value of $224,063(1)                                                             217,000           217,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)                        357,000           357,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $574,000)                                                          574,000
                                                                                             ---------------
TOTAL INVESTMENTS --
  (cost $36,283,553)@                                   100.1%                                    37,362,015
Liabilities in excess of other assets --                 (0.1)                                       (51,749)
                                                        -----                                ---------------
NET ASSETS --                                           100.0%                               $    37,310,266
                                                        =====                                ===============

----------
+   Non-income producing security
@   See Note 3 for cost of investments on a tax basis.
#   Security represents an investment in an affiliated company.
(1) The security or a portion thereof represents collateral for open futures contracts.
(2) See Note 2 for details of Joint Repurchase Agreement.
(3) Fair valued security; see Note 2
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                               VALUE AS OF      UNREALIZED
NUMBER OF                                         EXPIRATION      VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS    DESCRIPTION                             DATE        TRADE DATE       2004        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
  5 Long     S&P 500 Index                       December 2004   $  563,291   $     557,450   $       (5,841)
                                                                                              ==============

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO                PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                                                      11.2%
Financial Services                                                          9.5%
Energy Sources                                                              8.8%
Insurance                                                                   6.5%
Telecommunications                                                          6.5%
Broadcasting & Media                                                        5.6%
Electric Utilities                                                          4.6%
Drugs                                                                       4.3%
Food, Beverage & Tobacco                                                    3.3%
Retail                                                                      2.9%
Energy Services                                                             2.4%
Chemicals                                                                   2.3%
Electronics                                                                 2.3%
Medical Products                                                            2.3%
Metals & Minerals                                                           2.3%
Aerospace & Military Technology                                             2.2%
Leisure & Tourism                                                           2.2%
Multi-Industry                                                              2.2%
Repurchase Agreements                                                       2.2%
Forest Products                                                             1.8%
Registered Investment Companies                                             1.8%
Transportation                                                              1.7%
Household & Personal Products                                               1.6%
Business Services                                                           1.5%
Computers & Business Equipment                                              1.5%
Automotive                                                                  1.4%
Machinery                                                                   1.4%
Entertainment Products                                                      1.3%
Health Services                                                             1.1%
Electrical Equipment                                                        0.6%
Apparel & Textiles                                                          0.5%
Computer Software                                                           0.5%
Computer Services                                                           0.4%
U.S. Government Agencies                                                    0.4%
Real Estate Investment Trusts                                               0.3%
Gas & Pipeline Utilities                                                    0.2%
Housing & Household Durables                                                0.1%
U.S. Treasuries                                                             0.0%
                                                                          -----
                                                                          101.7%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.7%

CONSUMER DISCRETIONARY -- 4.9%

APPAREL & TEXTILES -- 0.5%
Jones Apparel Group, Inc.                                                              910   $        32,578
Liz Claiborne, Inc.                                                                    790            29,799
Nike, Inc., Class B                                                                  6,100           480,680
Reebok International, Ltd.                                                             430            15,790
V.F. Corp.                                                                             800            39,560

AUTOMOTIVE -- 1.4%
AutoNation, Inc.+                                                                    1,940            33,135
Cooper Tire & Rubber Co.                                                               550            11,093
Cummins, Inc.                                                                          330            24,384
Dana Corp.                                                                           1,090            19,282
Ford Motor Co.                                                                      23,460           329,613
General Motors Corp.                                                                21,490           912,895
Genuine Parts Co.                                                                   10,970           421,029
Goodyear Tire & Rubber Co.+                                                          1,280            13,747
PACCAR, Inc.                                                                         1,260            87,091
Visteon Corp.                                                                          940             7,511

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Centex Corp.                                                                           900            45,414
KB HOME                                                                                340            28,727
Leggett & Platt, Inc.                                                                1,390            39,059
Pulte Homes, Inc.                                                                      920            56,460
Whirlpool Corp.                                                                        490            29,444

RETAIL -- 2.9%
Big Lots, Inc.+                                                                        840            10,273
Circuit City Stores, Inc.                                                            1,440            22,090
Costco Wholesale Corp.                                                               3,340           138,810
CVS Corp.                                                                           20,990           884,309
Dillard's, Inc., Class A                                                               610            12,041
Dollar General Corp.                                                                21,200           427,180
Federated Department Stores, Inc.                                                    1,300            59,059
Fortune Brands, Inc.                                                                 5,130           380,082
Home Depot, Inc.                                                                    11,400           446,880
J.C. Penney Co., Inc.                                                                2,080            73,382
Limited Brands                                                                       3,420            76,232
Masco Corp.                                                                          3,140           108,424
May Department Stores Co.                                                           10,220           261,939
Nordstrom, Inc.                                                                      1,010            38,622
Office Depot, Inc.+                                                                  2,270            34,118
Sears, Roebuck & Co.                                                                 1,530            60,971
SUPERVALU, Inc.                                                                        990            27,275
Target Corp.                                                                         6,540           295,935
Tiffany & Co.                                                                        1,050            32,277
Toys "R" Us, Inc.+                                                                   7,160           127,018
W.W. Grainger, Inc.                                                                  3,460           199,469
                                                                                             ---------------
                                                                                                   6,373,677
                                                                                             ---------------

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES -- 4.9%

FOOD, BEVERAGE & TOBACCO -- 3.3%
Adolph Coors Co., Class B                                                              280   $        19,018
Albertson's, Inc.                                                                    2,670            63,893
Altria Group, Inc.                                                                  10,500           493,920
Archer-Daniels-Midland Co.                                                           4,710            79,976
Campbell Soup Co.                                                                   14,200           373,318
Coca-Cola Co.                                                                       12,400           496,620
Coca-Cola Enterprises, Inc.                                                         15,100           285,390
ConAgra Foods, Inc.                                                                  9,240           237,560
General Mills, Inc.                                                                  9,960           447,204
Kellogg Co.                                                                         13,900           592,974
Kroger Co.+                                                                          5,350            83,032
PepsiCo, Inc.                                                                        7,300           355,145
Reynolds American, Inc.                                                              1,070            72,803
Safeway, Inc.+                                                                       3,240            62,564
Unilever NV                                                                          4,100           236,174
Universal Corp.                                                                        500            22,320
UST, Inc.                                                                            7,100           285,846
Winn-Dixie Stores, Inc.                                                              1,030             3,183

HOUSEHOLD & PERSONAL PRODUCTS -- 1.6%
Alberto-Culver Co., Class B                                                            660            28,697
Clorox Co.                                                                           4,100           218,530
Colgate-Palmolive Co.                                                                7,000           316,260
Kimberly-Clark Corp.                                                                16,300         1,052,817
Newell Rubbermaid, Inc.                                                             23,500           470,940
                                                                                             ---------------
                                                                                                   6,298,184
                                                                                             ---------------

ENERGY -- 11.2%

ENERGY SERVICES -- 2.4%
Baker Hughes, Inc.                                                                   5,220           228,218
Nabors Industries, Ltd.+                                                             1,080            51,138
Noble Corp.+                                                                           980            44,051
Rowan Cos., Inc.+                                                                      780            20,592
Royal Dutch Petroleum Co.                                                           13,200           681,120
SCANA Corp.                                                                          7,500           280,050
Schlumberger, Ltd.                                                                   3,900           262,509
Sempra Energy                                                                        1,690            61,161
Shell Transport & Trading Co., PLC ADR                                              14,900           663,199
Southern Co.                                                                         5,350           160,393
Sunoco, Inc.                                                                           550            40,689
TECO Energy, Inc.                                                                    6,950            94,034
Unocal Corp.                                                                         8,220           353,460
Valero Energy Corp.                                                                    920            73,793
Xcel Energy, Inc.                                                                    9,100           157,612

ENERGY SOURCES -- 8.8%
Amerada Hess Corp.                                                                   8,370           744,930
Anadarko Petroleum Corp.                                                             7,510           498,364
Apache Corp.                                                                         2,360           118,260
BP Amoco, PLC ADR                                                                    8,804           506,494
Burlington Resources, Inc.                                                           2,860           116,688
ChevronTexaco Corp.                                                                 32,808         1,759,821
ConocoPhillips                                                                      15,390         1,275,061
Devon Energy Corp.                                                                   1,750           124,268
EOG Resources, Inc.                                                                    860            56,631
Exxon Mobil Corp.                                                                  109,182         5,276,766
GlobalSantaFe Corp.                                                                 16,800           514,920

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Kerr-McGee Corp.                                                                     1,100   $        62,975
Marathon Oil Corp.                                                                   2,500           103,200
Occidental Petroleum Corp.                                                           2,840           158,841
Transocean, Inc.+                                                                    2,330            83,367
                                                                                             ---------------
                                                                                                  14,572,605
                                                                                             ---------------

FINANCE -- 25.7%

BANKS -- 11.2%
AmSouth Bancorp                                                                      2,570            62,708
Bank of America Corp.                                                               75,094         3,253,823
Bank of Ireland                                                                      8,900           119,978
Bank of New York Co., Inc.                                                           5,640           164,519
BB&T Corp.                                                                           4,030           159,951
Comerica, Inc.                                                                       1,250            74,187
Fifth Third Bancorp                                                                  4,130           203,279
Golden West Financial Corp.                                                          1,110           123,154
Huntington Bancshares, Inc.                                                          1,670            41,600
J.P. Morgan Chase & Co.                                                             64,142         2,548,362
KeyCorp                                                                              2,950            93,220
M & T Bank Corp.                                                                       850            81,345
Marshall & Ilsley Corp.                                                              1,620            65,286
Mercantile Bankshares Corp.                                                          4,200           201,432
National City Corp.                                                                 34,000         1,313,080
Northern Trust Corp.                                                                 5,500           224,400
PNC Financial Services Group, Inc.                                                   6,550           354,355
Regions Financial Corp.                                                              3,351           110,784
SouthTrust Corp.                                                                     2,420           100,817
Sovereign Bancorp, Inc.                                                              2,490            54,332
State Street Corp.                                                                   2,440           104,212
SunTrust Banks, Inc.                                                                15,920         1,120,927
Synovus Financial Corp.                                                              2,250            58,838
U.S. Bancorp                                                                        13,620           393,618
Wachovia Corp.                                                                       9,490           445,555
Washington Mutual, Inc.                                                             11,370           444,340
Wells Fargo & Co.                                                                   41,240         2,459,141
Wilmington Trust Corp.                                                               2,800           101,388
Zions Bancorp.                                                                         650            39,676

FINANCIAL SERVICES -- 8.0%
American Express Co.                                                                 8,400           432,264
Bear Stearns Co., Inc.                                                                 750            72,128
Capital One Financial Corp.                                                          1,750           129,325
Charles Schwab Corp.                                                                49,100           451,229
Citigroup, Inc.                                                                     84,066         3,708,992
Countrywide Credit Industries, Inc.                                                  4,080           160,711
Dun & Bradstreet Corp.+                                                              2,750           161,425
E*TRADE Financial Corp.+                                                             2,700            30,834
Fannie Mae                                                                          21,100         1,337,740
Federated Investors, Inc., Class B                                                   4,100           116,604
First Horizon National Corp.                                                           900            39,024
Franklin Resources, Inc.                                                             1,800           100,368
Freddie Mac                                                                          4,980           324,895
Goldman Sachs Group, Inc.                                                            7,020           654,545
Janus Capital Group, Inc.                                                            7,440           101,258
Lehman Brothers Holdings, Inc.                                                       1,960           156,251
MBNA Corp.                                                                           9,260           233,352

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Mellon Financial Corp.                                                              14,180   $       392,644
Merrill Lynch & Co., Inc.                                                            6,810           338,593
Morgan Stanley                                                                      30,360         1,496,748
Providian Financial Corp.+                                                           2,120            32,945

INSURANCE -- 6.5%
ACE, Ltd.                                                                           13,750           550,825
Aetna, Inc.                                                                          1,110           110,922
AFLAC, Inc.                                                                          3,670           143,901
Allstate Corp.                                                                       5,020           240,910
Ambac Financial Group, Inc.                                                            790            63,161
American International Group, Inc.#(1)                                              18,890         1,284,331
Aon Corp.                                                                            2,290            65,815
Chubb Corp.                                                                         10,490           737,237
CIGNA Corp.                                                                          5,990           417,084
Cincinnati Financial Corp.                                                           1,230            50,701
Hartford Financial Services Group, Inc.                                              2,120           131,292
Jefferson-Pilot Corp.                                                                  990            49,163
Lincoln National Corp.                                                               8,956           420,932
Loews Corp.                                                                          1,350            78,975
Marsh & McLennan Cos., Inc.                                                         22,200         1,015,872
MBIA, Inc.                                                                           1,040            60,538
MetLife, Inc.                                                                        5,430           209,869
MGIC Investment Corp.                                                                  720            47,916
Principal Financial Group, Inc.                                                     14,680           528,040
Progressive Corp.                                                                    1,570           133,057
Prudential Financial, Inc.                                                           3,760           176,870
SAFECO Corp.                                                                        10,510           479,781
St. Paul Cos., Inc.                                                                 19,994           661,002
Torchmark Corp.                                                                        800            42,544
UnumProvident Corp.(3)                                                               3,900           107,734
UnumProvident Corp.                                                                 21,650           339,688
                                                                                             ---------------
XL Capital, Ltd., Class A                                                            3,810           281,902
                                                                                             ---------------
                                                                                                  33,420,244
                                                                                             ---------------

HEALTHCARE -- 7.7%

DRUGS -- 4.3%
Abbott Laboratories                                                                  6,300           266,868
Bristol-Myers Squibb Co.                                                            25,700           608,319
Caremark Rx, Inc.+                                                                   3,370           108,076
Chiron Corp.+                                                                        1,360            60,112
Genzyme Corp.+                                                                       1,650            89,777
Hospira, Inc.+                                                                       1,140            34,884
King Pharmaceuticals, Inc.+                                                          1,750            20,895
Merck & Co., Inc.                                                                   19,900           656,700
Pfizer, Inc.                                                                        52,065         1,593,189
Schering-Plough Corp.                                                               27,870           531,202
Watson Pharmaceuticals, Inc.+                                                       17,390           512,309
Wyeth                                                                               30,200         1,129,480

HEALTH SERVICES -- 1.1%
Anthem, Inc.+                                                                       10,110           882,097
HCA, Inc.                                                                            3,490           133,144
Health Management Associates, Inc., Class A                                          1,770            36,161
Humana, Inc.+                                                                        1,160            23,177
Manor Care, Inc.                                                                       640            19,174

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Medco Health Solutions, Inc.+                                                        1,970   $        60,873
Quest Diagnostics, Inc.                                                                730            64,401
Tenet Healthcare Corp.+                                                              3,370            36,362
WellPoint Health Networks, Inc.+                                                     1,130           118,752

MEDICAL PRODUCTS -- 2.3%
AmerisourceBergen Corp.                                                                820            44,042
Bausch & Lomb, Inc.                                                                    390            25,916
Baxter International, Inc.                                                          45,300         1,456,848
Beckman Coulter, Inc.                                                                6,100           342,332
Biogen Idec, Inc.+                                                                   2,450           149,866
Johnson & Johnson                                                                   10,800           608,364
McKesson Corp.                                                                       2,120            54,378
MedImmune, Inc.+                                                                    15,000           355,500
                                                                                             ---------------
                                                                                                  10,023,198
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 9.6%

AEROSPACE & MILITARY TECHNOLOGY -- 2.2%
General Dynamics Corp.                                                               3,840           392,064
Goodrich Corp.                                                                         870            27,283
Lockheed Martin Corp.                                                               11,520           642,585
Northrop Grumman Corp.                                                               2,590           138,125
Raytheon Co.                                                                        15,070           572,359
Rockwell Automation, Inc.                                                           13,240           512,388
Rockwell Collins, Inc.                                                              11,500           427,110
Textron, Inc.                                                                        1,010            64,913

BUSINESS SERVICES -- 1.5%
Allied Waste Industries, Inc.+                                                       2,300            20,355
Applera Corp.                                                                        1,470            27,739
Cendant Corp.                                                                        7,650           165,240
Convergys Corp.+                                                                     1,040            13,967
Eastman Kodak Co.                                                                   16,870           543,551
Fluor Corp.                                                                            610            27,157
Ingersoll-Rand Co., Inc., Class A                                                    1,250            84,963
Interpublic Group Cos., Inc.+                                                        3,060            32,405
Monsanto Co.                                                                         1,930            70,291
Pall Corp.                                                                          13,710           335,621
R.R. Donnelley & Sons Co.                                                            1,590            49,799
Waste Management, Inc.                                                              17,900           489,386
Xerox Corp.+                                                                         6,080            85,606

ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp.                                                      1,460            25,389
Crane Co.                                                                              430            12,435
Eaton Corp.                                                                          1,090            69,117
Emerson Electric Co.                                                                 9,800           606,522
Jabil Circuit, Inc.+                                                                 1,450            33,350
Johnson Controls, Inc.                                                               1,370            77,830
Power-One, Inc.+                                                                       610             3,953

MACHINERY -- 1.4%
Caterpillar, Inc.                                                                   10,500           844,725
Deere & Co.                                                                          1,790           115,545
Dover Corp.                                                                          1,480            57,528
Illinois Tool Works, Inc.                                                            7,690           716,477
Parker-Hannifin Corp.                                                                  870            51,208
Snap-On, Inc.                                                                          420            11,575
Stanley Works                                                                          600            25,518

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 2.2%
General Electric Co.                                                                28,100   $       943,598
Honeywell International, Inc.                                                       27,030           969,296
ITT Industries, Inc.                                                                   670            53,593
Tyco International, Ltd.                                                            27,960           857,254

TRANSPORTATION -- 1.7%
Burlington Northern Santa Fe Corp.                                                   2,710           103,820
CSX Corp.                                                                           22,660           752,312
FedEx Corp.                                                                          2,170           185,947
Norfolk Southern Corp.                                                              15,560           462,754
Ryder System, Inc.                                                                     470            22,109
Union Pacific Corp.                                                                 11,680           684,448
                                                                                             ---------------
                                                                                                  12,409,210
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 9.1%

BROADCASTING & MEDIA -- 5.6%
AOL Time Warner, Inc.+                                                             149,250         2,408,895
Clear Channel Communications, Inc.                                                   4,270           133,096
Comcast Corp., Class A+                                                             78,162         2,207,295
Dow Jones & Co., Inc.                                                               13,300           540,113
Gannett Co., Inc.                                                                    2,520           211,075
New York Times Co., Class A                                                         14,900           582,590
Tribune Co.                                                                          2,310            95,057
Univision Communications, Inc., Class A+                                             2,330            73,651
Viacom, Inc., Class B                                                               32,370         1,086,337

ENTERTAINMENT PRODUCTS -- 1.3%
Hasbro, Inc.                                                                         2,890            54,332
Knight-Ridder, Inc.                                                                  4,200           274,890
Mattel, Inc.                                                                        30,400           551,152
Walt Disney Co.                                                                     34,790           784,515

LEISURE & TOURISM -- 2.2%
Brunswick Corp.                                                                        700            32,032
Carnival Corp.                                                                       4,590           217,061
Darden Restaurants, Inc.                                                             1,150            26,818
Harrah's Entertainment, Inc.                                                           820            43,444
Hilton Hotels Corp.                                                                 17,300           325,932
Marriott International, Inc., Class A                                                1,650            85,734
McDonald's Corp.                                                                    37,000         1,037,110
Sabre Holdings Corp.                                                                 1,000            24,530
Southwest Airlines Co.                                                              46,920           639,050
Starwood Hotels & Resorts Worldwide, Inc.                                            7,910           367,182
Wendy's International, Inc.                                                            830            27,888
                                                                                             ---------------
                                                                                                  11,829,779
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 11.1%

COMPUTER SERVICES -- 0.4%
Affiliated Computer Services, Inc., Class A+                                           920            51,216
Computer Associates International, Inc.                                              4,240           111,512
Computer Sciences Corp.+                                                             1,360            64,056
Electronic Data Systems Corp.                                                        3,710            71,937
Sun Microsystems, Inc.+                                                             24,110            97,405
Sungard Data Systems, Inc.+                                                          2,090            49,679
Unisys Corp.+                                                                        2,430            25,078

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE -- 0.5%
BMC Software, Inc.+                                                                  1,620   $        25,612
Compuware Corp.+                                                                     2,810            14,472
Fiserv, Inc.+                                                                        1,420            49,501
Microsoft Corp.                                                                     16,600           458,990
Novell, Inc.+                                                                        2,800            17,668
PeopleSoft, Inc.+                                                                    2,660            52,801
Siebel Systems, Inc.+                                                                3,660            27,596
VERITAS Software Corp.+                                                              3,130            55,714

COMPUTERS & BUSINESS EQUIPMENT -- 1.5%
Apple Computer, Inc.+                                                                2,810           108,887
EMC Corp.+                                                                          17,430           201,142
Gateway, Inc.+                                                                       2,710            13,415
Hewlett-Packard Co.                                                                 60,133         1,127,494
International Business Machines Corp.                                                4,800           411,552
NCR Corp.+                                                                             690            34,217

ELECTRONICS -- 2.3%
Advanced Micro Devices, Inc.+                                                        2,570            33,410
Applied Materials, Inc.+                                                            60,800         1,002,592
Applied Micro Circuits Corp.+                                                        2,280             7,136
Fisher Scientific International, Inc.+                                                 830            48,414
Intel Corp.                                                                         33,700           676,022
LSI Logic Corp.+                                                                     2,800            12,068
Micron Technology, Inc.+                                                             4,430            53,293
Molex, Inc.                                                                          1,380            41,152
Novellus Systems, Inc.+                                                              1,040            27,654
NVIDIA Corp.+                                                                        1,200            17,424
PerkinElmer, Inc.                                                                      930            16,015
QLogic Corp.+                                                                          660            19,543
Sanmina-SCI Corp.+                                                                   3,770            26,578
Tektronix, Inc.                                                                        790            26,267
Teradyne, Inc.+                                                                     47,000           629,800
Texas Instruments, Inc.                                                             16,800           357,504
Thermo Electron Corp.+                                                               1,190            32,154

TELECOMMUNICATIONS -- 6.4%
ADC Telecommunications, Inc.+                                                        5,870            10,625
Alltel Corp.                                                                        10,140           556,787
Andrew Corp.+                                                                        1,170            14,321
AT&T Corp.                                                                          23,310           333,799
AT&T Wireless Services, Inc.+                                                       19,790           292,496
BellSouth Corp.                                                                     33,170           899,570
CenturyTel, Inc.                                                                       980            33,555
CIENA Corp.+                                                                         4,120             8,158
Citizens Communications Co.                                                          2,410            32,270
Comverse Technology, Inc.+                                                           1,410            26,550
Corning, Inc.+                                                                      10,100           111,908
JDS Uniphase Corp.+                                                                 10,440            35,183
Lucent Technologies, Inc.+                                                          32,000           101,440
McLeodUSA, Inc.+(3)(4)(5)                                                           35,600                 0
Motorola, Inc.                                                                      39,230           707,709
Nokia Oyj Sponsored ADR                                                             21,100           289,492
Qwest Communications International, Inc.+                                           87,500           291,375
SBC Communications, Inc.                                                            85,720         2,224,434
Scientific-Atlanta, Inc.                                                             1,110            28,771

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Sprint Corp. (FON Group)                                                            35,630   $       717,232
Tellabs, Inc.+                                                                       3,010            27,662
Verizon Communications, Inc.                                                        36,212         1,426,029
Vodafone Group, PLC Sponsored ADR                                                    4,100            98,851
                                                                                             ---------------
                                                                                                  14,365,187
                                                                                             ---------------

MATERIALS -- 6.4%

CHEMICALS -- 2.3%
Air Products & Chemicals, Inc.                                                       1,650            89,727
Ashland, Inc.                                                                          520            29,162
Dow Chemical Co.                                                                    17,500           790,650
E. I. du Pont de Nemours and Co.                                                    28,500         1,219,800
Eastman Chemical Co.                                                                   570            27,103
Engelhard Corp.                                                                        910            25,799
Great Lakes Chemical Corp.                                                           7,470           191,232
Hercules, Inc.+                                                                     13,100           186,675
International Flavors & Fragrances, Inc.                                             5,600           213,920
PPG Industries, Inc.                                                                 1,250            76,600
Rohm and Haas Co.                                                                    1,630            70,041

FOREST PRODUCTS -- 1.8%
Bemis Co.                                                                              780            20,732
Boise Cascade Corp.                                                                    640            21,299
Georgia-Pacific Corp.                                                                1,870            67,227
International Paper Co.                                                             16,208           654,965
Louisiana-Pacific Corp.                                                                800            20,760
MeadWestvaco Corp.                                                                  11,070           353,133
Plum Creek Timber Co., Inc.                                                          1,330            46,590
Temple-Inland, Inc.                                                                    410            27,532
Weyerhaeuser Co.                                                                    17,840         1,186,003

METALS & MINERALS -- 2.3%
Alcoa, Inc.                                                                         52,100         1,750,039
Cooper Industries, Ltd., Class A                                                     8,690           512,710
Newmont Mining Corp.                                                                 3,210           146,151
Nucor Corp.                                                                          2,670           243,958
Phelps Dodge Corp.                                                                     680            62,580
United States Steel Corp.                                                              820            30,848
Vulcan Materials Co.                                                                 4,150           211,443
Worthington Industries, Inc.                                                           640            13,664
                                                                                             ---------------
                                                                                                   8,290,343
                                                                                             ---------------

REAL ESTATE -- 0.3%

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Apartment Investment & Management Co., Class A                                         690            23,998
Equity Office Properties Trust                                                       2,930            79,843
Equity Residential                                                                   2,040            63,240
ProLogis                                                                             1,320            46,517
Simon Property Group, Inc.                                                           4,400           235,972
                                                                                             ---------------
                                                                                                     449,570
                                                                                             ---------------

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 4.8%

ELECTRIC UTILITIES -- 4.6%
Allegheny Energy, Inc.+                                                                930   $        14,843
Ameren Corp.                                                                         1,410            65,072
American Electric Power Co., Inc.                                                    2,870            91,725
Calpine Corp.+                                                                       3,210             9,309
Centerpoint Energy, Inc.                                                             2,230            23,103
Cinergy Corp.                                                                        1,310            51,876
CMS Energy Corp.+                                                                    1,170            11,138
Consolidated Edison, Inc.                                                            1,760            73,990
Constellation Energy Group, Inc.                                                     9,580           381,667
Dominion Resources, Inc.                                                             8,950           583,987
DTE Energy Co.                                                                       1,260            53,159
Duke Energy Corp.                                                                   28,240           646,414
Edison International                                                                 2,370            62,829
Entergy Corp.                                                                        7,650           463,667
Exelon Corp.                                                                        23,080           846,805
FirstEnergy Corp.                                                                    9,400           386,152
FPL Group, Inc.                                                                      1,350            92,232
NiSource, Inc.                                                                      19,920           418,519
PG&E Corp.+                                                                          2,900            88,160
Pinnacle West Capital Corp.                                                            670            27,805
PPL Corp.                                                                            5,270           248,639
Progress Energy, Inc.                                                                7,690           325,595
Public Service Enterprise Group, Inc.                                                1,730            73,698
TXU Corp.                                                                           20,150           965,588

GAS & PIPELINE UTILITIES -- 0.2%
Dynegy, Inc., Class A+                                                               2,760            13,772
El Paso Corp.                                                                        7,450            68,466
KeySpan Corp.                                                                        1,170            45,864
Kinder Morgan, Inc.                                                                    900            56,538
Nicor, Inc.                                                                            320            11,744
Peoples Energy Corp.                                                                   280            11,670
Williams Cos., Inc.                                                                  3,780            45,738
                                                                                             ---------------
                                                                                                   6,259,764
                                                                                             ---------------
TOTAL COMMON STOCK (cost $116,121,162)                                                           124,291,761
                                                                                             ---------------

PREFERRED STOCK -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
Ford Motor Co. Capital Trust II 6.50% (Convertible) (cost $55,000)                   1,100            57,508
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 0.1%

INFORMATION TECHNOLOGY -- 0.1%

TELECOMMUNICATIONS -- 0.1%
Lucent Technologies, Inc. 8.00% due 08/01/31 (cost $112,792)                  $    142,000           153,715
                                                                                             ---------------

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 1.4%

FINANCE -- 1.4%

FINANCIAL SERVICES -- 1.4%
iShares S&P 500/Barra Growth Value Fund (cost $1,781,540)                           31,200   $     1,795,872
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $118,070,494)                                                  126,298,856
                                                                                             ---------------

SHORT-TERM SECURITIES -- 2.2%

REGISTERED INVESTMENT COMPANY -- 1.8%

T. Rowe Price Reserve Investment Fund                                            2,321,200         2,321,200
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                 AMOUNT
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.4%

Federal Home Loan Bank Cons. Disc. Notes 1.50% due 10/01/04                   $    500,000           500,000
                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.0%

United States Treasury Bills 1.65% due 12/16/04                                     80,000            79,727
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $2,900,921)                                                      2,900,927
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 2.2%

Agreement with State Street Bank & Trust Co., bearing interest at
   0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of
   $561,010 and collateralized by $485,000 of United States Treasury
   Bonds, bearing interest at 6.125%, due 08/15/29 and having an
   approximate value of $572,527                                                   561,000           561,000
UBS Securities, LLC Joint Repurchase Agreement(2)                                2,335,000         2,335,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,896,000)                                                      2,896,000
                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $123,867,415)@                                  101.7%                                  132,095,783
Liabilities in excess of other assets --                  (1.7)                                   (2,251,388)
                                                         -----                               ---------------
NET ASSETS --                                            100.0%                              $   129,844,395
                                                         =====                               ===============

---------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
#    Security represents an investment in an affiliated company.
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  See Note 2 for details of Joint Repurchase Agreement.
(3)  Fair valued security; See Note 2
(4)  Company has filed Chapter 11 bankruptcy.
(5)  Illiquid security
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE        2004         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
  8 Long      S&P Value Index               December 2004   $  1,142,723   $   1,143,400        $     677
                                                                                                =========

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
MID CAP GROWTH PORTFOLIO                 PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Drugs                                                                       8.1%
Electronics                                                                 7.3%
Leisure & Tourism                                                           6.5%
Retail                                                                      6.4%
Financial Services                                                          6.1%
Telecommunications                                                          6.1%
Medical Products                                                            5.1%
Computers & Business Equipment                                              4.9%
Broadcasting & Media                                                        4.8%
Computer Software                                                           4.4%
Health Services                                                             3.6%
Business Services                                                           3.5%
Computer Services                                                           2.8%
Energy Services                                                             2.7%
Repurchase Agreements                                                       2.7%
Banks                                                                       2.1%
Energy Sources                                                              1.8%
Housing & Household Durables                                                1.7%
Machinery                                                                   1.7%
Entertainment Products                                                      1.6%
Internet Software                                                           1.6%
Aerospace & Military Technology                                             1.5%
Insurance                                                                   1.5%
Apparel & Textiles                                                          1.4%
Education                                                                   1.4%
Transportation                                                              1.4%
Internet Content                                                            1.2%
Food, Beverage & Tobacco                                                    0.9%
Chemicals                                                                   0.8%
Automotive                                                                  0.6%
Forest Products                                                             0.6%
Electrical Equipment                                                        0.5%
Household & Personal Products                                               0.5%
Metals & Minerals                                                           0.5%
Communication Equipment                                                     0.4%
Multi-Industry                                                              0.4%
Electric Utilities                                                          0.2%
Real Estate Companies                                                       0.2%
Real Estate Investment Trusts                                               0.2%
Registered Investment Company                                               0.2%
Plastic                                                                     0.1%
U.S. Treasuries                                                             0.1%
Gas & Pipeline Utilities                                                    0.0%
                                                                          -----
                                                                          100.1%
                                                                          =====

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.7%

CONSUMER DISCRETIONARY -- 10.1%

APPAREL & TEXTILES -- 1.4%
Cintas Corp.                                                                         6,328   $       266,029
Coach, Inc.+                                                                        22,878           970,485
Columbia Sportswear Co.+                                                               305            16,622
Foot Locker, Inc.                                                                    1,305            30,928
Fossil, Inc.+                                                                          846            26,175
Polo Ralph Lauren Corp.                                                                134             4,874
Reebok International, Ltd.                                                             158             5,802
Timberland Co., Class A+                                                               431            24,481

AUTOMOTIVE -- 0.6%
Advanced Auto Parts, Inc.+                                                           1,523            52,391
AutoZone, Inc.+                                                                      2,124           164,079
BorgWarner, Inc.                                                                       289            12,511
Carmax, Inc.+                                                                        2,098            45,212
Harley-Davidson, Inc.                                                                  900            53,496
Navistar International Corp.+                                                          719            26,740
O'Reilly Automotive, Inc.+                                                           2,081            79,681
Polaris Industries, Inc.                                                             1,869           104,328

HOUSING & HOUSEHOLD DURABLES -- 1.7%
Black & Decker Corp.                                                                 1,446           111,978
Centex Corp.                                                                         3,678           185,592
D.R. Horton, Inc.                                                                    2,735            90,556
Hovnanian Enterprises, Inc., Class A+                                                  548            21,975
KB HOME                                                                                939            79,336
Leggett & Platt, Inc.                                                                1,553            43,639
Lennar Corp., Class A                                                                5,036           239,714
Maytag Corp.                                                                           933            17,139
MDC Holdings, Inc.                                                                     284            20,760
Mohawk Industries, Inc.+                                                               553            43,903
NVR, Inc.+                                                                             111            61,161
Pulte Homes, Inc.                                                                    2,398           147,165
Ryland Group, Inc.                                                                      80             7,413
Select Comfort Corp.+                                                               18,800           342,160
Sherwin-Williams Co.                                                                   223             9,803
Standard Pacific Corp.                                                                  41             2,311
Toll Brothers, Inc.+                                                                 4,060           188,100
Winnebago Industries, Inc.                                                           2,000            69,280

RETAIL -- 6.4%
7-Eleven, Inc.+                                                                        543            10,849
99 Cents Only Stores+                                                                2,400            34,152
Abercrombie & Fitch Co., Class A                                                     1,936            60,984
American Eagle Outfitters, Inc.                                                      1,054            38,840
AnnTaylor Stores Corp.+                                                                993            23,236
Avery Dennison Corp.                                                                 3,229           212,404
Barnes & Noble, Inc.+                                                                  106             3,922

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Bed Bath & Beyond, Inc.+                                                             9,479   $       351,766
Big Lots, Inc.+                                                                      4,740            57,970
Blockbuster, Inc., Class A                                                             231             1,753
Cabelas, Inc.+                                                                         133             3,172
CDW Corp.                                                                            4,539           263,398
Chico's FAS, Inc.+                                                                  11,351           388,204
Circuit City Stores, Inc.                                                              738            11,321
Claire's Stores, Inc.                                                                1,632            40,865
CVS Corp.                                                                            1,300            54,769
Dollar General Corp.                                                                16,233           327,095
Dollar Tree Stores, Inc.+                                                            5,880           158,466
Family Dollar Stores, Inc.                                                           9,749           264,198
Fortune Brands, Inc.                                                                 2,905           215,231
Fred's, Inc.                                                                         2,900            52,084
HNI Corp.                                                                            3,382           133,860
Limited Brands                                                                         479            10,677
Men's Wearhouse, Inc.+                                                              13,200           383,460
Michaels Stores, Inc.                                                                1,431            84,730
MSC Industrial Direct Co., Inc., Class A                                               693            23,617
NetFlix, Inc.+                                                                         749            11,550
Nordstrom, Inc.                                                                      1,493            57,092
Pacific Sunwear of California+                                                       1,645            34,627
PETCO Animal Supplies, Inc.+                                                           884            28,871
PetSmart, Inc.                                                                       7,007           198,929
Pier 1 Imports, Inc.                                                                   861            15,567
RadioShack Corp.                                                                     3,356            96,116
Regis Corp.                                                                            401            16,128
Rent-A-Center, Inc.+                                                                   996            25,757
Rite Aid Corp.+                                                                      8,276            29,132
Ross Stores, Inc.                                                                    9,514           223,008
Staples, Inc.                                                                       36,600         1,091,412
Talbots, Inc.                                                                          417            10,337
Tiffany & Co.                                                                        7,552           232,149
TJX Cos., Inc.                                                                      10,000           220,400
Urban Outfitters, Inc.+                                                                980            33,712
W.W. Grainger, Inc.                                                                    132             7,610
Williams-Sonoma, Inc.+                                                              15,931           598,209
                                                                                             ---------------
                                                                                                   9,707,448
                                                                                             ---------------

CONSUMER STAPLES -- 1.4%

FOOD, BEVERAGE & TOBACCO -- 0.9%
Brown-Forman Corp., Class B                                                            629            28,808
Campbell Soup Co.                                                                    2,362            62,097
Cott Corp.+                                                                          2,000            57,680
Hershey Foods Corp.                                                                  5,027           234,811
McCormick & Co., Inc.                                                                3,653           125,444
Pepsi Bottling Group, Inc.                                                           2,860            77,649
Tootsie Roll Industries, Inc.                                                        2,034            59,434
Whole Foods Market, Inc.                                                             1,294           111,012
Wm. Wrigley Jr. Co.                                                                  1,100            69,641

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
                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co., Class B                                                          1,242   $        54,002
Church & Dwight, Inc.                                                                1,321            37,067
Clorox Co.                                                                           3,227           171,999
Estee Lauder Cos., Inc., Class A                                                     3,463           144,754
Jarden Corp.+                                                                        1,200            43,788
NBTY, Inc.+                                                                          1,170            25,225
Newell Rubbermaid, Inc.                                                                436             8,738
Scotts Co., Class A+                                                                   101             6,479
                                                                                             ---------------
                                                                                                   1,318,628
                                                                                             ---------------

EDUCATION -- 1.4%

EDUCATION -- 1.4%
Apollo Group, Inc., Class A+                                                         3,235           237,352
Career Education Corp.+                                                              4,295           122,107
Corinthian Colleges, Inc.+                                                           1,935            26,084
Education Management Corp.+                                                         28,285           753,512
ITT Educational Services, Inc.+                                                      3,081           111,070
Laureate Education,  Inc.+                                                             618            23,002
Universal Technical Institute, Inc.+                                                 2,000            60,360
                                                                                             ---------------
                                                                                                   1,333,487
                                                                                             ---------------

ENERGY -- 3.7%

ENERGY SERVICES -- 1.9%
Baker Hughes, Inc.                                                                  12,811           560,097
BJ Services Co.                                                                      8,195           429,500
CONSOL Energy, Inc.                                                                  1,207            42,112
Cooper Cameron Corp.+                                                                2,642           144,887
Patterson-UTI Energy, Inc.                                                           3,166            60,376
Pride International, Inc.+                                                           1,157            22,897
Rowan Cos., Inc.+                                                                    1,151            30,387
Smith International, Inc.+                                                           6,296           382,356
Tidewater, Inc.                                                                        624            20,311
Varco International, Inc.+                                                             285             7,644
Weatherford International, Ltd.+                                                     3,000           153,060

ENERGY SOURCES -- 1.8%
Apache Corp.                                                                         2,196           110,042
Devon Energy Corp.                                                                   1,800           127,818
Diamond Offshore Drilling, Inc.                                                      3,162           104,314
ENSCO International, Inc.                                                            1,723            56,290
FMC Technologies, Inc.+                                                              1,362            45,491
Grant Prideco, Inc.+                                                                 2,488            50,979
Murphy Oil Corp.                                                                     1,000            86,770
National-Oilwell, Inc.+                                                              1,182            38,841
Newfield Exploration Co.+                                                              668            40,908
Patina Oil & Gas Corp.                                                               1,420            41,989
Plains Exploration & Production Co.+                                                27,900           665,694
Pogo Producing Co.                                                                     278            13,191
XTO Energy, Inc.                                                                     8,639           280,595
                                                                                             ---------------
                                                                                                   3,516,549
                                                                                             ---------------

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
                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 8.1%

BANKS -- 2.1%
Boston Private Financial Holdings, Inc.                                              1,800   $        44,928
City National Corp.                                                                  1,000            64,950
Commerce Bancorp, Inc.                                                               1,433            79,102
East-West Bancorp, Inc.                                                              2,000            67,180
Fremont General Corp.                                                                  985            22,803
Hibernia Corp., Class A                                                             14,000           369,740
Hudson City Bancorp, Inc.                                                            1,438            51,394
Investors Financial Services Corp.                                                   5,163           233,006
NewAlliance Bancshares,  Inc.                                                        1,925            27,624
North Fork Bancorp., Inc.                                                            3,014           133,972
Northern Trust Corp.                                                                 8,694           354,715
Silicon Valley Bancshares, Inc.+                                                     2,300            85,491
Synovus Financial Corp.                                                              8,425           220,314
TCF Financial Corp.                                                                  2,592            78,512
UCBH Holdings, Inc.                                                                  3,106           121,351
Valley National Bancorp                                                                125             3,192
W Holding Co., Inc.                                                                    900            17,100

FINANCIAL SERVICES -- 4.5%
A.G. Edwards, Inc.                                                                   1,700            58,854
American Capital Strategies, Ltd.                                                      636            19,932
Ameritrade Holding Corp.+                                                           15,439           185,422
Amvescap, PLC ADR                                                                    3,850            42,235
BlackRock, Inc.                                                                        394            28,955
CapitalSource, Inc.+                                                                 1,380            30,829
Charles Schwab Corp.                                                                13,800           126,822
Chicago Merchantile Exchange                                                           690           111,297
Countrywide Credit Industries, Inc.                                                 11,198           441,089
Doral Financial Corp.                                                                1,788            74,148
Dun & Bradstreet Corp.+                                                              2,980           174,926
E*TRADE Financial Corp.+                                                            37,958           433,480
Eaton Vance Corp.                                                                    5,996           242,179
Equifax, Inc.                                                                        5,277           139,102
Federated Investors, Inc., Class B                                                   4,542           129,175
First Horizon National Corp.                                                         1,600            69,376
First Marblehead Corp.+                                                                377            17,493
Franklin Resources, Inc.                                                             5,500           306,680
Genworth Financial,  Inc.+                                                             432            10,066
H&R Block, Inc.                                                                      4,601           227,382
IndyMac Bancorp, Inc.                                                                  597            21,611
Instinet Group, Inc.+                                                                  147               739
Janus Capital Group, Inc.                                                            2,900            39,469
LaBranche & Co., Inc.+                                                               6,800            57,460
Legg Mason, Inc.                                                                     4,189           223,148
Mellon Financial Corp.                                                               8,400           232,596
MoneyGram International, Inc.                                                        4,542            77,577
Moody's Corp.                                                                        6,047           442,943
Nuveen Investments, Inc.                                                               286             8,466
Providian Financial Corp.+                                                           1,737            26,993
Raymond James Financial, Inc.                                                        2,450            59,094
T. Rowe Price Group, Inc.                                                            2,283           116,296
Viad Corp.                                                                             210             4,983
Waddell & Reed Financial, Inc., Class A                                              5,470           120,340
Westcorp                                                                               175             7,441
WFS Financial, Inc.+                                                                    65             3,026

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
                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 1.5%
Ambac Financial Group, Inc.                                                          1,556   $       124,402
Arch Cap Group, Ltd.+                                                                1,200            46,728
Arthur J. Gallagher & Co.                                                            4,360           144,447
Brown & Brown, Inc.                                                                  2,508           114,615
HCC Insurance Holdings, Inc.                                                           365            11,005
Markel Corp.+                                                                          180            55,512
MBIA, Inc.                                                                           1,100            64,031
MGIC Investment Corp.                                                                1,100            73,205
Radian Group, Inc.                                                                   1,604            74,153
RenaissanceRe Holdings, Ltd.                                                         1,300            67,054
Transatlantic Holdings, Inc.#                                                           60             3,261
Triad Guaranty, Inc.+                                                                  900            49,932
Unitrin, Inc.                                                                          427            17,750
W.R. Berkley Corp.                                                                     110             4,638
White Mountains Insurance Group, Ltd.                                                  700           368,200
Willis Group Holdings, Ltd.                                                          6,000           224,400
                                                                                             ---------------
                                                                                                   7,730,331
                                                                                             ---------------

HEALTHCARE -- 16.8%

DRUGS -- 8.1%
Abgenix, Inc.+                                                                       5,100            50,286
Allergan, Inc.                                                                       3,965           287,661
American Pharmaceutical Partners, Inc.+                                                410            11,304
Amylin Pharmaceuticals, Inc.+                                                        4,315            88,544
Andrx Corp.+                                                                         1,560            34,882
Auxilium Pharmaceuticals,  Inc.+                                                    27,000           230,310
Barr Laboratories, Inc.+                                                             1,828            75,734
Caremark Rx, Inc.+                                                                   3,700           118,659
Cephalon, Inc.+                                                                      8,851           423,963
Chiron Corp.+                                                                        3,892           172,026
Connetics Corp.+                                                                    15,800           426,916
Diversa Corp.+                                                                       5,500            45,925
Elan Corp. PLC ADR+                                                                 18,700           437,580
Endo Pharmaceuticals Holdings, Inc.+                                                 1,007            18,488
Eon Labs, Inc.+                                                                        602            13,063
Eyetech Pharmaceuticals, Inc.+                                                         121             4,113
Genzyme Corp.+                                                                      14,048           764,352
Gilead Sciences, Inc.+                                                              31,000         1,158,780
ICOS Corp.+                                                                            550            13,277
ImClone Systems, Inc.+                                                               1,400            73,990
Integra LifeSciences Holdings, Corp.+                                                1,400            44,954
Invitrogen Corp.+                                                                    2,148           118,118
IVAX Corp.+                                                                          8,880           170,052
Martek Biosciences Corp.+                                                            4,757           231,380
Medicines Co.+                                                                       2,000            48,280
Medicis Pharmaceutical Corp., Class A                                                2,435            95,062
MGI Pharma, Inc.+                                                                    1,511            40,329
Millennium Pharmaceuticals, Inc.+                                                   20,896           286,484
Mylan Laboratories, Inc.                                                             5,609           100,962
Neurocrine Biosciences, Inc.+                                                       19,280           909,245
Omnicare, Inc.                                                                       4,932           139,871

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
                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Onyx Pharmaceuticals, Inc.+                                                          1,700   $        73,117
OSI Pharmaceuticals, Inc.+                                                             916            56,297
Pharmaceutical Product Development, Inc.+                                            1,026            36,936
Protein Design Labs, Inc.+                                                           2,958            57,918
Sepracor, Inc.+                                                                      3,185           155,364
Shionogi & Co., Ltd.                                                                11,000           157,886
Vertex Pharmaceuticals, Inc.+                                                        5,258            55,209
Watson Pharmaceuticals, Inc.+                                                       15,845           466,794

HEALTH SERVICES -- 3.6%
Accredo Health, Inc.+                                                                1,040            24,513
Anthem, Inc.+                                                                        3,217           280,683
Charles River Laboratories International, Inc.+                                      2,290           104,882
Community Health Systems, Inc.+                                                        544            14,514
Covance, Inc.+                                                                       1,280            51,162
Coventry Health Care, Inc.+                                                          5,652           301,647
Dade Behring Holdings, Inc.+                                                           791            44,073
Express Scripts, Inc., Class A+                                                      3,782           247,116
Health Management Associates, Inc., Class A                                          7,326           149,670
Henry Schein, Inc.+                                                                  2,708           168,735
IMS Health, Inc.                                                                    10,843           259,365
Laboratory Corp. of America Holdings+                                                6,012           262,845
Lincare Holdings, Inc.+                                                              4,354           129,357
Manor Care, Inc.                                                                     2,957            88,592
Medco Health Solutions, Inc.+                                                        7,049           217,814
PacifiCare Health Systems, Inc.+                                                       421            15,451
Patterson Cos., Inc.+                                                                2,779           212,760
QIAGEN N.V.+                                                                         6,900            79,005
Quest Diagnostics, Inc.                                                              2,793           246,398
Renal Care Group, Inc.+                                                              3,904           125,826
Triad Hospitals, Inc.+                                                                 589            20,285
Universal Health Services, Inc., Class B                                               550            23,925
VCA Antech, Inc.+                                                                    1,346            27,768
WebMD Corp.+                                                                         4,038            28,104
Weight Watchers International, Inc.+                                                   875            33,968
Wellchoice, Inc.+                                                                    5,073           189,375
WellPoint Health Networks, Inc.+                                                       800            84,072

MEDICAL PRODUCTS -- 5.1%
Affymetrix, Inc.+                                                                    1,297            39,831
AmerisourceBergen Corp.                                                                651            34,965
ArthroCare Corp.+                                                                    1,900            55,651
AtheroGenics, Inc.+                                                                  2,400            79,080
Bausch & Lomb, Inc.                                                                  1,578           104,858
Beckman Coulter, Inc.                                                                2,678           150,289
Becton Dickinson & Co.                                                               1,800            93,060
Biogen Idec, Inc.+                                                                   1,300            79,521
Biomet, Inc.                                                                         8,646           405,324
C.R. Bard, Inc.                                                                     11,390           645,016
Celgene Corp.+                                                                       4,400           256,212
Cooper Cos., Inc.                                                                    1,695           116,192
Cytyc Corp.+                                                                         2,265            54,700
DaVita, Inc.+                                                                        4,247           132,294

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
                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Decode Genetics, Inc.+                                                               7,500   $        56,475
DENTSPLY International, Inc.                                                         3,778           196,229
Edwards Lifesciences Corp.+                                                         14,475           484,912
General Probe, Inc.+                                                                 2,155            85,920
Hillenbrand Industries, Inc.                                                           271            13,694
Human Genome Sciences, Inc.+                                                         5,500            60,005
IDEXX Laboratories, Inc.+                                                              745            37,801
INAMED Corp.+                                                                          761            36,277
Kinetic Concepts,  Inc.+                                                               530            27,852
Kyphon, Inc.+                                                                        2,400            59,472
McKesson Corp.                                                                       2,747            70,461
MedImmune, Inc.+                                                                     7,431           176,115
Nektar Therapeutics+                                                                 4,692            67,940
ResMed, Inc.+                                                                        1,925            91,649
Respironics, Inc.+                                                                  10,647           568,976
Smith & Nephew, PLC                                                                  1,300            60,255
St. Jude Medical, Inc.+                                                              1,100            82,797
Sybron Dental Specialties, Inc.+                                                     1,500            44,535
Techne Corp.+                                                                        1,900            72,542
Varian Medical Systems, Inc.+                                                        7,059           244,030
Wright Medical Group, Inc.+                                                          1,500            37,680
Zimmer Holdings, Inc.+                                                               1,000            79,040
                                                                                             ---------------
                                                                                                  16,027,666
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 9.0%

AEROSPACE & MILITARY TECHNOLOGY -- 1.5%
Alliant Techsystems, Inc.+                                                             526            31,823
Embraer Aircraft Corp. ADR                                                          14,800           390,720
Rockwell Automation, Inc.                                                            2,535            98,105
Rockwell Collins, Inc.                                                              22,531           836,801
United Defense Industries, Inc.+                                                       805            32,192

BUSINESS SERVICES -- 3.5%
Alliance Data Systems Corp.+                                                           961            38,978
Allied Waste Industries, Inc.+                                                       2,555            22,612
AMIS Holdings, Inc.+                                                                 6,300            85,176
Applera Corp.                                                                        2,600            49,062
Bearingpoint, Inc.+                                                                    531             4,747
Brinks Co.                                                                           1,153            34,786
Copart, Inc.+                                                                        1,418            26,843
Corporate Executive Board Co.                                                        2,635           161,367
CUNO, Inc.+                                                                          1,600            92,400
DeVry, Inc.+                                                                         3,276            67,846
Dex Media, Inc.+                                                                       714            15,115
Donaldson Co., Inc.                                                                  1,561            44,317
Fastenal Co.                                                                         1,267            72,979
Fluor Corp.                                                                            697            31,030
Getty Images, Inc.+                                                                  3,680           203,504
Harsco Corp.                                                                           302            13,560
Harte-Hanks, Inc.                                                                    4,441           111,069
Hewitt Associates, Inc.+                                                             2,351            62,207
Hughes Supply, Inc.                                                                    568            17,080

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
                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Interpublic Group Cos., Inc.+                                                        5,827   $        61,708
Iron Mountain, Inc.+                                                                 6,692           226,524
Jacobs Engineering Group, Inc.+                                                        959            36,720
Manpower, Inc.                                                                       3,365           149,709
Monster Worldwide, Inc.+                                                            38,943           959,556
Pall Corp.                                                                           2,932            71,775
Paychex, Inc.                                                                        3,850           116,078
Robert Half International, Inc.                                                      7,967           205,310
Stericycle, Inc.+                                                                    2,832           129,989
Watson Wyatt & Co. Holdings                                                          1,800            47,340
WPP Group, PLC ADR                                                                   4,001           186,843
Xerox Corp.+                                                                         1,562            21,993

ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp.                                                      2,014            35,024
AMETEK, Inc.                                                                         1,025            31,078
Jabil Circuit, Inc.+                                                                 7,474           171,902
Johnson Controls, Inc.                                                                 962            54,651
Littelfuse, Inc.+                                                                    1,700            58,701
Roper Industries, Inc.                                                               2,053           117,965

MACHINERY -- 1.7%
Briggs & Stratton Corp.                                                                370            30,044
Dover Corp.                                                                          4,549           176,820
Graco, Inc.                                                                          1,410            47,235
IDEX Corp.                                                                           2,700            91,692
Mettler-Toledo International, Inc.+                                                    539            25,451
Precision Castparts Corp.                                                              695            41,735
SPX Corp.                                                                               99             3,504
Techtronic Industries Co.,Ltd.                                                     500,000           984,328
Zebra Technologies Corp., Class A+                                                   2,688           163,995

MULTI-INDUSTRY -- 0.4%
American Standard Cos., Inc.+                                                        3,924           152,683
Aramark Corp., Class B                                                               4,480           108,147
Danaher Corp.                                                                        1,000            51,280
ITT Industries, Inc.                                                                 1,300           103,987

TRANSPORTATION -- 1.4%
C.H. Robinson Worldwide, Inc.                                                        4,774           221,466
CNF, Inc.                                                                              310            12,707
Expeditors International of Washington, Inc.                                         5,107           264,032
J.B. Hunt Transport Services, Inc.                                                   1,151            42,748
Landstar System, Inc.+                                                               2,000           117,360
Oshkosh Truck Corp.                                                                    628            35,834
Ryder System, Inc.                                                                     653            30,717
Sirva, Inc.+                                                                        25,234           577,858
UTI Worldwide, Inc.                                                                  1,200            70,572
                                                                                             ---------------
                                                                                                   8,581,380
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 12.9%

BROADCASTING & MEDIA -- 4.8%
Acxiom Corp.                                                                         1,623            38,530
Belo Corp., Class A                                                                  1,154            26,011
Cablevision Systems New York Group, Class A+                                         3,055            61,955

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
                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Citadel Broadcasting Corp.+                                                          4,456   $        57,126
Cox Radio, Inc., Class A+                                                            5,252            78,360
Cumulus Media, Inc., Class A+                                                        2,400            34,536
Dow Jones & Co., Inc.                                                                2,995           121,627
E.W. Scripps Co., Class A                                                           11,952           571,067
Entercom Communications Corp.+                                                       2,740            89,488
Gemstar-TV Guide International, Inc.+                                                2,054            11,605
John Wiley & Sons, Inc., Class A                                                       928            29,650
Lamar Advertising Co.+                                                              16,556           688,895
Liberty Media International, Inc.+                                                   1,779            59,351
McGraw-Hill Cos., Inc.                                                               1,300           103,597
Media General, Inc., Class A                                                           244            13,652
Meredith Corp.                                                                       4,085           209,887
New York Times Co., Class A                                                          5,941           232,293
Omnicom Group, Inc.                                                                  1,500           109,590
Polycom, Inc.+                                                                       1,384            27,431
Radio One, Inc., Class D+                                                            6,732            95,796
Regent Communications, Inc.+                                                         8,900            50,374
Salem Communications Corp., Class A+                                                 2,900            73,428
Spanish Broadcasting System, Inc., Class A+                                          8,600            84,624
UnitedGlobalCom, Inc., Class A+                                                      5,480            40,936
Univision Communications, Inc., Class A+                                            20,432           645,856
Washington Post Co., Class B                                                           315           289,800
Westwood One, Inc.+                                                                  5,123           101,282
XM Satellite Radio Holdings, Inc., Class A+                                         20,970           650,489

ENTERTAINMENT PRODUCTS -- 1.6%
Harman International Industries, Inc.                                                1,237           133,287
International Game Technology                                                       23,000           826,850
Knight-Ridder, Inc.                                                                    287            18,784
Marvel Enterprises, Inc.+                                                           29,327           427,001
Mattel, Inc.                                                                         6,614           119,912
Metro-Goldwyn-Mayer, Inc.+                                                             342             3,957
Multimedia Games, Inc.+                                                              2,400            37,200

LEISURE & TOURISM -- 6.5%
Alliance Gaming Corp.+                                                               3,600            54,216
AMR Corp.+                                                                           1,641            12,028
Applebee's International, Inc.                                                       1,767            44,670
Brinker International, Inc.+                                                         1,798            56,008
Brunswick Corp.                                                                      2,616           119,708
CEC Entertainment, Inc.+                                                             9,300           341,775
Cheesecake Factory, Inc.+                                                            2,212            96,001
Choice Hotels International, Inc.                                                      397            22,863
Darden Restaurants, Inc.                                                             1,520            35,446
GTECH Holdings Corp.                                                                 2,441            61,806
Harrah's Entertainment, Inc.                                                         1,272            67,391
Hilton Hotels Corp.                                                                 11,592           218,393
International Speedway Corp., Class A                                                  649            32,385
JetBlue Airways Corp.+                                                               8,441           176,586
Mandalay Resort Group                                                                1,411            96,865
Marriott International, Inc., Class A                                                8,486           440,933
MGM Mirage, Inc.+                                                                      246            12,214

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
                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Outback Steakhouse, Inc.                                                             2,298   $        95,436
Rare Hospitality International, Inc.+                                               19,700           525,005
Red Robin Gourmet Burgers, Inc.+                                                    13,800           602,646
Regal Entertainment Group                                                              116             2,216
Royal Caribbean Cruises, Ltd.                                                       18,500           806,600
Ruby Tuesday, Inc.                                                                   3,028            84,390
Sabre Holdings Corp.                                                                 2,200            53,966
Shuffle Master, Inc.+                                                                3,250           121,745
SkyWest, Inc.                                                                        2,700            40,635
Southwest Airlines Co.                                                              21,821           297,202
Starbucks Corp.+                                                                     1,200            54,552
Starwood Hotels & Resorts Worldwide, Inc.                                            1,537            71,347
Station Casinos, Inc.                                                               21,054         1,032,488
Thor Industries, Inc.                                                                2,200            58,234
Wendy's International, Inc.                                                            311            10,450
WMS Industries, Inc.+                                                                1,600            41,104
Wynn Resorts, Ltd.+                                                                  3,110           160,756
Yum! Brands, Inc.                                                                    6,103           248,148
                                                                                             ---------------
                                                                                                  12,360,435
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 28.7%

COMMUNICATION EQUIPMENT -- 0.4%
Marvell Technology Group, Ltd.+                                                      2,800            73,164
Network Appliance, Inc.+                                                            10,427           239,821
Symbol Technologies, Inc.                                                            9,087           114,860

COMPUTER SERVICES -- 2.8%
Affiliated Computer Services, Inc., Class A+                                         3,384           188,387
Autodesk, Inc.                                                                       2,464           119,824
Ceridian Corp.+                                                                      2,047            37,685
Certegy, Inc.                                                                        4,750           176,748
CheckFree Corp.+                                                                     1,132            31,322
Cognizant Technology Solutions Corp.+                                                8,828           269,342
DST Systems, Inc.+                                                                   3,650           162,316
FactSet Research Systems, Inc.                                                       1,900            91,580
Fair Isaac Corp.                                                                     3,941           115,077
FileNET Corp.+                                                                       2,000            34,920
Global Payments, Inc.                                                                1,699            90,982
Maxtor Corp.+                                                                        2,218            11,534
Navteq Corp.+                                                                          635            22,631
Reynolds & Reynolds Co., Class A                                                     1,248            30,788
SRA International, Inc.+                                                            13,800           711,528
Sungard Data Systems, Inc.+                                                          8,838           210,079
Symantec Corp.+                                                                      2,200           120,736
Synopsys, Inc.+                                                                      6,862           108,626
Unisys Corp.+                                                                          372             3,839
VeriSign, Inc.+                                                                      7,446           148,027

COMPUTER SOFTWARE -- 4.4%
Activision, Inc.+                                                                    2,399            33,274
Adobe Systems, Inc.                                                                 11,755           581,520
Avid Technology, Inc.+                                                                 678            31,778

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
BMC Software, Inc.+                                                                  5,106   $        80,726
Check Point Software Technologies, Ltd.+                                             3,450            58,546
ChoicePoint, Inc.+                                                                   4,871           207,748
Citrix Systems, Inc.+                                                                9,097           159,379
Cognos, Inc.+                                                                        3,200           113,664
Electronic Arts, Inc.+                                                               1,700            78,183
Fiserv, Inc.+                                                                        8,060           280,972
Intuit, Inc.+                                                                        7,825           355,255
McAfee, Inc.+                                                                        8,295           166,729
Mercury Interactive Corp.+                                                           3,705           129,230
National Instruments Corp.                                                           2,802            84,817
Novell, Inc.+                                                                        7,807            49,262
PeopleSoft, Inc.+                                                                      908            18,024
Pixar, Inc.+                                                                           521            41,107
Red Hat, Inc.+                                                                      50,573           619,013
Salesforce.com, Inc.+                                                               42,400           662,712
SEI Investments Co.                                                                  3,473           116,971
Siebel Systems, Inc.+                                                               13,542           102,107
Total System Services, Inc.                                                            798            20,142
VERITAS Software Corp.+                                                             13,274           236,277

COMPUTERS & BUSINESS EQUIPMENT -- 4.9%
Apple Computer, Inc.+                                                                4,031           156,201
Cadence Design Systems, Inc.+                                                        7,588            98,948
Diebold, Inc.                                                                          800            37,360
Henry (Jack) & Associates, Inc.                                                      5,464           102,559
Herman Miller, Inc.                                                                  1,545            38,084
Ingram Micro, Inc., Class A+                                                           324             5,216
Kronos, Inc.+                                                                        1,050            46,505
Lexmark International, Inc., Class A+                                               10,143           852,114
Mercury Computer Systems, Inc.+                                                      2,000            53,840
Millipore Corp.+                                                                     2,458           117,615
NCR Corp.+                                                                           1,554            77,063
Pitney Bowes, Inc.                                                                   2,689           118,585
Research In Motion, Ltd.+                                                           30,600         2,336,004
SanDisk Corp.+                                                                       2,784            81,070
Storage Technology Corp.+                                                              501            12,655
Tivo, Inc.+                                                                         74,300           491,866
Western Digital Corp.+                                                               1,244            10,935

ELECTRONICS -- 7.3%
Advanced Micro Devices, Inc.+                                                        3,858            50,154
Agere Systems, Inc., Class B+                                                       58,597            59,769
Altera Corp.+                                                                       20,700           405,099
Amkor Technology, Inc.+                                                              2,076             7,577
Amphenol Corp., Class A+                                                             1,374            47,073
Analog Devices, Inc.                                                                 4,800           186,144
Applied Micro Circuits Corp.+                                                        3,194             9,997
ASML Holding NV+                                                                     2,500            32,175
Atmel Corp.+                                                                         8,903            32,229
AVX Corp.                                                                              414             4,906
Broadcom Corp., Class A+                                                             7,250           197,852
Conexant Systems, Inc.+                                                              5,488             8,836

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Cree, Inc.+                                                                          1,592   $        48,604
Cymer, Inc.+                                                                         1,600            45,856
Cypress Semiconductor Corp.+                                                         2,647            23,399
Emulex Corp.+                                                                        5,000            57,600
Energizer Holdings, Inc.+                                                              764            35,220
Fairchild Semiconductor International, Inc., Class A+                                1,414            20,036
Fisher Scientific International, Inc.+                                               2,293           133,751
FLIR Systems, Inc.+                                                                  2,121           124,079
Freescale Semiconductor, Inc.+                                                       2,231            31,903
Gentex Corp.                                                                        13,857           486,796
GrafTech International, Ltd.+                                                       28,100           391,995
Integrated Circuit Systems, Inc.+                                                    4,457            95,826
International Rectifier Corp.+                                                       1,097            37,627
Intersil Corp., Class A                                                              7,240           115,333
KLA-Tencor Corp.+                                                                    5,952           246,889
L-3 Communications Holdings, Inc.                                                   13,199           884,333
Lam Research Corp.+                                                                  6,858           150,053
Linear Technology Corp.                                                             13,569           491,741
LSI Logic Corp.+                                                                     3,714            16,007
Maxim Integrated Products, Inc.                                                      3,846           162,647
MEMC Electronic Materials, Inc.+                                                     1,632            13,839
Microchip Technology, Inc.                                                          13,421           360,220
Micron Technology, Inc.+                                                             5,614            67,536
Microsemi Corp.+                                                                     4,000            56,400
Molex, Inc.                                                                          2,351            70,107
Molex, Inc., Class A                                                                 2,575            67,748
National Semiconductor Corp.+                                                       15,912           246,477
Novellus Systems, Inc.+                                                              5,474           145,554
NVIDIA Corp.+                                                                        3,361            48,802
PerkinElmer, Inc.                                                                    1,417            24,401
PMC-Sierra, Inc.+                                                                    3,789            33,381
Power Integrations, Inc.+                                                            2,200            44,946
QLogic Corp.+                                                                        4,514           133,660
Rambus, Inc.+                                                                        1,861            29,199
Sanmina-SCI Corp.+                                                                   5,295            37,330
Semtech Corp.+                                                                       5,295           101,505
Silicon Laboratories, Inc.+                                                          2,390            79,085
Solectron Corp.+                                                                    19,510            96,575
Tektronix, Inc.                                                                      1,476            49,077
Teradyne, Inc.+                                                                      3,971            53,211
Thermo Electron Corp.+                                                               1,906            51,500
Vishay Intertechnology, Inc.+                                                          603             7,779
Waters Corp.+                                                                        5,306           233,995
Xilinx, Inc.                                                                         8,700           234,900

INTERNET CONTENT -- 1.2%
Ask Jeeves, Inc.+                                                                   34,410         1,125,551
Avocent Corp.+                                                                         909            23,661

INTERNET SOFTWARE -- 1.6%
Akamai Technologies, Inc.+                                                           2,290            32,175
BEA Systems, Inc.+                                                                   7,463            51,569
F5 Networks, Inc.+                                                                   3,100            94,426

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Internet Security Systems, Inc.+                                                     4,900   $        83,300
Macromedia, Inc.+                                                                    1,483            29,779
Matrixone, Inc.+                                                                     8,200            41,492
Openwave Systems, Inc.+                                                             32,000           282,240
RSA Security, Inc.+                                                                 39,500           762,350
SINA Corp.+                                                                          3,700            94,313
TIBCO Software, Inc.+                                                                3,440            29,274
Websense, Inc.+                                                                      1,200            50,004

TELECOMMUNICATIONS -- 6.1%
ADC Telecommunications, Inc.+                                                       12,177            22,040
ADTRAN, Inc.                                                                        20,564           466,391
Advanced Fibre Communication, Inc.+                                                    657            10,446
America Movil SA de CV ADR                                                           6,200           241,986
American Tower Corp., Class A+                                                      36,800           564,880
Andrew Corp.+                                                                        1,503            18,397
Avaya, Inc.+                                                                         8,229           114,712
CIENA Corp.+                                                                         1,023             2,026
Comverse Technology, Inc.+                                                           2,182            41,087
Corning, Inc.+                                                                      46,000           509,680
Crown Castle International Corp.+                                                    2,074            30,861
Foundry Networks, Inc.+                                                              1,688            16,019
Harris Corp.                                                                         4,789           263,108
IDT Corp.+                                                                           1,204            18,096
JDS Uniphase Corp.+                                                                 80,077           269,859
Juniper Networks, Inc.+                                                             20,353           480,331
Level 3 Communications, Inc.+                                                       14,571            37,739
Nextel Communications, Inc., Class A+                                               17,100           407,664
Nextel Partners, Inc., Class A+                                                      6,030            99,977
NII Holdings, Inc.+                                                                  1,222            50,359
Novatel Wireless, Inc.+                                                             14,700           345,450
Plantronics, Inc.                                                                   20,622           891,695
Roger Wireless, Inc.+                                                                2,200            69,102
Scientific-Atlanta, Inc.                                                            24,600           637,632
SpectraSite,  Inc.+                                                                    839            39,013
Telephone and Data Systems, Inc.                                                       464            39,055
Tellabs, Inc.+                                                                       3,667            33,700
United States Cellular Corp.+                                                          159             6,861
UTStarcom, Inc.+                                                                     1,698            27,355
West Corp.+                                                                            337             9,817
Western Wireless Corp., Class A+                                                     3,325            85,486
                                                                                             ---------------
                                                                                                  27,457,563
                                                                                             ---------------

MATERIALS -- 2.0%

CHEMICALS -- 0.8%
Ecolab, Inc.                                                                         6,569           206,529
Engelhard Corp.                                                                      2,200            62,370
International Flavors & Fragrances, Inc.                                             1,444            55,161
Praxair, Inc.                                                                        3,946           168,652
ServiceMaster Co.                                                                    3,450            44,367
Sigma-Aldrich Corp.                                                                  1,446            83,868
Symyx Technologies, Inc.+                                                            2,100            49,455
Valspar Corp.                                                                        1,400            65,352

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS -- 0.6%
Delta & Pine Land Co.                                                                1,800   $        48,150
Pactiv Corp.+                                                                        2,113            49,128
Smurfit-Stone Container Corp.+                                                      26,700           517,179

METALS & MINERALS -- 0.5%
Arch Coal, Inc.                                                                        448            15,900
Ball Corp.                                                                           1,214            45,440
Florida Rock Industries, Inc.                                                          170             8,328
Freeport-McMoRan Copper & Gold, Inc., Class B                                        3,234           130,977
International Steel Group, Inc.+                                                        26               876
Kaydon Corp.                                                                         1,900            54,663
Nucor Corp.                                                                            806            73,644
Southern Peru Copper Corp.                                                             160             8,266
Timken Co.                                                                             737            18,145
Trex Co., Inc.+                                                                      1,200            53,136
Worthington Industries, Inc.                                                         1,167            24,915

PLASTIC -- 0.1%
Sealed Air Corp.+                                                                    2,666           123,569
                                                                                             ---------------
                                                                                                   1,908,070
                                                                                             ---------------

REAL ESTATE -- 0.4%

REAL ESTATE COMPANIES -- 0.2%
Catellus Development Corp.                                                           2,117            56,122
Jones Lang LaSalle, Inc.+                                                            2,300            75,923
St. Joe Co.                                                                          1,134            54,171

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
CBL & Associates Properties, Inc.                                                      201            12,251
Chelsea Property Group, Inc.                                                           279            18,721
Friedman Billings Ramsey Group                                                       1,666            31,820
General Growth Properties, Inc.                                                        584            18,104
Mills Corp.                                                                            470            24,379
Regency Centers Corp.                                                                  704            32,729
Ventas, Inc.                                                                           988            25,609
Weingarten Realty Investors, Inc.                                                    1,392            45,950
                                                                                             ---------------
                                                                                                     395,779
                                                                                             ---------------

UTILITIES -- 0.2%

ELECTRIC UTILITIES -- 0.2%
AES Corp.+                                                                          13,416           134,026
Allegheny Energy, Inc.+                                                                512             8,171

GAS & PIPELINE UTILITIES -- 0.0%
Kinder Morgan, Inc.                                                                    328            20,605
                                                                                             ---------------
                                                                                                     162,802
                                                                                             ---------------
TOTAL COMMON STOCK (cost $81,830,782)                                                             90,500,138
                                                                                             ---------------

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 2.4%

ENERGY -- 0.8%

ENERGY SERVICES -- 0.8%
Oil Service HOLDRs Trust                                                             9,500   $       776,530
                                                                                             ---------------

FINANCE -- 1.6%

FINANCIAL SERVICES -- 1.6%
iShares Russell Midcap Growth Index Fund                                            13,400         1,000,980
S&P Midcap 400 Depository Receipts                                                   5,200           563,784
                                                                                             ---------------
                                                                                                   1,564,764
                                                                                             ---------------
TOTAL EXCHANGE-TRADED FUNDS (cost $2,225,230)                                                      2,341,294
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $84,056,012)                                                    92,841,432
                                                                                             ---------------

SHORT-TERM SECURITIES -- 0.3%

REGISTERED INVESTMENT COMPANY -- 0.2%

T. Rowe Price Reserve Investment Fund(1)                                           159,914           159,914
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 1.65% due 12/16/04(1)                            $     55,000            54,812
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $214,722)                                                          214,726
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 2.7%

Agreement with State Street Bank & Trust Co., bearing interest at
   0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of
   $646,012 and collateralized by $465,000 of United States Treasury
   Bonds, bearing interest at 12.50%, due 08/15/14 and having an
   approximate value of $660,881(1)                                                646,000           646,000
UBS Securities, LLC Joint Repurchase Agreement(2)                                1,955,000         1,955,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,601,000)                                                      2,601,000
                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $86,871,734) @                                100.1%                                     95,657,158
Liabilities in excess of other assets --                (0.1)                                        (84,537)
                                                       -----                                 ---------------
NET ASSETS --                                          100.0%                                $    95,572,621
                                                       =====                                 ===============

----------
+    Non-income producing security.
@    See Note 3 for cost of investments on a tax basis.
#    Security represents an investment in an affiliated company.
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  See Note 2 for details of Joint Repurchase Agreement.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE        2004         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
  2 Long      S&P MidCap 400 Index          December 2004    $  593,015    $     594,100      $    1,085
                                                                                              ==========

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Insurance                                       9.9%
Electric Utilities                              7.4%
Banks                                           6.2%
Real Estate Investment Trusts                   6.0%
Retail                                          5.6%
Chemicals                                       4.8%
Energy Services                                 4.3%
Business Services                               4.2%
Automotive                                      3.9%
Forest Products                                 3.9%
Financial Services                              3.8%
Energy Sources                                  3.6%
Food, Beverage & Tobacco                        3.5%
Repurchase Agreements                           3.4%
Metals & Minerals                               2.2%
Housing & Household Durables                    2.1%
Electrical Equipment                            2.0%
Drugs                                           1.9%
Household & Personal Products                   1.7%
Telecommunications                              1.7%
Leisure & Tourism                               1.6%
Broadcasting & Media                            1.5%
Computers & Business Equipment                  1.5%
Computer Software                               1.4%
Gas & Pipeline Utilities                        1.4%
Machinery                                       1.4%
Transportation                                  1.4%
Apparel & Textiles                              1.3%
Health Services                                 1.3%
Medical Products                                1.2%
Computer Services                               1.1%
Electronics                                     0.9%
Aerospace & Military Technology                 0.7%
Multi-Industry                                  0.6%
Entertainment Products                          0.2%
U.S. Treasuries                                 0.1%
Education                                       0.0%
Internet Content                                0.0%
Internet Software                               0.0%
Plastic                                         0.0%
Real Estate Companies                           0.0%
                                               ----
                                               99.7%
                                               ====

*   Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.9%

CONSUMER DISCRETIONARY -- 12.9%

APPAREL & TEXTILES -- 1.3%
Columbia Sportswear Co.+                                                                23   $         1,253
Foot Locker, Inc.                                                                   37,371           885,693
Jones Apparel Group, Inc.                                                            2,596            92,937
Liz Claiborne, Inc.                                                                  2,286            86,228
Polo Ralph Lauren Corp.                                                                726            26,405
Reebok International, Ltd.                                                             912            33,489
Tommy Hilfiger Corp.+                                                               39,200           386,904
V.F. Corp.                                                                           1,743            86,191

AUTOMOTIVE -- 3.9%
American Axle & Manufacturing Holdings, Inc.                                        10,652           311,678
Autoliv, Inc.                                                                        1,956            79,022
AutoNation, Inc.+                                                                    3,655            62,427
BorgWarner, Inc.                                                                       894            38,701
Cummins, Inc.                                                                       20,501         1,514,819
Dana Corp.                                                                          49,908           882,873
Delphi Corp.                                                                         9,853            91,534
Genuine Parts Co.                                                                   28,969         1,111,830
Lear Corp.                                                                           9,133           497,292
Navistar International Corp.+                                                          564            20,975
PACCAR, Inc.                                                                         3,604           249,109
TRW Automotive Holdings Corp.+                                                         468             8,822

HOUSING & HOUSEHOLD DURABLES -- 2.1%
Black & Decker Corp.                                                                   203            15,720
Centex Corp.                                                                         1,322            66,708
D.R. Horton, Inc.                                                                    2,185            72,345
Hovnanian Enterprises, Inc., Class A+                                                  155             6,215
KB HOME                                                                                697            58,890
Leggett & Platt, Inc.                                                               25,078           704,692
Lennar Corp., Class A                                                               20,183           960,711
Maytag Corp.                                                                           715            13,135
MDC Holdings, Inc.                                                                     222            16,228
Mohawk Industries, Inc.+                                                             5,025           398,935
Pulte Homes, Inc.                                                                    1,270            77,940
Ryland Group, Inc.                                                                     430            39,844
Sherwin-Williams Co.                                                                 2,240            98,470
Standard Pacific Corp.                                                                 649            36,584
Toll Brothers, Inc.+                                                                   557            25,806
Whirlpool Corp.                                                                      1,422            85,448

RETAIL -- 5.6%
Abercrombie & Fitch Co., Class A                                                    27,000           850,500
American Eagle Outfitters, Inc.                                                         80             2,948
AnnTaylor Stores Corp.+                                                                426             9,968
Barnes & Noble, Inc.+                                                                1,024            37,888
Big Lots, Inc.+                                                                      1,390            17,000

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
BJ's Wholesale Club, Inc.+                                                           1,477   $        40,381
Blockbuster, Inc., Class A                                                             469             3,560
Borders Group, Inc.                                                                  1,639            40,647
Cabelas, Inc.+                                                                          68             1,622
CDW Corp.                                                                            9,300           539,679
Circuit City Stores, Inc.                                                            3,440            52,770
Claire's Stores, Inc.                                                                  131             3,280
Dillard's, Inc., Class A                                                             1,211            23,905
Federated Department Stores, Inc.                                                   22,805         1,036,031
Fortune Brands, Inc.                                                                   177            13,114
J.C. Penney Co., Inc.                                                               30,116         1,062,492
Kmart Holding Corp.+                                                                   974            85,196
Limited Brands                                                                      21,653           482,645
May Department Stores Co.                                                           22,369           573,317
Neiman Marcus Group, Inc., Class A                                                     899            51,692
Nordstrom, Inc.                                                                        713            27,265
Office Depot, Inc.+                                                                  6,434            96,703
Payless ShoeSource, Inc.+                                                           21,000           212,730
Pier 1 Imports, Inc.                                                                   962            17,393
Regis Corp.                                                                            516            20,754
Rent-A-Center, Inc.+                                                                   435            11,249
Rite Aid Corp.+                                                                        813             2,862
Ross Stores, Inc.                                                                   11,570           271,201
Saks, Inc.+                                                                          2,557            30,812
Sears, Roebuck & Co.                                                                 4,371           174,184
SUPERVALU, Inc.                                                                      8,096           223,045
Toys "R" Us, Inc.+                                                                   4,421            78,429
W.W. Grainger, Inc.                                                                 15,358           885,389
                                                                                             ---------------
                                                                                                  16,126,504
                                                                                             ---------------

CONSUMER STAPLES -- 5.2%

FOOD, BEVERAGE & TOBACCO -- 3.5%
Adolph Coors Co., Class B                                                              559            37,967
Albertson's, Inc.                                                                   16,968           406,044
Aqua America, Inc.                                                                   1,956            43,247
Archer-Daniels-Midland Co.                                                          76,744         1,303,113
Brown-Forman Corp., Class B                                                            543            24,869
Campbell Soup Co.                                                                    2,398            63,043
Constellation Brands, Inc., Class A+                                                 1,895            72,124
Dean Foods Co.+                                                                     16,928           508,179
Del Monte Foods Co.+                                                                 3,855            40,439
Hershey Foods Corp.                                                                    768            35,873
Hormel Foods Corp.                                                                   1,570            42,045
J. M. Smucker Co.                                                                    1,197            53,159
Kroger Co.+                                                                         15,181           235,609
Loews Corp.-Carolina Group                                                           1,168            28,464
McCormick & Co., Inc.                                                                  680            23,351
Pepsi Bottling Group, Inc.                                                           7,587           205,987
PepsiAmericas, Inc.                                                                  1,434            27,389
Pilgrims Pride Corp., Class B                                                          293             7,935
Reynolds American, Inc.                                                              7,792           530,168
Safeway, Inc.+                                                                      22,685           438,047

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Smithfield Foods, Inc.+                                                              1,782   $        44,550
Tootsie Roll Industries, Inc.                                                          498            14,552
Tyson Foods, Inc., Class A                                                           4,522            72,443
UST, Inc.                                                                            3,411           137,327

HOUSEHOLD & PERSONAL PRODUCTS -- 1.7%
Alberto-Culver Co., Class B                                                            213             9,261
American Greetings Corp., Class A+                                                  13,500           339,120
Clorox Co.                                                                          14,715           784,309
Estee Lauder Cos., Inc., Class A                                                     7,341           306,854
Newell Rubbermaid, Inc.                                                             25,920           519,437
Scotts Co., Class A+                                                                   338            21,683
Tupperware Corp.                                                                     8,300           140,934
                                                                                             ---------------
                                                                                                   6,517,522
                                                                                             ---------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Laureate Education,  Inc.+                                                             122             4,541
                                                                                             ---------------

ENERGY -- 7.9%

ENERGY SERVICES -- 4.3%
CONSOL Energy, Inc.                                                                    681            23,760
Cooper Cameron Corp.+                                                                  856            46,943
Halliburton Co.                                                                     31,200         1,051,128
Noble Energy, Inc.                                                                   1,204            70,121
Patterson-UTI Energy, Inc.                                                          44,716           852,734
Pride International, Inc.+                                                          40,383           799,179
Rowan Cos., Inc.+                                                                    1,125            29,700
SCANA Corp.                                                                          2,290            85,509
Sempra Energy                                                                        4,205           152,179
Southwest Gas Corp.                                                                 12,900           308,955
Sunoco, Inc.                                                                         1,551           114,743
TECO Energy, Inc.                                                                    3,934            53,227
Texas Genco Holdings, Inc.                                                             307            14,321
Tidewater, Inc.                                                                        638            20,767
UGI Corp.                                                                            1,024            38,154
Unocal Corp.                                                                         5,435           233,705
Valero Energy Corp.                                                                  2,646           212,236
Varco International, Inc.+                                                           1,757            47,123
Vectren Corp.                                                                        1,603            40,363
Western Gas Resources, Inc.                                                         19,971           570,971
Weststar Energy, Inc.                                                                1,813            36,623
Wisconsin Energy Corp.                                                              11,642           371,380
WPS Resources Corp.                                                                    787            35,407
Xcel Energy, Inc.                                                                    8,165           141,418

ENERGY SOURCES -- 3.6%
Amerada Hess Corp.                                                                   1,589           141,421
Chesapeake Energy Corp.                                                              5,476            86,685
Diamond Offshore Drilling, Inc.                                                        572            18,870
ENSCO International, Inc.                                                            1,346            43,974

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
EOG Resources, Inc.                                                                 29,595   $     1,948,831
GlobalSantaFe Corp.                                                                 22,900           701,885
Kerr-McGee Corp.                                                                     2,715           155,434
Marathon Oil Corp.                                                                   7,118           293,831
Massey Energy Co.                                                                    1,597            46,201
Murphy Oil Corp.                                                                     1,684           146,121
National-Oilwell, Inc.+                                                                620            20,373
Newfield Exploration Co.+                                                              651            39,867
Nrg Energy, Inc.+                                                                    1,651            44,478
Patina Oil & Gas Corp.                                                              18,800           555,916
Peabody Energy Corp.                                                                 1,323            78,719
Pioneer Natural Resources Co.                                                        2,480            85,510
Pogo Producing Co.                                                                   1,067            50,629
Premcor, Inc.+                                                                         784            30,184
Reliant Resources, Inc.+                                                             6,167            57,538
                                                                                             ---------------
                                                                                                   9,897,113
                                                                                             ---------------

FINANCE -- 18.6%

BANKS -- 6.2%
AmSouth Bancorp                                                                      7,245           176,778
Associated Banc-Corp.                                                                2,280            73,120
Bank of Hawaii Corp.                                                                 1,114            52,636
Banknorth Group, Inc.                                                                3,529           123,515
BOK Financial Corp.+                                                                   358            15,970
City National Corp.                                                                    853            55,402
Colonial BancGroup, Inc.                                                             2,704            55,297
Comerica, Inc.                                                                       3,563           211,464
Commerce Bancshares, Inc.                                                            5,612           269,881
Compass Bancshares, Inc.                                                             2,516           110,251
Cullen/Frost Bankers, Inc.                                                           1,076            50,002
FirstMerit Corp.                                                                    26,011           684,219
Fremont General Corp.                                                                  357             8,265
Fulton Financial Corp.                                                               2,550            54,570
Greenpoint Financial Corp.                                                           2,271           105,056
Hibernia Corp., Class A                                                              3,199            84,486
Hudson United Bancorp                                                                  954            35,155
Huntington Bancshares, Inc.                                                          4,709           117,301
Independence Community Bank Corp.                                                    1,719            67,127
International Bancshares Corp.                                                         711            26,129
KeyCorp                                                                             13,624           430,518
M & T Bank Corp.                                                                     9,936           950,875
Marshall & Ilsley Corp.                                                              4,569           184,131
Mercantile Bankshares Corp.                                                          1,630            78,175
National Commerce Financial Corp.                                                    4,189           143,306
New York Community Bancorp, Inc.                                                     5,416           111,245
North Fork Bancorp., Inc.                                                           13,860           616,077
Northern Trust Corp.                                                                10,408           424,646
Peoples Bank                                                                           778            27,798
Popular, Inc.                                                                        5,505           144,781
Regions Financial Corp.                                                             39,567         1,308,085
Sky Financial Group, Inc.                                                            2,157            53,925

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
South Financial Group, Inc.                                                          1,425   $        40,185
SouthTrust Corp.                                                                     6,786           282,705
Sovereign Bancorp, Inc.                                                              7,034           153,482
Synovus Financial Corp.                                                              1,962            51,306
TCF Financial Corp.                                                                    320             9,693
UnionBanCal Corp.                                                                    1,159            68,624
Valley National Bancorp                                                              1,944            49,650
W Holding Co., Inc.                                                                    578            10,982
Washington Federal, Inc.                                                             1,652            41,548
Webster Financial Corp.                                                              1,089            53,786
Whitney Holding Corp.                                                                  862            36,204
Wilmington Trust Corp.                                                               1,389            50,296
Zions Bancorp.                                                                       1,841           112,375

FINANCIAL SERVICES -- 2.5%
A.G. Edwards, Inc.                                                                   1,664            57,608
Allied Capital Corp.                                                                 2,668            65,073
Allmerica Financial Corp.+                                                           1,073            28,842
American Capital Strategies, Ltd.                                                   16,668           522,375
AmeriCredit Corp.+                                                                   3,265            68,173
Astoria Financial Corp.                                                              1,625            57,671
Bear Stearns Co., Inc.                                                               6,911           664,631
Capitol Federal Financial                                                              430            13,837
CIT Group, Inc.                                                                     27,460         1,026,729
Deluxe Corp.                                                                         1,050            43,071
E*TRADE Financial Corp.+                                                             3,316            37,869
Equifax, Inc.                                                                          901            23,750
Federated Investors, Inc., Class B                                                     155             4,408
First Horizon National Corp.                                                         2,543           110,264
Genworth Financial,  Inc.+                                                           2,595            60,464
IndyMac Bancorp, Inc.                                                                  640            23,168
Instinet Group, Inc.+                                                                2,645            13,304
Janus Capital Group, Inc.                                                            4,958            67,478
Jefferies Group, Inc.                                                                1,024            35,297
MoneyGram International, Inc.                                                          995            16,995
Nuveen Investments, Inc.                                                               113             3,345
Providian Financial Corp.+                                                           4,361            67,770
Raymond James Financial, Inc.                                                        1,241            29,933
Student Loan Corp.                                                                      78            11,057
Viad Corp.                                                                             249             5,909
Westcorp                                                                               326            13,862
WFS Financial, Inc.+                                                                    64             2,979

INSURANCE -- 9.9%
Aetna, Inc.                                                                         13,000         1,299,090
Alleghany Corp.+                                                                        94            25,653
Ambac Financial Group, Inc.                                                          9,196           735,220
American Financial Group, Inc.                                                         749            22,388
American National Insurance Co.                                                        161            15,583
Aon Corp.                                                                            6,480           186,235
Arthur J. Gallagher & Co.                                                               92             3,048
Assurant, Inc.                                                                       1,680            43,680
CIGNA Corp.                                                                          2,907           202,414

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Cincinnati Financial Corp.                                                           3,067   $       126,422
CNA Financial Corp.+                                                                   570            13,686
Conseco, Inc.+                                                                      26,683           471,222
Erie Indemnity Co., Class A                                                            569            29,030
Everest Re Group, Ltd.                                                               9,500           706,135
Fidelity National Financial, Inc.                                                    3,299           125,692
First American Corp.                                                                 1,636            50,438
HCC Insurance Holdings, Inc.                                                           958            28,884
Jefferson-Pilot Corp.                                                                2,872           142,623
Leucadia National Corp.                                                              1,088            61,635
Lincoln National Corp.                                                               8,478           398,466
Loews Corp.                                                                          3,066           179,361
Markel Corp.+                                                                          101            31,148
MBIA, Inc.                                                                           5,773           336,046
Mercury General Corp.                                                                  526            27,820
MGIC Investment Corp.                                                                2,029           135,030
Nationwide Financial Services, Inc., Class A                                         1,189            41,746
Odyssey Re Holdings Corp.                                                              248             5,501
Old Republic International Corp.                                                     3,745            93,737
PartnerRe, Ltd.                                                                     28,365         1,551,282
PMI Group, Inc.                                                                     16,876           684,828
Principal Financial Group, Inc.                                                      6,569           236,287
Protective Life Corp.                                                                1,445            56,803
Radian Group, Inc.                                                                   1,274            58,897
Reinsurance Group of America, Inc.                                                     589            24,267
RenaissanceRe Holdings, Ltd.                                                        16,557           854,010
SAFECO Corp.                                                                        25,268         1,153,484
StanCorp Financial Group, Inc.                                                         608            43,290
Torchmark Corp.                                                                     10,192           542,010
Transatlantic Holdings, Inc.#                                                          480            26,088
Unitrin, Inc.                                                                          538            22,365
UnumProvident Corp. (New York)                                                       6,090            95,552
W.R. Berkley Corp.                                                                   1,376            58,012
Wesco Financial Corp.                                                                   26             9,139
Willis Group Holdings, Ltd.                                                         18,717           700,016
XL Capital, Ltd., Class A                                                            9,800           725,102
                                                                                             ---------------
                                                                                                  23,266,249
                                                                                             ---------------

HEALTHCARE -- 4.4%

DRUGS -- 1.9%
Caremark Rx, Inc.+                                                                  20,300           651,021
Eyetech Pharmaceuticals, Inc.+                                                          21               714
Hospira, Inc.+                                                                       3,209            98,195
ICOS Corp.+                                                                            562            13,567
Invitrogen Corp.+                                                                      540            29,695
King Pharmaceuticals, Inc.+                                                         52,817           630,635
Millennium Pharmaceuticals, Inc.+                                                    2,984            40,911
Mylan Laboratories, Inc.                                                            25,100           451,800
Omnicare, Inc.                                                                         369            10,465
Protein Design Labs, Inc.+                                                           1,563            30,603
Watson Pharmaceuticals, Inc.+                                                       13,151           387,428

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES -- 1.3%
Anthem, Inc.+                                                                        1,761   $       153,647
Charles River Laboratories International, Inc.+                                      9,700           444,260
Community Health Systems, Inc.+                                                        478            12,753
Dade Behring Holdings, Inc.+                                                           115             6,408
Health Management Associates, Inc., Class A                                            533            10,889
Health Net, Inc.+                                                                   23,649           584,603
Henry Schein, Inc.+                                                                     92             5,733
Humana, Inc.+                                                                        3,351            66,953
Laboratory Corp. of America Holdings+                                                  151             6,602
Manor Care, Inc.                                                                       333             9,977
Medco Health Solutions, Inc.+                                                        3,159            97,613
PacifiCare Health Systems, Inc.+                                                     1,393            51,123
Tenet Healthcare Corp.+                                                              9,593           103,508
Triad Hospitals, Inc.+                                                                 980            33,751
Universal Health Services, Inc., Class B                                               460            20,010
WebMD Corp.+                                                                         2,499            17,393
Wellchoice, Inc.+                                                                      282            10,527

MEDICAL PRODUCTS -- 1.2%
AmerisourceBergen Corp.                                                              1,687            90,609
Bausch & Lomb, Inc.                                                                 12,095           803,713
Hillenbrand Industries, Inc.                                                           889            44,921
McKesson Corp.                                                                       3,277            84,055
MedImmune, Inc.+                                                                    19,900           471,630
                                                                                             ---------------
                                                                                                   5,475,712
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 10.3%

AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Alliant Techsystems, Inc.+                                                             256            15,488
Goodrich Corp.                                                                       2,428            76,142
Rockwell Automation, Inc.                                                            1,352            52,322
Rockwell Collins, Inc.                                                              14,089           523,266
Textron, Inc.                                                                        2,431           156,240
United Defense Industries, Inc.+                                                       184             7,358

BUSINESS SERVICES -- 4.2%
Adesa, Inc.+                                                                         1,848            30,363
Allied Waste Industries, Inc.+                                                       3,236            28,639
Applera Corp.                                                                        4,171            78,707
Bearingpoint, Inc.+                                                                 31,902           285,204
Brinks Co.                                                                              55             1,659
Convergys Corp.+                                                                     3,034            40,747
Dex Media, Inc.+                                                                       392             8,299
Eastman Kodak Co.(1)                                                                 5,877           189,357
Fluor Corp.                                                                          1,061            47,236
Harsco Corp.                                                                           545            24,470
Harte-Hanks, Inc.                                                                      129             3,226
Hughes Supply, Inc.                                                                    702            21,109
Interpublic Group Cos., Inc.+                                                       41,246           436,795
Jacobs Engineering Group, Inc.+                                                        225             8,615
Manpower, Inc.                                                                         985            43,823
Monsanto Co.                                                                        54,551         1,986,747

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Pall Corp.                                                                           2,394   $        58,605
R.H. Donnelley Corp.+                                                                6,200           306,032
R.R. Donnelley & Sons Co.                                                           31,849           997,511
Republic Services, Inc.                                                             13,892           413,426
Service Corp. International+                                                         6,942            43,110
Xerox Corp.+                                                                        14,907           209,890

ELECTRICAL EQUIPMENT -- 2.0%
American Power Conversion Corp.                                                      1,600            27,824
AMETEK, Inc.                                                                           380            11,522
Crane Co.                                                                            1,044            30,192
Eaton Corp.                                                                         16,686         1,058,059
Hubbell, Inc., Class B                                                              18,922           848,273
Johnson Controls, Inc.                                                               2,934           166,681
Puget Energy, Inc.                                                                  18,682           424,081
Roper Industries, Inc.                                                                 108             6,206

MACHINERY -- 1.4%
AGCO Corp.+                                                                          1,902            43,023
Briggs & Stratton Corp.                                                                101             8,201
CNH Global NV                                                                       13,520           264,722
Dover Corp.                                                                            842            32,728
Mettler-Toledo International, Inc.+                                                    387            18,274
Parker-Hannifin Corp.                                                                2,442           143,736
Pentair, Inc.                                                                        2,076            72,473
Precision Castparts Corp.                                                              637            38,252
Snap-On, Inc.                                                                       23,029           634,679
SPX Corp.                                                                            1,489            52,711
Stanley Works                                                                        9,262           393,913

MULTI-INDUSTRY -- 0.6%
American Standard Cos., Inc.+                                                       16,065           625,089
ITT Industries, Inc.                                                                 1,204            96,308
Teleflex, Inc.                                                                         757            32,173

TRANSPORTATION -- 1.4%
Burlington Northern Santa Fe Corp.                                                   7,644           292,842
CNF, Inc.                                                                              727            29,800
CSX Corp.                                                                            4,407           146,312
Norfolk Southern Corp.                                                               8,065           239,853
Oshkosh Truck Corp.                                                                     67             3,823
Ryder System, Inc.                                                                     745            35,045
Teekay Shipping Corp                                                                10,600           456,754
USF Corp.                                                                            1,800            64,602
Yellow Roadway Corp.+                                                                9,209           431,810
                                                                                             ---------------
                                                                                                  12,824,347
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.3%

BROADCASTING & MEDIA -- 1.5%
Belo Corp., Class A                                                                 15,444           348,108
Cablevision Systems New York Group, Class A+                                           472             9,572
Citadel Broadcasting Corp.+                                                            568             7,282
Cox Radio, Inc., Class A+                                                              439             6,550

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Emmis Communications Corp., Class A+                                                24,800   $       447,888
Entercom Communications Corp.+                                                         376            12,280
Gemstar-TV Guide International, Inc.+                                                3,046            17,210
Hearst-Argyle Television, Inc.                                                         621            15,183
Lamar Advertising Co.+                                                              17,101           711,573
Lee Enterprises, Inc.                                                                  946            43,838
Liberty Media International, Inc.+                                                   1,031            34,396
McClatchy Co., Class A                                                                 409            28,969
Media General, Inc., Class A                                                           249            13,931
New York Times Co., Class A                                                            260            10,166
Polycom, Inc.+                                                                         713            14,132
Radio One, Inc., Class D+                                                              850            12,095
Sirius Satellite Radio, Inc.+                                                       25,564            81,805
UnitedGlobalCom, Inc., Class A+                                                      1,698            12,684
Univision Communications, Inc., Class A+                                             1,905            60,217

ENTERTAINMENT PRODUCTS -- 0.2%
Hasbro, Inc.                                                                         3,226            60,649
Knight-Ridder, Inc.                                                                  1,347            88,161
Mattel, Inc.                                                                         4,889            88,638
Metro-Goldwyn-Mayer, Inc.+                                                             788             9,117

LEISURE & TOURISM -- 1.6%
AMR Corp.+                                                                           1,677            12,292
Brinker International, Inc.+                                                           177             5,514
Brunswick Corp.                                                                        843            38,576
Caesars Entertainment, Inc.+                                                         6,312           105,410
Darden Restaurants, Inc.                                                             1,905            44,425
Harrah's Entertainment, Inc.                                                         7,797           413,085
Hilton Hotels Corp.                                                                 19,802           373,070
International Speedway Corp., Class A                                                   70             3,493
Marriott International, Inc., Class A                                                  462            24,006
MGM Mirage, Inc.+                                                                    1,006            49,948
Outback Steakhouse, Inc.                                                               139             5,773
Regal Entertainment Group                                                              722            13,790
Sabre Holdings Corp.                                                                 2,883            70,720
Southwest Airlines Co.                                                               3,473            47,302
Starwood Hotels & Resorts Worldwide, Inc.                                            2,722           126,355
Wendy's International, Inc.                                                          2,060            69,216
Yum! Brands, Inc.                                                                   14,778           600,873
                                                                                             ---------------
                                                                                                   4,138,292
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 6.6%

COMPUTER SERVICES -- 1.1%
Affiliated Computer Services, Inc., Class A+                                           792            44,091
Anteon International Corp.+                                                          5,800           212,570
Ceridian Corp.+                                                                      1,073            19,754
CheckFree Corp.+                                                                       576            15,938
Computer Sciences Corp.+                                                            14,451           680,642
Electronic Data Systems Corp.                                                       10,460           202,819
Fair Isaac Corp.                                                                       209             6,103
Maxtor Corp.+                                                                        3,129            16,271

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
Navteq Corp.+                                                                          200   $         7,128
Reynolds & Reynolds Co., Class A                                                        87             2,146
Sungard Data Systems, Inc.+                                                            731            17,376
Unisys Corp.+                                                                        6,554            67,637
VeriSign, Inc.+                                                                      1,628            32,365

COMPUTER SOFTWARE -- 1.4%
Activision, Inc.+                                                                   31,618           438,542
BMC Software, Inc.+                                                                  3,339            52,790
Compuware Corp.+                                                                     8,122            41,828
McAfee, Inc.+                                                                       27,929           561,373
NetIQ Corp.+                                                                         3,800            40,660
PeopleSoft, Inc.+                                                                    5,753           114,197
Siebel Systems, Inc.+                                                                1,998            15,065
Sybase, Inc.+                                                                       31,755           437,901

COMPUTERS & BUSINESS EQUIPMENT -- 1.5%
Apple Computer, Inc.+                                                                3,866           149,808
Arrow Electronics, Inc.+                                                             2,325            52,499
Cadence Design Systems, Inc.+                                                       36,760           479,350
Diebold, Inc.                                                                        1,502            70,143
Hutchinson Technology, Inc.+                                                        13,000           347,490
IKON Office Solutions, Inc.                                                          2,406            28,920
Ingram Micro, Inc., Class A+                                                         2,246            36,161
NCR Corp.+                                                                             395            19,588
Pitney Bowes, Inc.                                                                   2,121            93,536
SanDisk Corp.+                                                                         589            17,152
Steelcase, Inc., Class A                                                               996            13,944
Storage Technology Corp.+                                                           20,069           506,943
Western Digital Corp.+                                                               3,036            26,686

ELECTRONICS -- 0.9%
Advanced Micro Devices, Inc.+                                                        3,446            44,798
Amphenol Corp., Class A+                                                             7,800           267,228
Applied Micro Circuits Corp.+                                                        3,705            11,597
Avnet, Inc.+                                                                         2,535            43,399
AVX Corp.                                                                              658             7,797
Conexant Systems, Inc.+                                                              4,026             6,482
Energizer Holdings, Inc.+                                                              978            45,086
Fairchild Semiconductor International, Inc., Class A+                                1,075            15,233
Freescale Semiconductor, Inc.+                                                         488             6,978
International Rectifier Corp.+                                                         231             7,923
Intersil Corp., Class A                                                              1,474            23,481
L-3 Communications Holdings, Inc.                                                      971            65,057
LSI Logic Corp.+                                                                     4,216            18,171
Micron Technology, Inc.+                                                             6,324            76,078
Molex, Inc.                                                                            486            14,492
Novellus Systems, Inc.+                                                                749            19,916
PerkinElmer, Inc.                                                                    1,244            21,422
Power Integrations, Inc.+                                                           15,700           320,751
QLogic Corp.+                                                                          306             9,061
Sanmina-SCI Corp.+                                                                   5,438            38,338
Tech Data Corp.+                                                                     1,216            46,877

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Tektronix, Inc.                                                                        237   $         7,880
Thermo Electron Corp.+                                                               1,526            41,232
Vishay Intertechnology, Inc.+                                                        2,507            32,340

INTERNET CONTENT -- 0.0%
Avocent Corp.+                                                                         121             3,150
Mindspeed Technologies, Inc.+                                                            1                 2

INTERNET SOFTWARE -- 0.0%
TIBCO Software, Inc.+                                                                  813             6,918

TELECOMMUNICATIONS -- 1.7%
3Com Corp.+                                                                          8,296            35,009
ADC Telecommunications, Inc.+                                                        4,651             8,418
Advanced Fibre Communication, Inc.+                                                  1,157            18,396
American Tower Corp., Class A+                                                       4,467            68,568
Andrew Corp.+                                                                        1,828            22,375
Avaya, Inc.+                                                                        30,800           429,352
CenturyTel, Inc.                                                                    27,355           936,635
CIENA Corp.+                                                                        10,488            20,766
Citizens Communications Co.                                                          5,938            79,510
Comverse Technology, Inc.+                                                           1,858            34,986
Crown Castle International Corp.+                                                    1,903            28,317
Ditech Communications Corp.+                                                         4,700           105,233
Foundry Networks, Inc.+                                                                779             7,393
Harris Corp.                                                                           458            25,163
NTL, Inc.+                                                                           1,421            88,202
Qwest Communications International, Inc.+                                           30,410           101,265
Scientific-Atlanta, Inc.                                                             3,159            81,881
Telephone and Data Systems, Inc.                                                       584            49,155
Tellabs, Inc.+                                                                       4,940            45,399
United States Cellular Corp.+                                                          162             6,990
UTStarcom, Inc.+                                                                       200             3,222
West Corp.+                                                                             74             2,156
                                                                                             ---------------
                                                                                                   8,269,494
                                                                                             ---------------

MATERIALS -- 10.9%

CHEMICALS -- 4.8%
Agrium, Inc.                                                                        47,700           847,152
Air Products & Chemicals, Inc.                                                       4,670           253,955
Ashland, Inc.                                                                        1,452            81,428
Cabot Corp.                                                                          1,304            50,295
Crompton Corp.                                                                      54,100           513,409
Eastman Chemical Co.                                                                24,701         1,174,532
Engelhard Corp.                                                                      2,573            72,945
IMC Global, Inc.+                                                                   49,900           867,761
International Flavors & Fragrances, Inc.                                               270            10,314
Lubrizol Corp.                                                                       1,093            37,818
Lyondell Chemical Co.                                                                2,778            62,394
Potash Corp. of Saskatchewan, Inc.                                                  11,700           750,789
PPG Industries, Inc.                                                                 3,523           215,889
Praxair, Inc.                                                                        4,751           203,058
Rohm and Haas Co.                                                                   14,473           621,905

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
RPM, Inc.                                                                            2,451   $        43,260
ServiceMaster Co.                                                                    2,569            33,037
Sigma-Aldrich Corp.                                                                  1,102            63,916
Valspar Corp.                                                                        1,072            50,041

FOREST PRODUCTS -- 3.9%
Bemis Co.                                                                            2,228            59,220
Boise Cascade Corp.                                                                  9,325           310,336
Bowater, Inc.                                                                        1,171            44,720
Georgia-Pacific Corp.                                                               31,449         1,130,592
Louisiana-Pacific Corp.                                                              2,267            58,829
MeadWestvaco Corp.                                                                  30,125           960,987
Owens-Illinois, Inc.+                                                                2,339            37,424
Packaging Corp. of America                                                          19,658           481,031
Pactiv Corp.+                                                                       40,104           932,418
Plum Creek Timber Co., Inc.                                                         17,154           600,905
Rayonier, Inc.                                                                       1,040            47,050
Smurfit-Stone Container Corp.+                                                       5,195           100,627
Sonoco Products Co.                                                                  2,044            54,043
Temple-Inland, Inc.                                                                  1,144            76,820

METALS & MINERALS -- 2.2%
Arch Coal, Inc.                                                                        681            24,169
Ball Corp.                                                                          23,382           875,188
Carlisle Cos., Inc.                                                                    656            41,938
Florida Rock Industries, Inc.                                                          456            22,339
International Steel Group, Inc.+                                                       306            10,312
Lafarge North America, Inc.                                                            666            31,229
Martin Marietta Materials, Inc.                                                      1,012            45,813
Nucor Corp.                                                                          5,349           488,738
Phelps Dodge Corp.                                                                   1,918           176,514
Southern Peru Copper Corp.                                                             133             6,871
Timken Co.                                                                          31,274           769,966
United States Steel Corp.                                                            2,333            87,768
Vulcan Materials Co.                                                                 2,096           106,791
Worthington Industries, Inc.                                                           198             4,227

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                      274            12,700
                                                                                             ---------------
                                                                                                  13,553,463
                                                                                             ---------------

REAL ESTATE -- 6.0%

REAL ESTATE COMPANIES -- 0.0%
Forest City Enterprises, Inc., Class A                                                 627            34,548

REAL ESTATE INVESTMENT TRUSTS -- 6.0%
AMB Property Corp.                                                                   1,715            63,489
Annaly Mtg. Management, Inc.                                                         2,478            42,448
Apartment Investment & Management Co., Class A                                      17,998           625,970
Archstone-Smith Trust                                                                4,013           126,971
Arden Realty, Inc.                                                                   1,378            44,895
Avalonbay Communities, Inc.                                                          1,474            88,764
Boston Properties, Inc.                                                              1,697            93,997

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
BRE Properties, Inc., Class A                                                        1,058   $        40,574
Camden Property Trust                                                                  843            38,947
CBL & Associates Properties, Inc.                                                      242            14,750
CenterPoint Properties Corp.                                                           941            41,009
Chelsea Property Group, Inc.                                                           509            34,154
Crescent Real Estate Equities Co.                                                    1,568            24,680
Developers Diversified Realty Corp.                                                 17,001           665,589
Duke Realty Corp.                                                                    2,920            96,944
Equity Office Properties Trust                                                       8,305           226,311
Equity Residential                                                                   5,756           178,436
Federal Realty Investment Trust                                                      1,040            45,760
Friedman Billings Ramsey Group                                                       1,216            23,226
General Growth Properties, Inc.                                                      3,908           121,148
Health Care Property Investors, Inc.                                                 9,034           234,884
Health Care REIT, Inc.                                                               1,089            38,333
Healthcare Realty Trust, Inc.                                                       12,900           503,616
Hospitality Properties Trust                                                         1,355            57,574
Host Marriott Corp.+                                                                51,038           716,063
HRPT Properties Trust                                                                3,742            41,125
iStar Financial, Inc.                                                               33,092         1,364,383
Kimco Realty Corp.                                                                   1,996           102,395
Liberty Property Trust                                                               1,752            69,800
Macerich Co.                                                                         1,216            64,801
Mack-Cali Realty Corp.                                                               1,263            55,951
Mills Corp.                                                                            676            35,064
New Plan Excel Realty Trust, Inc.                                                    2,091            52,275
Pan Pacific Retail Properties, Inc.                                                    847            45,823
Prentiss Properties Trust                                                           12,800           460,800
ProLogis                                                                             3,718           131,022
Public Storage, Inc.                                                                 1,688            83,640
Reckson Associates Realty Corp.                                                      1,412            40,595
Regency Centers Corp.                                                                  512            23,803
Rouse Co.                                                                            2,111           141,184
Shurgard Storage Centers, Inc., Class A                                                973            37,752
Simon Property Group, Inc.                                                           3,223           172,850
SL Green Realty Corp.                                                                  815            42,225
Thornburg Mtg., Inc.                                                                 1,697            49,230
Trizec Properties, , Inc.                                                            1,787            28,538
United Dominion Realty Trust, Inc.                                                   2,579            51,142
Ventas, Inc.                                                                           763            19,777
Vornado Realty Trust                                                                 1,970           123,480
Weingarten Realty Investors, Inc.                                                      135             4,456
                                                                                             ---------------
                                                                                                   7,465,191
                                                                                             ---------------

UTILITIES -- 8.8%

ELECTRIC UTILITIES -- 7.4%
Allegheny Energy, Inc.+                                                              2,080            33,197
Allete, Inc.                                                                           616            20,020
Alliant Energy Corp.                                                                 2,318            57,672
Ameren Corp.                                                                        21,893         1,010,362
Centerpoint Energy, Inc.                                                             5,667            58,710

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Cinergy Corp.                                                                        3,691   $       146,164
CMS Energy Corp.+                                                                   52,700           501,704
Consolidated Edison, Inc.                                                            4,958           208,434
Constellation Energy Group, Inc.                                                     3,448           137,368
DPL, Inc.                                                                            2,642            54,372
DTE Energy Co.                                                                       3,564           150,365
Edison International                                                                14,691           389,458
Energy East Corp.                                                                   11,185           281,638
Entergy Corp.                                                                        7,877           477,425
FirstEnergy Corp.                                                                   16,096           661,224
FPL Group, Inc.                                                                      3,801           259,684
Great Plains Energy, Inc.                                                            1,492            43,492
Hawaiian Electric Industries, Inc.                                                   1,691            44,879
MDU Resources Group, Inc.                                                            2,425            63,850
NiSource, Inc.                                                                      37,198           781,530
Northeast Utilities                                                                 35,276           684,002
NSTAR                                                                                1,106            54,305
OGE Energy Corp.                                                                     1,838            46,373
Pepco Holdings, Inc.                                                                 3,565            70,944
PG&E Corp.+                                                                         18,296           556,198
Pinnacle West Capital Corp.                                                          7,887           327,311
PPL Corp.                                                                           29,775         1,404,785
Progress Energy, Inc.                                                                5,074           214,833
Public Service Enterprise Group, Inc.                                                4,861           207,079
TXU Corp.                                                                            6,107           292,647

GAS & PIPELINE UTILITIES -- 1.4%
AGL Resources, Inc.                                                                  3,265           100,464
Dynegy, Inc., Class A+                                                               5,679            28,338
El Paso Corp.                                                                       13,145           120,803
Equitable Resources, Inc.                                                            1,294            70,277
KeySpan Corp.                                                                        3,282           128,654
Kinder Morgan, Inc.                                                                  1,664           104,532
National Fuel Gas Co.                                                                1,525            43,203
Oneok, Inc.                                                                          2,144            55,787
Questar Corp.                                                                        1,735            79,498
Williams Cos., Inc.                                                                 82,387           996,882
                                                                                             ---------------
                                                                                                  10,968,463
                                                                                             ---------------
TOTAL COMMON STOCK (cost $102,180,343)                                                           118,506,891
                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 1.3%

FINANCE -- 1.3%

FINANCIAL SERVICES -- 1.3%
iShares Russell Midcap Value Index Fund (cost $1,629,212)(1)                        16,600         1,661,660
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $103,809,555)                                                  120,168,551
                                                                                             ---------------

                                                                                PRINCIPAL         VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.1%

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 1.65% due 12/16/04 (cost $79,721)(1)             $     80,000   $        79,726
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 3.4%

Agreement with State Street Bank & Trust Co., bearing
   interest at 0.65%, dated 09/30/04, to be repurchased
   10/01/04 in the amount of $698,013 and collateralized by
   $605,000 of United States Treasury Bonds, bearing
   interest at 6.13%, due 08/15/29 and having an approximate
   value of $714,184                                                               698,000           698,000
Agreement with State Street Bank & Trust Co., bearing
   interest at 0.90%, dated 09/30/04, to be repurchased
   10/01/04 in the amount of $2,153,054 and collateralized
   by $1,500,000 of United States Treasury Bonds, bearing
   interest at 8.75%, due 08/15/20 and having an approximate
   value of $2,199,375                                                           2,153,000         2,153,000
Agreement with State Street Bank & Trust Co., bearing
   interest at 1.66%, dated 09/30/04, to be repurchased
   10/01/04 in the amount of $1,441,066 and collateralized
   by $1,250,000 of United States Treasury Bonds, bearing
   interest at 6.13%, due 08/15/29 and having an approximate
   value of $1,475,586                                                           1,441,000         1,441,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $4,292,000)                                                      4,292,000
                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost $108,181,276)@                                         99.7%                            124,540,277
Other assets less liabilities --                                 0.3                                 362,085
                                                               -----                         ---------------
NET ASSETS --                                                  100.0%                        $   124,902,362
                                                               =====                         ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis.
#    Security represent an investment in an affiliated company.
(1) The security or a portion thereof represents collateral for open futures contracts.

OPEN FUTURES CONTRACTS

                                                                                        UNREALIZED
NUMBER OF                             EXPIRATION     VALUE AT        VALUE AS OF       APPRECIATION
CONTRACTS        DESCRIPTION             DATE       TRADE DATE   SEPTEMBER 30, 2004   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
  2 Long    S&P Mid Cap 400 Index   December 2004   $  593,015       $  594,100          $    1,085
                                                                                         ==========

See Notes to Financial Statements

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                      PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                           7.1%
Drugs                                           6.7%
Electronics                                     6.6%
Business Services                               5.3%
Retail                                          5.0%
Medical Products                                4.9%
Energy Services                                 4.8%
Financial Services                              4.0%
Health Services                                 3.5%
Computer Software                               3.4%
Machinery                                       3.2%
Repurchase Agreements                           3.2%
Internet Content                                3.1%
Leisure & Tourism                               2.9%
Telecommunications                              2.8%
Computers & Business Equipment                  2.5%
Metals & Minerals                               2.4%
Real Estate Investment Trusts                   2.4%
Electrical Equipment                            2.3%
Energy Sources                                  2.3%
Computer Services                               2.1%
Transportation                                  2.0%
Aerospace & Military Technology                 1.8%
Apparel & Textiles                              1.7%
Chemicals                                       1.6%
Food, Beverage & Tobacco                        1.5%
Internet Software                               1.4%
Insurance                                       0.9%
Automotive                                      0.7%
Broadcasting & Media                            0.6%
Communication Equipment                         0.5%
Electric Utilities                              0.5%
Gas & Pipeline Utilities                        0.5%
Household & Personal Products                   0.4%
Housing & Household Durables                    0.4%
Multi-Industry                                  0.4%
Real Estate Companies                           0.4%
U.S. Government Agencies                        0.4%
Education                                       0.3%
Forest Products                                 0.3%
Entertainment Products                          0.2%
U.S. Government Treasuries                      0.1%
                                               ----
                                               97.1%
                                               ====

*  Calculated as a percentage of net assets.

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 92.3%

CONSUMER DISCRETIONARY -- 7.8%

APPAREL & TEXTILES -- 1.7%
Carter's, Inc.+                                                                        203   $         5,621
Cherokee, Inc.                                                                         209             4,987
Deb Shops, Inc.                                                                        131             3,196
Deckers Outdoor Corp.+                                                                 276             9,384
DHB Industries, Inc.+                                                                  629             8,932
Ellis Perry International, Inc.+                                                       167             3,756
Finish Line, Inc., Class A                                                             578            17,872
Fossil, Inc.+                                                                       13,000           402,220
G & K Services, Inc., Class A                                                        3,138           124,704
Genesco, Inc.+                                                                         672            15,826
Goody's Family Clothing, Inc.                                                          580             4,884
Guess?, Inc.+                                                                       11,359           202,304
Hot Topic, Inc.+                                                                     1,487            25,338
K-Swiss, Inc., Class A                                                                 797            15,342
Kellwood Co.                                                                           837            30,509
Kenneth Cole Productions, Inc., Class A                                              3,457            97,280
Oakley, Inc.                                                                           638             7,592
Oshkosh B' Gosh, Inc., Class A                                                         205             4,141
Oxford Industries, Inc.                                                                409            15,235
Phillips-Van Heusen Corp.                                                              747            16,643
Quiksilver, Inc.+                                                                    1,717            43,646
Russell Corp.                                                                          881            14,836
Skechers USA, Inc., Class A+                                                           611             8,872
Steven Madden, Ltd.+                                                                   358             6,319
Stride Rite Corp.                                                                    1,204            12,341
UniFirst Corp.                                                                         279             7,979
Warnaco Group, Inc.+                                                                14,115           313,776
Weyco Group, Inc.                                                                       84             3,108
Wolverine World Wide, Inc.                                                           1,226            30,895

AUTOMOTIVE -- 0.7%
A.S.V., Inc.+                                                                          240             8,983
Aftermarket Technology Corp.+                                                          361             4,541
Americas Car Mart, Inc.+                                                               173             5,839
ArvinMeritor, Inc.                                                                   2,139            40,106
Asbury Automotive Group, Inc.+                                                         345             4,657
Autobytel, Inc.+                                                                     1,280            11,482
Bandag, Inc.                                                                           346            15,155
Collins & Aikman Corp+                                                               1,181             4,937
Commercial Vehicle Group, Inc.+                                                      5,985            94,802
Cooper Tire & Rubber Co.                                                             2,033            41,006
CSK Auto Corp.+                                                                      1,434            19,101
Dollar Thrifty Automotive Group, Inc.+                                                 778            18,929
Goodyear Tire & Rubber Co.+                                                          4,692            50,392
Group 1 Automotive, Inc.+                                                              600            16,368

                                                                                                  VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

AUTOMOTIVE (CONTINUED)
Harris & Harris Group, Inc.+                                                           479   $         4,953
Keystone Automotive Industries, Inc.+                                                  468            10,296
Lithia Motors, Inc., Class A                                                           440             9,354
Midas, Inc.+                                                                           476             7,711
Modine Manufacturing Co.                                                               732            22,040
Monro Muffler Brake, Inc.+                                                             289             6,315
Noble International, Ltd.                                                              196             3,581
Pep Boys-Manny, Moe & Jack                                                           1,780            24,920
Rush Enterprises, Inc.+                                                                180             2,104
Sonic Automotive, Inc.                                                                 853            17,103
Sports Resorts International, Inc.+                                                     43               158
Standard Motor Products, Inc.                                                          387             5,848
Strattec Security Corp.+                                                               118             7,347
Superior Industries International, Inc.                                                688            20,606
Tenneco Automotive, Inc.+                                                            1,291            16,912
Tower Automotive, Inc.+                                                              1,789             3,739
United Auto Group, Inc.                                                                590            14,803
Visteon Corp.                                                                        3,990            31,880
Wabash National Corp.+                                                                 835            22,937

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Applica, Inc.+                                                                         604             2,440
Bassett Furniture Industries, Inc.                                                     318             6,004
Beazer Homes USA, Inc.                                                                 422            45,108
Ethan Allen Interiors, Inc.                                                          1,016            35,306
Furniture Brands International, Inc.                                                 1,605            40,253
La-Z-Boy, Inc.                                                                       1,621            24,607
Levitt Corp.                                                                           472            11,073
Libbey, Inc.                                                                           421             7,873
M/I Schottenstein Homes, Inc.                                                          374            15,873
Meritage Corp.+                                                                        326            25,624
National Presto Industries, Inc.                                                       145             6,064
NCI Building Systems, Inc.+                                                            600            19,140
Palm Harbor Homes, Inc.+                                                               293             4,937
Select Comfort Corp.+                                                                1,122            20,420
Skyline Corp.                                                                          210             8,410
Stanley Furniture Co., Inc.                                                            172             7,568
Technical Olympic USA, Inc.                                                            283             7,992
Walter Industries, Inc.                                                                727            11,646
WCI Communities, Inc.+                                                               1,043            24,302
Winnebago Industries, Inc.                                                             800            27,712

RETAIL -- 5.0%
1-800 Contacts, Inc.+                                                                  224             3,407
1-800-FLOWERS.COM, Inc., Class A+                                                      683             5,669
99Cents Only Stores+                                                                 1,509            21,473
A. C. Moore Arts & Crafts, Inc.+                                                       424            10,486
Aaon, Inc.+                                                                            269             4,681
Action Performance Cos., Inc.                                                          477             4,832
Advanced Marketing Services, Inc.                                                      439             4,737
Aeropostale, Inc.+                                                                   6,509           170,536
American Woodmark Corp.                                                                330            12,218

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Bebe Stores, Inc.                                                                      185   $         3,907
Big 5 Sporting Goods Corp.+                                                            626            14,273
BJ's Restaurants, Inc.+                                                                331             5,253
Blair Corp.                                                                            251             7,073
Blue Nile, Inc.+                                                                    10,115           340,673
Bombay Co., Inc.+                                                                    1,095             8,026
Bon-Ton Stores, Inc.                                                                   159             1,938
Brookstone, Inc.+                                                                      618            11,674
Brown Shoe Co., Inc.                                                                   558            13,984
Buckle, Inc.                                                                           234             6,428
Buffalo Wild Wings, Inc.+                                                              175             4,907
Burlington Coat Factory Warehouse Corp.                                                564            11,974
Cache, Inc.+                                                                           294             4,410
Casey's General Stores, Inc.                                                         1,541            28,647
Cash America International, Inc.                                                       874            21,378
Casual Male Retail Group, Inc.+                                                        867             4,543
Cato Corp., Class A                                                                    601            13,372
Charlotte Russe Holding, Inc.+                                                         358             4,110
Charming Shoppes, Inc.+                                                              3,546            25,248
Children's Place Retail Stores, Inc.+                                                  522            12,481
Christopher & Banks Corp.                                                            1,158            18,540
Coldwater Creek, Inc.+                                                                 676            14,108
Cole National Corp.+                                                                   416            11,527
Color Kinetics, Inc.+                                                                  123             1,574
Conn's, Inc.+                                                                          213             2,978
Cost Plus, Inc.+                                                                       673            23,811
Department 56, Inc.+                                                                   408             6,650
Design Within Reach, Inc.+                                                             129             2,218
Dicks Sporting Goods, Inc.+                                                            929            33,091
Dress Barn, Inc.+                                                                      632            11,028
Electronics Boutique Holdings Corp.+                                                 5,758           196,348
First Cash Financial Services, Inc.+                                                   362             7,251
Fred's, Inc.                                                                         1,206            21,660
GameStop Corp.+                                                                        455             8,422
Gander Mountain Co.+                                                                   176             3,523
Graphic Packaging Corp.+                                                             2,055            13,316
Greg Manning Auctions, Inc.+                                                           156             1,746
Guitar Center, Inc.+                                                                   750            32,475
Gymboree Corp.+                                                                        941            13,550
Hancock Fabrics, Inc.                                                                  582             6,972
Haverty Furniture Cos., Inc.                                                           572            10,033
Hibbett Sporting Goods, Inc.+                                                          721            14,773
HNI  Corp.                                                                           8,200           324,556
Hollywood Entertainment Corp.+                                                       1,622            16,009
HomeStore, Inc.+                                                                     3,482             8,043
Insight Enterprises, Inc.+                                                           1,491            25,108
J. Jill Group, Inc.+                                                                   547            10,858
Jo-Ann Stores, Inc.+                                                                   582            16,319
Jos. A. Bank Clothiers, Inc.+                                                        3,915           108,367
Kirklands, Inc.+                                                                       341             3,205
Linens' N Things, Inc.+                                                              3,190            73,912
Longs Drug Stores Corp.                                                                931            22,530

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Mannatech, Inc.                                                                        438   $         6,141
Martha Stewart Living Omnimedia, Inc., Class A+                                        359             5,636
Men's Wearhouse, Inc.+                                                                 974            28,295
Movado Group, Inc.                                                                     468             7,956
Movie Gallery, Inc.                                                                    820            14,375
Nautilus Group, Inc.                                                                   882            19,924
Nu Skin Enterprises, Inc., Class A                                                  13,220           310,802
Pacific Sunwear of California+                                                       8,900           187,345
Pantry, Inc.+                                                                          358             9,011
Party City Corp.+                                                                      352             5,199
Pathmark Stores, Inc.+                                                                 927             4,496
Payless ShoeSource, Inc.+                                                            2,097            21,243
PC Connection, Inc.+                                                                   222             1,525
Provide Commerce Inc.+                                                                 135             2,820
RC2 Corp.+                                                                             509            16,746
RedEnvelope, Inc.+                                                                   6,300            56,007
Restoration Hardware, Inc.+                                                            811             4,201
Retail Ventures, Inc.+                                                                 408             3,076
Ruddick Corp.                                                                        1,018            19,994
School Specialty, Inc.+                                                                586            23,094
Sharper Image Corp.+                                                                 8,361           179,344
Shoe Carnival, Inc.+                                                                   227             2,676
ShopKo Stores, Inc.+                                                                   905            15,756
Smart & Final, Inc.+                                                                   385             6,453
Sports Authority, Inc.+                                                                686            15,915
Stage Stores, Inc.+                                                                    578            19,779
Stein Mart, Inc.+                                                                      763            11,613
TBC Corp.+                                                                             610            13,627
Too, Inc.+                                                                           1,061            19,172
Topps Co., Inc.                                                                      1,093            10,690
Tractor Supply Co.+                                                                  3,759           118,183
Trans World Entertainment Corp.+                                                       716             6,995
Tuesday Morning Corp.+                                                                 793            24,520
Urban Outfitters, Inc.+                                                             32,300         1,111,120
Weis Markets, Inc.                                                                     346            11,723
West Marine, Inc.+                                                                     414             8,851
Wild Oats Markets, Inc.+                                                               877             7,577
World Fuel Services Corp.                                                              346            12,387
Yankee Candle Co., Inc.+                                                             1,532            44,367
Zale Corp.+                                                                          1,635            45,944
                                                                                             ---------------
                                                                                                   6,660,212
                                                                                             ---------------

CONSUMER STAPLES -- 1.9%

FOOD, BEVERAGE & TOBACCO -- 1.5%
American Italian Pasta Co., Class A                                                    495            12,944
Boston Beer Co., Inc., Class A+                                                        260             6,552
Cal-Maine Foods, Inc.                                                                  462             5,068
Central European Distribution Corp.+                                                   378             8,445
Chiquita Brands International, Inc.+                                                 1,256            21,867
Coca-Cola Bottling Co.                                                                 122             6,590

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Corn Products International, Inc.                                                    1,124   $        51,816
Cosi, Inc.+                                                                            634             3,392
DIMON, Inc.                                                                          1,391             8,193
Domino's Pizza, Inc.+                                                                  747            10,981
Farmer Brothers Co.                                                                    207             5,533
Flowers Foods, Inc.                                                                  1,095            28,306
Great Atlantic & Pacific Tea Co., Inc.+                                                509             3,105
Hain Celestial Group, Inc.+                                                            792            14,003
Hansen Natural Corp.+                                                                  185             4,462
Ingles Markets, Inc., Class A                                                          314             3,787
Interstate Bakeries Corp.                                                            1,346             5,249
J & J Snack Foods Corp.+                                                               187             8,019
John B. Sanfilippo & Son, Inc.+                                                        194             5,083
Lancaster Colony Corp.                                                                 833            35,123
Lance, Inc.                                                                            791            12,775
M & F Worldwide Corp.+                                                                 313             4,072
Maui Land & Pineapple Co., Inc.+                                                        99             3,133
MGP Ingredients, Inc.                                                                  244             2,421
Nash Finch Co.                                                                         379            11,920
National Beverage Corp.+                                                               222             1,794
Peets Coffee And Tea, Inc.+                                                            362             8,467
Performance Food Group Co.+                                                          6,529           154,737
Ralcorp Holdings, Inc.+                                                              4,101           148,046
Robert Mondavi Corp., Class A+                                                         301            11,790
Ryans Restaurant Group, Inc.+                                                        1,296            19,233
Sanderson Farms, Inc.                                                                  318            10,637
Seaboard Corp.                                                                          11             6,445
Sensient Technologies Corp.                                                          1,442            31,205
Standard Commercial Corp.                                                              311             4,898
SunOpta, Inc.+                                                                      41,800           325,204
United Natural Foods, Inc.+                                                          7,721           205,379
Universal Corp.                                                                        775            34,596
Vector Group, Ltd.                                                                     742            11,152
Winn-Dixie Stores, Inc.                                                              2,533             7,827

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
American Greetings Corp., Class A+                                                   1,956            49,135
Blyth, Inc.                                                                            885            27,346
Central Garden & Pet Co.+                                                              520            15,922
Chattem, Inc.+                                                                         516            16,641
CSS Industries, Inc.                                                                   214             6,621
Del Laboratories, Inc.+                                                                151             4,983
Elizabeth Arden, Inc.+                                                                 691            14,552
Genlyte Group, Inc.+                                                                   375            24,146
Hooker Furniture Corp.                                                                 211             5,830
Inter Parfums, Inc.                                                                    156             2,129
Jarden Corp.+                                                                          838            30,579
Kimball International, Inc., Class B                                                   667             9,258
Lifetime Hoan Corp.                                                                    220             3,267
Nature's Sunshine Products, Inc.                                                       319             4,839
Playtex Products, Inc.+                                                              1,072             6,754

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Rayovac Corp.+                                                                       1,062   $        27,984
Rent-Way, Inc.+                                                                        808             5,535
Revlon, Inc., Class A+                                                               4,498            11,335
Russ Berrie & Co., Inc.                                                                247             4,977
Tempur-Pedic International, Inc.+                                                      580             8,694
Tupperware Corp.                                                                     1,608            27,304
Ultralife Batteries, Inc.+                                                           6,333            64,407
Water Pik Technologies, Inc.+                                                          306             4,559
WD-40 Co.                                                                              526            15,044
                                                                                             ---------------
                                                                                                   1,656,090
                                                                                             ---------------

EDUCATION -- 0.3%

EDUCATION -- 0.3%
Learning Tree International, Inc.+                                                     271             3,821
Renaissance Learning, Inc.                                                             235             5,092
Strayer Education, Inc.                                                              1,756           201,958
Universal Technical Institute, Inc.+                                                 2,536            76,537
                                                                                             ---------------
                                                                                                     287,408
                                                                                             ---------------

ENERGY -- 7.1%

ENERGY SERVICES -- 4.8%
Atlas America, Inc.+                                                                    71             1,546
Atwood Oceanics, Inc.+                                                               4,934           234,562
Brigham Exploration Co.+                                                               725             6,815
CAL Dive International, Inc.+                                                       11,578           412,408
CARBO Ceramics, Inc.                                                                   391            28,207
Cheniere Energy, Inc.+                                                                 582            11,500
Crosstex Energy, Inc.                                                                   73             3,000
Danielson Holding Corp.+                                                             1,413             8,605
Delta Petroleum Corp.+                                                                 581             7,576
FX Energy, Inc.+                                                                       869             7,856
Giant Industries, Inc.+                                                                327             7,946
Hornbeck Offshore Services, Inc.+                                                   35,887           592,135
Lufkin Industries, Inc.                                                                208             7,742
Matrix Service Co.+                                                                    528             2,703
Mission Resources Corp.+                                                             1,251             7,869
Newpark Resources, Inc.+                                                             2,583            15,498
Oceaneering International, Inc.+                                                     6,569           242,002
Parker Drilling Co.+                                                                 2,907            10,669
Patterson-UTI Energy, Inc.                                                          16,900           322,283
Resource America, Inc., Class A                                                        458            10,804
Rowan Cos., Inc.+                                                                   22,800           601,920
RPC, Inc.                                                                              294             5,257
SEACOR Holdings, Inc.+                                                                 572            26,741
Sierra Pacific Resources+                                                            3,615            32,354
South Jersey Industries, Inc.                                                          423            20,198
Southern Union Co.+                                                                  1,915            39,257
Southwest Gas Corp.                                                                  1,069            25,603
Southwestern Energy Co.+                                                             1,112            46,693
Spinnaker Exploration Co.+                                                             773            27,086

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
St. Mary Land & Exploration Co.                                                        880   $        35,033
Stone Energy Corp.+                                                                    710            31,070
Superior Energy Services, Inc.+                                                      1,672            21,602
Swift Energy Co.+                                                                      854            20,462
Syntroleum Corp.+                                                                      865             6,072
Tesoro Petroleum Corp.+                                                              2,020            59,651
TETRA Technologies, Inc.+                                                              688            21,362
Tidewater, Inc.                                                                      8,000           260,400
Todco+                                                                              23,172           402,034
TransMontaigne, Inc.+                                                                  669             3,894
UIL Holding Corp.                                                                      384            18,889
Unisource Energy Corp.                                                               1,053            25,641
Unit Corp.+                                                                          5,963           209,182
Universal Compression Holdings, Inc.+                                                  530            18,057
Veritas DGC, Inc.+                                                                   1,048            23,873
Vintage Petroleum, Inc.                                                              1,567            31,450
W-H Energy Services, Inc.+                                                             754            15,646
WGL Holdings, Inc.                                                                   1,500            42,390
Whiting Petroleum Corp.+                                                               613            18,635

ENERGY SOURCES -- 2.3%
Berry Petroleum Co., Class A                                                           558            20,495
Cabot Oil & Gas Corp.                                                                1,014            45,529
Callon Petroleum Co.+                                                                  386             4,894
Cimarex Energy Co.+                                                                  1,275            44,548
Clayton Williams Energy, Inc.+                                                         157             3,365
Comstock Resources, Inc.+                                                            1,069            22,363
Denbury Resources, Inc.+                                                             1,685            42,799
Dril-Quip, Inc.+                                                                       200             4,460
Edge Petroleum Corp.+                                                                  399             6,372
Encore Acquisition Co.+                                                                739            25,496
Energy Partners, Ltd.+                                                                 745            12,129
Forest Oil Corp.+                                                                    1,551            46,716
Frontier Oil Corp.                                                                     818            19,313
FuelCell Energy, Inc.+                                                               1,301            13,335
Global Industries, Ltd.+                                                            83,804           517,909
Grant Prideco, Inc.+                                                                 8,000           163,920
Grey Wolf, Inc.+                                                                     5,743            28,083
Gulf Islands Fabrication, Inc.                                                         246             5,486
Hanover Compressor Co.+                                                              2,368            31,850
Harvest Natural Resources, Inc.+                                                     1,108            18,393
Helmerich & Payne, Inc.                                                              1,554            44,584
Holly Corp.                                                                            627            15,989
Houston Exploration Co.+                                                               389            23,087
Hydril Co.+                                                                          4,691           201,478
KCS Energy, Inc.+                                                                   11,607           161,453
Key Energy Services, Inc.+                                                           4,025            44,476
KFX, Inc.+                                                                           1,392            10,732
Magnum Hunter Resources, Inc.+                                                       2,675            30,870
McMoRan Exploration Co.+                                                               408             5,316
Meridian Resource Corp.+                                                             1,615            14,260

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Oil States International, Inc.+                                                        896   $        16,755
Penn Virginia Corp.                                                                  4,262           168,733
Petroleum Development Corp.+                                                           501            21,954
PetroCorp Inc.+(1)(4)                                                                  154                 0
Plains Exploration & Production Co.+                                                 2,374            56,644
Plug Power, Inc.+                                                                    1,493             9,570
Quicksilver Resources, Inc.+                                                           910            29,730
Range Resources Corp.                                                                2,082            36,414
Remington Oil & Gas Corp.+                                                             666            17,483
                                                                                             ---------------
                                                                                                   6,019,161
                                                                                             ---------------

FINANCE -- 10.9%

BANKS -- 7.1%
1st Source Corp.                                                                       363             9,307
ABC Bancorp                                                                            301             6,071
Alabama National BanCorp.                                                              403            24,128
AMCORE Financial, Inc.                                                                 773            21,938
Americanwest Bancorp.+                                                                 315             5,941
Anchor BanCorp Wisconsin, Inc.                                                         607            15,721
BancFirst Corp.                                                                         99             6,348
Bancorp Bank+                                                                          212             4,314
BancorpSouth, Inc.                                                                   2,380            54,716
Banctrust Financial Group, Inc.                                                        263             4,944
Bank Mutual Corp.                                                                    2,429            29,148
Bank of the Ozarks, Inc.                                                               328             9,751
BankAtlantic Bancorp, Inc., Class A                                                  1,312            24,036
Bankunited Financial Corp., Class A+                                                   820            23,903
Banner Corp.                                                                           312             9,173
Boston Private Financial Holdings, Inc.                                                842            21,016
Brookline Bancorp, Inc.                                                              1,819            28,504
Bryn Mawr Bank Corp.                                                                   217             4,357
Camden National Corp.                                                                  238             8,213
Capital City Bank Group, Inc.                                                          273            10,568
Capital Corp.                                                                          155             6,665
Capital Crossing Bank+                                                                 130             3,307
Capitol Bancorp, Ltd.                                                                  313             9,183
Cascade Bancorp                                                                        513             9,952
Cathay Bancorp, Inc.                                                                 9,136           339,768
Center Financial Corp.                                                                 297             5,649
Central Coast Bancorp+                                                                 276             5,630
Century Bancorp, Inc., Class A                                                         108             3,429
Charter Financial Corp.                                                                122             4,139
Chemical Financial Corp.                                                               738            26,952
Chittenden Corp.                                                                     1,418            38,640
Citizens Banking Corp.                                                               1,336            43,514
City Bank                                                                              238             8,325
City Holding Co.                                                                       515            16,938
Clifton Savings Bancorp, Inc.                                                          424             4,944
Coastal Financial Corp.                                                                395             5,708
Cobiz, Inc.                                                                            397             6,562
Columbia Bancorp                                                                       179             5,216

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Columbia Banking Systems, Inc.                                                         433   $        10,301
Community Bank Systems, Inc.                                                           832            20,908
Community Banks, Inc.                                                                  330             9,567
Community First Bankshares, Inc.                                                     1,137            36,452
Community Trust Bancorp, Inc.                                                          334            10,381
Corus Bankshares, Inc.                                                                 480            20,702
CVB Financial Corp.                                                                  1,130            25,109
Dime Community Bancshares                                                           13,253           222,650
Downey Financial Corp.                                                                 604            33,196
East-West Bancorp, Inc.                                                              7,049           236,776
Eurobancshares, Inc.+                                                                  250             4,648
F.N.B. Corp.                                                                         1,427            31,580
Farmers Capital Bank Corp.                                                             186             6,380
Fidelity Bankshares, Inc.                                                              406            15,099
Financial Institutions, Inc.                                                           248             5,558
First Busey Corp.                                                                      408             7,797
First Charter Corp.                                                                    917            22,164
First Citizens BancShares, Inc., Class A                                               187            22,066
First Commonwealth Financial Corp.                                                   2,144            29,180
First Community Bancorp                                                                401            16,441
First Community Bancshares, Inc.                                                       309            10,151
First Federal Capital Corp.                                                            614            18,567
First Financial Bancorp                                                              1,081            18,463
First Financial Bankshares, Inc.                                                       422            16,948
First Indiana Corp.                                                                    364             7,316
First Merchants Corp.                                                                  571            14,076
First Midwest Bancorp, Inc.                                                          1,435            49,594
First National Bankshares Florida, Inc.                                              1,475            36,211
First Niagara Financial Group, Inc.                                                  2,594            34,708
First Oak Brook Bancshares, Inc.                                                       206             6,353
First of Long Island Corp.                                                             105             4,481
First Place Financial Corp.                                                            420             8,400
First Republic Bankcorp, Inc.                                                          401            18,446
First State Bancorp.                                                                   235             7,410
FirstFed Financial Corp.+                                                              523            25,564
Flagstar Bancorp, Inc.                                                                 981            20,876
Flushing Financial Corp.                                                               521             9,904
FNB Corp.                                                                              224             5,927
Franklin Bank Corp.+                                                                16,928           288,622
Frontier Financial Corp.                                                               499            17,615
German American Bancorp                                                                285             4,799
Glacier Bancorp, Inc.                                                                  755            22,016
Gold Banc Corp., Inc.                                                                1,235            16,660
Great Southern Bancorp, Inc.                                                           320            10,000
Greater Bay Bancorp                                                                  1,583            45,511
Hancock Holding Co.                                                                    857            27,244
Hanmi Financial Corp.                                                                  453            13,681
Harbor Florida Bancshares, Inc.                                                        641            19,935
Harleysville National Corp.                                                            807            19,780
Hudson River Bancorp, Inc.                                                             935            17,746
IBERIABANK Corp.                                                                       193            11,140
Independent Bank Corp. (Massachusetts)                                                 453            14,002

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Independent Bank Corp. (Michigan)                                                      573   $        15,471
Integra Bank Corp.                                                                     472            10,242
Interchange Financial Services Corp.                                                   340             8,150
Irwin Financial Corp.                                                                  539            13,917
ITLA Capital Corp.+                                                                    165             7,623
K-Fed Bancorp+                                                                         175             2,581
KNBT Bancorp, Inc.                                                                     942            15,863
Lakeland Bancorp, Inc.                                                                 528             8,680
Lakeland Financial Corp.                                                               179             6,068
Macatawa Bank Corp.                                                                    271             7,602
MAF Bancorp, Inc.                                                                      858            37,006
Main Street Banks, Inc.                                                                419            12,821
Mainsource Financial Group, Inc.                                                       287             5,884
MCG Capital Corp.                                                                      980            17,013
Mercantile Bank Corp.                                                                  221             7,700
Mid-State Bancshares                                                                   727            18,706
Midwest Banc Holdings, Inc.                                                            332             6,381
Nara Bancorp, Inc.                                                                   4,266            85,960
NASB Financial, Inc.                                                                    95             3,745
National Penn Bancshares, Inc.                                                         849            27,143
NBT Bancorp, Inc.                                                                    1,014            23,758
Northwest Bancorp, Inc.                                                                581            13,171
OceanFirst Financial Corp.                                                             288             6,987
Old National Bancorp                                                                 2,046            50,823
Old Second Bancorp, Inc.                                                               413            11,552
Omega Financial Corp.                                                                  236             8,166
Oriental Financial Group                                                               522            14,125
Pacific Capital Bancorp                                                              1,401            41,442
Park National Corp.                                                                    422            53,691
Peapack Gladstone Financial Corp.                                                      225             6,829
Pennrock Financial Services Corp.                                                      236             6,551
Peoples Bancorp, Inc.                                                                  327             8,607
Peoples Holding Co.                                                                    276             8,984
PFF Bancorp, Inc.                                                                      382            14,619
Placer Sierra Bancshares+                                                              177             3,717
PrivateBancorp, Inc.                                                                   506            13,642
Prosperity Bancshares, Inc.                                                            510            13,627
Provident Bancorp, Inc.                                                              1,221            14,335
Provident Bankshares Corp.                                                           1,002            33,617
Provident Financial Holdings, Inc.                                                     155             4,495
Provident Financial Services, Inc.                                                   2,302            39,709
R&G Financial Corp., Class B                                                           857            33,123
Republic Bancorp, Inc.                                                               1,973            30,384
Republic Bancorp, Inc., Class A                                                        251             5,823
Riggs National Corp.                                                                   490            10,878
Royal Bancshares of Pennsylvania, Inc.                                                 132             3,204
S&T Bancorp, Inc.                                                                      730            26,068
S.Y. Bancorp, Inc.                                                                     364             8,215
Sandy Spring Bancorp, Inc.                                                             447            14,617
Santander Bancorp                                                                      162             4,050
SCBT Financial Corp.                                                                   238             7,021
Seacoast Banking Corp. of Florida                                                      357             7,626

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Security Bank Corp.                                                                    144   $         5,040
Signature Bank+                                                                     37,672         1,007,726
Silicon Valley Bancshares, Inc.+                                                     8,289           308,102
Simmons First National Corp., Class A                                                  452            11,562
Smithtown Bancorp, Inc.                                                                161             4,025
Southern Community Financial Corp.                                                     459             5,109
Southside Bancshares, Inc.                                                             287             5,843
Southwest Bancorp of Texas, Inc.                                                    10,716           215,820
Southwest Bancorp, Inc.                                                                330             7,276
State Bancorp, Inc.                                                                    249             5,640
Sterling Bancorp                                                                       415            11,226
Sterling Bancshares, Inc.                                                            1,380            18,561
Sterling Financial Corp. (Pennsylvania)                                                662            17,768
Sterling Financial Corp. (Washington)+                                                 697            24,562
Suffolk Bancorp                                                                        336            10,137
Sun Bancorp, Inc.+                                                                     300             6,579
Susquehanna Bancshares, Inc.                                                         1,420            34,932
Taylor Capital Group, Inc.                                                             120             2,880
Texas Capital Bancshares, Inc.+                                                        657            11,925
Texas Regional Bancshares, Inc., Class A                                             8,671           269,581
Tompkins Trustco, Inc.                                                                 223            10,323
TriCo Bancshares                                                                       345             7,217
TrustCo Bank Corp. NY                                                                2,294            29,409
Trustmark Corp.                                                                      1,450            45,066
U.S.B. Holding Co., Inc.                                                               355             8,974
UMB Financial Corp.                                                                    465            22,167
Umpqua Holdings Corp.                                                                1,348            30,411
Union Bankshares Corp.                                                                 267             8,320
United Bankshares, Inc.                                                              1,154            39,986
United Community Banks, Inc.                                                           877            21,285
United Community Financial Corp.                                                       832             9,460
Univest Corp. of Pennsylvania                                                          234             9,535
Unizan Financial Corp.                                                                 671            18,526
Virginia Commerce Bancorp, Inc.+                                                       210             5,670
Virginia Financial Group, Inc.                                                         221             7,182
Washington Trust Bancorp, Inc.                                                         408            10,669
Waypoint Financial Corp.                                                               922            25,420
WesBanco, Inc.                                                                         544            15,820
West Bancorp.                                                                          520             8,705
West Coast Bancorp                                                                     464             9,665
Westamerica Bancorp                                                                    979            53,737
Western Sierra Bancorp+                                                                197             6,558
Westfield Financial, Inc.                                                              150             3,540
Wilshire Bancorp, Inc.+                                                                217             6,549
Wintrust Financial Corp.                                                               624            35,743
WSFS Financial Corp.                                                                   185             9,250
Yardville National Bancorp                                                             259             7,537

FINANCIAL SERVICES -- 2.9%
Accredited Home Lenders Holding Co.+                                                   504            19,414
ACE Cash Express, Inc.+                                                                278             7,239

                                       205
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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Advanta Corp., Class B                                                                 605   $        14,635
Advisory Board Co.+                                                                    545            18,312
Affiliated Managers Group, Inc.+                                                       751            40,209
American Equity Investment Life Holding Co.+                                           663             6,292
Anworth Mtg. Asset Corp.                                                             1,376            15,659
Apollo Investment Corp.+                                                             1,911            27,041
Archipelago Holdings, Inc.+                                                            328             4,858
Arrow Financial Corp.                                                                  267             8,015
Asset Acceptance Capital Corp.+                                                        242             4,107
ASTA Funding, Inc.                                                                     286             4,630
Bank of Granite Corp.                                                                  417             8,094
Berkshire Hill Bancorp, Inc.                                                           164             6,060
Beverly Hills Bancorp, Inc.                                                            407             4,253
BFC Financial Corp.+                                                                   213             2,343
BKF Capital Group, Inc.                                                                189             5,538
Candela Corp.+                                                                         593             6,843
Capital Southwest Corp.                                                                 84             6,384
Central Pacific Financial Corp.                                                      1,303            35,859
Century Business Services, Inc.+                                                     1,948             8,747
Charter Municipal Mtg. Acceptance Co.                                                1,353            29,752
Circle Group Holdings, Inc.+                                                           619             1,120
Citizens First Bancorp, Inc.                                                           263             6,599
Cohen & Steers, Inc.                                                                   231             3,567
Collegiate Funding Services+                                                           246             3,090
Commercial Capital Bancorp, Inc.                                                    11,120           252,313
Commercial Federal Corp.                                                             1,256            33,887
CompuCredit Corp.+                                                                     575            10,707
Credit Acceptance Corp.+                                                               329             6,231
Digi International, Inc.+                                                              661             7,555
Direct General Corp.                                                                   488            14,113
Education Lending Group, Inc.+                                                         385             5,690
Encore Capital Group, Inc.+                                                            374             7,050
eSPEED, Inc., Class A+                                                                 742             7,294
Euronet Worldwide, Inc+                                                                693            12,973
Federal Agricultural Mtg. Corp., Class C+                                              260             5,769
Financial Federal Corp.+                                                               532            19,939
First Acceptance Corp.+                                                                630             4,505
First Bancorp (North Carolina)                                                         229             7,722
First BanCorp. (Puerto Rico)                                                         4,860           234,738
First Financial Corp.                                                                  417            13,102
First Financial Holdings, Inc.                                                         388            12,129
Flanders Corp.+                                                                        403             3,462
Gabelli Asset Management, Inc., Class A                                                203             8,699
GB & T Bancshares, Inc.                                                                233             5,140
Gladstone Capital Corp.                                                                267             6,064
Greenhill & Co., Inc.                                                                  154             3,634
Hartmarx Corp.+                                                                        705             5,231
Heartland Financial USA, Inc.                                                          306             5,646
Horizon Financial Corp.                                                                321             6,166
Interactive Data Corp.+                                                              1,133            21,323
Investment Technology Group, Inc.+                                                   1,351            20,670
Ipayment, Inc.+                                                                        323            12,972

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Jackson Hewitt Tax Service, Inc.                                                     1,159   $        23,447
Jacuzzi Brands, Inc.+                                                                2,323            21,604
Knight Trading Group, Inc.+                                                          3,576            33,006
LaBranche & Co., Inc.+                                                               1,630            13,774
MB Financial, Inc.                                                                     594            23,546
MBT Financial Corp.                                                                    445             8,735
Metris Cos., Inc.+                                                                     994             9,721
National Financial Partners Corp.                                                    5,429           194,250
National Processing, Inc.+                                                             270             7,160
NBC Capital Corp.                                                                      213             5,457
NCO Group, Inc.+                                                                       833            22,449
Nelnet, Inc.+                                                                       15,550           348,009
New Century Financial Corp.                                                            875            52,693
Oak Hill Financial, Inc.                                                               108             3,756
Ocwen Financial Corp.+                                                               1,140            10,431
Partners Trust Financial Group, Inc.                                                   920             9,531
Pennfed Financial Services, Inc.                                                       140             4,257
Piper Jaffray Cos.+                                                                 19,211           760,563
Portfolio Recovery Associates, Inc.+                                                   374            10,992
PRG Shultz International, Inc.+                                                      1,264             7,255
QC Holdings, Inc.+                                                                     154             2,453
Rewards Network, Inc.+                                                                 493             3,288
Sanders Morris Haris Group, Inc.                                                       368             4,438
Scottish Annuity & Life Insurance Co., Ltd.                                          1,900            40,223
State Financial Services Corp.                                                         177             4,857
Stifel Financial Corp.+                                                                222             4,351
SWS Group, Inc.                                                                        465             7,477
Tierone Corp.                                                                          564            13,006
TNS, Inc.+                                                                             137             2,658
United Panam Financial Corp.+                                                          142             2,557
Universal American Financial Corp.+                                                    815            10,538
World Acceptance Corp.+                                                                497            11,555

INSURANCE -- 0.9%
21st Century Insurance Group#                                                          682             9,105
Affirmative Insurance Holdings, Inc.+                                                  290             4,576
Alfa Corp.                                                                           1,017            14,197
American Physicians Capital, Inc.+                                                     262             8,022
AmerUs Group Co.                                                                     1,212            49,692
Argonaut Group, Inc.+                                                                  721            13,461
Baldwin & Lyons, Inc., Class B                                                         247             6,234
Bristol West Holdings, Inc.                                                            466             7,987
Ceres Group, Inc.+                                                                     929             5,063
Citizens, Inc.+                                                                        903             5,391
CNA Surety Corp.+                                                                      480             5,088
Commerce Group, Inc.                                                                   748            36,203
Crawford & Co., Class B                                                                397             2,660
Delphi Financial Group, Inc., Class A                                                  761            30,569
Donega Group, Inc.                                                                     193             3,706
EMC Insurance Group, Inc.                                                               68             1,429
Enstar Group, Inc.+                                                                     98             4,857
FBL Financial Group, Inc., Class A                                                     384            10,057

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
                                                                                                  VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
FPIC Insurance Group, Inc.+                                                            247   $         6,385
Great American Financial Resources, Inc.(4)                                            224             3,425
Harleysville Group, Inc.                                                               398             8,223
Hilb, Rogal & Hamilton Co.                                                             949            34,373
Horace Mann Educators Corp.                                                          1,317            23,153
Independence Holding Co.                                                               141             2,491
Infinity Property & Casualty Corp.                                                     637            18,811
Insurance Auto Auctions, Inc.+                                                         266             4,562
Kansas City Life Insurance Co.                                                         113             4,810
LandAmerica Financial Group, Inc.                                                      583            26,526
LifeCell Corp.+                                                                        876             8,760
Midland Co.                                                                            280             7,658
National Western Life Insurance Co., Class A+                                           68            11,077
Navigators Group, Inc.+                                                                264             7,719
NYMAGIC, Inc.                                                                          102             2,233
Ohio Casualty Corp.+                                                                 1,891            39,579
Penn-America Group, Inc.                                                               296             4,029
Philadelphia Cons. Holding Corp.+                                                      549            30,261
Phoenix Cos., Inc.                                                                   2,916            30,385
PICO Holdings, Inc.+                                                                   246             4,681
PMA Capital Corp., Class A+                                                            833             6,289
Presidential Life Corp.                                                                657            11,287
ProAssurance Corp.+                                                                    807            28,261
RLI Corp.                                                                              690            25,909
Safety Insurance Group, Inc.                                                           309             6,869
Selective Insurance Group, Inc.                                                        854            31,769
State Auto Financial Corp.                                                             415            12,014
Stewart Information Services Corp.                                                     524            20,646
Triad Guaranty, Inc.+                                                                  287            15,923
UICI                                                                                 1,163            38,077
United Fire & Casualty Co.                                                             222            12,727
United States I Holdings Corp.+                                                      1,087            14,838
Vesta Insurance Group, Inc.                                                          1,112             4,993
Zenith National Insurance Corp.                                                        328            13,878
                                                                                             ---------------
                                                                                                   9,281,088
                                                                                             ---------------

HEALTHCARE -- 15.1%

DRUGS -- 6.7%
Abgenix, Inc.+                                                                      11,105           109,495
Able Laboratories, Inc.+                                                               525            10,059
Accelrys, Inc.+                                                                        751             4,897
Adolor Corp.+                                                                        1,196            13,455
Advancis Pharmaceutical Corp.+                                                         291             2,372
Aksys, Ltd.+                                                                           248             1,178
Alexion Pharmaceuticals, Inc.+                                                         833            14,994
Alkermes, Inc.+                                                                      2,763            31,885
Alpharma, Inc., Class A                                                              1,211            22,149
Antigenics, Inc.+                                                                      782             4,715
Applera Corp. - Celera Genomics Group+                                               2,249            26,291
ARIAD Pharmaceuticals, Inc.+                                                         1,612            10,784

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Array Biopharma, Inc.+                                                                 736   $         5,145
Atrix Laboratories, Inc.+                                                              675            20,716
AVANT Immunotherapeutics, Inc.+                                                      2,290             3,916
Axonyx, Inc.+                                                                        1,579             8,921
Barrier Therapeutics, Inc.+                                                            202             2,456
Bio-Rad Laboratories, Inc., Class A+                                                 4,136           211,350
BioCryst Pharmaceuticals, Inc.+                                                        504             2,570
BioMarin Pharmaceutical, Inc.+                                                       1,984            10,297
Bradley Pharmaceuticals, Inc.+                                                       5,417           110,236
Caraco Pharmaceutical Laboratories, Ltd.+                                              280             2,156
Cephalon, Inc.+                                                                      9,200           440,680
Connetics Corp.+                                                                       968            26,155
Corcept Therapeutics, Inc.+                                                            139             1,090
Corgentech, Inc.+                                                                      190             3,243
Corixa Corp.+                                                                        1,717             7,143
Critical Therapeutics, Inc.+                                                        16,200            94,770
Cubist Pharmaceuticals, Inc.+                                                        1,240            12,251
CuraGen Corp.+                                                                       1,327             7,298
CV Therapeutics, Inc.+                                                                 970            12,125
Cypress Biosciences, Inc.+                                                          25,305           295,309
CYTOGEN Corp.+                                                                         478             5,038
Cytokinetics, Inc.+                                                                    233             3,099
Dendreon Corp.+                                                                      1,781            14,978
DepoMed, Inc.+                                                                         650             3,393
Digene Corp.+                                                                          432            11,215
Discovery Laboratories, Inc.+                                                        1,441             9,655
Diversa Corp.+                                                                         728             6,079
Dov Pharmaceutical, Inc.+                                                            7,536           129,167
Durect Corp.+                                                                          935             1,309
DUSA Pharmaceuticals, Inc.+                                                            462             5,304
Dyax Corp.+                                                                            807             6,165
EGL, Inc.+                                                                          10,702           323,843
Encysive Pharmaceuticals, Inc.+                                                      1,628            14,701
Enzo Biochem, Inc.+                                                                    744            11,160
Enzon, Inc.+                                                                         1,352            21,564
Exact Sciences Corp.+                                                                1,500             4,950
Exelixis, Inc.+                                                                      1,942            15,653
First Horizon Pharmaceutical Corp.+                                                    809            16,188
Genaera Corp.+                                                                       1,616             6,319
Genelabs Technologies, Inc.+                                                         2,713             7,081
Genencor International, Inc.+                                                          230             3,692
Genta, Inc.+                                                                         1,870             5,030
Geron Corp.+                                                                         1,390             8,326
Guilford Pharmaceuticals, Inc.+                                                      1,354             6,770
HealthExtras, Inc.+                                                                    512             7,137
I-Flow Corp.+                                                                          559             8,094
Idenix Pharmaceuticals, Inc.+                                                          179             2,864
ILEX Oncology, Inc.+                                                                 1,204            30,305
Illumina, Inc.+                                                                        897             5,301
ImmunoGen, Inc.+                                                                     1,129             5,701
Immunomedics, Inc.+                                                                  1,282             3,333

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Impax Laboratories, Inc.+                                                            1,499   $        23,025
Incyte Genomics, Inc.+                                                               1,882            18,124
Indevus Pharmaceuticals, Inc.+                                                       1,275             9,040
Inkine Pharmaceutical Co., Inc.+                                                     1,500             7,620
Inspire Phamaceutical, Inc.+                                                         1,170            18,404
Integra LifeSciences Holdings, Corp.+                                               31,625         1,015,479
Isis Pharmaceuticals, Inc.+                                                          1,598             7,830
Ista Pharmaceuticals, Inc.+                                                            227             2,767
Kos Pharmaceuticals, Inc.+                                                           6,668           237,447
Kosan Biosciences, Inc.+                                                               651             3,750
KV Pharmaceutical Co., Class A+                                                      6,351           113,683
Lannett Co., Inc.+                                                                     213             2,066
Ligand Pharmaceuticals, Inc., Class B+                                               2,277            22,816
Marshall Edwards, Inc.+                                                                221             1,961
Maxygen, Inc.+                                                                         694             6,864
Medarex, Inc.+                                                                       2,439            18,000
Medicines Co.+                                                                      15,270           368,618
Medicis Pharmaceutical Corp., Class A                                                4,600           179,584
Momenta Pharmaceuticals, Inc.+                                                         189             1,555
Myogen, Inc.+                                                                          430             3,483
Nanogen, Inc.+                                                                       1,049             4,018
Neopharm, Inc.+                                                                        530             4,537
Neose Technologies, Inc.+                                                              637             4,777
Neurogen Corp.+                                                                        770             4,974
Northfield Laboratories, Inc.+                                                         586             7,835
Noven Pharmaceuticals, Inc.+                                                        10,021           208,838
NPS Pharmaceuticals, Inc.+                                                           1,148            25,003
Onyx Pharmaceuticals, Inc.+                                                          1,068            45,935
Oscient Pharmaceuticals Corp.+                                                       1,871             6,642
Pain Therapeutics, Inc.+                                                               795             5,716
Par Pharmaceutical Cos., Inc.+                                                       9,056           325,382
Parexel International Corp.+                                                           805            15,778
Penwest Pharmaceuticals Co.+                                                           512             5,780
Peregrine Pharmaceuticals, Inc.+                                                     3,876             6,240
Perrigo Co.                                                                         11,945           245,470
Pharmacyclics, Inc.+                                                                   605             6,238
Pharmion Corp,+                                                                        458            23,677
Pharmos Corp.+                                                                       2,711             7,808
Pozen, Inc.+                                                                           739             6,459
Praecis Pharmaceuticals, Inc.+                                                       1,613             3,549
Priority Healthcare Corp., Class B+                                                  9,982           201,137
Progenics Pharmaceuticals, Inc.+                                                       363             5,318
Regeneration Technologies, Inc.+                                                       716             5,742
Regeneron Pharmaceuticals, Inc.+                                                     1,170            10,156
Renovis, Inc.+                                                                         184             1,474
Salix Pharmaceuticals, Ltd.+                                                         1,110            23,887
Santarus, Inc.+                                                                        258             2,340
Sciclone Pharmaceuticals, Inc.+                                                      1,374             4,891
Star Scientific, Inc.+                                                                 790             4,677
SuperGen, Inc.+                                                                      1,365             8,436
Tanox, Inc.+                                                                           731            12,332

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Tercica, Inc.+                                                                         175   $         1,575
Trimeris, Inc.+                                                                        481             7,239
United Therapeutics Corp.+                                                             583            20,364
Vertex Pharmaceuticals, Inc.+                                                        2,429            25,504
Vicuron Phamaceuticals, Inc.+                                                        1,444            21,198
Von Pharmaceuticals, Inc.+                                                          28,106           118,326
Zymogenetics, Inc.+                                                                    598            10,429

HEALTH SERVICES -- 3.5%
Alliance Imaging, Inc.+                                                                387             2,891
Allscripts Heathcare Solutions, Inc.+                                                  844             7,596
Amedisys, Inc.+                                                                        336            10,063
America Service Group, Inc.+                                                           218             8,947
American Healthways, Inc.+                                                             891            25,937
American Medical Security Group, Inc.+                                                 366            11,708
AMERIGROUP Corp.+                                                                    7,763           436,669
AMN Healthcare Services, Inc.+                                                         354             4,230
Amsurg Corp.+                                                                          932            19,740
Angelica Corp.                                                                         275             6,842
Apria Healthcare Group, Inc.+                                                        1,538            41,910
Beverly Enterprises, Inc.+                                                           3,306            25,026
Bio-Reference Laboratories, Inc.+                                                      237             3,304
Biolase Technology, Inc.                                                               663             5,410
Centene Corp.+                                                                       6,675           284,221
Cerner Corp.+                                                                        5,177           223,957
Corvel Corp.+                                                                          195             5,788
CTI Molecular Imaging, Inc.+                                                           959             7,739
Dendrite International, Inc.+                                                        1,113            17,942
Diagnostic Products Corp.                                                              698            28,527
Drugstore.com, Inc.+                                                                 1,365             4,668
Eclipsys Corp.+                                                                      1,125            17,550
Express Scripts, Inc., Class A+                                                      6,500           424,710
First Health Group Corp.+                                                            2,823            45,422
Genesis Healthcare Corp.+                                                              611            18,581
Gentiva Health Services, Inc.+                                                         779            12,752
Healthcare Services Group, Inc.                                                      8,608           154,600
IDX Systems Corp.+                                                                     639            20,736
Intuitive Surgical, Inc.+                                                            1,033            25,567
Inveresk Research Group, Inc.+                                                         905            33,385
Kindred Healthcare, Inc.+                                                              812            19,813
Laserscope+                                                                            557            11,290
LifePoint Hospitals, Inc.+                                                           1,178            35,352
Magellan Health Services, Inc.+                                                        830            30,345
Matria Healthcare, Inc.+                                                               318             9,003
Medcath Corp.+                                                                         186             2,943
Medical Action Indiana, Inc.+                                                          251             4,174
Medical Staffing Network Holdings, Inc.+                                               374             2,296
Merge Technologies, Inc.+                                                              338             5,834
Metrologic Instruments, Inc.+                                                          324             5,135
Micro Therapeutics, Inc.+                                                              361             1,534
Molina Healthcare, Inc.+                                                             4,420           156,910
Nabi Biopharmaceutic+                                                                1,774            23,736

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
National Healthcare Corp.                                                              207   $         5,900
NDCHealth Corp.                                                                      1,110            17,816
Neighborcare, Inc.+                                                                  1,158            29,355
Nutraceutical International Corp.+                                                     243             3,424
Nuvelo, Inc.+                                                                          873             8,625
OCA, Inc.+                                                                           1,302             6,171
Odyssey Healthcare, Inc.+                                                           11,928           211,722
Omnicell, Inc.+                                                                        671             8,871
Option Care, Inc.                                                                      408             6,312
PDI, Inc.+                                                                             260             7,017
Pediatrix Medical Group, Inc.+                                                         755            41,412
Province Healthcare Co.+                                                             1,521            31,819
Psychiatric Solutions, Inc.+                                                           306             7,757
Radiation Therapy Services, Inc.+                                                      170             1,928
RehabCare Group, Inc.+                                                                 500            11,515
Res-Care, Inc.+                                                                        537             6,363
Select Medical Corp.                                                                 2,837            38,101
Sierra Health Services, Inc.+                                                        3,609           172,979
SonoSite, Inc.+                                                                        454            11,827
Specialty Laboratories, Inc.+                                                          246             2,583
Sunrise Assisted Living, Inc.+                                                         500            17,560
Symbion, Inc.+                                                                         255             4,107
United Surgical Partners International, Inc.+                                          867            29,781
Valeant Pharmaceuticals International                                                2,583            62,302
Vistacare, Inc.+                                                                       277             4,241
WellCare Health Plans, Inc.+                                                           279             5,287

MEDICAL PRODUCTS -- 4.9%
Abaxis, Inc.+                                                                          538             6,999
ABIOMED, Inc.+                                                                         470             4,159
Advanced Medical Optics, Inc.+                                                       1,099            43,487
Advanced Neuromodulation Systems, Inc.+                                             12,919           392,092
Affymetrix, Inc.+                                                                    7,700           236,467
Align Technology, Inc.+                                                              9,704           148,277
American Medical Systems Holdings, Inc.+                                             8,078           292,989
Animas Corp.+                                                                          131             2,109
Arrow International, Inc.                                                              590            17,641
ArthroCare Corp.+                                                                    6,155           180,280
Aspect Medical Systems, Inc.+                                                          379             6,856
AtheroGenics, Inc.+                                                                  1,141            37,596
Bentley Pharmaceuticals, Inc.+                                                         473             5,009
Bio Veris Corp.+                                                                       633             3,931
Bioenvision, Inc.+                                                                     651             5,201
Biosite, Inc.+                                                                         399            19,535
Bone Care International, Inc.+                                                       6,982           169,663
Bruker BioSciences Corp.+                                                              659             2,280
CancerVax Corp.+                                                                       509             4,123
Cardiac Science, Inc.+                                                               2,260             4,339
CardioDynamics International Corp.+                                                  1,109             5,101
Cell Genesys, Inc.+                                                                  1,377            12,352
Cell Therapeutics, Inc.+                                                            28,752           197,239
Cepheid, Inc.+                                                                       1,286            11,085

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

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Ciphergen Biosystems, Inc.+                                                            713   $         2,781
Closure Medical Corp.+                                                                 212             3,019
Conceptus, Inc.+                                                                       786             7,286
CONMED Corp.+                                                                          916            24,091
Cooper Cos., Inc.                                                                    2,300           157,665
Curis, Inc.+                                                                         1,277             5,683
Cyberonics, Inc.+                                                                      534            10,926
Datascope Corp.                                                                        359            13,391
Decode Genetics, Inc.+                                                               1,480            11,144
DJ Orthopedics, Inc.+                                                                  551             9,725
Encore Med Corp.+                                                                   21,748           108,305
Endocardial Solutions, Inc.+                                                           677             7,833
Epix Medical, Inc.+                                                                    702            13,556
Exactech, Inc.+                                                                        188             3,845
GTX, Inc.+                                                                             167             1,947
Haemonetics Corp.+                                                                     602            19,770
Hanger Orthopedic Group, Inc.+                                                         660             3,307
Hayes Lemmerz International, Inc.+                                                   1,163            11,816
Hollis-Eden Pharmaceuticals+                                                           424             4,566
Hologic, Inc.+                                                                         629            12,121
Human Genome Sciences, Inc.+                                                         3,999            43,629
ICU Medical, Inc.+                                                                     325             8,463
Immucor Corp.+                                                                         919            22,745
Immunicon Corp.+                                                                       186             1,860
InterMune, Inc.+                                                                       885            10,434
Invacare Corp.                                                                         800            36,800
Inverness Medical Innovations, Inc.+                                                   414             8,611
Isolagen, Inc.+                                                                        682             6,445
IVAX Diagnostics, Inc.+                                                                207             1,132
Kensey Nash Corp.+                                                                     294             7,700
Keryx Biopharmaceuticals, Inc.+                                                        667             7,464
Kyphon, Inc.+                                                                          717            17,767
LabOne, Inc.+                                                                          525            15,346
LCA-Vision, Inc.                                                                     5,317           137,125
Lexicon Genetics, Inc.+                                                              1,953            12,870
Lifeline Systems, Inc.+                                                                341             8,327
Luminex Corp.+                                                                         827             5,897
Mannkind Corp.+                                                                        400             8,016
Maxim Pharmaceuticals, Inc.+                                                           873             2,331
Medis Technologies, Ltd.+                                                              401             4,507
Mentor Corp.                                                                         1,350            45,468
Merit Medical Systems, Inc.+                                                           723            10,925
Microtek Medical Holdings, Inc.+                                                     1,324             4,184
Microvision, Inc.+                                                                     575             3,404
Molecular Devices Corp.+                                                             5,788           136,423
Myriad Genetics, Inc.+                                                                 837            14,313
NitroMed, Inc.+                                                                        304             7,247
NuVasive, Inc.+                                                                      9,800           103,488
Ocular Sciences, Inc.+                                                                 600            28,782
Omega Protein Corp.+                                                                   184             1,417
OraSure Technologies, Inc.+                                                          1,224             7,711
Orthologic Corp.+                                                                    1,064             7,491

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Orthovita, Inc.+                                                                     1,432   $         6,408
Palatin Technologies, Inc.+                                                          1,624             4,726
Palomar Medical Technologies, Inc.+                                                    370             8,110
PetMed Express, Inc.+                                                                  304             1,444
PolyMedica Corp.                                                                       810            24,948
Possis Medical, Inc.+                                                                  495             7,752
PSS World Medical, Inc.+                                                             2,078            20,863
Quality Systems+                                                                       104             5,253
Quidel Corp.+                                                                          974             4,412
Rigel Pharmaceuticals, Inc.+                                                           308             7,792
Seattle Genetics, Inc.+                                                                962             6,320
Serologicals Corp.+                                                                    770            17,964
Sola International, Inc.+                                                              985            18,764
Sonic Innovations, Inc.+                                                               568             2,590
Stereotaxis, Inc.+                                                                     170             1,656
STERIS Corp.+                                                                        2,152            47,215
SurModics, Inc.+                                                                       437            10,379
Sybron Dental Specialties, Inc.+                                                     5,888           174,815
Techne Corp.+(3)                                                                     3,067           117,098
Telik, Inc.+                                                                         1,347            30,038
ThermoGenesis Corp.+                                                                 1,375             6,600
Third Wave Technologies, Inc.+                                                         865             5,951
Thoratec Corp.+                                                                      1,556            14,969
Transkaryotic Therapies, Inc.+                                                         903            16,010
TriPath Imaging, Inc.+                                                                 848             6,937
Urologix, Inc.+                                                                        433             2,737
Usana Health Sciences+                                                               4,524           157,435
Ventana Medical Systems, Inc.+                                                         422            21,286
Viasys Healthcare, Inc.+                                                               949            15,877
VISX, Inc.+                                                                         13,002           267,841
Vital Signs, Inc.                                                                      173             5,533
West Pharmaceutical Services, Inc.                                                     914            19,057
Wright Medical Group, Inc.+                                                          2,819            70,813
Young Innovations, Inc.                                                                145             4,785
Zila, Inc.+                                                                          1,398             5,760
Zoll Medical Corp.+                                                                    284             9,483
                                                                                             ---------------
                                                                                                  12,874,400
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 15.0%

AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
AAR Corp.+                                                                             994            12,375
Alliant Techsystems, Inc.+                                                           8,100           490,050
Armor Holdings, Inc.+                                                               11,380           473,522
BE Aerospace, Inc.+                                                                  1,141            10,383
Curtiss-Wright Corp.                                                                   647            37,028
DRS Technologies, Inc.+                                                                730            27,331
Ducommun, Inc.+                                                                        224             5,006
EDO Corp.                                                                              483            13,403
Engineered Support Systems, Inc.                                                     4,487           204,787
Esterline Technologies Corp.+                                                          653            19,975
GenCorp, Inc.                                                                        1,220            16,531

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
HEICO Corp.                                                                            600   $        10,608
Herley Industries, Inc.+                                                               352             6,579
Innovative Solutions & Support+                                                        215             5,274
Kaman Corp., Class A                                                                   651             7,773
Moog, Inc., Class A+                                                                   802            29,113
MTC Technologies, Inc.+                                                                223             6,162
Orbital Sciences Corp.+                                                              1,501            17,141
REMEC, Inc.+                                                                         1,897             8,935
Sequa Corp., Class A+                                                                  192            10,024
Sturm Ruger & Co., Inc.                                                                653             5,884
Teledyne Technologies, Inc.+                                                         1,001            25,065
Titan Corp.+                                                                         2,587            36,140
Triumph Group, Inc.+                                                                   489            16,543
United Industrial Corp.                                                                327            10,755

BUSINESS SERVICES -- 5.3%
24/7 Real Media, Inc.+                                                                 670             2,566
Aaron Rents, Inc.                                                                    1,169            25,437
ABM Industries, Inc.                                                                 1,158            23,334
Actuant Corp., Class A+                                                                731            30,125
Administaff, Inc.+                                                                     667             7,804
Albany Molecular Research, Inc.+                                                       716             6,874
Alderwoods Group, Inc.+                                                              1,233            12,120
Alico, Inc.                                                                            110             4,686
AMERCO+                                                                                287            10,883
AMIS Holdings, Inc.+                                                                   962            13,006
Arbitron, Inc.+                                                                      4,353           159,363
Aviall, Inc.+                                                                          728            14,851
Banta Corp.                                                                            767            30,488
Black Box Corp.                                                                        498            18,401
Bowne & Co., Inc.                                                                    1,078            14,003
Brady Corp., Class A                                                                   560            27,311
Bright Horizons Family Solutions, Inc.+                                              3,007           163,250
Brightpoint, Inc.+                                                                     553             9,512
Building Materials Holdings Corp.                                                      413            11,366
Calgon Carbon Corp.                                                                  1,044             7,538
Casella Waste Systems, Inc., Class A+                                                  605             7,163
Catalina Marketing Corp.                                                             1,607            37,090
CB Richard Ellis Group, Inc.+                                                          778            17,972
CDI Corp.                                                                              380             7,790
Central Parking Corp.                                                                  570             7,535
Charles River Associates, Inc.+                                                      3,513           134,513
Chemed Corp.                                                                           374            20,847
Cherokee International Corp.+                                                          219             1,837
CLARCOR, Inc.                                                                        5,482           261,327
Clark, Inc.+                                                                           497             6,729
Coinstar, Inc.+                                                                        657            15,308
Consolidated Graphics, Inc.+                                                           348            14,581
Cornell Cos., Inc.+                                                                    410             5,084
Corporate Executive Board Co.                                                        6,000           367,440
CoStar Group, Inc.+                                                                  3,094           152,194
Cross Country Healthcare, Inc.+                                                        707            10,959

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
CSG Systems International, Inc.+                                                     1,663   $        25,627
CUNO, Inc.+                                                                            522            30,145
Darling International, Inc.+                                                         1,968             8,482
DiamondCluster International, Inc., Class A+                                           717             8,747
Duratek, Inc.+                                                                         314             5,586
Electro Rent Corp.+                                                                    555             6,127
EMCOR Group, Inc.+                                                                     467            17,569
EnerSys+                                                                               385             4,947
Ennis Business Forms, Inc.                                                             505            10,817
Exide Technologies+                                                                    616             9,764
Exponent, Inc.+                                                                        185             5,097
Exult, Inc.+                                                                         1,552             8,164
Federal Signal Corp.                                                                 1,483            27,554
First Advantage Corp.+                                                                  95             1,526
Forrester Research, Inc.+                                                            8,821           134,432
FTI Consulting, Inc.+                                                                1,312            24,797
Gartner, Inc., Class A+                                                              2,112            24,689
Geo Group, Inc.+                                                                       256             5,235
Gevity HR ,Inc.                                                                        730            11,227
Granite Construction, Inc.                                                           1,026            24,521
Grey Global Group, Inc.                                                                 27            26,865
Handleman Co.                                                                          735            15,038
Heidrick & Struggles International, Inc.+                                            7,516           216,611
Hooper Holmes, Inc.                                                                  1,765             7,907
Hudson Highland Group, Inc.+                                                           307             8,961
IMCO Recycling, Inc.+                                                                  420             4,788
Infrasource Services, Inc.+                                                            266             2,793
Input/Output, Inc.+                                                                  1,963            20,239
Insituform Technologies, Inc., Class A+                                                823            15,365
Integrated Electrical Services, Inc.+                                                1,013             4,873
Intersections, Inc.+                                                                   218             3,194
Intevac, Inc.+                                                                         516             3,240
Ionics, Inc.+                                                                          567            15,309
John H. Harland Co.                                                                    868            27,212
Kelly Services, Inc., Class A                                                          542            14,477
Kforce, Inc.+                                                                          787             6,595
Korn/Ferry International+                                                            4,564            83,202
Labor Ready, Inc.+                                                                   1,276            17,890
Landauer, Inc.                                                                         274            12,859
Layne Christensen Co.+                                                                 304             4,581
LKQ Corp.+                                                                             450             8,222
Marlin Business Services, Inc.+                                                        183             3,433
Maximus, Inc.+                                                                         575            16,566
McGrath Rentcorp                                                                       297            10,855
MemberWorks, Inc.+                                                                     181             4,749
Mine Safety Appliances Co.                                                             665            27,079
Mobile Mini, Inc.+                                                                     442            10,962
MPS Group, Inc.+                                                                     3,240            27,248
Navarre Corp.+                                                                         645             9,346
Navigant Consulting Co.+                                                            16,415           360,473
NuCo2, Inc.+                                                                           194             3,777
Overstock.com, Inc.+                                                                 4,935           181,263

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Owens & Minor, Inc.                                                                  1,210   $        30,734
Paxar Corp.+                                                                         1,066            24,177
Pegasus Solutions, Inc.+                                                               717             8,547
Pre-Paid Legal Services, Inc.+                                                         322             8,269
Princeton Review, Inc.+                                                                508             3,810
Proxymed, Inc.+                                                                        185             1,844
Quanta Services, Inc.+                                                               2,221            13,437
R.H. Donnelley Corp.+                                                                  694            34,256
RAE Systems, Inc.+                                                                   1,064             5,937
Resources Connection, Inc.+                                                          8,613           325,399
Rollins, Inc.                                                                          602            14,623
ScanSource, Inc.+                                                                    1,986           126,707
SCP Pool Corp.                                                                       1,644            43,961
SFBC International, Inc.+                                                            8,734           229,792
SITEL Corp.+                                                                         1,796             3,879
Sotheby's Holdings, Inc., Class A+                                                   1,408            22,134
Source Information Management Co.+                                                     606             5,890
SOURCORP, Inc.+                                                                        496            10,981
Spherion Corp.+                                                                      1,861            14,553
StarTek, Inc.                                                                          335            10,506
Stewart Enterprises, Inc., Class A+                                                  3,310            23,004
TeleTech Holdings, Inc.+                                                             1,160            10,950
Tetra Tech, Inc.+                                                                    1,723            21,830
TRC Cos., Inc.+                                                                        280             5,256
United Rentals, Inc.+                                                                1,329            21,118
United Stationers, Inc.+                                                             1,044            45,310
Universal Display Corp.+                                                               641             5,397
UNOVA, Inc.+                                                                         1,478            20,766
URS Corp.+                                                                             967            25,800
ValueVision Media , Inc., Class A+                                                     554             7,418
Volt Information Sciences, Inc.+                                                       244             7,020
Waste Connections, Inc.+                                                             1,480            46,886
Watsco, Inc.                                                                           686            20,601
Watson Wyatt & Co. Holdings                                                            993            26,116
WESCO International, Inc.+                                                             553            13,410

ELECTRICAL EQUIPMENT -- 2.3%
A.O. Smith Corp.                                                                       525            12,784
Acuity Brands, Inc.                                                                  1,313            31,210
Advanced Energy Industries, Inc.+                                                      653             6,066
AMETEK, Inc.                                                                        23,200           703,424
Artesyn Technologies, Inc.+                                                          1,060            10,579
Asyst Technologies, Inc.+                                                            1,448             7,399
Axcelis Technologies, Inc.+                                                          3,064            25,370
Baldor Electric Co.                                                                  1,015            24,015
C&D Technologies, Inc.                                                                 783            14,893
Cabot Microelectronics Corp.+                                                          765            27,731
Capstone Turbine Corp.+                                                              2,566             3,926
ElkCorp                                                                                608            16,878
Franklin Electric Co., Inc.                                                            495            19,602
General Cable Corp.+                                                                 1,211            12,885
KEMET Corp.+                                                                         2,665            21,560

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
LeCroy Corp.+                                                                          240   $         4,010
Littelfuse, Inc.+                                                                    5,980           206,489
Otter Tail Corp.                                                                       798            20,349
Power-One, Inc.+                                                                     1,968            12,753
Roper Industries, Inc.                                                              13,000           746,980
Vicor Corp.                                                                            589             5,955

MACHINERY -- 3.2%
Albany International Corp., Class A                                                    808            24,086
Applied Industrial Technologies, Inc.                                                  528            18,871
AptarGroup, Inc.                                                                     1,127            49,554
Astec Industries, Inc.+                                                                424             8,107
Blount International, Inc.+                                                            182             2,384
Bucyrus International, Inc.+                                                           381            12,802
Cascade Corp.                                                                          328             9,105
Cognex Corp.                                                                         4,931           129,192
Flowserve Corp.+                                                                     1,672            40,429
Formfacto, Inc.+                                                                     6,455           125,033
Gardner Denver, Inc.+                                                                  609            16,790
Global Power Equipment Group, Inc.+                                                  1,042             7,721
Gorman-Rupp Co.                                                                        282             5,741
IDEX Corp.                                                                          23,246           789,434
JLG Industries, Inc.                                                                 1,347            22,630
Joy Global, Inc.                                                                     8,067           277,343
Kadant, Inc.+                                                                          441             8,097
Kennametal, Inc.                                                                     1,124            50,749
Kulicke & Soffa Industries, Inc.+                                                    1,566             8,848
Lawson Products, Inc.                                                                  151             6,186
Lincoln Electric Holdings, Inc.                                                      1,036            32,489
Lindsay Manufacturing Co.                                                              362             9,712
Lone Star Technologies, Inc.+                                                          887            33,529
MagneTek, Inc.+                                                                        730             5,453
Manitowoc Co., Inc.                                                                    824            29,219
Matthews International Corp., Class A                                                  992            33,609
Middleby Corp.                                                                         138             7,266
Milacron, Inc.+                                                                        848             2,646
NACCO Industries, Inc., Class A                                                        145            12,492
Nordson Corp.                                                                       20,118           690,651
Photon Dynamics, Inc.+                                                                 513            10,414
Presstek, Inc.+                                                                        792             7,659
Regal-Beloit Corp.                                                                     754            18,239
Robbins & Myers, Inc.                                                                  335             7,370
Sauer-Danfoss, Inc.                                                                    310             5,295
Standex International Corp.                                                            376             9,212
Stewart & Stevenson Services, Inc.                                                     886            15,656
Tecumseh Products Co., Class A                                                         507            21,228
Tennant Co.                                                                            234             9,484
Terex Corp.+                                                                         1,520            65,968
Thomas Industries, Inc.                                                                447            14,036
Toro Co.                                                                               746            50,952
Valence Technology, Inc.+                                                            1,671             5,748
Wabtec Corp.                                                                         1,224            22,877

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
                                                                                                  VALUE
                                                                                    SHARES      (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 0.4%
Eagle Materials, Inc.                                                                  580   $        41,354
Enpro Industries, Inc.+                                                                639            15,425
ESCO Technologies, Inc.+                                                               399            27,036
Griffon Corp.+                                                                         752            15,867
Perini Corp.+                                                                          198             2,823
Plexus Corp.+                                                                       17,527           193,498
Quixote Corp.                                                                          232             4,473
Raven Industries, Inc.                                                                 239            10,624
Terremark Worldwide, Inc.+                                                           9,254             5,923
Tredegar Corp.                                                                         854            15,543
Trinity Industries, Inc.                                                             1,130            35,222

TRANSPORTATION -- 2.0%
Alexander & Baldwin, Inc.                                                            1,311            44,495
Arkansas Best Corp.                                                                    679            24,865
C.H. Robinson Worldwide, Inc.                                                        8,200           380,398
Central Freight Lines, Inc.+                                                           264             1,587
Covenant Transport, Inc., Class A+                                                     269             5,197
Florida East Coast Industries, Inc., Class A                                           664            24,933
FLYi, Inc.+                                                                          1,398             5,466
Forward Air Corp.+                                                                   6,663           266,653
GATX Corp.                                                                           1,519            40,497
Genesee & Wyoming, Inc., Class A+                                                      545            13,799
Greenbrier Cos., Inc.                                                                  175             4,200
Gulfmark Offshore, Inc.+                                                               445             7,267
Heartland Express, Inc.                                                              1,399            25,812
Hub Group, Inc.+                                                                       221             8,232
Kansas City Southern+                                                                1,931            29,293
Kirby Corp.+                                                                           668            26,820
Knight Transportation, Inc.+                                                         1,129            24,183
Laidlaw International, Inc.+                                                         3,200            52,640
Landstar System, Inc.+                                                               6,419           376,667
Marten Transport, Ltd.+                                                                282             4,927
Offshore Logistics, Inc.+                                                            3,822           131,553
Old Dominion Freight Lines, Inc.+                                                      508            14,635
Overnite Corp.                                                                         863            27,124
Overseas Shipholding Group, Inc.                                                       829            41,152
P.A.M. Transportation Services, Inc.+                                                  197             3,775
Pacer International, Inc.+                                                             852            13,973
Pinnacle Airlines Corp.+                                                               598             6,040
Quality Distribution, Inc.+                                                            257             1,570
RailAmerica, Inc.+                                                                   1,133            12,520
Republic Airways Holdings, Inc.+                                                       154             1,384
SCS Transportation, Inc.+                                                              458             8,674
Seabulk International, Inc.+                                                           179             1,853
Swift Transportation Co., Inc.+                                                      1,529            25,718
U.S. Xpress Enterprises, Inc., Class A+                                                177             3,282
USF Corp.                                                                              854            30,650
Werner Enterprises, Inc.                                                             1,478            28,540
                                                                                             ---------------
                                                                                                  12,736,343
                                                                                             ---------------

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
                                                                                                  VALUE
                                                                                    SHARES      (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT -- 3.7%

BROADCASTING & MEDIA -- 0.6%
4Kids Entertainment, Inc.+                                                             426   $         8,605
ADVO, Inc.                                                                             935            28,929
aQuantive, Inc.+                                                                     1,463            14,118
Audiovox Corp., Class A+                                                               530             8,925
Beasley Broadcast Group, Inc., Class A+                                                166             2,606
Charter Communications, Inc., Class A+                                               8,302            22,083
Courier Corp.                                                                          199             8,294
Crown Media Holdings, Inc., Class A+                                                   448             3,741
Cumulus Media, Inc., Class A+                                                        1,518            21,844
Emmis Communications Corp., Class A+                                                 1,510            27,271
Entravision Communications Corp., Class A+                                           1,486            11,308
Fisher Communications, Inc.+                                                           201             9,648
Gray Television, Inc.                                                                1,383            16,458
Insight Communications Co.+                                                          1,373            12,082
Journal Communications, Inc.                                                           622            10,910
Liberty Corp.                                                                          484            19,234
Lin TV Corp., Class A+                                                                 827            16,110
LodgeNet Entertainment Corp.+                                                          403             5,320
Macrovision Corp.+                                                                   1,520            36,602
Mediacom Communications Corp.+                                                       2,033            13,276
Nelson Thomas, Inc.                                                                    309             6,041
Nexstar Broadcasting Group, Inc.+                                                      310             2,641
Paxson Communications Corp.+                                                         1,398             1,887
Playboy Enterprises, Inc., Class B+                                                    602             6,044
Primedia, Inc.+                                                                      4,067             9,557
Pulitzer, Inc.                                                                         258            12,745
Reader's Digest Assoc., Inc., Class A                                                3,052            44,529
Regent Communications, Inc.+                                                         1,074             6,079
Saga Communications, Inc., Class A+                                                    503             8,526
Salem Communications Corp., Class A+                                                   296             7,495
Scholastic Corp.+                                                                      930            28,728
Sinclair Broadcast Group, Inc., Class A                                              1,380            10,074
Spanish Broadcasting System, Inc., Class A+                                          1,139            11,208
Value Line, Inc.                                                                        42             1,554
Ventiv Health, Inc.+                                                                   569             9,645
World Wrestling Federation Entertainment, Inc.                                         411             5,022
Young Broadcasting, Inc., Class A+                                                     499             5,424

ENTERTAINMENT PRODUCTS -- 0.2%
AMC Entertainment, Inc.+                                                               964            18,451
Applied Films Corp.+                                                                   455             8,195
Atari, Inc.+                                                                           284               446
Callaway Golf Co.                                                                    2,073            21,912
Digital Theater Systems, Inc.+                                                         518             9,453
Hollinger International, Inc.                                                        1,769            30,586
Information Holdings, Inc.+                                                            365             9,939
JAKKS Pacific, Inc.+                                                                   781            17,963
Journal Register Co.+                                                                1,293            24,438
Lakes Entertainment, Inc.+                                                             472             4,947
Leapfrog Enterprises, Inc.+                                                            846            17,131
LIFE TIME FITNESS, Inc.+                                                               366             9,392
Midway Games, Inc.+                                                                  1,422            14,106

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS (CONTINUED)
Multimedia Games, Inc.+                                                                729   $        11,299
Steinway Musical Instruments, Inc.+                                                    207             5,630
Sunterra Corp.+                                                                        572             5,451
Universal Electronics, Inc.+                                                           416             6,980

LEISURE & TOURISM -- 2.9%
AirTran Holdings, Inc.+                                                              2,605            25,946
Alaska Air Group, Inc.+                                                                911            22,575
Alliance Gaming Corp.+                                                               1,585            23,870
Ambassadors Group, Inc.                                                                247             6,669
America West Holdings Corp., Class B+                                                1,083             5,848
Ameristar Casinos, Inc.                                                                352            10,648
Applebee's International, Inc.                                                       8,400           212,352
Arctic Cat, Inc.                                                                       424            11,003
Arden Group, Inc., Class A                                                              43             3,655
Argosy Gaming Co.+                                                                     804            31,517
Aztar Corp.+                                                                         1,065            28,223
Bluegreen Corp.+                                                                       501             5,576
Bob Evans Farms, Inc.                                                                1,085            29,469
Boca Resorts, Inc., Class A+                                                           670            12,442
Boyd Gaming Corp.                                                                    1,403            39,494
California Pizza Kitchen, Inc.+                                                        589            12,870
Carmike Cinemas, Inc.                                                                  236             8,310
CBRL Group, Inc.                                                                     1,529            55,166
CEC Entertainment, Inc.+                                                             1,151            42,299
Churchill Downs, Inc.                                                                  236             9,239
CKE Restaurants, Inc.+                                                               1,595            17,625
Continental Airlines, Inc., Class B+                                                 2,041            17,389
Dave & Buster's, Inc.+                                                                 342             6,491
Delta Air Lines, Inc.+                                                               3,301            10,860
Dover Downs Gaming & Entertainment, Inc.                                               313             3,221
Dover Motorsports, Inc.                                                                481             2,063
Empire Resorts, Inc.+                                                                  264             1,980
Escalade, Inc.                                                                         242             3,361
ExpressJet Holdings, Inc.+                                                           1,155            11,562
Frontier Airlines, Inc.+                                                             1,095             8,410
Gaylord Entertainment Co.+                                                             940            29,140
IHOP Corp.                                                                             623            23,805
Isle of Capri Casinos, Inc.+                                                           416             8,058
Jack in the Box, Inc.+                                                               1,125            35,696
K2, Inc.+                                                                            1,281            18,331
Krispy Kreme Doughnuts, Inc.+                                                        1,692            21,421
La Quinta Corp.+                                                                     5,790            45,162
Landry's Seafood Restaurants, Inc.                                                     663            18,093
Lone Star Steakhouse & Saloon, Inc.                                                    490            12,657
Magna Entertainment Corp., Class A+                                                  1,162             6,333
Marcus Corp.                                                                           608            11,838
Marine Products Corp.                                                                  267             4,806
Marinemax, Inc.+                                                                       359             8,085
Mesa Air Group, Inc.+                                                                  977             4,983
Monaco Coach Corp.                                                                     805            17,428
MTR Gaming Group, Inc.+                                                                715             6,664

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Navigant International, Inc.+                                                          434   $         7,087
Nevada Gold & Casinos, Inc.+                                                           251             3,017
Northwest Airlines Corp.+                                                            2,305            18,924
O' Charley's, Inc.+                                                                    654            10,660
Orbitz, Inc.+                                                                          377            10,254
P.F. Chang's China Bistro, Inc.+                                                     3,689           178,880
Panera Bread Co., Class A+                                                             875            32,848
Papa John's International, Inc.+                                                       358            10,983
Penn National Gaming, Inc.+                                                            987            39,875
Pinnacle Entertainment, Inc.+                                                        1,095            15,111
Prime Hospitality Corp.+                                                             1,165            14,178
Rare Hospitality International, Inc.+                                               10,148           270,444
Red Robin Gourmet Burgers, Inc.+                                                     4,569           199,528
Scientific Games Corp., Class A+                                                    14,559           278,077
Shuffle Master, Inc.+                                                                6,615           247,798
Six Flags, Inc.+                                                                     2,868            15,602
SkyWest, Inc.                                                                        1,789            26,924
Sonic Corp.+                                                                         1,830            46,903
Speedway Motorsports, Inc.                                                             456            15,198
Steak n Shake Co.+                                                                     749            12,793
Thor Industries, Inc.                                                                1,104            29,223
Triarc Cos., Inc., Class B                                                           1,100            12,617
Vail Resorts, Inc.+                                                                    605            10,932
WMS Industries, Inc.+                                                                  599            15,388
                                                                                             ---------------
                                                                                                   3,166,759
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 22.4%

COMMUNICATION EQUIPMENT -- 0.5%
Captaris, Inc.+                                                                        990             4,217
Dycom Industries, Inc.+                                                             11,495           326,343
Network Equipment Technologies, Inc.+                                                  739             4,885
NMS Communications Corp.+                                                            1,433             6,993
Packeteer, Inc.+                                                                     1,012            10,940
Paradyne Networks, Inc.+                                                             1,214             5,584
PC Mall, Inc.+                                                                         240             3,670
Tessera Technologies, Inc.+                                                            743            16,420
TransAct Technologies, Inc.+                                                           263             6,799
Trident Microsystems, Inc.+                                                            578             5,820

COMPUTER SERVICES -- 2.1%
Agilysys, Inc.                                                                         885            15,302
Answerthink, Inc.+                                                                   1,387             7,421
Anteon International Corp.+                                                            831            30,456
Aspen Technology, Inc.+                                                              1,273             8,898
BISYS Group, Inc.+                                                                   3,710            54,203
CACI International, Inc., Class A+                                                   3,798           200,458
Catapult Communications Corp.+                                                         173             3,259
CCC Information Services Group, Inc.+                                                  391             6,917
CIBER, Inc.+                                                                         1,572            11,821
CompuCom Systems, Inc.+                                                                754             3,453
Concur Technologies, Inc.+                                                             807             8,465
Covansys Corp.+                                                                        618             7,132

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
Cyberguard Corp.+                                                                      496   $         2,931
Digital Insight Corp.+                                                              10,981           149,671
Digital River, Inc.+                                                                 9,482           282,374
DigitalNet Holdings, Inc.+                                                             189             5,711
Digitas, Inc.+                                                                      17,554           135,692
DoubleClick, Inc.+                                                                   3,481            20,573
Dynavax Technologies Corp.+                                                            192             1,045
E-Z-EM, Inc.+                                                                          203             3,644
eFunds Corp.+                                                                        1,475            27,420
FactSet Research Systems, Inc.                                                         628            30,270
FileNET Corp.+                                                                       1,200            20,952
Greenfield Online, Inc.+                                                               159             3,229
iGate Corp.+                                                                           642             2,363
Infocrossing, Inc.+                                                                    484             7,655
infoUSA, Inc.+                                                                         980             8,732
InterVideo, Inc.+                                                                      264             3,168
Kanbay International, Inc.+                                                            220             4,677
Keane, Inc.+                                                                        16,056           246,620
LECG Corp.+                                                                            402             6,798
Manhattan Associates, Inc.+                                                            930            22,711
Mantech International Corp.+                                                           519             9,716
Manugistics Group, Inc.+                                                             1,692             4,027
MAPICS, Inc.+                                                                          783             7,086
Marchex, Inc.+                                                                         127             1,582
Mentor Graphics Corp.+                                                               2,159            23,673
Neoforma, Inc.+                                                                        284             2,644
Netegrity, Inc.+                                                                     1,012             7,600
Pec Solutions, Inc.+                                                                   356             4,172
Per-Se Technologies, Inc.+                                                             699             9,590
Perot Systems Corp., Class A+                                                        2,344            37,645
Phase Forward, Inc.+                                                                   169             1,396
ProcureNet, Inc.(1)(4)                                                                 200                 2
QAD, Inc.                                                                              395             2,753
RightNow Technologies, Inc.+                                                           194             2,431
SI International, Inc.+                                                                155             3,396
SRA International, Inc.+                                                             5,501           283,632
Stamps.Com, Inc.+                                                                      517             6,876
Sykes Enterprises, Inc.+                                                               771             3,539
Syntel, Inc.                                                                           226             3,736
Tier Technologies, Inc., Class B+                                                      511             4,931
Tyler Technologies, Inc.+                                                            1,132            10,007

COMPUTER SOFTWARE -- 3.4%
Activcard Corp.+                                                                     1,301             7,988
Actuate Corp.+                                                                       1,594             5,627
Advent Software, Inc.+                                                                 728            12,252
Altiris, Inc.+                                                                       6,441           203,858
Ansys, Inc.+                                                                           474            23,572
Ascential Software Corp.+                                                            1,828            24,623
Avid Technology, Inc.+                                                               2,900           135,923
Blackbaud, Inc.+                                                                       249             2,440
Borland Software Corp.+                                                              2,489            20,783

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
Carreker Corp.+                                                                        624   $         4,749
Clarus Corp.+                                                                          408             3,570
Cognos, Inc.+                                                                       14,500           515,040
Computer Programs & Systems, Inc.                                                      199             3,992
Concord Communications, Inc.+                                                          563             5,025
Embarcadero Technologies, Inc.+                                                        654             5,533
Epicor Software Corp.+                                                               1,280            15,398
EPIQ Systems, Inc.+                                                                    421             6,559
FalconStor Software, Inc.+                                                             813             6,057
Hyperion Solutions Corp.+                                                            1,202            40,856
Informatica Corp.+                                                                   2,643            15,462
Inter-Tel, Inc.                                                                        634            13,707
InterCept, Inc.+                                                                       510             9,552
JDA Software Group, Inc.+                                                              793             8,580
Lawson Software, Inc.+                                                              56,813           318,153
MapInfo Corp.+                                                                         623             6,728
McData Corp., Class A+                                                               3,621            18,214
Micromuse, Inc.+                                                                     2,413             8,880
Microstrategy, Inc.+                                                                 2,870           117,928
Motive, Inc.+                                                                          163             1,830
MRO Software, Inc.+                                                                    603             6,030
MSC Software Corp.+                                                                    844             6,786
NetIQ Corp.+                                                                         1,758            18,811
Open Solutions, Inc.+                                                                  405            10,113
Opnet Technologies, Inc.+                                                              363             3,724
Palmsource, Inc.+                                                                      451             9,354
Parametric Technology Corp.+                                                        50,064           264,338
PDF Solutions, Inc.+                                                                   450             5,468
Pegasystems, Inc.+                                                                     348             2,429
Pinnacle Systems, Inc.+                                                              2,121             8,845
PLATO Learning, Inc.+                                                                  709             6,268
Progress Software Corp.+                                                               970            19,303
Quest Software, Inc.+                                                                1,533            17,047
Retek, Inc.+                                                                         1,720             7,843
Salesforce.com, Inc.+                                                                  355             5,549
ScanSoft, Inc.+                                                                      2,488            10,151
Schawk, Inc.                                                                           280             4,068
SeaChange International, Inc.+                                                         754            12,056
Secure Computing Corp.+                                                             33,797           256,519
Serena Software, Inc.+                                                                 774            12,949
SonicWall, Inc.+                                                                     1,833            12,391
SPSS, Inc.+                                                                            436             5,812
SS&C Technologies, Inc.                                                              6,319           123,410
SYNNEX Corp.+                                                                          202             3,575
Take-Two Interactive Software, Inc.+                                                 1,375            45,169
THQ, Inc.+                                                                           1,173            22,827
Tradestation Group, Inc.+                                                              579             3,549
Transaction Systems Architects, Inc., Class A+                                       1,146            21,298
Ulticom, Inc.+                                                                         319             4,712
Ultimate Software Group, Inc.+                                                         505             6,201
Verint Systems, Inc.+                                                                5,960           219,566
Viisage Technology, Inc.+                                                              849             4,882

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
Wind River Systems, Inc.+                                                            2,189   $        26,706
Witness Systems, Inc.+                                                               6,533           104,985

COMPUTERS & BUSINESS EQUIPMENT -- 2.5%
02Micro International, Ltd.+                                                         8,300            89,142
Advanced Digital Information Corp.+                                                  9,978            86,809
Ansoft Corp.+                                                                          205             3,260
August Technology Corp.+                                                               547             3,758
Brocade Communications Systems, Inc.+                                                7,996            45,177
Compx International, Inc.+                                                             104             1,664
Cray, Inc.+                                                                          2,642             9,326
Digimarc Corp.+                                                                        476             4,303
Dot Hill Systems Corp.+                                                              1,337            10,723
Drexler Technology Corp.+                                                              300             2,748
Echelon Corp.+                                                                         863             6,800
Electronics for Imaging, Inc.+                                                       1,652            26,829
FARO Technologies Inc.+                                                                326             6,631
Gateway, Inc.+                                                                       6,865            33,982
General Binding Corp.+                                                                 184             2,583
Global Imaging Systems, Inc.+                                                          711            22,098
Hutchinson Technology, Inc.+                                                           804            21,491
Identix, Inc.+                                                                       2,719            18,109
Imagistics International, Inc.+                                                        513            17,237
InFocus Corp.+                                                                       1,220            11,175
Interface, Inc., Class A+                                                            1,364            10,939
Intergraph Corp.+                                                                   28,226           766,900
Iomega Corp.+                                                                        1,588             7,384
Komag, Inc.+                                                                           848            11,787
Kronos, Inc.+                                                                       11,107           491,929
Lexar Media, Inc.+                                                                   2,182            18,307
Magma Design Automation, Inc.+                                                       4,559            68,750
Maxwell Technologies, Inc.+                                                            337             3,474
Mercury Computer Systems, Inc.+                                                        654            17,606
MICROS Systems, Inc.+                                                                  497            24,885
MTS Systems Corp.                                                                      653            13,876
Netscout Systems, Inc.+                                                                732             3,902
Overland Storage, Inc.+                                                                421             5,890
Palmone, Inc.+                                                                       1,289            39,237
Quantum Corp.+                                                                       5,554            12,830
RadiSys Corp.+                                                                         578             8,063
Sigmatel, Inc.+                                                                      5,758           122,127
Silicon Graphics, Inc.+                                                              8,047            11,507
Silicon Storage Technology, Inc.+                                                    2,503            15,944
Simpletech, Inc.+                                                                      621             2,273
Standard Register Co.                                                                  361             3,791
Stratasys, Inc.+                                                                       283             8,930
Synaptics, Inc.+                                                                       678            13,668
Systemax, Inc.+                                                                        297             1,681
Talx Corp.                                                                             421             9,721
Tivo, Inc.+                                                                          1,407             9,314
Xybernaut Corp.+                                                                     5,452             6,106

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 6.6%
Actel Corp.+                                                                           794   $        12,069
ADE Corp.+                                                                             291             4,957
Aeroflex, Inc.+                                                                      2,034            21,499
Alliance Semiconductor Corp.+                                                          629             2,176
American Superconductor Corp.+                                                         752             9,340
Analogic Corp.                                                                         353            14,717
Ariba, Inc.+                                                                         1,843            17,214
Artisan Components, Inc.+                                                              709            20,639
ATMI, Inc.+                                                                         31,262           640,246
BEI Technologies, Inc.                                                                 342             9,371
Bel Fuse, Inc., Class B                                                                348            11,512
Belden CDT, Inc.                                                                     1,444            31,479
Benchmark Electronics, Inc.+                                                         1,265            37,697
Brooks Automation, Inc.+                                                             1,374            19,442
California Micro Devices Corp.+                                                        650             5,024
Checkpoint Systems, Inc.+                                                            1,158            18,030
Cirrus Logic, Inc.+                                                                  2,601            12,407
Coherent, Inc.+                                                                        931            24,150
Cohu, Inc.                                                                             661             9,770
Credence Systems Corp.+                                                              2,967            21,362
CTS Corp.                                                                            1,112            14,011
Cubic Corp.                                                                            482            11,038
CyberOptics Corp.+                                                                     228             3,520
Cymer, Inc.+                                                                        18,733           536,888
Daktronics, Inc.+                                                                      444            10,856
DDi Corp.+                                                                             804             4,076
Diodes, Inc.+                                                                          220             5,667
Dionex Corp.+                                                                          572            31,288
DSP Group, Inc.+                                                                       899            18,924
DuPont Photomasks, Inc.+                                                               452             7,702
Electro Scientific Industries, Inc.+                                                   866            15,025
Emulex Corp.+                                                                        2,533            29,180
Encore Wire Corp.+                                                                     489             6,474
Energy Conversion Devices, Inc.+                                                       621             8,234
Entegris, Inc.+                                                                      1,344            11,209
ESS Technology, Inc.+                                                                1,033             7,076
Exar Corp.+                                                                          1,261            17,856
Excel Technology, Inc.+                                                                369             9,528
FEI Co.+                                                                               735            14,524
FSI International, Inc.+                                                               921             3,850
Genesis Microchip, Inc.+                                                               990            13,365
GrafTech International, Ltd.+                                                        2,998            41,822
Helix Technology Corp.                                                                 805            10,944
II-VI, Inc.+                                                                         2,746            96,137
Imation Corp.                                                                        1,093            38,900
Integrated Device Technology, Inc.+                                                  3,249            30,963
Integrated Silicon Solutions, Inc.+                                                  1,100             7,997
Intermagnetics General Corp.+                                                          778            18,011
InterVoice-Brite, Inc.+                                                              1,108            11,933
Invision Technologies, Inc.+                                                           539            24,250
Itron, Inc.+                                                                           643            11,220
IXYS Corp.+                                                                            579             4,157

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Keithley Instruments, Inc.                                                             388   $         6,771
Kopin Corp.+                                                                         2,160             8,791
Lam Research Corp.+                                                                 42,300           925,524
Lattice Semiconductor Corp.+                                                         3,487            17,121
LTX Corp.+                                                                           1,877            10,155
Mattson Technology, Inc.+                                                            1,230             9,459
Measurement Specialties, Inc.+                                                         329             8,176
Merix Corp.+                                                                           555             5,750
Methode Electronics, Class A                                                         1,094            13,992
Micrel, Inc.+                                                                        2,109            21,955
Microsemi Corp.+                                                                     9,733           137,235
Microtune, Inc.+                                                                     1,585             8,369
MIPS Technologies, Inc., Class A+                                                    1,263             7,199
MKS Instruments, Inc.+                                                               1,000            15,320
Mobility Electronics, Inc.+                                                            762             6,279
Monolithic Systems Technology, Inc.+                                                   720             3,125
Multi-Fineline Electronix, Inc.+                                                       182             1,705
Mykrolis, Corp.+                                                                     1,272            12,809
Omnivision Technologies, Inc.+                                                       1,715            24,267
ON Semiconductor Corp.+                                                              3,709            11,609
OSI Systems, Inc.+                                                                     406             6,537
Park Electrochemical Corp.                                                             533            11,300
Pericom Semiconductor Corp.+                                                           683             6,598
Photronics, Inc.+                                                                    1,002            16,653
Pixelworks, Inc.+                                                                    1,248            12,492
Planar Systems, Inc.+                                                                  451             5,056
PLX Technology, Inc.+                                                                  663             4,780
Powell Industries, Inc.+                                                               210             3,539
Power Integrations, Inc.+                                                            5,650           115,429
Rofin-Sinar Technologies, Inc.+                                                        460            13,515
Rogers Corp.+                                                                        4,811           204,419
Rudolph Technologies, Inc.+                                                            396             6,629
SBS Technologies, Inc.+                                                                471             5,746
Semitool, Inc.+                                                                        502             3,810
Semtech Corp.+                                                                       7,400           141,858
Silicon Image, Inc.+                                                                 2,282            28,844
Silicon Laboratories, Inc.+                                                          2,900            95,961
Siliconix, Inc.+                                                                       181             6,485
SIPEX Corp.+                                                                           610             3,203
SiRF Technology Holdings, Inc.+                                                        338             4,810
Skyworks Solutions, Inc.+(3)                                                        21,514           204,383
Sonic Solutions+                                                                       576             9,400
SpatiaLight, Inc.+                                                                     724             4,272
Stakek Holdings, Inc.+                                                                 315             1,229
Standard Microsystems Corp.+                                                           567             9,928
Stoneridge, Inc.+                                                                      479             6,754
Suntron Corp.+                                                                          75               371
Supertex, Inc.+                                                                        275             5,343
Sypris Solutions, Inc.                                                               7,208            98,389
Taser International, Inc.+                                                             742            27,862
Technitrol, Inc.+                                                                    1,244            24,258
Thomas & Betts Corp.                                                                 1,811            48,571

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Transmeta Corp.+                                                                     4,591   $         5,785
Trimble Navigation, Ltd.+                                                            9,412           297,419
TriQuint Semiconductor, Inc.+                                                        4,196            16,364
TTM Technologies, Inc.+                                                              1,256            11,166
Ultratech Stepper, Inc.+                                                               653            10,233
Varian Semiconductor Equipment Associates, Inc.+                                    13,319           411,557
Varian, Inc.+                                                                        6,169           233,620
Veeco Instruments, Inc.+                                                               796            16,692
Vitesse Semiconductor Corp.+                                                         6,691            18,266
Volterra Semiconductor Corp.+                                                          139             1,728
Watts Industries, Inc., Class A                                                        739            19,842
Wilson Greatbatch Technologies, Inc.+                                                  659            11,790
Woodhead Industries, Inc.                                                              373             5,147
Woodward Governor Co.                                                                  299            20,180
X-Rite, Inc.                                                                           640             9,325
Zoran Corp.+                                                                         9,117           143,319
Zygo Corp.+                                                                            551             5,582

INTERNET CONTENT -- 3.1%
Alloy, Inc.+                                                                         1,015             3,847
AsiaInfo Holdings, Inc.+                                                             1,088             5,309
Ask Jeeves, Inc.+                                                                    8,000           261,680
At Road, Inc.+                                                                       1,053             4,444
Avocent Corp.+                                                                      12,600           327,978
Blue Coat Systems, Inc.+                                                               276             3,974
CMGI, Inc.+                                                                         11,616            14,055
CNET Networks, Inc.+                                                                52,731           482,489
Corillian Corp.+                                                                     1,000             4,610
EarthLink, Inc.+                                                                     4,270            43,981
FindWhat.com+                                                                          789            14,778
GSI Commerce, Inc.+                                                                    596             5,251
Harris Interactive, Inc.+                                                            1,510             9,951
Infospace, Inc.+                                                                     5,884           278,843
INTAC International, Inc.+                                                             243             1,951
Internet Capital Group, Inc.+                                                        1,173             7,578
Interwoven, Inc.+                                                                    1,246             9,021
iPass, Inc.+                                                                         1,362             8,158
iVillage, Inc.+                                                                        969             5,814
Jupitermedia Corp.+                                                                    482             8,580
Kintera, Inc.+                                                                         206             1,945
Looksmart, Ltd.+                                                                     2,943             4,326
MarketWatch.com, Inc.+                                                                 321             4,009
Mindspeed Technologies, Inc.+                                                        3,067             6,134
Net2Phone, Inc.+                                                                     1,100             3,542
NetBank, Inc.                                                                        1,428            14,294
Netratings, Inc.+                                                                      379             6,758
NIC, Inc.+                                                                          13,260            71,074
Opsware, Inc.+                                                                       1,581             8,869
PC-Tel, Inc.+                                                                          645             5,328
ProQuest Co.+                                                                          737            18,941
S1 Corp.+                                                                            2,175            17,357
Safeguard Scientifics, Inc.+                                                         3,690             6,900

                                       228
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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET CONTENT (CONTINUED)
Sapient Corp.+                                                                      51,228   $       390,870
Sohu Common, Inc.+                                                                     680            11,308
Stellent, Inc.+                                                                        625             4,819
Support.com, Inc.+                                                                  51,919           505,691
Travelzoo, Inc.+                                                                        48             2,496
Trizetto Group, Inc.+                                                                  966             5,632
United Online, Inc.+                                                                 1,641            15,786
ValueClick, Inc.+                                                                    2,437            23,005
Verity, Inc.+                                                                          918            11,824
Verso Technologies, Inc.+                                                            4,097             3,892

INTERNET SOFTWARE -- 1.4%
Agile Software Corp.+                                                                1,608            12,751
Akamai Technologies, Inc.+                                                          13,500           189,675
Authentidate Holding Corp.+                                                            891             5,399
Blackboard, Inc.+                                                                    4,600            78,936
Chordiant Software, Inc.+                                                            2,210             6,431
CyberSource Corp.+                                                                     842             4,067
E.piphany, Inc.+                                                                     2,342             9,438
eCollege.com, Inc.+                                                                  4,690            45,259
Entrust, Inc.+                                                                       1,960             4,959
Equinix, Inc.+                                                                         299             9,200
eResearch Technology, Inc.+                                                          1,370            18,262
F5 Networks, Inc.+                                                                   1,062            32,349
Internap Network Services Corp.+                                                     7,288             4,883
Internet Security Systems, Inc.+                                                     1,253            21,301
Keynote Systems, Inc.+                                                                 474             6,712
Lionbridge Technologies, Inc.+                                                       1,436            12,335
Matrixone, Inc.+                                                                     1,499             7,585
Openwave Systems, Inc.+                                                              1,983            17,490
Portal Software, Inc.+                                                                 994             2,714
RealNetworks, Inc.+                                                                  3,468            16,161
Redback Networks, Inc.+                                                                962             5,022
RSA Security, Inc.+                                                                  1,904            36,747
Seebeyond Technology Corp.+                                                          1,529             4,709
TIBCO Software, Inc.+                                                               34,300           291,893
Tumbleweed Communications Corp.+                                                     1,470             3,719
Vignette Corp.+                                                                      8,900            11,837
WatchGuard Technologies, Inc.+                                                      71,332           333,834
webMethods, Inc.+                                                                    1,426             7,586
Websense, Inc.+                                                                        707            29,461
Zix Corp.+                                                                             643             2,945

TELECOMMUNICATIONS -- 2.8%
Adaptec, Inc.+                                                                       3,363            25,559
Advanced Radio Telecom Corp.+(1)(4)                                                    200                 0
Airgate PCS, Inc.+                                                                     364             7,134
Airspan Networks, Inc.+                                                                949             5,153
Alamosa Holdings, Inc.+                                                              2,275            17,381
Alaska Communications Systems Group, Inc.+                                             303             1,697
Alvarion, Ltd.+                                                                     37,700           487,838
Anaren Microwave, Inc.+                                                                638             8,587
Anixter International, Inc.+                                                         4,514           158,396

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Applied Signal Technology, Inc.                                                        303   $         9,693
Arch Wireless, Inc.+                                                                   547            15,715
Arris Group, Inc.+                                                                   2,681            13,995
Aspect Communications Corp.+                                                         1,253            12,442
Atheros Communications+                                                                286             2,917
Avanex Corp.+                                                                        2,456             5,010
Boston Communications Group, Inc.+                                                     565             4,955
C-COR.net Corp.+                                                                     1,326            11,205
Carrier Access Corp.+                                                                  617             4,288
Centennial Communications Corp.+                                                       366             2,152
Cincinnati Bell, Inc.+                                                               7,554            26,363
Commonwealth Telephone Enterprises, Inc.+                                              664            28,917
CommScope, Inc.+                                                                     1,660            35,856
Comtech Telecommunications Corp.+                                                      438            11,870
Corvis Corp.+                                                                       11,998             9,598
CT Communications, Inc.                                                                582             8,026
D & E Communications, Inc.                                                             401             4,611
Ditech Communications Corp.+                                                           876            19,614
Dobson Communications Corp., Class A+                                                3,393             4,513
Eagle Broadband, Inc.+                                                               6,226             4,483
EMS Technologies, Inc.+                                                                342             5,899
Enterasys Networks, Inc.+                                                            6,476            10,362
Extreme Networks, Inc.+                                                              3,328            14,810
Finisar Corp.+                                                                       5,098             6,627
General Communication, Inc., Class A+                                                1,400            12,670
Golden Telecom, Inc.                                                                   436            12,439
Harmonic, Inc.+                                                                      2,214            14,723
Hypercom Corp.+                                                                      1,571            11,594
Inet Technologies, Inc.+                                                               718             9,032
Infonet Services Corp.+                                                              1,926             3,159
InterDigital Communications Corp.+                                                   1,712            27,940
Intrado, Inc.+                                                                         532             5,379
ITC^DeltaCom, Inc.+                                                                    387             1,707
Ixia+                                                                                  815             7,922
j2 Global Communications, Inc.+                                                        580            18,322
JAMDAT Mobile, Inc.+                                                                 1,400            32,298
KVH Industries, Inc.+                                                                  444             3,206
Laedis Technology, Inc.+                                                               185             2,087
Mastec, Inc.+                                                                          724             3,801
Metrocall Holdings, Inc.+                                                              168            10,895
MRV Communications, Inc.+                                                            3,255             8,137
Netgear, Inc.+                                                                         667             8,151
Newport Corp.+                                                                       1,315            15,083
North Pittsburgh Systems, Inc.                                                         463             9,589
Novatel Wireless, Inc.+                                                                568            13,348
Oplink Communications, Inc.+                                                         3,295             5,898
Optical Communication Products, Inc.+                                                  566             1,183
Plantronics, Inc.                                                                    5,600           242,144
Powerwave Technologies, Inc.+                                                        3,213            19,792
Price Communications Corp.+                                                          1,236            18,849
Primus Telecommunications Group, Inc.+                                               2,282             3,355
Proxim Corp.+                                                                            1                 1

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
                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
PTEK Holdings, Inc.+                                                                 1,939   $        16,617
RF Micro Devices, Inc.+                                                              5,728            36,316
SafeNet, Inc.+                                                                         733            19,337
SBA Communications Corp.+                                                            1,255             8,785
Shenandoah Telecommunications Co.                                                      202             5,173
Sierra Wireless, Inc.+                                                               4,200            74,760
Spectralink Corp.                                                                      587             5,576
Stratex Networks, Inc.+                                                              2,595             5,813
SureWest Communications                                                                449            12,873
Sycamore Networks, Inc.+                                                             5,381            20,340
Symmetricom, Inc.+                                                                   1,383            13,083
Talk America Holdings, Inc.+                                                           823             4,304
Tekelec+                                                                            32,729           545,920
Terayon Corp.+                                                                       2,059             4,365
Time Warner Telecom, Inc., Class A+                                                  1,530             7,344
TippingPoint Technologies, Inc.+                                                       101             2,410
Triton PCS Holdings, Inc., Class A+                                                  1,176             3,011
Ubiquitel, Inc.+                                                                     2,169             8,676
Valassis Communications, Inc.+                                                       1,606            47,505
ViaSat, Inc.+                                                                          642            12,904
WebEx Communications, Inc.+                                                            929            20,271
Westell Technologies, Inc., Class A+                                                 1,517             7,843
Wireless Facilities, Inc.+                                                           1,460            10,176
WJ Communication, Inc.+                                                                976             2,381
Zhone Technologies, Inc.+                                                            1,671             5,130
                                                                                             ---------------
                                                                                                  19,098,216
                                                                                             ---------------

MATERIALS -- 4.3%

CHEMICALS -- 1.6%
A. Schulman, Inc.                                                                      930            20,497
Aceto Corp.                                                                          6,042            87,005
Airgas, Inc.                                                                         1,854            44,626
Albemarle Corp.                                                                        982            34,458
American Vanguard Corp.                                                                154             5,504
Ameron International Corp.                                                             253             8,324
Arch Chemicals, Inc.                                                                   717            20,435
Cambrex Corp.                                                                          805            17,670
Ceradyne, Inc.+                                                                        492            21,604
Crompton Corp.                                                                       3,532            33,519
Cytec Industries, Inc.                                                               1,199            58,691
Ferro Corp.                                                                          1,292            28,179
FMC Corp.+                                                                           1,121            54,447
Georgia Gulf Corp.                                                                   5,878           262,100
Great Lakes Chemical Corp.                                                           1,564            40,038
H.B. Fuller Co.                                                                        878            24,057
Hercules, Inc.+                                                                      3,390            48,307
IMC Global, Inc.+                                                                   14,870           258,589
Kronos Worldwide, Inc.                                                                  95             3,772
MacDermid, Inc.                                                                        832            24,095
Millennium Chemicals, Inc.+                                                          2,003            42,484
NewMarket Corp.+                                                                       423             8,832

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
NL Industries, Inc.                                                                    243   $         4,449
Octel Corp.                                                                            384             8,156
Olin Corp.                                                                           2,142            42,840
OM Group, Inc.+                                                                        874            31,953
Omnova Solutions, Inc.+                                                              1,239             7,471
PolyOne Corp.+                                                                       2,823            21,229
Quaker Chemical Corp.                                                                  254             6,134
Spartech Corp.                                                                         773            19,402
Stepan Co.                                                                             163             3,878
Symyx Technologies, Inc.+                                                              867            20,418
Terra Industries, Inc.+                                                              1,203            10,418
Valhi, Inc.                                                                            313             4,704
W.R. Grace & Co.+                                                                    2,023            19,117
Wellman, Inc.                                                                          983             8,336
Westlake Chemical Corp.+                                                               363             8,095

FOREST PRODUCTS -- 0.3%
Buckeye Technologies, Inc.+                                                            905            10,091
Caraustar Industries, Inc.+                                                            877            14,707
Chesapeake Corp.                                                                       601            14,436
Delta & Pine Land Co.                                                                1,165            31,164
Deltic Timber Corp.                                                                    305            12,136
Glatfelter                                                                             884            10,953
Longview Fibre Co.                                                                   1,575            24,019
Pope & Talbot, Inc.                                                                    486             8,554
Potlatch Corp.                                                                         908            42,503
Rock-Tenn Co., Class A                                                                 901            14,182
Schweitzer-Mauduit International, Inc.                                                 463            15,001
Silgan Holdings, Inc.                                                                  338            15,649
Wausau-Mosinee Paper Corp.                                                           1,408            23,443

METALS & MINERALS -- 2.4%
AK Steel Holding Corp.+                                                              3,351            27,344
Allegheny Technologies, Inc.                                                         2,937            53,600
AMCOL International Corp.                                                              664            12,696
Anchor Glass Container Corp.                                                           303             2,488
Apogee Enterprises, Inc.                                                               846            10,939
Barnes Group, Inc.                                                                     460            12,636
Brush Engineered Materials, Inc.+                                                      584            12,095
Carpenter Technology Corp.                                                             703            33,561
Century Aluminum Co.+                                                                  548            15,196
CIRCOR International, Inc.                                                             473             9,224
Cleveland-Cliffs, Inc.+                                                                330            26,687
Coeur D'alene Mines Corp.+                                                          40,706           192,947
Comfort Systems USA, Inc.+                                                           1,185             7,821
Commercial Metals Co.                                                                  895            35,549
Compass Minerals International, Inc.                                                   465            10,323
Crown Holdings, Inc.+                                                                5,091            52,488
Drew Industries, Inc.+                                                                 220             7,887
Gibralter Steel Corp.                                                                  483            17,465
Greif Brothers Corp., Class A                                                          401            16,902
Hecla Mining Co.+                                                                    3,646            27,126
Hexcel Corp.+                                                                          643             8,886
Kaydon Corp.                                                                           869            25,001
Lennox International, Inc.                                                           1,365            20,393
LSI Industries, Inc.                                                                   608             6,348
MascoTech, Inc.+(1)(4)                                                                 201                 0

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Maverick Tube Corp.+                                                                 6,505   $       200,419
Metal Management, Inc.+                                                                543             9,872
Metals USA, Inc.+                                                                      622            11,034
Minerals Technologies, Inc.                                                            633            37,258
Mueller Industries, Inc.                                                             1,078            46,300
Myers Industries, Inc.                                                                 752             8,234
NN, Inc.                                                                               515             5,897
NS Group, Inc.+                                                                        565            10,453
Oregon Steel Mills, Inc.+                                                              818            13,603
Penn Engineering & Manufacturing Corp.                                                 331             6,163
Quanex Corp.                                                                           506            25,948
Reliance Steel & Aluminum Co.                                                          869            34,499
Royal Gold, Inc.                                                                       506             8,643
RTI International Metals, Inc.+                                                        653            12,649
Ryerson Tull, Inc.                                                                     725            12,448
Schnitzer Steel Industries, Inc.                                                     7,654           247,607
Shaw Group, Inc.+                                                                    1,949            23,388
Simpson Manufacturing Co., Inc.                                                        566            35,771
Steel Dynamics, Inc.                                                                 4,654           179,738
Steel Technologies, Inc.                                                               309             7,916
Stillwater Mining Co.+                                                               1,239            19,205
Texas Industries, Inc.                                                                 653            33,590
Titanium Metals Corp.+                                                                 202             4,739
Trex Co., Inc.+                                                                        317            14,037
U. S. Concrete, Inc.+                                                                  652             4,029
Universal Forest Products, Inc.                                                        486            16,621
USEC, Inc.                                                                           2,585            26,807
USG Corp.+                                                                             993            18,102
Valmont Industries, Inc.                                                               443             9,245
Wheeling-Pittsburgh Corp.+                                                             185             5,792
Worthington Industries, Inc.                                                        13,800           294,630
York International Corp.                                                             1,274            40,246
                                                                                             ---------------
                                                                                                   3,671,156
                                                                                             ---------------

REAL ESTATE -- 2.8%

REAL ESTATE COMPANIES -- 0.4%
Affordable Residential Communities                                                     761            11,111
American Campus Cmmunities, Inc.+                                                      373             6,923
Avatar Holdings, Inc.+                                                                 142             6,028
Brookfield Homes Corp.                                                                 460            12,121
Capital Lease Funding, Inc.                                                            697             7,695
Champion Enterprises, Inc.+                                                          2,171            22,340
Coachmen Industries, Inc.                                                              434             6,848
Consolidated Tomoka Land Co.                                                           174             6,052
Corrections Corp. of America+                                                        1,083            38,295
CRT Properties, Inc.                                                                   827            17,739
Dominion Homes, Inc.+                                                                  123             2,930
Fleetwood Enterprises, Inc.+                                                         1,654            25,108
Government Properties Trust, Inc.                                                      595             5,652
Gramercy Capital Corp.+                                                                291             4,540
Highland Hospitality Corp.                                                           1,066            12,152
Jones Lang LaSalle, Inc.+                                                              983            32,449
Kite Reality Group Trust                                                               529             6,956
LNR Property Corp.                                                                     528            32,688
Lyon William Homes, Inc.+                                                              129            11,468

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE COMPANIES (CONTINUED)
Origen Financial, Inc.                                                                 254   $         1,869
Orleans Homebuilders, Inc.+                                                             75             1,689
Price Legacy Corp.                                                                     676            12,810
Reading International, Inc.+                                                           444             3,552
Saxon Capital, Inc.+                                                                   884            19,006
Tejon Ranch Co.+                                                                       233             8,772
Trammell Crow Co.+                                                                   1,008            15,846
Washington Group International, Inc.+                                                  777            26,900

REAL ESTATE INVESTMENT TRUSTS -- 2.4%
Acadia Realty Trust                                                                    756            11,151
Alexander's, Inc.+                                                                      59            11,747
Alexandria Real Estate Equities, Inc.                                                  597            39,235
American Financial Realty Trust                                                      3,380            47,692
American Home Mortgage Investment Corp.                                              1,070            29,907
AMLI Residential Properties Trust                                                      780            23,829
Anthracite Capital, Inc.                                                             1,640            18,237
Arbor Realty Trust, Inc.                                                               216             4,795
Ashford Hospitality Trust                                                              617             5,800
Bedford Property Investors, Inc.                                                       446            13,532
BioMed Realty Trust, Inc.                                                              843            14,828
Brandywine Realty Trust                                                              1,261            35,913
Capital Automotive REIT                                                                959            29,988
Capital Trust, Inc.                                                                    299             8,701
Capstead Mtg. Corp.                                                                    503             6,262
CarrAmerica Realty Corp.                                                             1,675            54,772
Cedar Shopping Centers, Inc.                                                           507             7,073
Colonial Properties Trust                                                              584            23,488
Commercial Net Lease Realty, Inc.                                                    1,592            29,006
Cornerstone Realty Income Trust, , Inc.                                              1,546            15,089
Corporate Office Properties Trust                                                    1,047            26,824
Correctional Properties Trust                                                          338             9,227
Cousins Properties, Inc.                                                             1,107            37,981
EastGroup Properties, Inc.                                                             646            21,447
Entertainment Properties Trust                                                         725            27,405
Equity Inns, Inc.                                                                    1,401            13,842
Equity One, Inc.                                                                     1,047            20,542
Essex Property Trust, Inc.                                                             705            50,654
Extra Space Storage, Inc.                                                              623             7,943
FelCor Lodging Trust, Inc.+                                                          1,520            17,191
First Industrial Realty Trust, Inc.                                                  1,271            46,900
Gables Residential Trust                                                               902            30,803
Getty Realty Corp.                                                                     540            14,159
Glenborough Realty Trust, Inc.                                                         858            17,821
Glimcher Realty Trust                                                                1,095            26,609
Global Signal, Inc.                                                                    296             6,778
Healthcare Realty Trust, Inc.                                                        1,469            57,350
Heritage Property Investment Trust, Inc.                                               837            24,415
Highwoods Properties, Inc.                                                           1,653            40,680
Home Properties of New York, Inc.                                                    1,009            39,916
HomeBanc Corp.+                                                                      1,063             9,567
Impac Mtg. Holdings, Inc.                                                            2,035            53,521
Innkeepers USA Trust                                                                 1,008            12,540

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Investors Real Estate Trust                                                          1,268   $        12,693
Kilroy Realty Corp.                                                                    875            33,276
Kramont Realty Trust                                                                   742            13,801
LaSalle Hotel Properties                                                               854            23,570
Lexington Corporate Properties Trust                                                 1,484            32,218
LTC Properties, Inc.                                                                   455             8,140
Luminent Mortgage Capital, Inc.                                                      1,125            14,265
Maguire Properties, Inc.                                                             1,046            25,428
Manufactured Home Communities, Inc.                                                    575            19,113
Meristar Hospitality Corp.+                                                          2,680            14,606
MFA Mortgage Investments, Inc.                                                       2,344            21,588
Mid-America Apartment Communities, Inc.                                                549            21,384
Mission West Properties, Inc.                                                          547             5,661
MortgageIT Holdings, Inc.+                                                             450             6,503
National Health Investors, Inc.                                                        704            20,022
Nationwide Health Properties, Inc.                                                   2,049            42,517
Newcastle Investment Corp.                                                           1,047            32,143
Novastar Financial, Inc.                                                               770            33,572
Omega Healthcare Investors, Inc.                                                     1,429            15,376
Parkway Properties, Inc.                                                               339            15,747
Pennsylvania Real Estate Investment Trust                                              968            37,423
Post Properties, Inc.                                                                1,226            36,657
Prentiss Properties Trust                                                            1,371            49,356
PS Business Parks, Inc.                                                                485            19,327
RAIT Investment Trust                                                                  787            21,524
Ramco-Gershenson Properties Trust                                                      440            11,915
Realty, Income Corp.                                                                 1,221            54,982
Redwood Trust, Inc.                                                                    493            30,773
Saul Centers, Inc.                                                                     344            11,311
Senior Housing Properties Trust                                                      1,653            29,456
Sovran Self Storage, Inc.                                                              458            17,944
Strategic Hotel Capital, Inc.                                                          624             8,436
Summit Properties, Inc.                                                                866            23,425
Sun Communities, Inc.                                                                  497            19,477
Tanger Factory Outlet Centers, Inc.                                                    419            18,763
Tarragon Reality Investments, Inc.+                                                    206             2,680
Taubman Centers, Inc.                                                                1,532            39,572
Town & Country Trust                                                                   537            13,667
U.S. Restaurant Properties, Inc.                                                       695            11,739
Universal Health Realty Income Trust                                                   362            10,969
Urstadt Biddle Properties, Inc.                                                        648             9,876
Washington Real Estate Investment Trust                                              1,287            38,996
Winston Hotels, Inc.                                                                   715             7,651
                                                                                             ---------------
                                                                                                   2,342,241
                                                                                             ---------------

UTILITIES -- 1.0%

ELECTRIC UTILITIES -- 0.5%
Avista Corp.                                                                         1,491            26,987
Black Hills Corp.                                                                      999            27,752
Calpine Corp.+                                                                      13,682            39,678
Central Vermont Public Service Corp.                                                   373             7,501
CH Energy Group, Inc.                                                                  486            22,259

                                                                                                  VALUE
                                                                                    SHARES      (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Cleco Corp.                                                                          1,466   $        25,274
CMS Energy Corp.+                                                                    5,042            48,000
Duquesne Light Holdings, Inc.                                                        2,348            42,170
El Paso Electric Co.+                                                                1,467            23,575
Empire District Electric Co.                                                           782            16,070
Headwaters, Inc.+                                                                    1,035            31,940
IDACORP, Inc.                                                                        1,177            34,203
MGE Energy, Inc.                                                                       574            18,265
PNM Resources, Inc.                                                                  1,862            41,913
Tripath Technology, Inc.+                                                            1,054             1,792

GAS & PIPELINE UTILITIES -- 0.5%
American States Water Co.                                                              470            11,703
Aquila, Inc.+                                                                        6,030            18,814
Atmos Energy Corp.                                                                   1,917            48,289
California Water Service Group                                                         525            15,419
Cascade Natural Gas Corp.                                                              346             7,346
Connecticut Water Service, Inc.                                                        246             6,504
Energen Corp.                                                                        1,120            57,736
EnergySouth, Inc.                                                                      209             5,695
Laclede Group, Inc.                                                                    639            18,678
Middlesex Water Co.                                                                    349             6,254
New Jersey Resources Corp.                                                             849            35,149
Nicor, Inc.                                                                          1,358            49,839
Northwest Natural Gas Co.                                                              842            26,717
NUI Corp.                                                                              492             6,563
Peoples Energy Corp.                                                                 1,157            48,224
Piedmont Natural Gas Co., Inc.                                                       1,173            51,542
Priceline Common, Inc.+                                                                736            16,317
SJW Corp.                                                                              199             6,571
Southwest Water Co.                                                                    510             6,247
                                                                                             ---------------
                                                                                                     850,986
                                                                                             ---------------
TOTAL COMMON STOCK (cost $75,792,423)                                                             78,644,060
                                                                                             ---------------

PREFERRED STOCK -- 0.0%

CONSUMER DISCRETIONARY -- 0.0%

HOUSING & HOUSEHOLD DURABLES -- 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $275)                                183                37
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                 AMOUNT
------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 0.0%

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brookfield Homes Corp. 12.00% due 06/20/30 (cost $2,000)                      $      2,000             2,080
                                                                                             ---------------

                                                                                 SHARES
------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0% +

INFORMATION TECHNOLOGY -- 0.0%

COMPUTER SOFTWARE -- 0.0%
Microstrategy, Inc. Class A Expires 6/24/07 (cost $0)                                   18                 1
                                                                                             ---------------

                                                                                                  VALUE
                                                                                 SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 1.1%

FINANCE -- 1.1%

FINANCIAL SERVICES -- 1.1%
iShares Russell 2000 Index Fund (cost $898,834)(3)                                   8,200   $       933,570
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $76,693,532)                                                    79,579,748
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                 AMOUNT
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 0.5%

U.S. GOVERNMENT AGENCIES -- 0.4%

Federal Home Loan Bank Cons. Disc. Notes 1.50% due 10/01/04
  (cost $300,000)(3)                                                          $    300,000           300,000
                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 1.63% due 12/16/04(3)                                  55,000            54,812
United States Treasury Bills 1.65% due 12/16/04(3)                                  75,000            74,743
                                                                                             ---------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $129,549)                                                    129,555
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $429,549)                                                          429,555
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 3.2%

Agreement with State Street Bank & Trust Co., bearing interest at
  0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $469,008 and collateralized by $330,000 of United States
  Treasury Bonds, bearing interest at 8.75%, due 08/15/20 and
  having an approximate value of $483,863                                          469,000           469,000

Agreement with State Street Bank & Trust Co., bearing interest at
  0.90%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $1,158,029 and collateralized by $810,000 of United States
  Treasury Bonds, bearing interest at 8.75%, due 08/15/20 and
  having an approximate value of $1,187,663                                      1,158,000         1,158,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)                      1,039,000         1,039,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,666,000)                                                      2,666,000
                                                                                             ---------------

TOTAL INVESTMENTS --
  (cost $79,789,081)@                                                  97.1%                      82,675,303
Other assets less liabilities --                                        2.9                        2,503,599
                                                                      -----                  ---------------
NET ASSETS --                                                         100.0%                 $    85,178,902
                                                                      =====                  ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis.
#    Security represents an investment in an affiliated company.
(1)  Fair valued security; see Note 2
(2)  See Note 2 for details of Joint Repurchase Agreement.
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  Illiquid security

OPEN FUTURES CONTRACTS

                                                               VALUE AS OF      UNREALIZED
NUMBER OF                         EXPIRATION      VALUE AT    SEPTEMBER 30,    APPRECIATION
CONTRACTS   DESCRIPTION              DATE        TRADE DATE       2004        (DEPRECIATION)
--------------------------------------------------------------------------------------------
 3 Long     Russell 2000 Index   December 2004   $  859,137    $  861,000        $   1,863
                                                                                 =========

See Notes to Financial Statements

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                                PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                          10.9%
Telecommunications                              7.1%
Business Services                               6.5%
Financial Services                              5.3%
Drugs                                           5.0%
Insurance                                       4.7%
Food, Beverage & Tobacco                        4.6%
Automotive                                      4.4%
Retail                                          3.9%
Metals & Minerals                               3.8%
Real Estate Companies                           3.7%
Energy Services                                 3.4%
Electronics                                     3.0%
Broadcasting & Media                            2.4%
Energy Sources                                  2.2%
Machinery                                       2.0%
Leisure & Tourism                               1.9%
Repurchase Agreements                           1.9%
Chemicals                                       1.8%
Household & Personal Products                   1.7%
Housing & Household Durables                    1.4%
Medical Products                                1.4%
Apparel & Textiles                              1.2%
Computer Software                               1.2%
Electrical Equipment                            1.2%
Transportation                                  1.2%
Electric Utilities                              1.1%
U.S. Government Agencies                        1.1%
Computer Services                               0.9%
Entertainment Products                          0.9%
Euro Time Deposit                               0.8%
Forest Products                                 0.7%
Real Estate Investment Trusts                   0.7%
Aerospace & Military Technology                 0.6%
Computers & Business Equipment                  0.6%
Multi-Industry                                  0.6%
Internet Content                                0.5%
Telephone                                       0.3%
Gas & Pipeline Utilities                        0.3%
Internet Software                               0.3%
U.S. Government Obligations                     0.1%
Communication Equipment                         0.0%
Health Services                                 0.0%
                                               ----
                                               97.3%
                                               ====

COUNTRY ALLOCATION*

Japan                                          20.0%
United Kingdom                                 17.9%
France                                          9.0%
Switzerland                                     6.5%
Germany                                         5.4%
Hong Kong                                       4.6%
Spain                                           4.6%
United States                                   4.0%
Netherlands                                     3.9%
Italy                                           3.8%
Australia                                       3.3%
Sweden                                          2.2%
Singapore                                       1.7%
South Korea                                     1.3%
Ireland                                         1.2%
Greece                                          1.1%
Belgium                                         0.9%
Russia                                          0.9%
Euro Time Deposit                               0.8%
Canada                                          0.7%
Finland                                         0.7%
Luxembourg                                      0.6%
Norway                                          0.6%
India                                           0.5%
Taiwan                                          0.4%
Denmark                                         0.3%
New Zealand                                     0.2%
Austria                                         0.1%
Portugal                                        0.1%
                                               ----
                                               97.3%
                                               ====

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 91.9%

AUSTRALIA -- 3.2%

Alumina, Ltd.                                                                        3,722   $        15,225
Amcor, Ltd.                                                                          2,818            14,727
Amp, Ltd.                                                                            5,956            27,008
Aristocrat Leisure, Ltd.                                                               994             5,607
Australia & New Zealand Banking Group, Ltd.                                          5,816            80,515
Australian Gas Light Co., Ltd.                                                       1,464            14,225
Australian Stock Exchange, Ltd.                                                        327             3,880
BHP Billiton, Ltd.                                                                  12,070           126,155
BHP Steel, Ltd.                                                                      2,351            14,887
Boral, Ltd.                                                                          1,883             9,443
Brambles Industries, Ltd.                                                            3,105            16,001
Brambles Industries, PLC                                                             2,323            10,808
CFS Gandel Retail Trust(1)                                                           4,503             5,080
Coca-Cola Amatil, Ltd.                                                               1,466             7,491
Cochlear, Ltd.                                                                         173             3,003
Coles Myer, Ltd.                                                                     3,528            24,009
Commonwealth Bank of Australia                                                       4,010            88,115
Commonwealth Property Office Fund(1)                                                 4,186             3,748
Computershare, Ltd.                                                                  1,240             3,673
CSL, Ltd.                                                                              630            13,023
CSR, Ltd.                                                                            2,941             5,244
Deutsche Office Trust(1)                                                             3,686             3,139
Foster's Group, Ltd.                                                                 6,457            22,230
Futuris Corp., Ltd.                                                                  1,692             2,340
General Property Trust(1)                                                            6,475            17,390
Harvey Norman Holding, Ltd.                                                          1,696             3,642
Iluka Resources, Ltd.                                                                  747             2,642
Ing Industrial Fund(1)                                                               2,168             3,093
Insurance Australia Group, Ltd.                                                      5,107            19,329
Investa Property Group                                                               4,607             6,706
James Hardie Industries NV                                                           1,472             6,171
John Fairfax Holdings, Ltd.                                                          2,911             7,861
Johnson Electric Holdings, Ltd.                                                      5,000             4,906
Leighton Holdings, Ltd.                                                                437             3,047
Lend Lease Corp., Ltd.                                                               1,184             9,841
Lion Nathan, Ltd.                                                                      943             5,065
Macquarie Bank, Ltd.                                                                   693            18,320
Macquarie Goodman(1)                                                                 5,123             6,712
Macquarie Infrastructure Group                                                       6,198            16,872
Mayne Nickless, Ltd.                                                                 2,057             5,914
Mirvac Group                                                                         2,278             7,212
National Australia Bank, Ltd.                                                        4,841            95,065
National Mutual Holdings Ltd.                                                        2,234             6,455
Newcrest Mining, Ltd.                                                               42,254           467,162
News Corp., Ltd.                                                                     4,382            36,392
OneSteel, Ltd.                                                                       1,781             3,941

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

AUSTRALIA (CONTINUED)

Orica, Ltd.                                                                            866   $        10,905
Origin Energy, Ltd.                                                                  2,145             9,477
Pacific Brands                                                                       1,615             3,397
Pacific Dunlop, Ltd.                                                                   510             3,281
PaperlinX, Ltd.                                                                      1,432             5,555
Patrick Corp., Ltd.                                                                  1,600             6,580
Perpetual Tst Aust                                                                     122             4,450
Prime Retail Group(2)(5)                                                             2,063             6,212
Promina Group                                                                      148,438           489,424
Publishing & Broadcasting, Ltd.                                                        423             4,218
QBE Insurance Group, Ltd.                                                           19,348           184,480
Rinker Group, Ltd.                                                                   3,034            19,058
Rio Tinto, Ltd.                                                                        999            27,609
Santos, Ltd.                                                                        52,377           280,201
Sonic Healthcare, Ltd.                                                                 773             5,598
Southcorp, Ltd. +                                                                    2,032             4,984
Stockland Trust Group                                                                4,063            16,827
Suncorp-Metway, Ltd.                                                                 1,722            19,176
TABCORP Holdings, Ltd.                                                               1,903            21,123
Telstra Corp., Ltd.                                                                  6,893            23,329
Toll Holdings, Ltd.                                                                    773             6,510
Transurban Group                                                                     1,709             6,754
Wesfarmers, Ltd.                                                                     1,208            28,136
Westfield Group+                                                                     4,523            50,072
Westpac Banking Corp., Ltd.                                                          5,658            73,015
WMC Resources, Ltd.                                                                  3,715            14,493
Woodside Petroleum, Ltd.                                                             1,498            21,261
Woolworths, Ltd.                                                                     3,281            32,526
                                                                                             ---------------
                                                                                                   2,651,965
                                                                                             ---------------

AUSTRIA -- 0.1%

Bank Austria Creditanstalt                                                             117             8,308
Boehler-Uddeholm AG                                                                     24             2,219
Erste Bank der oesterreichischen Sparkassen AG                                         384            15,998
Flughafen Wien AG                                                                       33             2,011
Immofinanz Immobil Anlagen AG+                                                         767             6,372
Mayr-Melnhof Karton AG                                                                  14             1,967
Oesterreichische Elektrizitaetswirtschafts AG, Class A                                  19             3,317
OMV AG                                                                                  43             9,920
Radex Heraklith Industriebeteiligungs AG+                                               54             1,195
Telekom Austria AG                                                                     882            12,372
VA Technologies AG+                                                                     36             2,127
Voestalpine AG                                                                          82             4,654
Wienerberger AG                                                                        199             7,474
                                                                                             ---------------
                                                                                                      77,934
                                                                                             ---------------

BELGIUM -- 0.9%

AGFA Gevaert NV                                                                        309             8,973
Barco NV                                                                                37             3,184
Bekaert NV                                                                              45             2,812
Belgacom+                                                                              497            17,825
Cofinimmo SA                                                                            16             2,278

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

BELGIUM (CONTINUED)

Colruyt NV                                                                           2,956   $       415,397
Compagnie Maritime Belge SA                                                             11             1,910
Dexia                                                                                2,006            37,520
Electrabel SA                                                                           87            31,300
Etablissements Delhaize Freres et Cie Le Lion                                          223            14,185
Fortis                                                                               3,751            89,376
Groupe Bruxelles Lambert SA                                                            222            15,502
Interbrew Deutscheland Holding GmbH                                                    485            16,188
KBC Bancassurance Holding                                                              348            22,677
Mobistar SA+                                                                            90             6,436
Omega Pharma SA                                                                         67             3,279
S.A. D'Ieteren N.V.                                                                      9             1,668
Solvay SA                                                                              202            18,715
Suez SA+                                                                               285                 4
Total Fina Elf SA+                                                                      72                 1
UCB SA                                                                                 281            14,981
Union Miniere SA                                                                        77             5,626
                                                                                             ---------------
                                                                                                     729,837
                                                                                             ---------------

CANADA -- 0.7%

Cott Corp.+                                                                         12,650           370,038
RONA, Inc.+                                                                          8,700           232,699
                                                                                             ---------------
                                                                                                     602,737
                                                                                             ---------------

DENMARK -- 0.3%

Bang & Olufsen A/S                                                                      50             2,916
Carlsberg A/S, Class B                                                                  50             2,340
Coloplast A/S                                                                          100             9,676
Dampskibsselskabet Svendborg A/S, Class B                                                3            23,011
Danisco A/S                                                                            148             7,815
Danske Bank A/S                                                                      1,509            39,717
DSV A/S                                                                                100             5,289
FLS Industries A/S+                                                                    100             1,237
GN Store Nord A/S                                                                      500             5,055
H. Lundbeck A/S                                                                        200             3,626
ISS A/S                                                                                145             7,693
Kobenhavns Lufthavne A/S                                                                35             5,340
NKT Holding                                                                            100             2,289
Novo Nordisk A/S, Class B                                                              775            42,479
Novozymes A/S, Class B                                                                 154             6,948
Ostasiatiske Kompagnis Holdings                                                         50             2,206
TDC A/S                                                                                515            18,245
Topdanmark A/S+                                                                        100             6,434
Vestas Wind Systems A/S+                                                               537             7,785
William Demant Holding+                                                                100             4,420
                                                                                             ---------------
                                                                                                     204,521
                                                                                             ---------------

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINLAND -- 0.7%

Amer Group, Ltd.                                                                        50   $         2,363
Fortum Oyj                                                                           1,105            15,459
Elisa Corp.+                                                                           450             5,960
KCI Konecranes Oyj                                                                      50             1,946
Kesko Oyj                                                                              300             6,574
Kone Corp., Class B                                                                    120             7,238
Metso Oyj                                                                              354             4,548
Nokia Oyj                                                                           14,952           206,025
Nokian Tyres Oyj                                                                        30             3,264
Orion Oyj                                                                              400             5,472
Outokumpu Oyj                                                                          351             6,024
Pohjola Holding, PLC                                                                   200             2,064
Rautaruukki Oyj                                                                        400             3,905
Sampo Oyj Class A                                                                    1,000            11,068
Stora Enso Oyj, Class R                                                             18,383           248,729
TietoEnator Oyj                                                                        260             7,540
UPM-Kymmene Oyj                                                                      1,600            30,503
Uponor Oyj                                                                             200             7,081
Wartsila Corp., Class B                                                                200             4,726
                                                                                             ---------------
                                                                                                     580,489
                                                                                             ---------------

FRANCE -- 9.0%

Accor SA                                                                               607            23,688
Air France-KLM                                                                         388             6,118
Alcatel SA, Class A+                                                                 3,921            45,885
Alstom SA+                                                                          13,454             8,031
Atos Origin SA+                                                                        139             7,684
Autoroutes du Sud de la France                                                         222            10,160
Axa                                                                                  4,549            92,155
BNP Paribas SA                                                                       2,556           165,289
Bouygues SA                                                                            667            25,050
Business Objects SA+                                                                   213             4,927
Cap Gemini SA+                                                                         400             9,416
Carrefour SA                                                                         1,839            86,608
CNP Assurances                                                                         110             7,154
Compagnie de Saint-Gobain                                                              985            50,627
Credit Agricole SA                                                                   9,409           256,955
Dassault Systemes SA                                                                   181             8,468
Essilor International SA                                                               313            20,143
Establissements Economiques du Casino Guichard-Perrachon SA                            104             7,941
France Telecom SA                                                                    3,564            88,910
Gecina SA                                                                               81             6,850
Groupe Danone                                                                          772            60,772
Hermes International                                                                    29             5,507
Imerys SA                                                                            5,601           372,997
Ipsos                                                                                3,400           323,038
Klepierre                                                                               73             5,284
L'Air Liquide SA                                                                       349            54,816
L'Oreal SA                                                                           6,536           428,761
Lafarge SA                                                                           2,532           221,833
Lagardere Group S.C.A.                                                                 404            25,091
LVMH Moet Henessy Louis Vuitton SA                                                   7,460           498,653

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FRANCE (CONTINUED)

Michelin, Class B                                                                      460   $        23,408
Neopost SA                                                                           6,500           417,912
PagesJaunes SA+                                                                     14,050           270,301
Pernod-Ricard SA                                                                       169            22,467
Pierre & Vacances                                                                    1,460           121,467
Pinault-Printemps-Redoute SA                                                         2,405           221,174
PSA Peugeot Citroen                                                                  8,360           515,666
Publicis Groupe                                                                        407            11,667
Renault SA                                                                             594            48,643
Sagem SA                                                                                58             5,557
Sanofi-Synthelabo SA                                                                 7,743           562,345
Schneider Electric SA                                                                7,264           470,194
Societe BIC SA                                                                         103             4,752
Societe Generale                                                                     1,055            93,480
Societe Television Francaise(1)                                                        379            10,765
Sodexho Alliance SA                                                                    306             8,106
SR Teleperformance                                                                  14,700           298,893
STMicroelectronics NV                                                                1,888            32,589
Suez SA                                                                              2,579            55,357
Technip-Coflexip SA                                                                     61             9,862
Thales SA                                                                              248             8,265
Thomson SA                                                                             765            16,040
Total SA                                                                             5,475         1,116,629
Unibail (Union du Credit-Bail Immobilier)                                              136            16,397
Valeo SA                                                                               237             8,689
Veolia Environnment                                                                    846            24,377
Vinci SA                                                                               233            26,846
Vivendi Universal SA+                                                                3,268            83,842
Zodiac SA                                                                              120             4,435
                                                                                             ---------------
                                                                                                   7,438,936
                                                                                             ---------------

GERMANY -- 4.9%

Adidas-Salomon AG                                                                      145            20,259
Allianz AG                                                                             988            99,633
Altana AG                                                                              225            13,109
AWD Holdings AG                                                                     10,400           344,547
BASF AG                                                                              1,687            99,548
Bayer AG                                                                             2,110            57,780
Bayerische Hypo-und  Vereinsbank AG+                                                 2,008            38,606
Bayerische Motoren Werke AG                                                          5,674           233,560
Beiersdorf AG                                                                           53             5,035
Commerzbank AG+                                                                      1,441            26,827
Continental AG                                                                       7,942           432,302
DaimlerChrysler AG                                                                   2,764           114,119
Deutsche Bank AG                                                                     1,681           120,977
Deutsche Boerse AG                                                                   6,325           320,294
Deutsche Lufthansa AG+                                                                 735             8,565
Deutsche Post AG                                                                     1,429            27,776
Deutsche Telekom AG+                                                                 8,087           150,251
Douglas Holding AG                                                                     106             3,137
E.ON AG                                                                              1,999           147,666
Epcos AG+                                                                              156             2,367
Fresenius Medical Care AG                                                              111             8,511
Gehe AG                                                                                108             7,373
HeidelbergCement AG                                                                    193             8,989

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

GERMANY (CONTINUED)

Hypo Real Estate Holding AG+                                                           418   $        14,347
Infineon Technologies AG+                                                            2,040            20,854
KarstadtQuelle AG                                                                       94             1,467
MAN AG                                                                                 339            11,606
Marschollek, Lautenschlaeger und Partner AG                                            209             3,363
Merck KGaA                                                                             158             9,046
Metro AG                                                                               468            20,911
Muenchener Rueckversicherungs-Gesellschaft AG                                          589            56,811
Puma AG                                                                              1,751           469,740
RWE AG                                                                               1,260            60,296
SAP AG                                                                               3,633           565,202
Schering AG                                                                          4,335           274,133
Ship Finance International, Ltd.                                                        10               201
Siemens AG                                                                           2,574           189,533
Suedzucker AG                                                                          167             3,157
ThyssenKrupp AG                                                                        990            19,317
TUI AG                                                                                 400             7,506
Volkswagen AG                                                                          719            27,710
                                                                                             ---------------
                                                                                                   4,046,431
                                                                                             ---------------

GREECE -- 1.1%

Alpha Bank A.E.                                                                      9,988           254,632
Coca-Cola Hellenic Bottling Co. SA                                                     260             5,600
Emporiki Bank of Greece SA                                                             186             4,103
Cosmote Mobile Communications SA                                                       370             6,101
EFG Eurobank Ergasias                                                                  587            13,578
Folli-Follie                                                                            50             1,443
Germanos SA                                                                             80             1,880
Greek Organisation of Football Prognostics SA                                       10,990           211,294
Hellenic Duty Free Shops SA                                                             60               981
Hellenic Petroleum SA                                                                  340             2,799
Hellenic Technodomiki Tev SA                                                           286             1,117
Hellenic Telecommunications Organization SA                                            788            10,623
Hyatt Regency Hotels and Tourism SA                                                    130             1,300
Intracom SA                                                                            270             1,004
National Bank of Greece SA                                                             792            19,265
Piraeus Bank SA                                                                     31,725           364,548
Public Power Corp.                                                                     330             8,167
Technical Olympic SA                                                                   250             1,150
Titan Cement Co                                                                        180             4,517
Viohalco                                                                               350             2,542
                                                                                             ---------------
                                                                                                     916,644
                                                                                             ---------------
HONG KONG -- 4.6%

ASM Pacific Technology, Ltd.                                                         1,000             3,264
Bank of East Asia, Ltd.                                                              4,200            11,770
BOC Hong Kong (Holdings), Ltd.                                                      11,500            21,017
Cathay Pacific Airways, Ltd.                                                         3,000             5,117
Cheung Kong (Holdings), Ltd.                                                         4,000            34,371
Cheung Kong Infrastructure Holdings, Ltd.                                            2,000             5,168
China Merchants Holdings International Co., Ltd.                                   164,000           247,140
CLP Holdings, Ltd.                                                                   5,400            30,888
Dah Sing Banking Group Ltd.                                                         37,280            76,738
DAH Sing Financia Group                                                             69,676           500,418
Esprit Holdings, Ltd.                                                               86,000           440,081

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HONG KONG (CONTINUED)

Giordano International, Ltd.                                                         4,000   $         2,206
Hang Lung Properties, Ltd.                                                           4,000             5,899
Hang Seng Bank, Ltd.                                                                10,300           136,722
Henderson Land Development Co., Ltd.                                                 2,000             9,567
Hong Kong & China Gas Co., Ltd.                                                     11,392            21,404
Hong Kong Electric Holdings, Ltd.                                                    4,500            19,969
Hong Kong Exchanges & Clearing, Ltd.                                               171,400           389,086
Hong Kong Land Holdings, Ltd.                                                      134,247           264,467
Hopewell Holdings, Ltd.                                                              2,000             4,168
Hutchinson Telecommunications International, Ltd.(2)(5)                                 84                 0
Hutchison Whampoa, Ltd.                                                              6,300            49,287
Hysan Development Co., Ltd.                                                          3,000             5,310
Kerry Properties, Ltd.                                                               1,500             2,828
Kingboard Chemical                                                                   2,000             4,117
Li & Fung, Ltd.                                                                      4,000             5,720
MTR Corp.                                                                            4,500             6,781
New World Development Co., Ltd.                                                      7,126             6,717
Orient Overseas International, Ltd.                                                 81,000           325,155
PCCW, Ltd.+                                                                         10,923             7,215
SCMP Group, Ltd.                                                                     4,000             1,719
Shangri-La Asia, Ltd.                                                                4,000             4,284
Sino Land Co., Ltd.                                                                462,000           343,662
Sun Hung Kai Properties, Ltd.                                                       21,000           197,956
Swire Pacific, Ltd., Class A                                                         3,000            20,873
Techtronic Industries Co.,Ltd.                                                     182,500           359,280
Television Broadcasting, Ltd.                                                        2,000             8,926
Texwinca Holdings, Ltd.                                                              4,000             3,386
Wharf Holdings, Ltd.                                                                 4,000            13,466
Wing Hang Bank, Ltd.                                                                34,000           222,387
Yue Yuen Industrial Holdings                                                         2,000             5,156
                                                                                             ---------------
                                                                                                   3,823,685
                                                                                             ---------------

INDIA -- 0.5%

ICICI Bank, Ltd. ADR                                                                26,900           371,220
                                                                                             ---------------
IRELAND -- 1.2%

Allied Irish Banks, PLC (Dublin)                                                     2,756            46,269
Bank of Ireland (Dublin)                                                            10,501           141,691
Bank of Ireland (London)                                                             5,394            72,714
CRH, PLC (Dublin)                                                                    1,700            40,697
CRH, PLC (United Kingdom)                                                           14,478           343,892
DCC, PLC                                                                               255             4,677
Depfa Bank Plc                                                                       1,133            15,471
Eircom Group, PLC+                                                                      51                96
Elan Corp., PLC+                                                                     1,240            29,145
Fyffes, PLC                                                                            999             2,224
Grafton Group+(1)                                                                       99               921
Greencore Group, PLC                                                                   489             1,709
Icon, PLC+                                                                           6,900           227,079
Independent News & Media, PLC                                                        1,776             4,506
Irish Life & Permanent, PLC                                                            864            13,968
Kerry Group, PLC, Class A                                                              416             9,209
Kingspan Group                                                                         371             2,750
Waterford Wedgewood, Ltd.+(1)                                                        2,560               414
                                                                                             ---------------
                                                                                                     957,432
                                                                                             ---------------

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ITALY -- 3.8%

Alleanza Assicurazioni SpA                                                           1,494   $        17,297
Arnoldo Mondadori Editore SpA                                                          374             3,544
Assicurazione Generali SpA                                                           3,072            84,544
Autogrill SpA+                                                                         367             5,217
Autostrade SpA                                                                         825            17,688
Banca Antonveneta SpA+                                                                 740            15,313
Banca Di Roma SpA                                                                    4,606            16,955
Banca Fideuram SpA                                                                     944             4,379
Banca Intesa SpA                                                                     2,994             8,880
Banca Monte dei Paschi di Siena SpA                                                  3,537            10,447
Banca Nazionale del Lavoro SpA+                                                      3,866             8,582
Banca Popolare di Milano Scrl                                                        1,239             7,781
Banche Popolari Unite Scrl                                                           1,081            17,947
Banco Popolare di Verona e Novara Scrl                                               1,188            20,861
Benetton Group SpA                                                                     174             2,097
Bulgari SpA                                                                         19,427           193,517
Davide Campari - Milano SpA                                                          7,050           355,079
e.Biscom+                                                                            6,500           323,255
Edison+                                                                              2,649             4,612
Enel SpA                                                                             7,787            63,720
Eni SpA                                                                              8,354           187,418
Fiat SpA+                                                                            1,670            12,045
Finecogroup+                                                                           506             3,002
Finmeccanica SpA                                                                    18,966            13,397
Gruppo Editoriale L'Espresso SpA                                                       554             3,066
Hera SpA+                                                                          160,900           410,195
IntesaBci SpA                                                                      153,056           582,442
Italcementi SpA                                                                        227             3,359
Luxottica Group SpA                                                                    438             7,854
Mediaset SpA                                                                         1,896            21,551
Mediobanca SpA                                                                       1,499            19,835
Mediolanum SpA                                                                         815             4,885
Milano Assicurazio                                                                  85,900           362,138
Pirelli & C. SpA                                                                     5,874             6,019
Riunione Adriatica di Sicurtza SpA                                                     969            18,642
Sanpaolo IMI SpA                                                                     3,023            34,173
Seat Pagine gialle SpA+                                                             13,029             4,229
Snam Rete Gas SpA                                                                    2,824            13,661
Telecom Italia Media SpA+                                                            3,953             1,298
Telecom Italia Mobile SpA                                                           12,186            65,771
Telecom Italia SpA                                                                  26,480            81,832
Telecom Italia SpA (Milan)                                                          18,610            42,700
Terna Tourist Technical & Maritime SA+                                               3,200             7,621
Tiscali SpA+                                                                           598             2,142
UniCredito Italiano SpA                                                             14,148            71,433
                                                                                             ---------------
                                                                                                   3,162,423
                                                                                             ---------------

JAPAN -- 20.0%

77 Bank, Ltd.                                                                        1,000             5,627
Acom Co., Ltd.                                                                         230            14,259
Aderans Co., Ltd.                                                                      100             1,982
Advantest Corp.                                                                        200            11,908

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Aeon Co., Ltd.(4)                                                                      700   $        11,174
Aeon Co., Ltd.(6)                                                                      900            14,513
Aeon Credit Service Co., Ltd.                                                          100             5,709
Aeon Mall Co., Ltd.                                                                  5,500           314,471
Aiful Corp.                                                                            100             9,826
Aisin Seiki Co., Ltd.                                                                  500            12,363
Ajinomoto Co., Inc.                                                                  2,000            22,907
Alfresa Holdings Corp.                                                                 100             3,509
All Nippon Airways Co., Ltd.                                                         2,000             6,418
Amada Co., Ltd.                                                                     58,700           306,813
Anritsu Corp                                                                         1,000             6,608
Aoyama Trading Co., Ltd.                                                               200             4,545
Ariake Japan Co., Ltd.                                                                 100             2,600
Arisawa Manufacturing Co., Ltd.                                                      9,330           383,343
Arrk Corp.                                                                           4,000           149,077
Asahi Breweries, Ltd.                                                                1,200            12,239
Asahi Chemical Industry Co., Inc.                                                    4,000            17,308
Asahi Glass Co., Ltd.                                                                2,000            18,235
Asatsu-DK, Inc.                                                                        200             5,509
Autobacs Seven Co., Ltd.                                                               100             2,800
Bandai Co., Ltd.                                                                       200             4,718
Bank of Fukuoka, Ltd.                                                                2,000             9,563
Bank of  Yokohama, Ltd.                                                              3,000            16,144
Bellsystem24, Inc.                                                                      20             5,058
Benesse Corp.                                                                          200             5,581
Bridgestone Corp.                                                                    2,000            37,178
Canon, Inc.                                                                          2,700           127,134
Capcom Co., Ltd.                                                                       200             1,807
Casio Computer Co., Ltd.                                                            25,400           299,924
Central Glass Co                                                                     1,000             7,345
Central Japan Railway Co.                                                                3            23,616
Chiba Bank, Ltd.                                                                    56,000           294,228
Chubu Electric Power Co., Inc.                                                       2,100            44,478
Chugai Pharmaceutical Co., Ltd.                                                        800            11,555
Circle K Corp.+                                                                        200             4,854
Citizen Watch Co.                                                                    1,000             9,808
Coca Cola West Japan Co., Ltd.                                                         100             2,436
COMSYS Holdings Corp.                                                                1,000             7,218
Cosmo Oil Co.                                                                       91,500           266,158
Credit Saison Co., Ltd.                                                             10,800           332,806
CSK Corp.                                                                              200             7,872
Dai Nippon Printing Co., Ltd.                                                        2,000            26,798
Daicel Chemical Industries, Ltd.                                                     1,000             4,954
Daiichi Pharmaceutical Co., Ltd.                                                       700            12,071
Daikin Industries Ltd.                                                               1,000            24,225
Daimaru, Inc.                                                                        1,000             7,708
Dainippon Ink & Chemicals, Inc.                                                      2,000             4,436
Dainippon Screen MFG Co., Ltd.                                                       1,000             5,181
Daito Trust Construction Co., Ltd.                                                   7,500           304,063
Daiwa Bank Holdings, Inc.+                                                          14,000            21,125
Daiwa House Industry Co., Ltd.                                                       1,000             9,790
Daiwa Securities Group, Inc.                                                         3,000            19,035
Denki Kagaku Kogyo Kabushiki Kaisha                                                  2,000             6,090

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Denso Corp.                                                                          1,700   $        40,255
Dentsu, Inc.                                                                             5            13,408
Diamond City Co., Ltd.(4)                                                            3,150            74,448
Diamond City Co., Ltd.(6)                                                            6,300           167,794
Don Quijote Co., Ltd.                                                                2,500           145,441
Dowa Mining Co., Ltd.                                                                1,000             6,718
East Japan Railway Co.                                                                  10            51,813
Ebara Corp.                                                                          2,000             8,617
Eisai Co., Ltd.                                                                        800            21,816
FamilyMart Co., Ltd.                                                                   200             5,372
Fanuc, Ltd.                                                                          4,300           226,707
Fast Retailing Co., Ltd.                                                               200            13,617
Fuji Electric Co., Ltd.                                                              3,000             7,445
Fuji Photo Film Co., Ltd.                                                            1,000            32,906
Fuji Soft ABC, Inc.                                                                    100             3,145
Fuji Television Network, Inc.                                                            3             6,109
Fujikura, Ltd.                                                                       1,000             4,154
Fujisawa Pharmaceutical Co., Ltd.                                                      900            20,330
Fujitsu, Ltd.                                                                        5,000            28,952
Furukawa Electric Co., Ltd.+                                                         2,000             7,854
Global Media Online, Inc.                                                           12,500           184,870
Goodwill Group, Inc.                                                                     1             1,782
Gunma Bank, Ltd.                                                                     1,000             4,909
Gunze, Ltd.                                                                          1,000             4,418
Hino Motors, Ltd.                                                                    1,000             6,981
Hirose Electric Co., Ltd.                                                              100             9,136
Hitachi Cable, Ltd.                                                                  1,000             3,781
Hitachi Cap Corp                                                                       300             4,731
Hitachi Chemical Co., Ltd.                                                             400             5,854
Hitachi Software Engineering Co., Ltd.                                                 200             3,700
Hitachi, Ltd.                                                                       10,000            60,540
Hokkaido Electric Power Co., Inc.                                                      500             8,967
Hokugin Financial Group, Inc.                                                        3,000             6,272
Honda Motor Co., Ltd.                                                               14,000           679,575
House Food Corp.                                                                       300             4,058
Hoya Corp.                                                                             300            31,497
Isetan Co.                                                                             500             5,154
Ishihara Sangyo Kaisha, Ltd.                                                         2,000             3,927
Ishikawajima-Harima Heavy Industries Co., Ltd.+                                      3,000             4,309
Ito En, Ltd.                                                                           100             4,372
Ito-Yokado Co., Ltd.                                                                 1,000            34,360
Itochu Corp.+                                                                        4,000            17,089
Itochu Techno-Science Corp.                                                            100             4,172
Jafco Co., Ltd.                                                                        100             5,272
Japan Airlines System Corp.+                                                         3,000             8,236
Japan Cash Machine Co., Ltd.                                                         7,000           273,611
Japan Real Estate Investment Corp.                                                       2            15,908
Japan Retail Fund                                                                        1             7,499
Japan Tobacco, Inc.                                                                      2            16,762
JFE Holding, Inc.                                                                    1,600            45,669
JGC Corp.                                                                            1,000            10,190
Joyo Bank, Ltd.                                                                      2,000             8,072
JSR Corp.                                                                              500             8,090

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Kajima Corp.                                                                         3,000   $         9,817
Kaken Pharmaceutical Co., Ltd.                                                       1,000             5,781
Kamigumi Co., Ltd.                                                                   1,000             7,254
Kanebo, Ltd.+(2)(5)                                                                  2,000             3,036
Kaneka Corp.                                                                         1,000             9,835
Kansai Electric Power Co., Inc.                                                      2,300            40,623
Kansai Paint Co.                                                                     1,000             6,227
Kao Corp.                                                                            2,000            44,269
Katokichi Co., Ltd.                                                                    100             1,836
Kawasaki Heavy Industries, Ltd.                                                      4,000             6,036
Kawasaki Kisen Kaisha, Ltd.                                                          1,000             6,854
KDDI Corp.                                                                              46           223,707
Keihin Electric Express Railway Co., Ltd.                                            2,000            11,344
Keio Electric Railway Co., Ltd.                                                      1,000             5,227
Keyence Corp.                                                                          100            21,071
Kikkoman Corp.                                                                       1,000             8,826
Kinden Corp.                                                                         1,000             6,263
Kinki Nippon Railway Co., Ltd.                                                       5,000            16,817
Kirin Brewery Co., Ltd.                                                              2,000            17,308
Kobe Steel Ltd.                                                                      7,000            10,181
Kokuyo Co., Ltd.                                                                       300             3,207
Komatsu, Ltd.                                                                        3,000            19,307
Konami Corp.                                                                           200             4,436
Konica Corp.                                                                        18,500           253,427
Kose Corp.                                                                           9,300           356,749
Koyo Seiko Co., Ltd.                                                                 1,000            11,226
Kubota Corp.                                                                         3,000            14,181
Kuraray Co., Ltd.                                                                    1,000             7,508
Kuraya Sanseido                                                                        300             3,125
Kurita Water Industries, Ltd.                                                          400             5,436
Kyocera Corp.                                                                          500            35,224
Kyowa Hakko Kogyo Co., Ltd.                                                          1,000             6,536
Kyushu Electric Power Co., Inc.                                                      1,200            22,525
Lawson, Inc.                                                                           200             6,945
Leopalace21                                                                            300             5,549
Mabuchi Motor Co., Ltd.                                                                100             7,181
Marubeni Corp.                                                                       4,000            10,617
Marui Co., Ltd.                                                                      1,000            12,590
Matsumotokiyoshi Co., Ltd.                                                          11,400           288,601
Matsushita Electric Industrial Co., Ltd.                                             7,000            93,601
Matsushita Electric Works, Ltd.                                                      2,000            15,835
Meiji Dairies Corp.                                                                  1,000             5,763
Meiji Seika Kaisha, Ltd.                                                             1,000             4,009
Meitec Corp.                                                                           200             7,199
Millea Holdings, Inc.                                                                   21           271,066
Minebea Co., Ltd.                                                                    2,000             8,181
Misumi Corp.                                                                        10,800           286,665
Mitsubishi Chemical Corp.                                                            5,000            15,180
Mitsubishi Corp.                                                                     3,000            32,479
Mitsubishi Electric Corp.                                                            5,000            23,771
Mitsubishi Estate Co., Ltd.                                                          3,000            31,361
Mitsubishi Gas Chemical Co., Inc.                                                    1,000             4,272
Mitsubishi Heavy Industries, Ltd.                                                    9,000            25,443

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Mitsubishi Logistcs Corp.                                                            1,000   $         8,799
Mitsubishi Materials Corp.                                                           4,000             8,472
Mitsubishi Rayon Co., Ltd.                                                           1,000             3,291
Mitsubishi Tokyo Financial Group, Inc.                                                  14           116,953
Mitsui & Co., Ltd.                                                                   4,000            33,561
Mitsui Chemicals, Inc.                                                               2,000             9,890
Mitsui Engineering & Shipbuilding Co., Ltd.                                          2,000             3,018
Mitsui Fudosan Co., Ltd.                                                            38,000           395,855
Mitsui Marine & Fire Insurance Co., Ltd.                                             4,000            33,052
Mitsui Mining & Smelting Co., Ltd.                                                  80,000           312,699
Mitsui O.S.K. Lines, Ltd.                                                            2,000            12,017
Mitsui Trust Holdings, Inc.                                                          2,000            12,635
Mitsukoshi, Ltd.                                                                     1,000             5,000
Mitsumi Electric Co., Ltd.                                                             300             3,223
Mizuho Financial Group, Inc.                                                            24            90,319
Murata Manufacturing Co., Ltd.                                                         700            33,724
NAMCO, Ltd.(6)                                                                         200             2,273
NAMCO, Ltd.(4)                                                                         200             2,273
NEC Corp.                                                                            5,000            29,952
NEC Electronics Corp.                                                                  100             5,118
NET One Systems Co., Inc.                                                                1             3,700
NGK Insulators, Ltd.                                                                 1,000             8,427
Nichii Gakkan Co.                                                                      100             2,613
Nichirei Corp.                                                                       1,000             3,272
Nidec Corp.                                                                            100            10,126
Nikko Cordial Corp.                                                                  4,000            16,253
Nikon Corp.                                                                          1,000             9,436
Nintendo Co., Ltd.                                                                     300            36,760
Nippon Building Fund, Inc.                                                               2            15,762
Nippon Express Co., Ltd.                                                             2,000             9,708
Nippon Kayaku Co., Ltd.                                                              1,000             5,145
Nippon Light Metal Co., Ltd.                                                         1,000             2,236
Nippon Mining Holdings, Inc.                                                         1,500             7,608
Nippon Oil Corp.                                                                     4,000            25,270
Nippon Sanso Corp.                                                                   1,000             5,245
Nippon Sheet Glass Co., Ltd.                                                         1,000             3,291
Nippon Shokubai Co.                                                                  1,000             7,481
Nippon Steel Corp.                                                                  19,000            45,250
Nippon Telegraph & Telephone Corp.                                                      16            63,849
Nippon Unipac Holding                                                                    3            13,172
Nippon Yusen Kabushiki Kaisha                                                        3,000            15,544
Nippon Zeon Co.                                                                      1,000             6,936
Nishimatsu Construction Co., Ltd.                                                    1,000             3,100
Nissan Motor Co., Ltd.                                                               7,900            86,174
Nisshin Seifun Group, Inc.                                                           1,000             9,672
Nisshin Steel Co., Ltd.                                                              2,000             4,436
Nisshinbo Industries, Inc.                                                           1,000             6,736
Nissho Iwai Nichim+                                                                    600             2,340
Nissin Food Products Co., Ltd.                                                         200             4,918
Nitori Co.                                                                           5,350           307,354
Nitto Denko Corp.                                                                      500            23,043
Nok Corp.                                                                              300             9,217
Nomura Research Institute, Ltd.                                                        200            16,126

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

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Nomura Securities Co., Ltd.                                                         26,000   $       334,424
NSK, Ltd.                                                                            2,000             8,599
NTN Corp.                                                                            1,000             5,309
NTT Data Corp.                                                                           4            10,544
NTT DoCoMo, Inc.                                                                       104           176,784
Obayashi Corp.                                                                       2,000             9,963
OBIC Business Consultants, Ltd.                                                      3,150           157,199
Odakyu Electric Railway Co., Ltd.                                                    3,000            15,899
Oji Paper Co., Ltd.                                                                  2,000            11,326
Oki Electric Industry Co., Ltd.+                                                     2,000             6,199
Okumura Corp.                                                                        1,000             4,545
Olympus Optical Co., Ltd.                                                            1,000            19,316
Omron Corp.                                                                            600            13,281
Oracle Corp. (Japan)                                                                   100             4,936
Oriental Land Co, Ltd.                                                                 100             6,063
Orix Corp.                                                                             200            20,544
Osaka Gas Co., Ltd.                                                                  6,000            16,362
Park24 Co., Ltd.                                                                    11,760           346,354
Pioneer Corp.                                                                          400             8,363
Promise Co., Ltd.                                                                      250            16,385
QP Corp.                                                                               300             2,514
Rakuten, Inc.                                                                            1             6,518
Rengo Co., Ltd.                                                                     63,200           275,757
Ricoh Co., Ltd.                                                                     21,000           396,100
Rinnai Corp                                                                         11,600           354,295
Rohm Co., Ltd.                                                                         300            30,215
Ryohin Keikaku Co., Ltd.                                                               100             4,327
Saizeriya Co.                                                                          200             2,952
Sammy Corp. Ord Shs(2)(5)                                                              100             4,909
Sanden Corp.                                                                         1,000             6,590
Sanken Electric Co.                                                                  1,000             9,535
Sankyo Co., Ltd.                                                                     1,200            25,416
Sankyo Co., Ltd. (Gunma)                                                               200             7,908
Sanwa Shutter Corp                                                                   1,000             4,545
Sanyo Electric Co., Ltd.                                                             4,000            12,981
Sapporo Breweries, Ltd.                                                              1,000             3,236
SECOM Co., Ltd.                                                                        500            17,407
SEGA Corp.+(2)(5)                                                                      300             4,061
Seiko Epson Corp.                                                                      300            12,817
Seino Transportation Co., Ltd.                                                       1,000             8,954
Sekisui Chemical Co., Ltd.                                                           1,000             6,908
Sekisui House, Ltd.                                                                  1,000             9,563
Seven-Eleven Japan Co., Ltd.                                                         1,000            28,634
Sharp Corp.                                                                          3,000            41,342
Shimachu Co.                                                                           100             2,418
Shimamura Co., Ltd.                                                                    100             6,672
Shimano, Inc.                                                                          200             5,118
Shimizu Corp.                                                                        1,000             3,981
Shin-Etsu Chemical Co., Ltd.                                                        11,000           395,964
Shinko Elec Inds                                                                     7,900           239,133
Shinsei Bank, Ltd.                                                                  37,000           224,670
Shionogi & Co., Ltd.                                                                 1,000            14,353
Shiseido Co., Ltd.                                                                   1,000            12,317

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Shizuoka Bank, Ltd.                                                                  2,000   $        15,071
Showa Denko K.K.                                                                     3,000             7,172
Showa Shell Sekiyu K.K.                                                                400             3,556
Skylark Co., Ltd.                                                                      200             3,318
Smartone Telecommunications Holdings, Ltd.                                           1,500             1,606
SMC Corp.                                                                              200            19,180
Snow Brand Milk Products Co.+                                                        1,000             2,909
Softbank Corp.                                                                         700            32,515
Sompo Japan Insurance, Inc.                                                          2,000            16,980
Sony Corp.                                                                           2,900            99,118
Stanley Electric Co., Ltd.                                                             400             5,614
Sumitomo Bakelite Co., Ltd.                                                          1,000             6,036
Sumitomo Chemical Co., Ltd.                                                          4,000            18,980
Sumitomo Corp.                                                                      32,000           238,524
Sumitomo Electric Industries, Ltd.                                                   2,000            17,780
Sumitomo Heavy Industries, Ltd.+                                                     2,000             5,927
Sumitomo Metal Industries, Ltd.                                                     11,000            13,099
Sumitomo Metal Mining Co., Ltd.                                                      1,000             6,945
Sumitomo Mitsui Group, Inc.                                                             13            74,448
Sumitomo Osaka Cement Co., Ltd.                                                      2,000             4,363
Sumitomo Realty & Development Co., Ltd.                                              1,000            10,681
Sumitomo Rubber Industries, Ltd.                                                    40,100           388,570
Sumitomo Trust & Banking Co., Ltd.                                                   3,000            17,780
Suruga Bank                                                                          1,000             7,136
Suzuken Co., Ltd.                                                                      100             2,600
T&D Holdings Inc+                                                                      500            21,907
Taiheiyo Cement Corp.                                                                2,000             4,545
Taisei Corp.                                                                         2,000             6,363
Taiyo Yuden Co., Ltd.                                                                1,000            10,381
Takara Shuzo Co.                                                                     1,000             6,109
Takashimaya Co., Ltd.                                                                1,000             8,336
Take & Give Needs Co., Ltd.(6)+                                                         15            16,635
Take & Give Needs Co., Ltd.(4)                                                         135           154,622
Takeda Chemical Industries, Ltd.                                                     2,800           127,261
Takefuji Corp.                                                                         210            13,458
TDK Corp.                                                                              300            20,016
Teijin, Ltd.                                                                         2,000             7,163
Teikoku OIL Co., Ltd.                                                                1,000             5,554
Terumo Corp.                                                                           500            11,408
THK Co., Ltd.                                                                          400             6,738
TIS, Inc.                                                                              100             3,382
Tobu Railway Co., Ltd.                                                               3,000            10,990
Toda Construction Co.                                                                1,000             3,745
Toho Co., Ltd.                                                                         500             7,113
Tohoku Electric Power Co., Inc.                                                      1,300            21,483
Tokyo Broadcasting, Inc.                                                               200             3,125
Tokyo Electric Power Co., Inc.                                                       3,600            77,557
Tokyo Electron, Ltd.                                                                   500            24,407
Tokyo Gas Co., Ltd.                                                                  8,000            28,434
Tokyu Corp.                                                                          3,000            13,690
Tokyu Land Corp                                                                      1,000             2,700
TonenGeneral Sekiyu KK                                                               1,000             8,645
Toppan Printing Co., Ltd.                                                            2,000            19,653

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Toray Industries, Inc.                                                               3,000   $        13,908
Toshiba Corp.                                                                        9,000            33,133
Tosoh Corp.                                                                          2,000             8,108
Tostem Corp.                                                                         1,000            18,317
Toto, Ltd.                                                                           1,000             8,699
Toyobo Co., Ltd.                                                                     3,000             6,818
Toyoda Gosei Co., Ltd.                                                                 100             1,941
Toyota Industries Corp.                                                                600            13,662
Toyota Motor Corp.                                                                   9,200           352,913
Trend Micro, Inc.                                                                      500            21,543
Ube Industries, Ltd.+                                                                2,000             2,636
UFJ Holdings, Inc.+                                                                     12            52,686
Uni-Charm Corp.                                                                        100             4,963
Ushio, Inc.                                                                          1,000            16,889
USS Co., Ltd.                                                                        4,070           307,442
Wacoal Corp.                                                                         1,000             9,817
West Japan Railway Co.                                                                   5            19,544
World Co., Ltd.                                                                        100             2,713
Yahoo Japan Corp(4)                                                                      3            13,362
Yahoo Japan Corp.+(6)                                                                    3            13,362
Yamada Denki Co., Ltd.                                                                 200             6,908
Yamaha Corp.                                                                           500             7,622
Yamaha Motor Co.                                                                    27,550           418,221
Yamanouchi Pharmaceutical Co., Ltd.                                                    900            29,125
Yamato Transport Co., Ltd.                                                           6,000            82,738
Yamazaki Baking Co., Ltd.                                                            1,000             8,726
Yokogawa Electric Corp.                                                              1,000            11,517
                                                                                             ---------------
                                                                                                  16,490,341
                                                                                             ---------------

LUXEMBOURG -- 0.6%

Arcelor                                                                              1,540            28,497
Gemplus International SA+                                                          173,300           325,429
Oriflame International SA+                                                           6,100           137,827
                                                                                             ---------------
                                                                                                     491,753
                                                                                             ---------------

NETHERLANDS -- 3.9%

ABN AMRO Holdings NV                                                                 5,012           114,000
Aegon NV                                                                             4,376            47,236
Akzo Nobel NV                                                                          872            30,830
ASML Holding NV+                                                                    19,159           246,839
Corio NV                                                                               139             6,674
DSM NV                                                                                 243            12,692
Euronext NV                                                                            313             8,918
Europeon Aeronautic Defense and Space Co.                                           14,490           384,362
Getronics NV+                                                                        1,634             3,414
Hagemeyer NV+                                                                        1,657             3,091
Heineken NV                                                                            786            23,694
IHC Caland NV                                                                           98             5,080
ING Groep NV                                                                        32,086           810,812
Koninklijke (Royal) KPN NV                                                           6,399            47,985
Koninklijke (Royal) Philips Electronics NV                                           4,225            96,888
Koninklijke Ahold NV+                                                                4,984            31,858

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

NETHERLANDS (CONTINUED)

Norsk Hydro ASA, Class B                                                               453   $        33,089
Oce NV                                                                              21,952           343,155
Orkla ASA                                                                              571            15,832
Qiagen NV+                                                                             422             4,776
Randstad Holding NV                                                                    147             5,331
Reed Elsevier NV                                                                     2,253            29,055
Rodamco Europe NV                                                                      143             9,381
Royal Dutch Petroleum Co.                                                            6,690           345,017
Royal Numico N.V.+                                                                     480            15,305
TPG NV                                                                               1,002            24,510
Unilever NV                                                                          1,835           105,702
Vedior NV                                                                              529             8,190
Vendex NV+(2)                                                                          283             5,420
VNU NV                                                                              14,379           370,152
Wereldhave NV                                                                           66             5,700
Wolters Kluwer NV                                                                      891            15,014
                                                                                             ---------------
                                                                                                   3,210,002
                                                                                             ---------------

NEW ZEALAND -- 0.2%

Auckland International Airport, Ltd.                                                   783             3,789
Carter Holt Harvey, Ltd.                                                             2,801             4,271
Contact Energy, Ltd.                                                                   925             3,786
Fisher & Paykel Appliances Holdings, Ltd.                                              798             2,185
Fisher & Paykel Healthcare Corp.                                                       294             3,029
Fletcher Building, Ltd.                                                              1,390             5,624
Fletcher Challenge Forest, Ltd.+                                                       178               248
Independent Newpapers, Ltd.                                                            350             1,210
NGC Holdings, Ltd.                                                                     497             1,044
Sky City Entertainment, Ltd.                                                         1,336             4,183
Sky Network Television, Ltd.+                                                          312             1,138
Telecom Corp. of New Zealand, Ltd.                                                   6,218            24,820
Tower, Ltd.+                                                                           921             1,323
Warehouse Group                                                                     43,041           123,384
Waste Management NZ Ltd.                                                               317             1,134
                                                                                             ---------------
                                                                                                     181,168
                                                                                             ---------------

NORWAY -- 0.6%

Den Norke Bank ASA                                                                   2,154            17,098
Frontline, Ltd.                                                                        100             4,703
Norske Skogindustrier ASA, Class A                                                     320             5,760
Petroleum Geo Svs+                                                                      50             2,449
Schibsted ASA                                                                          100             2,135
Smedvig SA                                                                             200             2,624
Statoil ASA                                                                          1,726            24,829
Storebrand ASA                                                                         700             5,296
Tanderg ASA                                                                            400             3,622
Telenor ASA                                                                         55,706           425,582
Tomra Systems ASA                                                                      500             1,893
Yara International ASA+                                                                653             6,960
                                                                                             ---------------
                                                                                                     502,951
                                                                                             ---------------

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
                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

PORTUGAL -- 0.1%

Banco Comercial Portugues SA                                                         5,752   $        12,518
Banco Espirito Santo SA                                                                336             5,620
Banco BPI SA                                                                         1,097             4,120
Brisa-Auto Estradas de Portugal SA                                                   1,156             9,402
Cimpor Cimentos de Portugal SA                                                         646             3,334
Electricidade de Portugal SA                                                         5,779            16,889
Jeronimo Martins, SGPS SA+                                                             120             1,354
Portugal Telecom SGPS SA                                                             2,619            28,890
PT Multimedia Servicos                                                                 150             3,348
Sonae SGPS SA                                                                        2,889             3,233
                                                                                             ---------------
                                                                                                      88,708
                                                                                             ---------------

RUSSIA -- 0.9%

Mobile Telesystems ADR                                                               1,200           173,988
Uralsvyazinform Sponsored ADR                                                       10,750            77,884
Vimpel-Communication Sponsored ADR+                                                  3,800           413,440
YUKOS ADR                                                                            5,903            95,038
                                                                                             ---------------
                                                                                                     760,350
                                                                                             ---------------

SINGAPORE -- 1.7%

Allgreen Properties, Ltd.                                                            2,000             1,318
Altadis SA                                                                             885            30,156
Ascendas Real Esta                                                                   1,000               920
Banco Bilbao Vizcaya SA                                                             40,263           554,787
Capitaland, Ltd.                                                                     4,000             4,250
Capitamall Trust                                                                     3,000             2,921
Chartered Semiconductors Manufacturing, Ltd.+                                        3,000             1,834
City Developments, Ltd.                                                              2,000             7,777
Comfortdelgro Corp., Ltd.                                                            6,000             4,666
Creative Technology, Ltd.                                                              200             2,208
Cycle & Carriage Ltd.                                                                1,000             4,898
Datacraft Asia, Ltd.+                                                                2,000             1,430
DBS Group Holdings, Ltd.                                                             3,163            30,043
Endesa SA                                                                            3,059            58,318
Haw Parnership Corp., Ltd.                                                           1,040             3,062
Iberdrola SA                                                                         2,460            51,090
Keppel Corp., Ltd.                                                                   2,000             9,380
Keppel Land, Ltd.                                                                  169,000           190,620
Oversea-Chinese Banking Corp., Ltd.                                                  3,050            25,349
Parkway Holdings, Ltd.                                                               3,000             2,369
SembCorp Industries, Ltd.                                                            4,000             3,491
SembCorp Logistics, Ltd.                                                             2,000             2,695
SembCorp Marine, Ltd.                                                                2,000             1,235
Singapore Airlines, Ltd.                                                             2,000            12,942
Singapore Exchange, Ltd.                                                             3,000             3,152
Singapore Land, Ltd.                                                                 1,000             2,707
Singapore Post, Ltd.                                                                 4,000             1,900
Singapore Press Holdings, Ltd.                                                       4,250            11,959
Singapore Technologies Engineering, Ltd.                                             4,000             4,987
Singapore Telecommunications, Ltd.                                                  18,580            25,810
SMRT Corp.                                                                           3,000             1,291
ST Assembly Test Services, Ltd.+                                                     2,000             1,235

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SINGAPORE (CONTINUED)

United Overseas Bank, Ltd.                                                          15,000   $       121,995
United Overseas Bank, Ltd.                                                           1,000             1,300
Venture Manufacturing, Ltd.                                                          1,000             9,795
Want Want Holdings, Ltd.                                                           149,700           155,688
Wing Tai Holdings, Ltd.                                                              2,000             1,074
                                                                                             ---------------
                                                                                                   1,350,652
                                                                                             ---------------

SOUTH KOREA -- 1.3%

Electrolux AB, Series B                                                                840            15,345
Hyundai Motor Co. GDR+*                                                             22,410           513,637
NHN Corp.                                                                            3,660           306,086
Samsung Electronics Co., Ltd. GDR                                                      600           118,800
Samsung Electronics Co., Ltd. GDR*                                                     500            99,000
                                                                                             ---------------
                                                                                                   1,052,868
                                                                                             ---------------

SPAIN -- 4.6%

Acciona SA                                                                              91             5,834
Acerinox SA                                                                            591             8,173
Acs Actividades Co                                                                  13,053           238,134
Amadeus Global Travel Distrubution SA, Class A                                       1,041             8,247
Antena de Television SA+                                                                63             3,754
Autopistas, Concesionaria Espanda SA                                                   825            15,420
Banco Popular Espanol SA                                                               510            28,376
Banco Santander Central Hispano SA                                                  13,780           134,695
Corp Mapfre SA                                                                      29,843           350,716
Empresa Nacional Celulosas SA                                                        7,000           193,255
Fadesa Inmobiliaria SA+                                                             24,000           349,800
Fomento de Construcciones y Contratas SA                                               146             5,427
Gamesa Corp Tecno                                                                      351             5,155
Gas Natural SDG, SA                                                                    503            12,448
Gestivision Telecinco SA+                                                           20,200           365,758
Grupo Ferrovial SA                                                                   7,811           349,210
Iberia Lineas Aereas de Espana SA                                                   97,294           269,818
Indra Sistemas SA                                                                   27,103           361,321
Industria de Diseno Textil SA (Inditex)                                                700            17,323
Metrovacesa SA                                                                         115             4,709
NH Hoteles SA                                                                          249             2,762
Promotora de Informaciones SA                                                          245             4,525
Prosegur, Compania de Securidad SA                                                  17,500           288,577
Repsol YPF SA                                                                        2,939            64,619
Sociedad General de Aguas de Barcelona SA                                              182             3,203
Sogecable SA+                                                                          120             4,835
Telefonia Publicidad Informacion SA                                                    531             3,718
Telefonica SA                                                                       46,847           702,020
Union Fenosa SA                                                                        684            15,558
Vallehermoso SA                                                                        333             4,721
Zeltia SA                                                                              483             3,334
                                                                                             ---------------
                                                                                                   3,825,445
                                                                                             ---------------

SWEDEN -- 2.2%

Alfa Laval AB                                                                          300             4,368
Assa Abloy AB, Class B                                                                 800            10,027

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SWEDEN (CONTINUED)

Atlas Copco AB, Class A                                                                352   $        13,538
Atlas Copco AB, Class B                                                                200             7,046
Axfood AB                                                                               50             1,353
Billerud AB                                                                            200             3,091
Capio AB+                                                                              400             3,791
Castellum AB                                                                           200             5,796
D Carnegie & Co. AB                                                                    200             1,978
Drott AB, Class B+                                                                     200             3,269
Elekta AB+                                                                             200             4,862
Eniro AB                                                                               500             4,327
Gambro AB, Class A                                                                     700             8,028
Gambro AB, Class B                                                                     200             2,246
Getinge AB                                                                          36,000           437,607
Hennes & Mauritz AB, Class B                                                         1,500            41,309
Hoganas AG                                                                             100             2,314
Holmen AB, Class B                                                                     100             2,953
Lundin Petroleum AB+                                                                   500             2,946
Modern Times Group, B Shares+                                                          181             3,381
Nordea AB                                                                            6,700            54,756
OM AB+                                                                                 400             4,752
Sandvik AB                                                                             700            24,181
SAS AB+                                                                                200             1,483
Scania AB, Series B                                                                    300            10,157
Securitas AB, Class B                                                                  892            11,884
Skandia Forsakrings AB                                                              89,579           354,354
Skandinaviska Enskilda Banken AB, Class A                                            1,400            21,633
Skanska AB, Class B                                                                  1,116            11,612
SKF AB, Class B                                                                        269            10,216
SSAB Svenskt Stal AB, Series A                                                         200             3,791
SSAB Svenskt Stal AB, Series B                                                         200             3,667
Svenska Cellulosa AB, Class B                                                          533            20,718
Svenska Handelsbanken AB, Class A                                                    1,773            37,138
Swedish Match Co.                                                                    1,000            10,576
Tele2 AB, Class B                                                                      300            11,167
Telefonaktiebolaget LM Ericsson, Class B+                                          194,057           602,388
Telia AB                                                                             5,959            28,975
Trelleborg AB, Class B                                                                 200             2,967
Volvo AB, Class A                                                                      300            10,199
Volvo AB, Class B                                                                      670            23,651
Wihlborgs Fastighetar AB                                                               100             1,573
WM-data AB, Class B                                                                  1,000             1,786
                                                                                             ---------------
                                                                                                   1,827,854
                                                                                             ---------------

SWITZERLAND -- 6.5%

ABB, Ltd.+                                                                           5,982            36,608
Actelion NV+                                                                         3,550           364,936
Adecco SA                                                                              419            20,863
Ciba Specialty Chemicals AG+                                                           220            13,729
Clariant AG                                                                            738             8,861
Compagnie Financiere Richemont AG, Class A(1)                                        1,675            46,477
Credit Suisse Group+                                                                15,500           496,065
Geberit AG                                                                             561           437,032

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SWITZERLAND (CONTINUED)

Givaudan SA                                                                             23   $        14,020
Holcim, Ltd.                                                                           590            31,202
Kudelski SA+                                                                           104             2,965
Kuoni Reisen Holdings                                                                    9             3,339
Logitech International SA+                                                             137             6,657
Lonza Group AG                                                                         121             5,486
Micronas Semiconductor Holding AG+                                                     102             4,342
Nestle SA                                                                            3,697           849,168
Nobel Biocare Holding AG                                                             2,773           431,489
Novartis AG                                                                         21,046           983,719
Phonak Holding AG                                                                      135             4,342
Rieter Holding AG                                                                       14             3,800
Roche Holdings AG-Genusschein                                                        2,255           233,622
Schindler Holding AG                                                                    18             5,132
Serono SA, Class B                                                                      20            12,384
SEZ Holding AG+                                                                      5,160           117,277
Societe Generale Surveillance Holdings SA                                               13             7,152
Straumann AG                                                                            24             5,108
Sulzer AG                                                                               11             3,304
Swatch Group AG                                                                        197             5,435
Swatch Group AG, Class B                                                               107            14,480
Swiss Re                                                                             1,033            59,608
Swisscom AG                                                                             84            29,211
Syngenta AG+                                                                         2,319           221,629
Synthes, Inc.                                                                          147            16,056
UBS AG                                                                               3,435           242,490
Unaxis Holding AG                                                                       36             3,180
Valora Holdings AG                                                                      12             2,525
Zurich Financial Services AG+                                                        4,101           586,257
                                                                                             ---------------
                                                                                                   5,329,950
                                                                                             ---------------

TAIWAN -- 0.4%

Hon Hai Precision Industry Co., Ltd. GDR                                            47,585           347,370
                                                                                             ---------------

UNITED KINGDOM -- 17.9%

3i Group, PLC                                                                        1,969            19,820
Aegis Group, PLC                                                                     3,571             6,261
Aggreko, PLC                                                                           816             2,107
Alliance Unichem, PLC                                                                  800             9,662
AMEC, PLC                                                                              960             5,519
Amvescap, PLC                                                                        2,339            12,663
ARM Holdings, PLC                                                                    3,285             4,971
Arriva                                                                                 621             5,008
Associated British Ports Holdings, PLC                                               1,024             8,183
AstraZeneca Group, PLC                                                               5,381           220,858
Aviva, PLC                                                                           7,247            71,899
BAA, PLC                                                                             3,439            34,493
BAE Systems, PLC                                                                     9,826            40,018
Balfour Beatty, PLC                                                                  1,349             6,808
Barclays, PLC                                                                       20,658           198,402
Barratt Developments, PLC                                                              768             7,877
BBA Group, PLC                                                                       1,448             7,019

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Bellway, PLC                                                                           357   $         4,723
Berkeley Group, PLC                                                                    346             7,950
BG Group, PLC                                                                       11,344            76,264
BHP Billiton, PLC                                                                    7,924            83,498
BOC Group, PLC                                                                       1,598            25,598
Boots Group, PLC                                                                     2,458            28,596
BP Amoco, PLC                                                                       70,108           670,150
BPB Industries, PLC                                                                  1,585            12,293
British Airways, PLC+                                                                1,737             6,531
British American Tobacco, PLC                                                        4,921            71,428
British Land Co., PLC                                                                1,565            21,099
British Sky Broadcasting Group, PLC                                                 31,795           276,123
BT Group, PLC                                                                       27,532            89,679
Bunzl, PLC                                                                           1,441            10,869
Cable & Wireless, PLC                                                                7,659            13,567
Cadbury Schweppes, PLC                                                               6,659            51,284
Cairn Energy PLC+                                                                   14,500           380,994
Capita Group, PLC                                                                    2,136            12,734
Carnival, PLC                                                                        9,813           483,141
Cattles, PLC                                                                         1,052             6,296
Centrica, PLC                                                                       13,733            62,463
Close Brothers Group, PLC                                                              393             4,932
Cobham, PLC                                                                            355             8,569
Compass Group, PLC                                                                   6,917            27,638
Cookson Group, PLC+                                                                  6,074             3,302
Corus Group, PLC+                                                                   12,816            11,844
CSR, PLC+                                                                           29,500           189,772
Daily Mail & General Trust                                                             979            12,747
Davis Service Group                                                                    648             4,345
De La Rue, PLC                                                                         587             3,311
Diageo, PLC                                                                         26,659           333,330
Dixons Group, PLC                                                                    6,256            19,357
Eircom Group, PLC+                                                                   1,492             2,802
Electrocomponents, PLC                                                               1,397             7,873
EMAP, PLC                                                                              833            11,366
EMI Group, PLC                                                                       2,532            10,129
Enterprise Inns, PLC                                                                 1,122            11,589
FirstGroup, PLC                                                                      1,291             6,866
FKI, PLC                                                                             1,867             4,060
Friends Provident, PLC                                                               6,086            15,357
George Wimpey, PLC                                                                   1,249             9,099
GKN, PLC                                                                             2,357             9,172
GlaxoSmithKline, PLC                                                                46,241           997,978
Grafton Group, PLC+(1)                                                                 548             5,091
Great Portland Estates, PLC                                                            489             2,499
Group 4 Securicor, PLC+                                                              3,654             7,681
GUS, PLC                                                                             3,256            53,102
Hammerson, PLC                                                                         886            11,624
Hanson, PLC                                                                          2,366            17,536
Hays, PLC                                                                            5,572            13,404
HBOS, PLC                                                                           44,933           607,416
Hill William, PLC                                                                   37,339           360,977

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Hilton Group, PLC                                                                    5,080   $        25,476
HMV Group, PLC                                                                       1,232             5,096
HSBC Holdings, PLC (London)                                                         35,379           562,247
ICAP, PLC                                                                            1,481             5,904
IMI, PLC                                                                             1,134             7,316
Imperial Chemical Industries, PLC                                                    3,824            14,621
Imperial Tobacco Group, PLC                                                          2,341            51,075
Inchcape                                                                               241             6,808
Intertek Group, PLC                                                                 31,095           338,083
Invensys, PLC+                                                                      18,262             3,723
ITV, PLC                                                                            13,352            26,070
J. Sainsbury, PLC                                                                    4,367            20,159
Johnson Matthey, PLC                                                                   704            12,183
Kesa Electricals, PLC                                                               65,200           334,361
Kidde, PLC                                                                           2,701             6,045
Kingfisher, PLC                                                                      7,489            41,832
Land Securities Group, PLC                                                           1,495            31,778
Legal & General Group, PLC                                                          20,883            37,558
Liberty International, PLC                                                             774            11,599
Linde AG                                                                               267            15,407
Lloyds TSB Group, PLC                                                               17,966           140,480
Logica, PLC                                                                          2,407             7,557
London Stock Exchange, PLC                                                             816             5,101
Man Group, PLC                                                                       8,111           174,759
Marconi Corp.+                                                                         641             6,749
Marks & Spencer Group, PLC                                                           7,304            45,398
Meggitt, PLC                                                                         1,355             5,991
Mfi Furniture Group, PLC                                                             1,992             3,808
Michael Page International, PLC                                                    101,100           338,926
Misys, PLC                                                                           1,710             6,073
Mitchells & Butler, PLC                                                              1,676             8,268
mm02, PLC+                                                                         123,335           219,584
National Express Group, PLC                                                            439             5,409
National Grid Group, PLC                                                             9,885            83,518
National Power, PLC+                                                                 3,554             9,322
Next Group                                                                          12,440           368,119
Novar, PLC                                                                           1,383             2,907
Ocean Group, PLC                                                                    16,938           209,942
Pearson, PLC                                                                         2,576            27,588
Peninsular & Oriental Steam Navigation Co.                                           2,368            11,285
Persimmon, PLC                                                                         876            10,501
Peter Hambro Mining, PLC+                                                           20,600           169,288
Pilkington, PLC                                                                      3,272             5,366
Premier Farnell, PLC                                                                63,465           222,247
Provident Financial, PLC                                                               816             8,332
Prudential, PLC                                                                     49,836           406,837
Punch Taverns                                                                          797             7,279
Quintus Corp.                                                                        2,300            26,195
Railtrack Group, PLC+(2)(5)                                                            207                64
Rank Group, PLC                                                                      1,921             9,730
Reckitt Benckiser, PLC                                                               8,992           220,626
Reed Elsevier, PLC                                                                   4,084            35,893

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Rentokil Initial, PLC                                                                5,834   $        15,911
Reuters Group, PLC                                                                   4,602            25,977
Rexam, PLC                                                                           1,765            13,545
Rio Tinto, PLC                                                                       3,427            92,282
RMC Group, PLC                                                                         854            13,146
Rolls Royce Group, PLC                                                               4,852            22,267
Royal & Sun Alliance Insurance Group, PLC                                            9,275            12,017
Royal Bank of Scotland Group, PLC                                                   27,264           788,505
Ryanair Holdings, PLC ADR+                                                             212             6,190
SABMiller, PLC                                                                       2,569            33,960
Sage Group, PLC                                                                      4,110            12,084
Schroders, PLC                                                                         398             4,468
Scottish & Newcastle, PLC                                                            2,586            17,690
Scottish and Southern Energy, PLC                                                    2,753            38,862
Scottish Power, PLC                                                                  5,971            45,715
Serco Group, PLC                                                                     1,396             5,439
Severn Trent, PLC                                                                    1,107            17,613
Shell Transport & Trading Co., PLC                                                  31,012           227,878
Signet Group, PLC                                                                    5,543            11,501
Slough Estates, PLC                                                                  1,340            11,309
Smith & Nephew, PLC                                                                  2,997            27,589
Smiths Group, PLC                                                                    1,801            24,216
SSL International, PLC                                                                 607             3,047
Stagecoach Group, PLC                                                                2,518             4,164
Tate & Lyle, PLC                                                                     1,315             9,198
Taylor Woodrow, PLC                                                                  1,856             8,854
Tesco, PLC                                                                          24,793           128,155
Tomkins, PLC                                                                         2,480            11,909
Trinity Mirror, PLC                                                                    943            11,244
Unilever, PLC                                                                        8,881            72,379
United Business Media, PLC                                                           1,077             9,109
United Utilities, PLC                                                                1,787            17,988
United Utilities, PLC Class A                                                          992             6,597
Vodafone Group, PLC                                                                658,307         1,577,634
Whitbread, PLC                                                                         955            14,260
William Morrison Supermarkets, PLC                                                  56,252           196,223
Wolseley, PLC                                                                       25,218           431,156
WPP Group, PLC                                                                      60,044           559,805
Yell Group, PLC                                                                      2,239            14,302
Yorkshire Water, PLC                                                                 1,206            11,703
                                                                                             ---------------
                                                                                                  14,757,990
                                                                                             ---------------
TOTAL COMMON STOCK (cost $68,686,119)                                                             75,781,656
                                                                                             ---------------

PREFERRED STOCK -- 0.6%

AUSTRALIA -- 0.1%

News Corp., Ltd.                                                                     8,697            68,872
                                                                                             ---------------

GERMANY -- 0.5%

Fresenius Medical Care AG                                                               83             4,526
Henkel KGaA                                                                            189            13,907
Porsche AG                                                                              25            16,265
ProSiebenSat1. Media AG                                                             19,363           357,345
RWE AG                                                                                 124             5,023
Volkswagen VKW AG                                                                      337             9,182
                                                                                             ---------------
                                                                                                     406,248
                                                                                             ---------------

                                                                                                  VALUE
                                                                                  SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (CONTINUED)

NEW ZEALAND -- 0.0%

Tenon, Ltd.+                                                                           298   $           416
                                                                                             ---------------
TOTAL PREFERRED STOCK (cost $419,147)                                                                475,536
                                                                                             ---------------

WARRANTS -- 0.0%+

HONG KONG -- 0.0%

Hopewell Highway Expires 08/05/06(2)                                                   100                12
Kingboard Chemical Expires 12/31/06(2)(5)                                              200                 0
                                                                                             ---------------
                                                                                                          12
                                                                                             ---------------

SINGAPORE -- 0.0%

City Developments Expires 05/10/06(2)                                                  100               245
                                                                                             ---------------
TOTAL WARRANTS (cost $0)                                                                                 257
                                                                                             ---------------

RIGHTS -- 0.0%+

BELGIUM -- 0.0%

Colruyt SA Expires 03/31/05 (cost $0)(2)                                             2,956             4,044
                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 0.9%

UNITED STATES -- 0.9%

iShares MSCI EAFE Index Fund (cost $777,683)(3)                                      5,500           777,700
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $69,882,949)                                                    77,039,193
                                                                                             ---------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 2.0%

U.S. GOVERNMENT AGENCIES -- 1.1%

Federal Home Loan Bank Cons. Disc. Notes 1.50% due 10/01/04(3)                $    900,000           900,000
                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 1.65% due 12/16/04(3)                                  90,000            89,692
                                                                                             ---------------

TIME DEPOSIT -- 0.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.35% due 10/01/04(3)         630,000           630,000
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $1,619,687)                                                      1,619,692
                                                                                             ---------------

                                                                                 PRINCIPAL        VALUE
                                                                                  AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.9%

Agreement with State Street Bank & Trust Co., bearing interest at
  0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of
  $648,012 and collateralized by $455,000 of United States Treasury
  Bonds, bearing interest at 8.75%, due 08/15/20 and having an
  approximate value of $667,144                                               $    648,000   $       648,000

Agreement with State Street Bank & Trust Co., bearing interest at
  0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of
  $327,006 and collateralized by $230,000 of United States Treasury
  Bonds, bearing interest at 8.75%, due 08/15/20 and having an
  approximate value of $337,238                                                    327,000           327,000

Agreement with State Street Bank & Trust Co., bearing interest at
  0.90%, dated 09/30/04, to be repurchased 10/01/04 in the amount of
  $630,016 and collateralized by $440,000 of United States Treasury
  Bonds, bearing interest at 8.75%, due 08/15/20 and having an
  approximate value of $645,150                                                    630,000           630,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,605,000)                                                      1,605,000
                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $73,107,636)@                                                  97.3%                     80,263,885
Other assets less liabilities --                                         2.7                       2,208,514
                                                                       -----                 ---------------
NET ASSETS --                                                          100.0%                $    82,472,399
                                                                       =====                 ===============

------
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $612,637 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@   See Note 3 for cost of investments on a tax basis.
(1) Consists of more than one class of securities traded together as a unit.
(2) Fair valued security; see Note 2
(3) The security or a portion thereof represents collateral for open futures contracts.
(4) When-issued security
(5) Illiquid security
(6) The security represents collateral for when-issued security.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

OPEN FUTURES CONTRACTS

                                                                          VALUE AS OF     UNREALIZED
NUMBER OF                                   EXPIRATION      VALUE AT     SEPTEMBER 30,   APPRECIATION
CONTRACTS     DESCRIPTION                      DATE        TRADE DATE        2004       (DEPRECIATION)
------------------------------------------------------------------------------------------------------
 1  Long      Dow Jones STOXX 50           December 2004   $    64,020    $    63,516    $      (504)
 1  Long      Hang Seng Index              October 2004         86,054         85,092           (962)
46  Long      MSCI Pan-Euro Index          December 2004        35,229         20,711        (14,518)
 2  Long      NIKKEI 225                   December 2004     2,499,465      2,496,650         (2,815)
 1 Short      OMX Index                    October 2004          9,513          9,632           (119)
 2  Long      OMX Index                    October 2004          9,372          9,610            238
 1  Long      S&P ASX 200 Index            December 2004       197,554        198,128            574
 1  Long      SGX MSCI Singapore Index     October 2004         29,170         28,748           (422)
 3  Long      Tokyo Price Index            December 2004       213,219        205,326         (7,893)
 3  Long      Tokyo Price Index            December 2004       325,234        315,248         (9,986)
                                                                                         -----------
                                                                                         $   (36,407)
                                                                                         ===========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                           IN                          DELIVERY              GROSS UNREALIZED
     TO DELIVER                      EXCHANGE FOR                      DATE                  APPRECIATION
-----------------------------------------------------------------------------------------------------------
USD        1,304,530              JPY     144,150,532                10/29/04              $          7,716
USD        1,158,786              GBP         650,638                11/19/04                        15,458
USD          110,668              DKK       6,710,267                11/30/04                         1,414
USD        1,077,847              AUD       1,508,745                11/29/04                        13,970
                                                                                           ----------------
                                                                                           $         38,558
                                                                                           ================

      CONTRACT                           IN                          DELIVERY              GROSS UNREALIZED
     TO DELIVER                      EXCHANGE FOR                      DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
CHF          518,417              USD         411,768                11/22/04              $         (5,389)
EUR          466,493              USD         573,476                10/27/04                        (6,542)
HKD        5,164,979              USD         663,580                12/14/04                           (72)
NOK        1,234,047              USD         180,353                11/18/04                        (3,596)
SEK          952,524              USD         127,573                12/10/04                        (3,212)
SGD           48,350              USD          28,610                11/19/04                          (115)
                                                                                           ----------------
                                                                                                    (18,926)
                                                                                           ----------------
Net Unrealized Appreciation (Depreciation)                                                 $         19,632
                                                                                           ================

----------
AUD -- Australian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro Dollar
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- United States Dollar

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Agencies                       33.0%
U.S. Treasuries                                26.2%
Repurchase Agreements                          11.9%
Financial Services                             11.2%
Banks                                           3.1%
Insurance                                       2.7%
Broadcasting & Media                            2.4%
Electric Utilities                              2.3%
Telecommunications                              2.0%
Energy Sources                                  1.0%
Leisure & Tourism                               1.0%
Automotive                                      0.9%
Food, Beverage & Tobacco                        0.9%
Gas & Pipeline Utilities                        0.8%
Metals & Minerals                               0.7%
Real Estate Investment Trusts                   0.7%
Business Services                               0.6%
Energy Services                                 0.6%
Forest Products                                 0.6%
Health Services                                 0.6%
Real Estate Companies                           0.5%
Household Products                              0.4%
Telephone                                       0.4%
Chemicals                                       0.3%
Drugs                                           0.3%
Aerospace & Military Technology                 0.2%
Computers & Business Equipment                  0.2%
Entertainment Products                          0.2%
Foreign Government                              0.2%
Medical Products                                0.2%
Multi-Industry                                  0.2%
Retail                                          0.2%
Plastic                                         0.1%
                                              -----
                                              106.6%
                                              =====

CREDIT QUALITY+#

Government/Agency/Treasury                     63.3%
AAA                                             4.9%
AA                                              0.6%
A                                               9.4%
BBB                                            20.2%
BB                                              0.8%
Not rated@                                      0.8%
                                              -----
                                              100.0%
                                              =====

*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                PRINCIPAL         VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.1%

FINANCE -- 2.1%

FINANCIAL SERVICES -- 2.1%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                  $    350,000   $       349,639
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08         190,000           189,902
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11         100,000           100,326
Capital One Secured Note Trust, Series 2001-7A A 3.85% due 08/15/07                202,000           202,177
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07                       165,000           167,747
CIT Equipment Collateral, Series 2001-A A4 4.84% due 09/20/12                      115,530           116,322
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A2 5.36% due
  03/30/07                                                                          31,947            32,345
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5 6.21% due
  12/30/11                                                                         200,000           221,210
Ford Credit Auto Owner Trust, Series 2001-E A4 4.01% due 03/15/06                  106,700           107,240
Ford Credit Auto Owner Trust, Series 2002-A A3A 3.62% due 01/15/06                  20,040            20,081
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12              220,000           220,788
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10              189,328           193,271
Honda Auto Receivables Owner Trust, Series 2002-1 A3 3.50% due 10/17/05              7,216             7,222
Household Affinity Credit Card Master Note Trust, Series 2003-2 A 2.18%
  due 02/15/08                                                                     200,000           198,699
Nissan Auto Receivables Owner Trust, Series 2002-B A4 4.60% due 09/17/07           200,000           202,612
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09           410,000           404,861
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08                   300,000           300,898
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11                     400,000           401,378
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                     145,000           144,940
                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $3,586,492)                                                    3,581,658
                                                                                             ---------------

BONDS & NOTES -- 91.5%

CONSUMER DISCRETIONARY -- 1.5%

AUTOMOTIVE -- 0.9%
DaimlerChrysler AG 7.45% due 03/01/27                                              100,000           109,490
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                250,000           252,241
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                290,000           314,653
DaimlerChrysler NA Holding Corp. 7.20% due 09/01/09                                120,000           135,068
Ford Motor Co. 6.38% due 02/01/29                                                  150,000           131,838
Ford Motor Co. 7.45% due 07/16/31(3)                                               610,000           598,123

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Centex Corp. 7.50% due 01/15/12                                                    130,000           149,998
Centex Corp. 7.88% due 02/01/11                                                     50,000            58,291
Lennar Corp. 7.63% due 03/01/09                                                     60,000            67,951
Pulte Homes, Inc. 7.88% due 08/01/11                                               200,000           232,870
Toll Brothers, Inc. 6.88% due 11/15/12                                             120,000           133,828

RETAIL -- 0.2%
CVS Corp. 4.00% due 09/15/09*                                                      115,000           115,049
Staples, Inc. 7.13% due 08/15/07                                                    85,000            92,964
Staples, Inc. 7.38% due 10/01/12                                                    50,000            57,920
                                                                                             ---------------
                                                                                                   2,450,284
                                                                                             ---------------

                                                                                PRINCIPAL         VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 0.9%

FOOD, BEVERAGE & TOBACCO -- 0.9%
Altria Group, Inc. 7.00% due 11/04/13                                         $     55,000   $        57,385
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                 105,000           118,650
ConAgra Foods, Inc. 8.25% due 09/15/30                                             100,000           130,366
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11                           75,000            57,375
Kraft Foods, Inc. 5.63% due 11/01/11                                               150,000           158,438
Kraft Foods, Inc. 6.25% due 06/01/12                                               110,000           120,178
Kroger Co. 6.75% due 04/15/12                                                      200,000           223,665
Miller Brewing Co. 4.25% due 08/15/08*                                             200,000           203,309
Philip Morris Cos., Inc. 6.38% due 02/01/06                                         40,000            41,330
Philip Morris Cos., Inc. 7.65% due 07/01/08                                         70,000            76,145
Tyson Foods, Inc. 8.25% due 10/01/11                                               230,000           272,581
                                                                                             ---------------
                                                                                                   1,459,422
                                                                                             ---------------

ENERGY -- 1.6%

ENERGY SERVICES -- 0.6%
Enterprise Products Operating LP 4.63% due 10/15/09*                               110,000           110,914
Enterprise Products Operating LP 6.65% due 10/15/34*                                60,000            60,153
Halliburton Co. 5.50% due 10/15/10                                                  50,000            52,379
Halliburton Co. 7.60% due 08/15/96                                                 120,000           135,663
Motiva Enterprises, LLC 5.20% due 09/15/12*                                        125,000           129,151
Pacificorp. 4.95% due 08/15/14                                                     250,000           253,119
Tesoro Petroleum Corp. 8.00% due 04/15/08                                          100,000           108,000
Xcel Energy, Inc. 7.00% due 12/01/10                                               200,000           226,183

ENERGY SOURCES -- 1.0%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                  180,000           234,923
Devon Financing Corp., ULC 6.88% due 09/30/11                                      220,000           248,219
Empresa Nacional de Petroleo ENAP 4.88% due 03/15/14*                              130,000           128,122
Husky Energy, Inc. 6.25% due 06/15/12                                              160,000           174,025
Pemex Project Funding Master Trust 9.13% due 10/13/10                              680,000           809,200
                                                                                             ---------------
                                                                                                   2,670,051
                                                                                             ---------------

FINANCE -- 13.8%

BANKS -- 3.1%
Bank of America Corp. 4.25% due 10/01/10                                           200,000           200,519
Bank of America Corp. 6.25% due 04/15/12(3)                                        500,000           552,708
Bank of America Corp. 7.40% due 01/15/11                                           160,000           186,471
Bank One Corp. 5.90% due 11/15/11                                                  260,000           278,314
Capital One Bank 4.25% due 12/01/08                                                300,000           303,572
Export Import Bank of Korea 4.13% due 02/10/09*                                    150,000           149,964
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35             300,000           326,010
First Union National Bank 7.80% due 08/18/10                                       300,000           353,368
HBOS, PLC 6.00% due 11/01/33*                                                      265,000           271,598
HSBC Bank USA 4.63% due 04/01/14                                                   300,000           294,130
Independence Community Bank Corp. 3.75% due 04/01/09(1)                            230,000           223,422
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                         550,000           618,781
MBNA America Bank 5.38% due 01/15/08                                               260,000           272,623
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                            200,000           206,346
Nationsbank Corp. 6.80% due 03/15/28                                               100,000           111,895
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                            250,000           295,409
Popular North America, Inc. 4.25% due 04/01/08                                     180,000           184,496
Wells Fargo & Co. 6.38% due 08/01/11                                               200,000           222,983

                                                                                PRINCIPAL         VALUE
                                                                                 AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 8.0%
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44% due
  06/16/30(5)                                                                 $    200,000   $       218,305
Bear Stearns Commercial Mtg. Secs, Inc., Series 1999 WF2 A2 7.08% due
  07/15/31(5)                                                                      300,000           336,664
Bear Stearns Commercial Mtg. Secs, Inc., Series 2001-TOP2 A2 6.48% due
  02/15/35(5)                                                                      350,000           391,391
Bear Stearns Commercial Mtg. Secs, Inc., Series 2001-TOP4 A3 5.61% due
  11/15/33(5)                                                                      200,000           213,081
Boeing Capital Corp. 4.75% due 08/25/08                                            230,000           239,806
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% due
  05/18/30(5)                                                                      189,283           205,807
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due
  11/18/30(5)                                                                      200,000           218,508
CIT Group, Inc. 6.50% due 02/07/06                                                 250,000           261,916
Citigroup, Inc. 5.00% due 09/15/14*                                                533,158           533,821
Citigroup, Inc. 6.50% due 01/18/11                                                 400,000           448,764
Credit Suisse First Boston USA, Inc. 5.50% due 08/15/13                             70,000            72,763
Credit Suisse First Boston USA, Inc. 6.13% due 11/15/11                            190,000           207,002
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12                            200,000           222,182
Duke Capital, LLC 5.67% due 08/15/14                                               120,000           122,393
ERAC USA Finance Co. 7.35% due 06/15/08*                                            90,000           100,716
ERAC USA Finance Co. 8.00% due 01/15/11*                                           130,000           154,071
First Union-Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% due
  06/15/31(5)                                                                      300,000           331,079
Ford Motor Credit Co. 6.50% due 01/25/07                                           370,000           391,897
Ford Motor Credit Co. 7.38% due 10/28/09                                           150,000           164,300
Ford Motor Credit Co. 7.38% due 02/01/11                                           280,000           304,504
Frank Russell Co. 5.63% due 01/15/09*                                              100,000           107,454
General Electric Capital Corp., Series A 5.38% due 03/15/07                        100,000           105,245
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12(3)                  490,000           538,338
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                     200,000           230,181
General Motors Acceptance Corp. 6.88% due 09/15/11                                 170,000           178,334
General Motors Acceptance Corp. 7.00% due 02/01/12                                 300,000           313,910
General Motors Acceptance Corp. 7.25% due 03/02/11                                 250,000           266,926
General Motors Acceptance Corp. 7.75% due 01/19/10                                 100,000           109,886
General Motors Acceptance Corp. 8.38% due 07/15/33                                 615,000           652,989
Goldman Sachs Capital I 6.35% due 02/15/34                                         335,000           336,444
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                       200,000           223,353
Household Finance Corp. 6.38% due 10/15/11(3)                                      420,000           462,926
J.P. Morgan Chase & Co. 5.13% due 09/15/14(3)                                      130,000           130,697
John Deere Capital Corp. 7.00% due 03/15/12                                        150,000           173,421
John Hancock Global Funding II 5.00% due 07/27/07*                                 200,000           209,420
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)              200,000           220,298
Morgan Stanley 4.75% due 04/01/14(3)                                               620,000           600,207
Morgan Stanley Capital I, Inc., Series 1998-WF1 A2 6.55% due 03/15/30              275,000           297,421
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2 6.54% due 07/15/30              200,000           217,713
Morgan Stanley Capital I, Inc., Series 1999-WF1 A2 6.21% due 11/15/31              300,000           324,345
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due
  02/15/33(5)                                                                      200,000           224,933
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% due
  04/15/34(5)                                                                      200,000           223,747
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(5)            200,000           219,131
Philip Morris Capital Corp. 7.50% due 07/16/09                                      40,000            41,972
Premium Asset Trust 4.13% due 03/12/09*                                            140,000           138,128
Pricoa Global Funding I Medium Term Note 3.90% due 12/15/08*                       200,000           200,065
Principal Life Global Funding I 6.13% due 10/15/33*                                160,000           167,479
Prudential Financial, Inc. 5.10% due 09/20/14                                      125,000           125,108
SB Treasury Co., LLC 9.40% due 06/30/08*(1)                                        110,000           129,447
Sun Life Canada US Capital Trust 8.53% due 05/29/49*                               350,000           403,049
UFJ Finance Aruba AEC 6.75% due 07/15/13                                           120,000           133,052
USA Education, Inc. 5.63% due 04/10/07                                             200,000           210,498
Verizon Global Funding Corp. 7.75% due 12/01/30                                    240,000           287,429

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 2.7%
Ace Capital Trust II 9.70% due 04/01/30                                       $    160,000   $       220,008
ACE INA Holdings, Inc. 8.30% due 08/15/06                                           50,000            54,574
Allstate Corp. 7.20% due 12/01/09                                                  200,000           229,811
American Financial Group, Inc. 7.13% due 04/15/09                                  140,000           153,371
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                      150,000           153,704
Anthem Insurance Co., Inc. 9.13% due 04/01/10*                                     135,000           167,029
Asif Global Financing 2.50% due 01/30/07*                                          150,000           148,098
Axa 8.60% due 12/15/30                                                             200,000           258,884
Dai-Ichi Mutual Life Insurance Co. 5.73% due 03/17/14*                             170,000           173,486
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05                              200,000           204,756
Farmers Insurance Exchange 8.63% due 05/01/24*                                     250,000           295,277
Fidelity National Financial, Inc. 7.30% due 08/15/11                               100,000           114,239
Hartford Life, Inc. 7.10% due 06/15/07                                             200,000           219,159
Jackson National Life Insurance Co. 5.25% due 03/15/07*                             85,000            89,437
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                   130,000           135,573
Marsh & McLennan Cos., Inc. 5.88% due 08/01/33                                     240,000           238,820
Mercury General Corp. 7.25% due 08/15/11                                           175,000           198,193
MMI Capital Trust 7.63% due 12/15/27                                               100,000           109,657
Protective Life Security 4.00% due 10/07/09                                        170,000           169,801
St. Paul Cos., Inc. 5.75% due 03/15/07                                             140,000           147,109
Torchmark Corp. 6.25% due 12/15/06                                                 120,000           128,079
Transamerica Capital II 7.65% due 12/01/26*                                        200,000           220,734
Unitrin, Inc. 5.75% due 07/01/07                                                   200,000           208,057
W.R. Berkley Capital Trust 8.20% due 12/15/45                                      260,000           281,499
XL Capital Finance, PLC 6.50% due 01/15/12                                         200,000           219,569
                                                                                             ---------------
                                                                                                  22,934,049
                                                                                             ---------------

HEALTHCARE -- 1.1%

DRUGS -- 0.3%
Schering-Plough Corp. 6.50% due 12/01/33                                           175,000           189,484
Wyeth 5.50% due 02/01/14                                                           200,000           203,790
Wyeth 6.95% due 12/21/04                                                           100,000           111,199

HEALTH SERVICES -- 0.6%
Anthem, Inc. 3.50% due 09/01/07                                                     80,000            80,013
Anthem, Inc. 6.80% due 08/01/12                                                     30,000            33,816
Cardinal Health, Inc. 6.75% due 02/15/11                                           220,000           236,799
Humana, Inc. 7.25% due 08/01/06                                                    200,000           213,503
Quest Diagnostics, Inc. 6.75% due 07/12/06                                         200,000           212,385
UnitedHealth Group, Inc. 5.20% due 01/17/07                                        110,000           114,927
WellPoint Health Networks, Inc. 6.38% due 01/15/12                                  45,000            49,670

MEDICAL PRODUCTS -- 0.2%
Beckman Coulter, Inc. 7.45% due 03/04/08                                           200,000           223,691
Boston Scientific Corp. 5.45% due 06/15/14                                         150,000           157,122
                                                                                             ---------------
                                                                                                   1,826,399
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 1.0%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Goodrich Corp. 7.63% due 12/15/12                                                  180,000           211,431
Raytheon Co. 4.85% due 01/15/11                                                    150,000           153,986

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.6%
Aramark Services, Inc. 7.00% due 07/15/06                                     $    180,000   $       191,219
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                          200,000           203,902
Monsanto Co. 4.00% due 05/15/08                                                     80,000            80,632
Monsanto Co. 7.38% due 08/15/12                                                    170,000           199,043
Waste Management, Inc. 6.88% due 05/15/09                                          200,000           223,358

MULTI-INDUSTRY -- 0.2%
Tyco International Group SA 6.38% due 10/15/11                                     200,000           221,184
Tyco International Group SA 6.75% due 02/15/11                                     150,000           168,763
                                                                                             ---------------
                                                                                                   1,653,518
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.6%

BROADCASTING & MEDIA -- 2.4%
AOL Time Warner, Inc. 6.75% due 04/15/11                                           150,000           166,409
AOL Time Warner, Inc. 6.88% due 05/01/12                                           210,000           234,292
AOL Time Warner, Inc. 7.63% due 04/15/31                                           230,000           264,730
AOL Time Warner, Inc. 7.70% due 05/01/32                                           100,000           116,280
Belo Corp. 8.00% due 11/01/08                                                      180,000           205,784
British Sky Broadcasting Group 6.88% due 02/23/09                                  150,000           165,776
Chancellor Media Corp. 8.00% due 11/01/08                                          125,000           141,753
Clear Channel Communications 5.00% due 03/15/12                                    260,000           256,516
Comcast Cable Communications, Inc. 6.75% due 01/30/11                              150,000           166,381
Comcast Cable Communications, Inc. 8.38% due 05/01/07                              250,000           279,269
Comcast Corp. 7.05% due 03/15/33                                                    45,000            49,367
Cox Communications, Inc. 7.88% due 08/15/09                                        200,000           223,156
Cox Enterprises, Inc. 7.88% due 09/15/10*                                          210,000           231,403
Grupo Televisa SA 8.00% due 09/13/11                                                30,000            34,350
Lenfest Communications, Inc. 8.38% due 11/01/05                                     40,000            42,275
Liberty Media Corp. 7.88% due 07/15/09                                              40,000            44,650
Liberty Media Corp. 8.25% due 02/01/30                                             210,000           233,081
News America Holdings, Inc. 8.45% due 08/01/34                                      20,000            26,120
News America, Inc. 6.63% due 01/09/08                                              290,000           316,209
Scholastic Corp. 5.00% due 04/15/13                                                215,000           211,050
Univision Communications, Inc. 3.88% due 10/15/08                                   25,000            24,894
Univision Communications, Inc. 7.85% due 07/15/11                                  140,000           164,515
USA Interactive 7.00% due 01/15/13                                                 390,000           426,810

ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co. 6.75% due 03/30/06                                                 200,000           210,794
Walt Disney Co. 7.30% due 02/08/05                                                 150,000           152,572

LEISURE & TOURISM -- 1.0%
American Airlines, Inc., Series 2003-1 3.86% due 01/09/12                           46,027            45,394
American Airlines, Inc., Series 99-1 7.02% due 10/15/09                            250,000           245,669
Continental Airlines, Inc., Series 98-3 6.32% due 11/01/08                         200,000           194,975
Delta Air Lines, Inc. 7.11% due 09/18/11                                           100,000            89,808
Delta Air Lines, Inc., Series 01-1 6.62% due 03/18/11                                6,239             5,675
Harrah's Operating Co., Inc. 5.50% due 07/01/10*                                    10,000            10,333
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                    220,000           255,364
Hilton Hotels Corp. 7.20% due 12/15/09                                              55,000            62,012
MGM Mirage, Inc. 8.50% due 09/15/10                                                210,000           238,612
Park Place Entertainment Corp. 7.50% due 09/01/09                                  150,000           169,125
Southwest Airlines Co. 5.25% due 10/01/14                                           95,000            94,484
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                 140,000           157,955
                                                                                             ---------------
                                                                                                   5,957,842
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY -- 2.2%

COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
Hewlett-Packard Co. 5.75% due 12/15/06                                        $    260,000   $       274,257

TELECOMMUNICATIONS -- 2.0%
AT&T Broadband Corp. 8.38% due 03/15/13                                            190,000           230,088
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                     80,000            94,784
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                    300,000           393,909
British Telecommunications, PLC 8.88% due 12/15/30                                 120,000           157,644
Compania de Telecomunicaciones de Chile SA 7.63% due 07/15/06                      300,000           319,387
France Telecom SA 9.00% due 03/01/11                                               430,000           514,744
Motorola, Inc. 6.50% due 11/15/28                                                  150,000           155,753
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                             150,000           166,462
Sprint Capital Corp. 6.88% due 11/15/28                                            140,000           146,845
Sprint Capital Corp. 7.63% due 01/30/11                                            330,000           381,259
Sprint Corp. 8.75% due 03/15/32                                                     20,000            25,384
Telecom Italia Capital 6.38% due 11/15/33*                                         200,000           206,571
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                         165,000           173,631
Telefonica Europe BV 7.75% due 09/15/10                                            340,000           400,650
                                                                                             ---------------
                                                                                                   3,641,368
                                                                                             ---------------

MATERIALS -- 1.7%

CHEMICALS -- 0.3%
Ferro Corp. 9.13% due 01/01/09                                                     120,000           137,352
ICI Wilmington, Inc. 7.05% due 09/15/07                                            325,000           350,908
Lubrizol Corp. 4.63% due 10/01/09                                                   85,000            85,016

FOREST PRODUCTS -- 0.6%
Boise Cascade Office Products Corp. 7.05% due 05/15/05                             160,000           164,200
International Paper Co. 4.00% due 04/01/10                                         180,000           175,878
Temple-Inland, Inc. 7.88% due 05/01/12                                             225,000           265,736
Weyerhaeuser Co. 6.75% due 03/15/12                                                320,000           358,843

METALS & MINERALS -- 0.7%
Codelco, Inc. 6.38% due 11/30/12*                                                  200,000           220,761
Commercial Metals Co. 5.63% due 11/15/13                                           125,000           128,900
Inco, Ltd. 7.20% due 09/15/32                                                      220,000           250,961
Phelps Dodge Corp. 8.75% due 06/01/11                                              180,000           219,163
Potash Corp. 7.13% due 06/15/07                                                    200,000           218,808
Timken Co. 5.75% due 02/15/10                                                       65,000            67,420

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                               165,000           172,281
Sealed Air Corp. 5.63% due 07/15/13*                                                70,000            71,970
                                                                                             ---------------
                                                                                                   2,888,197
                                                                                             ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%

FOREIGN GOVERNMENT -- 0.2%
Republic of South Africa 6.50% due 06/02/14                                        140,000           149,450
United Mexican States 7.50% due 01/14/12                                           250,000           281,750
                                                                                             ---------------
                                                                                                     431,200
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE -- 1.2%

REAL ESTATE COMPANIES -- 0.5%
AMB Property LP 7.10% due 06/30/08                                            $    150,000   $       166,559
EOP Operating LP 7.00% due 07/15/11                                                190,000           213,448
ERP Operating LP 6.63% due 03/15/12                                                150,000           166,716
Liberty Property LP 7.75% due 04/15/09                                              70,000            79,980
Liberty Property LP 8.50% due 08/01/10                                             200,000           241,082

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Avalon Properties, Inc. 6.88% due 12/15/07                                          40,000            44,095
Avalonbay Communities, Inc. 7.50% due 08/01/09                                     200,000           228,379
Duke Realty LP 6.75% due 05/30/08                                                  160,000           175,736
Health Care Property Investors, Inc. 6.00% due 03/01/15                            160,000           167,019
Health Care Property Investors, Inc. 6.45% due 06/25/12                            150,000           162,845
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                   210,000           245,419
Rouse Co. 5.38% due 11/26/13                                                       185,000           176,439
                                                                                             ---------------
                                                                                                   2,067,717
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 32.9%

U.S. GOVERNMENT AGENCIES -- 32.9%
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13                                  1,579,000         1,586,393
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09                                     50,000            54,330
Federal Home Loan Mtg. Corp. 5.75% due 01/15/12                                    500,000           545,589
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32                                    750,000           845,820
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31                                    100,000           119,370
Federal National Mtg. Assoc. 4.38% due 10/15/06                                  4,000,000         4,123,496
Federal National Mtg. Assoc. 5.38% due 11/15/11                                    500,000           533,642
Federal National Mtg. Assoc. 6.00% due 12/15/05                                  1,250,000         1,303,086
Federal National Mtg. Assoc. 6.00% due 05/15/11                                    250,000           276,067
Federal National Mtg. Assoc. 6.63% due 11/15/30                                    400,000           466,278
Federal National Mtg. Assoc. 7.00% due 07/15/05                                    600,000           622,044
Federal National Mtg. Assoc. 7.25% due 01/15/10                                    200,000           231,931
Government National Mtg. Assoc. 4.50% due 10/15/18(3)                            4,353,287         4,371,884
Government National Mtg. Assoc. 4.50% due 04/15/18(2)                              433,320           435,270
Government National Mtg. Assoc. 4.50% due 05/15/18                               2,851,552         2,863,733
Government National Mtg. Assoc. 4.50% due 08/15/18                                 129,426           129,979
Government National Mtg. Assoc. 4.50% due 09/15/18                               1,014,099         1,018,431
Government National Mtg. Assoc. 4.50% due 09/15/33                                 936,369           909,386
Government National Mtg. Assoc. 5.00% due 08/15/33                                 136,898           136,559
Government National Mtg. Assoc. 5.00% due 09/15/33                                 628,301           626,746
Government National Mtg. Assoc. 5.00% due October TBA                            1,000,000           991,562
Government National Mtg. Assoc. 5.50% due 02/15/32                                  71,408            72,846
Government National Mtg. Assoc. 5.50% due 03/15/32                                  77,127            78,687
Government National Mtg. Assoc. 5.50% due 12/15/32                                 102,027           104,082
Government National Mtg. Assoc. 5.50% due 01/15/33                                  56,867            57,973
Government National Mtg. Assoc. 5.50% due 02/15/33                                 434,459           442,906
Government National Mtg. Assoc. 5.50% due 03/15/33                               1,199,923         1,223,253
Government National Mtg. Assoc. 5.50% due 04/15/33(3)                            3,561,860         3,631,365
Government National Mtg. Assoc. 5.50% due 05/15/33                                  93,949            95,775
Government National Mtg. Assoc. 5.50% due 06/15/33                               5,436,417         5,542,119
Government National Mtg. Assoc. 5.50% due 07/15/33                               4,087,803         4,167,284
Government National Mtg. Assoc. 5.50% due 08/15/33                               1,027,317         1,047,291
Government National Mtg. Assoc. 5.50% due 09/15/33                                  80,848            82,420
Government National Mtg. Assoc. 5.50% due 11/15/33                                 768,866           783,815

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 5.50% due 12/15/33                            $     36,165   $        36,868
Government National Mtg. Assoc. 5.50% due 01/15/34                               1,766,461         1,799,867
Government National Mtg. Assoc. 5.50% due 02/15/34                                 992,155         1,010,918
Government National Mtg. Assoc. 6.00% due 11/15/31                                 201,323           209,171
Government National Mtg. Assoc. 6.00% due 08/15/32                                 149,961           155,720
Government National Mtg. Assoc. 6.00% due October TBA                           11,000,000        11,371,250
Government National Mtg. Assoc. 6.50% due 01/15/16                                  19,840            21,125
Government National Mtg. Assoc. 6.50% due 09/15/28                                  56,689            59,991
Government National Mtg. Assoc. 6.50% due 06/15/31                                  36,990            39,073
Government National Mtg. Assoc. 6.50% due 09/15/31                                 168,783           178,286
Government National Mtg. Assoc. 6.50% due 10/15/31                                 166,322           175,687
Government National Mtg. Assoc. 6.50% due 11/15/31                                  46,851            49,489
Government National Mtg. Assoc. 6.50% due 12/15/31                                 156,417           165,224
Government National Mtg. Assoc. 7.50% due 08/15/07                                  46,352            48,371
Government National Mtg. Assoc. 7.50% due 09/15/30                                  29,042            31,293
Government National Mtg. Assoc. 8.00% due 10/15/30                                   9,720            10,612
                                                                                             ---------------
                                                                                                  54,884,357
                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 26.3%

U.S. TREASURIES -- 26.3%
United States Treasury Bonds 5.25% due 02/15/29                                    300,000           312,316
United States Treasury Bonds 5.38% due 02/15/31(2)                               1,800,000         1,928,250
United States Treasury Bonds 6.25% due 08/15/23                                  1,615,000         1,885,890
United States Treasury Bonds 7.13% due 02/15/23                                    900,000         1,147,430
United States Treasury Bonds 7.25% due 08/15/22                                     60,000            77,255
United States Treasury Bonds 8.13% due 05/15/21                                     30,000            41,550
United States Treasury Bonds 8.75% due 08/15/20                                    150,000           217,436
United States Treasury Bonds 8.88% due 02/15/19                                    450,000           650,004
United States Treasury Bonds 9.00% due 11/15/18                                    100,000           145,543
United States Treasury Bonds 9.13% due 05/15/18                                     75,000           109,702
United States Treasury Notes 3.50% due 11/15/06                                  1,925,000         1,958,763
United States Treasury Notes 4.38% due 05/15/07                                  3,160,000         3,286,030
United States Treasury Notes 4.63% due 05/15/06                                  1,300,000         1,344,941
United States Treasury Notes 4.75% due 11/15/08                                  5,840,000         6,190,400
United States Treasury Notes 4.88% due 02/15/12                                  1,615,000         1,721,110
United States Treasury Notes 5.00% due 02/15/11                                  5,665,000         6,089,401
United States Treasury Notes 5.50% due 02/15/08                                    300,000           324,023
United States Treasury Notes 5.63% due 05/15/08                                    335,000           364,300
United States Treasury Notes 5.75% due 11/15/05                                    230,000           238,877
United States Treasury Notes 5.75% due 08/15/10                                  2,850,000         3,177,194
United States Treasury Notes 6.00% due 08/15/09                                  2,850,000         3,185,989
United States Treasury Notes 6.13% due 08/15/07                                    875,000           953,442
United States Treasury Notes 6.50% due 05/15/05                                    400,000           410,875
United States Treasury Notes 6.50% due 08/15/05                                    100,000           103,734
United States Treasury Notes 6.50% due 02/15/10                                  5,050,000         5,794,481
United States Treasury Notes 6.63% due 05/15/07                                     80,000            87,722
United States Treasury Notes 6.75% due 05/15/05(2)                                 650,000           668,637
United States Treasury Notes 6.88% due 05/15/06                                    475,000           508,324
United States Treasury Notes 7.00% due 07/15/06                                    265,000           285,620
United States Treasury Notes 7.50% due 02/15/05                                    550,000           561,387
                                                                                             ---------------
                                                                                                  43,770,626
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES -- 3.5%

ELECTRIC UTILITIES -- 2.3%
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                $    270,000   $       283,059
American Electric Power Co., Inc., Series C 5.38% due 03/15/10                     200,000           210,352
Centerpoint Energy, Inc. 5.88% due 06/01/08                                        180,000           187,906
Consumers Energy Co. 4.40% due 08/15/09*                                           130,000           131,298
Dominion Resources, Inc. 8.13% due 06/15/10                                        240,000           284,377
Entergy Gulf States, Inc. 5.25% due 02/01/05                                       140,000           137,677
Exelon Generation Co., LLC 6.95% due 06/15/11                                      200,000           225,952
FirstEnergy Corp., Series A 5.50% due 11/15/06                                     100,000           104,092
FirstEnergy Corp., Series B 6.45% due 11/15/11                                     175,000           190,902
NSTAR 8.00% due 02/15/10                                                           200,000           236,466
Pacific Gas & Electric Co. 6.05% due 03/01/34                                      200,000           203,560
Pacificorp. Australia, LLC 6.15% due 01/15/08*                                     170,000           183,930
Pepco Holdings, Inc. 5.50% due 08/15/07                                            200,000           209,407
Pinnacle West Capital Corp. 6.40% due 04/01/06                                     120,000           125,539
Progress Energy, Inc. 6.85% due 04/15/12                                           200,000           223,383
PSE&G Power, LLC 3.75% due 04/01/09                                                 30,000            29,405
PSE&G Power, LLC 8.63% due 04/15/31                                                170,000           217,695
Southern California Edison Co. 6.65% due 04/01/29                                  200,000           219,549
TXU Energy Co. 7.00% due 03/15/13                                                  330,000           372,597
United Energy Distribution 4.70% due 04/15/11*                                      85,000            86,167

GAS & PIPELINE UTILITIES -- 0.8%
Duke Energy Field Services, LLC 7.88% due 08/16/10                                 170,000           200,084
Energen Corp., Series MTN 7.63% due 12/15/10                                       190,000           222,056
KeySpan Corp. 6.15% due 06/01/06                                                   200,000           209,913
Kinder Morgan Energy Partners LP 6.75% due 03/15/11                                200,000           222,778
Northern Border Partners LP 7.10% due 03/15/11                                     190,000           212,170
Northern Natural Gas 6.75% due 09/15/08*                                            50,000            55,412
Panhandle Eastern Pipe Line Co. 4.80% due 08/15/08                                 160,000           164,127

TELEPHONE -- 0.4%
Deutsche Telekom International Finance BV 3.88% due 07/22/08                       150,000           150,599
Deutsche Telekom International Finance BV 8.75% due 06/15/30                       360,000           465,328
                                                                                             ---------------
                                                                                                   5,765,780
                                                                                             ---------------
TOTAL BONDS & NOTES (cost $149,115,887)                                                          152,400,810
                                                                                             ---------------

                                                                                    SHARES
------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 1.1%

FINANCE -- 1.1%

FINANCIAL SERVICES -- 1.1%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $1,768,771)                       20,930         1,797,468
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $154,471,150)                                                  157,779,936
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.9%

Agreement with State Street Bank & Trust Co.,
  bearing interest at 0.65%, dated 09/30/04, to be
  repurchased 10/01/04 in the amount of $339,006 and
  collateralized by $295,000 of United States Treasury
  Bonds, bearing interest at 6.25%, due 08/15/23 and
  having an approximate value of $348,837(2)                                  $    339,000   $       339,000
State Street Bank & Trust Co. Joint Repurchase
  Agreement(2)(4)                                                                9,715,000         9,715,000
UBS Securities, LLC Joint Repurchase Agreement(2)(4)                             9,000,000         9,000,000
UBS Securities, LLC Joint Repurchase Agreement(2)(4)                               690,000           690,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $19,744,000)                                                    19,744,000
                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost $174,215,150)@                                      106.6%                              177,523,936
Liabilities in excess of other assets --                      (6.6)                              (10,960,738)
                                                             -----                           ---------------
NET ASSETS --                                                100.0%                          $   166,563,198
                                                             =====                           ===============

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $7,003,981 representing 4.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Variable rate security -- the rate reflected is as of September 30,2004; maturity date reflects next reset date.
(2)  The security or a portion thereof represents collateral for TBAs.
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  See Note 2 for details of Joint Repurchase Agreement.
(5)  Commercial Mortgage-Backed Security
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
NUMBER OF                                    EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE        2004         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
 32 Short     US Treasury 5 Year Note       December 2004   $ 3,518,315    $   3,544,000    $     (25,685)
 10 Short     US Treasury 10 Year Note      December 2004     1,131,366        1,126,250            5,116
 14 Long      US Treasury 20 Year Note      December 2004     1,550,994        1,571,062           20,068
                                                                                            -------------
                                                                                            $        (501)
                                                                                            =============

See Notes to Financial Statements

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Agencies                       27.9%
Receivable Companies                           16.2%
Security Holding Companies                     14.3%
Trade Receivable                               14.3%
Banks                                          13.6%
Trade & Term Receivables                        5.2%
Repurchase Agreements                           4.6%
Loan Receivables                                3.9%
U.S. Treasuries                                 1.3%
                                              -----
                                              101.3%
                                              =====

Weighted average days to maturity              71.1

CREDIT QUALITY+#

Government/Treasury                            30.2%
AAA                                            69.8%
                                              -----
                                              100.0%
                                              =====

*    Calculated as a percentage of net assets.
+    Source Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 96.7%

COMMERCIAL PAPER -- 46.1%

Apreco, Inc. 1.78% due 10/29/04                                               $  1,000,000   $       998,616
Barton Capital Corp. 1.77% due 10/18/04                                          1,000,000           998,771
Barton Capital Corp. 1.78% due 10/22/04                                          1,500,000         1,498,442
Cancara Asset Security Ltd. 1.52% due 10/08/04                                   1,000,000           999,705
Cancara Asset Security Ltd. 1.78% due 10/28/04                                   1,000,000           998,665
Delaware Funding Corp. 1.78% due 10/20/04                                        1,000,000           999,061
Delaware Funding Corp. 1.78% due 10/27/04                                        1,000,000           998,714
Edison Asset Securitization, LLC 1.64% due 11/04/04                              1,000,000           998,451
First Tennessee National Bank 1.69% due 10/13/04                                 1,000,000         1,000,000
First Tennessee National Bank 1.77% due 10/25/04                                 1,000,000         1,000,000
Galaxy Funding, Inc. 1.64% due 10/21/04                                          1,000,000           999,089
Galaxy Funding, Inc. 1.67% due 11/15/04                                          1,500,000         1,496,878
Giro Funding Corp. 1.80% due 10/06/04                                            1,500,000         1,499,625
Giro Funding Corp. 1.81% due 12/13/04                                            1,000,000           996,165
Goldman Sachs Group, Inc. 1.76% due 7/29/05                                      1,500,000         1,500,000
Govco, Inc. 1.48% due 10/06/04                                                   1,000,000           999,795
Govco, Inc. 1.85% due 12/17/04                                                   1,000,000           995,955
HBOS Treasury Services PLC 1.65% due 11/19/04                                    1,500,000         1,496,621
Kitty Hawk Funding Corp. 1.68% due 10/12/04                                      1,500,000         1,499,230
Kitty Hawk Funding Corp. 1.78% due 10/13/04                                      1,500,000         1,499,110
Merrill Lynch & Co., Inc., Series MTN1 1.79% due 1/31/05                         1,000,000         1,000,000
Old Line Funding Corp. 1.78% due 11/08/04                                        1,500,000         1,497,182
Ranger Funding Co., LLC 1.78% due 11/05/04                                       1,000,000           998,269
Sheffield Receivables Corp. 1.66% due 10/04/04                                   1,000,000           999,862
Sheffield Receivables Corp. 1.68% due 10/14/04                                   1,000,000           999,393
Surrey Funding Corp. 1.77% due 10/29/04                                          1,000,000           998,623
Sydney Capital Corp. 1.50% due 10/01/04                                          1,000,000         1,000,000
Sydney Capital Corp. 1.60% due 10/15/04                                          1,000,000           999,378
Wells Fargo Bank 1.73% due 10/07/04                                              1,500,000         1,500,000
Wells Fargo Bank 1.75% due 10/07/04                                              1,000,000         1,000,000
Windmill Funding Corp. 1.81% due 12/13/04                                        1,000,000           996,165
                                                                                             ---------------
TOTAL COMMERCIAL PAPER (cost: $35,462,575)                                                        35,461,765
                                                                                             ---------------

CORPORATE SHORT-TERM NOTES -- 21.4%

CAFCO, LLC 1.65% due 10/21/04                                                    1,000,000           999,083
CAFCO, LLC 1.80% due 11/18/04                                                    1,000,000           997,600
Compass Securitization, LLC 1.60% due 10/15/04                                   1,000,000           999,378
Compass Securitization, LLC 1.67% due 10/07/04                                   1,000,000           999,722
CRC Funding, LLC 1.81% due 12/10/04                                              1,000,000           996,356
CRC Funding, LLC 1.87% due 12/14/04                                              1,000,000           996,127
CXC, Inc. 1.80% due 12/07/04                                                     1,000,000           996,526
CXC, Inc. 1.81% due 12/14/04                                                     1,000,000           996,127
Fountain Square Commerce Funding 1.82% due 12/10/04                              1,000,000           996,356

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)

CORPORATE SHORT-TERM NOTES (CONTINUED)

General Electric Capital Corp. 1.77% due 10/25/04                             $  1,000,000   $       998,820
General Electric Capital Corp. 1.86% due 12/16/04                                1,000,000           998,750
Greyhawk Capital Corp. 1.67% due 10/06/04                                        1,000,000           999,768
Pfizer, Inc. 1.75% due 10/07/05                                                  1,500,000         1,500,000
Sigma Finance, Inc. 1.77% due 4/21/05                                            1,000,000         1,000,000
UBS Financial of Delaware, LLC 1.88% due 10/01/04                                2,000,000         2,000,000
                                                                                             ---------------
TOTAL CORPORATE SHORT-TERM NOTES (cost $16,472,415)                                               16,474,613
                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 27.9%

Federal Home Loan Bank 1.30% due 4/11/05                                         1,000,000           995,000
Federal Home Loan Bank 1.40% due 4/01/05                                         1,000,000           996,250
Federal Home Loan Bank 1.46% due 3/01/05                                         1,000,000           998,750
Federal Home Loan Bank 1.76% due 4/25/05                                         2,000,000         2,000,000
Federal Home Loan Mtg. Disc. Notes 1.12% due 12/20/04                            2,000,000         1,992,500
Federal Home Loan Mtg. Disc. Notes 1.80% due 11/24/04                            2,000,000         1,993,900
Federal Home Loan Mtg. Disc. Notes 1.82% due 12/14/04                            2,500,000         2,490,625
Federal National Mtg. Assoc. 1.05% due 5/09/05                                   1,000,000           996,250
Federal National Mtg. Assoc. 1.33% due 2/23/05                                   1,000,000           997,500
Federal National Mtg. Assoc. 1.38% due 2/14/05                                   1,000,000           997,500
Federal National Mtg. Assoc. 1.51% due 1/18/05                                   1,000,000         1,000,000
Federal National Mtg. Assoc. 1.61% due 11/03/04                                  2,000,000         1,995,000
Federal National Mtg. Assoc. 1.65% due 2/08/05                                   1,500,000         1,498,125
Federal National Mtg. Assoc. 1.76% due 7/26/05                                   1,500,000         1,500,000
Sallie Mae 1.06% due 11/18/04                                                    1,000,000         1,000,000
                                                                                             ---------------
TOTAL U.S. GOVERNMENT AGENCIES (cost $21,477,228)                                                 21,451,400
                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 1.3%

United States Treasury Bills 1.08% due 10/21/04 (cost $999,400)                  1,000,000           999,400
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $74,411,618)                                                    74,387,178
                                                                                             ---------------
REPURCHASE AGREEMENTS -- 4.6%

State Street Bank & Trust Co. Joint Repurchase Agreement(1)                        591,000           591,000
UBS Securities, LLC Joint Repurchase Agreement(1)                                3,000,000         3,000,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $3,591,000)                                                      3,591,000
                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost: $78,002,618)@                                             101.3%                        77,978,178
Liabilities in excess of other assets --                             (1.3)                        (1,013,238)
                                                                    -----                    ---------------
NET ASSETS --                                                       100.0%                   $    76,964,940
                                                                    =====                    ===============

----------
@    See Note 3 for cost of investments on a tax basis.
(1)  See Note 2 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                   PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Electronics                                    14.4%
Drugs                                          10.8%
Medical Products                               10.5%
Computer Software                               9.4%
Financial Services                              8.8%
Internet Content                                7.0%
Health Services                                 5.3%
Broadcasting & Media                            5.2%
Housing & Household Durables                    3.8%
Business Services                               3.8%
Energy Sources                                  3.7%
Machinery                                       3.7%
U.S. Government Agencies                        3.3%
Retail                                          3.0%
Repurchase Agreements                           2.9%
Food, Beverage & Tobacco                        2.4%
Banks                                           2.1%
                                              -----
                                              100.1%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 93.9%

CONSUMER DISCRETIONARY -- 6.8%

HOUSING & HOUSEHOLD DURABLES -- 3.8%
Lennar Corp., Class A                                                               68,166   $     3,244,702

RETAIL -- 3.0%
NetFlix, Inc.+                                                                     167,233         2,578,733
                                                                                             ---------------
                                                                                                   5,823,435
                                                                                             ---------------

CONSUMER STAPLES -- 2.4%

FOOD, BEVERAGE & TOBACCO -- 2.4%
Coca-Cola Co.                                                                       51,700         2,070,585
                                                                                             ---------------

ENERGY -- 3.7%

ENERGY SOURCES -- 3.7%
BP Amoco, PLC ADR                                                                   55,700         3,204,421
                                                                                             ---------------

FINANCE -- 10.9%

BANKS -- 2.1%
Bank of New York Co., Inc.                                                          62,900         1,834,793

FINANCIAL SERVICES -- 8.8%
Countrywide Credit Industries, Inc.                                                 46,236         1,821,236
Merrill Lynch & Co., Inc.                                                           43,300         2,152,876
SLM Corp.                                                                           79,124         3,528,930
                                                                                             ---------------
                                                                                                   9,337,835
                                                                                             ---------------

HEALTHCARE -- 26.6%

DRUGS -- 10.8%
Amgen, Inc.+                                                                        45,000         2,550,600
Eli Lilly & Co.                                                                     36,000         2,161,800
Genentech, Inc.+                                                                    66,700         3,496,414
Gilead Sciences, Inc.+                                                              27,800         1,039,164

HEALTH SERVICES -- 5.3%
UnitedHealth Group, Inc.                                                            62,482         4,607,423

MEDICAL PRODUCTS -- 10.5%
Boston Scientific Corp.+                                                           140,505         5,582,264
Zimmer Holdings, Inc.+                                                              43,128         3,408,837
                                                                                             ---------------
                                                                                                  22,846,502
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 7.5%

BUSINESS SERVICES -- 3.8%
Automatic Data Processing, Inc.                                                     80,300         3,317,996

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 3.7%
Caterpillar, Inc.                                                                   39,369   $     3,167,236
                                                                                             ---------------
                                                                                                   6,485,232
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 5.2%

BROADCASTING & MEDIA -- 5.2%
AOL Time Warner, Inc.+                                                             140,200         2,262,828
XM Satellite Radio Holdings, Inc., Class A+                                         70,200         2,177,604
                                                                                             ---------------
                                                                                                   4,440,432
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 30.8%

COMPUTER SOFTWARE -- 9.4%
Electronic Arts, Inc.+                                                              68,847         3,166,273
Microsoft Corp.                                                                    175,900         4,863,635

ELECTRONICS -- 14.4%
Applied Materials, Inc.+                                                            88,900         1,465,961
Intel Corp.                                                                        288,100         5,779,286
Samsung Electronics Co., Ltd.                                                        7,170         2,851,811
Texas Instruments, Inc.                                                            107,800         2,293,984

INTERNET CONTENT -- 7.0%
Amazon.com, Inc.+                                                                   53,500         2,186,010
Google, Inc.+                                                                       13,200         1,710,720
IAC/InterActiveCorp+                                                                97,000         2,135,940
                                                                                             ---------------
                                                                                                  26,453,620
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $73,396,953)                                                    80,662,062
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 3.3%

U.S. GOVERNMENT AGENCIES -- 3.3%

Federal Home Loan Bank Cons. Disc. Notes 1.69% due 11/02/04                   $  1,700,000         1,697,446
Federal Home Loan Bank Cons. Disc. Notes 1.70% due 11/12/04                        100,000            99,802
Federal Home Loan Bank Cons. Disc. Notes 1.70% due 12/10/04                        300,000           298,950
Federal Home Loan Mtg. Disc. Notes 1.53% due 12/08/04                              100,000            99,660
Federal Home Loan Mtg. Disc. Notes 1.70% due 12/14/04                              400,000           398,520
Federal National Mtg. Assoc. Disc. Notes 1.72% due 12/15/04                        200,000           199,240
                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $2,793,853)                                                      2,793,618
                                                                                             ---------------

REPURCHASE AGREEMENTS -- 2.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $2,306,042 and collateralized by $2,360,000 of Federal Home Loan Bonds, bearing interest at 1.40%, due 06/17/05 and having an approximate value
  of $2,356,347                                                                  2,306,000         2,306,000

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $168,004 and collateralized by $145,000 of United
  States Treasury Bonds, bearing interest at 6.25%, due 08/15/23
  and having an approximate value of $171,463                                 $    168,000   $       168,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,474,000)                                                      2,474,000
                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $78,664,806)@                                              100.1%                        85,929,680
Liabilities in excess of other assets --                             (0.1)                           (51,293)
                                                                    -----                    ---------------
NET ASSETS --                                                       100.0%                   $    85,878,387
                                                                    =====                    ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                  PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Internet Content                               22.2%
Computers & Business Equipment                 19.2%
Telecommunications                             12.0%
Computer Software                              10.8%
Business Services                               7.3%
Electronics                                     6.3%
Repurchase Agreements                           5.0%
Communication Equipment                         3.9%
Broadcasting & Media                            3.7%
Financial Services                              3.4%
Computer Services                               2.6%
Retail                                          2.5%
                                               ----
                                               98.9%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 93.9%

CONSUMER DISCRETIONARY -- 2.5%

RETAIL -- 2.5%
HomeStore, Inc.+                                                                   357,900   $       826,749
                                                                                             ---------------

FINANCE -- 3.4%

FINANCIAL SERVICES -- 3.4%
E*TRADE Financial Corp.+                                                            97,900         1,118,018
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 7.3%

BUSINESS SERVICES -- 7.3%
Getty Images, Inc.+                                                                 21,100         1,166,830
Monster Worldwide, Inc.+                                                            50,000         1,232,000
                                                                                             ---------------
                                                                                                   2,398,830
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.7%

BROADCASTING & MEDIA -- 3.7%
AOL Time Warner, Inc.+                                                              76,800         1,239,552
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 77.0%

COMMUNICATION EQUIPMENT -- 3.9%
Marvell Technology Group, Ltd.+                                                     29,170           762,212
QUALCOMM, Inc.                                                                      13,700           534,848

COMPUTER SERVICES -- 2.6%
VeriSign, Inc.+                                                                     42,800           850,864

COMPUTER SOFTWARE -- 10.8%
Cognos, Inc.+                                                                       29,400         1,044,288
Microsoft Corp.                                                                     38,400         1,061,760
Oracle Corp.+                                                                       90,100         1,016,328
Red Hat, Inc.+                                                                      37,340           457,042

COMPUTERS & BUSINESS EQUIPMENT -- 19.2%
Dell, Inc.+                                                                         59,900         2,132,440
EMC Corp.+                                                                          87,700         1,012,058
Lexmark International, Inc., Class A+                                                9,900           831,699
NCR Corp.+                                                                          22,260         1,103,874
Research In Motion, Ltd.+                                                           16,530         1,261,900

ELECTRONICS -- 6.3%
Analog Devices, Inc.                                                                22,900           888,062
Flextronics International, Ltd.+                                                    90,800         1,203,100

INTERNET CONTENT -- 22.2%
eBay, Inc.+                                                                         25,810         2,372,971
Google, Inc.+                                                                        9,970         1,292,112
Yahoo!, Inc.+                                                                      108,510         3,679,574

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 12.0%
Avaya, Inc.+                                                                        63,600   $       886,584
Comverse Technology, Inc.+                                                          70,530         1,328,080
Motorola, Inc.                                                                      50,100           903,804
Telefonaktiebolaget LM Ericsson+                                                    27,850           870,034
                                                                                             ---------------
                                                                                                  25,493,634
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $30,467,929)                                                    31,076,783
                                                                                             ---------------

                                                                               PRINCIPAL
                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $1,425,026 and collateralized by $1,365,000 of United
  States Treasury Notes, bearing interest at 4.75%, due 05/15/14
  and having an approximate value of $1,453,725                               $  1,425,000         1,425,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)                        245,000           245,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,670,000)                                                      1,670,000
                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $32,137,929)@                                              98.9%                         32,746,783
Other assets less liabilities --                                     1.1                             357,098
                                                                   -----                     ---------------
NET ASSETS --                                                      100.0%                    $    33,103,881
                                                                   =====                     ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis.
(1)  See Note 2 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH AND
INCOME PORTFOLIO                         PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             14.9%
Drugs                                          12.3%
Electronics                                     8.7%
Broadcasting & Media                            6.2%
Telecommunications                              6.1%
Health Services                                 4.8%
Machinery                                       4.4%
Communication Equipment                         4.1%
Medical Products                                3.8%
Energy Sources                                  3.7%
Retail                                          3.4%
Computer Software                               3.2%
Housing & Household Durables                    3.0%
Repurchase Agreements                           3.0%
Apparel & Textiles                              2.9%
Business Services                               2.9%
Leisure & Tourism                               2.9%
Food, Beverage & Tobacco                        2.6%
Household & Personal Products                   2.6%
Banks                                           2.3%
Euro Time Deposit                               1.2%
                                               ----
                                               99.0%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH AND
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                 VALUE
                                                                                  SHARES        (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.8%

CONSUMER DISCRETIONARY -- 9.3%

APPAREL & TEXTILES -- 2.9%
Gap, Inc.                                                                           95,400   $     1,783,980

HOUSING & HOUSEHOLD DURABLES -- 3.0%
Lennar Corp., Class A                                                               39,448         1,877,725

RETAIL -- 3.4%
Home Depot, Inc.                                                                    53,600         2,101,120
                                                                                             ---------------
                                                                                                   5,762,825
                                                                                             ---------------

CONSUMER STAPLES -- 5.2%

FOOD, BEVERAGE & TOBACCO -- 2.6%
Anheuser-Busch Cos., Inc.                                                           32,500         1,623,375

HOUSEHOLD & PERSONAL PRODUCTS -- 2.6%
Colgate-Palmolive Co.                                                               34,870         1,575,426
                                                                                             ---------------
                                                                                                   3,198,801
                                                                                             ---------------

ENERGY -- 3.7%

ENERGY SOURCES -- 3.7%
Petroleo Brasileiro SA ADR                                                          65,200         2,298,300
                                                                                             ---------------

FINANCE -- 17.2%

BANKS -- 2.3%
Washington Mutual, Inc.                                                             36,700         1,434,236

FINANCIAL SERVICES -- 14.9%
Citigroup, Inc.                                                                     42,140         1,859,217
Countrywide Credit Industries, Inc.                                                 62,252         2,452,106
E*TRADE Financial Corp.+                                                            98,800         1,128,296
Fannie Mae                                                                          27,200         1,724,480
SLM Corp.                                                                           45,009         2,007,401
                                                                                             ---------------
                                                                                                  10,605,736
                                                                                             ---------------

HEALTHCARE -- 20.9%

DRUGS -- 12.3%
Bristol-Myers Squibb Co.                                                            78,700         1,862,829
Genentech, Inc.+                                                                    40,008         2,097,220
Merck & Co., Inc.                                                                   55,000         1,815,000
Pfizer, Inc.                                                                        58,875         1,801,575

HEALTH SERVICES -- 4.8%
UnitedHealth Group, Inc.                                                            40,091         2,956,310

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS -- 3.8%
Boston Scientific Corp.+                                                            58,404   $     2,320,391
                                                                                             ---------------
                                                                                                  12,853,325
                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 7.3%

BUSINESS SERVICES -- 2.9%
First Data Corp.                                                                    41,300         1,796,550

MACHINERY -- 4.4%
Caterpillar, Inc.                                                                   33,413         2,688,076
                                                                                             ---------------
                                                                                                   4,484,626
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 9.1%
Broadcasting & Media -- 6.2%
AOL Time Warner, Inc.+                                                             115,700         1,867,398
Liberty Media Corp., Class A+                                                      224,000         1,953,280

LEISURE & TOURISM -- 2.9%
Southwest Airlines Co.                                                             131,200         1,786,944
                                                                                             ---------------
                                                                                                   5,607,622
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 22.1%

Communication Equipment -- 4.1%
QUALCOMM, Inc.                                                                      64,992         2,537,288

COMPUTER SOFTWARE -- 3.2%
Electronic Arts, Inc.+                                                              42,016         1,932,316

ELECTRONICS -- 8.7%
Samsung Electronics Co., Ltd.                                                        9,545         3,796,448
Texas Instruments, Inc.                                                             73,400         1,561,952

TELECOMMUNICATIONS -- 6.1%
Alltel Corp.                                                                        35,300         1,938,323
Nextel Communications, Inc., Class A+                                               76,900         1,833,296
                                                                                             ---------------
                                                                                                  13,599,623
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $54,108,243)                                                    58,410,858
                                                                                             ---------------

                                                                                  PRINCIPAL
                                                                                    AMOUNT
------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 1.2%

TIME DEPOSIT -- 1.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.35% due 10/01/04
 (cost $783,000)                                                              $    783,000           783,000
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $886,016 and collateralized by $900,000 of Federal
  National Mortgage Association Notes, bearing interest at
  2.30%, due 11/14/05 and having an approximate value of $907,046             $    886,000   $       886,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $946,017 and collateralized by $675,000 of United
  States Treasury Bonds, bearing interest at 8.50%, due 02/15/20
  and having an approximate value of $967,781                                      946,000           946,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,832,000)                                                      1,832,000
                                                                                             ---------------

TOTAL INVESTMENTS --
  (cost $56,723,243)@                                                99.0%                        61,025,858
Other assets less liabilities --                                      1.0                            588,296
                                                                    -----                    ---------------
NET ASSETS --                                                       100.0%                   $    61,614,154
                                                                    =====                    ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                    PORTFOLIO PROFILE -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Real Estate Companies                          14.2%
Banks                                          10.6%
Insurance                                       9.0%
Business Services                               8.3%
Broadcasting & Media                            6.5%
Drugs                                           4.7%
Repurchase Agreements                           4.3%
Automotive                                      4.1%
Food, Beverage & Tobacco                        3.3%
Financial Services                              3.3%
Telecommunications                              3.3%
Apparel & Textiles                              3.2%
Household & Personal Products                   3.1%
Energy Services                                 3.0%
Energy Sources                                  3.0%
Chemicals                                       3.0%
Electronics                                     2.9%
Leisure & Tourism                               2.8%
Metals & Minerals                               2.6%
Machinery                                       2.4%
Electrical Equipment                            2.1%
                                               ----
                                               99.7%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                 INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2004
                                                                     (UNAUDITED)

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.4%

CONSUMER DISCRETIONARY -- 7.3%

APPAREL & TEXTILES -- 3.2%
V.F. Corp.                                                                          42,500   $     2,101,625

AUTOMOTIVE -- 4.1%
AutoZone, Inc.+                                                                     34,200         2,641,950
                                                                                             ---------------
                                                                                                   4,743,575
                                                                                             ---------------

CONSUMER STAPLES -- 6.4%

FOOD, BEVERAGE & TOBACCO -- 3.3%
Kraft Foods, Inc., Class A                                                          67,400         2,137,928

HOUSEHOLD & PERSONAL PRODUCTS -- 3.1%
Unilever NV                                                                         35,300         2,040,340
                                                                                             ---------------
                                                                                                   4,178,268
                                                                                             ---------------

ENERGY -- 6.0%

ENERGY SERVICES -- 3.0%
EnCana Corp.                                                                        41,600         1,926,080

ENERGY SOURCES -- 3.0%
Devon Energy Corp.                                                                  27,600         1,959,876
                                                                                             ---------------
                                                                                                   3,885,956
                                                                                             ---------------

FINANCE -- 22.9%

BANKS -- 10.6%
Golden West Financial Corp.                                                         19,400         2,152,430
North Fork Bancorp., Inc.                                                           51,800         2,302,510
SunTrust Banks, Inc.                                                                34,800         2,450,268

FINANCIAL SERVICES -- 3.3%
CIT Group, Inc.                                                                     44,450         1,661,986
Instinet Group, Inc.+                                                               94,800           476,844

INSURANCE -- 9.0%
Assurant, Inc.                                                                      72,100         1,874,600
Marsh & McLennan Cos., Inc.                                                         49,700         2,274,272
MGIC Investment Corp.                                                               25,900         1,723,645
                                                                                             ---------------
                                                                                                  14,916,555
                                                                                             ---------------

HEALTHCARE -- 4.7%

DRUGS -- 4.7%
Bristol-Myers Squibb Co.                                                            53,700         1,271,079
Sankyo Co., Ltd.                                                                    83,300         1,764,285
                                                                                             ---------------
                                                                                                   3,035,364
                                                                                             ---------------

                                                                                                 VALUE
                                                                                 SHARES         (NOTE 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 12.8%

BUSINESS SERVICES -- 8.3%
Hutchison Whampoa, Ltd.                                                            430,100   $     3,364,810
Republic Services, Inc.                                                             66,945         1,992,283

ELECTRICAL EQUIPMENT -- 2.1%
Emerson Electric Co.                                                                22,156         1,371,235

MACHINERY -- 2.4%
Alamo Group, Inc.                                                                   83,800         1,567,898
                                                                                             ---------------
                                                                                                   8,296,226
                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 9.3%

BROADCASTING & MEDIA -- 6.5%
Liberty Media International, Inc.+                                                  51,820         1,728,819
New York Times Co., Class A                                                         63,300         2,475,030

LEISURE & TOURISM -- 2.8%
Outback Steakhouse, Inc.                                                            44,500         1,848,085
                                                                                             ---------------
                                                                                                   6,051,934
                                                                                             ---------------

INFORMATION TECHNOLOGY -- 6.2%

ELECTRONICS -- 2.9%
AVX Corp.                                                                          156,000         1,848,600

TELECOMMUNICATIONS -- 3.3%
Alltel Corp.                                                                        39,300         2,157,963
Hutchinson Telecommunications International, Ltd.+(1)(2)                             5,734                 0
                                                                                             ---------------
                                                                                                   4,006,563
                                                                                             ---------------

MATERIALS -- 5.6%

CHEMICALS -- 3.0%
du Pont (E. I.) de Nemours and Co.                                                  46,300         1,981,640

METALS & MINERALS -- 2.6%
Martin Marietta Materials, Inc.                                                     37,080         1,678,612
                                                                                             ---------------
                                                                                                   3,660,252
                                                                                             ---------------

REAL ESTATE -- 14.2%

REAL ESTATE COMPANIES -- 14.2%
Catellus Development Corp.                                                         117,563         3,116,595
Forest City Enterprises, Inc., Class A                                              64,650         3,562,215
St. Joe Co.                                                                         53,900         2,574,803
                                                                                             ---------------
                                                                                                   9,253,613
                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $56,951,904)                                                    62,028,306
                                                                                             ---------------

                                                                                PRINCIPAL        VALUE
                                                                                 AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $897,016 and collateralized by $620,000 of United
  States Treasury Bonds, bearing interest at 8.75%, due
  05/15/20 and having an approximate value of $922,250                        $    897,000   $       897,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.65%, dated 09/30/04, to be repurchased 10/01/04 in the amount of $1,880,034 and collateralized by $1,195,000 of
  United States Treasury Bonds, bearing interest at 11.25%,
  due 02/15/15 and having an approximate value of $1,922,465                     1,880,000         1,880,000
                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,777,000)                                                      2,777,000
                                                                                             ---------------
TOTAL INVESTMENTS --
  (cost $59,728,904)@                                                99.7%                        64,805,306
Other assets less liabilities --                                      0.3                            197,228
                                                                    -----                    ---------------
NET ASSETS --                                                       100.0%                   $    65,002,534
                                                                    =====                    ===============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis.
(1)  Fair valued security; see Note 2
(2)  Illiquid security


OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                GROSS
                                                                                              UNREALIZED
   CONTRACT TO DELIVER                 IN EXCHANGE FOR              DELIVERY DATE            DEPRECIATION
------------------------------------------------------------------------------------------------------------
     EUR  1,641,472                     USD  2,019,012               10/29/2004              $      (21,895)
                                                                                             ==============

EUR -- Euro Dollar
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                   MULTI-
                                                                MULTI-            MANAGED             MULTI-
                                                               MANAGED            MODERATE           MANAGED
                                                                GROWTH             GROWTH         INCOME/EQUITY
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (unaffiliated)*            $   133,750,651    $   237,285,159    $   219,257,983
Investment securities, at value (affiliated)*                           --                 --                 --
Short-term securities, at value*                                 3,200,000          4,600,000          2,900,000
Repurchase agreements (cost equals market value)                 5,039,000         12,226,000          9,555,000
Cash                                                                55,759             79,707            185,687
Foreign cash*                                                           --                 --                 38
Due from broker                                                         --                 --                 --
Receivable for --
  Fund shares sold                                                  48,204            241,585            122,785
  Dividends and interest                                           495,214          1,351,307          1,912,638
  Investments sold                                               2,698,780          4,348,932          1,617,020
Prepaid expenses and other assets                                    1,744              2,938              2,566
Due from investment adviser for expense
  reimbursements/fee waivers                                            --                 --                 --
Variation margin on futures contracts                                  500              1,813              3,188
Unrealized appreciation on forward foreign currency
  contracts                                                          5,741             16,374             22,546
                                                           -----------------------------------------------------
TOTAL ASSETS                                                   145,295,593        260,153,815        235,579,451
                                                           -----------------------------------------------------

LIABILITIES:
Payable for --
  Fund shares redeemed                                             243,054            658,343            221,093
  Investments purchased                                          2,325,565          6,234,569          8,968,927
  Interest on securities sold short                                     --                 --                 --
  Accrued foreign tax on capital gains                                  --                 --                 --
  Investment advisery and management fees                          103,744            176,158            151,172
  Service fees -- Class 2                                            9,363             19,771             18,429
  Service fees -- Class 3                                            2,249              5,571              5,330
  Trustees' fees and expenses                                          254                356                279
Other accrued expenses                                              87,850            108,449            102,102
Variation margin on futures contracts                                   --                 --                 --
Due to investment adviser from expense recoupment                       --                 --                 --
Securities sold short, at value#                                        --                 --                 --
Due to custodian                                                        --                 --                 --
Unrealized depreciation on forward foreign currency
  contracts                                                         37,801            118,198            157,545
                                                           -----------------------------------------------------
TOTAL LIABILITIES                                                2,809,880          7,321,415          9,624,877
                                                           -----------------------------------------------------
NET ASSETS                                                 $   142,485,713    $   252,832,400    $   225,954,574
                                                           =====================================================

COMPOSITION OF NET ASSETS:
Capital paid in                                            $   182,035,557    $   277,015,502    $   223,495,254
Accumulated undistributed net investment income (loss)           1,182,559          4,203,851          6,734,540
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                  (55,555,436)       (47,303,721)       (19,104,176)
Unrealized appreciation (depreciation) on investments           14,859,708         19,033,487         14,986,361
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                   (1,418)            (4,888)            (8,780)
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                           (35,257)          (111,831)          (148,625)
Accrued capital gains tax on unrealized
  appreciation (depreciation)                                           --                 --                 --
Unrealized appreciation (depreciation) on securities
  sold short                                                            --                 --                 --
                                                           -----------------------------------------------------
                                                           $   142,485,713    $   252,832,400    $   225,954,574
                                                           =====================================================
Class 1 (unlimited shares authorized):
Net assets                                                 $    54,926,911    $    63,984,064    $    50,854,475
Shares of beneficial interest issued and outstanding             5,099,927          5,651,398          4,302,275
Net asset value, offering and redemption price per share   $         10.77    $         11.32    $         11.82
                                                           =====================================================
Class 2 (unlimited shares authorized):
Net assets                                                 $    76,058,288    $   160,211,583    $   148,163,300
Shares of beneficial interest issued and outstanding             7,078,726         14,189,785         12,566,412
Net asset value, offering and redemption price per share   $         10.74    $         11.29    $         11.79
                                                           =====================================================
Class 3 (unlimited shares authorized):
Net assets                                                 $    11,500,514    $    28,636,753    $    26,936,799
Shares of beneficial interest issued and outstanding             1,072,038          2,540,189          2,288,206
Net asset value, offering and redemption price per share   $         10.73    $         11.27    $         11.77
                                                           =====================================================

----------
* Cost
 Investment securities (unaffiliated)                      $   118,890,943    $   218,251,672    $   204,271,622
                                                           =====================================================
 Investment securities (affiliated)                        $            --    $            --    $            --
                                                           =====================================================
 Short-term securities                                     $     3,200,000    $     4,600,000    $     2,900,000
                                                           =====================================================
 Foreign cash                                              $            --    $            --    $            38
                                                           =====================================================
 Proceeds from securities sold short#                      $            --    $            --    $            --
                                                           =====================================================

                                                                                   ASSET
                                                                                ALLOCATION:
                                                            MULTI-MANAGED       DIVERSIFIED
                                                                INCOME             GROWTH             STOCK
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (unaffiliated)*            $   171,786,588    $   341,017,003    $   280,904,774
Investment securities, at value (affiliated)*                           --            592,737                 --
Short-term securities, at value*                                 1,100,000         11,242,064          7,656,331
Repurchase agreements (cost equals market value)                 8,861,000         19,328,000                 --
Cash                                                               155,388          1,376,944                 --
Foreign cash*                                                           --             33,916            320,798
Due from broker                                                         --                 --                 --
Receivable for --
  Fund shares sold                                                 226,329            284,029            213,183
  Dividends and interest                                         1,931,200            906,791            252,286
  Investments sold                                                 693,608         29,207,440            275,137
Prepaid expenses and other assets                                    2,078              4,269              3,441
Due from investment adviser for expense
  reimbursements/fee waivers                                            --                 --                 --
Variation margin on futures contracts                                6,031                 --                 --
Unrealized appreciation on forward foreign currency
  contracts                                                         24,398                 --                 --
                                                           -----------------------------------------------------
TOTAL ASSETS                                                   184,786,620        403,993,193        289,625,950
                                                           -----------------------------------------------------

LIABILITIES:
Payable for --
  Fund shares redeemed                                             320,696            654,894            521,496
  Investments purchased                                          8,297,046         42,047,663          2,193,681
  Interest on securities sold short                                     --              5,886                 --
  Accrued foreign tax on capital gains                                  --                 --                 --
  Investment advisery and management fees                          112,028            249,505            197,019
  Service fees -- Class 2                                           14,286             27,560             21,552
  Service fees -- Class 3                                            3,874              7,598              5,931
  Trustees' fees and expenses                                          246                634                527
Other accrued expenses                                              93,444             97,625            102,794
Variation margin on futures contracts                                   --            127,301                 --
Due to investment adviser from expense recoupment                       --                 --                 --
Securities sold short, at value#                                        --          1,048,750                 --
Due to custodian                                                        --                 --             12,873
Unrealized depreciation on forward foreign currency
  contracts                                                        170,865                 --                 --
                                                           -----------------------------------------------------
TOTAL LIABILITIES                                                9,012,485         44,267,416          3,055,873
                                                           -----------------------------------------------------
NET ASSETS                                                 $   175,774,135    $   359,725,777    $   286,570,077
                                                           =====================================================

COMPOSITION OF NET ASSETS:
Capital paid in                                            $   166,908,678    $   375,554,405    $   282,377,567
Accumulated undistributed net investment income (loss)           6,927,899          6,019,346            (39,085)
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                   (5,802,478)       (41,068,065)       (24,380,089)
Unrealized appreciation (depreciation) on investments            7,903,181         19,089,742         28,608,524
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                   (1,938)           126,356                 --
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                          (161,207)             4,735              3,160
Accrued capital gains tax on unrealized
  appreciation (depreciation)                                           --                 --                 --
Unrealized appreciation (depreciation) on securities
  sold short                                                            --               (742)                --
                                                           -----------------------------------------------------
                                                           $   175,774,135    $   359,725,777    $   286,570,077
                                                           =====================================================
Class 1 (unlimited shares authorized):
Net assets                                                 $    41,651,256    $    96,371,466    $    78,875,951
Shares of beneficial interest issued and outstanding             3,439,345          9,087,513          5,464,464
Net asset value, offering and redemption price per share   $         12.11    $         10.60    $         14.43
                                                           =====================================================
Class 2 (unlimited shares authorized):
Net assets                                                 $   114,216,834    $   224,301,039    $   177,035,710
Shares of beneficial interest issued and outstanding             9,454,886         21,196,848         12,331,343
Net asset value, offering and redemption price per share   $         12.08    $         10.58    $         14.36
                                                           =====================================================
Class 3 (unlimited shares authorized):
Net assets                                                 $    19,906,045    $    39,053,272    $    30,658,416
Shares of beneficial interest issued and outstanding             1,650,196          3,696,858          2,139,637
Net asset value, offering and redemption price per share   $         12.06    $         10.56    $         14.33
                                                           =====================================================

----------
* Cost
 Investment securities (unaffiliated)                      $   163,883,407    $   321,722,909    $   252,296,250
                                                           =====================================================
 Investment securities (affiliated)                        $            --    $       797,089    $            --
                                                           =====================================================
 Short-term securities                                     $     1,100,000    $    11,242,064    $     7,656,331
                                                           =====================================================
 Foreign cash                                              $            --    $        33,667    $       317,684
                                                           =====================================================
 Proceeds from securities sold short#                      $            --    $     1,048,008    $            --
                                                           =====================================================

See Notes to Financial Statements

                                                              LARGE CAP          LARGE CAP          LARGE CAP
                                                                GROWTH           COMPOSITE            VALUE
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (unaffiliated)*            $    97,067,479    $    35,915,264    $   125,014,525
Investment securities, at value (affiliated)*                           --            201,930          1,284,331
Short-term securities, at value*                                 2,659,795            670,821          2,900,927
Repurchase agreements (cost equals market value)                 1,340,000            574,000          2,896,000
Cash                                                                52,910              1,302              5,086
Foreign cash*                                                           --             14,073                794
Due from broker                                                         --                 --                 --
Receivable for --
  Fund shares sold                                                 566,626            186,368            485,904
  Dividends and interest                                            66,777             41,661            132,238
  Investments sold                                                      --            202,522            191,163
Prepaid expenses and other assets                                    1,078                433              1,323
Due from investment adviser for expense
  reimbursements/fee waivers                                            --              5,701                 --
Variation margin on futures contracts                                   --                 --              5,153
Unrealized appreciation on forward foreign currency
  contracts                                                             --                 --                 --
                                                           -----------------------------------------------------
TOTAL ASSETS                                                   101,754,665         37,814,075        132,917,444
                                                           -----------------------------------------------------

LIABILITIES:
Payable for --
  Fund shares redeemed                                             201,379             32,218            245,314
  Investments purchased                                            438,098            376,027          2,647,989
  Interest on securities sold short                                     --                 --                 --
  Accrued foreign tax on capital gains                                  --                 --                 --
  Investment advisery and management fees                           65,446             24,437             83,103
  Service fees -- Class 2                                            8,898              3,405             11,996
  Service fees -- Class 3                                            2,747              1,003              3,025
  Trusteess' fees and expenses                                         130                 46                121
Other accrued expenses                                              77,155             66,523             81,501
Variation margin on futures contracts                                2,000                150                 --
Due to investment adviser from expense recoupment                    8,048                 --                 --
Securities sold short, at value#                                        --                 --                 --
Due to custodian                                                        --                 --                 --
Unrealized depreciation on forward foreign currency
  contracts                                                             --                 --                 --
                                                           -----------------------------------------------------
TOTAL LIABILITIES                                                  803,901            503,809          3,073,049
                                                           -----------------------------------------------------
NET ASSETS                                                 $   100,950,764    $    37,310,266    $   129,844,395
                                                           =====================================================

COMPOSITION OF NET ASSETS:
Capital paid in                                            $   113,455,476    $    40,529,920    $   123,862,062
Accumulated undistributed net investment income (loss)            (101,299)            76,032          1,524,189
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                  (19,511,813)        (4,368,346)        (3,770,919)
Unrealized appreciation (depreciation) on investments            7,122,750          1,078,462          8,228,368
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                  (14,350)            (5,841)               677
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                --                 39                 18
Accrued capital gains tax on unrealized
  appreciation (depreciation)                                           --                 --                 --
Unrealized appreciation (depreciation) on securities
  sold short                                                            --                 --                 --
                                                           -----------------------------------------------------
                                                           $   100,950,764    $    37,310,266    $   129,844,395
                                                           =====================================================
Class 1 (unlimited shares authorized):
Net assets                                                 $    13,820,544    $     4,658,330    $    14,394,360
Shares of beneficial interest issued and outstanding             1,781,940            521,350          1,320,950
Net asset value, offering and redemption price per share   $          7.76    $          8.94    $         10.90
                                                           =====================================================
Class 2 (unlimited shares authorized):
Net assets                                                 $    72,644,402    $    27,517,797    $    99,554,292
Shares of beneficial interest issued and outstanding             9,421,694          3,087,872          9,159,385
Net asset value, offering and redemption price per share   $          7.71    $          8.91    $         10.87
                                                           =====================================================
Class 3 (unlimited shares authorized):
Net assets                                                 $    14,485,818    $     5,134,139    $    15,895,743
Shares of beneficial interest issued and outstanding             1,882,833            577,111          1,464,547
Net asset value, offering and redemption price per share   $          7.69    $          8.90    $         10.85
                                                           =====================================================

----------
* Cost
 Investment securities (unaffiliated)                      $    89,944,732    $    34,838,374    $   116,665,619
                                                           =====================================================
 Investment securities (affiliated)                        $            --    $       200,361    $     1,404,875
                                                           =====================================================
 Short-term securities                                     $     2,659,792    $       670,818    $     2,900,921
                                                           =====================================================
 Foreign cash                                              $            --    $        14,058    $           776
                                                           =====================================================
 Proceeds from securities sold short#                      $            --    $            --    $            --
                                                           =====================================================

                                                                MID CAP           MID CAP
                                                                GROWTH             VALUE            SMALL CAP
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (unaffiliated)*            $    92,838,171    $   120,142,463    $    79,570,643
Investment securities, at value (affiliated)*                        3,261             26,088              9,105
Short-term securities, at value*                                   214,726             79,726            429,555
Repurchase agreements (cost equals market value)                 2,601,000          4,292,000          2,666,000
Cash                                                                 2,426              3,302             20,755
Foreign cash*                                                        2,885                 --                 --
Due from broker                                                         --                 --                 --
Receivable for --
  Fund shares sold                                                 579,445            632,748            743,743
  Dividends and interest                                            32,507            147,742             33,455
  Investments sold                                                  36,519            775,990          2,229,040
Prepaid expenses and other assets                                    1,054              1,179                937
Due from investment adviser for expense
  reimbursements/fee waivers                                            --                 --                 --
Variation margin on futures contracts                                3,500              3,500              3,750
Unrealized appreciation on forward foreign currency
  contracts                                                             --                 --                 --
                                                           -----------------------------------------------------
TOTAL ASSETS                                                    96,315,494        126,104,738         85,706,983
                                                           -----------------------------------------------------

LIABILITIES:
Payable for --
  Fund shares redeemed                                              83,246            366,345             59,160
  Investments purchased                                            499,921            657,628            323,240
  Interest on securities sold short                                     --                 --                 --
  Accrued foreign tax on capital gains                                  --                 --                 --
  Investment advisery and management fees                           64,696             84,850             57,345
  Service fees -- Class 2                                            8,061             11,441              7,143
  Service fees -- Class 3                                            2,763              2,980              2,649
  Trusteess' fees and expenses                                         146                 43                138
Other accrued expenses                                              77,686             79,089             74,496
Variation margin on futures contracts                                   --                 --                 --
Due to investment adviser from expense recoupment                    6,354                 --              3,910
Securities sold short, at value#                                        --                 --                 --
Due to custodian                                                        --                 --                 --
Unrealized depreciation on forward foreign currency
  contracts                                                             --                 --                 --
                                                           -----------------------------------------------------
TOTAL LIABILITIES                                                  742,873          1,202,376            528,081
                                                           -----------------------------------------------------
NET ASSETS                                                 $    95,572,621    $   124,902,362    $    85,178,902
                                                           =====================================================

COMPOSITION OF NET ASSETS:
Capital paid in                                            $    87,270,257    $   100,554,980    $    87,257,852
Accumulated undistributed net investment income (loss)            (382,046)           826,104           (277,295)
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                     (102,102)         7,161,192         (4,689,740)
Unrealized appreciation (depreciation) on investments            8,785,424         16,359,001          2,886,222
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                    1,085              1,085              1,863
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                 3                 --                 --
Accrued capital gains tax on unrealized
  appreciation (depreciation)                                           --                 --                 --
Unrealized appreciation (depreciation) on securities
  sold short                                                            --                 --                 --
                                                           -----------------------------------------------------
                                                           $    95,572,621    $   124,902,362    $    85,178,902
                                                           =====================================================
Class 1 (unlimited shares authorized):
Net assets                                                 $    13,938,604    $    14,415,119    $    11,702,449
Shares of beneficial interest issued and outstanding             1,226,045            905,976          1,392,954
Net asset value, offering and redemption price per share   $         11.37    $         15.91    $          8.40
                                                           =====================================================
Class 2 (unlimited shares authorized):
Net assets                                                 $    66,849,197    $    94,788,856    $    59,490,615
Shares of beneficial interest issued and outstanding             5,915,589          5,973,195          7,123,574
Net asset value, offering and redemption price per share   $         11.30    $         15.87    $          8.35
                                                           =====================================================
Class 3 (unlimited shares authorized):
Net assets                                                 $    14,784,820    $    15,698,387    $    13,985,838
Shares of beneficial interest issued and outstanding             1,311,142            991,043          1,678,435
Net asset value, offering and redemption price per share   $         11.28    $         15.84    $          8.33
                                                           =====================================================

----------
* Cost
 Investment securities (unaffiliated)                      $    84,052,241    $   103,779,434    $    76,683,828
                                                           =====================================================
 Investment securities (affiliated)                        $         3,771    $        30,121    $         9,704
                                                           =====================================================
 Short-term securities                                     $       214,722    $        79,721    $       429,549
                                                           =====================================================
 Foreign cash                                              $         2,884    $            --    $            --
                                                           =====================================================
 Proceeds from securities sold short#                      $            --    $            --    $            --
                                                           =====================================================

See Notes to Financial Statements

                                                                                DIVERSIFIED
                                                            INTERNATIONAL          FIXED               CASH              FOCUS
                                                                EQUITY             INCOME           MANAGEMENT           GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (unaffiliated)*            $    77,039,193    $   157,779,936    $            --    $    80,662,062
Investment securities, at value (affiliated)*                           --                 --                 --                 --
Short-term securities, at value*                                 1,619,692                 --         74,387,178          2,793,618
Repurchase agreements (cost equals market)                       1,605,000         19,744,000          3,591,000          2,474,000
Cash                                                                 4,397             17,373              4,831            640,135
Foreign cash*                                                    1,466,657                 --                 --             42,181
Due from broker                                                    272,887                 --                 --                 --
Receivable for --
  Fund shares sold                                                 487,410            645,371            283,532            727,215
  Dividends and interest                                           150,121          1,589,134             30,515             20,377
  Investments sold                                                  75,167            156,048                 --          2,307,209
Prepaid expenses and other assets                                      761              1,944                662                993
Due from investment adviser for expense
  reimbursements/fee waivers                                         1,132                 --                 --                 --
Variation margin on futures contracts                               47,192                 --                 --                 --
Unrealized appreciation on forward foreign currency
  contracts                                                         38,558                 --                 --                 --
                                                           ------------------------------------------------------------------------
TOTAL ASSETS                                                    82,808,167        179,933,806         78,297,718         89,667,790
                                                           ------------------------------------------------------------------------

LIABILITIES:
Payable for --
  Fund shares redeemed                                             124,208            422,917          1,243,552             74,263
  Investments purchased                                             36,335         12,737,588                 --          3,554,358
  Interest on securities sold short                                     --                 --                 --                 --
  Accrued foreign tax on capital gains                                  31                 --                 --                 --
  Investment advisery and management fees                           65,360             95,228             35,832             69,432
  Service fees -- Class 2                                            7,440             16,508              7,690              7,771
  Service fees -- Class 3                                            2,371              3,765              2,689              2,970
  Trustees' fees and expenses                                           35                213                 --                172
Other accrued expenses                                              81,062             90,264             43,015             75,332
Variation margin on futures contracts                                   --              4,125                 --                 --
Due to investment adviser from expense recoupment                       --                 --                 --              5,105
Securities sold short, at value#                                        --                 --                 --                 --
Due to custodian                                                        --                 --                 --                 --
Unrealized depreciation on forward foreign currency
  contracts                                                         18,926                 --                 --                 --
                                                           ------------------------------------------------------------------------
TOTAL LIABILITIES                                                  335,768         13,370,608          1,332,778          3,789,403
                                                           ------------------------------------------------------------------------
NET ASSETS                                                 $    82,472,399    $   166,563,198    $    76,964,940    $    85,878,387
                                                           ========================================================================

COMPOSITION OF NET ASSETS:
Capital paid in                                            $    80,886,755    $   155,586,118    $    76,725,718    $    89,730,335
Accumulated undistributed net investment income (loss)           1,083,678          7,465,834            263,724           (342,126)
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                   (6,489,613)           202,961                (62)       (10,774,170)
Unrealized appreciation (depreciation) on investments            7,156,249          3,308,786            (24,440)         7,264,874
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                  (36,407)              (501)                --                 --
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                          (128,232)                --                 --               (526)
Accrued capital gains tax on unrealized
  appreciation (depreciation)                                          (31)                --                 --                 --
Unrealized appreciation (depreciation) on securities
  sold short                                                            --                 --                 --                 --
                                                           ------------------------------------------------------------------------
                                                           $    82,472,399    $   166,563,198    $    76,964,940    $    85,878,387
                                                           ========================================================================
Class 1 (unlimited shares authorized):
Net assets                                                 $     7,686,183    $    13,251,986    $     3,770,248    $     6,949,671
Shares of beneficial interest issued and outstanding             1,009,326          1,206,725            348,665            955,391
Net asset value, offering and redemption price per share   $          7.61    $         10.98    $         10.81    $          7.27
                                                           ========================================================================
Class 2 (unlimited shares authorized):
Net assets                                                 $    62,283,105    $   134,160,793    $    59,801,842    $    63,582,957
Shares of beneficial interest issued and outstanding             8,192,691         12,246,830          5,543,630          8,792,585
Net asset value, offering and redemption price per share   $          7.60    $         10.95    $         10.79    $          7.23
                                                           ========================================================================
Class 3 (unlimited shares authorized):
Net assets                                                 $    12,503,111    $    19,150,419    $    13,392,850    $    15,345,759
Shares of beneficial interest issued and outstanding             1,647,384          1,752,203          1,243,378          2,126,115
Net asset value, offering and redemption price per share   $          7.59    $         10.93    $         10.77    $          7.22
                                                           ========================================================================
----------
* Cost
 Investment securities (unaffiliated)                      $    69,882,949    $   154,471,150    $            --    $    73,396,953
                                                           ========================================================================
 Investment securities (affiliated)                        $            --    $            --    $            --    $            --
                                                           ========================================================================
 Short-term securities                                     $     1,619,687    $            --    $    74,411,618    $     2,793,853
                                                           ========================================================================
 Foreign cash                                              $     1,443,315    $            --    $            --    $        42,707
                                                           ========================================================================
 Proceeds from securities sold short#                      $            --    $            --    $            --    $            --
                                                           ========================================================================

                                                                                   FOCUS
                                                                                   GROWTH
                                                                FOCUS               AND               FOCUS
                                                               TECHNET             INCOME             VALUE
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (unaffiliated)*            $    31,076,783    $    58,410,858    $    62,028,306
Investment securities, at value (affiliated)*                           --                 --                 --
Short-term securities, at value*                                        --            783,000                 --
Repurchase agreements (cost equals market)                       1,670,000          1,832,000          2,777,000
Cash                                                               115,555              1,250                 --
Foreign cash*                                                           --             37,217             15,172
Due from broker                                                         --                 --                 --
Receivable for --
  Fund shares sold                                                 466,708            837,959            341,252
  Dividends and interest                                             1,956            111,245            128,842
  Investments sold                                                  65,426            523,502            833,180
Prepaid expenses and other assets                                      415                605                618
Due from investment adviser for expense
  reimbursements/fee waivers                                         6,344                 --                 --
Variation margin on futures contracts                                   --                 --                 --
Unrealized appreciation on forward foreign currency
  contracts                                                             --                 --                 --
                                                           -----------------------------------------------------
TOTAL ASSETS                                                    33,403,187         62,537,636         66,124,370
                                                           -----------------------------------------------------

LIABILITIES:
Payable for --
  Fund shares redeemed                                              58,798             74,475            249,853
  Investments purchased                                            148,054            728,897            706,037
  Interest on securities sold short                                     --                 --                 --
  Accrued foreign tax on capital gains                                  --                 --                 --
  Investment advisery and management fees                           31,300             50,157             52,354
  Service fees -- Class 2                                            3,058              5,664              6,398
  Service fees -- Class 3                                            1,424              3,099              2,425
  Trustees' fees and expenses                                           95                 51                 47
Other accrued expenses                                              56,577             60,341             55,863
Variation margin on futures contracts                                   --                 --                 --
Due to investment adviser from expense recoupment                       --                798              1,490
Securities sold short, at value#                                        --                 --                 --
Due to custodian                                                        --                 --             25,474
Unrealized depreciation on forward foreign currency
  contracts                                                             --                 --             21,895
                                                           -----------------------------------------------------
TOTAL LIABILITIES                                                  299,306            923,482          1,121,836
                                                           -----------------------------------------------------
NET ASSETS                                                 $    33,103,881    $    61,614,154    $    65,002,534
                                                           =====================================================

COMPOSITION OF NET ASSETS:
Capital paid in                                            $    35,857,370    $    58,641,954    $    55,056,468
Accumulated undistributed net investment income (loss)            (283,447)            23,978            632,846
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                   (3,078,896)        (1,356,349)         4,258,662
Unrealized appreciation (depreciation) on investments              608,854          4,302,615          5,076,402
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                       --                 --                 --
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                --              1,956            (21,844)
Accrued capital gains tax on unrealized
  appreciation (depreciation)                                           --                 --                 --
Unrealized appreciation (depreciation) on securities
  sold short                                                            --                 --                 --
                                                           -----------------------------------------------------
                                                           $    33,103,881    $    61,614,154    $    65,002,534
                                                           =====================================================
Class 1 (unlimited shares authorized):
Net assets                                                 $            --    $            --    $            --
Shares of beneficial interest issued and outstanding                    --                 --                 --
Net asset value, offering and redemption price per share   $            --    $            --    $            --
                                                           =====================================================
Class 2 (unlimited shares authorized):
Net assets                                                 $    25,658,513    $    46,079,184    $    52,501,550
Shares of beneficial interest issued and outstanding             5,365,058          5,181,594          3,983,973
Net asset value, offering and redemption price per share   $          4.78    $          8.89    $         13.18
                                                           =====================================================
Class 3 (unlimited shares authorized):
Net assets                                                 $     7,445,368    $    15,534,970    $    12,500,984
Shares of beneficial interest issued and outstanding             1,559,097          1,750,244            950,209
Net asset value, offering and redemption price per share   $          4.78    $          8.88    $         13.16
                                                           =====================================================
----------
* Cost
 Investment securities (unaffiliated)                      $    30,467,929    $    54,108,243    $    56,951,904
                                                           =====================================================
 Investment securities (affiliated)                        $            --    $            --    $            --
                                                           =====================================================
 Short-term securities                                     $            --    $       783,000    $            --
                                                           =====================================================
 Foreign cash                                              $            --    $        35,261    $        15,214
                                                           =====================================================
 Proceeds from securities sold short#                      $            --    $            --    $            --
                                                           =====================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                       MULTI-
                                                                    MULTI-            MANAGED             MULTI-
                                                                   MANAGED            MODERATE           MANAGED
                                                                    GROWTH             GROWTH         INCOME/EQUITY
--------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest (unaffiliated)                                      $       934,086    $     2,564,834    $     3,508,895
  Dividends (unaffiliated)                                             347,150            464,731            329,789
  Dividends (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
    Total investment income*                                         1,281,236          3,029,565          3,838,684
                                                               -----------------------------------------------------
EXPENSES:
  Investment advisery and management fees                              631,219          1,048,397            887,305
  Service fees:
    Class 2                                                             57,963            120,089            111,080
    Class 3                                                              9,604             24,246             22,858
  Custodian fees                                                        73,913             79,333             76,479
  Reports to shareholders                                                7,136             12,306             11,071
  Auditing and tax fees                                                 16,115             16,115             16,115
  Legal fees                                                             4,935              7,129              6,519
  Trustees' fees and expenses                                            1,781              3,050              2,687
  Interest expense                                                          57                 62                146
  Other expenses                                                         2,533              3,718              3,306
                                                               -----------------------------------------------------
    Total expenses before fee waivers, expense
      reimbursements, custody credits and fees
      paid indirectly                                                  805,256          1,314,445          1,137,566
    Net (fees waived and expenses reimbursed)/recouped
      by investment adviser (Note 4)                                        --                 --                 --
    Custody credits earned on cash balances                               (342)              (656)              (695)
    Fees paid indirectly (Note 5)                                           --                 --                 --
                                                               -----------------------------------------------------
      Net expenses                                                     804,914          1,313,789          1,136,871
                                                               -----------------------------------------------------
Net investment income (loss)                                           476,322          1,715,776          2,701,813
                                                               -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**           1,857,745          2,597,968           (391,571)
  Net realized gain (loss) on investments (affiliated)                      --                 --                 --
  Net realized gain (loss) on futures contracts and
    options contracts                                                  (23,493)           (58,889)          (105,141)
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                              20,623             73,571             79,499
                                                               -----------------------------------------------------
  Net realized gain (loss) on investments and foreign
    currencies                                                       1,854,875          2,612,650           (417,213)
                                                               -----------------------------------------------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                                      (5,789,210)        (9,879,559)        (2,096,984)
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                                --                 --                 --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                             (5,978)           (23,324)           (37,987)
  Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities                                       (32,401)          (103,021)          (136,794)
  Change in unrealized appreciation (depreciation) on
    securities sold short                                                   --                 --                 --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                             --                 --                 --
                                                               -----------------------------------------------------
  Net unrealized gain (loss) on investments and foreign
    currencies                                                      (5,827,589)       (10,005,904)        (2,271,765)
                                                               -----------------------------------------------------
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                          (3,972,714)        (7,393,254)        (2,688,978)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $    (3,496,392)   $    (5,677,478)   $        12,835
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest
  and dividends of                                             $         4,137    $         5,135    $         1,403
                                                               =====================================================
** Net of foreign withholding taxes on capital gains of        $            --    $            --    $            --
                                                               =====================================================

                                                                                       ASSET
                                                                                    ALLOCATION:
                                                                MULTI-MANAGED       DIVERSIFIED
                                                                    INCOME             GROWTH             STOCK
--------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest (unaffiliated)                                      $     3,392,411    $     1,697,237    $           280
  Dividends (unaffiliated)                                             138,077          2,548,955          1,443,072
  Dividends (affiliated)                                                    --              1,706                 --
                                                               -----------------------------------------------------
    Total investment income*                                         3,530,488          4,247,898          1,443,352
                                                               -----------------------------------------------------
EXPENSES:
  Investment advisery and management fees                              661,930          1,504,813          1,196,627
  Service fees:
    Class 2                                                             86,344            169,953            133,833
    Class 3                                                             17,156             33,210             25,923
  Custodian fees                                                        75,940            114,998             67,045
  Reports to shareholders                                                8,727             16,646             14,079
  Auditing and tax fees                                                 16,115             16,620             15,610
  Legal fees                                                             5,519              9,560              7,992
  Trustees' fees and expenses                                            2,120              4,431              3,565
  Interest expense                                                         231                 --                 --
  Other expenses                                                         2,794              4,592              4,155
                                                               -----------------------------------------------------
    Total expenses before fee waivers, expense
      reimbursements, custody credits and fees
      paid indirectly                                                  876,876          1,874,823          1,468,829
    Net (fees waived and expenses reimbursed)/recouped
      by investment adviser (Note 4)                                        --                 --                 --
    Custody credits earned on cash balances                               (394)                --                (46)
    Fees paid indirectly (Note 5)                                           --             (1,639)                --
                                                               -----------------------------------------------------
      Net expenses                                                     876,482          1,873,184          1,468,783
                                                               -----------------------------------------------------
Net investment income (loss)                                         2,654,006          2,374,714            (25,431)
                                                               -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**              80,921          5,187,284          7,833,141
  Net realized gain (loss) on investments (affiliated)                      --             82,354                 --
  Net realized gain (loss) on futures contracts and
    options contracts                                                  (88,224)        (1,942,350)                --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                              92,893             (3,200)           (24,219)
                                                               -----------------------------------------------------
  Net realized gain (loss) on investments and foreign
    currencies                                                          85,590          3,324,088          7,808,922
                                                               -----------------------------------------------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                                      (2,830,222)       (11,522,481)       (15,273,221)
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                                --           (204,352)                --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                            (30,681)          (101,447)                --
  Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities                                      (148,340)            16,329              1,530
  Change in unrealized appreciation (depreciation) on
    securities sold short                                                   --             (2,186)                --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                             --                 --                 --
                                                               -----------------------------------------------------
  Net unrealized gain (loss) on investments and foreign
    currencies                                                      (3,009,243)       (11,814,137)       (15,271,691)
                                                               -----------------------------------------------------
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                          (2,923,653)        (8,490,049)        (7,462,769)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $      (269,647)   $    (6,115,335)   $    (7,488,200)
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest
  and dividends of                                             $         1,269    $       141,154    $        29,219
                                                               =====================================================
** Net of foreign withholding taxes on capital gains of        $            --    $            --    $            --
                                                               =====================================================

See Notes to Financial Statements

                                                                  LARGE CAP          LARGE CAP          LARGE CAP
                                                                    GROWTH           COMPOSITE            VALUE
--------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest (unaffiliated)                                      $        32,395    $         4,745    $        13,059
  Dividends (unaffiliated)                                             461,243            259,150          1,237,823
  Dividends (affiliated)                                                    --                401              2,502
                                                               -----------------------------------------------------
    Total investment income*                                           493,638            264,296          1,253,384
                                                               -----------------------------------------------------
EXPENSES:
  Investment advisery and management fees                              384,271            147,861            474,231
  Service fees:
    Class 2                                                             53,884             20,988             70,608
    Class 3                                                             12,219              4,573             12,992
  Custodian fees                                                        70,272             68,556             71,222
  Reports to shareholders                                                4,816              1,661              5,589
  Auditing and tax fees                                                 16,114             16,045             16,119
  Legal fees                                                             3,918              2,626              4,318
  Trustees' fees and expenses                                            1,169                457              1,425
  Interest expense                                                          --                 49                 --
  Other expenses                                                         2,109              1,396              2,433
                                                               -----------------------------------------------------
    Total expenses before fee waivers, expense
      reimbursements, custody credits and
      fees paid indirectly                                             548,772            264,212            658,937
    Net (fees waived and expenses reimbursed)/recouped
      by investment adviser (Note 4)                                    46,137            (35,281)             5,705
    Custody credits earned on cash balances                               (433)               (61)               (88)
    Fees paid indirectly (Note 5)                                           --                 --                 --
                                                               -----------------------------------------------------
      Net expenses                                                     594,476            228,870            664,554
                                                               -----------------------------------------------------
Net investment income (loss)                                          (100,838)            35,426            588,830
                                                               -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**            (579,038)           538,049          1,266,342
  Net realized gain (loss) on investments (affiliated)                      --              2,306             18,217
  Net realized gain (loss) on futures contracts and
    options contracts                                                     (256)              (798)            21,778
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                                 (66)            (1,290)              (117)
                                                               -----------------------------------------------------
  Net realized gain (loss) on investments and foreign
    currencies                                                        (579,360)           538,267          1,306,220
                                                               -----------------------------------------------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                                        (722,586)        (1,154,482)          (183,044)
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                                --            (15,909)          (102,299)
  Change in unrealized appreciation (depreciation)
    on futures contracts and options contracts                         (18,135)            (9,371)            (7,813)
  Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities                                            --                (39)                18
  Change in unrealized appreciation (depreciation) on
    securities sold short                                                   --                 --                 --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                             --                 --                 --
                                                               -----------------------------------------------------
  Net unrealized gain (loss) on investments and foreign
    currencies                                                        (740,721)        (1,179,801)          (293,138)
                                                               -----------------------------------------------------
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                          (1,320,081)          (641,534)         1,013,082
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $    (1,420,919)   $      (606,108)   $     1,601,912
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $         1,810    $         1,924    $         6,499
                                                               =====================================================
** Net of foreign withholding taxes on capital gains of        $            --    $            --    $            --
                                                               =====================================================

                                                                   MID CAP            MID CAP
                                                                    GROWTH             VALUE            SMALL CAP
--------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest (unaffiliated)                                      $        10,570    $        14,433    $        18,663
  Dividends (unaffiliated)                                             213,721          1,051,737            223,645
  Dividends (affiliated)                                                    11                 87                 28
                                                               -----------------------------------------------------
    Total investment income*                                           224,302          1,066,257            242,336
                                                               -----------------------------------------------------
EXPENSES:
  Investment advisery and management fees                              400,263            472,208            341,949
  Service fees:
    Class 2                                                             52,101             65,413             45,197
    Class 3                                                             12,714             12,689             11,797
  Custodian fees                                                        70,420             70,881             70,418
  Reports to shareholders                                                4,485              5,351              3,551
  Auditing and tax fees                                                 16,119             16,119             16,119
  Legal fees                                                             3,888              4,126              3,581
  Trustees' fees and expenses                                            1,160              1,310              1,006
  Interest expense                                                         200                 --                 52
  Other expenses                                                         1,952              2,106              2,098
                                                               -----------------------------------------------------
    Total expenses before fee waivers, expense
      reimbursements, custody credits and
      fees paid indirectly                                             563,302            650,203            495,768
    Net (fees waived and expenses reimbursed)/recouped
      by investment adviser (Note 4)                                    43,102             27,538             23,899
    Custody credits earned on cash balances                                (56)              (231)               (36)
    Fees paid indirectly (Note 5)                                           --                 --                 --
                                                               -----------------------------------------------------
      Net expenses                                                     606,348            677,510            519,631
                                                               -----------------------------------------------------
Net investment income (loss)                                          (382,046)           388,747           (277,295)
                                                               -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**           3,033,017          5,110,731              7,539
  Net realized gain (loss) on investments (affiliated)                     185                258                 18
  Net realized gain (loss) on futures contracts and
    options contracts                                                  (72,226)           (38,121)           (35,151)
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                                 (18)                --                 --
                                                               -----------------------------------------------------
  Net realized gain (loss) on investments and foreign
    currencies                                                       2,960,958          5,072,868            (27,594)
                                                               -----------------------------------------------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                                      (5,043,743)        (1,645,175)        (4,743,038)
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                            (1,303)            (7,455)              (825)
  Change in unrealized appreciation (depreciation)
    on futures contracts and options contracts                         (12,550)           (12,550)           (18,222)
  Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities                                            (4)                --                 --
  Change in unrealized appreciation (depreciation) on
    securities sold short                                                   --                 --                 --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                             --                 --                 --
                                                               -----------------------------------------------------
  Net unrealized gain (loss) on investments and foreign
    currencies                                                      (5,057,600)        (1,665,180)        (4,762,085)
                                                               -----------------------------------------------------
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                          (2,096,642)         3,407,688         (4,789,679)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $    (2,478,688)   $     3,796,435    $    (5,066,974)
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $         1,073    $         1,434    $            86
                                                               =====================================================
** Net of foreign withholding taxes on capital gains of        $            --    $            --    $            --
                                                               =====================================================

See Notes to Financial Statements

                                                                                    DIVERSIFIED
                                                                INTERNATIONAL          FIXED               CASH
                                                                    EQUITY             INCOME           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest (unaffiliated)                                      $         3,123    $     3,428,854    $       465,442
  Dividends (unaffiliated)                                             828,529             26,357                 --
  Dividends (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
    Total investment income*                                           831,652          3,455,211            465,442
                                                               -----------------------------------------------------
EXPENSES:
  Investment advisery and management fees                              379,136            543,193            201,388
  Service fees:
    Class 2                                                             44,887             96,996             43,905
    Class 3                                                             10,311             16,110             12,792
  Custodian fees                                                        90,599             73,490             23,451
  Reports to shareholders                                                3,702              9,019              5,116
  Auditing and tax fees                                                 23,413             18,977             18,973
  Legal fees                                                             3,454              4,947              3,324
  Trustees' fees and expenses                                              911              1,914                816
  Interest expense                                                         552                 22                 --
  Other expenses                                                         1,725              2,814              1,615
                                                               -----------------------------------------------------
    Total expenses before fee waivers, expense
      reimbursements, custody credits and
      fees paid indirectly                                             558,690            767,482            311,380
    Net (fee waived and expenses reimbursed)/recouped
      by investment adviser (Note 4)                                   (10,497)                --                 --
    Custody credits earned on cash balances                               (117)              (289)              (281)
    Fees paid indirectly (Note 5)                                           --                 --                 --
                                                               -----------------------------------------------------
      Net expenses                                                     548,076            767,193            311,099
                                                               -----------------------------------------------------
Net investment income (loss)                                           283,576          2,688,018            154,343
                                                               -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**             738,525             77,690                 83
  Net realized gain (loss) on investments (affiliated)                      --                 --                 --
  Net realized gain (loss) on futures contracts and
    options contracts                                                   66,234             25,651                 --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                             (85,703)                --                 --
                                                               -----------------------------------------------------
  Net realized gain (loss) on investments and foreign
    currencies                                                         719,056            103,341                 83
                                                               -----------------------------------------------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                                      (2,031,038)        (2,891,282)           (26,105)
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                                --                 --                 --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                            (96,249)            24,402                 --
  Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities                                       (42,144)                --                 --
  Change in unrealized appreciation (depreciation) on
    securities sold short                                                   --                 --                 --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                          2,871                 --                 --
                                                               -----------------------------------------------------
  Net unrealized gain (loss) on investments and foreign
    currencies                                                      (2,166,560)        (2,866,880)           (26,105)
                                                               -----------------------------------------------------
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                          (1,447,504)        (2,763,539)           (26,022)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $    (1,163,928)   $       (75,521)   $       128,321
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $       104,459    $            --    $            --
                                                               =====================================================
** Net of foreign withholding taxes on capital gains of        $           205    $            --    $            --
                                                               =====================================================

                                                                                                          FOCUS
                                                                                                          GROWTH
                                                                    FOCUS              FOCUS               AND
                                                                    GROWTH            TECHNET             INCOME
--------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest (unaffiliated)                                      $         3,807    $         6,539    $         7,607
  Dividends (unaffiliated)                                             268,050             20,613            452,138
  Dividends (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
    Total investment income*                                           271,857             27,152            459,745
                                                               -----------------------------------------------------
EXPENSES:
  Investment advisery and management fees                              422,082            221,961            295,725
  Service fees:
    Class 2                                                             49,418             23,296             35,596
    Class 3                                                             13,732              7,416             14,604
  Custodian fees                                                        70,491             63,191             63,315
  Reports to shareholders                                                3,713              3,445              2,838
  Auditing and tax fees                                                 12,289             12,655             12,214
  Legal fees                                                             3,668              2,565              3,017
  Trustees' fees and expenses                                            1,054                478                715
  Interest expense                                                         421              2,911                 --
  Other expenses                                                         2,002                524              1,573
                                                               -----------------------------------------------------
    Total expenses before fee waivers, expense
      reimbursements, custody credits and
      fees paid indirectly                                             578,870            338,442            429,597
    Net (fee waived and expenses reimbursed)/recouped
      by investment adviser (Note 4)                                    33,361            (30,123)             5,078
    Custody credits earned on cash balances                               (375)              (157)               (34)
    Fees paid indirectly (Note 5)                                           --                 --                 --
                                                               -----------------------------------------------------
      Net expenses                                                     611,856            308,162            434,641
                                                               -----------------------------------------------------
Net investment income (loss)                                          (339,999)          (281,010)            25,104
                                                               -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**             784,607            831,198            128,630
  Net realized gain (loss) on investments (affiliated)                      --                 --                 --
  Net realized gain (loss) on futures contracts and
    options contracts                                                       --                 --                 --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                             (22,161)                --             (9,988)
                                                               -----------------------------------------------------
  Net realized gain (loss) on investments and foreign
    currencies                                                         762,446            831,198            118,642
                                                               -----------------------------------------------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                                      (7,563,520)        (2,950,877)        (2,694,741)
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                                --                 --                 --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                                 --                 --                 --
  Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities                                          (712)                --               (292)
  Change in unrealized appreciation (depreciation) on
    securities sold short                                                   --                 --                 --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                             --                 --                 --
                                                               -----------------------------------------------------
  Net unrealized gain (loss) on investments and foreign
    currencies                                                      (7,564,232)        (2,950,877)        (2,695,033)
                                                               -----------------------------------------------------
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                          (6,801,786)        (2,119,679)        (2,576,391)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $    (7,141,785)   $    (2,400,689)   $    (2,551,287)
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $         7,874    $            --    $        22,487
                                                               =====================================================
** Net of foreign withholding taxes on capital gains of        $            --    $            --    $            --
                                                               =====================================================

                                                                    FOCUS
                                                                    VALUE
------------------------------------------------------------------------------
INCOME:
  Interest (unaffiliated)                                      $         6,339
  Dividends (unaffiliated)                                             574,455
  Dividends (affiliated)                                                    --
                                                               ---------------
    Total investment income*                                           580,794
                                                               ---------------
EXPENSES:
  Investment advisery and management fees                              287,964
  Service fees:
    Class 2                                                             37,088
    Class 3                                                             10,178
  Custodian fees                                                        63,528
  Reports to shareholders                                                2,298
  Auditing and tax fees                                                 12,241
  Legal fees                                                             3,017
  Trustees' fees and expenses                                              680
  Interest expense                                                          --
  Other expenses                                                         1,160
                                                               ---------------
    Total expenses before fee waivers, expense
      reimbursements, custody credits and
      fees paid indirectly                                             418,154
    Net (fee waived and expenses reimbursed)/recouped
      by investment adviser (Note 4)                                     3,627
    Custody credits earned on cash balances                               (161)
    Fees paid indirectly (Note 5)                                           --
                                                               ---------------
      Net expenses                                                     421,620
                                                               ---------------
Net investment income (loss)                                           159,174
                                                               ---------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**             697,379
  Net realized gain (loss) on investments (affiliated)                      --
  Net realized gain (loss) on futures contracts and
    options contracts                                                   44,997
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                             (48,121)
                                                               ---------------
  Net realized gain (loss) on investments and foreign
    currencies                                                         694,255
                                                               ---------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                                        (272,162)
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                                --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                                 --
  Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities                                       (21,902)
  Change in unrealized appreciation (depreciation) on
    securities sold short                                                   --
  Change in accrued capital gains tax on unrealized
    appreciation (depreciation)                                             --
                                                               ---------------
  Net unrealized gain (loss) on investments and foreign
    currencies                                                        (294,064)
                                                               ---------------
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                             400,191
                                                               ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $       559,365
                                                               ===============

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $         7,855
                                                               ===============
** Net of foreign withholding taxes on capital gains of        $            --
                                                               ===============

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      MULTI-MANAGED
                                                            MULTI-MANAGED GROWTH                     MODERATE GROWTH
                                                     ----------------------------------    ----------------------------------
                                                       FOR THE SIX                           FOR THE SIX
                                                       MONTHS ENDED       FOR THE YEAR       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED          SEPTEMBER 30,          ENDED
                                                           2004            MARCH 31,             2004            MARCH 31,
                                                       (UNAUDITED)            2004           (UNAUDITED)            2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $       476,322    $       823,220    $     1,715,776    $     2,697,876
Net realized gain (loss) on investments and
  foreign currencies                                       1,854,875          5,235,160          2,612,650          7,319,442
Net unrealized gain (loss) on investments and
  foreign currencies                                      (5,827,589)        22,951,855        (10,005,904)        29,980,238
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (3,496,392)        29,010,235         (5,677,478)        39,997,556
                                                     ------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS
  FROM:
Net investment income (Class 1)                                   --           (573,025)                --         (1,056,524)
Net investment income (Class 2)                                   --           (602,898)                --         (2,057,720)
Net investment income (Class 3)                                   --             (3,351)                --            (11,320)
Net realized gain on investments (Class 1)                        --                 --                 --                 --
Net realized gain on investments (Class 2)                        --                 --                 --                 --
Net realized gain on investments (Class 3)                        --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Total dividends and distributions to shareholders                 --         (1,179,274)                --         (3,125,564)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                 3,961,890         14,087,897         13,857,432         43,219,410
                                                     ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      465,498         41,918,858          8,179,954         80,091,402

NET ASSETS:
Beginning of period                                      142,020,215        100,101,357        244,652,446        164,561,044
                                                     ------------------------------------------------------------------------
End of period+                                       $   142,485,713    $   142,020,215    $   252,832,400    $   244,652,446
                                                     ========================================================================

----------
+ Includes undistributed net investment income
  (loss)                                             $     1,182,559    $       706,237    $     4,203,851    $     2,488,075
                                                     ========================================================================

                                                                MULTI-MANAGED
                                                                INCOME/EQUITY
                                                     ----------------------------------
                                                       FOR THE SIX
                                                       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED
                                                           2004            MARCH 31,
                                                       (UNAUDITED)            2004
---------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $     2,701,813    $     4,296,911
Net realized gain (loss) on investments and
  foreign currencies                                        (417,213)         4,016,144
Net unrealized gain (loss) on investments and
  foreign currencies                                      (2,271,765)        15,763,961
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             12,835         24,077,016
                                                     ----------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS
  FROM:
Net investment income (Class 1)                                   --         (1,212,449)
Net investment income (Class 2)                                   --         (2,869,969)
Net investment income (Class 3)                                   --            (65,546)
Net realized gain on investments (Class 1)                        --                 --
Net realized gain on investments (Class 2)                        --                 --
Net realized gain on investments (Class 3)                        --                 --
                                                     ----------------------------------
Total dividends and distributions to shareholders                 --         (4,147,964)
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                11,143,193         50,535,037
                                                     ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   11,156,028         70,464,089

NET ASSETS:
Beginning of period                                      214,798,546        144,334,457
                                                     ----------------------------------
End of period+                                       $   225,954,574    $   214,798,546
                                                     ==================================

----------
+ Includes undistributed net investment income
  (loss)                                             $     6,734,540    $     4,032,727
                                                     ==================================

See Notes to Financial Statements

                                                                                                          ASSET
                                                                MULTI-MANAGED                          ALLOCATION:
                                                                   INCOME                          DIVERSIFIED GROWTH
                                                     ----------------------------------    ----------------------------------
                                                       FOR THE SIX                           FOR THE SIX
                                                       MONTHS ENDED       FOR THE YEAR       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED          SEPTEMBER 30,          ENDED
                                                           2004            MARCH 31,             2004            MARCH 31,
                                                       (UNAUDITED)            2004           (UNAUDITED)            2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $     2,654,006    $     4,536,696    $     2,374,714    $     3,621,942
Net realized gain (loss) on investments and
  foreign currencies                                          85,590          2,509,539          3,324,088         19,413,379
Net unrealized gain (loss) on investments and
  foreign currencies                                      (3,009,243)         7,883,240        (11,814,137)        49,826,702
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           (269,647)        14,929,475         (6,115,335)        72,862,023
                                                     ------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS
  FROM:
Net investment income (Class 1)                                   --         (1,252,180)                --         (1,289,579)
Net investment income (Class 2)                                   --         (2,969,066)                --         (2,332,551)
Net investment income (Class 3)                                   --            (58,735)                --            (31,653)
Net realized gain on investments (Class 1)                        --                 --                 --                 --
Net realized gain on investments (Class 2)                        --                 --                 --                 --
Net realized gain on investments (Class 3)                        --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Total dividends and distributions to shareholders                 --         (4,279,981)                --         (3,653,783)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                 3,831,826         36,903,910         12,887,012         48,052,651
                                                     ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    3,562,179         47,553,404          6,771,677        117,260,891

NET ASSETS:
Beginning of period                                      172,211,956        124,658,552        352,954,100        235,693,209
                                                     ------------------------------------------------------------------------
End of period+                                       $   175,774,135    $   172,211,956    $   359,725,777    $   352,954,100
                                                     ========================================================================

----------
+ Includes undistributed net investment income
  (loss)                                             $     6,927,899    $     4,273,893    $     6,019,346    $     3,644,632
                                                     ========================================================================

                                                                    STOCK
                                                     ----------------------------------
                                                       FOR THE SIX
                                                       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED
                                                           2004            MARCH 31,
                                                       (UNAUDITED)            2004
---------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $       (25,431)   $        11,273
Net realized gain (loss) on investments and
  foreign currencies                                       7,808,922          4,931,440
Net unrealized gain (loss) on investments and
  foreign currencies                                     (15,271,691)        62,162,724
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (7,488,200)        67,105,437
                                                     ----------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS
  FROM:
Net investment income (Class 1)                                   --            (28,837)
Net investment income (Class 2)                                   --                 --
Net investment income (Class 3)                                   --                 --
Net realized gain on investments (Class 1)                        --                 --
Net realized gain on investments (Class 2)                        --                 --
Net realized gain on investments (Class 3)                        --                 --
                                                     ----------------------------------
Total dividends and distributions to shareholders                 --            (28,837)
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                11,788,503         29,107,177
                                                     ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    4,300,303         96,183,777

NET ASSETS:
Beginning of period                                      282,269,774        186,085,997
                                                     ----------------------------------
End of period+                                       $   286,570,077    $   282,269,774
                                                     ==================================

----------
+ Includes undistributed net investment income
  (loss)                                             $       (39,085)   $       (13,654)
                                                     ==================================

See Notes to Financial Statements

                                                              LARGE CAP GROWTH                     LARGE CAP COMPOSITE
                                                     ----------------------------------    ----------------------------------
                                                       FOR THE SIX                           FOR THE SIX
                                                       MONTHS ENDED       FOR THE YEAR       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED          SEPTEMBER 30,          ENDED
                                                           2004            MARCH 31,             2004            MARCH 31,
                                                       (UNAUDITED)            2004           (UNAUDITED)            2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $      (100,838)   $       (75,216)   $        35,426    $        43,107
Net realized gain (loss) on investments and
  foreign currencies                                        (579,360)            78,402            538,267            591,686
Net unrealized gain (loss) on investments and
  foreign currencies                                        (740,721)        18,197,415         (1,179,801)         6,646,905
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (1,420,919)        18,200,601           (606,108)         7,281,698
                                                     ------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)                                   --                 --                 --             (9,148)
Net investment income (Class 2)                                   --                 --                 --            (17,693)
Net investment income (Class 3)                                   --                 --                 --               (144)
Net realized gain on investments (Class 1)                        --                 --                 --                 --
Net realized gain on investments (Class 2)                        --                 --                 --                 --
Net realized gain on investments (Class 3)                        --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Total dividends and distributions to shareholders                 --                 --                 --            (26,985)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                11,422,635         18,736,319          3,345,856          6,060,794
                                                     ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   10,001,716         36,936,920          2,739,748         13,315,507

NET ASSETS:
Beginning of period                                       90,949,048         54,012,128         34,570,518         21,255,011
                                                     ------------------------------------------------------------------------
End of period+                                       $   100,950,764    $    90,949,048    $    37,310,266    $    34,570,518
                                                     ========================================================================

----------
+ Includes undistributed net investment income
  (loss)                                             $      (101,299)   $          (461)   $        76,032    $        40,606
                                                     ========================================================================

                                                              LARGE CAP VALUE
                                                     ----------------------------------
                                                       FOR THE SIX
                                                       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED
                                                           2004            MARCH 31,
                                                       (UNAUDITED)            2004
---------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $       588,830    $       936,372
Net realized gain (loss) on investments and
  foreign currencies                                       1,306,220          1,360,447
Net unrealized gain (loss) on investments and
  foreign currencies                                        (293,138)        24,093,126
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          1,601,912         26,389,945
                                                     ----------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)                                   --           (112,466)
Net investment income (Class 2)                                   --           (586,681)
Net investment income (Class 3)                                   --             (5,095)
Net realized gain on investments (Class 1)                        --                 --
Net realized gain on investments (Class 2)                        --                 --
Net realized gain on investments (Class 3)                        --                 --
                                                     ----------------------------------
Total dividends and distributions to shareholders                 --           (704,242)
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                16,737,528         23,083,718
                                                     ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   18,339,440         48,769,421

NET ASSETS:
Beginning of period                                      111,504,955         62,735,534
                                                     ----------------------------------
End of period+                                       $   129,844,395    $   111,504,955
                                                     ==================================

----------
+ Includes undistributed net investment income
  (loss)                                             $     1,524,189    $       935,359
                                                     ==================================

See Notes to Financial Statements

                                                               MID CAP GROWTH                        MID CAP VALUE
                                                     ----------------------------------    ----------------------------------
                                                       FOR THE SIX                           FOR THE SIX
                                                      MONTHS ENDED        FOR THE YEAR      MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED          SEPTEMBER 30,          ENDED
                                                           2004            MARCH 31,            2004             MARCH 31,
                                                       (UNAUDITED)           2004            (UNAUDITED)            2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $      (382,046)   $      (594,493)   $       388,747    $       437,355
Net realized gain (loss) on investments and
  foreign currencies                                       2,960,958          9,034,248          5,072,868          3,540,620
Net unrealized gain (loss) on investments and
  foreign currencies                                      (5,057,600)        17,084,572         (1,665,180)        24,461,095
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (2,478,688)        25,524,327          3,796,435         28,439,070
                                                     ------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)                                   --                 --                 --            (90,913)
Net investment income (Class 2)                                   --                 --                 --           (418,356)
Net investment income (Class 3)                                   --                 --                 --             (3,425)
Net realized gain on investments (Class 1)                        --                 --                 --             (9,510)
Net realized gain on investments (Class 2)                        --                 --                 --            (53,215)
Net realized gain on investments (Class 3)                        --                 --                 --               (460)
                                                     ------------------------------------------------------------------------
Total dividends and distributions to shareholders                 --                 --                 --           (575,879)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                 6,933,997         22,695,828         15,954,701         20,008,310
                                                     ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    4,455,309         48,220,155         19,751,136         47,871,501

NET ASSETS:
Beginning of period                                       91,117,312         42,897,157        105,151,226         57,279,725
                                                     ------------------------------------------------------------------------
End of period+                                       $    95,572,621    $    91,117,312    $   124,902,362    $   105,151,226
                                                     ========================================================================

----------
+ Includes undistributed net investment income
  (loss)                                             $      (382,046)   $            --    $       826,104    $       437,357
                                                     ========================================================================

                                                                 SMALL CAP
                                                     ----------------------------------
                                                       FOR THE SIX
                                                       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED
                                                          2004             MARCH 31,
                                                       (UNAUDITED)            2004
---------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                         $      (277,295)   $      (388,194)
Net realized gain (loss) on investments and
  foreign currencies                                         (27,594)         6,905,962
Net unrealized gain (loss) on investments and
  foreign currencies                                      (4,762,085)        13,683,354
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (5,066,974)        20,201,122
                                                     ----------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)                                   --                 --
Net investment income (Class 2)                                   --                 --
Net investment income (Class 3)                                   --                 --
Net realized gain on investments (Class 1)                        --                 --
Net realized gain on investments (Class 2)                        --                 --
Net realized gain on investments (Class 3)                        --                 --
                                                     ----------------------------------
Total dividends and distributions to shareholders                 --                 --
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                11,307,018         22,544,196
                                                     ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    6,240,044         42,745,318

NET ASSETS:
Beginning of period                                       78,938,858         36,193,540
                                                     ----------------------------------
End of period+                                       $    85,178,902    $    78,938,858
                                                     ==================================

----------
+ Includes undistributed net investment income
  (loss)                                             $      (277,295)   $            --
                                                     ==================================

See Notes to Financial Statements

                                                             INTERNATIONAL EQUITY               DIVERSIFIED FIXED INCOME
                                                     ----------------------------------    ----------------------------------
                                                      FOR THE SIX                            FOR THE SIX
                                                      MONTHS ENDED       FOR THE YEAR       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED          SEPTEMBER 30,         ENDED
                                                           2004            MARCH 31,            2004             MARCH 31,
                                                       (UNAUDITED)           2004            (UNAUDITED)           2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $       283,576    $       224,095    $     2,688,018    $     4,777,845
Net realized gain (loss) on investments and
  foreign currencies                                         719,056          3,191,979            103,341            385,915
Net unrealized gain (loss) on investments and
  foreign currencies                                      (2,166,560)        14,542,822         (2,866,880)         1,984,705
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (1,163,928)        17,958,896            (75,521)         7,148,465
                                                     ------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)                                   --            (68,403)                --           (366,520)
Net investment income (Class 2)                                   --           (375,494)                --         (3,066,731)
Net investment income (Class 3)                                   --             (5,371)                --            (53,844)
Net realized gain on investments (Class 1)                        --                 --                 --                 --
Net realized gain on investments (Class 2)                        --                 --                 --                 --
Net realized gain on investments (Class 3)                        --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Total dividends and distributions to shareholders                 --           (449,268)                --         (3,487,095)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                13,345,320         25,197,040          5,471,861          2,978,642
                                                     ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   12,181,392         42,706,668          5,396,340          6,640,012

NET ASSETS:
Beginning of period                                       70,291,007         27,584,339        161,166,858        154,526,846
                                                     ------------------------------------------------------------------------
End of period+                                       $    82,472,399    $    70,291,007    $   166,563,198    $   161,166,858
                                                     ========================================================================

----------
+ Includes undistributed net investment
  income (loss)                                      $     1,083,678    $       800,102    $     7,465,834    $     4,777,816
                                                     ========================================================================

                                                              CASH MANAGEMENT
                                                     ----------------------------------
                                                      FOR THE SIX
                                                      MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,         ENDED
                                                          2004             MARCH 31,
                                                       (UNAUDITED)          2004
---------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $       154,343    $       109,381
Net realized gain (loss) on investments and
  foreign currencies                                              83                284
Net unrealized gain (loss) on investments and
  foreign currencies                                         (26,105)             2,245
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            128,321            111,910
                                                     ----------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS FROM:
Net investment income (Class 1)                                   --            (47,298)
Net investment income (Class 2)                                   --           (294,238)
Net investment income (Class 3)                                   --            (14,826)
Net realized gain on investments (Class 1)                        --                 --
Net realized gain on investments (Class 2)                        --                 --
Net realized gain on investments (Class 3)                        --                 --
                                                     ----------------------------------
Total dividends and distributions to shareholders                 --           (356,362)
                                                     ----------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                 8,952,705          4,886,163
                                                     ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    9,081,026          4,641,711

NET ASSETS:
Beginning of period                                       67,883,914         63,242,203
                                                     ----------------------------------
End of period+                                       $    76,964,940    $    67,883,914
                                                     ==================================

----------
+ Includes undistributed net investment
  income (loss)                                      $       263,724    $       109,381
                                                     ==================================

See Notes to Financial Statements

                                                                FOCUS GROWTH                         FOCUS TECHNET
                                                     ----------------------------------    ----------------------------------
                                                       FOR THE SIX                           FOR THE SIX
                                                      MONTHS ENDED        FOR THE YEAR      MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,           ENDED         SEPTEMBER 30,          ENDED
                                                          2004              MARCH 31,            2004            MARCH 31,
                                                       (UNAUDITED)            2004           (UNAUDITED)           2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $      (339,999)   $      (507,767)   $      (281,010)   $      (379,860)
Net realized gain (loss) on investments and
  foreign currencies                                         762,446          6,559,993            831,198          7,777,261
Net unrealized gain (loss) on investments and
  foreign currencies                                      (7,564,232)        14,111,245         (2,950,877)         3,447,308
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (7,141,785)        20,163,471         (2,400,689)        10,844,709
                                                     ------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS
  FROM:
Net investment income (Class 1)                                   --                 --                 --                 --
Net investment income (Class 2)                                   --                 --                 --                 --
Net investment income (Class 3)                                   --                 --                 --                 --
Net realized gain on investments (Class 1)                        --                 --                 --                 --
Net realized gain on investments (Class 2)                        --                 --                 --                 --
Net realized gain on investments (Class 3)                        --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Total dividends and distributions to shareholders                 --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)                 9,631,967         23,827,976            (43,385)        13,018,107
                                                     ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    2,490,182         43,991,447         (2,444,074)        23,862,816

NET ASSETS:
Beginning of period                                       83,388,205         39,396,758         35,547,955         11,685,139
                                                     ------------------------------------------------------------------------
End of period+                                       $    85,878,387    $    83,388,205    $    33,103,881    $    35,547,955
                                                     ========================================================================

----------
+ Includes undistributed net investment income
  (loss)                                             $      (342,126)   $        (2,127)   $      (283,447)   $        (2,437)
                                                     ========================================================================

See Notes to Financial Statements

                                                           FOCUS GROWTH AND INCOME                    FOCUS VALUE
                                                     ----------------------------------    ----------------------------------
                                                       FOR THE SIX                           FOR THE SIX
                                                      MONTHS ENDED       FOR THE YEAR       MONTHS ENDED       FOR THE YEAR
                                                      SEPTEMBER 30,          ENDED          SEPTEMBER 30,          ENDED
                                                          2004             MARCH 31,            2004             MARCH 31,
                                                       (UNAUDITED)           2004            (UNAUDITED)           2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $        25,104    $      (130,978)   $       159,174    $       485,674
Net realized gain (loss) on investments and
  foreign currencies                                         118,642          2,849,857            694,255          4,892,726
Net unrealized gain (loss) on investments and
  foreign currencies                                      (2,695,033)         6,914,847           (294,064)         6,785,577
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (2,551,287)         9,633,726            559,365         12,163,977
                                                     ------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS
  FROM:
Net investment income (Class 1)                                   --                 --                 --                 --
Net investment income (Class 2)                                   --                 --                 --                 --
Net investment income (Class 3)                                   --                 --                 --                 --
Net realized gain on investments (Class 1)                        --                 --                 --                 --
Net realized gain on investments (Class 2)                        --                 --                 --                 --
Net realized gain on investments (Class 3)                        --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Total dividends and distributions to shareholders                 --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 7)                  8,033,571         27,250,867         10,926,334         22,132,760
                                                     ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    5,482,284         36,884,593         11,485,699         34,296,737

NET ASSETS:
Beginning of period                                       56,131,870         19,247,277         53,516,835         19,220,098
                                                     ------------------------------------------------------------------------
End of period+                                       $    61,614,154    $    56,131,870    $    65,002,534    $    53,516,835
                                                     ========================================================================

----------
+ Includes undistributed net investment income
  (loss)                                             $        23,978    $        (1,126)   $       632,846    $       473,672
                                                     ========================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust the ("Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts or variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by life insurance companies ("the Life Company"). AIG SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Life Company and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), or the "Adviser", manages the Trust.

The Trust currently consists of 19 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Thirteen additional Portfolios, called the "Seasons Select Portfolios" and the "Seasons Focused Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Contracts offered by the Life Company. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

The Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and Class 2 shares, respectively, effective November 11, 2002. All shares of each Portfolio are offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long term growth of capital. Under normal circumstances, at least 80% of its net assets will be invested in large-cap companies.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

                                       AGGRESSIVE                              FIXED
                                         GROWTH     GROWTH      BALANCED      INCOME
                                       COMPONENT   COMPONENT    COMPONENT    COMPONENT
               PORTFOLIO                 SAAMCo      JANUS       SAAMCo         WMC
     ---------------------------------------------------------------------------------
     Multi-Managed Growth                  20%        40%         20%           20%
     Multi-Managed Moderate Growth         18%        28%         18%           36%
     Multi-Managed Income/Equity            0%        18%         28%           54%
     Multi-Managed Income                   0%         8%         17%           75%

Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of repurchase price including accrued interest. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At September 30, 2004, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                     PERCENTAGE   PRINCIPAL
     PORTFOLIO                                        INTEREST     AMOUNT
     ---------------------------------------------------------------------------
     Multi-Managed Growth                                1.76%   $  3,203,000
     Multi-Managed Moderate Growth                       3.46       6,304,000
     Multi-Managed Income/Equity                         0.69       1,250,000
     Multi-Managed Income                                0.27         501,000
     Large Cap Composite                                 0.20         357,000
     Small Cap                                           0.57       1,039,000
     Diversified Fixed Income                            5.33       9,715,000
     Cash Management                                     0.32         591,000
     Focus TechNet                                       0.13         245,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2004, bearing interest at a rate of 1.58% per annum, with a principal amount of $182,364,000, a repurchase price of $182,372,004, a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY     PRINCIPAL      MARKET
     TYPE OF COLLATERAL          RATE      DATE        AMOUNT        VALUE
     ---------------------------------------------------------------------------
     U.S. Treasury Notes         4.75%   05/15/14  $   2,265,000  $    2,412,225
     U.S. Treasury Bonds         7.50    11/15/16    139,230,000     183,631,282

In addition, at September 30, 2004, certain Portfolios held a percentage of an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

                                                       PERCENTAGE    PRINCIPAL
     PORTFOLIO                                          INTEREST      AMOUNT
     --------------------------------------------------------------------------
     Multi-Managed Growth                                  0.76%   $  1,700,000
     Multi-Managed Moderate Growth                         2.50       5,625,000
     Multi-Managed Income/Equity                           3.31       7,435,000
     Multi-Managed Income                                  3.45       7,740,000
     Large Cap Value                                       1.04       2,335,000
     Mid Cap Growth                                        0.87       1,955,000
     Diversified Fixed Income                              0.31         690,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2004, bearing interest at a rate of 1.74% per annum, with a principal amount of $224,650,000, a repurchase price of $224,660,858, and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

                                         INTEREST   MATURITY        PRINCIPAL          MARKET
     TYPE OF COLLATERAL                    RATE       DATE           AMOUNT            VALUE
     --------------------------------------------------------------------------------------------
     U.S. Treasury Bonds                   8.13%    08/15/19    $   150,000,000   $   206,390,438
     U.S. Treasury Bonds                   6.13     11/15/27         19,581,000        23,099,485

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolios:

                                                      PERCENTAGE     PRINCIPAL
     PORTFOLIO                                         INTEREST       AMOUNT
     ---------------------------------------------------------------------------
     Diversified Fixed Income                             3.60%    $  9,000,000
     Cash Management                                      1.20        3,000,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2004, bearing interest at a rate of 1.73% per annum, with a principal amount of $250,000,000, a repurchase price of $250,012,014, and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

                                               INTEREST    MATURITY        PRINCIPAL         MARKET
     TYPE OF COLLATERAL                          RATE        DATE            AMOUNT          VALUE
     -------------------------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Notes         3.00%     07/15/12    $   50,000,000   $   58,375,000
     U.S. Treasury Inflation Index Notes         1.88      07/15/13        50,000,000       52,375,000
     U.S. Treasury Inflation Index Bonds         2.38      01/15/25        50,000,000       52,062,500
     U.S. Treasury Inflation Index Bonds         3.63      04/15/28        50,000,000       74,500,000
     U.S. Treasury Inflation Index Bonds         3.38      04/15/32        13,067,000       17,689,451

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At September 30, 2004, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the International Equity Portfolio includes amounts set aside for margin requirements for open futures contracts.

MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended September 30, 2004, the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset
Allocation: Diversified Growth Portfolio and Diversified Fixed Income Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the six months ended September 30, 2004, transactions in written option contracts were as follows:

                                                            ASSET ALLOCATION:
                                                           DIVERSIFIED GROWTH
                                                         -----------------------
                                                         CONTRACTS      AMOUNT
                                                         ---------    ----------
Written option contracts as of March 31, 2004              (16,428)   $   (3,450)
Options written during the period                               --            --
Written options closed during the period                    16,428            --
Net realized gain (loss) on written options closed              --         3,450
                                                         ---------    ----------
Written option contracts as of September 30, 2004               --    $       --
                                                         =========    ==========

SHORT SALES: Certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                            FOR THE YEAR ENDING MARCH 31, 2004
                                       -----------------------------------------------------------------------
                                                    DISTRIBUTABLE EARNINGS               TAX DISTRIBUTIONS
                                       ---------------------------------------------  ------------------------
                                                        LONG-TERM      UNREALIZED
                                          ORDINARY    GAIN/CAPITAL    APPRECIATION      ORDINARY   LONG-TERM
PORTFOLIO                                  INCOME    LOSS CARRYOVER  (DEPRECIATION)*     INCOME       GAIN
--------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                   $    712,134   $ (56,088,511)  $   19,332,748  $  1,179,274  $    --
Multi-Managed Moderate Growth             2,555,430     (48,733,471)      27,751,816     3,125,564       --
Multi-Managed Income/Equity               4,307,724     (17,907,972)      16,337,961     4,147,964       --
Multi-Managed Income                      4,367,241      (5,604,204)      10,483,213     4,279,981       --
Asset Allocation: Diversified Growth      3,875,866     (36,242,032)      22,653,737     3,653,783       --
Stock                                            --     (25,455,099)      37,149,802        28,837       --
Large Cap Growth                                 --     (17,019,212)       5,935,880            --       --
Large Cap Composite                          40,620      (4,061,378)       1,407,226        26,985       --
Large Cap Value                             935,359      (3,883,580)       7,328,642       704,242       --
Mid Cap Growth                                   --      (2,376,914)      13,157,966            --       --
Mid Cap Value                               998,632       2,086,423       17,465,892       512,694   63,185
Small Cap                                        --      (3,972,932)       6,960,956            --       --
International Equity                      1,052,807      (6,655,977)       8,375,713       449,268       --
Diversified Fixed Income                  4,777,845          79,317        6,195,468     3,487,095       --
Cash Management                             109,381            (145)           1,665       356,362       --
Focus Growth                                     --     (10,891,911)      14,183,876            --       --
Focus TechNet                                    --      (3,881,306)       3,530,943            --       --
Focus Growth and Income                          --      (1,425,461)       6,950,074            --       --
Focus Value                               4,308,104              --        5,082,951            --       --

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

For Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, as of March 31, 2004, which are available to offset future capital gains, if any:

                                                           CAPITAL LOSS CARRYFORWARD
                                             -----------------------------------------------------
PORTFOLIO                                      2009        2010            2011           2012
--------------------------------------------------------------------------------------------------
Multi-Managed Growth                         $   --   $  25,614,917   $  28,598,868   $  1,874,726
Multi-Managed Moderate Growth                    --      23,244,299      23,451,942      1,837,300
Multi-Managed Income/Equity                      --       7,133,214      10,774,758             --
Multi-Managed Income                             --       2,348,748       3,255,456             --
Asset Allocation: Diversified Growth             --      10,117,342      26,124,690             --
Stock                                            --      11,095,781      10,345,224      4,014,094
Large Cap Growth                                 --       5,925,680       8,785,687      2,307,845
Large Cap Composite                              --       1,347,096       2,435,124        279,158
Large Cap Value                                  --              --       3,823,939         59,641
Mid Cap Growth                                   --              --       2,376,914             --
Small Cap                                        --              --       3,972,932             --
International Equity                             --       2,269,146       4,386,831             --
Cash Management                                 145              --              --             --
Focus Growth                                     --       2,928,635       7,963,276             --
Focus TechNet                                    --       1,440,985       2,440,321             --
Focus Growth and Income                          --              --       1,425,461             --

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2004.

                                                                  CAPITAL LOSS
PORTFOLIO                                                           UTILIZED
-------------------------------------------------------------------------------
Multi-Managed Income/Equity                                       $    445, 815
Multi-Managed Income                                                    248,451
Asset Allocation: Diversified Growth                                  9,943,723
Mid Cap Growth                                                        8,145,639
Small Cap                                                             4,226,127
International Equity                                                  1,178,858
Diversified Fixed Income                                                267,871
Cash Management                                                              29
Focus Growth                                                          5,451,659
Focus TechNet                                                         5,869,234
Focus Growth and Income                                               2,453,812
Focus Value                                                             713,625

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occuring on the first day of the following year. For the fiscal year ended March 31, 2004, the Portfolios which elected to defer capital losses were as follows:

                                                                    DEFERRED
                                                                  POST-OCTOBER
PORTFOLIO                                                        CURRENCY LOSS
-------------------------------------------------------------------------------
Multi-Managed Growth                                                 $    9,823
Multi-Managed Moderate Growth                                            79,399
Multi-Managed Income/Equity                                             291,227
Multi-Managed Income                                                    111,147
Asset Allocation: Diversified Growth                                        864
Stock                                                                    13,993
Large Cap Growth                                                            461
Large Cap Composite                                                          14
Focus Growth                                                              2,127
Focus TechNet                                                             2,437
Focus Growth and Income                                                   1,126
Focus Value                                                               4,354

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, included short-term securities and repurchase agreements were as follows:

                                                  AGGREGATE        AGGREGATE
                                                 UNREALIZED        UNREALIZED        GAIN (LOSS)          COST OF
                                                    GAIN              LOSS               NET            INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                          $    17,612,896   $    (4,070,428)   $    13,542,468    $   128,447,183
Multi-Managed Moderate Growth                      23,292,253        (5,423,228)        17,869,025        236,242,134
Multi-Managed Income/Equity                        17,296,069        (3,059,492)        14,236,577        217,476,406
Multi-Managed Income                                9,787,196        (2,139,136)         7,648,060        174,099,528
Asset Allocation: Diversified Growth               28,459,464        (8,094,085)        20,365,379        369,117,131
Stock                                              37,692,270       (15,817,658)        21,874,612        266,686,493
Large Cap Growth                                   12,597,420        (7,384,126)         5,213,294         95,853,980
Large Cap Composite                                 3,206,361        (2,969,603)           236,758         37,125,258
Large Cap Value                                    13,593,933        (6,550,634)         7,043,299        125,052,484
Mid Cap Growth                                     13,332,809        (5,219,896)         8,112,913         87,544,245
Mid Cap Value                                      18,822,991        (3,009,729)        15,813,262        108,727,015
Small Cap                                           8,316,194        (6,099,101)         2,217,093         80,413,255
International Equity                                9,623,484        (3,556,030)         6,267,454         73,836,431
Diversified Fixed Income                            3,648,135          (343,949)         3,304,186        174,219,750
Cash Management                                         2,917           (27,357)           (24,440)        78,002,618
Focus Growth                                       10,843,042        (4,222,871)         6,620,171         79,309,509
Focus TechNet                                       2,244,739        (1,664,673)           580,066         32,166,717
Focus Growth and Income                             6,682,480        (2,429,395)         4,253,085         56,772,773
Focus Value                                         6,014,073        (1,203,343)         4,810,730         59,994,575

4. INVESTMENT ADVISERY AND MANAGEMENT AGREEMENT: SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisery and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisery services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                                      MANAGEMENT
     PORTFOLIO                                                               ASSETS                      FEES
     -----------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                                 GREATER THAN 0                    0.89%
     Multi-Managed Moderate Growth                                        GREATER THAN 0                    0.85%
     Multi-Managed Income/Equity                                          GREATER THAN 0                    0.81%
     Multi-Managed Income                                                 GREATER THAN 0                    0.77%
     Asset Allocation: Diversified Growth                                 GREATER THAN 0                    0.85%
     Stock                                                                GREATER THAN 0                    0.85%
     Large Cap Growth, Large Cap Composite, Large Cap Value               0-$250 million                    0.80%
                                                                          GREATER THAN $250 million         0.75%
                                                                          GREATER THAN $500 million         0.70%
     Mid Cap Growth, Mid Cap Value, Small Cap                             0-$250 million                    0.85%
                                                                          GREATER THAN $250 million         0.80%
                                                                          GREATER THAN $500 million         0.75%
     International Equity                                                 GREATER THAN 0                    1.00%
     Diversified Fixed Income                                             0-$200 million                    0.70%
                                                                          GREATER THAN $200 million         0.65%
                                                                          GREATER THAN $400 million         0.60%
     Cash Management                                                      0-$100 million                    0.55%
                                                                          GREATER THAN $100 million         0.50%
                                                                          GREATER THAN $300 million         0.45%
     Focus Growth                                                         GREATER THAN 0                    1.00%
     Focus TechNet                                                        GREATER THAN 0                    1.20%
     Focus Growth and Income                                              GREATER THAN 0                    1.00%
     Focus Value                                                          GREATER THAN 0                    1.00%

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisery Agreements with SAAMCo. Each of the Subadvisers, except AIG Global Investment Corp. ("AIGGIC"), is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisery fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

     PORTFOLIO                                               SUBADVISER
     ----------------------------------------------------------------------------------
     Multi-Managed Growth                    Janus
                                             SAAMCo
                                             WMC
     Multi-Managed Moderate Growth           Janus
                                             SAAMCo
                                             WMC
     Multi-Managed Income/Equity             Janus
                                             SAAMCo
                                             WMC
     Multi-Managed Income                    Janus
                                             SAAMCo
                                             WMC
     Asset Allocation: Diversified Growth    Putnam Investment Management, LLC
     Stock                                   T. Rowe Price Associates, Inc.
     Large Cap Growth                        AIGGIC
                                             Goldman Sachs Asset Management, L.P.
                                             Janus
     Large Cap Composite                     AIGGIC
                                             SAAMCo
                                             T. Rowe Price Associates, Inc.
     Large Cap Value                         AIGGIC
                                             T. Rowe Price Associates, Inc.
                                             WMC
     Mid Cap Growth                          AIGGIC
                                             T. Rowe Price Associates, Inc.
                                             WMC
     Mid Cap Value                           AIGGIC
                                             Goldman Sachs Asset Management, L.P.
                                             Lord, Abbett & Co. LLC
     Small Cap                               AIG Global Investment Corp.
                                             Lord, Abbett & Co. LLC
                                             AIG SunAmerica Asset Management Corp.
     International Equity                    AIGGIC
                                             Goldman Sachs Asset Management International
                                             Lord, Abbett & Co. LLC
     Diversified Fixed Income                AIGGIC
                                             AIG SunAmerica Asset Management Corp.
                                             WMC
     Cash Management                         AIG SunAmerica Asset Management Corp.
     Focus Growth                            Fred Alger Management, Inc.
                                             Salomon Brothers Asset Management, Inc.
                                             Marsico Capital Management, LLC
     Focus TechNet                           RCM Global Investors LLC
                                             SAAMCo
                                             BAMCO, Inc.

     PORTFOLIO                                                   SUBADVISER
     ---------------------------------------------------------------------------------------
     Focus Growth and Income                    Harris Associates L.P.
                                                Marsico Capital Management, LLC
                                                Thornburg Investment Management, Inc.
     Focus Value                                American Century Investment Management, Inc.
                                                Third Avenue Management, LLC
                                                J.P. Morgan Asset Management, Inc.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

     PORTFOLIO                                                                    CLASS 1   CLASS 2    CLASS 3
     ---------------------------------------------------------------------------------------------------------
     Large Cap Growth                                                               1.10%     1.25%      1.35%
     Large Cap Composite                                                            1.10      1.25       1.35
     Large Cap Value                                                                1.10      1.25       1.35
     Mid Cap Growth                                                                 1.15      1.30       1.40
     Mid Cap Value                                                                  1.15      1.30       1.40
     Small Cap                                                                      1.15      1.30       1.40
     International Equity                                                           1.30      1.45       1.55
     Focus Growth                                                                   1.30      1.45       1.55
     Focus TechNet                                                                    --      1.65       1.75
     Focus Growth and Income                                                          --      1.45       1.55
     Focus Value                                                                      --      1.45       1.55

The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the period ending September 30, 2004, SAAMCo has agreed to reimburse expenses as follows:

     Large Cap Composite                                                                   $  35,281
     International Equity                                                                     10,497
     Focus TechNet                                                                            30,123

At September 30, 2004, the amounts repaid to the Adviser along with the remaining balance subject to recoupment are as follows:

                                                                                            BALANCE
                                                                                AMOUNT     SUBJECT TO
     PORTFOLIO                                                                 RECOUPED    RECOUPMENT
     ------------------------------------------------------------------------------------------------
     Large Cap Growth                                                          $ 46,137    $      685
     Large Cap Composite                                                             --       215,731
     Large Cap Value                                                              5,705            --
     Mid Cap Growth                                                              43,102        40,821
     Mid Cap Value                                                               27,538            --
     Small Cap                                                                   23,899        83,178
     International Equity                                                            --       222,698
     Focus Growth                                                                33,361        75,107
     Focus TechNet                                                                   --       234,231
     Focus Growth and Income                                                      5,078       160,050
     Focus Value                                                                  3,627       149,118

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to reimburse the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2004, service fees were paid (see Statement of Operations) based on the aforementioned rates.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the six months ended September 30, 2004, the amount of expense reductions received by each Portfolio were as follows:

                                                                                                             TOTAL
                                                                                                            EXPENSE
PORTFOLIO                                                                                                  REDUCTIONS
---------------------------------------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth                                                                       $    1,639

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2004, were as follows:

                                  PURCHASES OF PORTFOLIO       SALES OF PORTFOLIO
                                SECURITIES (EXCLUDING U.S.  SECURITIES (EXCLUDING U.S.     PURCHASE OF U.S.        SALES OF U.S.
PORTFOLIO                         GOVERNMENT SECURITIES)      GOVERNMENT SECURITIES)    GOVERNMENT SECURITIES  GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                   $  79,573,661              $  74,373,816             $    9,590,006        $   11,574,976
Multi-Managed Moderate
   Growth                                141,877,695                122,068,045                 27,143,011            30,807,161
Multi-Managed Income/
   Equity                                 81,680,943                 60,984,656                 38,314,622            43,135,779
Multi-Managed Income                      61,041,512                 46,008,890                 38,550,384            43,105,293
Asset Allocation: Diversified
   Growth                                143,014,753                 94,743,103                137,594,364           125,204,052
Stock                                     57,935,372                 46,279,088                         --                    --
Large Cap Growth                          24,171,102                 14,487,999                         --                    --
Large Cap Composite                       15,074,950                 12,080,311                         --                    --
Large Cap Value                           32,002,458                 15,002,751                         --                    --
Mid Cap Growth                            44,805,904                 39,480,635                         --                    --
Mid Cap Value                             43,680,377                 28,545,334                         --                    --
Small Cap                                 56,366,350                 48,489,839                         --                    --
International Equity                      29,723,726                 15,167,019                         --                    --
Diversified Fixed Income                  17,239,370                 11,115,106                 66,637,739            68,649,440
Cash Management                                   --                         --                         --                    --
Focus Growth                              53,308,171                 48,826,324                         --                    --
Focus TechNet                             35,559,564                 36,711,351                         --                    --
Focus Growth and Income                   25,923,530                 17,336,509                         --                    --
Focus Value                               39,418,987                 29,362,059                         --                    --

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                                          MULTI-MANAGED GROWTH PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                  FOR THE SIX MONTHS               FOR THE YEAR              FOR THE SIX MONTHS               FOR THE YEAR
                        ENDED                         ENDED                        ENDED                         ENDED
                 SEPTEMBER 30, 2004*              MARCH 31, 2004             SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES         AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       128,435  $    1,378,463       392,832  $    4,019,609       734,210  $    7,886,790     2,919,685  $   29,566,368
Reinvested
  dividends            --              --        55,827         573,025            --              --        58,805         602,898
Shares
  redeemed       (493,220)     (5,242,750)     (917,278)     (9,370,005)     (808,788)     (8,572,816)   (1,396,331)    (14,219,979)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (364,785) $   (3,864,287)     (468,619) $   (4,777,371)      (74,578) $     (686,026)    1,582,159  $   15,949,287
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

*    Unaudited

                                                                                        MULTI-MANAGED GROWTH PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                               FOR THE SIX MONTHS              FOR THE YEAR
                                                                                     ENDED                        ENDED
                                                                               SEPTEMBER 30, 2004*            MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                   851,125  $    9,102,901       283,551  $    3,054,112
Reinvested
  dividends                                                                        --              --           327           3,351
Shares
  redeemed                                                                    (55,404)       (590,698)      (13,213)       (141,482)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                  795,721  $    8,512,203       270,665  $    2,915,981
                                                                          ===========  ==============   ===========  ==============

                                                      MULTI-MANAGED MODERATE GROWTH PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS              FOR THE YEAR
                         ENDED                         ENDED                         ENDED                        ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*            MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES       AMOUNT           SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       194,414  $    2,183,111       581,295  $    6,366,529     1,278,593  $   14,339,370     5,620,413  $   60,855,072
Reinvested
  dividends            --              --        96,936       1,056,524            --              --       189,087       2,057,720
Shares
  redeemed       (684,164)     (7,641,290)   (1,114,763)    (12,152,263)   (1,294,998)    (14,466,108)   (2,190,067)    (23,914,172)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (489,750) $   (5,458,179)     (436,532) $   (4,729,210)      (16,405) $     (126,738)    3,619,433  $   38,998,620
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS               FOR THE YEAR
                                                                                    ENDED                         ENDED
                                                                              SEPTEMBER 30, 2004*             MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,825,084  $   20,419,068       802,732  $    9,157,786
Reinvested
  dividends                                                                        --              --         1,041          11,320
Shares
  redeemed                                                                    (87,459)       (976,719)      (19,216)       (219,106)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                1,737,625  $   19,442,349       784,557  $    8,950,000
                                                                          ===========  ==============   ===========  ==============

                                                       MULTI-MANAGED INCOME/EQUITY PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR              FOR THE SIX MONTHS                FOR THE YEAR
                         ENDED                         ENDED                        ENDED                          ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004             SEPTEMBER 30, 2004*              MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       152,893  $    1,766,483       459,288  $    5,229,370     1,090,177  $   12,575,369     5,500,836  $   62,016,107
Reinvested
  dividends            --              --       107,708       1,212,449            --              --       255,293       2,869,968
Shares
 redeemed        (505,522)     (5,869,767)     (808,344)     (9,203,579)   (1,224,226)    (14,173,332)   (1,841,954)    (20,847,069)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (352,629) $   (4,103,284)     (241,348) $   (2,761,760)     (134,049) $   (1,597,963)    3,914,175  $   44,039,006
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                  CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS               FOR THE YEAR
                                                                                    ENDED                         ENDED
                                                                              SEPTEMBER 30, 2004*             MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,640,411  $   18,913,668       843,493  $    9,730,098
Reinvested
  dividends                                                                        --              --         5,835          65,546
Shares
  redeemed                                                                   (179,016)     (2,069,228)      (46,205)       (537,853)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                1,461,395  $   16,844,440       803,123  $    9,257,791
                                                                          ===========  ==============   ===========  ==============

*    Unaudited

                                                           MULTI-MANAGED INCOME PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS              FOR THE YEAR
                         ENDED                         ENDED                         ENDED                        ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*            MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       148,356  $    1,744,496       524,660  $    6,196,251     1,079,891  $   12,709,657     4,906,340  $   57,684,145
Reinvested
  dividends            --              --       107,611       1,252,180            --              --       255,484       2,969,066
Shares
 redeemed        (444,087)     (5,274,266)     (793,432)     (9,376,692)   (1,442,469)    (17,099,060)   (2,501,650)    (29,552,506)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (295,731) $   (3,529,770)     (161,161) $   (1,928,261)     (362,578) $   (4,389,403)    2,660,174  $   31,100,705
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                          MULTI-MANAGED INCOME PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                  CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS                FOR THE YEAR
                                                                                    ENDED                          ENDED
                                                                              SEPTEMBER 30, 2004*              MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,174,450  $   13,863,031       692,299  $    8,264,579
Reinvested
  dividends                                                                        --              --         5,057          58,735
Shares
  redeemed                                                                   (178,962)     (2,112,032)      (49,225)       (591,848)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                  995,488  $   11,750,999       648,131  $    7,731,466
                                                                          ===========  ==============   ===========  ==============

                                                       ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS              FOR THE YEAR
                         ENDED                         ENDED                         ENDED                        ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*            MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       260,313  $    2,762,144       702,001  $    6,993,720     1,962,339  $   20,794,947     8,998,304  $   88,750,294
Reinvested
  dividends            --              --       127,190       1,289,579            --              --       230,273       2,332,551
Shares
  redeemed     (1,067,341)    (11,297,000)   (2,025,472)    (20,229,612)   (2,378,536)    (25,166,753)   (4,406,635)    (44,046,476)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (807,028) $   (8,534,856)   (1,196,281) $  (11,946,313)     (416,197) $   (4,371,806)    4,821,942  $   47,036,369
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                  CLASS 3
                                                                          ---------------------------------------------------------
                                                                               FOR THE SIX MONTHS              FOR THE YEAR
                                                                                     ENDED                        ENDED
                                                                               SEPTEMBER 30, 2004*            MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 2,675,742  $   28,298,616     1,286,701  $   13,568,124
Reinvested
  dividends                                                                        --              --         3,128          31,653
Shares
  redeemed                                                                   (236,815)     (2,504,942)      (60,435)       (637,182)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                2,438,927  $   25,793,674     1,229,394  $   12,962,595
                                                                          ===========  ==============   ===========  ==============

                                                                  STOCK PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                    FOR THE SIX MONTHS             FOR THE YEAR               FOR THE SIX MONTHS                FOR THE YEAR
                          ENDED                       ENDED                         ENDED                          ENDED
                   SEPTEMBER 30, 2004*            MARCH 31, 2004              SEPTEMBER 30, 2004*              MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       210,137  $    3,051,306       443,997  $    6,020,422     1,257,013  $   18,184,364     5,299,505  $   70,514,910
Reinvested
  dividends            --              --         2,071          28,837            --              --            --              --
Shares
  redeemed       (660,733)     (9,565,186)   (1,396,190)    (18,869,521)   (1,417,332)    (20,477,540)   (2,860,976)    (38,617,534)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (450,596) $   (6,513,880)     (950,122) $  (12,820,262)     (160,319) $   (2,293,176)    2,438,529  $   31,897,376
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

*    Unaudited

                                                                                               STOCK PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS               FOR THE YEAR
                                                                                    ENDED                         ENDED
                                                                              SEPTEMBER 30, 2004*             MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,563,330  $   22,545,310       728,596  $   10,528,372
Reinvested
  dividends                                                                        --              --            --              --
Shares
  redeemed                                                                   (134,920)     (1,949,751)      (34,646)       (498,309)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                1,428,410  $   20,595,559       693,950  $   10,030,063
                                                                          ===========  ==============   ===========  ==============

                                                               LARGE CAP GROWTH PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                         ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       174,786  $    1,379,794       218,415  $    1,540,320     1,654,758  $   12,829,421     3,939,263  $   28,153,409
Reinvested
  dividends            --              --            --              --            --              --            --              --
Shares
  redeemed       (253,438)     (1,972,043)     (418,244)     (2,992,074)   (1,339,692)    (10,292,165)   (1,794,321)    (12,848,606)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)      (78,652) $     (592,249)     (199,829) $   (1,451,754)      315,066  $    2,537,256     2,144,942  $   15,304,803
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                           LARGE CAP GROWTH PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS                FOR THE YEAR
                                                                                    ENDED                          ENDED
                                                                              SEPTEMBER 30, 2004*              MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,498,661  $   11,582,458       655,097  $    5,054,052
Reinvested
  dividends                                                                        --              --            --              --
Shares
  redeemed                                                                   (272,058)     (2,104,830)      (22,524)       (170,782)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                1,226,603  $    9,477,628       632,573  $    4,883,270
                                                                          ===========  ==============   ===========  ==============

                                                            LARGE CAP COMPOSITE PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS              FOR THE YEAR               FOR THE SIX MONTHS                FOR THE YEAR
                         ENDED                        ENDED                         ENDED                          ENDED
                  SEPTEMBER 30, 2004*             MARCH 31, 2004              SEPTEMBER 30, 2004*              MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       201,810  $    1,842,955        62,723  $      540,350       397,329  $    3,558,077     1,338,270  $   11,078,582
Reinvested
  dividends            --              --         1,072           9,147            --              --         2,076          17,693
Shares
  redeemed       (215,647)     (1,845,959)     (142,899)     (1,212,985)     (372,510)     (3,275,166)     (748,000)     (6,307,087)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)      (13,837) $       (3,004)      (79,104) $     (663,488)       24,819  $      282,911       592,346  $    4,789,188
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                         LARGE CAP COMPOSITE PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS                FOR THE YEAR
                                                                                    ENDED                          ENDED
                                                                              SEPTEMBER 30, 2004*              MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                   402,295  $    3,580,569       264,552  $    2,349,047
Reinvested
  dividends                                                                        --              --            17             144
Shares
  redeemed                                                                    (57,653)       (514,620)      (46,283)       (414,097)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                  344,642  $    3,065,949       218,286  $    1,935,094
                                                                          ===========  ==============   ===========  ==============

*    Unaudited

                                                              LARGE CAP VALUE PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR              FOR THE SIX MONTHS                FOR THE YEAR
                         ENDED                         ENDED                        ENDED                          ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004             SEPTEMBER 30, 2004*              MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       114,326  $    1,223,399       175,826  $    1,710,552     1,642,883  $   17,615,324     3,353,233  $   32,764,199
Reinvested
  dividends            --              --        11,238         112,466            --              --        58,700         586,681
Shares
  redeemed        (83,458)       (887,467)     (263,600)     (2,587,604)   (1,069,878)    (11,340,508)   (1,499,548)    (14,779,912)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)       30,868  $      335,932       (76,536) $     (764,586)      573,005  $    6,274,816     1,912,385  $   18,570,968
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                            LARGE CAP VALUE PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS               FOR THE YEAR
                                                                                    ENDED                         ENDED
                                                                              SEPTEMBER 30, 2004*             MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,071,370  $   11,425,383       542,930  $    5,748,954
Reinvested
  dividends                                                                        --              --           510           5,095
Shares
  redeemed                                                                   (122,587)     (1,298,603)      (45,726)       (476,713)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                  948,783  $   10,126,780       497,714  $    5,277,336
                                                                          ===========  ==============   ===========  ==============

                                                              MID CAP GROWTH PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS              FOR THE YEAR                FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                        ENDED                          ENDED                         ENDED
                  SEPTEMBER 30, 2004*             MARCH 31, 2004               SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold        53,194  $      609,948       186,232  $    1,847,621     1,345,630  $   15,204,470     3,569,049  $   36,016,405
Reinvested
  dividends            --              --            --              --            --              --            --              --
Shares
  redeemed       (135,486)     (1,512,571)     (264,884)     (2,756,006)   (1,471,439)    (16,368,869)   (1,725,705)    (17,906,211)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)      (82,292) $     (902,623)      (78,652) $     (908,385)     (125,809) $   (1,164,399)    1,843,344  $   18,110,194
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                            MID CAP GROWTH PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                               FOR THE SIX MONTHS                FOR THE YEAR
                                                                                     ENDED                          ENDED
                                                                               SEPTEMBER 30, 2004*              MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                   944,701  $   10,623,414       533,425  $    5,938,098
Reinvested
  dividends                                                                        --              --            --              --
Shares
  redeemed                                                                   (145,283)     (1,622,395)      (39,819)       (444,079)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                  799,418  $    9,001,019       493,606  $    5,494,019
                                                                          ===========  ==============   ===========  ==============

                                                              MID CAP VALUE PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                         ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold        86,233  $    1,327,490       138,759  $    1,872,878     1,302,588  $   19,963,487     2,386,226  $   31,953,890
Reinvested
  dividends            --              --         7,245         100,423            --              --        34,070         471,571
Shares
  redeemed        (91,452)     (1,379,083)     (232,242)     (3,061,137)     (903,032)    (13,708,255)   (1,241,606)    (16,344,050)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)       (5,219) $      (51,593)      (86,238) $   (1,087,836)      399,556  $    6,255,232     1,178,690  $   16,081,411
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

*    Unaudited

                                                                                             MID CAP VALUE PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS                FOR THE YEAR
                                                                                    ENDED                          ENDED
                                                                              SEPTEMBER 30, 2004*              MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                   710,223  $   10,864,111       355,490  $    5,226,739
Reinvested
  dividends                                                                        --              --           281           3,885
Shares
  redeemed                                                                    (73,215)     (1,113,049)      (14,813)       (215,889)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                  637,008  $    9,751,062       340,958  $    5,014,735
                                                                          ===========  ==============   ===========  ==============

                                                                SMALL CAP PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR              FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                        ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004             SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       416,757  $    3,548,202       559,136  $    4,563,874     1,979,052  $   16,842,329     4,662,727  $   37,192,652
Reinvested
  dividends            --              --            --              --            --              --            --              --
Shares
  redeemed       (269,361)     (2,316,682)     (654,599)     (5,420,026)   (1,853,578)    (15,518,377)   (2,341,966)    (19,095,368)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)      147,396  $    1,231,520       (95,463) $     (856,152)      125,474  $    1,323,952     2,320,761  $   18,097,284
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                               SMALL CAP PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                               FOR THE SIX MONTHS               FOR THE YEAR
                                                                                     ENDED                         ENDED
                                                                               SEPTEMBER 30, 2004*             MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,466,908  $   12,334,069       682,103  $    5,909,152
Reinvested
  dividends                                                                        --              --            --              --
Shares
  redeemed                                                                   (420,607)     (3,582,523)      (70,039)       (606,088)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                1,046,301  $    8,751,546       612,064  $    5,303,064
                                                                          ===========  ==============   ===========  ==============

                                                            INTERNATIONAL EQUITY PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR              FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                        ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004             SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold        71,376  $      544,451       191,385  $    1,356,743     1,949,768  $   14,719,891     9,323,969  $   59,550,342
Reinvested
  dividends            --              --         9,832          68,403            --              --        54,001         375,494
Shares
  redeemed        (68,374)       (515,473)     (223,998)     (1,520,949)   (1,281,009)     (9,614,700)   (6,183,754)    (38,432,198)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)        3,002  $       28,978       (22,781) $      (95,803)      668,759  $    5,105,191     3,194,216  $   21,493,638
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                         INTERNATIONAL EQUITY PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                               FOR THE SIX MONTHS               FOR THE YEAR
                                                                                     ENDED                         ENDED
                                                                               SEPTEMBER 30, 2004*             MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,287,300  $    9,661,610     1,730,723  $   11,314,955
Reinvested
  dividends                                                                        --              --           773           5,371
Shares
  redeemed                                                                   (193,256)     (1,450,459)   (1,206,345)     (7,521,121)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                1,094,044  $    8,211,151       525,151  $    3,799,205
                                                                          ===========  ==============   ===========  ==============

*    Unaudited

                                                          DIVERSIFIED FIXED INCOME PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                         ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       142,475  $    1,521,881       285,115  $    3,108,629     2,508,724  $   27,037,445     7,201,435  $   77,774,859
Reinvested
  dividends            --              --        34,532         366,520            --              --       289,295       3,066,731
Shares
  redeemed       (204,527)     (2,192,964)     (707,634)     (7,642,346)   (2,871,132)    (30,756,427)   (7,592,657)    (81,763,142)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)      (62,052) $     (671,083)     (387,987) $   (4,167,197)     (362,408) $   (3,718,982)     (101,927) $     (921,552)
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                       DIVERSIFIED FIXED INCOME PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS                FOR THE YEAR
                                                                                    ENDED                          ENDED
                                                                              SEPTEMBER 30, 2004*              MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,481,353  $   15,863,716     1,059,854  $   11,481,672
Reinvested
  dividends                                                                        --              --         5,087          53,844
Shares
  redeemed                                                                   (563,210)     (6,001,790)     (322,535)     (3,468,125)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                  918,143  $    9,861,926       742,406  $    8,067,391
                                                                          ===========  ==============   ===========  ==============

                                                            CASH MANAGEMENT PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                         ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       408,156  $    4,404,331       724,184  $    7,816,311     4,367,061  $   47,045,037    10,860,793  $  117,433,254
Reinvested
  dividends            --              --         4,389          47,297            --              --        27,336         294,238
Shares
  redeemed       (744,037)     (8,028,106)     (624,895)     (6,748,799)   (3,863,176)    (41,622,293)  (11,077,831)   (119,845,045)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (335,881) $   (3,623,775)      103,678  $    1,114,809       503,885  $    5,422,744      (189,702) $   (2,117,553)
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                                                            CASH MANAGEMENT PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                               FOR THE SIX MONTHS               FOR THE YEAR
                                                                                     ENDED                         ENDED
                                                                               SEPTEMBER 30, 2004*             MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,840,883  $   19,807,699     1,594,268  $   17,212,908
Reinvested
  dividends                                                                        --              --         1,378          14,826
Shares
  redeemed                                                                 (1,175,972)    (12,653,963)   (1,049,345)    (11,338,827)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                  664,911  $    7,153,736       546,301  $    5,888,907
                                                                          ===========  ==============   ===========  ==============

                                                              FOCUS GROWTH PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                       CLASS 1                                                     CLASS 2
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                         ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold        65,219  $      480,606       276,772  $    1,913,866     1,529,080  $   11,385,734     5,082,856  $   35,463,095
Reinvested
  dividends            --              --            --              --            --              --            --              --
Shares
  redeemed       (141,283)     (1,052,501)     (253,756)     (1,858,894)   (1,422,097)    (10,577,733)   (2,571,658)    (18,233,159)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)      (76,064) $     (571,895)       23,016  $       54,972       106,983  $      808,001     2,511,198  $   17,229,936
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

*    Unaudited

                                                                                            FOCUS GROWTH PORTFOLIO
                                                                          ---------------------------------------------------------
                                                                                                   CLASS 3
                                                                          ---------------------------------------------------------
                                                                              FOR THE SIX MONTHS               FOR THE YEAR
                                                                                    ENDED                         ENDED
                                                                              SEPTEMBER 30, 2004*             MARCH 31, 2004
                                                                          ---------------------------   ---------------------------
                                                                             SHARES        AMOUNT          SHARES        AMOUNT
                                                                          -----------  --------------   -----------  --------------
Shares sold                                                                 1,526,666  $   11,311,539       928,455  $    7,194,493
Reinvested
  dividends                                                                        --              --            --              --
Shares
  redeemed                                                                   (261,457)     (1,915,678)      (85,588)       (651,425)
                                                                          -----------  --------------   -----------  --------------
Net increase
  (decrease)                                                                1,265,209  $    9,395,861       842,867  $    6,543,068
                                                                          ===========  ==============   ===========  ==============

                                                             FOCUS TECHNET PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                        CLASS 2                                                    CLASS 3
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR              FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                        ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004             SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold     2,534,282  $   12,460,056     6,112,899  $   26,338,363     1,269,909  $    6,196,080       828,656  $    4,022,736
Reinvested
  dividends            --              --            --              --            --              --            --              --
Shares
  redeemed     (3,420,925)    (16,448,229)   (3,944,452)    (16,827,597)     (466,393)     (2,251,292)     (108,226)       (515,395)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (886,643) $   (3,988,173)    2,168,447  $    9,510,766       803,516  $    3,944,788       720,430  $    3,507,341
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                          FOCUS GROWTH AND INCOME PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                        CLASS 2                                                    CLASS 3
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                         ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold     1,032,884  $    9,295,000     4,186,364  $   35,261,414     1,172,080  $   10,502,963       771,204  $    6,992,226
Reinvested
  dividends            --              --            --              --            --              --            --              --
Shares
  redeemed     (1,160,285)    (10,326,561)   (1,699,487)    (14,577,546)     (161,395)     (1,437,831)      (47,163)       (425,227)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)     (127,401) $   (1,031,561)    2,486,877  $   20,683,868     1,010,685  $    9,065,132       724,041  $    6,566,999
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

                                                               FOCUS VALUE PORTFOLIO
              ---------------------------------------------------------------------------------------------------------------------
                                        CLASS 2                                                    CLASS 3
              ---------------------------------------------------------   ---------------------------------------------------------
                   FOR THE SIX MONTHS               FOR THE YEAR               FOR THE SIX MONTHS               FOR THE YEAR
                         ENDED                         ENDED                         ENDED                         ENDED
                  SEPTEMBER 30, 2004*              MARCH 31, 2004              SEPTEMBER 30, 2004*             MARCH 31, 2004
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT          SHARES        AMOUNT
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Shares sold       809,052  $   10,364,238     2,713,626  $   31,485,340       691,143  $    8,828,568       349,298  $    4,496,000
Reinvested
  dividends            --              --            --              --            --              --            --              --
Shares
  redeemed       (564,939)     (7,191,573)   (1,152,335)    (13,601,516)      (84,214)     (1,074,899)      (19,168)       (247,064)
              -----------  --------------   -----------  --------------   -----------  --------------   -----------  --------------
Net increase
  (decrease)      244,113  $    3,172,665     1,561,291  $   17,883,824       606,929  $    7,753,669       330,130  $    4,248,936
              ===========  ==============   ===========  ==============   ===========  ==============   ===========  ==============

*    Unaudited

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers during the six months ended September 30, 2004:

                            BANC OF AMERICA      BARON      CITIGROUP GLOBAL  FRED ALGER &    GOLDMAN,    HARRIS ASSOCIATES
PORTFOLIO                   SECURITIES, LLC  CAPITAL, INC.    MARKETS, INC.     CO., INC.    SACHS & CO.   SECURITIES, LP
-------------------------   ---------------  -------------  ----------------  -------------  -----------  -----------------
Large Cap Growth              $        --     $        --      $        --     $      --     $       432   $         --
Mid Cap Value                          --              --               --            --           1,504             --
International Equity                   --              --               --            --           1,510             --
Focus Growth                          575              --            3,931        42,610              --             --
Focus TechNet                          --          11,157               --            --              --             --
Focus Growth and Income                --              --               --            --              --          1,664

As disclosed in the Investment Portfolios, certain Portfolios own securities in issuers referred to as an affiliate company. Affiliated companies include AIG or an affiliate thereof and issuers of which AIG holds 5% or more ownership. During the six months ended September 30, 2004, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                                 MARKET                                    CHANGE        MARKET
                                                                VALUE AT     COST      COST                  IN         VALUE AT
                                                                MARCH 31,     OF        OF      REALIZED  UNREALIZED  SEPTEMBER 30,
PORTFOLIO                    SECURITY                 INCOME      2004     PURCHASES   SALES    GAIN/LOSS GAIN (LOSS)     2004
-----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation:
   Diversified Growth  American International
                         Group, Inc.                 $  1,706  $  869,400  $     --  $ 154,665  $ 82,354  $ (204,352)  $  592,737
Large Cap Composite    American International
                         Group, Inc.                      401     195,499    28,297      8,263     2,306     (15,909)     201,930
Large Cap Value        American International
                         Group, Inc.                    2,502   1,292,077   176,989    100,653    18,217    (102,299)   1,284,331
Mid Cap Growth         Transatlantic Holdings, Inc.        11       3,924     1,146        691       185      (1,303)       3,261
Mid Cap Value          Transatlantic Holdings, Inc.        87      30,000     3,812        527       258      (7,455)      26,088
Small Cap              21st Century
                         Insurance Group                   28      12,398     3,742      6,228        18        (825)       9,105

9. INVESTMENT CONCENTRATIONS: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at September 30, 2004 had approximately 20.0% and 17.9% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

10. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted lines of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2004, the following Portfolios had borrowings:

                                                                      DAYS       INTEREST  AVERAGE DEBT   WEIGHTED AVERAGE
PORTFOLIO                                                          OUTSTANDING   CHARGES     UTILIZED         INTEREST
---------                                                          -----------   --------  ------------   ----------------
Multi-Managed Growth                                                    8        $    57   $    122,646          2.18%
Multi-Managed Moderate Growth                                           1             62      1,121,639          2.00
Multi-Managed Income/Equity                                            10            146        267,414          1.83
Multi-Managed Income                                                   20            231        237,339          1.63
Large Cap Composite                                                     3             49        298,369          1.96
Mid Cap Growth                                                         10            200        397,119          1.81
Small Cap                                                               1             52      1,197,797          1.56

                                                                      DAYS       INTEREST  AVERAGE DEBT   WEIGHTED AVERAGE
PORTFOLIO                                                          OUTSTANDING   CHARGES     UTILIZED         INTEREST
---------                                                          -----------   --------  ------------   ----------------
International Equity                                                   31        $   552    $  358,138           1.74%
Diversified Fixed Income                                                2             22       266,442           1.50
Focus Growth                                                           29            421       306,410           1.69
Focus TechNet                                                          77          2,911       723,562           1.85

At September 30, 2004, no Portfolio had balances open under the line of credit agreement.

11. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2004, none of the Portfolios participated in the program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECT DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD.

                                                                      DIVIDENDS
                                                                       DECLARED      DIVIDENDS
             NET ASSET      NET       NET REALIZED &                   FROM NET      FROM NET
               VALUE     INVESTMENT     UNREALIZED      TOTAL FROM     INVEST-       REALIZED
  PERIOD     BEGINNING     INCOME     GAIN (LOSS) ON    INVESTMENT       MENT         GAIN ON         TOTAL
   ENDED     OF PERIOD     (LOSS)*     INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
                                     Multi-Managed Growth Portfolio Class 1
03/31/00     $   17.21   $     0.18   $         7.72    $     7.90    $    (0.19)   $     (3.44)  $       (3.63)
03/31/01         21.48         0.30            (6.30)        (6.00)        (0.06)         (3.26)          (3.32)
03/31/02         12.16         0.16            (1.09)        (0.93)        (0.20)         (0.43)          (0.63)
03/31/03         10.60         0.12            (1.87)        (1.75)        (0.15)            --           (0.15)
03/31/04          8.70         0.08             2.34          2.42         (0.10)            --           (0.10)
09/30/04(1)      11.02         0.04            (0.29)        (0.25)           --             --              --
                                     Multi-Managed Growth Portfolio Class 2
10/16/00-
03/31/01+        19.41         0.11            (4.05)        (3.94)        (0.06)         (3.26)          (3.32)
03/31/02         12.15         0.13            (1.07)        (0.94)        (0.18)         (0.43)          (0.61)
03/31/03         10.60         0.10            (1.87)        (1.77)        (0.14)            --           (0.14)
03/31/04          8.69         0.06             2.35          2.41         (0.09)            --           (0.09)
09/30/04(1)      11.01         0.03            (0.30)        (0.27)           --             --              --
                                     Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+         9.00         0.03            (0.20)        (0.17)        (0.14)            --           (0.14)
03/31/04          8.69         0.03             2.37          2.40         (0.09)            --           (0.09)
09/30/04(1)      11.00         0.03            (0.30)        (0.27)           --             --              --
                                Multi-Managed Moderate Growth Portfolio Class 1
03/31/00         15.50         0.33             5.24          5.57         (0.30)         (2.17)          (2.47)
03/31/01         18.60         0.44            (4.25)        (3.81)        (0.10)         (2.48)          (2.58)
03/31/02         12.21         0.27            (0.90)        (0.63)        (0.25)         (0.29)          (0.54)
03/31/03         11.04         0.21            (1.45)        (1.24)        (0.21)            --           (0.21)
03/31/04          9.59         0.15             2.01          2.16         (0.17)            --           (0.17)
09/30/04(1)      11.58         0.09            (0.35)        (0.26)           --             --              --
                                Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
03/31/01+        17.42         0.17            (2.82)        (2.65)        (0.09)         (2.48)          (2.57)
03/31/02         12.20         0.24            (0.88)        (0.64)        (0.23)         (0.29)          (0.52)
03/31/03         11.04         0.18            (1.45)        (1.27)        (0.20)            --           (0.20)
03/31/04          9.57         0.13             2.01          2.14         (0.15)            --           (0.15)
09/30/04(1)      11.56         0.08            (0.35)        (0.27)           --             --              --
                                Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+         9.83         0.05            (0.11)        (0.06)        (0.20)            --           (0.20)
03/31/04          9.57         0.10             2.03          2.13         (0.15)            --           (0.15)
09/30/04(1)      11.55         0.07            (0.35)        (0.28)           --             --              --
                                 Multi-Managed Income/Equity Portfolio Class 1
03/31/00         13.33         0.49             1.87          2.36         (0.41)         (0.99)          (1.40)
03/31/01         14.29         0.54            (1.79)        (1.25)        (0.16)         (0.95)          (1.11)
03/31/02         11.93         0.41            (0.54)        (0.13)        (0.34)         (0.35)          (0.69)
03/31/03         11.11         0.34            (0.62)        (0.28)        (0.29)            --           (0.29)
03/31/04         10.54         0.28             1.27          1.55         (0.26)            --           (0.26)
09/30/04(1)      11.83         0.15            (0.16)        (0.01)           --             --              --
                                 Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+        13.92         0.22            (1.10)        (0.88)        (0.16)         (0.95)          (1.11)
03/31/02         11.93         0.37            (0.52)        (0.15)        (0.33)         (0.35)          (0.68)
03/31/03         11.10         0.31            (0.60)        (0.29)        (0.29)            --           (0.29)
03/31/04         10.52         0.26             1.27          1.53         (0.24)            --           (0.24)
09/30/04(1)      11.81         0.14            (0.16)        (0.02)           --             --              --
                                 Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+        10.71         0.08             0.02          0.10         (0.29)            --           (0.29)
03/31/04         10.52         0.22             1.30          1.52         (0.24)            --           (0.24)
09/30/04(1)      11.80         0.13            (0.16)        (0.03)           --             --              --

                                                                    RATIO OF
                NET                        NET                        NET
               ASSET                      ASSETS      RATIO OF     INVESTMENT
               VALUE                      END OF     EXPENSES TO   INCOME TO
  PERIOD       END OF       TOTAL         PERIOD     AVERAGE NET    AVERAGE      PORTFOLIO
   ENDED       PERIOD      RETURN**      (000'S)       ASSETS      NET ASSETS    TURNOVER
------------------------------------------------------------------------------------------
                          Multi-Managed Growth Portfolio Class 1
03/31/00     $    21.48        49.03%   $  103,976          1.15%        0.98%         117%
03/31/01          12.16       (30.90)       97,476          1.06         1.73          123
03/31/02          10.60        (7.77)       84,012          1.05         1.35          102
03/31/03           8.70       (16.57)       51,638          1.09         1.25          106
03/31/04          11.02        27.93        60,247          1.10         0.75           99
09/30/04(1)       10.77        (2.27)       54,927          1.04#        0.76#          65
                          Multi-Managed Growth Portfolio Class 2
10/16/00-
03/31/01+         12.15       (23.61)       11,088          1.19#        1.79#         123
03/31/02          10.60        (7.83)       49,770          1.20         1.15          102
03/31/03           8.69       (16.71)       48,414          1.24         1.09          106
03/31/04          11.01        27.79        78,735          1.25         0.59           99
09/30/04(1)       10.74        (2.45)       76,058          1.19#        0.62#          65
                          Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+          8.69        (1.90)           49          1.39#        0.88#         106
03/31/04          11.00        27.63         3,038          1.40         0.38           99
09/30/04(1)       10.73        (2.45)       11,501          1.29#        0.56#          65
                      Multi-Managed Moderate Growth Portfolio Class 1
03/31/00          18.60        37.90       107,421          1.10         1.97          108
03/31/01          12.21       (22.41)      104,548          1.01         2.72          118
03/31/02          11.04        (5.27)       96,218          0.99         2.28          102
03/31/03           9.59       (11.26)       63,068          1.00         2.06          108
03/31/04          11.58        22.63        71,142          1.00         1.41          104
09/30/04(1)       11.32        (2.25)       63,984          0.95#        1.50#          66
                      Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
03/31/01+         12.20       (17.24)       13,305          1.14#        2.80#         118
03/31/02          11.04        (5.35)       81,687          1.14         2.04          102
03/31/03           9.57       (11.48)      101,321          1.15         1.88          108
03/31/04          11.56        22.51       164,241          1.15         1.25          104
09/30/04(1)       11.29        (2.34)      160,212          1.10#        1.36#          66
                      Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+          9.57        (0.58)          172          1.28#        1.70#         108
03/31/04          11.55        22.37         9,269          1.30         1.06          104
09/30/04(1)       11.27        (2.42)       28,637          1.20#        1.29#          66
                       Multi-Managed Income/Equity Portfolio Class 1
03/31/00          14.29        18.52        74,778          1.10         3.61           68
03/31/01          11.93        (9.21)       72,843          1.04         4.01           86
03/31/02          11.11        (1.15)       68,230          1.00         3.49           62
03/31/03          10.54        (2.47)       51,615          0.98         3.17           85
03/31/04          11.83        14.80        55,067          0.97         2.47          111
09/30/04(1)       11.82        (0.08)       50,854          0.92#        2.58#          49
                       Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+         11.93        (6.82)        7,515          1.16#        4.02#          86
03/31/02          11.10        (1.38)       64,073          1.14         3.24           62
03/31/03          10.52        (2.61)       92,470          1.13         2.98           85
03/31/04          11.81        14.67       149,978          1.12         2.31          111
09/30/04(1)       11.79        (0.17)      148,163          1.07#        2.44#          49
                       Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+         10.52         0.93           249          1.26#        2.67#          85
03/31/04          11.80        14.53         9,753          1.25         2.15          111
09/30/04(1)       11.77        (0.25)       26,937          1.17#        2.38#          49

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Unaudited

See Notes to Financial Statements

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     DIVIDENDS
                                                                     DECLARED      DIVIDENDS
             NET ASSET      NET       NET REALIZED &                 FROM NET      FROM NET
               VALUE     INVESTMENT     UNREALIZED     TOTAL FROM     INVEST-      REALIZED
  PERIOD     BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT      MENT        GAIN ON           TOTAL
   ENDED     OF PERIOD     (LOSS)*      INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
                                    Multi-Managed Income Portfolio Class 1
03/31/00     $   12.07   $     0.57   $         0.49   $     1.06   $    (0.54)   $     (0.40)   $       (0.94)
03/31/01         12.19         0.61            (0.53)        0.08        (0.14)         (0.48)           (0.62)
03/31/02         11.65         0.51            (0.40)        0.11        (0.40)         (0.16)           (0.56)
03/31/03         11.20         0.45            (0.02)        0.43        (0.35)            --            (0.35)
03/31/04         11.28         0.37             0.83         1.20        (0.34)            --            (0.34)
09/30/04(4)      12.14         0.19            (0.22)       (0.03)          --             --               --
                                    Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+        12.31         0.25            (0.29)       (0.04)       (0.14)         (0.48)           (0.62)
03/31/02         11.65         0.48            (0.40)        0.08        (0.38)         (0.16)           (0.54)
03/31/03         11.19         0.41               --         0.41        (0.34)            --            (0.34)
03/31/04         11.26         0.34             0.84         1.18        (0.32)            --            (0.32)
09/30/04(4)      12.12         0.18            (0.22)       (0.04)          --             --               --
                                    Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+        11.34         0.14             0.12         0.26        (0.34)            --            (0.34)
03/31/04         11.26         0.28             0.88         1.16        (0.32)            --            (0.32)
09/30/04(4)      12.10         0.16            (0.20)       (0.04)          --             --               --
                            Asset Allocation: Diversified Growth Portfolio Class 1
03/31/00         12.63         0.21             2.04         2.25        (0.22)         (0.71)           (0.93)
03/31/01         13.95         0.28            (2.45)       (2.17)       (0.07)         (0.63)           (0.70)
03/31/02         11.08         0.17            (0.32)       (0.15)       (0.16)         (0.07)           (0.23)
03/31/03         10.70         0.15            (2.28)       (2.13)       (0.12)            --            (0.12)
03/31/04          8.45         0.13             2.33         2.46        (0.13)            --            (0.13)
09/30/04(4)      10.78         0.09            (0.27)       (0.18)          --             --               --
                            Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+        13.04         0.10            (1.37)       (1.27)       (0.07)         (0.63)           (0.70)
03/31/02         11.07         0.13            (0.28)       (0.15)       (0.15)         (0.07)           (0.22)
03/31/03         10.70         0.13            (2.28)       (2.15)       (0.11)            --            (0.11)
03/31/04          8.44         0.11             2.33         2.44        (0.11)            --            (0.11)
09/30/04(4)      10.77         0.08            (0.27)       (0.19)          --             --               --
                            Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+         9.00         0.02            (0.47)       (0.45)       (0.11)            --            (0.11)
03/31/04          8.44         0.07             2.36         2.43        (0.11)            --            (0.11)
09/30/04(4)      10.76         0.08            (0.28)       (0.20)          --             --               --
                                            Stock Portfolio Class 1
03/31/00         16.21        (0.01)            4.47         4.46           --          (1.07)           (1.07)
03/31/01         19.60         0.01            (4.03)       (4.02)          --          (1.23)           (1.23)
03/31/02         14.35         0.01             0.62         0.63        (0.01)         (0.61)           (0.62)
03/31/03         14.36         0.01            (3.36)       (3.35)          --             --               --
03/31/04         11.01         0.01             3.79         3.80           --             --               --
09/30/04(4)      14.81         0.01            (0.39)       (0.38)          --             --               --
                                            Stock Portfolio Class 2
10/16/00-
03/31/01+        18.58         0.02            (3.03)       (3.01)          --          (1.23)           (1.23)
03/31/02         14.34        (0.02)            0.62         0.60           --          (0.61)           (0.61)
03/31/03         14.33           --            (3.36)       (3.36)          --             --               --
03/31/04         10.97        (0.01)            3.78         3.77           --             --               --
09/30/04(4)      14.74        (0.00)           (0.38)       (0.38)          --             --               --
                                            Stock Portfolio Class 3
11/11/02-
03/31/03+        11.34           --            (0.37)       (0.37)          --             --               --
03/31/04         10.97        (0.02)            3.77         3.75           --             --               --
09/30/04(4)      14.72        (0.01)           (0.38)       (0.39)          --             --               --

                                                                        RATIO OF
                NET                        NET                            NET
               ASSET                      ASSETS       RATIO OF        INVESTMENT
               VALUE                      END OF     EXPENSES TO       INCOME TO
  PERIOD       END OF       TOTAL         PERIOD     AVERAGE NET         AVERAGE        PORTFOLIO
   ENDED       PERIOD      RETURN**       (000'S)      ASSETS          NET ASSETS       TURNOVER
-------------------------------------------------------------------------------------------------
                              Multi-Managed Income Portfolio Class 1
03/31/00     $    12.19         9.16%   $   54,037          1.06%(1)         4.72%(1)          61%
03/31/01          11.65         0.60        52,683          1.06(1)          5.04(1)           85
03/31/02          11.20         0.88        52,122          1.05(1)          4.40(1)           57
03/31/03          11.28         3.87        43,960          0.96             3.97              94
03/31/04          12.14        10.75        45,334          0.95             3.12             123
09/30/04(4)       12.11        (0.25)       41,651          0.90#            3.20#             53
                              Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+         11.65        (0.40)        5,113          1.20#            4.86#             85
03/31/02          11.19         0.65        45,459          1.20(1)          4.15(1)           57
03/31/03          11.26         3.74        80,625          1.12             3.75              94
03/31/04          12.12        10.61       118,953          1.10             2.96             123
09/30/04(4)       12.08        (0.33)      114,217          1.05#            3.06#             53
                              Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+         11.26         2.37            74          1.21#            3.24#             94
03/31/04          12.10        10.39         7,925          1.22             2.77             123
09/30/04(4)       12.06        (0.33)       19,906          1.15#            2.98#             53
                      Asset Allocation: Diversified Growth Portfolio Class 1
03/31/00          13.95        18.14       161,058          1.21             1.58             156
03/31/01          11.08       (16.04)      154,240          0.98@            2.12@            193
03/31/02          10.70        (1.34)      138,550          0.96             1.53             233
03/31/03           8.45       (19.98)       93,728          0.95             1.58             143
03/31/04          10.78        29.16(3)    106,695          0.98(2)          1.30(2)          106
09/30/04(4)       10.60        (1.67)       96,371          0.91(2)          1.76(2)           67
                      Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+         11.07       (10.29)       17,465          1.12#@           1.95#@           193
03/31/02          10.70        (1.49)      110,186          1.11             1.22             233
03/31/03           8.44       (20.11)      141,724          1.11             1.42             143
03/31/04          10.77        29.02(3)    232,730          1.13(2)          1.12(2)          106
09/30/04(4)       10.58        (1.76)      224,301          1.07(2)          1.60(2)           67
                      Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+          8.44        (5.02)          241          1.22#            0.68#            143
03/31/04          10.76        28.86(3)     13,530          1.29(2)          0.84(2)          106
09/30/04(4)       10.56        (1.86)       39,053          1.19(2)          1.40(2)           67
                                     Stock Portfolio Class 1
03/31/00          19.60        28.35       132,831          1.06            (0.05)             75
03/31/01          14.35       (21.62)      128,896          0.95             0.07              77
03/31/02          14.36         4.36       114,656          0.95             0.04              59
03/31/03          11.01       (23.33)       75,591          0.95             0.11              45
03/31/04          14.81        34.56        87,619          0.96             0.10              42
09/30/04(4)       14.43        (2.57)       78,876          0.93#            0.09#             17
                                     Stock Portfolio Class 2
10/16/00-
03/31/01+         14.34       (17.37)       14,671          1.08#            0.11#             77
03/31/02          14.33         4.18        89,106          1.10            (0.13)             59
03/31/03          10.97       (23.45)      110,306          1.10            (0.03)             45
03/31/04          14.74        34.37       184,179          1.11            (0.05)             42
09/30/04(4)       14.36        (2.58)      177,036          1.08#           (0.06)#            17
                                     Stock Portfolio Class 3
11/11/02-
03/31/03+         10.97        (3.26)          189          1.22#           (0.04)#            45
03/31/04          14.72        34.18        10,471          1.24            (0.13)             42
09/30/04(4)       14.33        (2.65)       30,658          1.18#           (0.11)#            17

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
  @ Gross of custody credits of 0.01%
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                               03/31/00    03/31/01      03/31/02
                                                               --------    --------      --------
Multi-Managed Income Portfolio Class 1                           0.02%       0.03%        (0.04)%
Multi-Managed Income Portfolio Class 2                             --          --         (0.05)
Multi-Managed Income Portfolio Class 3                             --          --            --

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                               03/31/04    09/30/04#
                                                               --------    ---------
Asset Allocation:Diversified Growth Portfolio Class 1            0.01%       0.00%
Asset Allocation:Diversified Growth Portfolio Class 2            0.01        0.00
Asset Allocation:Diversified Growth Portfolio Class 3            0.01        0.00

(3) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(4) Unaudited

See Notes to Financial Statements

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     DIVIDENDS
                                                                     DECLARED      DIVIDENDS
             NET ASSET      NET       NET REALIZED &                 FROM NET      FROM NET
               VALUE     INVESTMENT     UNREALIZED     TOTAL FROM     INVEST-      REALIZED
  PERIOD     BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT      MENT         GAIN ON          TOTAL
   ENDED     OF PERIOD     (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
                                      Large Cap Growth Portfolio Class 1
03/31/00     $   10.77   $    (0.04)  $         4.53   $     4.49    $   (0.01)   $     (0.30)   $       (0.31)
03/31/01         14.95        (0.01)           (5.35)       (5.36)       (0.02)         (1.19)           (1.21)
03/31/02          8.38           --            (0.40)       (0.40)          --             --               --
03/31/03          7.98           --            (1.99)       (1.99)          --             --               --
03/31/04          5.99           --             1.87         1.87           --             --               --
09/30/04(2)       7.86           --            (0.10)       (0.10)          --             --               --
                                      Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+        12.65         0.01            (3.07)       (3.06)       (0.02)         (1.19)           (1.21)
03/31/02          8.38        (0.02)           (0.39)       (0.41)          --             --               --
03/31/03          7.97           --            (2.00)       (2.00)          --             --               --
03/31/04          5.97        (0.01)            1.86         1.85           --             --               --
09/30/04(2)       7.82        (0.01)           (0.10)       (0.11)          --             --               --
                                      Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+         6.27           --            (0.31)       (0.31)          --             --               --
03/31/04          5.96        (0.02)            1.87         1.85           --             --               --
09/30/04(2)       7.81        (0.01)           (0.11)       (0.12)          --             --               --
                                     Large Cap Composite Portfolio Class 1
03/31/00         10.44         0.01             2.64         2.65        (0.02)         (0.02)           (0.04)
03/31/01         13.05           --            (3.02)       (3.02)          --          (0.73)           (0.73)
03/31/02          9.30         0.01            (0.11)       (0.10)          --          (0.01)           (0.01)
03/31/03          9.19         0.03            (2.32)       (2.29)       (0.03)            --            (0.03)
03/31/04          6.87         0.02             2.17         2.19        (0.02)            --            (0.02)
09/30/04(2)       9.04         0.01            (0.11)       (0.10)          --             --               --
                                     Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+        12.23           --            (2.20)       (2.20)          --          (0.73)           (0.73)
03/31/02          9.30           --            (0.11)       (0.11)          --          (0.01)           (0.01)
03/31/03          9.18         0.02            (2.33)       (2.31)       (0.01)            --            (0.01)
03/31/04          6.86         0.01             2.16         2.17        (0.01)            --            (0.01)
09/30/04(2)       9.02         0.01            (0.12)       (0.11)          --             --               --
                                     Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+         7.22         0.01            (0.36)       (0.35)       (0.01)            --            (0.01)
03/31/04          6.86           --             2.15         2.15           --             --               --
09/30/04(2)       9.01         0.01            (0.12)       (0.11)          --             --               --
                                       Large Cap Value Portfolio Class 1
03/31/00         10.21         0.13             0.44         0.57        (0.11)         (0.26)           (0.37)
03/31/01         10.41         0.12             1.05         1.17        (0.12)         (0.77)           (0.89)
03/31/02         10.69         0.10             0.15         0.25        (0.06)         (0.28)           (0.34)
03/31/03         10.60         0.11            (2.84)       (2.73)       (0.03)         (0.04)           (0.07)
03/31/04          7.80         0.12             2.92         3.04        (0.09)            --            (0.09)
09/30/04(2)      10.75         0.06             0.09         0.15           --             --               --
                                       Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+        10.86         0.04             0.67         0.71        (0.11)         (0.77)           (0.88)
03/31/02         10.69         0.08             0.15         0.23        (0.04)         (0.28)           (0.32)
03/31/03         10.60         0.09            (2.85)       (2.76)       (0.02)         (0.04)           (0.06)
03/31/04          7.78         0.10             2.92         3.02        (0.07)            --            (0.07)
09/30/04(2)      10.73         0.05             0.09         0.14           --             --               --
                                       Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+         8.27         0.03            (0.46)       (0.43)       (0.02)         (0.04)           (0.06)
03/31/04          7.78         0.08             2.93         3.01        (0.07)            --            (0.07)
09/30/04(2)      10.72         0.04             0.09         0.13           --             --               --

                                                                         RATIO OF
                NET                        NET                              NET
               ASSET                      ASSETS      RATIO OF          INVESTMENT
               VALUE                      END OF     EXPENSES TO        INCOME TO
  PERIOD       END OF       TOTAL         PERIOD     AVERAGE NET          AVERAGE          PORTFOLIO
   ENDED       PERIOD      RETURN**       (000'S)     ASSETS(1)        NET ASSETS(1)       TURNOVER
----------------------------------------------------------------------------------------------------
                                 Large Cap Growth Portfolio Class 1
03/31/00     $    14.95        41.95%   $   27,860          1.10%++            (0.31)%++          74%
03/31/01           8.38       (37.78)       26,094          1.10@              (0.07)@            40
03/31/02           7.98        (4.77)       21,905          1.10               (0.03)             43
03/31/03           5.99       (24.94)       12,337          1.10                0.06              58
03/31/04           7.86        31.22        14,623          1.10                0.02              44
09/30/04(2)        7.76        (1.27)       13,821          1.10#              (0.08)#            16
                                 Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+          8.38       (26.48)        9,073          1.25#@              0.05#@            40
03/31/02           7.97        (4.89)       38,180          1.25               (0.19)             43
03/31/03           5.97       (25.09)       41,534          1.25               (0.07)             58
03/31/04           7.82        30.99        71,204          1.25               (0.13)             44
09/30/04(2)        7.71        (1.41)       72,644          1.25#              (0.23)#            16
                                 Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+          5.96        (4.94)          141          1.35#              (0.01)#            58
03/31/04           7.81        31.04         5,122          1.35               (0.24)             44
09/30/04(2)        7.69        (1.54)       14,486          1.35#              (0.27)#            16
                                Large Cap Composite Portfolio Class 1
03/31/00          13.05        25.42        18,672          1.10++              0.08++            38
03/31/01           9.30       (24.05)       14,265          1.10@              (0.03)@            64
03/31/02           9.19        (1.10)       12,889          1.10                0.16              64
03/31/03           6.87       (24.99)        4,219          1.10                0.33              59
03/31/04           9.04        31.85         4,838          1.10                0.28              78
09/30/04(2)        8.94        (1.11)        4,658          1.10#               0.30#             34
                                Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+          9.30       (18.96)        3,046          1.25#@              0.08#@            64
03/31/02           9.18        (1.24)       15,204          1.25                  --              64
03/31/03           6.86       (25.13)       16,939          1.25                0.23              59
03/31/04           9.02        31.58        27,637          1.25                0.13              78
09/30/04(2)        8.91        (1.22)       27,518          1.25#               0.18#             34
                                Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+          6.86        (4.81)           97          1.28#               0.31#             59
03/31/04           9.01        31.39         2,095          1.35                0.03              78
09/30/04(2)        8.90        (1.22)        5,134          1.35#               0.13#             34
                                  Large Cap Value Portfolio Class 1
03/31/00          10.41         5.59        16,751          1.10++              1.21++            52
03/31/01          10.69        11.14        17,942          1.10@               1.08@             49
03/31/02          10.60         2.43        17,457          1.10                0.90              30
03/31/03           7.80       (25.86)       10,653          1.10                1.19              32
03/31/04          10.75        39.01        13,865          1.10                1.20              29
09/30/04(2)       10.90         1.40        14,394          0.98#               1.13#             13
                                  Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+         10.69         6.51         8,396          1.25#@              0.84#@            49
03/31/02          10.60         2.28        51,550          1.25                0.72              30
03/31/03           7.78       (26.09)       51,942          1.25                1.07              32
03/31/04          10.73        38.93        92,112          1.25                1.04              29
09/30/04(2)       10.87         1.30        99,554          1.13#               0.98#             13
                                  Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+          7.78        (5.27)          140          1.28#               1.14#             32
03/31/04          10.72        38.76         5,528          1.35                0.87              29
09/30/04(2)       10.85         1.21        15,896          1.23#               0.89#             13

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
 ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth Class 1, Large Cap Composite Class 1 and Large Cap Value Class 1, respectively, or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class
    2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                          03/31/00    03/31/01    03/31/02    03/31/03     03/31/04     09/30/04#
                                                          --------    --------    --------    --------     --------     ---------
Large Cap Growth Portfolio Class 1                          0.21%       0.26%       0.05%       0.06%        0.01%        (0.10)%
Large Cap Growth Portfolio Class 2                            --        0.19#       0.04        0.06         0.01         (0.10)
Large Cap Growth Portfolio Class 3                            --          --          --        0.10#        0.06         (0.10)
Large Cap Composite Portfolio Class 1                       0.40        0.59        0.46        0.44         0.42          0.19
Large Cap Composite Portfolio Class 2                         --        0.62#       0.43        0.49         0.41          0.19
Large Cap Composite Portfolio Class 3                         --          --          --        0.68#        0.43          0.19
Large Cap Value Portfolio Class 1                           0.31        0.54        0.10       (0.02)       (0.03)        (0.01)
Large Cap Value Portfolio Class 2                             --        0.39#       0.06       (0.02)       (0.03)        (0.01)
Large Cap Value Portfolio Class 3                             --          --          --        0.09#        0.01         (0.01)

(2) Unaudited

See Notes to Financial Statements

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     DIVIDENDS
                                                                     DECLARED      DIVIDENDS
             NET ASSET      NET       NET REALIZED &                 FROM NET      FROM NET
               VALUE     INVESTMENT     UNREALIZED     TOTAL FROM     INVEST-      REALIZED
  PERIOD     BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT      MENT        GAIN ON           TOTAL
   ENDED     OF PERIOD     (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
                                       Mid Cap Growth Portfolio Class 1
03/31/00     $   10.46   $    (0.09)  $         7.94   $     7.85   $       --    $     (0.36)   $       (0.36)
03/31/01         17.95        (0.10)           (5.35)       (5.45)          --          (3.16)           (3.16)
03/31/02          9.34        (0.07)            0.80         0.73           --             --               --
03/31/03         10.07        (0.06)           (2.33)       (2.39)          --             --               --
03/31/04          7.68        (0.07)            4.03         3.96           --             --               --
09/30/04(2)      11.64        (0.04)           (0.23)       (0.27)          --             --               --
                                       Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+        15.69        (0.04)           (3.16)       (3.20)          --          (3.16)           (3.16)
03/31/02          9.33        (0.08)            0.80         0.72           --             --               --
03/31/03         10.05        (0.07)           (2.33)       (2.40)          --             --               --
03/31/04          7.65        (0.09)            4.02         3.93           --             --               --
09/30/04(2)      11.58        (0.05)           (0.23)       (0.28)          --             --               --
                                       Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+         7.76        (0.03)           (0.08)       (0.11)          --             --               --
03/31/04          7.65        (0.10)            4.01         3.91           --             --               --
09/30/04(2)      11.56        (0.05)           (0.23)       (0.28)          --             --               --
                                        Mid Cap Value Portfolio Class 1
03/31/00          9.98         0.11             0.84         0.95        (0.09)         (0.32)           (0.41)
03/31/01         10.52         0.13             2.49         2.62        (0.11)         (0.88)           (0.99)
03/31/02         12.15         0.10             1.93         2.03        (0.09)         (0.68)           (0.77)
03/31/03         13.41         0.11            (2.73)       (2.62)       (0.02)         (0.16)           (0.18)
03/31/04         10.61         0.10             4.80         4.90        (0.10)         (0.01)           (0.11)
09/30/04(2)      15.40         0.06             0.45         0.51           --             --               --
                                        Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+        11.76         0.06             1.32         1.38        (0.11)         (0.88)           (0.99)
03/31/02         12.15         0.09             1.92         2.01        (0.08)         (0.68)           (0.76)
03/31/03         13.40         0.10            (2.73)       (2.63)       (0.02)         (0.16)           (0.18)
03/31/04         10.59         0.08             4.79         4.87        (0.08)         (0.01)           (0.09)
09/30/04(2)      15.37         0.05             0.45         0.50           --             --               --
                                        Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+        11.07         0.04            (0.34)       (0.30)       (0.02)         (0.16)           (0.18)
03/31/04         10.59         0.05             4.80         4.85        (0.08)         (0.01)           (0.09)
09/30/04(2)      15.35         0.04             0.45         0.49           --             --               --
                                          Small Cap Portfolio Class 1
03/31/00          9.91        (0.03)            4.65         4.62        (0.01)         (0.44)           (0.45)
03/31/01         14.08        (0.02)           (3.91)       (3.93)          --          (2.12)           (2.12)
03/31/02          8.03        (0.02)            0.35         0.33           --             --               --
03/31/03          8.36        (0.03)           (2.32)       (2.35)          --             --               --
03/31/04          6.01        (0.04)            2.96         2.92           --             --               --
09/30/04(2)       8.93        (0.02)           (0.51)       (0.53)          --             --               --
                                          Small Cap Portfolio Class 2
10/16/00-
03/31/01+        12.39           --            (2.25)       (2.25)          --          (2.12)           (2.12)
03/31/02          8.02        (0.04)            0.36         0.32           --             --               --
03/31/03          8.34        (0.03)           (2.32)       (2.35)          --             --               --
03/31/04          5.99        (0.05)            2.95         2.90           --             --               --
09/30/04(2)       8.89        (0.03)           (0.51)       (0.54)          --             --               --
                                          Small Cap Portfolio Class 3
11/11/02-
03/31/03+         6.19        (0.01)           (0.19)       (0.20)          --             --               --
03/31/04          5.99        (0.05)            2.93         2.88           --             --               --
09/30/04(2)       8.87        (0.03)           (0.51)       (0.54)          --             --               --

                                                                        RATIO OF
                NET                        NET                            NET
               ASSET                      ASSETS      RATIO OF         INVESTMENT
               VALUE                      END OF     EXPENSES TO       INCOME TO
  PERIOD       END OF       TOTAL         PERIOD     AVERAGE NET         AVERAGE         PORTFOLIO
   ENDED       PERIOD      RETURN**       (000'S)     ASSETS(1)       NET ASSETS(1)      TURNOVER
--------------------------------------------------------------------------------------------------
                                 Mid Cap Growth Portfolio Class 1
03/31/00     $    17.95        75.89%   $   28,059          1.15%++           (0.68)%++         68%
03/31/01           9.34       (34.29)       18,897          1.15@             (0.72)@           68
03/31/02          10.07         7.82        18,380          1.15              (0.72)            70
03/31/03           7.68       (23.73)       10,649          1.15              (0.71)           117
03/31/04          11.64        51.56        15,233          1.15              (0.74)            97
09/30/04(2)       11.37        (2.32)       13,939          1.15#             (0.68)#           43
                                 Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+          9.33       (24.91)        7,499          1.30#@            (0.68)#@          68
03/31/02          10.05         7.72        33,843          1.30              (0.86)            70
03/31/03           7.65       (23.88)       32,110          1.30              (0.86)           117
03/31/04          11.58        51.37        69,968          1.30              (0.89)            97
09/30/04(2)       11.30        (2.42)       66,849          1.30#             (0.83)#           43
                                 Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+          7.65        (1.42)          139          1.40#             (0.98)#          117
03/31/04          11.56        51.11         5,917          1.40              (1.07)            97
09/30/04(2)       11.28        (2.42)       14,785          1.40#             (0.91)#           43
                                  Mid Cap Value Portfolio Class 1
03/31/00          10.52         9.76        16,640          1.15               1.02             72
03/31/01          12.15        25.38        21,103          1.15               1.10             62
03/31/02          13.41        17.38        16,222          1.15               0.82             59
03/31/03          10.61       (19.61)       10,584          1.15               0.95             61
03/31/04          15.40        46.29        14,034          1.15               0.69             50
09/30/04(2)       15.91         3.31        14,415          1.08#              0.83#            26
                                  Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+         12.15        12.13         7,358          1.30#              0.99#            62
03/31/02          13.40        17.13        46,746          1.30               0.69             59
03/31/03          10.59       (19.73)       46,557          1.30               0.83             61
03/31/04          15.37        46.09        85,682          1.30               0.53             50
09/30/04(2)       15.87         3.25        94,789          1.23#              0.69#            26
                                  Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+         10.59        (2.84)          138          1.40#              0.97#            61
03/31/04          15.35        45.86         5,435          1.40               0.37             50
09/30/04(2)       15.84         3.19        15,698          1.32#              0.64#            26
                                    Small Cap Portfolio Class 1
03/31/00          14.08        46.99        21,144          1.15              (0.24)           103
03/31/01           8.03       (30.20)       14,611          1.15              (0.16)           138
03/31/02           8.36         4.11        13,864          1.15              (0.25)           101
03/31/03           6.01       (28.11)        8,061          1.15              (0.37)            91
03/31/04           8.93        48.59        11,129          1.15              (0.52)           134
09/30/04(2)        8.40        (5.94)       11,702          1.15#             (0.55)#           63
                                    Small Cap Portfolio Class 2
10/16/00-
03/31/01+          8.02       (20.76)        4,578          1.30#             (0.08)#          138
03/31/02           8.34         3.99        29,363          1.30              (0.45)           101
03/31/03           5.99       (28.18)       28,013          1.30              (0.52)            91
03/31/04           8.89        48.41        62,201          1.30              (0.67)           134
09/30/04(2)        8.35        (6.07)       59,491          1.30#             (0.70)#           63
                                    Small Cap Portfolio Class 3
11/11/02-
03/31/03+          5.99        (3.23)          120          1.40#             (0.58)#           91
03/31/04           8.87        48.08         5,609          1.40              (0.72)           134
09/30/04(2)        8.33        (6.09)       13,986          1.40#             (0.78)#           63

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance company. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
 ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.15% and 1.30% for Class 1 and Class
    2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                          03/31/00    03/31/01    03/31/02    03/31/03     03/31/04     09/30/04#
                                                          --------    --------    --------    --------     --------     ---------
Mid Cap Growth Portfolio Class 1                            0.22%       0.33%       0.15%       0.12%        0.03%        (0.09)%
Mid Cap Growth Portfolio Class 2                              --        0.32#       0.12        0.13         0.03         (0.09)
Mid Cap Growth Portfolio Class 3                              --          --          --        0.19#        0.06         (0.09)
Mid Cap Value Portfolio Class 1                             0.32        0.49        0.16       (0.01)          --         (0.05)
Mid Cap Value Portfolio Class 2                               --        0.34#       0.12       (0.01)       (0.01)        (0.05)
Mid Cap Value Portfolio Class 3                               --          --          --       (0.01)#       0.03         (0.04)
Small Cap Portfolio Class 1                                 0.30        0.52        0.30        0.17         0.06         (0.06)
Small Cap Portfolio Class 2                                   --        0.54#       0.26        0.18         0.06         (0.06)
Small Cap Portfolio Class 3                                   --          --          --        0.25#        0.08         (0.06)

(2) Unaudited

See Notes to Financial Statements

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     DIVIDENDS
                                                                     DECLARED      DIVIDENDS
             NET ASSET      NET       NET REALIZED &                 FROM NET      FROM NET
               VALUE     INVESTMENT     UNREALIZED     TOTAL FROM     INVEST-      REALIZED
  PERIOD     BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT      MENT        GAIN ON           TOTAL
   ENDED     OF PERIOD     (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
                                    International Equity Portfolio Class 1
03/31/00     $   10.34   $     0.01   $         3.21   $     3.22    $   (0.06) $       (0.30)   $       (0.36)
03/31/01         13.20         0.02            (4.44)       (4.42)          --          (0.47)           (0.47)
03/31/02          8.31         0.03            (0.93)       (0.90)          --          (0.05)           (0.05)
03/31/03          7.36         0.03            (2.24)       (2.21)       (0.03)            --            (0.03)
03/31/04          5.12         0.04             2.66         2.70        (0.07)            --            (0.07)
09/30/04(2)       7.75         0.03            (0.17)       (0.14)          --             --               --
                                    International Equity Portfolio Class 2
10/16/00-
03/31/01+        10.77         0.02            (2.02)       (2.00)          --          (0.47)           (0.47)
03/31/02          8.30         0.01            (0.91)       (0.90)          --          (0.05)           (0.05)
03/31/03          7.35         0.02            (2.24)       (2.22)       (0.01)            --            (0.01)
03/31/04          5.12         0.03             2.65         2.68        (0.06)            --            (0.06)
09/30/04(2)       7.74         0.03            (0.17)       (0.14)          --             --               --
                                    International Equity Portfolio Class 3
11/11/02-
03/31/03+         5.69           --            (0.56)       (0.56)       (0.01)            --            (0.01)
03/31/04          5.12         0.04             2.63         2.67        (0.06)            --            (0.06)
09/30/04(2)       7.73         0.02            (0.16)       (0.14)          --             --               --
                                  Diversified Fixed Income Portfolio Class 1
03/31/00          9.94         0.53            (0.42)        0.11        (0.42)            --            (0.42)
03/31/01          9.63         0.57             0.24         0.81        (0.57)            --            (0.57)
03/31/02          9.87         0.44            (0.26)        0.18        (0.29)            --            (0.29)
03/31/03          9.76         0.36             0.63         0.99        (0.05)            --            (0.05)
03/31/04         10.70         0.35             0.19         0.54        (0.27)            --            (0.27)
09/30/04(2)      10.97         0.20            (0.19)        0.01           --             --               --
                                  Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+         9.99         0.24             0.21         0.45        (0.57)            --            (0.57)
03/31/02          9.87         0.40            (0.24)        0.16        (0.28)            --            (0.28)
03/31/03          9.75         0.32             0.65         0.97        (0.04)            --            (0.04)
03/31/04         10.68         0.33             0.19         0.52        (0.25)            --            (0.25)
09/30/04(2)      10.95         0.19            (0.19)          --           --             --               --
                                  Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+        10.49         0.09             0.13         0.22        (0.04)            --            (0.04)
03/31/04         10.67         0.29             0.22         0.51        (0.25)            --            (0.25)
09/30/04(2)      10.93         0.17            (0.17)          --           --             --               --
                                       Cash Management Portfolio Class 1
03/31/00         10.06         0.45             0.01         0.46        (0.28)            --            (0.28)
03/31/01         10.24         0.56             0.02         0.58        (0.11)            --            (0.11)
03/31/02         10.71         0.24             0.01         0.25        (0.07)            --            (0.07)
03/31/03         10.89         0.10               --         0.10        (0.15)            --            (0.15)
03/31/04         10.84         0.04               --         0.04        (0.09)            --            (0.09)
09/30/04(2)      10.79         0.04            (0.02)        0.02           --             --               --
                                       Cash Management Portfolio Class 2
10/16/00-
03/31/01+        10.56         0.18             0.07         0.25        (0.11)            --            (0.11)
03/31/02         10.70         0.21             0.03         0.24        (0.05)            --            (0.05)
03/31/03         10.89         0.07               --         0.07        (0.14)            --            (0.14)
03/31/04         10.82         0.02               --         0.02        (0.07)            --            (0.07)
09/30/04(2)      10.77         0.02            (0.00)        0.02           --             --               --
                                       Cash Management Portfolio Class 3
11/11/02-
03/31/03+        10.95         0.01               --         0.01        (0.14)            --            (0.14)
03/31/04         10.82         0.01               --         0.01        (0.07)            --            (0.07)
09/30/04(2)      10.76           --             0.01         0.01           --             --               --

                                                                         RATIO OF
                NET                        NET                             NET
               ASSET                      ASSETS       RATIO OF         INVESTMENT
               VALUE                      END OF     EXPENSES TO        INCOME TO
  PERIOD       END OF       TOTAL         PERIOD     AVERAGE NET          AVERAGE          PORTFOLIO
   ENDED       PERIOD      RETURN**       (000'S)     ASSETS(1)        NET ASSETS(1)       TURNOVER
----------------------------------------------------------------------------------------------------
                               International Equity Portfolio Class 1
03/31/00     $    13.20        31.36%   $   20,390          1.30%++             0.12%++           54%
03/31/01           8.31       (34.10)       12,802          1.30                0.18              26
03/31/02           7.36       (10.84)        9,076          1.30                0.45              72
03/31/03           5.12       (30.12)        5,273          1.30                0.53              53
03/31/04           7.75        52.92         7,794          1.30                0.64              50
09/30/04(2)        7.61        (1.81)        7,686          1.30#(1)            0.91#(1)          21
                               International Equity Portfolio Class 2
10/16/00-
03/31/01+          8.30       (19.33)        5,223          1.45#               0.36#             26
03/31/02           7.35       (10.86)       18,895          1.45                0.12              72
03/31/03           5.12       (30.17)       22,167          1.45                0.31              53
03/31/04           7.74        52.53        58,220          1.45                0.45              50
09/30/04(2)        7.60        (1.81)       62,283          1.45#(1)            0.76#(1)          21
                               International Equity Portfolio Class 3
11/11/02-
03/31/03+          5.12        (9.79)          144          1.55#               0.15#             53
03/31/04           7.73        52.29         4,277          1.55                0.66              50
09/30/04(2)        7.59        (1.81)       12,503          1.55#(1)            0.54#(1)          21
                             Diversified Fixed Income Portfolio Class 1
03/31/00           9.63         1.22        16,784          1.00                5.48              46
03/31/01           9.87         8.66        16,428          1.00@               5.81@             27
03/31/02           9.76         1.82        14,972          1.00                4.50              44
03/31/03          10.70        10.14        17,731          1.00                3.47              60
03/31/04          10.97         5.11        13,922          0.90                3.15             106
09/30/04(2)       10.98         0.09        13,252          0.84#               3.71#             53
                             Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+          9.87         4.71         6,655          1.15#@              5.84#@            27
03/31/02           9.75         1.57        48,365          1.15                4.10              44
03/31/03          10.68        10.00       135,818          1.15                3.25              60
03/31/04          10.95         4.97       138,125          1.05                3.01             106
09/30/04(2)       10.95         0.00       134,161          0.99#               3.57#             53
                             Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+         10.67         2.15           978          1.25#               2.68#             60
03/31/04          10.93         4.84         9,120          1.15                2.99             106
09/30/04(2)       10.93         0.00        19,150          1.09#               3.42#             53
                                  Cash Management Portfolio Class 1
03/31/00          10.24         4.59         4,123          0.85                4.63              --
03/31/01          10.71         5.73         4,897          0.85                5.45              --
03/31/02          10.89         2.32         8,283          0.85                2.24              --
03/31/03          10.84         0.89         6,297          0.85                0.86              --
03/31/04          10.79         0.37         7,384          0.80                0.33              --
09/30/04(2)       10.81         0.19         3,770          0.69#               0.54#             --
                                  Cash Management Portfolio Class 2
10/16/00-
03/31/01+         10.70         2.40        10,424          1.00#               4.52#             --
03/31/02          10.89         2.27        34,724          1.00                1.91              --
03/31/03          10.82         0.66        56,597          1.00                0.67              --
03/31/04          10.77         0.22        54,276          0.95                0.18              --
09/30/04(2)       10.79         0.19        59,802          0.84#               0.42#             --
                                  Cash Management Portfolio Class 3
11/11/02-
03/31/03+         10.82         0.11           348          1.10#               0.25#             --
03/31/04          10.76         0.09         6,224          1.05                0.06              --
09/30/04(2)       10.77         0.09        13,393          0.95#               0.35#             --

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
 ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class
    2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                          03/31/00    03/31/01    03/31/02    03/31/03     03/31/04     09/30/04#
                                                          --------    --------    --------    --------     --------     ---------
International Equity Portfolio Class 1                      0.63%       1.01%       0.82%       0.46%        0.31%         0.03%
International Equity Portfolio Class 2                        --        1.01#       0.75        0.46         0.30          0.03
International Equity Portfolio Class 3                        --          --          --        0.49#        0.30          0.03
Diversified Fixed Income Portfolio Class 1                  0.31        0.61        0.17        0.01        (0.03)           --
Diversified Fixed Income Portfolio Class 2                    --        0.51#       0.10          --        (0.02)           --
Diversified Fixed Income Portfolio Class 3                    --          --          --        0.14#       (0.01)           --
Cash Management Portfolio Class 1                           2.10        1.98          --       (0.01)       (0.03)           --
Cash Management Portfolio Class 2                             --        0.80#         --       (0.02)       (0.03)           --
Cash Management Portfolio Class 3                             --          --          --        0.03#       (0.01)           --

(2) Unaudited

See Notes to Financial Statements

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     DIVIDENDS
                                                                     DECLARED        DIVIDENDS
             NET ASSET       NET      NET REALIZED &                 FROM NET        FROM NET
               VALUE     INVESTMENT    UNREALIZED      TOTAL FROM     INVEST-        REALIZED
  PERIOD     BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT      MENT           GAIN ON         TOTAL
   ENDED     OF PERIOD     (LOSS)*     INVESTMENTS     OPERATIONS     INCOME        INVESTMENTS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------
                                        Focus Growth Portfolio Class 1
07/05/00-
03/31/01+    $   10.00   $       --   $        (2.81)  $    (2.81)  $       --      $        --    $          --
03/31/02          7.19        (0.04)           (0.09)       (0.13)          --               --               --
03/31/03          7.06        (0.03)           (1.54)       (1.57)          --               --               --
03/31/04          5.49        (0.05)            2.48         2.43           --               --               --
09/30/04(3)       7.92        (0.03)           (0.62)       (0.65)          --               --               --
                                        Focus Growth Portfolio Class 2
10/16/00-
03/31/01+         8.93           --            (1.74)       (1.74)          --               --               --
03/31/02          7.19        (0.06)           (0.08)       (0.14)          --               --               --
03/31/03          7.05        (0.03)           (1.55)       (1.58)          --               --               --
03/31/04          5.47        (0.06)            2.47         2.41           --               --               --
09/30/04(3)       7.88        (0.03)           (0.62)       (0.65)          --               --               --
                                        Focus Growth Portfolio Class 3
11/11/02-
03/31/03+         5.70        (0.01)           (0.22)       (0.23)          --               --               --
03/31/04          5.47        (0.05)            2.45         2.40           --               --               --
09/30/04(3)       7.87        (0.03)           (0.62)       (0.65)          --               --               --
                                        Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+        10.00        (0.01)           (4.27)       (4.28)          --               --               --
03/31/02          5.72        (0.09)           (1.22)       (1.31)          --               --               --
03/31/03          4.41        (0.04)           (1.53)       (1.57)          --               --               --
03/31/04          2.84        (0.07)            2.30         2.23           --               --               --
09/30/04(3)       5.07        (0.04)           (0.25)       (0.29)          --               --               --
                                        Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+         2.85        (0.02)            0.01        (0.01)          --               --               --
03/31/04          2.84        (0.07)            2.30         2.23           --               --               --
09/30/04(3)       5.07        (0.01)           (0.28)       (0.29)          --               --               --
                                   Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+        10.00         0.01            (1.58)       (1.57)          --               --               --
03/31/02          8.43        (0.03)           (0.08)       (0.11)          --               --               --
03/31/03          8.32        (0.03)           (1.51)       (1.54)          --               --               --
03/31/04          6.78        (0.03)            2.53         2.50           --               --               --
09/30/04(3)       9.28         0.00            (0.39)       (0.39)          --               --               --
                                   Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+         6.96        (0.01)           (0.17)       (0.18)          --               --               --
03/31/04          6.78        (0.03)            2.52         2.49           --               --               --
09/30/04(3)       9.27         0.00            (0.39)       (0.39)          --               --               --
                                         Focus Value Portfolio Class 2
10/01/01-
03/31/02+        10.00        (0.01)            1.80         1.79           --            (0.11)           (0.11)
03/31/03         11.68         0.07            (2.63)       (2.56)       (0.10)(1)        (0.25)           (0.35)
03/31/04          8.77         0.15             4.19         4.34           --               --               --
09/30/04(3)      13.11         0.04             0.03         0.07           --               --               --
                                         Focus Value Portfolio Class 3
11/11/02-
03/31/03+         9.12           --               --           --        (0.10)(1)        (0.25)           (0.35)
03/31/04          8.77         0.09             4.23         4.32           --               --               --
09/30/04(3)      13.09         0.03             0.04         0.07           --               --               --

                                                                         RATIO OF
                NET                        NET                             NET
               ASSET                      ASSETS      RATIO OF          INVESTMENT
               VALUE                      END OF     EXPENSES TO         INCOME TO
  PERIOD       END OF        TOTAL        PERIOD     AVERAGE NET          AVERAGE           PORTFOLIO
   ENDED       PERIOD       RETURN**     (000'S)      ASSETS(2)        NET ASSETS(2)        TURNOVER
-----------------------------------------------------------------------------------------------------
                                    Focus Growth Portfolio Class 1
07/05/00-
03/31/01+    $     7.19       (28.10)%  $   18,787          1.30%#++           (0.01)%#++         195%
03/31/02           7.06        (1.81)        8,039          1.30               (0.61)             189
03/31/03           5.49       (22.24)        5,535          1.30               (0.44)             143
03/31/04           7.92        44.26         8,170          1.30               (0.66)              90
09/30/04(3)        7.27        (8.21)        6,950          1.30#(2)           (0.66)#(2)          61
                                    Focus Growth Portfolio Class 2
10/16/00-
03/31/01+          7.19       (19.48)       10,972          1.45#++             0.06#++           195
03/31/02           7.05        (1.95)       33,720          1.45               (0.78)             189
03/31/03           5.47       (22.41)       33,763          1.45               (0.59)             143
03/31/04           7.88        44.06        68,443          1.45               (0.81)              90
09/30/04(3)        7.23        (8.25)       63,583          1.45#(2)           (0.81)#(2)          61
                                    Focus Growth Portfolio Class 3
11/11/02-
03/31/03+          5.47        (4.04)           99          1.55#              (0.66)#            143
03/31/04           7.87        43.88         6,775          1.55               (0.75)              90
09/30/04(3)        7.22        (8.26)       15,346          1.55#(2)           (0.88)#(2)          61
                                   Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+          5.72       (42.80)        5,860          1.65#++            (0.51)#++          160
03/31/02           4.41       (22.90)       12,522          1.65@              (1.22)@            357
03/31/03           2.84       (35.60)       11,585          1.65               (1.46)             253
03/31/04           5.07        78.52        31,718          1.65               (1.55)             183
09/30/04(3)        4.78        (5.72)       25,659          1.65#(2)           (1.50)#(2)         102
                                   Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+          2.84        (0.35)          100          1.68#              (1.52)#            253
03/31/04           5.07        78.52         3,830          1.75               (1.70)             183
09/30/04(3)        4.78        (5.72)        7,445          1.75#(2)           (1.60)#(2)         102
                              Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+          8.43       (15.70)        6,435          1.45#++             0.28#++            71
03/31/02           8.32        (1.25)       21,393          1.45@              (0.37)@            187
03/31/03           6.78       (18.51)       19,142          1.45               (0.37)             180
03/31/04           9.28        36.87        49,277          1.45               (0.35)              84
09/30/04(3)        8.89        (4.20)       46,079          1.45#(2)            0.09#(2)           31
                              Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+          6.78        (2.59)          105          1.55#              (0.44)#            180
03/31/04           9.27        36.73         6,855          1.55               (0.35)              84
09/30/04(3)        8.88        (4.21)       15,535          1.55#(2)            0.05#(2)           31
                                    Focus Value Portfolio Class 2
10/01/01-
03/31/02+         11.68        17.90        19,589          1.45#@             (0.27)#@            81
03/31/03           8.77       (22.00)       19,105          1.45                0.71              190
03/31/04          13.11        49.49        49,022          1.45                1.34              165
09/30/04(3)       13.18         0.53        52,502          1.45#(2)            0.56#(2)           53
                                    Focus Value Portfolio Class 3
11/11/02-
03/31/03+          8.77        (0.12)          115          1.55#              (0.12)#            190
03/31/04          13.09        49.26         4,494          1.55                0.87              165
09/30/04(3)       13.16         0.53        12,501          1.55#(2)            0.51#(2)           53

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
  # Annualized
  + Inception date of class.
 ++ The ratios reflect an expense cap of 1.30%, 1.45%, 1.65%, and 1.45% for the Focus Growth Class 1, Focus Growth Class 2, Focus TechNet Class 2, Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.02%), (0.02%), (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus
    TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.
(1) Includes a tax return of capital of $0.03 per share.
(2) Net of the following reimbursements (recoupments) (based on average net assets):

                                                 03/31/01#  03/31/02  03/31/03  03/31/04  09/30/04#
                                                 ---------  --------  --------  --------  ---------
Focus Growth Portfolio Class 1                      0.58%     0.22%     0.18%     0.05%    (0.08)%
Focus Growth Portfolio Class 2                      0.45      0.21      0.19      0.05     (0.08)
Focus Growth Portfolio Class 3                        --        --      0.26#     0.08     (0.08)
Focus TechNet Portfolio Class 2                     2.16      1.32      1.71      0.52     (0.16)
Focus TechNet Portfolio Class 3                       --        --      1.74#     0.52     (0.18)
Focus Growth and Income Portfolio Class 2           2.90      1.02      0.68      0.25     (0.02)
Focus Growth and Income Portfolio Class 3             --        --      0.79#     0.27     (0.02)
Focus Value Portfolio Class 2                         --      1.09#     0.73      0.25     (0.01)
Focus Value Portfolio Class 3                         --        --      0.76#     0.27     (0.01)

(3) Unaudited

See Notes to Financial Statements

SEASONS SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)

The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund Complex.

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                            TERM OF                                    IN FUND
       NAME,                              OFFICE AND                                   COMPLEX
    ADDRESS AND          POSITION HELD    LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN         OTHER DIRECTORSHIPS HELD
   DATE OF BIRTH*         WITH TRUST    TIME SERVED(4)      DURING PAST 5 YEARS     BY TRUSTEE(1)            BY TRUSTEE(3)
---------------------    -------------  --------------  --------------------------  -------------  ---------------------------------
INDEPENDENT TRUSTEE

Carl D. Covitz           Trustee        2001-Present    Owner and President,              56       Director, Kayne Anderson Mutual
DOB: March 31, 1939                                     Landmark Capital, Inc.                     Funds (since 1995); Director,
                                                        (since 1973)                               Arden Realty, Inc. (since 1995).

Monica C. Lozano         Trustee        1998-Present    President and Chief               56       Trustee, University of Southern
DOB: July 21, 1956                                      Operating Officer (since                   California (since 1991);
                                                        2000) La Opinion                           Director, California Healthcare
                                                        (newspaper publishing                      Foundation (since 1998);
                                                        concern), Associate                        Director, Tenet Healthcare
                                                        Publisher (1991-1999) and                  Corporation (since 2002);
                                                        Executive Editor                           Director, The Walt Disney Company
                                                        (1995-1999) thereof                        (since 2000); Director, Union
                                                                                                   Bank of California (since 2001).

Gilbert T. Ray           Trustee        2001-Present    Retired Partner, O'Melveny        56       Director, Advanced Auto Parts,
DOB: September 18, 1944                                 & Myers LLP (since 2000);                  Inc. (retail, automotive supply
                                                        and Attorney (1972-2000)                   stores) (since 2002); Director,
                                                        thereof                                    Watts, Wyatt & Company (services
                                                                                                   -- management consulting
                                                                                                   services) (since 2000).

Allan L. Sher            Trustee        1997-Present    Retired Brokerage                 56       Director, Bowl America
DOB: October 19, 1931                                   Executive (since 1992)                     Incorporated (1997-Present).

Bruce G. Willison        Trustee        2001-Present    Dean, Anderson School at          56       Director, Nordstrom, Inc. (since
DOB: October 16, 1948                                   UCLA (since 1999)                          1997); Director, Homestore,
                                                                                                   Inc. (real estate agents and
                                                                                                   managers, (since 2003); Healthnet
                                                                                                   International, Inc. (business
                                                                                                   services) (since 2000).

INTERESTED TRUSTEE

Jana W. Greer(2)         Trustee and    2001-Present    President, AIG SunAmerica         56       Director, National Association
DOB: December 30, 1951     Chairman                     Retirement Markets,                        for Variable Annuities
                                                        Inc. (since 1996), and                     (since 1999).
                                                        Executive Vice President
                                                        thereof (1994-1996);
                                                        Senior Vice President and
                                                        Director, AIG Retirement
                                                        Services, Inc. (since 1991)

----------
* The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (21 portfolios), VALIC Company II (15 funds), and AIG Series Trust (4 funds).
(2) Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "Public Company") registered under the investment act of 1940.
(4)  Trustees serve until their successors are duly elected and qualified.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-445-SUN2.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the Security and Exchange Commission ("SEC") for its first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. Once filed, the Trust's Form N-Q will be available without charge on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional information, may be obtained without charge upon request, by calling 1-800-445-SUN2. This information is also available from the EDGAR database on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD ON SEASONS SERIES TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust voted proxies relating to securities held in the Seasons Series Trust during the twelve month period ended June 30, 2004 is available (i) without charge, upon request, by calling 1-800-445-SUN2 or (ii) on the SEC's website at http://www.sec.gov.

[AIG SUNAMERICA(R) LOGO]
THE RETIREMENT SPECIALIST

1 SunAmerica Center                                                Presorted
Los Angeles, CA 90067-6022                                          Standard
                                                               U.S. Postage Paid
ADDRESS SERVICE REQUESTED                                          Towne, Inc.


                                                            J1906SAR.1 (R 11/04)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)  (1) Not applicable.

     (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ Robert M. Zakem
Robert M. Zakem
President

Date: December 9, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem
President

Date: December 9, 2004

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 9, 2004